UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds

(Exact name of registrant as specified in charter)

7272 Wisconsin Avenue, 21st Floor	Bethesda, MD	20814
(Address of principal executive offices)		(Zip code)

Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(240) 497-6400

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2025

Item 1. Reports to Stockholders.

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

Access Flex Bear High Yield ProFund Investor - AFBIX

Access Flex Bear High Yield ProFund Service - AFBSX

Access Flex High Yield ProFund Investor - FYAIX

Access Flex High Yield ProFund Service - FYASX

Banks UltraSector ProFund Investor - BKPIX

Banks UltraSector ProFund Service - BKPSX

Bear ProFund Investor - BRPIX

Bear ProFund Service - BRPSX

Biotechnology UltraSector ProFund Investor - BIPIX

Biotechnology UltraSector ProFund Service - BIPSX

Bitcoin ProFund Investor - BTCFX

Bull ProFund Investor - BLPIX

Bull ProFund Service - BLPSX

Communication Services UltraSector ProFund Investor - WCPIX

Communication Services UltraSector ProFund Service - WCPSX

Consumer Discretionary UltraSector ProFund Investor - CYPIX

Consumer Discretionary UltraSector ProFund Service - CYPSX

Consumer Staples UltraSector ProFund Investor - CNPIX

Consumer Staples UltraSector ProFund Service - CNPSX

Energy UltraSector ProFund Investor - ENPIX

Energy UltraSector ProFund Service - ENPSX

Europe 30 ProFund Investor - UEPIX

Europe 30 ProFund Service - UEPSX

Falling U.S. Dollar ProFund Investor - FDPIX

Falling U.S. Dollar ProFund Service - FDPSX

Financials UltraSector ProFund Investor - FNPIX

Financials UltraSector ProFund Service - FNPSX

Health Care UltraSector ProFund Investor - HCPIX

Health Care UltraSector ProFund Service - HCPSX

Industrials UltraSector ProFund Investor - IDPIX

Industrials UltraSector ProFund Service - IDPSX

Internet UltraSector ProFund Investor - INPIX

Internet UltraSector ProFund Service - INPSX

Large-Cap Growth ProFund Investor - LGPIX

Large-Cap Growth ProFund Service - LGPSX

Large-Cap Value ProFund Investor - LVPIX

Large-Cap Value ProFund Service - LVPSX

Materials UltraSector ProFund Investor - BMPIX

Materials UltraSector ProFund Service - BMPSX

Mid-Cap Growth ProFund Investor - MGPIX

Mid-Cap Growth ProFund Service - MGPSX

Mid-Cap ProFund Investor - MDPIX

Mid-Cap ProFund Service - MDPSX

Mid-Cap Value ProFund Investor - MLPIX

Mid-Cap Value ProFund Service - MLPSX

Nasdaq-100 ProFund Investor - OTPIX

Nasdaq-100 ProFund Service - OTPSX

Oil & Gas Equipment & Services UltraSector ProFund Investor - OEPIX

Oil & Gas Equipment & Services UltraSector ProFund Service - OEPSX

Pharmaceuticals UltraSector ProFund Investor - PHPIX

Pharmaceuticals UltraSector ProFund Service - PHPSX

Precious Metals UltraSector ProFund Investor - PMPIX

Precious Metals UltraSector ProFund Service - PMPSX

Real Estate UltraSector ProFund Investor - REPIX

Real Estate UltraSector ProFund Service - REPSX

Rising Rates Opportunity 10 ProFund Investor - RTPIX

Rising Rates Opportunity 10 ProFund Service - RTPSX

Rising Rates Opportunity ProFund Investor - RRPIX

Rising Rates Opportunity ProFund Service - RRPSX

Rising U.S. Dollar ProFund Investor - RDPIX

Rising U.S. Dollar ProFund Service - RDPSX

Semiconductor UltraSector ProFund Investor - SMPIX

Semiconductor UltraSector ProFund Service - SMPSX

Short Bitcoin ProFund Investor - BITIX

Short Energy ProFund Investor - SNPIX

Short Energy ProFund Service - SNPSX

Short Nasdaq-100 ProFund Investor - SOPIX

Short Nasdaq-100 ProFund Service - SOPSX

Short Precious Metals ProFund Investor - SPPIX

Short Precious Metals ProFund Service - SPPSX

Short Real Estate ProFund Investor - SRPIX

Short Real Estate ProFund Service - SRPSX

Short Small-Cap ProFund Investor - SHPIX

Short Small-Cap ProFund Service - SHPSX

Small-Cap Growth ProFund Investor - SGPIX

Small-Cap Growth ProFund Service - SGPSX

Small-Cap ProFund Investor - SLPIX

Small-Cap ProFund Service - SLPSX

Small-Cap Value ProFund Investor - SVPIX

Small-Cap Value ProFund Service - SVPSX

Technology UltraSector ProFund Investor - TEPIX

Technology UltraSector ProFund Service - TEPSX

UltraBear ProFund Investor - URPIX

UltraBear ProFund Service - URPSX

UltraBull ProFund Investor - ULPIX

UltraBull ProFund Service - ULPSX

UltraChina ProFund Investor - UGPIX

UltraChina ProFund Service - UGPSX

UltraDow 30 ProFund Investor - UDPIX

UltraDow 30 ProFund Service - UDPSX

UltraEmerging Markets ProFund Investor - UUPIX

UltraEmerging Markets ProFund Service - UUPSX

UltraInternational ProFund Investor - UNPIX

UltraInternational ProFund Service - UNPSX

UltraJapan ProFund Investor - UJPIX

UltraJapan ProFund Service - UJPSX

UltraLatin America ProFund Investor - UBPIX

UltraLatin America ProFund Service - UBPSX

UltraMid-Cap ProFund Investor - UMPIX

UltraMid-Cap ProFund Service - UMPSX

UltraNasdaq-100 ProFund Investor - UOPIX

UltraNasdaq-100 ProFund Service - UOPSX

UltraShort China ProFund Investor - UHPIX

UltraShort China ProFund Service - UHPSX

UltraShort Dow 30 ProFund Investor - UWPIX

UltraShort Dow 30 ProFund Service - UWPSX

UltraShort Emerging Markets ProFund Investor - UVPIX

UltraShort Emerging Markets ProFund Service - UVPSX

UltraShort International ProFund Investor - UXPIX

UltraShort International ProFund Service - UXPSX

UltraShort Japan ProFund Investor - UKPIX

UltraShort Japan ProFund Service - UKPSX

UltraShort Latin America ProFund Investor - UFPIX

UltraShort Latin America ProFund Service - UFPSX

UltraShort Mid-Cap ProFund Investor - UIPIX

UltraShort Mid-Cap ProFund Service - UIPSX

UltraShort Nasdaq-100 ProFund Investor - USPIX

UltraShort Nasdaq-100 ProFund Service - USPSX

UltraShort Small-Cap ProFund Investor - UCPIX

UltraShort Small-Cap ProFund Service - UCPSX

UltraSmall-Cap ProFund Investor - UAPIX

UltraSmall-Cap ProFund Service - UAPSX

U.S. Government Plus ProFund Investor - GVPIX

U.S. Government Plus ProFund Service - GVPSX

Utilities UltraSector ProFund Investor - UTPIX

Utilities UltraSector ProFund Service - UTPSX

Access Flex Bear High Yield ProFund

Investor Class AFBIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Access Flex Bear High Yield ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$89	1.78%

Fund Statistics

Net Assets	$507,929
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings

The Access Flex Bear High Yield ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Market Exposure
Investment Type	% of Net Assets
iShares iBoxx $ High Yield Corporate Bond ETF Swap Agreements	(101)%
Total	(101)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Access Flex Bear High Yield ProFund

Investor Class AFBIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Access Flex Bear High Yield ProFund

Service Class AFBSX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Access Flex Bear High Yield ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$139	2.78%

Fund Statistics

Net Assets	$507,929
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings

The Access Flex Bear High Yield ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Market Exposure
Investment Type	% of Net Assets
iShares iBoxx $ High Yield Corporate Bond ETF Swap Agreements	(101)%
Total	(101)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Access Flex Bear High Yield ProFund

Service Class AFBSX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Access Flex High Yield ProFund

Investor Class FYAIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Access Flex High Yield ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$91	1.78%

Fund Statistics

Net Assets	$11,452,896
Number of Holdings*	6
Net Investment Advisory Fees	$67,862
Portfolio Turnover	704%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings

The Access Flex High Yield ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Market Exposure
Investment Type	% of Net Assets
iShares iBoxx $ High Yield Corporate Bond ETF Swap Agreements	101%
Total	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Access Flex High Yield ProFund

Investor Class FYAIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Access Flex High Yield ProFund

Service Class FYASX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Access Flex High Yield ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$142	2.78%

Fund Statistics

Net Assets	$11,452,896
Number of Holdings*	6
Net Investment Advisory Fees	$67,862
Portfolio Turnover	704%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings

The Access Flex High Yield ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Market Exposure
Investment Type	% of Net Assets
iShares iBoxx $ High Yield Corporate Bond ETF Swap Agreements	101%
Total	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Access Flex High Yield ProFund

Service Class FYASX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Banks UltraSector ProFund

Investor Class BKPIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Banks UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$86	1.61%

Fund Statistics

Net Assets	$25,920,990
Number of Holdings*	101
Net Investment Advisory Fees	$84,196
Portfolio Turnover	64%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Regional Banks	71%
Diversified Banks	12%
Commercial & Residential Mortgage Finance	9%
Other Diversified Financial Services	6%
Asset Management & Custody Banks	2%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	80%
S&P Banks Select Industry Index Swap Agreements	70%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Equitable Holdings, Inc.	1.1%
Citigroup, Inc.	1.0%
Corebridge Financial, Inc	1.0%
Wells Fargo & Co.	1.0%
JPMorgan Chase & Co.	1.0%

Banks UltraSector ProFund

Investor Class BKPIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Banks UltraSector ProFund

Service Class BKPSX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Banks UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$139	2.61%

Fund Statistics

Net Assets	$25,920,990
Number of Holdings*	101
Net Investment Advisory Fees	$84,196
Portfolio Turnover	64%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Regional Banks	71%
Diversified Banks	12%
Commercial & Residential Mortgage Finance	9%
Other Diversified Financial Services	6%
Asset Management & Custody Banks	2%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	80%
S&P Banks Select Industry Index Swap Agreements	70%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Equitable Holdings, Inc.	1.1%
Citigroup, Inc.	1.0%
Corebridge Financial, Inc	1.0%
Wells Fargo & Co.	1.0%
JPMorgan Chase & Co.	1.0%

Banks UltraSector ProFund

Service Class BKPSX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Bear ProFund

Investor Class BRPIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Bear ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$87	1.78%

Fund Statistics

Net Assets	$4,963,633
Number of Holdings*	6
Net Investment Advisory Fees	$9,097
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Information Technology	31%
Financials	14%
Consumer Discretionary	11%
Communication Services	10%
Health Care	10%
Market Exposure
Investment Type	% of Net Assets
E-Mini S&P 500 Futures Contracts	(12)%
S&P 500 Swap Agreements	(88)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The Bear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Bear ProFund

Investor Class BRPIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Bear ProFund

Service Class BRPSX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Bear ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$135	2.78%

Fund Statistics

Net Assets	$4,963,633
Number of Holdings*	6
Net Investment Advisory Fees	$9,097
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Information Technology	31%
Financials	14%
Consumer Discretionary	11%
Communication Services	10%
Health Care	10%
Market Exposure
Investment Type	% of Net Assets
E-Mini S&P 500 Futures Contracts	(12)%
S&P 500 Swap Agreements	(88)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The Bear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Bear ProFund

Service Class BRPSX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Biotechnology UltraSector ProFund

Investor Class BIPIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Biotechnology UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$71	1.51%

Fund Statistics

Net Assets	$84,974,602
Number of Holdings*	143
Net Investment Advisory Fees	$373,513
Portfolio Turnover	23%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Biotechnology	100%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	81%
S&P Biotechnology Select Industry Index Swap Agreements	70%
Total	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Neurocrine Biosciences, Inc.	2.2%
Alnylam Pharmaceuticals, Inc.	2.0%
Natera, Inc.	2.0%
AbbVie, Inc.	2.0%
Gilead Sciences, Inc.	2.0%

Biotechnology UltraSector ProFund

Investor Class BIPIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Biotechnology UltraSector ProFund

Service Class BIPSX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Biotechnology UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$118	2.50%

Fund Statistics

Net Assets	$84,974,602
Number of Holdings*	143
Net Investment Advisory Fees	$373,513
Portfolio Turnover	23%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Biotechnology	100%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	81%
S&P Biotechnology Select Industry Index Swap Agreements	70%
Total	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Neurocrine Biosciences, Inc.	2.2%
Alnylam Pharmaceuticals, Inc.	2.0%
Natera, Inc.	2.0%
AbbVie, Inc.	2.0%
Gilead Sciences, Inc.	2.0%

Biotechnology UltraSector ProFund

Service Class BIPSX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Bitcoin ProFund

Investor Class BTCFX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Bitcoin ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$72	1.15%

Fund Statistics

Net Assets	$493,857,501
Number of Holdings*	3
Net Investment Advisory Fees	$726,840
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings

The Bitcoin ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Market Exposure
Investment Type	% of Net Assets
CME Bitcoin Futures Contracts	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Bitcoin ProFund

Investor Class BTCFX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Bull ProFund

Investor Class BLPIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Bull ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$74	1.41%

Fund Statistics

Net Assets	$57,332,045
Number of Holdings*	510
Net Investment Advisory Fees	$247,652
Portfolio Turnover	95%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Information Technology	31%
Financials	14%
Consumer Discretionary	11%
Communication Services	10%
Health Care	10%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	74%
S&P 500 Swap Agreements	17%
E-Mini S&P 500 Futures Contracts	10%
Total	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Apple, Inc.	5.1%
Microsoft Corp.	4.4%
NVIDIA Corp.	4.2%
Amazon.com, Inc.	3.2%
Meta Platforms, Inc. - Class A	2.2%

Bull ProFund

Investor Class BLPIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Bull ProFund

Service Class BLPSX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Bull ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$126	2.40%

Fund Statistics

Net Assets	$57,332,045
Number of Holdings*	510
Net Investment Advisory Fees	$247,652
Portfolio Turnover	95%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Information Technology	31%
Financials	14%
Consumer Discretionary	11%
Communication Services	10%
Health Care	10%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	74%
S&P 500 Swap Agreements	17%
E-Mini S&P 500 Futures Contracts	10%
Total	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Apple, Inc.	5.1%
Microsoft Corp.	4.4%
NVIDIA Corp.	4.2%
Amazon.com, Inc.	3.2%
Meta Platforms, Inc. - Class A	2.2%

Bull ProFund

Service Class BLPSX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Communication Services UltraSector ProFund

Investor Class WCPIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Communication Services UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$96	1.67%

Fund Statistics

Net Assets	$37,083,509
Number of Holdings*	28
Net Investment Advisory Fees	$88,445
Portfolio Turnover	55%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Interactive Media & Services	43%
Entertainment	26%
Media	18%
Diversified Telecommunication Services	9%
Wireless Telecommunication Services	4%
Market Exposure
Investment Type	% of Net Assets
S&P Communication Services Select Sector Index Swap Agreements	75%
Equity Securities	75%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Meta Platforms, Inc. - Class A	15.5%
Alphabet, Inc. - Class A	8.1%
Alphabet, Inc. - Class C	6.7%
Netflix, Inc.	5.3%
AT&T, Inc.	3.4%

Communication Services UltraSector ProFund

Investor Class WCPIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Communication Services UltraSector ProFund

Service Class WCPSX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Communication Services UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$153	2.67%

Fund Statistics

Net Assets	$37,083,509
Number of Holdings*	28
Net Investment Advisory Fees	$88,445
Portfolio Turnover	55%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Interactive Media & Services	43%
Entertainment	26%
Media	18%
Diversified Telecommunication Services	9%
Wireless Telecommunication Services	4%
Market Exposure
Investment Type	% of Net Assets
S&P Communication Services Select Sector Index Swap Agreements	75%
Equity Securities	75%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Meta Platforms, Inc. - Class A	15.5%
Alphabet, Inc. - Class A	8.1%
Alphabet, Inc. - Class C	6.7%
Netflix, Inc.	5.3%
AT&T, Inc.	3.4%

Communication Services UltraSector ProFund

Service Class WCPSX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Consumer Discretionary UltraSector ProFund

Investor Class CYPIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Consumer Discretionary UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$98	1.65%

Fund Statistics

Net Assets	$58,293,089
Number of Holdings*	56
Net Investment Advisory Fees	$151,522
Portfolio Turnover	107%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Retailing	44%
Consumer Services	25%
Automobiles & Components	21%
Consumer Durables & Apparel	10%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	76%
S&P Consumer Discretionary Select Sector Index Swap Agreements	73%
Total	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Amazon.com, Inc.	16.4%
Tesla, Inc.	13.3%
The Home Depot, Inc.	4.8%
McDonald's Corp.	3.4%
Booking Holdings, Inc.	3.1%

Consumer Discretionary UltraSector ProFund

Investor Class CYPIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Consumer Discretionary UltraSector ProFund

Service Class CYPSX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Consumer Discretionary UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$156	2.65%

Fund Statistics

Net Assets	$58,293,089
Number of Holdings*	56
Net Investment Advisory Fees	$151,522
Portfolio Turnover	107%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Retailing	44%
Consumer Services	25%
Automobiles & Components	21%
Consumer Durables & Apparel	10%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	76%
S&P Consumer Discretionary Select Sector Index Swap Agreements	73%
Total	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Amazon.com, Inc.	16.4%
Tesla, Inc.	13.3%
The Home Depot, Inc.	4.8%
McDonald's Corp.	3.4%
Booking Holdings, Inc.	3.1%

Consumer Discretionary UltraSector ProFund

Service Class CYPSX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Consumer Staples UltraSector ProFund

Investor Class CNPIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Consumer Staples UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$90	1.78%

Fund Statistics

Net Assets	$3,311,726
Number of Holdings*	44
Net Investment Advisory Fees	$3,711
Portfolio Turnover	151%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Food, Beverage & Tobacco	45%
Food & Staples Retailing	32%
Household & Personal Products	23%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	79%
S&P Consumer Staples Select Sector Index Swap Agreements	71%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Costco Wholesale Corp.	8.3%
Walmart, Inc.	8.2%
The Procter & Gamble Co.	7.5%
The Coca-Cola Co.	4.7%
PepsiCo, Inc.	4.0%

Consumer Staples UltraSector ProFund

Investor Class CNPIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Consumer Staples UltraSector ProFund

Service Class CNPSX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Consumer Staples UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$140	2.77%

Fund Statistics

Net Assets	$3,311,726
Number of Holdings*	44
Net Investment Advisory Fees	$3,711
Portfolio Turnover	151%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Food, Beverage & Tobacco	45%
Food & Staples Retailing	32%
Household & Personal Products	23%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	79%
S&P Consumer Staples Select Sector Index Swap Agreements	71%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Costco Wholesale Corp.	8.3%
Walmart, Inc.	8.2%
The Procter & Gamble Co.	7.5%
The Coca-Cola Co.	4.7%
PepsiCo, Inc.	4.0%

Consumer Staples UltraSector ProFund

Service Class CNPSX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Energy UltraSector ProFund

Investor Class ENPIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Energy UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$78	1.63%

Fund Statistics

Net Assets	$17,805,310
Number of Holdings*	28
Net Investment Advisory Fees	$81,385
Portfolio Turnover	13%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Oil, Gas & Consumable Fuels	91%
Energy Equipment & Services	9%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	84%
S&P Energy Select Sector Index Swap Agreements	67%
Total	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Exxon Mobil Corp.	18.7%
Chevron Corp.	12.9%
ConocoPhillips	6.6%
The Williams Cos., Inc.	3.8%
EOG Resources, Inc.	3.8%

Energy UltraSector ProFund

Investor Class ENPIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Energy UltraSector ProFund

Service Class ENPSX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Energy UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$126	2.63%

Fund Statistics

Net Assets	$17,805,310
Number of Holdings*	28
Net Investment Advisory Fees	$81,385
Portfolio Turnover	13%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Oil, Gas & Consumable Fuels	91%
Energy Equipment & Services	9%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	84%
S&P Energy Select Sector Index Swap Agreements	67%
Total	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Exxon Mobil Corp.	18.7%
Chevron Corp.	12.9%
ConocoPhillips	6.6%
The Williams Cos., Inc.	3.8%
EOG Resources, Inc.	3.8%

Energy UltraSector ProFund

Service Class ENPSX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Europe 30 ProFund

Investor Class UEPIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Europe 30 ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$91	1.78%

Fund Statistics

Net Assets	$1,877,866
Number of Holdings*	30
Net Investment Advisory Fees	$1,754
Portfolio Turnover	286%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Health Care	24%
Information Technology	20%
Energy	16%
Financials	11%
Consumer Staples	10%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Countries

United Kingdom	47.6%
Germany	11.9%
Netherlands	9.9%
France	8.1%
Luxembourg	4.6%
Largest Equity Holdings
Holding	% of Net Assets
SAP SE	7.5%
ARM Holdings PLC	5.1%
HSBC Holdings PLC	5.1%
Novo Nordisk A/S	4.4%
Sanofi S.A.	4.3%

Europe 30 ProFund

Investor Class UEPIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Europe 30 ProFund

Service Class UEPSX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Europe 30 ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$141	2.78%

Fund Statistics

Net Assets	$1,877,866
Number of Holdings*	30
Net Investment Advisory Fees	$1,754
Portfolio Turnover	286%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Health Care	24%
Information Technology	20%
Energy	16%
Financials	11%
Consumer Staples	10%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Countries

United Kingdom	47.6%
Germany	11.9%
Netherlands	9.9%
France	8.1%
Luxembourg	4.6%
Largest Equity Holdings
Holding	% of Net Assets
SAP SE	7.5%
ARM Holdings PLC	5.1%
HSBC Holdings PLC	5.1%
Novo Nordisk A/S	4.4%
Sanofi S.A.	4.3%

Europe 30 ProFund

Service Class UEPSX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Falling U.S. Dollar ProFund

Investor Class FDPIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Falling U.S. Dollar ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$88	1.78%

Fund Statistics

Net Assets	$903,499
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Market Exposure
Investment Type	% of Net Assets
Forward Currency Contracts	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The Falling U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Falling U.S. Dollar ProFund

Investor Class FDPIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Falling U.S. Dollar ProFund

Service Class FDPSX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Falling U.S. Dollar ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$137	2.78%

Fund Statistics

Net Assets	$903,499
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Market Exposure
Investment Type	% of Net Assets
Forward Currency Contracts	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The Falling U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Falling U.S. Dollar ProFund

Service Class FDPSX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Financials UltraSector ProFund

Investor Class FNPIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Financials UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$96	1.69%

Fund Statistics

Net Assets	$40,586,614
Number of Holdings*	80
Net Investment Advisory Fees	$116,839
Portfolio Turnover	91%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Diversified Financials	59%
Banks	26%
Insurance	15%
Market Exposure
Investment Type	% of Net Assets
S&P Financial Select Sector Index Swap Agreements	77%
Equity Securities	73%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Berkshire Hathaway, Inc. - Class B	8.7%
JPMorgan Chase & Co.	7.6%
Visa, Inc. - Class A	6.0%
MasterCard, Inc. - Class A	4.6%
Bank of America Corp.	3.1%

Financials UltraSector ProFund

Investor Class FNPIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Financials UltraSector ProFund

Service Class FNPSX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Financials UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$152	2.69%

Fund Statistics

Net Assets	$40,586,614
Number of Holdings*	80
Net Investment Advisory Fees	$116,839
Portfolio Turnover	91%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Diversified Financials	59%
Banks	26%
Insurance	15%
Market Exposure
Investment Type	% of Net Assets
S&P Financial Select Sector Index Swap Agreements	77%
Equity Securities	73%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Berkshire Hathaway, Inc. - Class B	8.7%
JPMorgan Chase & Co.	7.6%
Visa, Inc. - Class A	6.0%
MasterCard, Inc. - Class A	4.6%
Bank of America Corp.	3.1%

Financials UltraSector ProFund

Service Class FNPSX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Health Care UltraSector ProFund

Investor Class HCPIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Health Care UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$84	1.70%

Fund Statistics

Net Assets	$17,332,480
Number of Holdings*	67
Net Investment Advisory Fees	$62,147
Portfolio Turnover	26%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Pharmaceuticals	29%
Health Care Equipment & Supplies	23%
Health Care Providers & Services	21%
Biotechnology	16%
Life Sciences Tools & Services	11%
Market Exposure
Investment Type	% of Net Assets
S&P Health Care Select Sector Index Swap Agreements	77%
Equity Securities	74%
Total	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Eli Lilly & Co.	8.8%
UnitedHealth Group, Inc.	6.9%
Johnson & Johnson	5.0%
AbbVie, Inc.	4.5%
Merck & Co., Inc.	3.4%

Health Care UltraSector ProFund

Investor Class HCPIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Health Care UltraSector ProFund

Service Class HCPSX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Health Care UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$133	2.70%

Fund Statistics

Net Assets	$17,332,480
Number of Holdings*	67
Net Investment Advisory Fees	$62,147
Portfolio Turnover	26%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Pharmaceuticals	29%
Health Care Equipment & Supplies	23%
Health Care Providers & Services	21%
Biotechnology	16%
Life Sciences Tools & Services	11%
Market Exposure
Investment Type	% of Net Assets
S&P Health Care Select Sector Index Swap Agreements	77%
Equity Securities	74%
Total	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Eli Lilly & Co.	8.8%
UnitedHealth Group, Inc.	6.9%
Johnson & Johnson	5.0%
AbbVie, Inc.	4.5%
Merck & Co., Inc.	3.4%

Health Care UltraSector ProFund

Service Class HCPSX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Industrials UltraSector ProFund

Investor Class IDPIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Industrials UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$95	1.78%

Fund Statistics

Net Assets	$7,782,276
Number of Holdings*	84
Net Investment Advisory Fees	$23,532
Portfolio Turnover	164%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Capital Goods	69%
Transportation	17%
Commercial & Professional Services	14%
Market Exposure
Investment Type	% of Net Assets
S&P Industrials Select Sector Index Swap Agreements	76%
Equity Securities	75%
Total	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
General Electric Co.	3.9%
Caterpillar, Inc.	3.1%
Raytheon Technologies Corp.	3.0%
Union Pacific Corp.	2.6%
Honeywell International, Inc.	2.5%

Industrials UltraSector ProFund

Investor Class IDPIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Industrials UltraSector ProFund

Service Class IDPSX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Industrials UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$147	2.78%

Fund Statistics

Net Assets	$7,782,276
Number of Holdings*	84
Net Investment Advisory Fees	$23,532
Portfolio Turnover	164%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Capital Goods	69%
Transportation	17%
Commercial & Professional Services	14%
Market Exposure
Investment Type	% of Net Assets
S&P Industrials Select Sector Index Swap Agreements	76%
Equity Securities	75%
Total	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
General Electric Co.	3.9%
Caterpillar, Inc.	3.1%
Raytheon Technologies Corp.	3.0%
Union Pacific Corp.	2.6%
Honeywell International, Inc.	2.5%

Industrials UltraSector ProFund

Service Class IDPSX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Internet UltraSector ProFund

Investor Class INPIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Internet UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$92	1.47%

Fund Statistics

Net Assets	$161,808,390
Number of Holdings*	46
Net Investment Advisory Fees	$343,640
Portfolio Turnover	18%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Interactive Media & Services	21%
Software	18%
Multiline Retail	12%
Hotels, Restaurants & Leisure	12%
Communications Equipment	10%
Market Exposure
Investment Type	% of Net Assets
Dow Jones Composite Internet Index Swap Agreements	76%
Equity Securities	74%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Meta Platforms, Inc. - Class A	7.9%
Amazon.com, Inc.	7.5%
Netflix, Inc.	6.1%
Salesforce, Inc.	4.8%
Alphabet, Inc. - Class A	4.1%

Internet UltraSector ProFund

Investor Class INPIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Internet UltraSector ProFund

Service Class INPSX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Internet UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$154	2.47%

Fund Statistics

Net Assets	$161,808,390
Number of Holdings*	46
Net Investment Advisory Fees	$343,640
Portfolio Turnover	18%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Interactive Media & Services	21%
Software	18%
Multiline Retail	12%
Hotels, Restaurants & Leisure	12%
Communications Equipment	10%
Market Exposure
Investment Type	% of Net Assets
Dow Jones Composite Internet Index Swap Agreements	76%
Equity Securities	74%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Meta Platforms, Inc. - Class A	7.9%
Amazon.com, Inc.	7.5%
Netflix, Inc.	6.1%
Salesforce, Inc.	4.8%
Alphabet, Inc. - Class A	4.1%

Internet UltraSector ProFund

Service Class INPSX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Large-Cap Growth ProFund

Investor Class LGPIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Large-Cap Growth ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$95	1.77%

Fund Statistics

Net Assets	$27,246,961
Number of Holdings*	215
Net Investment Advisory Fees	$93,000
Portfolio Turnover	240%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Information Technology	37%
Communication Services	16%
Consumer Discretionary	14%
Financials	12%
Industrials	8%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	11.1%
Apple, Inc.	6.2%
Microsoft Corp.	6.0%
Meta Platforms, Inc. - Class A	5.6%
Amazon.com, Inc.	4.8%

Large-Cap Growth ProFund

Investor Class LGPIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Large-Cap Growth ProFund

Service Class LGPSX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Large-Cap Growth ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$148	2.75%

Fund Statistics

Net Assets	$27,246,961
Number of Holdings*	215
Net Investment Advisory Fees	$93,000
Portfolio Turnover	240%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Information Technology	37%
Communication Services	16%
Consumer Discretionary	14%
Financials	12%
Industrials	8%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	11.1%
Apple, Inc.	6.2%
Microsoft Corp.	6.0%
Meta Platforms, Inc. - Class A	5.6%
Amazon.com, Inc.	4.8%

Large-Cap Growth ProFund

Service Class LGPSX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Large-Cap Value ProFund

Investor Class LVPIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Large-Cap Value ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$91	1.78%

Fund Statistics

Net Assets	$10,445,520
Number of Holdings*	402
Net Investment Advisory Fees	$47,581
Portfolio Turnover	429%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Information Technology	24%
Health Care	16%
Financials	16%
Consumer Discretionary	9%
Industrials	8%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Apple, Inc.	7.8%
Microsoft Corp.	6.0%
Amazon.com, Inc.	3.8%
UnitedHealth Group, Inc.	2.0%
Exxon Mobil Corp.	1.9%

Large-Cap Value ProFund

Investor Class LVPIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Large-Cap Value ProFund

Service Class LVPSX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Large-Cap Value ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$142	2.78%

Fund Statistics

Net Assets	$10,445,520
Number of Holdings*	402
Net Investment Advisory Fees	$47,581
Portfolio Turnover	429%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Information Technology	24%
Health Care	16%
Financials	16%
Consumer Discretionary	9%
Industrials	8%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Apple, Inc.	7.8%
Microsoft Corp.	6.0%
Amazon.com, Inc.	3.8%
UnitedHealth Group, Inc.	2.0%
Exxon Mobil Corp.	1.9%

Large-Cap Value ProFund

Service Class LVPSX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Materials UltraSector ProFund

Investor Class BMPIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Materials UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$87	1.78%

Fund Statistics

Net Assets	$3,984,536
Number of Holdings*	34
Net Investment Advisory Fees	$12,518
Portfolio Turnover	58%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Chemicals	67%
Metals & Mining	15%
Containers & Packaging	11%
Construction Materials	7%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	78%
S&P Materials Select Sector Index Swap Agreements	72%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Linde PLC	16.7%
The Sherwin-Williams Co.	6.5%
Air Products & Chemicals, Inc.	5.9%
Ecolab, Inc.	4.9%
Freeport-McMoRan, Inc.	4.1%

Materials UltraSector ProFund

Investor Class BMPIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Materials UltraSector ProFund

Service Class BMPSX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Materials UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$135	2.78%

Fund Statistics

Net Assets	$3,984,536
Number of Holdings*	34
Net Investment Advisory Fees	$12,518
Portfolio Turnover	58%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Chemicals	67%
Metals & Mining	15%
Containers & Packaging	11%
Construction Materials	7%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	78%
S&P Materials Select Sector Index Swap Agreements	72%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Linde PLC	16.7%
The Sherwin-Williams Co.	6.5%
Air Products & Chemicals, Inc.	5.9%
Ecolab, Inc.	4.9%
Freeport-McMoRan, Inc.	4.1%

Materials UltraSector ProFund

Service Class BMPSX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Mid-Cap Growth ProFund

Investor Class MGPIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Mid-Cap Growth ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$91	1.78%

Fund Statistics

Net Assets	$3,762,490
Number of Holdings*	240
Net Investment Advisory Fees	$9,549
Portfolio Turnover	267%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Industrials	26%
Consumer Discretionary	16%
Financials	16%
Information Technology	14%
Health Care	11%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Williams-Sonoma, Inc.	1.7%
Interactive Brokers Group, Inc. - Class A	1.5%
Pure Storage, Inc. - Class A	1.4%
EMCOR Group, Inc.	1.3%
DocuSign, Inc.	1.3%

Mid-Cap Growth ProFund

Investor Class MGPIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Mid-Cap Growth ProFund

Service Class MGPSX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Mid-Cap Growth ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$141	2.78%

Fund Statistics

Net Assets	$3,762,490
Number of Holdings*	240
Net Investment Advisory Fees	$9,549
Portfolio Turnover	267%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Industrials	26%
Consumer Discretionary	16%
Financials	16%
Information Technology	14%
Health Care	11%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Williams-Sonoma, Inc.	1.7%
Interactive Brokers Group, Inc. - Class A	1.5%
Pure Storage, Inc. - Class A	1.4%
EMCOR Group, Inc.	1.3%
DocuSign, Inc.	1.3%

Mid-Cap Growth ProFund

Service Class MGPSX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Mid-Cap ProFund

Investor Class MDPIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Mid-Cap ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$90	1.74%

Fund Statistics

Net Assets	$11,808,071
Number of Holdings*	407
Net Investment Advisory Fees	$30,259
Portfolio Turnover	165%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Industrials	21%
Financials	18%
Consumer Discretionary	14%
Information Technology	11%
Health Care	9%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	76%
S&P MidCap 400 Swap Agreements	24%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Williams-Sonoma, Inc.	0.7%
Interactive Brokers Group, Inc. - Class A	0.6%
Expand Energy Corp.	0.5%
Illumina, Inc.	0.5%
Pure Storage, Inc. - Class A	0.5%

Mid-Cap ProFund

Investor Class MDPIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Mid-Cap ProFund

Service Class MDPSX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Mid-Cap ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$141	2.74%

Fund Statistics

Net Assets	$11,808,071
Number of Holdings*	407
Net Investment Advisory Fees	$30,259
Portfolio Turnover	165%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Industrials	21%
Financials	18%
Consumer Discretionary	14%
Information Technology	11%
Health Care	9%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	76%
S&P MidCap 400 Swap Agreements	24%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Williams-Sonoma, Inc.	0.7%
Interactive Brokers Group, Inc. - Class A	0.6%
Expand Energy Corp.	0.5%
Illumina, Inc.	0.5%
Pure Storage, Inc. - Class A	0.5%

Mid-Cap ProFund

Service Class MDPSX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Mid-Cap Value ProFund

Investor Class MLPIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Mid-Cap Value ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$93	1.78%

Fund Statistics

Net Assets	$49,274,810
Number of Holdings*	304
Net Investment Advisory Fees	$0
Portfolio Turnover	161%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Financials	21%
Industrials	17%
Consumer Discretionary	12%
Information Technology	9%
Real Estate	9%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Expand Energy Corp.	1.4%
US Foods Holding Corp.	1.1%
Flex, Ltd.	1.1%
Reliance Steel & Aluminum Co.	1.1%
Avantor, Inc.	1.0%

Mid-Cap Value ProFund

Investor Class MLPIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Mid-Cap Value ProFund

Service Class MLPSX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Mid-Cap Value ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$144	2.78%

Fund Statistics

Net Assets	$49,274,810
Number of Holdings*	304
Net Investment Advisory Fees	$0
Portfolio Turnover	161%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Financials	21%
Industrials	17%
Consumer Discretionary	12%
Information Technology	9%
Real Estate	9%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Expand Energy Corp.	1.4%
US Foods Holding Corp.	1.1%
Flex, Ltd.	1.1%
Reliance Steel & Aluminum Co.	1.1%
Avantor, Inc.	1.0%

Mid-Cap Value ProFund

Service Class MLPSX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Nasdaq-100 ProFund

Investor Class OTPIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Nasdaq-100 ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$79	1.49%

Fund Statistics

Net Assets	$126,336,780
Number of Holdings*	107
Net Investment Advisory Fees	$414,620
Portfolio Turnover	29%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Information Technology	49%
Communication Services	16%
Consumer Discretionary	15%
Health Care	5%
Consumer Staples	5%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	60%
Nasdaq-100 Index Swap Agreements	30%
CME E-Mini Nasdaq-100 Index Futures Contracts	10%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Apple, Inc.	5.4%
Microsoft Corp.	4.6%
NVIDIA Corp.	4.4%
Amazon.com, Inc.	3.8%
Broadcom, Inc.	2.6%

Nasdaq-100 ProFund

Investor Class OTPIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Nasdaq-100 ProFund

Service Class OTPSX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Nasdaq-100 ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$132	2.49%

Fund Statistics

Net Assets	$126,336,780
Number of Holdings*	107
Net Investment Advisory Fees	$414,620
Portfolio Turnover	29%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Information Technology	49%
Communication Services	16%
Consumer Discretionary	15%
Health Care	5%
Consumer Staples	5%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	60%
Nasdaq-100 Index Swap Agreements	30%
CME E-Mini Nasdaq-100 Index Futures Contracts	10%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Apple, Inc.	5.4%
Microsoft Corp.	4.6%
NVIDIA Corp.	4.4%
Amazon.com, Inc.	3.8%
Broadcom, Inc.	2.6%

Nasdaq-100 ProFund

Service Class OTPSX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Oil & Gas Equipment & Services UltraSector ProFund

Investor Class OEPIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Oil & Gas Equipment & Services UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$75	1.75%

Fund Statistics

Net Assets	$10,139,798
Number of Holdings*	37
Net Investment Advisory Fees	$46,065
Portfolio Turnover	40%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Oil & Gas Equipment & Services	75%
Oil & Gas Drilling	25%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	79%
S&P Oil & Gas Equipment & Services Select Sector Index Swap Agreements	71%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Tidewater, Inc.	4.2%
Baker Hughes Co.	4.1%
Valaris, Ltd.	3.9%
Patterson-UTI Energy, Inc.	3.9%
Noble Corp. PLC	3.7%

Oil & Gas Equipment & Services UltraSector ProFund

Investor Class OEPIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Oil & Gas Equipment & Services UltraSector ProFund

Service Class OEPSX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Oil & Gas Equipment & Services UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$118	2.75%

Fund Statistics

Net Assets	$10,139,798
Number of Holdings*	37
Net Investment Advisory Fees	$46,065
Portfolio Turnover	40%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Oil & Gas Equipment & Services	75%
Oil & Gas Drilling	25%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	79%
S&P Oil & Gas Equipment & Services Select Sector Index Swap Agreements	71%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Tidewater, Inc.	4.2%
Baker Hughes Co.	4.1%
Valaris, Ltd.	3.9%
Patterson-UTI Energy, Inc.	3.9%
Noble Corp. PLC	3.7%

Oil & Gas Equipment & Services UltraSector ProFund

Service Class OEPSX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Pharmaceuticals UltraSector ProFund

Investor Class PHPIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Pharmaceuticals UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$92	1.78%

Fund Statistics

Net Assets	$2,787,286
Number of Holdings*	51
Net Investment Advisory Fees	$1,600
Portfolio Turnover	73%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Pharmaceuticals	100%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	85%
S&P Pharmaceuticals Select Industry Index Swap Agreements	66%
Total	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Intra-Cellular Therapies, Inc.	4.5%
Royalty Pharma PLC - Class A	3.7%
Corcept Therapeutics, Inc.	3.3%
Axsome Therapeutics, Inc.	3.2%
Pfizer, Inc.	3.1%

Pharmaceuticals UltraSector ProFund

Investor Class PHPIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Pharmaceuticals UltraSector ProFund

Service Class PHPSX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Pharmaceuticals UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$143	2.78%

Fund Statistics

Net Assets	$2,787,286
Number of Holdings*	51
Net Investment Advisory Fees	$1,600
Portfolio Turnover	73%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Pharmaceuticals	100%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	85%
S&P Pharmaceuticals Select Industry Index Swap Agreements	66%
Total	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Intra-Cellular Therapies, Inc.	4.5%
Royalty Pharma PLC - Class A	3.7%
Corcept Therapeutics, Inc.	3.3%
Axsome Therapeutics, Inc.	3.2%
Pfizer, Inc.	3.1%

Pharmaceuticals UltraSector ProFund

Service Class PHPSX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Precious Metals UltraSector ProFund

Investor Class PMPIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Precious Metals UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$79	1.56%

Fund Statistics

Net Assets	$24,573,623
Number of Holdings*	36
Net Investment Advisory Fees	$100,322
Portfolio Turnover	35%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Gold	93%
Silver	6%
Precious Metals & Minerals	1%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	76%
Dow Jones Precious Metals Index Swap Agreements	74%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Newmont Corp.	12.5%
Agnico Eagle Mines, Ltd.	12.0%
Barrick Gold Corp.	7.4%
Wheaton Precious Metals Corp.	7.3%
Franco-Nevada Corp.	6.7%

Precious Metals UltraSector ProFund

Investor Class PMPIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Precious Metals UltraSector ProFund

Service Class PMPSX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Precious Metals UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$129	2.56%

Fund Statistics

Net Assets	$24,573,623
Number of Holdings*	36
Net Investment Advisory Fees	$100,322
Portfolio Turnover	35%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Gold	93%
Silver	6%
Precious Metals & Minerals	1%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	76%
Dow Jones Precious Metals Index Swap Agreements	74%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Newmont Corp.	12.5%
Agnico Eagle Mines, Ltd.	12.0%
Barrick Gold Corp.	7.4%
Wheaton Precious Metals Corp.	7.3%
Franco-Nevada Corp.	6.7%

Precious Metals UltraSector ProFund

Service Class PMPSX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Real Estate UltraSector ProFund

Investor Class REPIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Real Estate UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$90	1.78%

Fund Statistics

Net Assets	$4,180,914
Number of Holdings*	38
Net Investment Advisory Fees	$34,574
Portfolio Turnover	250%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Specialized REITs	42%
Residential REITs	13%
Health Care REITs	13%
Retail REITs	13%
Industrial REITs	10%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	76%
S&P Real Estate Select Sector Index Swap Agreements	75%
Total	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Prologis, Inc.	7.9%
Equinix, Inc.	6.3%
American Tower Corp. - Class A	6.2%
Welltower, Inc.	5.8%
Simon Property Group, Inc.	3.8%

Real Estate UltraSector ProFund

Investor Class REPIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Real Estate UltraSector ProFund

Service Class REPSX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Real Estate UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$140	2.78%

Fund Statistics

Net Assets	$4,180,914
Number of Holdings*	38
Net Investment Advisory Fees	$34,574
Portfolio Turnover	250%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Specialized REITs	42%
Residential REITs	13%
Health Care REITs	13%
Retail REITs	13%
Industrial REITs	10%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	76%
S&P Real Estate Select Sector Index Swap Agreements	75%
Total	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Prologis, Inc.	7.9%
Equinix, Inc.	6.3%
American Tower Corp. - Class A	6.2%
Welltower, Inc.	5.8%
Simon Property Group, Inc.	3.8%

Real Estate UltraSector ProFund

Service Class REPSX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Rising Rates Opportunity 10 ProFund

Investor Class RTPIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Rising Rates Opportunity 10 ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$92	1.78%

Fund Statistics

Net Assets	$1,128,635
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings

The Rising Rates Opportunity 10 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Market Exposure
Investment Type	% of Net Assets
10-Year U.S. Treasury Note, 4.25%, due 11/15/34 Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Rising Rates Opportunity 10 ProFund

Investor Class RTPIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Rising Rates Opportunity 10 ProFund

Service Class RTPSX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Rising Rates Opportunity 10 ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$144	2.78%

Fund Statistics

Net Assets	$1,128,635
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings

The Rising Rates Opportunity 10 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Market Exposure
Investment Type	% of Net Assets
10-Year U.S. Treasury Note, 4.25%, due 11/15/34 Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Rising Rates Opportunity 10 ProFund

Service Class RTPSX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Rising Rates Opportunity ProFund

Investor Class RRPIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Rising Rates Opportunity ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$115	2.16%

Fund Statistics

Net Assets	$16,252,749
Number of Holdings*	6
Net Investment Advisory Fees	$32,472
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings

The Rising Rates Opportunity ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Market Exposure
Investment Type	% of Net Assets
30-Year U.S. Treasury Bond, 4.50%, due 11/15/54 Swap Agreements	(126)%
Total	(126)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Rising Rates Opportunity ProFund

Investor Class RRPIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Rising Rates Opportunity ProFund

Service Class RRPSX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Rising Rates Opportunity ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$167	3.16%

Fund Statistics

Net Assets	$16,252,749
Number of Holdings*	6
Net Investment Advisory Fees	$32,472
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings

The Rising Rates Opportunity ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Market Exposure
Investment Type	% of Net Assets
30-Year U.S. Treasury Bond, 4.50%, due 11/15/54 Swap Agreements	(126)%
Total	(126)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Rising Rates Opportunity ProFund

Service Class RRPSX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Rising U.S. Dollar ProFund

Investor Class RDPIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Rising U.S. Dollar ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$93	1.78%

Fund Statistics

Net Assets	$9,445,669
Number of Holdings*	6
Net Investment Advisory Fees	$10,064
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Market Exposure
Investment Type	% of Net Assets
Forward Currency Contracts	(99)%
Total	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The Rising U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Rising U.S. Dollar ProFund

Investor Class RDPIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Rising U.S. Dollar ProFund

Service Class RDPSX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Rising U.S. Dollar ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$144	2.77%

Fund Statistics

Net Assets	$9,445,669
Number of Holdings*	6
Net Investment Advisory Fees	$10,064
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Market Exposure
Investment Type	% of Net Assets
Forward Currency Contracts	(99)%
Total	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The Rising U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Rising U.S. Dollar ProFund

Service Class RDPSX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Semiconductor UltraSector ProFund

Investor Class SMPIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Semiconductor UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$72	1.46%

Fund Statistics

Net Assets	$354,978,595
Number of Holdings*	39
Net Investment Advisory Fees	$1,468,917
Portfolio Turnover	103%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Semiconductors & Semiconductor Equipment	100%
Market Exposure
Investment Type	% of Net Assets
Dow Jones U.S. Semiconductors Index Swap Agreements	104%
Equity Securities	46%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	24.5%
Broadcom, Inc.	8.6%
QUALCOMM, Inc.	1.6%
Advanced Micro Devices, Inc.	1.6%
Texas Instruments, Inc.	1.4%

Semiconductor UltraSector ProFund

Investor Class SMPIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Semiconductor UltraSector ProFund

Service Class SMPSX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Semiconductor UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$122	2.46%

Fund Statistics

Net Assets	$354,978,595
Number of Holdings*	39
Net Investment Advisory Fees	$1,468,917
Portfolio Turnover	103%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Semiconductors & Semiconductor Equipment	100%
Market Exposure
Investment Type	% of Net Assets
Dow Jones U.S. Semiconductors Index Swap Agreements	104%
Equity Securities	46%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	24.5%
Broadcom, Inc.	8.6%
QUALCOMM, Inc.	1.6%
Advanced Micro Devices, Inc.	1.6%
Texas Instruments, Inc.	1.4%

Semiconductor UltraSector ProFund

Service Class SMPSX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Short Bitcoin ProFund

Investor Class BITIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Short Bitcoin ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$46	1.15%

Fund Statistics

Net Assets	$570,226
Number of Holdings*	3
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings

The Short Bitcoin ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Market Exposure
Investment Type	% of Net Assets
CME Micro Bitcoin Futures Contracts	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Short Bitcoin ProFund

Investor Class BITIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Short Energy ProFund

Investor Class SNPIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Short Energy ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$93	1.78%

Fund Statistics

Net Assets	$1,419,728
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Oil, Gas & Consumable Fuels	91%
Energy Equipment & Services	9%
Market Exposure
Investment Type	% of Net Assets
S&P Energy Select Sector Index Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The Short Energy ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Short Energy ProFund

Investor Class SNPIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Short Energy ProFund

Service Class SNPSX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Short Energy ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$145	2.78%

Fund Statistics

Net Assets	$1,419,728
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Oil, Gas & Consumable Fuels	91%
Energy Equipment & Services	9%
Market Exposure
Investment Type	% of Net Assets
S&P Energy Select Sector Index Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The Short Energy ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Short Energy ProFund

Service Class SNPSX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Short Nasdaq-100 ProFund

Investor Class SOPIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Short Nasdaq-100 ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$93	1.92%

Fund Statistics

Net Assets	$1,446,204
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Information Technology	49%
Communication Services	16%
Consumer Discretionary	15%
Health Care	5%
Consumer Staples	5%
Market Exposure
Investment Type	% of Net Assets
CME E-Mini Nasdaq-100 Index Futures Contracts	(30)%
Nasdaq-100 Index Swap Agreements	(70)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The Short Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Short Nasdaq-100 ProFund

Investor Class SOPIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Short Nasdaq-100 ProFund

Service Class SOPSX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Short Nasdaq-100 ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$141	2.92%

Fund Statistics

Net Assets	$1,446,204
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Information Technology	49%
Communication Services	16%
Consumer Discretionary	15%
Health Care	5%
Consumer Staples	5%
Market Exposure
Investment Type	% of Net Assets
CME E-Mini Nasdaq-100 Index Futures Contracts	(30)%
Nasdaq-100 Index Swap Agreements	(70)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The Short Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Short Nasdaq-100 ProFund

Service Class SOPSX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Short Precious Metals ProFund

Investor Class SPPIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Short Precious Metals ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$88	1.78%

Fund Statistics

Net Assets	$5,716,340
Number of Holdings*	6
Net Investment Advisory Fees	$9,814
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Gold	93%
Silver	6%
Precious Metals & Minerals	1%
Market Exposure
Investment Type	% of Net Assets
Dow Jones Precious Metals Index Swap Agreements	(99)%
Total	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The Short Precious Metals ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Short Precious Metals ProFund

Investor Class SPPIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Short Precious Metals ProFund

Service Class SPPSX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Short Precious Metals ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$137	2.78%

Fund Statistics

Net Assets	$5,716,340
Number of Holdings*	6
Net Investment Advisory Fees	$9,814
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Gold	93%
Silver	6%
Precious Metals & Minerals	1%
Market Exposure
Investment Type	% of Net Assets
Dow Jones Precious Metals Index Swap Agreements	(99)%
Total	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The Short Precious Metals ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Short Precious Metals ProFund

Service Class SPPSX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Short Real Estate ProFund

Investor Class SRPIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Short Real Estate ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$90	1.78%

Fund Statistics

Net Assets	$956,974
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Specialized REITs	42%
Residential REITs	13%
Health Care REITs	13%
Retail REITs	13%
Industrial REITs	10%
Market Exposure
Investment Type	% of Net Assets
S&P Real Estate Select Sector Index Swap Agreements	(99)%
Total	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The Short Real Estate ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Short Real Estate ProFund

Investor Class SRPIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Short Real Estate ProFund

Service Class SRPSX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Short Real Estate ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$140	2.78%

Fund Statistics

Net Assets	$956,974
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Specialized REITs	42%
Residential REITs	13%
Health Care REITs	13%
Retail REITs	13%
Industrial REITs	10%
Market Exposure
Investment Type	% of Net Assets
S&P Real Estate Select Sector Index Swap Agreements	(99)%
Total	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The Short Real Estate ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Short Real Estate ProFund

Service Class SRPSX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Short Small-Cap ProFund

Investor Class SHPIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Short Small-Cap ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$90	1.78%

Fund Statistics

Net Assets	$2,956,830
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Financials	19%
Industrials	18%
Health Care	17%
Information Technology	14%
Consumer Discretionary	10%
Market Exposure
Investment Type	% of Net Assets
Russell 2000 Index Swap Agreements	(99)%
Total	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The Short Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Short Small-Cap ProFund

Investor Class SHPIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Short Small-Cap ProFund

Service Class SHPSX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Short Small-Cap ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$140	2.78%

Fund Statistics

Net Assets	$2,956,830
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Financials	19%
Industrials	18%
Health Care	17%
Information Technology	14%
Consumer Discretionary	10%
Market Exposure
Investment Type	% of Net Assets
Russell 2000 Index Swap Agreements	(99)%
Total	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The Short Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Short Small-Cap ProFund

Service Class SHPSX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Small-Cap Growth ProFund

Investor Class SGPIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Small-Cap Growth ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$89	1.78%

Fund Statistics

Net Assets	$4,433,682
Number of Holdings*	338
Net Investment Advisory Fees	$14,451
Portfolio Turnover	111%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Industrials	20%
Health Care	16%
Financials	15%
Consumer Discretionary	13%
Information Technology	13%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Alaska Air Group, Inc.	1.3%
Glaukos Corp.	1.2%
ATI, Inc.	1.1%
Brinker International, Inc.	1.1%
Hims & Hers Health, Inc.	1.0%

Small-Cap Growth ProFund

Investor Class SGPIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Small-Cap Growth ProFund

Service Class SGPSX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Small-Cap Growth ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$139	2.78%

Fund Statistics

Net Assets	$4,433,682
Number of Holdings*	338
Net Investment Advisory Fees	$14,451
Portfolio Turnover	111%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Industrials	20%
Health Care	16%
Financials	15%
Consumer Discretionary	13%
Information Technology	13%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Alaska Air Group, Inc.	1.3%
Glaukos Corp.	1.2%
ATI, Inc.	1.1%
Brinker International, Inc.	1.1%
Hims & Hers Health, Inc.	1.0%

Small-Cap Growth ProFund

Service Class SGPSX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Small-Cap ProFund

Investor Class SLPIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Small-Cap ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$90	1.78%

Fund Statistics

Net Assets	$4,777,160
Number of Holdings*	1,970
Net Investment Advisory Fees	$13,000
Portfolio Turnover	72%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Financials	19%
Industrials	18%
Health Care	17%
Information Technology	14%
Consumer Discretionary	10%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	63%
Russell 2000 Index Swap Agreements	23%
CME E-Mini Russell 2000 Index Futures Contracts	14%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Sprouts Farmers Market, Inc.	0.4%
Insmed, Inc.	0.3%
Vaxcyte, Inc.	0.3%
SouthState Corp.	0.3%
FTAI Aviation, Ltd.	0.2%

Small-Cap ProFund

Investor Class SLPIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Small-Cap ProFund

Service Class SLPSX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Small-Cap ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$140	2.78%

Fund Statistics

Net Assets	$4,777,160
Number of Holdings*	1,970
Net Investment Advisory Fees	$13,000
Portfolio Turnover	72%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Financials	19%
Industrials	18%
Health Care	17%
Information Technology	14%
Consumer Discretionary	10%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	63%
Russell 2000 Index Swap Agreements	23%
CME E-Mini Russell 2000 Index Futures Contracts	14%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Sprouts Farmers Market, Inc.	0.4%
Insmed, Inc.	0.3%
Vaxcyte, Inc.	0.3%
SouthState Corp.	0.3%
FTAI Aviation, Ltd.	0.2%

Small-Cap ProFund

Service Class SLPSX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Small-Cap Value ProFund

Investor Class SVPIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Small-Cap Value ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$91	1.78%

Fund Statistics

Net Assets	$2,862,783
Number of Holdings*	462
Net Investment Advisory Fees	$36,953
Portfolio Turnover	73%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Financials	23%
Consumer Discretionary	17%
Industrials	16%
Information Technology	10%
Health Care	8%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	99%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
VF Corp.	1.2%
Qorvo, Inc.	1.2%
Jackson Financial, Inc. - Class A	1.0%
Mr. Cooper Group, Inc.	1.0%
Robert Half, Inc.	1.0%

Small-Cap Value ProFund

Investor Class SVPIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Small-Cap Value ProFund

Service Class SVPSX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Small-Cap Value ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$141	2.78%

Fund Statistics

Net Assets	$2,862,783
Number of Holdings*	462
Net Investment Advisory Fees	$36,953
Portfolio Turnover	73%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Financials	23%
Consumer Discretionary	17%
Industrials	16%
Information Technology	10%
Health Care	8%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	99%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
VF Corp.	1.2%
Qorvo, Inc.	1.2%
Jackson Financial, Inc. - Class A	1.0%
Mr. Cooper Group, Inc.	1.0%
Robert Half, Inc.	1.0%

Small-Cap Value ProFund

Service Class SVPSX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Technology UltraSector ProFund

Investor Class TEPIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Technology UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$78	1.50%

Fund Statistics

Net Assets	$84,422,554
Number of Holdings*	75
Net Investment Advisory Fees	$317,459
Portfolio Turnover	58%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Software & Services	42%
Semiconductors & Semiconductor Equipment	33%
Technology Hardware & Equipment	25%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	79%
S&P Technology Select Sector Index Swap Agreements	72%
Total	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Apple, Inc.	11.5%
Microsoft Corp.	10.0%
NVIDIA Corp.	9.5%
Broadcom, Inc.	4.4%
Salesforce, Inc.	2.8%

Technology UltraSector ProFund

Investor Class TEPIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Technology UltraSector ProFund

Service Class TEPSX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Technology UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$129	2.50%

Fund Statistics

Net Assets	$84,422,554
Number of Holdings*	75
Net Investment Advisory Fees	$317,459
Portfolio Turnover	58%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Software & Services	42%
Semiconductors & Semiconductor Equipment	33%
Technology Hardware & Equipment	25%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	79%
S&P Technology Select Sector Index Swap Agreements	72%
Total	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Apple, Inc.	11.5%
Microsoft Corp.	10.0%
NVIDIA Corp.	9.5%
Broadcom, Inc.	4.4%
Salesforce, Inc.	2.8%

Technology UltraSector ProFund

Service Class TEPSX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraBear ProFund

Investor Class URPIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the UltraBear ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$83	1.78%

Fund Statistics

Net Assets	$4,877,121
Number of Holdings*	6
Net Investment Advisory Fees	$28,934
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Information Technology	31%
Financials	14%
Consumer Discretionary	11%
Communication Services	10%
Health Care	10%
Market Exposure
Investment Type	% of Net Assets
E-Mini S&P 500 Futures Contracts	(19)%
S&P 500 Swap Agreements	(182)%
Total	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The UltraBear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraBear ProFund

Investor Class URPIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraBear ProFund

Service Class URPSX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the UltraBear ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$130	2.78%

Fund Statistics

Net Assets	$4,877,121
Number of Holdings*	6
Net Investment Advisory Fees	$28,934
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Information Technology	31%
Financials	14%
Consumer Discretionary	11%
Communication Services	10%
Health Care	10%
Market Exposure
Investment Type	% of Net Assets
E-Mini S&P 500 Futures Contracts	(19)%
S&P 500 Swap Agreements	(182)%
Total	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The UltraBear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraBear ProFund

Service Class URPSX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraBull ProFund

Investor Class ULPIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the UltraBull ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$75	1.39%

Fund Statistics

Net Assets	$171,161,932
Number of Holdings*	510
Net Investment Advisory Fees	$638,423
Portfolio Turnover	83%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Information Technology	31%
Financials	14%
Consumer Discretionary	11%
Communication Services	10%
Health Care	10%
Market Exposure
Investment Type	% of Net Assets
S&P 500 Swap Agreements	85%
Equity Securities	66%
SPDR S&P 500 ETF Swap Agreements	35%
E-Mini S&P 500 Futures Contracts	15%
Total	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Apple, Inc.	4.6%
Microsoft Corp.	4.0%
NVIDIA Corp.	3.8%
Amazon.com, Inc.	2.9%
Meta Platforms, Inc. - Class A	1.9%

UltraBull ProFund

Investor Class ULPIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraBull ProFund

Service Class ULPSX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the UltraBull ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$129	2.38%

Fund Statistics

Net Assets	$171,161,932
Number of Holdings*	510
Net Investment Advisory Fees	$638,423
Portfolio Turnover	83%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Information Technology	31%
Financials	14%
Consumer Discretionary	11%
Communication Services	10%
Health Care	10%
Market Exposure
Investment Type	% of Net Assets
S&P 500 Swap Agreements	85%
Equity Securities	66%
SPDR S&P 500 ETF Swap Agreements	35%
E-Mini S&P 500 Futures Contracts	15%
Total	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Apple, Inc.	4.6%
Microsoft Corp.	4.0%
NVIDIA Corp.	3.8%
Amazon.com, Inc.	2.9%
Meta Platforms, Inc. - Class A	1.9%

UltraBull ProFund

Service Class ULPSX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraChina ProFund

Investor Class UGPIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the UltraChina ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$99	1.78%

Fund Statistics

Net Assets	$23,895,661
Number of Holdings*	53
Net Investment Advisory Fees	$78,973
Portfolio Turnover	136%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Consumer Discretionary	64%
Communication Services	16%
Health Care	6%
Industrials	5%
Real Estate	4%
Market Exposure
Investment Type	% of Net Assets
S&P China Select ADR Index (USD) Swap Agreements	112%
Equity Securities	88%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Countries

China	88.0%
Largest Equity Holdings
Holding	% of Net Assets
Alibaba Group Holding, Ltd.	18.8%
PDD Holdings, Inc.	10.1%
JD.com, Inc.	7.4%
Trip.com Group, Ltd.	4.7%
NetEase, Inc.	4.0%

UltraChina ProFund

Investor Class UGPIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraChina ProFund

Service Class UGPSX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the UltraChina ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$155	2.78%

Fund Statistics

Net Assets	$23,895,661
Number of Holdings*	53
Net Investment Advisory Fees	$78,973
Portfolio Turnover	136%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Consumer Discretionary	64%
Communication Services	16%
Health Care	6%
Industrials	5%
Real Estate	4%
Market Exposure
Investment Type	% of Net Assets
S&P China Select ADR Index (USD) Swap Agreements	112%
Equity Securities	88%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Countries

China	88.0%
Largest Equity Holdings
Holding	% of Net Assets
Alibaba Group Holding, Ltd.	18.8%
PDD Holdings, Inc.	10.1%
JD.com, Inc.	7.4%
Trip.com Group, Ltd.	4.7%
NetEase, Inc.	4.0%

UltraChina ProFund

Service Class UGPSX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraDow 30 ProFund

Investor Class UDPIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the UltraDow 30 ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$80	1.47%

Fund Statistics

Net Assets	$48,129,574
Number of Holdings*	36
Net Investment Advisory Fees	$155,817
Portfolio Turnover	20%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Financials	25%
Information Technology	20%
Health Care	15%
Consumer Discretionary	14%
Industrials	13%
Market Exposure
Investment Type	% of Net Assets
Dow Jones Industrial Average Swap Agreements	92%
Equity Securities	71%
SPDR Dow Jones Industrial Average ETF Swap Agreements	33%
E-Mini Dow Jones Futures Contracts	5%
Total	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
The Goldman Sachs Group, Inc.	6.3%
UnitedHealth Group, Inc.	5.3%
Microsoft Corp.	4.1%
The Home Depot, Inc.	4.0%
Caterpillar, Inc.	3.6%

UltraDow 30 ProFund

Investor Class UDPIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraDow 30 ProFund

Service Class UDPSX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the UltraDow 30 ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$134	2.47%

Fund Statistics

Net Assets	$48,129,574
Number of Holdings*	36
Net Investment Advisory Fees	$155,817
Portfolio Turnover	20%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Financials	25%
Information Technology	20%
Health Care	15%
Consumer Discretionary	14%
Industrials	13%
Market Exposure
Investment Type	% of Net Assets
Dow Jones Industrial Average Swap Agreements	92%
Equity Securities	71%
SPDR Dow Jones Industrial Average ETF Swap Agreements	33%
E-Mini Dow Jones Futures Contracts	5%
Total	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
The Goldman Sachs Group, Inc.	6.3%
UnitedHealth Group, Inc.	5.3%
Microsoft Corp.	4.1%
The Home Depot, Inc.	4.0%
Caterpillar, Inc.	3.6%

UltraDow 30 ProFund

Service Class UDPSX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraEmerging Markets ProFund

Investor Class UUPIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the UltraEmerging Markets ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$95	1.78%

Fund Statistics

Net Assets	$6,544,785
Number of Holdings*	56
Net Investment Advisory Fees	$17,842
Portfolio Turnover	101%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Information Technology	29%
Consumer Discretionary	28%
Financials	18%
Communication Services	8%
Materials	6%
Market Exposure
Investment Type	% of Net Assets
S&P Emerging 50 ADR Index (USD) Swap Agreements	119%
Equity Securities	81%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Countries

China	29.2%
Taiwan	19.9%
India	14.3%
Brazil	9.5%
South Korea	3.5%
Largest Equity Holdings
Holding	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	17.2%
Alibaba Group Holding, Ltd.	10.2%
HDFC Bank, Ltd.	5.9%
Infosys, Ltd.	4.0%
PDD Holdings, Inc.	3.9%

UltraEmerging Markets ProFund

Investor Class UUPIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraEmerging Markets ProFund

Service Class UUPSX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the UltraEmerging Markets ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$148	2.78%

Fund Statistics

Net Assets	$6,544,785
Number of Holdings*	56
Net Investment Advisory Fees	$17,842
Portfolio Turnover	101%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Information Technology	29%
Consumer Discretionary	28%
Financials	18%
Communication Services	8%
Materials	6%
Market Exposure
Investment Type	% of Net Assets
S&P Emerging 50 ADR Index (USD) Swap Agreements	119%
Equity Securities	81%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Countries

China	29.2%
Taiwan	19.9%
India	14.3%
Brazil	9.5%
South Korea	3.5%
Largest Equity Holdings
Holding	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	17.2%
Alibaba Group Holding, Ltd.	10.2%
HDFC Bank, Ltd.	5.9%
Infosys, Ltd.	4.0%
PDD Holdings, Inc.	3.9%

UltraEmerging Markets ProFund

Service Class UUPSX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraInternational ProFund

Investor Class UNPIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the UltraInternational ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$88	1.78%

Fund Statistics

Net Assets	$3,031,826
Number of Holdings*	6
Net Investment Advisory Fees	$5,748
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Financials	22%
Industrials	18%
Health Care	12%
Consumer Discretionary	11%
Information Technology	9%
Market Exposure
Investment Type	% of Net Assets
MSCI EAFE Index Swap Agreements	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The UltraInternational ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraInternational ProFund

Investor Class UNPIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraInternational ProFund

Service Class UNPSX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the UltraInternational ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$136	2.78%

Fund Statistics

Net Assets	$3,031,826
Number of Holdings*	6
Net Investment Advisory Fees	$5,748
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Financials	22%
Industrials	18%
Health Care	12%
Consumer Discretionary	11%
Information Technology	9%
Market Exposure
Investment Type	% of Net Assets
MSCI EAFE Index Swap Agreements	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The UltraInternational ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraInternational ProFund

Service Class UNPSX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraJapan ProFund

Investor Class UJPIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the UltraJapan ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$84	1.66%

Fund Statistics

Net Assets	$20,150,716
Number of Holdings*	6
Net Investment Advisory Fees	$97,565
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Information Technology	25%
Consumer Discretionary	22%
Industrials	18%
Communication Services	10%
Health Care	9%
Market Exposure
Investment Type	% of Net Assets
CME Nikkei 225 Index Futures Contracts	199%
Nikkei 225 Stock Average Swap Agreements	1%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The UltraJapan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraJapan ProFund

Investor Class UJPIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraJapan ProFund

Service Class UJPSX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the UltraJapan ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$134	2.66%

Fund Statistics

Net Assets	$20,150,716
Number of Holdings*	6
Net Investment Advisory Fees	$97,565
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Information Technology	25%
Consumer Discretionary	22%
Industrials	18%
Communication Services	10%
Health Care	9%
Market Exposure
Investment Type	% of Net Assets
CME Nikkei 225 Index Futures Contracts	199%
Nikkei 225 Stock Average Swap Agreements	1%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The UltraJapan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraJapan ProFund

Service Class UJPSX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraLatin America ProFund

Investor Class UBPIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the UltraLatin America ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$90	1.82%

Fund Statistics

Net Assets	$6,993,716
Number of Holdings*	42
Net Investment Advisory Fees	$20,704
Portfolio Turnover	49%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Energy	24%
Materials	22%
Financials	21%
Consumer Staples	10%
Industrials	9%
Market Exposure
Investment Type	% of Net Assets
S&P Latin America 35 ADR Index (USD) Swap Agreements	116%
Equity Securities	85%
Total	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Countries

Brazil	53.5%
Mexico	18.3%
Argentina	5.2%
Chile	5.3%
Colombia	1.3%
Largest Equity Holdings
Holding	% of Net Assets
Vale S.A.	9.6%
Petroleo Brasileiro S.A.	8.2%
Itau Unibanco Holding S.A.	8.1%
Petroleo Brasileiro S.A.	7.6%
Fomento Economico Mexicano S.A.B. de C.V.	4.3%

UltraLatin America ProFund

Investor Class UBPIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraLatin America ProFund

Service Class UBPSX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the UltraLatin America ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$139	2.82%

Fund Statistics

Net Assets	$6,993,716
Number of Holdings*	42
Net Investment Advisory Fees	$20,704
Portfolio Turnover	49%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Energy	24%
Materials	22%
Financials	21%
Consumer Staples	10%
Industrials	9%
Market Exposure
Investment Type	% of Net Assets
S&P Latin America 35 ADR Index (USD) Swap Agreements	116%
Equity Securities	85%
Total	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Countries

Brazil	53.5%
Mexico	18.3%
Argentina	5.2%
Chile	5.3%
Colombia	1.3%
Largest Equity Holdings
Holding	% of Net Assets
Vale S.A.	9.6%
Petroleo Brasileiro S.A.	8.2%
Itau Unibanco Holding S.A.	8.1%
Petroleo Brasileiro S.A.	7.6%
Fomento Economico Mexicano S.A.B. de C.V.	4.3%

UltraLatin America ProFund

Service Class UBPSX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraMid-Cap ProFund

Investor Class UMPIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the UltraMid-Cap ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$77	1.48%

Fund Statistics

Net Assets	$44,254,130
Number of Holdings*	407
Net Investment Advisory Fees	$156,009
Portfolio Turnover	29%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Industrials	21%
Financials	18%
Consumer Discretionary	14%
Information Technology	11%
Health Care	9%
Market Exposure
Investment Type	% of Net Assets
S&P MidCap 400 Swap Agreements	93%
Equity Securities	75%
SPDR S&P MidCap 400 ETF Swap Agreements	28%
E-Mini S&P MidCap 400 Futures Contracts	4%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Williams-Sonoma, Inc.	0.7%
Interactive Brokers Group, Inc. - Class A	0.6%
Expand Energy Corp.	0.5%
Pure Storage, Inc. - Class A	0.5%
Illumina, Inc.	0.5%

UltraMid-Cap ProFund

Investor Class UMPIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraMid-Cap ProFund

Service Class UMPSX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the UltraMid-Cap ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$128	2.48%

Fund Statistics

Net Assets	$44,254,130
Number of Holdings*	407
Net Investment Advisory Fees	$156,009
Portfolio Turnover	29%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Industrials	21%
Financials	18%
Consumer Discretionary	14%
Information Technology	11%
Health Care	9%
Market Exposure
Investment Type	% of Net Assets
S&P MidCap 400 Swap Agreements	93%
Equity Securities	75%
SPDR S&P MidCap 400 ETF Swap Agreements	28%
E-Mini S&P MidCap 400 Futures Contracts	4%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Williams-Sonoma, Inc.	0.7%
Interactive Brokers Group, Inc. - Class A	0.6%
Expand Energy Corp.	0.5%
Pure Storage, Inc. - Class A	0.5%
Illumina, Inc.	0.5%

UltraMid-Cap ProFund

Service Class UMPSX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraNasdaq-100 ProFund

Investor Class UOPIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the UltraNasdaq-100 ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$78	1.42%

Fund Statistics

Net Assets	$1,081,584,531
Number of Holdings*	107
Net Investment Advisory Fees	$3,889,326
Portfolio Turnover	28%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Information Technology	49%
Communication Services	16%
Consumer Discretionary	15%
Health Care	5%
Consumer Staples	5%
Market Exposure
Investment Type	% of Net Assets
Nasdaq-100 Index Swap Agreements	84%
Equity Securities	77%
Invesco QQQ Trust, Series 1 ETF	25%
CME E-Mini Nasdaq-100 Index Futures Contracts	14%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Apple, Inc.	6.9%
Microsoft Corp.	6.0%
NVIDIA Corp.	5.7%
Amazon.com, Inc.	4.8%
Broadcom, Inc.	3.3%

UltraNasdaq-100 ProFund

Investor Class UOPIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraNasdaq-100 ProFund

Service Class UOPSX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the UltraNasdaq-100 ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$131	2.41%

Fund Statistics

Net Assets	$1,081,584,531
Number of Holdings*	107
Net Investment Advisory Fees	$3,889,326
Portfolio Turnover	28%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Information Technology	49%
Communication Services	16%
Consumer Discretionary	15%
Health Care	5%
Consumer Staples	5%
Market Exposure
Investment Type	% of Net Assets
Nasdaq-100 Index Swap Agreements	84%
Equity Securities	77%
Invesco QQQ Trust, Series 1 ETF	25%
CME E-Mini Nasdaq-100 Index Futures Contracts	14%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Apple, Inc.	6.9%
Microsoft Corp.	6.0%
NVIDIA Corp.	5.7%
Amazon.com, Inc.	4.8%
Broadcom, Inc.	3.3%

UltraNasdaq-100 ProFund

Service Class UOPSX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraShort China ProFund

Investor Class UHPIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the UltraShort China ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$71	1.78%

Fund Statistics

Net Assets	$1,784,500
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Consumer Discretionary	64%
Communication Services	16%
Health Care	6%
Industrials	5%
Real Estate	4%
Market Exposure
Investment Type	% of Net Assets
S&P China Select ADR Index (USD) Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The UltraShort China ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort China ProFund

Investor Class UHPIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraShort China ProFund

Service Class UHPSX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the UltraShort China ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$111	2.78%

Fund Statistics

Net Assets	$1,784,500
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Consumer Discretionary	64%
Communication Services	16%
Health Care	6%
Industrials	5%
Real Estate	4%
Market Exposure
Investment Type	% of Net Assets
S&P China Select ADR Index (USD) Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The UltraShort China ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort China ProFund

Service Class UHPSX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraShort Dow 30 ProFund

Investor Class UWPIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the UltraShort Dow 30 ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$83	1.78%

Fund Statistics

Net Assets	$2,057,340
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Financials	25%
Information Technology	20%
Health Care	15%
Consumer Discretionary	14%
Industrials	13%
Market Exposure
Investment Type	% of Net Assets
Dow Jones Industrial Average Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Dow 30 ProFund

Investor Class UWPIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraShort Dow 30 ProFund

Service Class UWPSX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the UltraShort Dow 30 ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$130	2.78%

Fund Statistics

Net Assets	$2,057,340
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Financials	25%
Information Technology	20%
Health Care	15%
Consumer Discretionary	14%
Industrials	13%
Market Exposure
Investment Type	% of Net Assets
Dow Jones Industrial Average Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Dow 30 ProFund

Service Class UWPSX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraShort Emerging Markets ProFund

Investor Class UVPIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the UltraShort Emerging Markets ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$82	1.78%

Fund Statistics

Net Assets	$681,528
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Information Technology	29%
Consumer Discretionary	28%
Financials	18%
Communication Services	8%
Materials	6%
Market Exposure
Investment Type	% of Net Assets
S&P Emerging 50 ADR Index (USD) Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The UltraShort Emerging Markets ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Emerging Markets ProFund

Investor Class UVPIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraShort Emerging Markets ProFund

Service Class UVPSX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the UltraShort Emerging Markets ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$127	2.77%

Fund Statistics

Net Assets	$681,528
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Information Technology	29%
Consumer Discretionary	28%
Financials	18%
Communication Services	8%
Materials	6%
Market Exposure
Investment Type	% of Net Assets
S&P Emerging 50 ADR Index (USD) Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The UltraShort Emerging Markets ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Emerging Markets ProFund

Service Class UVPSX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraShort International ProFund

Investor Class UXPIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the UltraShort International ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$91	1.78%

Fund Statistics

Net Assets	$3,988,944
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Financials	22%
Industrials	18%
Health Care	12%
Consumer Discretionary	11%
Information Technology	9%
Market Exposure
Investment Type	% of Net Assets
MSCI EAFE Index Swap Agreements	(199)%
Total	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The UltraShort International ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort International ProFund

Investor Class UXPIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraShort International ProFund

Service Class UXPSX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the UltraShort International ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$142	2.78%

Fund Statistics

Net Assets	$3,988,944
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Financials	22%
Industrials	18%
Health Care	12%
Consumer Discretionary	11%
Information Technology	9%
Market Exposure
Investment Type	% of Net Assets
MSCI EAFE Index Swap Agreements	(199)%
Total	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The UltraShort International ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort International ProFund

Service Class UXPSX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraShort Japan ProFund

Investor Class UKPIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the UltraShort Japan ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$85	1.78%

Fund Statistics

Net Assets	$437,546
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Information Technology	25%
Consumer Discretionary	22%
Industrials	18%
Communication Services	10%
Health Care	9%
Market Exposure
Investment Type	% of Net Assets
Nikkei 225 Stock Average Swap Agreements	(65)%
CME Nikkei 225 Index Futures Contracts	(135)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The UltraShort Japan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Japan ProFund

Investor Class UKPIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraShort Japan ProFund

Service Class UKPSX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the UltraShort Japan ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$133	2.72%

Fund Statistics

Net Assets	$437,546
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Information Technology	25%
Consumer Discretionary	22%
Industrials	18%
Communication Services	10%
Health Care	9%
Market Exposure
Investment Type	% of Net Assets
Nikkei 225 Stock Average Swap Agreements	(65)%
CME Nikkei 225 Index Futures Contracts	(135)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The UltraShort Japan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Japan ProFund

Service Class UKPSX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraShort Latin America ProFund

Investor Class UFPIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the UltraShort Latin America ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$89	1.78%

Fund Statistics

Net Assets	$1,099,104
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Energy	24%
Materials	22%
Financials	21%
Consumer Staples	10%
Industrials	9%
Market Exposure
Investment Type	% of Net Assets
S&P Latin America 35 ADR Index (USD) Swap Agreements	(199)%
Total	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The UltraShort Latin America ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Latin America ProFund

Investor Class UFPIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraShort Latin America ProFund

Service Class UFPSX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the UltraShort Latin America ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$139	2.77%

Fund Statistics

Net Assets	$1,099,104
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Energy	24%
Materials	22%
Financials	21%
Consumer Staples	10%
Industrials	9%
Market Exposure
Investment Type	% of Net Assets
S&P Latin America 35 ADR Index (USD) Swap Agreements	(199)%
Total	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The UltraShort Latin America ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Latin America ProFund

Service Class UFPSX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraShort Mid-Cap ProFund

Investor Class UIPIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the UltraShort Mid-Cap ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$86	1.78%

Fund Statistics

Net Assets	$539,784
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Industrials	21%
Financials	18%
Consumer Discretionary	14%
Information Technology	11%
Health Care	9%
Market Exposure
Investment Type	% of Net Assets
S&P MidCap 400 Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The UltraShort Mid-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Mid-Cap ProFund

Investor Class UIPIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraShort Mid-Cap ProFund

Service Class UIPSX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the UltraShort Mid-Cap ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$134	2.78%

Fund Statistics

Net Assets	$539,784
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Industrials	21%
Financials	18%
Consumer Discretionary	14%
Information Technology	11%
Health Care	9%
Market Exposure
Investment Type	% of Net Assets
S&P MidCap 400 Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The UltraShort Mid-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Mid-Cap ProFund

Service Class UIPSX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraShort Nasdaq-100 ProFund

Investor Class USPIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the UltraShort Nasdaq-100 ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$86	1.88%

Fund Statistics

Net Assets	$10,131,189
Number of Holdings*	6
Net Investment Advisory Fees	$44,764
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Information Technology	49%
Communication Services	16%
Consumer Discretionary	15%
Health Care	5%
Consumer Staples	5%
Market Exposure
Investment Type	% of Net Assets
CME E-Mini Nasdaq-100 Index Futures Contracts	(17)%
Nasdaq-100 Index Swap Agreements	(183)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The UltraShort Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Nasdaq-100 ProFund

Investor Class USPIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraShort Nasdaq-100 ProFund

Service Class USPSX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the UltraShort Nasdaq-100 ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$131	2.88%

Fund Statistics

Net Assets	$10,131,189
Number of Holdings*	6
Net Investment Advisory Fees	$44,764
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Information Technology	49%
Communication Services	16%
Consumer Discretionary	15%
Health Care	5%
Consumer Staples	5%
Market Exposure
Investment Type	% of Net Assets
CME E-Mini Nasdaq-100 Index Futures Contracts	(17)%
Nasdaq-100 Index Swap Agreements	(183)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The UltraShort Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Nasdaq-100 ProFund

Service Class USPSX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraShort Small-Cap ProFund

Investor Class UCPIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the UltraShort Small-Cap ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$88	1.78%

Fund Statistics

Net Assets	$2,336,479
Number of Holdings*	6
Net Investment Advisory Fees	$496
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Financials	19%
Industrials	18%
Health Care	17%
Information Technology	14%
Consumer Discretionary	10%
Market Exposure
Investment Type	% of Net Assets
CME E-Mini Russell 2000 Index Futures Contracts	(20)%
Russell 2000 Index Swap Agreements	(180)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The UltraShort Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Small-Cap ProFund

Investor Class UCPIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraShort Small-Cap ProFund

Service Class UCPSX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the UltraShort Small-Cap ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$137	2.78%

Fund Statistics

Net Assets	$2,336,479
Number of Holdings*	6
Net Investment Advisory Fees	$496
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Financials	19%
Industrials	18%
Health Care	17%
Information Technology	14%
Consumer Discretionary	10%
Market Exposure
Investment Type	% of Net Assets
CME E-Mini Russell 2000 Index Futures Contracts	(20)%
Russell 2000 Index Swap Agreements	(180)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The UltraShort Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Small-Cap ProFund

Service Class UCPSX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraSmall-Cap ProFund

Investor Class UAPIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the UltraSmall-Cap ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$78	1.56%

Fund Statistics

Net Assets	$51,318,495
Number of Holdings*	1,970
Net Investment Advisory Fees	$218,946
Portfolio Turnover	30%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Financials	19%
Industrials	18%
Health Care	17%
Information Technology	14%
Consumer Discretionary	10%
Market Exposure
Investment Type	% of Net Assets
Russell 2000 Index Swap Agreements	83%
Equity Securities	78%
iShares Russell 2000 ETF Swap Agreements	26%
CME E-Mini Russell 2000 Index Futures Contracts	13%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Sprouts Farmers Market, Inc.	0.5%
Insmed, Inc.	0.4%
Vaxcyte, Inc.	0.3%
SouthState Corp.	0.3%
FTAI Aviation, Ltd.	0.3%

UltraSmall-Cap ProFund

Investor Class UAPIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraSmall-Cap ProFund

Service Class UAPSX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the UltraSmall-Cap ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$127	2.55%

Fund Statistics

Net Assets	$51,318,495
Number of Holdings*	1,970
Net Investment Advisory Fees	$218,946
Portfolio Turnover	30%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Financials	19%
Industrials	18%
Health Care	17%
Information Technology	14%
Consumer Discretionary	10%
Market Exposure
Investment Type	% of Net Assets
Russell 2000 Index Swap Agreements	83%
Equity Securities	78%
iShares Russell 2000 ETF Swap Agreements	26%
CME E-Mini Russell 2000 Index Futures Contracts	13%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Sprouts Farmers Market, Inc.	0.5%
Insmed, Inc.	0.4%
Vaxcyte, Inc.	0.3%
SouthState Corp.	0.3%
FTAI Aviation, Ltd.	0.3%

UltraSmall-Cap ProFund

Service Class UAPSX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

U.S. Government Plus ProFund

Investor Class GVPIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the U.S. Government Plus ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$82	1.70%

Fund Statistics

Net Assets	$4,284,083
Number of Holdings*	6
Net Investment Advisory Fees	$19,391
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings

The U.S. Government Plus ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Market Exposure
Investment Type	% of Net Assets
30-Year U.S. Treasury Bond, 4.50%, due 11/15/54 Swap Agreements	124%
Total	124%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

U.S. Government Plus ProFund

Investor Class GVPIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

U.S. Government Plus ProFund

Service Class GVPSX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the U.S. Government Plus ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$130	2.70%

Fund Statistics

Net Assets	$4,284,083
Number of Holdings*	6
Net Investment Advisory Fees	$19,391
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings

The U.S. Government Plus ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Market Exposure
Investment Type	% of Net Assets
30-Year U.S. Treasury Bond, 4.50%, due 11/15/54 Swap Agreements	124%
Total	124%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

U.S. Government Plus ProFund

Service Class GVPSX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Utilities UltraSector ProFund

Investor Class UTPIX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Utilities UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$86	1.63%

Fund Statistics

Net Assets	$9,958,190
Number of Holdings*	37
Net Investment Advisory Fees	$117,541
Portfolio Turnover	79%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Electric Utilities	65%
Multi-Utilities	26%
Independent Power and Renewable Electricity Producers	5%
Gas Utilities	2%
Water Utilities	2%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	80%
S&P Utilities Select Sector Index Swap Agreements	71%
Total	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
NextEra Energy, Inc.	9.8%
Constellation Energy Corp.	6.3%
The Southern Co.	6.1%
Duke Energy Corp.	5.8%
Vistra Corp.	3.8%

Utilities UltraSector ProFund

Investor Class UTPIX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Utilities UltraSector ProFund

Service Class UTPSX

Semi-annual Shareholder Report — January 31, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Utilities UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$139	2.63%

Fund Statistics

Net Assets	$9,958,190
Number of Holdings*	37
Net Investment Advisory Fees	$117,541
Portfolio Turnover	79%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Electric Utilities	65%
Multi-Utilities	26%
Independent Power and Renewable Electricity Producers	5%
Gas Utilities	2%
Water Utilities	2%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	80%
S&P Utilities Select Sector Index Swap Agreements	71%
Total	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
NextEra Energy, Inc.	9.8%
Constellation Energy Corp.	6.3%
The Southern Co.	6.1%
Duke Energy Corp.	5.8%
Vistra Corp.	3.8%

Utilities UltraSector ProFund

Service Class UTPSX

Semi-annual Shareholder Report — January 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

(b) Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Item 2. Code of Ethics.

Not applicable-only for annual reports.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial experts are Michael C. Wachs and William D. Fertig, who are “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable-only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)       The Schedule of Investments in Securities of unaffiliated issuers is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b)       Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Semi-annual Financial
Statements and
Other Information

JANUARY 31, 2025

Investor
Bitcoin ProFund	BTCFX
Short Bitcoin ProFund	BITIX

Consolidated Schedules of Portfolio Investments
2	Bitcoin ProFund
3	Short Bitcoin ProFund
5	Consolidated Statements of Assets and Liabilities
7	Consolidated Statements of Operations
9	Consolidated Statements of Changes in Net Assets
11	Consolidated Statements of Cash Flows
13	Consolidated Financial Highlights
15	Notes to Consolidated Financial Statements
29	Form N-CSR – Items 8-11

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Consolidated Schedules of Portfolio Investments

2 :: Bitcoin ProFund :: Consolidated Schedules of Portfolio Investments :: January 31, 2025 (unaudited)

U.S. Treasury Obligation (62.7%)

	Principal Amount	Value
U.S. Treasury Bills, 2.12%(a), 2/6/25(b)	$310,000,000	$309,890,338
TOTAL U.S. TREASURY OBLIGATION (Cost $309,814,395)		309,890,338
Repurchase Agreements (8.9%)
Repurchase Agreements with UMB Bank, N.A., 4.30%, dated 1/31/25, due 2/3/25, total to be received $43,975,611 (Collateralized by U.S. Treasury Notes, 4.00%, due 2/29/28, total value $44,839,076)	43,959,859	43,959,859
TOTAL REPURCHASE AGREEMENTS (Cost $43,959,859)		43,959,859
TOTAL INVESTMENT SECURITIES (Cost $353,774,254)—71.6%		353,850,197
Reverse Repurchase Agreements including accrued interest—(62.7)%		(309,929,548)
Net other assets (liabilities)—91.1%		449,936,852
NET ASSETS—100.0%		$493,857,501

(a)  Reflects the effective yield or interest rate in effect at January 31, 2025.

(b)  $309,890,338 of this security has been pledged as collateral for reverse repurchase agreements.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME Bitcoin Futures Contracts	965	3/3/25	$492,608,375	$(9,098,875)

See accompanying notes to the consolidated financial statements.

January 31, 2025 (unaudited) :: Consolidated Schedules of Portfolio Investments :: Short Bitcoin ProFund :: 3

U.S. Treasury Obligation (61.3%)

	Principal Amount	Value
U.S. Treasury Bills, 2.12%(a), 2/6/25(b)	$350,000	$349,877
TOTAL U.S. TREASURY OBLIGATION (Cost $349,796)		349,877
Repurchase Agreements (29.7%)
Repurchase Agreements with UMB Bank, N.A., 4.30%, dated 1/31/25, due 2/3/25, total to be received $169,489 (Collateralized by U.S. Treasury Notes, 4.25%, due 1/31/26, total value $172,873)	169,428	169,428
TOTAL REPURCHASE AGREEMENTS (Cost $169,428)		169,428
TOTAL INVESTMENT SECURITIES (Cost $519,224)—91.0%		519,305
Reverse Repurchase Agreements including accrued interest—(61.3)%		(349,920)
Net other assets (liabilities)—70.3%		400,841
NET ASSETS—100.0%		$570,226

(a)  Reflects the effective yield or interest rate in effect at January 31, 2025.

(b)  $349,877 of this security has been pledged as collateral for reverse repurchase agreements.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME Micro Bitcoin Futures Contracts	56	3/3/25	$(571,733)	$20,323

See accompanying notes to the consolidated financial statements.

This Page Intentionally Left Blank

Consolidated Statements of
Assets and Liabilities

6 :: Consolidated Statements of Assets and Liabilities :: January 31, 2025 (unaudited)

	Bitcoin ProFund	Short Bitcoin ProFund
ASSETS:
Total Investment Securities, at cost	$353,774,254	$519,224
Securities, at value	309,890,338	349,877
Repurchase agreements, at value	43,959,859	169,428
Total Investment Securities, at value	353,850,197	519,305
Cash	330,402,381	376,099
Segregated cash balances for futures contracts with brokers	136,778,796	192,634
Interest receivable	346,880	444
Receivable for capital shares issued	2,803,563	5,500
Due from Advisor under an expense limitation agreement	—	2,181
Variation margin on futures contracts	—	25,089
Prepaid expenses	10,846	1,816
TOTAL ASSETS	824,192,663	1,123,066
LIABILITIES:
Reverse repurchase agreements, including accrued interest	309,929,548	349,920
Payable to broker for futures transactions	67,570	113
Payable for capital shares redeemed	2,237,286	192,632
Variation margin on futures contracts	17,563,000	—
Advisory fees payable	178,354	—
Management services fees payable	59,451	—
Administration and fund accounting fees payable	82,170	148
Transfer agent fees payable	33,899	118
Trustee fees payable	46	—
Compliance services fees payable	1,186	2
Service fees payable	990	1
Other accrued expenses	181,662	9,908
TOTAL LIABILITIES	330,335,162	552,842
Commitments and contingencies (Note 4)
NET ASSETS	$493,857,501	$570,226
NET ASSETS CONSIST OF:
Capital	$325,676,261	$814,181
Total distributable earnings (loss)	168,181,240	(243,955)
NET ASSETS	$493,857,501	$570,226
NET ASSETS:
Investor Class	$493,857,501	$570,226
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	15,071,199	22,209
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$32.77	$25.68

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the consolidated financial statements.

Consolidated Statements of
Operations

8 :: Consolidated Statements of Operations :: For the Periods Indicated (unaudited)

	Bitcoin ProFund	Short Bitcoin ProFund
	Six Months Ended January 31, 2025	Six Months Ended January 31, 2025
INVESTMENT INCOME:
Interest	$6,850,996	$13,506
TOTAL INVESTMENT INCOME	6,850,996	13,506
EXPENSES:
Advisory fees	760,310	1,578
Management services fees	253,438	526
Administration and fund accounting fees	222,762	1,621
Transfer agency fees	58,838	802
Administrative services fees	395,094	1,340
Registration and filing fees	38,191	10,735
Custody fees	23,164	848
Trustee fees	2,092	13
Compliance service fees	1,249	7
Service fees	5,310	32
Interest expense	100,176	141
Futures commission merchant (FCM) fees	—	56
Other fees	167,486	7,154
Total Gross Expenses before reductions	2,028,110	24,853
Expenses reduced and reimbursed by the Advisor	(59,677)	(20,798)
Fees paid indirectly	(9,721)	—
TOTAL NET EXPENSES	1,958,712	4,055
NET INVESTMENT INCOME (LOSS)	4,892,284	9,451
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(392)	—
Net realized gains (losses) on futures contracts	137,539,633	(399,927)
Change in net unrealized appreciation/depreciation on investment securities	76,387	81
Change in net unrealized appreciation/depreciation on futures contracts	(1,579,618)	20,613
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	136,036,010	(379,233)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$140,928,294	$(369,782)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the consolidated financial statements.

Consolidated Statements of
Changes in Net Assets

10 :: Consolidated Statements of Changes in Net Assets :: For the Periods Indicated

	Bitcoin ProFund		Short Bitcoin ProFund
	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024	Six Months Ended January 31, 2025 (unaudited)		Year Ended July 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$4,892,284	$4,466,540	$9,451		$17,597
Net realized gains (losses) on investments	137,539,241	74,123,799	(399,927)		(356,189)
Change in unrealized appreciation/depreciation on investments	(1,503,231)	(6,077,967)	20,694		(1,898)
Change in net assets resulting from operations	140,928,294	72,512,372	(369,782)		(340,490)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(36,935,074)	(34,632,997)	(18,310)		(1,707)
Change in net assets resulting from distributions	(36,935,074)	(34,632,997)	(18,310)		(1,707)
Change in net assets resulting from capital transactions	137,825,373	158,991,232	656,968		(218,647)
Change in net assets	241,818,593	196,870,607	268,876		(560,844)
NET ASSETS:
Beginning of period	252,038,908	55,168,301	301,350		862,194
End of period	$493,857,501	$252,038,908	$570,226		$301,350
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$330,679,714	$335,135,730	$13,737,505		$20,997,535
Distributions reinvested	36,842,669	34,540,048	18,084		1,707
Value of shares redeemed	(229,697,010)	(210,684,546)	(13,098,621)		(21,217,889)
Change in net assets resulting from capital transactions	$137,825,373	$158,991,232	$656,968		$(218,647)
SHARE TRANSACTIONS:
Investor Class
Issued	11,692,028	14,281,923	370,261	(a)	337,990	(a)
Reinvested	1,474,985	1,371,525	643	(a)	22	(a)
Redeemed	(8,257,194)	(9,249,824)	(355,242	)(a)	(338,626	)(a)
Change in shares	4,909,819	6,403,624	15,662		(614)

(a)  As described in Note 8, share amounts have been adjusted for 1:10 reverse share split that occurred on October 14, 2024.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the consolidated financial statements.

Consolidated Statements of
Cash Flows

12 :: Consolidated Statements of Cash Flows :: For the Periods Indicated (unaudited)

	Bitcoin ProFund	Short Bitcoin ProFund
	Six Months Ended January 31, 2025	Six Months Ended January 31, 2025
Cash Flows from Operating Activities:
Change in net assets resulting from operations	$140,928,294	$(369,782)
Less: Net realized gains (losses) on investment securities	392	—
Less: Change in net unrealized appreciation/depreciation on investment securities	(76,387)	(81)
Adjustments to reconcile the net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities
Proceeds from (purchase of) short-term investments, net	(68,743,383)	(145,000)
Amortization (accretion) of premiums and discounts, net	(2,937,100)	(219)
(Increase) decrease in:
Due from Advisor under an expense limitation agreement	—	2,730
Interest receivable	(323,984)	(416)
Variation margin receivable on futures contracts	—	(22,010)
Prepaid expenses	26,665	9,737
Increase (decrease) in:
Interest payable (on reverse repurchase agreements)	22,980	17
Payable to broker for futures transactions	29,008	(74)
Variation margin payable on futures contracts	14,878,500	—
Advisor fees payable	112,629	—
Management fees payable	37,542	—
Administration and fund accounting fees payable	58,285	(1,217)
Transfer agency fees payable	21,962	(19)
Compliance services fees payable	637	—
Service fees payable	118	(3)
Trustee fees payable	46	—
Other accrued expenses	25,835	4,759
Net cash provided by (used in) operating activities	$84,062,039	$(521,578)
Cash Flows from Financing Activities:
Proceeds from reverse repurchase agreements	780,522,350	1,099,303
(Repayments of) reverse repurchase agreements	(570,527,850)	(924,246)
Proceeds from capital shares issued	329,322,122	13,732,155
Cash paid for capital shares redeemed	(228,707,085)	(12,906,489)
Cash distributions paid to shareholders	(92,405)	(226)
Net cash provided by (used in) financing activities	$310,517,132	$1,000,497
Net Increase (Decrease) in Cash and Segregated Cash Balances for Futures Contracts with Brokers	394,579,171	478,919
Cash and segregated cash balances for futures contracts with brokers at the beginning of period	72,602,006	89,814
Cash and segregated cash balances for futures contracts with brokers at the end of period	$467,181,177	$568,733
The following table provides a reconciliation of cash and segregated cash balances for futures contracts with brokers to the consolidated statements of assets and liabilities:
Cash	330,402,381	376,099
Segregated cash balances for futures contracts with brokers	136,778,796	192,634
Total cash and segregated cash balances for futures contracts with brokers	$467,181,177	$568,733
Supplemental Disclosure of Cash Flow Information
Cash paid for interest (excluding costs)	$77,196	$167
Non-cash financing activities not included herein consists of reinvestments of distributions	36,842,669	1,707

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the consolidated financial statements.

Consolidated Financial Highlights

14 :: Consolidated Financial Highlights

ProFunds Consolidated Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
Bitcoin ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$24.80	0.40	10.72	11.12	(3.15)	(3.15)	$32.77
Year Ended July 31, 2024	$14.68	0.71	13.99	14.70	(4.58)	(4.58)	$24.80
Year Ended July 31, 2023	$13.99	0.06	2.46	2.52	(1.83)	(1.83)	$14.68
Year Ended July 31, 2022	$24.70	(0.27)	(10.44)	(10.71)	—	—	$13.99
July 28, 2021 through July 31, 2021(f)	$25.00	— (g)	(0.30)	(0.30)	—	—	$24.70
Short Bitcoin ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)(h)	$46.03	0.47	(20.06)	(19.59)	(0.76)	(0.76)	$25.68
Year Ended July 31, 2024(h)	$120.40	1.50	(75.37)	(73.87)	(0.50)	(0.50)	$46.03
Year Ended July 31, 2023(h)	$206.53	(0.20)	(85.93)	(86.13)	—	—	$120.40
June 21, 2022 through July 31, 2022(f)(h)	$250.00	(0.40)	(43.07)	(43.47)	—	—	$206.53

		Ratios to Average Net Assets				Supplemental Data
	Total Return(b)	Gross Expenses(c)(d)	Net Expenses(c)(d)		Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(e)
Bitcoin ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	49.97%	1.20%	1.15%		2.88%	$493,858	—
Year Ended July 31, 2024	103.21%	1.26%	1.16%		3.08%	$252,039	—
Year Ended July 31, 2023	18.23%	1.61%	1.35%		0.46%	$55,168	—
Year Ended July 31, 2022	(43.36)%	1.93%	1.25%		(1.17)%	$23,548	—
July 28, 2021 through July 31, 2021(f)	(1.20)%	24.80%	1.30%		(1.28)%	$524	—
Short Bitcoin ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)(h)	(42.66)%	7.07%	1.15	%(i)	2.69%	$570	—
Year Ended July 31, 2024(h)	(61.53)%	7.01%	1.17	%(i)(j)	2.53%	$301	—
Year Ended July 31, 2023(h)	(41.69)%	13.36%	1.35	%(i)(j)	(0.10)%	$862	—
June 21, 2022 through July 31, 2022(f)(h)	(17.40)%	17.68%	1.88	%(i)(k)	(1.39)%	$405	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  The expense ratios reflect all interest expense and other costs related to reverse repurchase agreements and trading of Bitcoin futures contracts.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including futures contracts).

(f)  Period from commencement of operations.

(g)  Amount is less than $0.005.

(h)  As described in Note 8, share amounts have been adjusted for 1:10 reverse share split that occurred on October 14, 2024.

(i)  Excluding interest expense and other costs related to reverse repurchase agreements and trading of Bitcoin futures contracts, the net expense ratio would have been 1.10%, 1.09%, 1.06%, and 1.26% for the period ended January 31, 2025, the years ended July 31, 2024 and July 31, 2023, and the period ended July 31, 2022, respectively.

(j)  For the period August 1, 2023 through November 30, 2023, and for the year ended July 31, 2023, the Advisor voluntarily waived fees and expenses to limit the expense ratio, including interest expense and other costs related to reverse repurchase agreements and trading of Bitcoin futures contracts, to 1.35%.

(k)  For the period June 21, 2022 through July 31, 2022, the Advisor voluntarily waived fees and expenses to limit the expense ratio (excluding interest expense and certain other costs) to 1.26%.

See accompanying notes to the consolidated financial statements.

Notes to Consolidated Financial Statements

16 :: Notes to Consolidated Financial Statements :: January 31, 2025 (unaudited)

1. Organization

ProFunds (the "Trust") consists of 116 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act") and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series.

These accompanying consolidated financial statements ("financial statements") relate to the following portfolios of the Trust included in this report (collectively, the "ProFunds" and individually, a "ProFund"):

Digital Assets ProFunds:

Bitcoin ProFund
Short Bitcoin ProFund

Each ProFund's investment objective is disclosed in its prospectus. Each ProFund is classified as non-diversified under the 1940 Act and has one class of shares: an Investor Class.

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds.

In this reporting period, the ProFunds adopted FASB Accounting Standards 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the enhanced standard impacted financial statement disclosures only and did not affect each ProFund's financial position or results of operations. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker ("CODM") when assessing segment performance and making decisions about segment resources. Each ProFund included herein is deemed to be an individual reporting segment and ProFund Advisors LLC (the "Advisor") acts as the ProFund's CODM. The CODM monitors the operating results of each ProFund as a whole and each ProFund's long-term strategic asset allocation is guided by the ProFund's investment objective and principal investment strategies as described in its prospectus and executed by the Advisor. The financial information provided to and reviewed by the CODM is consistent with that presented in the ProFund's financial statements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Basis of Consolidation

The accompanying Consolidated Schedules of Portfolio Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statements of Cash Flows, and Consolidated Financial Highlights of Bitcoin ProFund and Short Bitcoin ProFund include the accounts of the ProFunds Bitcoin Strategy Portfolio and ProFunds Cayman Short Bitcoin Strategy Portfolio, respectively (each a "Subsidiary") Each Subsidiary is a wholly-owned subsidiary of the Bitcoin ProFund and Short Bitcoin ProFund, respectively, organized under the laws of the Cayman Islands, and primarily invests in Bitcoin related instruments. Each Subsidiary enables the respective ProFund to hold these Bitcoin-related instruments and satisfy regulated investment company ("RIC") tax requirements. Each of the Digital Assets ProFunds will invest a significant portion of its' total assets in its respective Subsidiary. As of January 31, 2025, the net assets of ProFund Bitcoin Strategy Portfolio were 17.4% of the adjusted net assets of Bitcoin ProFund and the net assets of ProFunds Cayman Short Bitcoin Strategy Portfolio were 25.8% of the adjusted net assets of Short Bitcoin ProFund (as adjusted for reverse repurchase agreements). Intercompany accounts and transactions, if any, have been eliminated. Each Subsidiary is subject to the same investment policies and restrictions that apply to Bitcoin ProFund and Short Bitcoin ProFund, respectively, except that each Subsidiary may invest without limitation in Bitcoin-related instruments.

Investment in a Subsidiary

The Bitcoin ProFund and Short Bitcoin ProFund intend to achieve commodity exposure through investment in their respective Subsidiary. The Bitcoin ProFund and Short Bitcoin ProFund's investment in its Subsidiary is intended to provide each ProFund with exposure to commodity and financial markets in accordance with applicable rules and regulations. The Subsidiaries may invest in derivatives, including futures, forwards, options and other investments intended to serve as margin or collateral or otherwise support the Subsidiary's derivatives positions. The Subsidiaries are not registered under the 1940 Act, and will not have all of the protections offered to investors in RICs. The Board, however, has oversight responsibility for the investment activities of the ProFunds, including its investment in its respective Subsidiary, and each ProFund's role as the sole shareholder of its respective Subsidiary. Changes in the laws of the United States and/or the Cayman Islands, under which the ProFunds and the Subsidiaries are organized, respectively, could result in the inability of the ProFunds and/or its Subsidiary to operate as described in the ProFunds Statement of Additional Information and could negatively affect the ProFunds and its' shareholders. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on a Subsidiary. If Cayman Islands law changes such that a Subsidiary must pay Cayman Islands taxes, ProFunds shareholders would likely suffer decreased investment returns. In

January 31, 2025 (unaudited) :: Notes to Consolidated Financial Statements :: 17

this report, the financial statements of each Subsidiary have been consolidated with the financial statements of the respective ProFund by which it is wholly-owned.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as "cover" for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds as short-term investments for cash positions. Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one business day. The resale price is typically greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions whose creditworthiness is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the ProFund's custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the ProFunds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the ProFund, amounts to more than 15% of the ProFund's total net assets. The investments of each of the ProFunds in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant. During periods of high demand for repurchase agreements, the ProFunds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found on a ProFund's Consolidated Schedule of Portfolio Investments.

Reverse Repurchase Agreements

The Bitcoin ProFund and Short Bitcoin ProFund may each enter into reverse repurchase agreements as part of its investment strategy, which may be viewed as a form of borrowing. Reverse repurchase agreements involve sales by the ProFunds of portfolio assets for cash concurrently with an agreement by the ProFunds to repurchase those same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the ProFunds can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the ProFunds will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the ProFunds of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the ProFunds intend to use the reverse repurchase technique only when it will be to the ProFunds advantage to do so. The ProFunds will each segregate with its custodian bank cash or liquid instruments equal in value to each ProFund's obligations with respect to reverse repurchase agreements.

As of January 31, 2025, the ProFunds' outstanding balances on reverse repurchase agreements were as follows:

	Counterparty	Interest Rate	Principal Amount	Maturity	Value	Value & Accrued Interest
Bitcoin ProFund	UMB Bank N.A.	4.42%	$(309,891,500)	2/3/2025	$(309,891,500)	$(309,929,548)
Short Bitcoin ProFund	UMB Bank N.A.	4.42%	(349,877)	2/3/2025	(349,877)	(349,920)

For the period ended January 31, 2025, the average daily balance outstanding and average interest rate on the ProFunds' reverse repurchase agreements were as follows:

Bitcoin ProFund
Average daily balance outstanding	$(200,043,621)
Average interest rate	4.58%
Short Bitcoin ProFund
Average daily balance outstanding	$(299,843)
Average interest rate	4.61%

18 :: Notes to Consolidated Financial Statements :: January 31, 2025 (unaudited)

The following table presents the reverse repurchase agreements subject to netting agreements and the collateral delivered related to those reverse repurchase agreements

	Counterparty	Reverse Repurchase Agreements(1)	Collateral Pledged to Counterparty
Bitcoin ProFund	UMB Bank N.A.	$(309,929,548)	$309,891,500
Short Bitcoin ProFund	UMB Bank N.A.	(349,920)	349,877

(1)  Represents gross value and accrued interest for the counterparty as reported in the preceding table.

Derivative Instruments

In seeking to achieve Short Bitcoin ProFund's investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions. The Short Bitcoin ProFund may obtain investment exposure through derivative instruments such as futures contracts, that the ProFund should hold to approximate the inverse (-1x) of the daily performance of its benchmark. All derivative instruments held during the period ended January 31, 2025, were utilized to gain inverse exposure to the ProFund's benchmark (e.g., index, etc.) to meet its investment objective. The Short Bitcoin ProFund does not seek to achieve its investment objective over a period of time greater than a single day.

Bitcoin ProFund is actively managed, in that the Advisor selects investments and makes investment decisions that it believes are suited to achieving the Bitcoin ProFund's investment objective. Accordingly, the Bitcoin ProFund may also obtain investment exposure through derivative instruments, such as futures contracts.

All open derivative positions at year end are reflected on each respective ProFund's Consolidated Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund transacts in derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund's investment objective.

The ProFunds utilized a varying level of derivative instruments in conjunction with the investment securities to meet their investment objective during the period ended January 31, 2025. The notional amount of open derivative positions relative to each ProFund's net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year.

In connection with its management of both series of the Trust included in this report (Bitcoin ProFund and Short Bitcoin ProFund (the "Commodity Pools")), the Advisor is registered as a commodity pool operator (a "CPO") and the Commodity Pools are commodity pools under the Commodity Exchange Act (the "CEA"). The Advisor also registered as a commodity trading advisor (a "CTA") under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission ("CFTC") and the National Futures Association ("NFA"), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools' total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools' operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds, including certain risks related to each instrument type.

Futures Contracts

Each ProFund may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security, or index. The extent of a ProFund's loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

January 31, 2025 (unaudited) :: Notes to Consolidated Financial Statements :: 19

Upon entering into a futures contract, each ProFund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount (this amount is subject to change by the exchange on which the contract is traded). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, a ProFund may elect to close its position by taking an opposite position, which will operate to terminate the ProFund's existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each ProFund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund to substantial losses. If trading is not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund.

Summary of Derivative Instruments

The following table summarizes the fair values of derivative instruments on the ProFund's Consolidated Statement of Assets and Liabilities, categorized by risk exposure, as of January 31, 2025.

	Assets	Liabilities
Fund Name	Variation Margin on Futures Contracts*	Variation Margin on Futures Contracts*
Commodity Risk Exposure:
Bitcoin ProFund	$—	$9,098,875
Short Bitcoin ProFund	20,323	—

*  Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedules of Portfolio Investments. Only current day's variation margin is reported within the Consolidated Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the ProFund's Consolidated Statement of Operations, categorized by risk exposure, for the period ended January 31, 2025.

Fund Name	Realized Gain (Loss) on Futures Contracts as a Result from Operations	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts Recognized as a Result from Operations
Commodity Risk Exposure:
Bitcoin ProFund	$137,539,633	$(1,579,618)
Short Bitcoin ProFund	(399,927)	20,613

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of depositary receipts, in which case dividends are recorded as soon as such information becomes available. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Gains or losses from class action settlements are recorded when such information becomes known or can be reasonably estimated; for non-recurring class action settlements, this generally occurs with the receipt or payment of cash consistent with the terms of such settlement.

Allocations

Expenses directly attributable to a ProFund are charged to that ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

20 :: Notes to Consolidated Financial Statements :: January 31, 2025 (unaudited)

Distributions to Shareholders

Bitcoin ProFund and Short Bitcoin ProFund intend to declare and distribute net investment income at least monthly, if any. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., passive foreign investment company ("PFIC") sales, return of capital, net operating loss, and distribution reclassification), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., PFIC mark-to-market, wash sales and mark-to-market on derivative instruments) do not require a reclassification. The ProFunds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Federal Income Taxes

Each of the ProFunds intends to continue to qualify each year as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds intend to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements. Bitcoin ProFund and Short Bitcoin ProFund have an October 31st tax year end.

Management of the ProFunds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFunds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Consolidated Statement of Operations, as applicable, as "Fees paid indirectly."

3. Investment Valuation Summary

Pursuant to Rule 2a-5 (the "Rule"), the Trust's Board of Trustees designated the Advisor the "Valuation Designee" as contemplated by the Rule. The Valuation Designee is responsible for assessing and managing valuation risks, administering the pricing and valuation guidelines approved by the Board of Trustees, and overseeing pricing services utilized in valuing the Trust's security holdings, among other responsibilities outlined in the Rule. When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with the pricing and valuation guidelines. Fair value pricing may require subjective determinations about the value of a security. While the Trust's policy is intended to result in a calculation of a ProFund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy, as described below. The valuation techniques employed by the ProFunds, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds (observable inputs) and the ProFunds' own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The inputs used for valuing the ProFunds' investments are summarized in the three broad levels listed below:

•  Level 1–quoted prices in active markets for identical assets

•  Level 2–other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•  Level 3–significant unobservable inputs (including the ProFunds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

Security prices are generally valued at their market value using information provided by a third-party pricing service or market quotations or other procedures approved by the Trust's Board of Trustees. The securities in the portfolio of a non-money market ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the Nasdaq National Market System ("Nasdaq/NMS"), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these

January 31, 2025 (unaudited) :: Notes to Consolidated Financial Statements :: 21

situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust's Board of Trustees as described above.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the Nasdaq/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less, and of sufficient credit quality, may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust's Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund is determined and are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described above may be applied.

For the period ended January 31, 2025, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value, nor were there any transfers in or out of Level 3 investments for the year.

A summary of the valuations as of January 31, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Consolidated Schedule of Portfolio Investments for each ProFund:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Bitcoin ProFund
U.S. Treasury Obligation	$—	$—	$309,890,338	$—	$309,890,338	$—
Repurchase Agreements	—	—	43,959,859	—	43,959,859	—
Futures Contracts	—	(9,098,875)	—	—	—	(9,098,875)
Total	$—	$(9,098,875)	$353,850,197	$—	$353,850,197	$(9,098,875)
Short Bitcoin ProFund
U.S. Treasury Obligation	$—	$—	$349,877	$—	$349,877	$—
Repurchase Agreements	—	—	169,428	—	169,428	—
Futures Contracts	—	20,323	—	—	—	20,323
Total	$—	$20,323	$519,305	$—	$519,305	$20,323

^  Other financial instruments include any derivative instruments not reflected in the Consolidated Schedule of Portfolio Investments as Investment Securities, such as futures contracts. These instruments are generally recorded in the financial statements at the unrealized appreciation/(depreciation) on the investment.

4. Fees and Transactions with Affiliates and Other Parties

The ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the Bitcoin ProFund and Short Bitcoin ProFund each pay the advisor a fee at an annualized rate of 0.45% of their average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of the Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund: 0.025% of the ProFund's daily net assets in excess of $500 million to $1 billion, 0.05% of the ProFund's daily net assets in excess of $1 billion to $2 billion, and 0.075% of the ProFund's net assets in excess of $2 billion. During the period ended January 31, 2025, no ProFund's annual investment advisory fee was subject to such reductions.

Effective November 4, 2024, The Ultimus Group, LLC ("Ultimus") replaced Citi Fund Services Ohio, Inc. ("Citi") as the Trust's administrator (the "Administrator") and fund accounting agent.

Prior to November 4, 2024, the Trust paid Citi for its services as Administrator, an annual fee based on the Trust's aggregate average net assets at a tier rate ranging from 0.00375% to 0.05%, and a base fee for certain filings. Administration fees also included additional fees paid to Citi by the Trust for additional services provided, including support of the Trust's compliance program. The Trust also paid Citi for its services as fund accounting agent, an annual fee based on the Trust's aggregate average net assets at a tier rate ranging from 0.00375% to 0.03%, a base fee, and reimbursement of certain expenses.

Effective November 4, 2024, the Trust pays Ultimus for its services as Administrator and fund accounting agent, an annual fee based on the Trust's aggregate average net assets at a tier rate ranging from 0.0075% to 0.08%, and an annual base fee. Administration and fund accounting fees also include additional fees paid to Ultimus by the Trust for additional services provided, including support of the Trust's compliance program. Fees paid for the period ended January 31, 2025, to Citi and Ultimus by the ProFunds for administrator and fund accounting services, are reflected on the Consolidated Statement of Operations as "Administration and fund accounting fees".

22 :: Notes to Consolidated Financial Statements :: January 31, 2025 (unaudited)

FIS Investor Services LLC ("FIS") acts as transfer agent for the Trust. For these services, the Trust pays FIS a base fee, account and service charges, and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of the Advisor, serves as the Trust's distributor. Under a Distribution Plan, adopted by the Trust's Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, the Bitcoin ProFund and Short Bitcoin ProFund may pay financial intermediaries such as broker-dealers, investment advisors, and the Distributor up to 0.25%, on an annualized basis, of the average daily net assets attributable to Investor Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Investor Class shares. For the period ended January 31, 2025, no payments were made under this plan by either ProFund.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each ProFund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Consolidated Statements of Operations as "Service fees."

The ProFunds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Consolidated Statements of Operations as "Administrative services fees."

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust's Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds for serving in their respective roles. The Trust, together with affiliated Trusts, pays each Independent Trustee compensation for their services at an annual rate of $325,000, inclusive of all meetings. During the period ended January 31, 2025, actual Trustee compensation was $487,500 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust's Chief Compliance Officer and staff who administer the Trust's compliance program, in which the ProFunds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Consolidated Statement of Operations as "Compliance services fees."

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds for the periods listed below in order to limit the annual operating expenses (exclusive of brokerage costs, interest, Futures Commission Merchant fees, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses) as shown in the table below. Amounts due from the Advisor under an expense limitation agreement are settled following each month end.

	For the Period December 1, 2024 through November 30, 2025	For the Period December 1, 2023 through November 30, 2024
Bitcoin ProFund	1.10%	1.10%
Short Bitcoin ProFund	1.10%	1.10%

Amounts waived under the contractual expense limitation agreement are allocated proportionally as waivers of advisory and management services fees, to the extent of these fees as reflected on the Consolidated Statements of Operations. During the period, the allocation of expenses reduced and reimbursed by the Advisor between advisory and management services fees, and if necessary, reimbursement of other expenses was as follows:

	Expenses reduced and reimbursed by the Advisor	Waivers of advisory fees	Waivers of management services fees	Reimbursements of other expenses
Bitcoin ProFund	$(59,677)	$(44,758)	$(14,919)	$—
Short Bitcoin ProFund	(20,798)	(1,578)	(526)	(18,694)

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years of the end of the contractual period; however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. Any amounts recouped by the Advisor during the period are reflected on the Consolidated Statement of Operations as "Recoupment of prior expenses reduced by the Advisor."

As of January 31, 2025, the recoupments that may potentially be made by the ProFunds are as shown in the table below. As of January 31, 2025, no commitment or contingent liability is expected.

	Expires 11/30/25	Expires 11/30/26	Expires 11/30/27	Expires 11/30/28	Total
Bitcoin ProFund	$187,791	$64,595	$143,374	$3,022	$398,782
Short Bitcoin ProFund	—	—	46,102	6,721	52,823

January 31, 2025 (unaudited) :: Notes to Consolidated Financial Statements :: 23

5. Securities Transactions

The Bitcoin ProFund and Short Bitcoin ProFund generally invest in U.S. Government securities maturing less than one year from acquisition.

6. Investment Risks

Some risks apply to all ProFunds, while others are specific to the investment strategy of certain ProFunds. Each ProFund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Risks Associated with the Use of Derivatives

The ProFunds will obtain exposure to Bitcoin through derivatives (i.e., Bitcoin futures contracts). Investing in derivatives may be considered aggressive and may expose the ProFunds to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. The risks of using derivatives include: 1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount a ProFund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and the ProFund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust each ProFund's position in a particular instrument when desired. Each of these factors may prevent the ProFunds from achieving their respective investment objectives and may increase the volatility (i.e., fluctuations) of each ProFund's returns. Because derivatives often require limited initial investment, the use of derivatives also may expose the ProFunds to losses in excess of those amounts initially invested.

Bitcoin Risk

The Bitcoin ProFund and Short Bitcoin ProFund do not invest directly in Bitcoin. The ProFunds invest primarily in Bitcoin futures contracts.

Bitcoin is a relatively new innovation and the market for Bitcoin is subject to rapid price swings, changes and uncertainty. The further development of the Bitcoin Network and the acceptance and use of Bitcoin are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Bitcoin Network or the acceptance of Bitcoin may adversely affect the price of Bitcoin. Bitcoin is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact Bitcoin trading venues. Additionally, if one or a coordinated group of miners were to gain control of 51% of the Bitcoin Network, they would have the ability to manipulate transactions, halt payments and fraudulently obtain Bitcoin. A significant portion of Bitcoin is held by a small number of holders sometimes referred to as "whales". These holders have the ability to manipulate the price of Bitcoin. Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, Bitcoin and Bitcoin trading venues are largely unregulated. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation and investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of Bitcoin trading venues have been closed due to fraud, failure or security breaches. Investors in Bitcoin may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Legal or regulatory changes may negatively impact the operation of the Bitcoin Network or restrict the use of Bitcoin. The realization of any of these risks could result in a decline in the acceptance of Bitcoin and consequently a reduction in the value of Bitcoin, Bitcoin futures, and the ProFund. The Bitcoin Network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as "miners"), (2) developers who propose improvements to the Bitcoin Protocol and the software that enforces the protocol and (3) users who choose which version of the bitcoin software to run. From time to time, the developers suggest changes to the bitcoin software. If a sufficient number of users and miners elect not to adopt the changes, a new digital asset, operating on the earlier version of the bitcoin software, may be created. This is often referred to as a "fork." The creation of a "fork" or a substantial giveaway of Bitcoin (sometimes referred to as an "air drop") may result in a significant and unexpected declines in the value of Bitcoin, Bitcoin futures, and the ProFunds.

Holding Period Risk

The Short Bitcoin ProFund is a "geared" fund ("Geared Fund") in the sense that the ProFund has an investment objective to match the inverse of the daily performance of a benchmark. A Geared Fund does not seek to achieve the stated inverse of the daily performance of its underlying benchmark (the "Daily Target") for any period other than a day. The performance of a Geared Fund over periods other than a day may be higher or lower than the Daily Target, and this difference may be significant. Factors that contribute to returns that are worse than the Daily Target include smaller index gains or losses and higher index volatility, as well as longer holding periods when these factors apply. Factors that contribute to returns that are better than the Daily Target include larger index gains or losses and lower index volatility, as well as longer holding periods when these factors apply. The more extreme these factors are, and the more they occur together, the more returns will tend to deviate from the Daily Target.

Bitcoin Futures Risk

The market for Bitcoin futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the Bitcoin futures market has grown substantially since Bitcoin futures commenced trading, there can be no assurance that this growth will continue. Bitcoin futures are

24 :: Notes to Consolidated Financial Statements :: January 31, 2025 (unaudited)

subject to collateral requirements and daily limits that may limit a ProFund's ability to achieve the desired exposure. If a ProFund is unable to meet its investment objective, a ProFund's returns may be lower than expected. Additionally, these collateral requirements may require a ProFund to liquidate its position when it otherwise would not do so.

When a Bitcoin futures contract is nearing expiration, a ProFund will generally sell it and use the proceeds to buy a Bitcoin futures contract with a later expiration date. This is commonly referred to as "rolling". The costs associated with rolling Bitcoin futures typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of a ProFund.

Borrowing Risk

The ProFunds may borrow for investment purposes using reverse repurchase agreements. Borrowing may cause the ProFunds to liquidate positions to under adverse market conditions to satisfy its repayment obligations. Borrowing increases the risk of loss and may increase the volatility of the ProFunds.

Correlation Risk

The Short Bitcoin ProFund is subject to correlation risk. A number of factors may affect the ProFund's ability to achieve a high degree of inverse correlation with the Index, and there is no guarantee that the ProFund will achieve a high degree of inverse correlation. Failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective, and the percentage change of the ProFund's NAV each day may differ, perhaps significantly, from the inverse (-1x) of the percentage change of the Index on such day. In order to achieve a high degree of correlation with the Index, the ProFund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to the Index may prevent the ProFund from achieving a high degree of inverse correlation with the Index. Market disruptions or closures, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the ProFunds invests, and other factors will adversely affect the ProFund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the ProFund will have perfect inverse (-1x) exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when the Index level is volatile, particularly when the Index is volatile at or near the close of the trading day.

A number of other factors may adversely affect a ProFund's correlation with its benchmark, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund invests. The ProFund may not have investment exposure to all of the financial instruments in the Index, or its weighting of investment exposure to financial instruments may be different from that of the Index.

In addition, the ProFund may invest in financial instruments not included in the Index. The ProFund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the ProFund's correlation with the Index. The ProFund may also be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being under- or overexposed to the Index and may be impacted by Index reconstitutions and Index rebalancing events. Additionally, Bitcoin and Bitcoin futures contracts may trade on markets that may not be open at the same time or on the same day as the ProFund. In particular, Bitcoin trades 24 hours per day, seven days per week. These differences in trading hours may cause differences between the performance of the ProFund and the performance of the Index. Any of these factors could decrease correlation between the performance of the ProFund and the Index and may hinder the ProFund's ability to meet its daily investment objective.

Counterparty Risk

The ProFunds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount a ProFund expects to receive from counterparties to financial instruments (including derivatives) entered into by the ProFund. The ProFunds generally structure the agreements such that either party can terminate the contract without penalty prior to the termination date. If a counterparty terminates a contract, a ProFund may not be able to invest in other derivatives to achieve the desired exposure, or achieving such exposure may be more expensive. A ProFund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true fair value in the judgment of the Advisor. Markets for the securities or financial instruments in which a ProFund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a ProFund from limiting losses, realizing gains, or from achieving a high correlation (or inverse correlation) with its underlying benchmark.

The market for the Bitcoin futures contracts is still developing and may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the ProFund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and increase the losses incurred while trying to do so.

January 31, 2025 (unaudited) :: Notes to Consolidated Financial Statements :: 25

Inflation Risk

Inflation risk is the risk that the value of assets or income from a ProFund's investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of a ProFund's portfolio could decline. Inflation rates may change frequently and drastically as a result of various factors and the ProFund's investments may not keep pace with inflation, which may result in losses to ProFund investors or adversely affect the real value of shareholders' investments in a ProFund. Inflation has recently increased and it cannot be predicted whether it may decline.

Subsidiary Investment Risk

Changes in the laws of the United States and/or the Cayman Islands, under which each ProFund and each Subsidiary are organized, respectively, could result in the inability of the ProFunds to operate as intended and could negatively affect the ProFunds and their shareholders. Each ProFund complies with the provisions of the 1940 Act governing investment policies, capital structure, and leverage on an aggregate basis with its respective Subsidiary.

Active Management Risk

Bitcoin ProFund is actively managed. The performance of an actively managed fund reflects, in part, the ability of the Advisor to select investments and make investment decisions that are suited to achieving the ProFund's investment objective. The Advisor's judgements about the ProFund's investments may prove to be incorrect. If the investments selected and strategies employed by the Bitcoin ProFund fails to produce the intended results, the ProFund could underperform or have negative returns as compared to other funds with similar investment objectives and/or strategies.

Short Sale Exposure Risk

The Short Bitcoin ProFund seeks to obtain inverse or "short" exposure to Bitcoin futures contracts. The risks of short exposure include, under certain market conditions, an increase in the volatility and decrease in the liquidity of Bitcoin futures contracts. To the extent that, at any particular point in time, Bitcoin futures contracts may be thinly traded or have a limited market, the ProFund may be unable to meet its investment objective due to a lack of available financial instruments or counterparties. During such periods, the Short Bitcoin ProFund's ability to achieve its investment objective may be adversely affected. Obtaining inverse exposure through Bitcoin futures contracts may be considered an aggressive investment technique.

Bitcoin Futures Capacity Risk

If the ProFunds' ability to obtain exposure to Bitcoin futures contracts consistent with its investment objective is disrupted for any reason including, limited liquidity in the Bitcoin futures market, a disruption to the Bitcoin futures market, or as a result of margin requirements or position limits imposed by the ProFunds' futures commission merchants ("FCMs"), the listing exchanges, or the CFTC, the ProFunds would not be able to achieve their investment objective and may experience significant losses. In such circumstances, the Adviser intends to take such action as it believes appropriate and in the best interest of each ProFund.

Any disruption in a ProFund's ability to obtain exposure to Bitcoin futures contracts will cause the ProFund's performance to deviate from the performance of Bitcoin and Bitcoin futures. Additionally, the ability of the ProFund to obtain exposure to Bitcoin futures contracts is limited by certain tax rules that limit the amount the ProFund can invest in its wholly-owned subsidiary as of the end of each tax quarter.

Market and Volatility Risk

The prices of Bitcoin and Bitcoin futures have historically been highly volatile. The value of the Short Bitcoin ProFund's inverse exposure to bitcoin futures – and therefore the value of an investment in the ProFund – could decline significantly and without warning, including to zero.

Rolling Futures Contract Risk

Bitcoin ProFund and Short Bitcoin ProFund (through their investments in their respective Subsidiaries) have exposure to futures contracts and are subject to risks related to "rolling" of such contracts. Each ProFund does not intend to hold futures contracts through their expiration date, but instead intends to "roll" its futures positions. Rolling occurs when a ProFund closes out of futures contracts as they near their expiration date and is replaced with contracts that have a later expiration date. When the market for these futures contracts is such that the prices are higher in the more distant delivery months than in the nearer delivery months, the sale during the course of the rolling process of the more nearby contract would take place at a price that is lower than the price of the more distant contract. This pattern of higher futures contract prices for longer expiration contracts is often referred to as "contango." Alternatively, when the market for futures contracts is such that the prices are higher in the nearer months than in the more distant months, the sale during the course of the rolling process of the more nearby contract would take place at a price that is higher than the price of the more distant contract. This pattern of higher futures prices for shorter expiration futures contracts is referred to as "backwardation." Extended periods of contango or backwardation have occurred in the past and can in the future cause significant losses for a ProFund. The Advisor will utilize active management techniques to seek to mitigate the negative impact or, in certain cases, benefit from the contango or backwardation present in the various futures contract markets, but there can be no guarantee that it will be successful in doing so.

Cybersecurity Risk

With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, each ProFund, financial intermediaries, service providers and the relevant listing exchange are susceptible to operational, information security and related "cyber" risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to gaining unauthorized access to digital systems for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing among other behaviors, stealing or corrupting data maintained online or digitally, and

26 :: Notes to Consolidated Financial Statements :: January 31, 2025 (unaudited)

denial of service attacks on websites. Cybersecurity failures or breaches of a ProFund's third party service provider (including, but not limited to, index providers, the administrator and transfer agent) or the issuers of securities and/or financial instruments in which the ProFund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of ProFund shareholders to transact business, violations of applicable privacy and other laws. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the ProFund's ability to calculate its NAV, cause the release of private shareholder information or confidential ProFund information, impede trading, cause reputational damage, and subject the ProFund to regulatory fines, reputational damage, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. A ProFund and its shareholders could be negatively impacted as a result. While a ProFund or its service providers may have established business continuity plans and systems designed to guard against such cyber attacks or adverse effects of such attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified, in large part because different unknown threats may emerge in the future. Similar types of cybersecurity risks also are present for issuers of securities in which a ProFund invests, which could result in material adverse consequences for such issuers, and may cause the ProFund's investments in such securities to lose value. In addition, cyber attacks involving a counterparty to a ProFund could affect such a counterparty's ability to meets it obligations to the ProFund, which may result in losses to the ProFund and its shareholders. The Advisor and the Trust do not control the cybersecurity plans and systems put in place by third party service providers, and such third party service providers may have no or limited indemnification obligations to the Advisor or to a ProFund.

Portfolio Turnover Risk

Each ProFund may incur high portfolio turnover in connection with managing the ProFund's investment exposure. Additionally, active trading of a ProFund's shares is expected to cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase transaction costs and may result in increased taxable gains. Each of these factors could have a negative impact on the performance of a ProFund.

Valuation Risk

In certain circumstances (e.g., if ProFund Advisors believes market quotations are not reliable, or a trading halt closes an exchange or market early), ProFund Advisors may, pursuant to procedures approved by the Board of Trustees of a ProFund, choose to determine a fair value price as the basis for determining the value of such investment for such day. The fair value of an investment determined by ProFund Advisors may be different from other value determinations of the same investment. Portfolio investments that are valued using techniques other than market quotations, including "fair valued" investments, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a ProFund could sell a portfolio investment for the value established for it at any time, and it is possible that a ProFund would incur a loss because a portfolio investment is sold at a discount to its established value. The fair value of a ProFund's Bitcoin futures may be determined by reference, in whole or in part, to the cash market in Bitcoin. These circumstances may be more likely to occur with respect to Bitcoin futures than with respect to futures on more traditional assets. In addition, the Bitcoin futures held by a ProFund and Bitcoin may be traded in markets on days and at times when a Fund is not open for business. As a result, the value of a ProFund's holdings may vary, perhaps significantly, on days and at times when investors are unable to purchase or sell a ProFund's shares.

Tax Risk

In order to qualify for the special tax treatment accorded a RIC and its shareholders, a ProFund must derive at least 90% of its gross income for each taxable year from "qualifying income," meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. A ProFund's pursuit of its investment strategies will potentially be limited by the ProFund's intention to qualify for such treatment and could adversely affect its ability to so qualify. A ProFund may make certain investments, the treatment of which for these purposes is unclear. In particular, direct investments by a ProFund in futures are not expected to produce qualifying income for purposes of the ProFund's qualification as a RIC. A ProFund, however, expects to gain exposure to futures and generate qualifying income by investing a portion of its assets in a wholly-owned subsidiary of the ProFund organized under the laws of the Cayman Islands. To comply with the asset diversification test applicable to a RIC, a ProFund will limit its investments in such subsidiary to 25% of the ProFund's total assets at the end of each tax quarter. A ProFund may, however, exceed this amount from time to time if the Advisor believes doing so is in the best interests of the ProFund, provided, however, that the ProFund intends to continue to comply with the asset diversification test applicable to RICs. If a ProFund's investments in the subsidiary were to exceed 25% of the Fund's total assets at the end of a tax quarter, the ProFund may no longer be eligible to be treated as a RIC. The Advisor will carefully monitor a ProFund's investments in the subsidiary to ensure that no more than 25% of the ProFund's assets are invested in the subsidiary at the end of each tax quarter. A ProFund intends to invest in complex derivatives for which there is not clear guidance from the Internal Revenue Service ("IRS") as to the calculation of such investments under the asset diversification test applicable to RICs. There are no assurances that the IRS will agree with a ProFund's calculation under the asset diversification test which could cause the ProFund to fail to qualify as a RIC. If, in any year, a ProFund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the ProFund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce a ProFund's net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, a ProFund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

January 31, 2025 (unaudited) :: Notes to Consolidated Financial Statements :: 27

Risk of Investing in Other U.S. Investment Companies

If a ProFund is unable to obtain its desired exposure to Bitcoin futures contracts because it is approaching or has exceeded position limits or because of liquidity or other constraints, the ProFund may obtain exposure by investing in other U.S. investment companies, such as ETFs, that provide investment exposure to Bitcoin futures contracts or Bitcoin-related companies. Such investments subject a ProFund to those risks affecting the underlying ETFs, such as risks that the investment management strategy of the underlying fund may not produce its intended results (management risk) and the risk that the underlying fund could lose money over short periods due to short-term market movements and over longer periods during market downturns (market risk). In addition, ETFs may trade at a price below their net asset value. Moreover, the ProFund will incur its pro rata share of the expenses of the underlying fund's expenses.

Early Close/Late Close/Trading Halt Risk

An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt a ProFund's purchase and redemption process and/or result in a ProFund being unable to trade certain securities or financial instruments at all. In these circumstances, the ProFund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Natural Disaster/Epidemic Risk

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus (COVID-19)), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such as natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the ProFund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the ProFund may have difficulty achieving its investment objective which may adversely impact performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the ProFund's investment advisor and third party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the ProFund's investments. These factors can cause substantial market volatility, exchange trading suspensions and closures and can impact the ability of the ProFund to complete redemptions and otherwise affect ProFund performance and ProFund trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have significant impact on the ProFund's performance, resulting in losses to your investment.

Risk of Global Economic Shock

Widespread disease, including public health disruptions, pandemics and epidemics (for example, COVID-19 including its variants), have been and may continue to be highly disruptive to economies and markets. Health crises could exacerbate political, social, and economic risks, and result in breakdowns, delays, shutdowns, social isolation, civil unrest, periods of high unemployment, shortages in and disruptions to the medical care and consumer goods and services industries, and other disruptions to important global, local and regional supply chains, with potential corresponding results on the performance of a ProFund and its investments.

Additionally, war, military conflicts, sanctions, acts of terrorism, sustained elevated inflation, supply chain issues or other events could have a significant negative impact on global financial markets and economies. Russia's military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union, and other countries against Russia. The ongoing hostilities between the two countries could result in additional widespread conflict and could have a severe adverse effect on the region and certain markets. Sanctions on Russian exports could have a significant adverse impact on the Russian economy and related markets and could affect the value of the ProFund's investments, even beyond any direct exposure a ProFund may have to the region or to adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in the conflict, such as the Houthi movement's attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on the ProFund performance and the value of an investment in the ProFund.

Risks of Government Regulation

The Financial Industry Regulatory Authority ("FINRA") issued a notice on March 8, 2022 seeking comment on measures that could prevent or restrict investors from buying a broad range of public securities designated as "complex products" – which could include the cryptocurrency (such as Bitcoin) funds offered by ProFund Advisors. The ultimate impact, if any, of these measures remains unclear. However, if regulations are adopted, they could, among other things, prevent or restrict investors' ability to buy the ProFunds.

28 :: Notes to Consolidated Financial Statements :: January 31, 2025 (unaudited)

7. Federal Income Tax Information

The tax character of distributions paid to shareholders during the applicable tax years ended as noted below, were as follows:

	Year Ended 2024				Year Ended 2023
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid
Bitcoin ProFund	$52,041,264	$—	$—	$52,041,264	$6,230,808	$—	$—	$6,230,808
Short Bitcoin ProFund	1,707	—	—	1,707	—	—	—	—

As of the latest tax year ended October 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Bitcoin ProFund	$16,811,837	$—	$(11,390)	$66,926,563	$83,727,010
Short Bitcoin ProFund	15,578	—	(73)	(444,184)	(428,679)

As of the latest tax year ended October 31, 2024, the following ProFunds have capital loss carry forwards ("CLCFs") as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term.

No Expiration Date
Bitcoin ProFund	$11,390
Short Bitcoin ProFund	73

Unused limitations accumulate and increase limited CLCFs available for use in offsetting net capital gains. The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any CLCFs will be determined at the end of the current tax years. The Trust's Board of Trustees does not intend to authorize a distribution of any realized gain for a ProFund until any applicable CLCF has been offset or expires.

As of October 31, 2024, the cost of securities, including derivatives, gross unrealized appreciation and gross unrealized depreciation on investment securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bitcoin ProFund	$187,813,992	$66,926,563	$—	$66,926,563
Short Bitcoin ProFund	941,369	1	(444,185)	(444,184)

8. Reverse Share Splits

Effective October 14, 2024, the Short Bitcoin ProFund underwent a 1-for-10 reverse share split. The effect of the reverse share split transaction will be to divide the number of outstanding shares of the ProFund by the reverse split factor, with a corresponding increase in the net asset value per share. These transactions will not change the net assets of this ProFund or the value of a shareholder's investment.

The effect of the reverse share split transactions was to divide the number of outstanding shares of the ProFund by the respective reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of the ProFund or the value of a shareholder's investment.

The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial

Highlights have been adjusted retroactively to give effect to the reverse share split. Additionally, when the application of reverse share splits resulted in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed as presented in the Statements of Changes in Net Assets, reflects payment of fractional share balances on beneficial shareholder accounts.

9. Subsequent Events

The ProFunds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no additional subsequent events to report that would have a material impact on the ProFunds' financial statements.

Form N-CSR – Items 8-11 (unaudited)

30 :: Form N-CSR – Items 8-11 :: January 31, 2025 (unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Trustees, Officers, and others is part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At a meeting held on September 16-17, 2024, the Board of Trustees (the "Board") of ProFunds (the "Trust") considered the renewal of the Investment Advisory Agreement between ProFund Advisors LLC (the "Advisor") and the Trust, on behalf of each of its operational series (each a "Fund" and collectively the "Funds") (the "Advisory Agreement"). Certain Funds are designed to match, before fees and expenses, the performance of an underlying index both on a single day and over time (each a "Matching Fund" and, collectively, the "Matching Funds"). Certain other Funds are actively managed and are designed to meet a specified investment objective (each, an "Active Fund" and, collectively, the "Active Funds"). Certain other Funds are "geared" funds that are designed to seek daily investment results, before fees and expenses, that correspond to the inverse (-1x), a multiple (i.e., 1.25x, 1.50x or 2x), or an inverse multiple (i.e., -1.25x or -2x) of the daily performance of an index or security (each a "Geared Fund" and, collectively, the "Geared Funds").

The Board did not identify any particular information that was most relevant to its consideration to approve the continuation of the Advisory Agreement and each Trustee may have afforded different weight to the various factors. The Board received a memorandum from independent legal counsel to the Independent Trustees regarding the Board's responsibilities under state and federal law with respect to the Board's consideration of the renewal or approval of investment advisory agreements. The Independent Trustees were advised by their independent legal counsel throughout the process, including about the legal standards applicable to their review.

In response to a request from the Independent Trustees, the Advisor provided information for the Board to consider relating to the continuation of the Advisory Agreement, including information that addressed, among other things:

•  the nature, extent and quality of the services that were provided or proposed to be provided by the Advisor;

•  the costs of the services to be provided and the profits realized by the Advisor;

•  the investment performance of the Funds and the Advisor;

•  the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders; and

•  other benefits to the Advisor and/or its affiliates from the relationship to the Funds.

It was noted that the Independent Trustees requested, and received, information from the Advisor concerning the Funds. In response to the request from the Independent Trustees, the Advisor provided information and reports relevant to the continuation of the Advisory Agreement, including, among other things:

•  information about the advisory services that were being provided by the Advisor with respect to the Funds;

•  the Advisor's Form ADV;

•  biographies of the employees of the Advisor who are primarily responsible for providing investment advisory services to the Funds;

•  information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year;

•  information regarding advisory fees earned versus advisory fees waived for previous periods;

•  performance information for prior periods;

•  comparative industry fee data;

•  information about fees and other amounts that were received by the Advisor and its affiliates for non-advisory services with respect to the Funds;

•  information regarding the Advisor's trade allocation and best execution policies and procedures;

•  information about the financial condition of the Advisor;

•  information regarding how the Advisor monitors each Fund's compliance with regulatory requirements and Trust procedures; and

•  the Advisor's reputation, expertise and resources.

January 31, 2025 (unaudited) :: Form N-CSR – Items 8-11 :: 31

The Trustees retained the services of an independent consultant to assist in selecting a universe of peer group funds for each Fund (the "Peer Group") with similar investment strategies, as well as to help them in evaluating information with respect to certain aspects of their review, including the reasonableness of fees paid by the Funds. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately with respect to each Fund.

In addition to the information provided and discussions that occurred at the meeting at which the Board took action regarding the renewal of the Advisory Agreement, the Board also considered information they received throughout the year as part of its regular oversight of the Funds.

Nature, Extent and Quality of the Advisor's Services

The Board reviewed the nature, extent and quality of the investment advisory services performed by the Advisor. The Board noted there were expected to be no significant differences between the scope of services provided by the Advisor in the past year and those to be provided in the upcoming year. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively. In particular, the Board considered the following:

•  the investment objective of each Fund, the Advisor's description of the skills needed to manage each Fund and the Advisor's success in achieving the investment objectives of each Fund;

•  the key features of the Funds, including the unique asset classes and investment strategies of certain Funds, as well as the employment of optimization/sampling techniques necessary to manage certain Funds;

•  with respect to the Geared Funds, the fact that to maintain exposure consistent with each Geared Fund's daily investment objective, each Geared Fund needs to be rebalanced each day, an activity not typical of traditional index funds;

•  the size and experience of the Advisor's portfolio staff and the Advisor's ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the Funds;

•  the structure of the portfolio Advisor's staff compensation program and the incentives it is intended to provide;

•  the collateral, credit and cash management functions at the Advisor and enhancements made in these areas in recent years;

•  the Advisor's development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds' ability to meet their stated investment objectives and minimize counterparty risk;

•  the Advisor's ability to monitor compliance with the Securities and Exchange Commission's liquidity rule, derivatives rule and valuation requirements, among other applicable regulatory requirements;

•  a continued investment in personnel and technology by the Advisor that would generally improve capacity and efficiency as well as improvements related to remote and hybrid working conditions;

•  for certain Bitcoin-linked Funds, the Advisor's familiarity with digital assets and Bitcoin in particular, as well as processes related to assessing risk and liquidity with respect to investments in Bitcoin futures, the Advisor's familiarity with the market for Bitcoin futures and its ability to manage the Funds and obtain appropriate exposure in that market, and the potential benefits of a futures-based approach; and

•  information regarding allocation of Fund brokerage and the selection of counterparties for Fund portfolio transactions, as well as the Advisor's ability to negotiate generally favorable terms with swap counterparties on behalf of various Funds.

The Board considered that the Advisor oversees the operations of the Funds and provides compliance services to the Funds. The Board also reviewed the Advisor's compliance program, including specific activities associated with the Funds. The Board discussed the compliance program with the Funds' Chief Compliance Officer (the "CCO"). The Board and the CCO discussed the CCO's evaluation of the operation of the Advisor's compliance program, and efforts with respect to the Funds, changes made to the Advisor's compliance program since the CCO's last annual report to the Board, and whether the CCO believed additional enhancements to the compliance program were warranted. The Board discussed compliance issues reported to the Board during the prior year and the remediation of such issues. The Board discussed key risk areas identified by the CCO and how such risks are addressed by the compliance program.

Based upon its review, the Board, including all of the Independent Trustees, concluded with respect to each Fund that (i) the investment advisory services provided by the Advisor with respect to the Fund were of high quality, (ii) the Advisor achieved the investment goals of the Fund, (iii) the Advisor's services benefited the Fund's shareholders, particularly in light of the nature of the Fund and the services required to support each such Fund, and (iv) they were generally satisfied with the nature, quality and extent of services provided to the Fund by the Advisor.

Comparison of Services and Fees

The Advisor presented information about the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability to the fees paid by other investment companies, including mutual funds or other investment vehicles offering strategies similar in nature and extent to the Funds. The Board discussed the methodology used to prepare the comparative fee data for each Fund and the potential limitations of such data. The Board discussed the difficulty in compiling the comparative data and Peer Group information because, by design, many of the Funds

32 :: Form N-CSR – Items 8-11 :: January 31, 2025 (unaudited)

are unique and few, if any, funds offering substantially similar investment objectives and strategies exist. The Board considered the Advisor's representation that it found the Peer Group compiled by the independent consultant to be appropriate but acknowledged the existence of certain differences between certain Funds and their peers. The Board noted that the methodology used to compile the Peer Group and comparative data was identical to that used in prior years and is continually re-evaluated. Notwithstanding the challenge associated with Peer Group and data compilation, the Board found the comparative information it received to be useful in its evaluation of the reasonableness of the Advisor's fees. The Advisor presented information about the significant drivers of cost and also examined the costs to investors to achieve the objectives of the Funds on their own and noted that it would be more expensive or impractical to do so.

The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fees paid by the Funds after taking waivers and reimbursements into account.

The Board considered and discussed the sub-advisory fees charged and the services provided by the Advisor to the one mutual fund it serves as sub-adviser. The Board recognized that the scope of services provided by the Advisor to the mutual fund is narrower than the services provided to the Funds for several reasons, including that the Advisor performs only services delegated to it by the investment adviser to the mutual fund and does not provide other services like daily cash management, securities lending, marketing, client services, collateral management and counterparty management. The Board noted that for these reasons it is difficult to make comparisons of fees charged to the sub-advised mutual fund and the Funds.

The Board also recognized that it is difficult to make comparisons of fees across fund complexes because there may be variations in services that are included in the fees paid by other mutual funds.

The Board, including all of the Independent Trustees, concluded that, with respect to the Funds, the investment advisory fees and any other compensation payable to the Advisor were reasonable in relation to the nature and quality of the services provided and that the continuation of the Advisory Agreement was in the best interests of the shareholders of the Funds.

Investment Performance of the Funds and the Advisor

The Board considered total return information for each Fund and focused on the correlation of returns to benchmark information for each Geared Fund for the 3-month, 1-year, 5-year, 10-year and since inception periods ended June 30, 2025, as applicable. The Board also considered performance information provided at regular Board meetings throughout the year. The Board noted that correlation of returns for each Geared Fund remained strong during the applicable periods and that Geared Fund performance versus target performance was generally within expected ranges. The Board further noted that Matching Fund performance versus benchmark index performance was also generally within expected ranges during the applicable periods. The Board noted that, given the nature of the Funds that are Matching Funds or Geared Funds, the correlation of such Fund's performance with the performance of its underlying benchmark (or a relevant inverse or multiple thereof) was a more meaningful factor than the Fund's total return.

With regard to the Active Funds, the Board considered that the Access Flex High Yield ProFund outperformed its Peer Group for the one-year, three-year and five-year periods ended June 30, 2024, and underperformed its Peer Group for the ten-year period ended June 30, 2024 and its benchmark index for the one-year, three-year, five-year and ten year periods ended June 30, 2024. In regard to the Access Flex Bear High Yield ProFund, the Board considered that for each of the one-year, five-year and ten-year periods ended June 30, 2024, the Fund underperformed its Peer Group and benchmark index, but outperformed its Peer Group for the three-year period ended June 30, 2024.

With regard to the Access VP High Yield Fund, the Board noted that for three-year and five-year periods ended June 30, 2024, the Fund outperformed its Peer Group and underperformed its Peer Group for the one-year and ten-year periods ended June 30, 2024. The Fund underperformed its benchmark index for the one-year, three-year, five-year and ten-year periods.

With regard to the Bitcoin Strategy ProFund, the Board noted that for the one-year period ended June 30, 2024, the Fund outperformed its Peer Group average and universe average and underperformed its benchmark index.

After reviewing the performance of the Funds, the Board, including the Independent Trustees, concluded, in light of the foregoing factors, that the performance of the Funds was satisfactory.

With regard to the VP Government Money Market Fund, the Board considered that the Advisor has contractually undertaken to waive fees and/or reimburse expenses to maintain a minimum yield floor limit at 0.02% and has also contractually agreed to waive total operating expenses to 0.90%. The Board noted that under the minimum yield agreement there have been no payments or deferred fee or reimbursed expenses from the Fund since March 4, 2020. The Advisor also confirmed it will not recoup any amounts of fees previously waived or expenses previously reimbursed without first notifying the Independent Trustees.

January 31, 2025 (unaudited) :: Form N-CSR – Items 8-11 :: 33

Profitability

The Board considered and discussed with representatives of the Advisor the significant drivers of cost incurred by or expected to be incurred by the Advisor in managing the Funds, including, but not limited to, intellectual capital, regulatory compliance, daily portfolio rebalancing of the Geared Funds, and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought to achieve the objectives of the Funds. The Board considered and discussed with representatives of the Advisor the profitability to the Advisor of its management of each of the Funds. The Board also discussed the Advisor's profit margin, including the expense allocation methodology used in the Advisor's profitability analysis. It was noted that the methodology for determining profitability was conducted in a similar fashion as the prior year.

The Independent Trustees met in executive session to discuss and evaluate the information provided by the Advisor and the independent consultant. Among other things, the Independent Trustees reviewed information regarding the financial condition and profitability of the Advisor, including the methodologies involved in calculating profitability.

Based on its review, the Board, including all of the Independent Trustees, concluded that the profitability to the Advisor of the Advisory Agreement was reasonable in light of the services and benefits provided to each Fund.

Economies of Scale

The Board discussed with representatives of the Advisor potential economies of scale in connection with the management and operation of each Fund as well as the effect of the contractual expense limitations undertaken by the Advisor. The Board considered that each Fund covered by the Advisory Agreement pays the Advisor an annual investment advisory fee of 0.75% of average daily net assets (other than the Ultra Japan ProFund and the UltraShort Japan ProFund, each of which pay 0.90%, the Nasdaq-100 ProFund which pays 0.70%, the ProFund V.P. U.S. Government Plus, which pays 0.50% and the Bitcoin Strategy ProFund and Short Bitcoin Strategy ProFund which each pay 0.45%).

The Board considered that, subject to the condition that the aggregate daily net assets of the Trust be equal to or greater than $10 billion, the Advisor has agreed to reduce each Fund's annual investment advisory fee by 0.025% on non-money market mutual fund net assets in excess of $500 million up to $1 billion, 0.05% on assets in excess of $1 billion up to $2 billion and 0.075% on assets in excess of $2 billion. The Board considered that for the periods presented, none of the Funds were subject to advisory fee reductions as a result of breakpoint fee reductions.

The Board indicated to the Advisor that it will continue to consider and evaluate on an ongoing basis potential economies of scale and how Fund shareholders might benefit from those economies of scale.

Other Benefits

The Board also considered the Advisor's non-advisory services, including those performed under a separate Management Services Agreement. The Board considered the fact that the Geared Funds' shareholders, and the shareholders of certain Matching Funds, tend to be active traders, which adds a level of complexity to the management of those Funds as the Advisor needs to account for significant asset flows in and out of the Funds. The Board also considered any indirect, or "fall-out," benefits that the Advisor or its affiliates derived from their relationship to the Funds but concluded that such benefits were relatively insignificant.

The Board considered that ProFund Distributors, Inc., a wholly-owned subsidiary of the Advisor, earns fees from the Funds for providing services under a Distribution and Shareholder Services Plan.

Conclusions

Based on, but not limited to, the above considerations and determinations, the Board, including all of the Independent Trustees, determined that the Agreement for the Funds is fair and reasonable in light of the nature, extent and quality of the services to be performed, the fee rates to be paid, the Advisor's expenses and such other matters as the Board considered relevant in the exercise of its business judgement. Accordingly, the Board concluded that the continuation of the Advisory Agreement was in the best interests of the shareholders of the Funds. On this basis, the Board unanimously voted in favor of the renewal of the Advisory Agreement.

P.O. Box 182800

Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers

For Individual Investors Only: 888-776-3637 Or: 614-470-8122
Institutions and Financial Professionals Only: 888-776-5717 Or: 240-497-6552
Fax Number: (800) 782-4797
Website Address: ProFunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission's website at sec.gov. Information regarding how the ProFund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds' website at ProFunds.com; and (iii) on the Commission's website at sec.gov.

ProFunds files complete lists of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT (and successor Forms). Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission's website at sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

01/25

Semi-annual Financial
Statements and
Other Information

JANUARY 31, 2025

	Investor	Service
Access Flex Bear High Yield ProFund	AFBIX	AFBSX
Access Flex High Yield ProFund	FYAIX	FYASX
Banks UltraSector ProFund	BKPIX	BKPSX
Bear ProFund	BRPIX	BRPSX
Biotechnology UltraSector ProFund	BIPIX	BIPSX
Bull ProFund	BLPIX	BLPSX
Communication Services UltraSector ProFund	WCPIX	WCPSX
Consumer Discretionary UltraSector ProFund	CYPIX	CYPSX
Consumer Staples UltraSector ProFund	CNPIX	CNPSX
Energy UltraSector ProFund	ENPIX	ENPSX
Europe 30 ProFund	UEPIX	UEPSX
Falling U.S. Dollar ProFund	FDPIX	FDPSX
Financials UltraSector ProFund	FNPIX	FNPSX
Health Care UltraSector ProFund	HCPIX	HCPSX
Industrials UltraSector ProFund	IDPIX	IDPSX
Internet UltraSector ProFund	INPIX	INPSX
Large-Cap Growth ProFund	LGPIX	LGPSX
Large-Cap Value ProFund	LVPIX	LVPSX
Materials UltraSector ProFund	BMPIX	BMPSX
Mid-Cap Growth ProFund	MGPIX	MGPSX
Mid-Cap ProFund	MDPIX	MDPSX
Mid-Cap Value ProFund	MLPIX	MLPSX
Nasdaq-100 ProFund	OTPIX	OTPSX
Oil & Gas Equipment & Services UltraSector ProFund	OEPIX	OEPSX
Pharmaceuticals UltraSector ProFund	PHPIX	PHPSX
Precious Metals UltraSector ProFund	PMPIX	PMPSX
Real Estate UltraSector ProFund	REPIX	REPSX
Rising Rates Opportunity ProFund	RRPIX	RRPSX
Rising Rates Opportunity 10 ProFund	RTPIX	RTPSX
Rising U.S. Dollar ProFund	RDPIX	RDPSX
	Investor	Service
Semiconductor UltraSector ProFund	SMPIX	SMPSX
Short Energy ProFund	SNPIX	SNPSX
Short Nasdaq-100 ProFund	SOPIX	SOPSX
Short Precious Metals ProFund	SPPIX	SPPSX
Short Real Estate ProFund	SRPIX	SRPSX
Short Small-Cap ProFund	SHPIX	SHPSX
Small-Cap Growth ProFund	SGPIX	SGPSX
Small-Cap ProFund	SLPIX	SLPSX
Small-Cap Value ProFund	SVPIX	SVPSX
Technology UltraSector ProFund	TEPIX	TEPSX
UltraBear ProFund	URPIX	URPSX
UltraBull ProFund	ULPIX	ULPSX
UltraChina ProFund	UGPIX	UGPSX
UltraDow 30 ProFund	UDPIX	UDPSX
UltraEmerging Markets ProFund	UUPIX	UUPSX
UltraInternational ProFund	UNPIX	UNPSX
UltraJapan ProFund	UJPIX	UJPSX
UltraLatin America ProFund	UBPIX	UBPSX
UltraMid-Cap ProFund	UMPIX	UMPSX
UltraNasdaq-100 ProFund	UOPIX	UOPSX
UltraShort China ProFund	UHPIX	UHPSX
UltraShort Dow 30 ProFund	UWPIX	UWPSX
UltraShort Emerging Markets ProFund	UVPIX	UVPSX
UltraShort International ProFund	UXPIX	UXPSX
UltraShort Japan ProFund	UKPIX	UKPSX
UltraShort Latin America ProFund	UFPIX	UFPSX
UltraShort Mid-Cap ProFund	UIPIX	UIPSX
UltraShort Nasdaq-100 ProFund	USPIX	USPSX
UltraShort Small-Cap ProFund	UCPIX	UCPSX
UltraSmall-Cap ProFund	UAPIX	UAPSX
U.S. Government Plus ProFund	GVPIX	GVPSX
Utilities UltraSector ProFund	UTPIX	UTPSX

Schedules of Portfolio Investments
2	Access Flex Bear High Yield ProFund
3	Access Flex High Yield ProFund
4	Banks UltraSector ProFund
6	Bear ProFund
7	Biotechnology UltraSector ProFund
10	Bull ProFund
18	Communication Services UltraSector ProFund
20	Consumer Discretionary UltraSector ProFund
22	Consumer Staples UltraSector ProFund
24	Energy UltraSector ProFund
26	Europe 30 ProFund
27	Falling U.S. Dollar ProFund
28	Financials UltraSector ProFund
30	Health Care UltraSector ProFund
32	Industrials UltraSector ProFund
34	Internet UltraSector ProFund
36	Large-Cap Growth ProFund
40	Large-Cap Value ProFund
46	Materials UltraSector ProFund
47	Mid-Cap Growth ProFund
51	Mid-Cap ProFund
57	Mid-Cap Value ProFund
62	Nasdaq-100 ProFund
65	Oil & Gas Equipment & Services UltraSector ProFund
67	Pharmaceuticals UltraSector ProFund
69	Precious Metals UltraSector ProFund
70	Real Estate UltraSector ProFund
72	Rising Rates Opportunity ProFund
73	Rising Rates Opportunity 10 ProFund
74	Rising U.S. Dollar ProFund
75	Semiconductor UltraSector ProFund
77	Short Energy ProFund
78	Short Nasdaq-100 ProFund
79	Short Precious Metals ProFund
80	Short Real Estate ProFund
81	Short Small-Cap ProFund
82	Small-Cap Growth ProFund
87	Small-Cap ProFund
111	Small-Cap Value ProFund
118	Technology UltraSector ProFund
120	UltraBear ProFund
121	UltraBull ProFund
129	UltraChina ProFund
131	UltraDow 30 ProFund
133	UltraEmerging Markets ProFund
135	UltraInternational ProFund
136	UltraJapan ProFund
137	UltraLatin America ProFund
139	UltraMid-Cap ProFund
146	UltraNasdaq-100 ProFund
149	UltraShort China ProFund
150	UltraShort Dow 30 ProFund
151	UltraShort Emerging Markets ProFund
152	UltraShort International ProFund
153	UltraShort Japan ProFund
154	UltraShort Latin America ProFund
155	UltraShort Mid-Cap ProFund
156	UltraShort Nasdaq-100 ProFund
157	UltraShort Small-Cap ProFund
158	UltraSmall-Cap ProFund
183	U.S. Government Plus ProFund
184	Utilities UltraSector ProFund
187	Statements of Assets and Liabilities
201	Statements of Operations
215	Statements of Changes in Net Assets
241	Financial Highlights
273	Notes to Financial Statements
313	Form N-CSR – Items 8-11

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Schedules of Portfolio Investments

2 :: Access Flex Bear High Yield ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Repurchase Agreements(a) (40.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.08%–4.20%, dated 1/31/25, due 2/3/25, total to be received $205,071	$205,000	$205,000
TOTAL REPURCHASE AGREEMENTS (Cost $205,000)		205,000
TOTAL INVESTMENT SECURITIES (Cost $205,000)—40.4%		205,000
Net other assets (liabilities)—59.6%		302,929
NET ASSETS—100.0%		$507,929

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs International	2/24/25	(1.33)%	$(123,948)	$(57)
iShares iBoxx $ High Yield Corporate Bond ETF	UBS AG	2/24/25	(4.63)%	(386,868)	105
				$(510,816)	$48

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of January 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: Access Flex High Yield ProFund :: 3

Repurchase Agreements(a) (97.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.08%–4.20%, dated 1/31/25, due 2/3/25, total to be received $11,133,880	$11,130,000	$11,130,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,130,000)		11,130,000
TOTAL INVESTMENT SECURITIES (Cost $11,130,000)—97.2%		11,130,000
Net other assets (liabilities)—2.8%		322,896
NET ASSETS—100.0%		$11,452,896

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs International	2/24/25	3.33%	$5,066,844	$(319)
iShares iBoxx $ High Yield Corporate Bond ETF	UBS AG	2/24/25	5.13%	6,477,222	(2,093)
				$11,544,066	$(2,412)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of January 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

4 :: Banks UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks (79.8%)

	Shares	Value
Ameris Bancorp (Banks)	3,472	$227,937
Apollo Global Management, Inc. (Financial Services)	1,315	224,839
Associated Banc-Corp. (Banks)	8,943	224,827
Atlantic Union Bankshares Corp. (Banks)	5,632	212,721
Axos Financial, Inc.* (Banks)	2,937	205,384
Banc of California, Inc. (Banks)	13,829	221,541
Bank of America Corp. (Banks)	5,099	236,084
Bank of Hawaii Corp. (Banks)	3,120	232,471
Bank OZK (Banks)	4,940	250,902
BankUnited, Inc. (Banks)	5,698	234,245
Banner Corp. (Banks)	2,676	189,113
BOK Financial Corp. (Banks)	1,819	200,854
Cadence Bank (Banks)	6,299	221,725
Cathay General Bancorp (Banks)	3,683	174,906
Citigroup, Inc. (Banks)	3,265	265,868
Citizens Financial Group, Inc. (Banks)	5,083	241,798
Columbia Banking System, Inc. (Banks)	7,831	218,485
Comerica, Inc. (Banks)	3,522	237,101
Commerce Bancshares, Inc. (Banks)	3,439	229,725
Community Financial System, Inc. (Banks)	3,088	202,357
Corebridge Financial, Inc (Financial Services)	7,729	260,931
Cullen/Frost Bankers, Inc. (Banks)	1,699	236,841
CVB Financial Corp. (Banks)	8,984	187,227
East West Bancorp, Inc. (Banks)	2,235	230,138
Eastern Bankshares, Inc. (Banks)	11,553	212,113
Equitable Holdings, Inc. (Financial Services)	4,980	271,011
Essent Group, Ltd. (Financial Services)	4,232	246,514
F.N.B. Corp. (Banks)	14,422	226,281
Fifth Third Bancorp (Banks)	5,128	227,222
First Bancorp (Banks)	11,665	242,165
First Citizens BancShares, Inc.—Class A (Banks)	112	246,925
First Financial Bancorp (Banks)	5,233	146,629
First Financial Bankshares, Inc. (Banks)	5,705	212,568
First Hawaiian, Inc. (Banks)	7,199	198,836
First Horizon Corp. (Banks)	11,405	249,664
First Interstate BancSystem, Inc.—Class A (Banks)	6,822	224,785
First Merchants Corp. (Banks)	3,087	137,186
Fulton Financial Corp. (Banks)	11,109	225,957
Glacier Bancorp, Inc. (Banks)	4,189	208,068
Hancock Whitney Corp. (Banks)	4,029	240,692
Hilltop Holdings, Inc. (Banks)	4,423	133,486
Home BancShares, Inc. (Banks)	7,673	231,648
Huntington Bancshares, Inc. (Banks)	13,510	232,372
Independent Bank Corp. (Banks)	3,291	221,024
International Bancshares Corp. (Banks)	2,378	156,686
Jackson Financial, Inc.—Class A (Financial Services)	2,593	244,364
JPMorgan Chase & Co. (Banks)	965	257,944
KeyCorp (Banks)	12,831	230,701
Lakeland Financial Corp. (Banks)	1,384	94,167
M&T Bank Corp. (Banks)	1,163	234,042
MGIC Investment Corp. (Financial Services)	9,470	241,864
Mr. Cooper Group, Inc.* (Financial Services)	2,449	254,231
New York Community Bancorp, Inc. (Banks)	20,810	246,182
NMI Holdings, Inc.*—Class A (Financial Services)	6,099	235,543
Northern Trust Corp. (Capital Markets)	2,235	250,968
OFG Bancorp (Banks)	3,548	151,535

Common Stocks, continued

	Shares	Value
Old National Bancorp (Banks)	10,176	$242,698
Pacific Premier Bancorp, Inc. (Banks)	7,481	193,758
Pathward Financial, Inc. (Banks)	2,272	181,147
PennyMac Financial Services, Inc. (Financial Services)	2,222	232,621
Pinnacle Financial Partners, Inc. (Banks)	1,945	242,678
PNC Financial Services Group, Inc. (Banks)	1,155	232,097
Popular, Inc. (Banks)	2,424	249,527
Prosperity Bancshares, Inc. (Banks)	2,868	229,440
Provident Financial Services, Inc. (Banks)	8,629	160,241
Radian Group, Inc. (Financial Services)	6,941	236,133
Regions Financial Corp. (Banks)	9,250	227,920
Renasant Corp. (Banks)	5,895	229,198
Rocket Cos, Inc.* (Financial Services)	18,398	231,815
Seacoast Banking Corp. of Florida (Banks)	4,919	139,946
ServisFirst Bancshares, Inc. (Banks)	2,472	224,136
Simmons First National Corp.—Class A (Banks)	7,533	171,150
SouthState Corp. (Banks)	2,140	225,963
Synovus Financial Corp. (Banks)	4,190	236,400
Texas Capital Bancshares, Inc.* (Banks)	2,710	213,955
The Bancorp, Inc.* (Banks)	4,203	256,634
The Bank of New York Mellon Corp. (Capital Markets)	2,950	253,494
Triumph Financial, Inc.* (Banks)	1,574	121,292
Truist Financial Corp. (Banks)	5,146	245,053
Trustmark Corp. (Banks)	3,562	133,575
U.S. Bancorp (Banks)	4,578	218,737
UMB Financial Corp. (Banks)	1,880	221,652
United Bankshares, Inc. (Banks)	5,661	217,949
United Community Banks, Inc. (Banks)	6,910	229,205
Valley National Bancorp (Banks)	22,635	232,688
Voya Financial, Inc. (Financial Services)	3,295	233,912
Walker & Dunlop, Inc. (Financial Services)	2,187	210,105
Washington Federal, Inc. (Banks)	6,541	194,137
Webster Financial Corp. (Banks)	3,936	237,105
Wells Fargo & Co. (Banks)	3,281	258,542
WesBanco, Inc. (Banks)	4,412	154,596
Western Alliance Bancorp (Banks)	2,584	227,056
Wintrust Financial Corp. (Banks)	1,752	229,179
WSFS Financial Corp. (Banks)	3,337	186,872
Zions Bancorp N.A. (Banks)	3,996	231,209
TOTAL COMMON STOCKS (Cost $15,964,898)		20,695,208

Repurchase Agreements(a)(b) (24.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.08%–4.20%, dated 1/31/25, due 2/3/25, total to be received $6,325,204	$6,323,000	$6,323,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,323,000)		6,323,000
TOTAL INVESTMENT SECURITIES (Cost $22,287,898)—104.2%		27,018,208
Net other assets (liabilities)—(4.2)%		(1,097,218)
NET ASSETS—100.0%		$25,920,990

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: Banks UltraSector ProFund :: 5

*  Non-income producing security.

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2025, the aggregate amount held in a segregated account was $2,798,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Banks Select Industry Index	Goldman Sachs International	2/24/25	5.08%	$10,344,322	$178,621
S&P Banks Select Industry Index	UBS AG	2/24/25	5.13%	7,846,744	178,030
				$18,191,066	$356,651

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of January 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Banks UltraSector ProFund invested in the following industries as of January 31, 2025:

	Value	% of Net Assets
Banks	$17,066,863	65.8%
Capital Markets	504,462	1.9%
Financial Services	3,123,883	12.1%
Other**	5,225,782	20.2%
Total	$25,920,990	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

6 :: Bear ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Repurchase Agreements(a)(b) (98.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.08%–4.20%, dated 1/31/25, due 2/3/25, total to be received $4,898,707	$4,897,000	$4,897,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,897,000)		4,897,000
TOTAL INVESTMENT SECURITIES (Cost $4,897,000)—98.7%		4,897,000
Net other assets (liabilities)—1.3%		66,633
NET ASSETS—100.0%		$4,963,633

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2025, the aggregate amount held in a segregated account was $598,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	2	3/24/25	$(606,725)	$9,296

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	2/27/25	(4.83)%	$(2,857,171)	$(12,718)
S&P 500	UBS AG	2/27/25	(4.73)%	(1,498,051)	(6,350)
				$(4,355,222)	$(19,068)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of January 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: Biotechnology UltraSector ProFund :: 7

Common Stocks (80.6%)

	Shares	Value
89bio, Inc.* (Biotechnology)	10,586	$101,626
AbbVie, Inc. (Biotechnology)	9,185	1,689,121
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	17,924	334,462
ADMA Biologics, Inc.* (Biotechnology)	61,216	988,638
Agios Pharmaceuticals, Inc.* (Biotechnology)	8,388	288,463
Akebia Therapeutics, Inc.* (Biotechnology)	21,443	48,032
Akero Therapeutics, Inc.* (Biotechnology)	8,662	468,441
Alkermes PLC* (Biotechnology)	25,003	788,345
Allogene Therapeutics, Inc.* (Biotechnology)	43,834	78,901
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	6,302	1,709,795
Altimmune, Inc.*(a) (Biotechnology)	18,819	124,958
Amgen, Inc. (Biotechnology)	5,858	1,671,989
Amicus Therapeutics, Inc.* (Biotechnology)	39,773	381,025
AnaptysBio, Inc.* (Biotechnology)	8,457	151,634
Anavex Life Sciences Corp.*(a) (Biotechnology)	8,900	82,503
Annexon, Inc.* (Biotechnology)	26,050	100,032
Apellis Pharmaceuticals, Inc.* (Biotechnology)	28,808	835,720
Apogee Therapeutics, Inc.* (Biotechnology)	6,880	284,557
Arbutus Biopharma Corp.* (Biotechnology)	17,512	58,315
Arcellx, Inc.* (Biotechnology)	8,475	577,402
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	6,871	116,601
Arcus Biosciences, Inc.* (Biotechnology)	9,267	119,544
Arcutis Biotherapeutics, Inc.* (Biotechnology)	25,093	332,231
Ardelyx, Inc.* (Biotechnology)	63,794	341,936
ArriVent Biopharma, Inc.* (Biotechnology)	3,257	92,955
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	16,170	321,460
ARS Pharmaceuticals, Inc.* (Biotechnology)	16,747	218,046
Astria Therapeutics, Inc.* (Biotechnology)	4,482	35,229
Avid Bioservices, Inc.* (Biotechnology)	12,524	156,300
Avidity Biosciences, Inc.* (Biotechnology)	21,114	695,284
Beam Therapeutics, Inc.* (Biotechnology)	13,254	343,544
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	28,015	221,319
Biogen, Inc.* (Biotechnology)	10,171	1,463,912
Biohaven, Ltd.* (Biotechnology)	16,136	617,202
BioMarin Pharmaceutical, Inc.* (Biotechnology)	24,276	1,538,127
Blueprint Medicines Corp.* (Biotechnology)	10,605	1,193,381
Bridgebio Pharma, Inc.* (Biotechnology)	29,853	1,021,271
Capricor Therapeutics, Inc.* (Biotechnology)	15,069	226,638
CareDx, Inc.* (Biotechnology)	14,293	333,027
Cargo Therapeutics, Inc.* (Biotechnology)	3,915	14,094
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	13,969	315,141
Celcuity, Inc.* (Biotechnology)	3,683	44,012
Celldex Therapeutics, Inc.* (Biotechnology)	18,188	445,424
CG Oncology, Inc.* (Biotechnology)	9,391	282,387
Cogent Biosciences, Inc.* (Biotechnology)	19,191	178,668
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	9,693	390,628
CRISPR Therapeutics AG* (Biotechnology)	19,782	822,733
Cullinan Therapeutics, Inc.* (Biotechnology)	10,695	112,939
Cytokinetics, Inc.* (Biotechnology)	19,713	975,005

Common Stocks, continued

	Shares	Value
Day One Biopharmaceuticals, Inc.* (Biotechnology)	19,017	$235,240
Denali Therapeutics, Inc.* (Biotechnology)	16,859	392,815
Dianthus Therapeutics, Inc.* (Biotechnology)	3,394	75,177
Disc Medicine, Inc.* (Biotechnology)	3,310	184,698
Dynavax Technologies Corp.* (Biotechnology)	29,726	387,924
Dyne Therapeutics, Inc.* (Biotechnology)	19,980	284,116
Emergent BioSolutions, Inc.* (Biotechnology)	17,265	194,231
Erasca, Inc.* (Biotechnology)	25,022	47,292
Exact Sciences Corp.* (Biotechnology)	25,356	1,421,204
Exelixis, Inc.* (Biotechnology)	25,271	837,734
Geron Corp.* (Biotechnology)	143,586	412,092
Gilead Sciences, Inc. (Biotechnology)	17,336	1,685,058
GRAIL, Inc.*(a) (Biotechnology)	6,670	201,968
Halozyme Therapeutics, Inc.* (Biotechnology)	25,827	1,462,841
Humacyte, Inc.*(a) (Biotechnology)	27,564	126,243
Ideaya Biosciences, Inc.* (Biotechnology)	14,105	343,457
ImmunityBio, Inc.*(a) (Biotechnology)	65,603	226,330
Immunome, Inc.* (Biotechnology)	9,710	107,101
Immunovant, Inc.* (Biotechnology)	13,913	302,469
Incyte Corp.* (Biotechnology)	22,093	1,638,417
Insmed, Inc.* (Biotechnology)	21,583	1,652,826
Intellia Therapeutics, Inc.* (Biotechnology)	30,446	314,203
Ionis Pharmaceuticals, Inc.* (Biotechnology)	28,314	903,217
Iovance Biotheraputics, Inc.* (Biotechnology)	66,109	386,738
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	28,241	66,084
Janux Therapeutics, Inc.* (Biotechnology)	6,224	270,620
KalVista Pharmaceuticals, Inc.* (Biotechnology)	6,497	57,888
Keros Therapeutics, Inc.* (Biotechnology)	5,464	62,290
Krystal Biotech, Inc.* (Biotechnology)	3,246	518,516
Kura Oncology, Inc.* (Biotechnology)	17,372	137,413
Kymera Therapeutics, Inc.* (Biotechnology)	6,786	268,658
LENZ Therapeutics, Inc.* (Biotechnology)	2,114	53,970
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	3,952	1,323,130
Mannkind Corp.* (Biotechnology)	37,168	215,203
MiMedx Group, Inc.* (Biotechnology)	5,995	52,157
Mirum Pharmaceuticals, Inc.* (Biotechnology)	5,387	263,317
Moderna, Inc.* (Biotechnology)	37,366	1,472,968
Monte Rosa Therapeutics, Inc.* (Biotechnology)	3,304	22,005
Myriad Genetics, Inc.* (Biotechnology)	19,820	251,119
Natera, Inc.* (Biotechnology)	9,583	1,695,423
Neurocrine Biosciences, Inc.* (Biotechnology)	12,490	1,896,231
Novavax, Inc.* (Biotechnology)	42,734	371,358
Nurix Therapeutics, Inc.* (Biotechnology)	13,861	273,200
Nuvalent, Inc.*—Class A (Biotechnology)	7,071	606,763
Olema Pharmaceuticals, Inc.* (Biotechnology)	9,713	59,346
ORIC Pharmaceuticals, Inc.* (Biotechnology)	6,131	63,885
Praxis Precision Medicines, Inc.* (Biotechnology)	4,011	307,042
Protagonist Therapeutics, Inc.* (Biotechnology)	11,389	430,504
Prothena Corp. PLC* (Biotechnology)	9,266	131,855
PTC Therapeutics, Inc.* (Biotechnology)	9,309	427,097
Recursion Pharmaceuticals, Inc.*(a)—Class A (Biotechnology)	71,038	514,315
See accompanying notes to the financial statements.

8 :: Biotechnology UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	2,072	$1,394,415
REGENXBIO, Inc.* (Biotechnology)	11,193	90,328
Relay Therapeutics, Inc.* (Biotechnology)	29,772	133,081
Replimune Group, Inc.* (Biotechnology)	9,223	128,938
REVOLUTION Medicines, Inc.* (Biotechnology)	20,613	885,328
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	6,012	357,293
Rocket Pharmaceuticals, Inc.* (Biotechnology)	18,642	200,215
Roivant Sciences, Ltd.* (Biotechnology)	85,016	946,228
Sana Biotechnology, Inc.*(a) (Biotechnology)	37,441	120,560
Sangamo Therapeutics, Inc.* (Biotechnology)	41,913	51,553
Sarepta Therapeutics, Inc.* (Biotechnology)	12,772	1,452,432
Savara, Inc.* (Biotechnology)	17,536	47,347
Scholar Rock Holding Corp.* (Biotechnology)	9,315	376,140
Soleno Therapeutics, Inc.* (Biotechnology)	7,931	398,374
SpringWorks Therapeutics, Inc.* (Biotechnology)	14,668	550,050
Spyre Therapeutics, Inc.* (Biotechnology)	9,155	210,473
Stoke Therapeutics, Inc.* (Biotechnology)	8,020	92,070
Summit Therapeutics, Inc.* (Biotechnology)	37,185	799,478
Syndax Pharmaceuticals, Inc.* (Biotechnology)	21,254	301,169
Taysha Gene Therapies, Inc.* (Biotechnology)	30,093	45,140
TG Therapeutics, Inc.* (Biotechnology)	39,537	1,253,323
Tourmaline Bio, Inc.* (Biotechnology)	3,561	57,190
Travere Therapeutics, Inc.* (Biotechnology)	21,048	430,642
Twist Bioscience Corp.* (Biotechnology)	11,133	583,035
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	12,084	519,975
United Therapeutics Corp.* (Biotechnology)	4,422	1,552,874
Vaxcyte, Inc.* (Biotechnology)	17,589	1,553,460
Vera Therapeutics, Inc.* (Biotechnology)	10,461	389,986
Veracyte, Inc.* (Biotechnology)	10,780	490,274
Vericel Corp.* (Biotechnology)	4,973	291,119
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,420	1,578,946
Verve Therapeutics, Inc.* (Biotechnology)	16,274	123,845
Viking Therapeutics, Inc.* (Biotechnology)	32,349	1,059,430
Vir Biotechnology, Inc.* (Biotechnology)	14,401	149,770
Viridian Therapeutics, Inc.* (Biotechnology)	20,634	399,887
Xencor, Inc.* (Biotechnology)	6,201	113,354
Y-mAbs Therapeutics, Inc.* (Biotechnology)	4,921	29,378
TOTAL COMMON STOCKS (Cost $60,689,109)		68,525,845

Repurchase Agreements(b)(c) (19.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.08%–4.20%, dated 1/31/25, due 2/3/25, total to be received $16,758,840	$16,753,000	$16,753,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,753,000)		16,753,000

Collateral for Securities Loaned(d) (1.6%)

	Shares	Value
Invesco Government & Agency Portfolio— Institutional Shares, 4.34%(e)	1,339,768	$1,339,768
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,339,768)		1,339,768
TOTAL INVESTMENT SECURITIES (Cost $78,781,877)—101.9%		86,618,613
Net other assets (liabilities)—(1.9)%		(1,644,011)
NET ASSETS—100.0%		$84,974,602

*  Non-income producing security.

(a)  All or part of this security was on loan as of January 31, 2025. The total value of securities on loan as of January 31, 2025 was $1,221,074.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2025, the aggregate amount held in a segregated account was $10,988,000.

(d)  Securities were purchased with cash collateral held from securities on loan at January 31, 2025.

(e)  Rate periodically changes. Rate disclosed is the daily yield as of January 31, 2025.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Biotechnology Select Industry Index	Goldman Sachs International	2/24/25	5.08%	$29,481,306	$(138,540)
S&P Biotechnology Select Industry Index	UBS AG	2/24/25	5.13%	30,268,534	(142,841)
				$59,749,840	$(281,381)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of January 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: Biotechnology UltraSector ProFund :: 9

Biotechnology UltraSector ProFund invested in the following industries as of January 31, 2025:

	Value	% of Net Assets
Biotechnology	$68,525,845	80.6%
Other**	16,448,757	19.4%
Total	$84,974,602	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

10 :: Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks (73.6%)

	Shares	Value
3M Co. (Industrial Conglomerates)	449	$68,338
A.O. Smith Corp. (Building Products)	99	6,663
Abbott Laboratories (Health Care Equipment & Supplies)	1,432	183,196
AbbVie, Inc. (Biotechnology)	1,458	268,126
Accenture PLC—Class A (IT Services)	516	198,635
Adobe, Inc.* (Software)	362	158,357
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,340	155,373
Aflac, Inc. (Insurance)	413	44,348
Agilent Technologies, Inc. (Life Sciences Tools & Services)	237	35,910
Air Products & Chemicals, Inc. (Chemicals)	184	61,688
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	356	46,697
Akamai Technologies, Inc.* (IT Services)	124	12,388
Albemarle Corp. (Chemicals)	98	8,251
Alexandria Real Estate Equities, Inc. (Office REITs)	128	12,461
Align Technology, Inc.* (Health Care Equipment & Supplies)	58	12,708
Allegion PLC (Building Products)	71	9,424
Alliant Energy Corp. (Electric Utilities)	212	12,483
Allstate Corp. (Insurance)	219	42,120
Alphabet, Inc.—Class A (Interactive Media & Services)	4,821	983,580
Alphabet, Inc.—Class C (Interactive Media & Services)	3,926	807,186
Altria Group, Inc. (Tobacco)	1,398	73,018
Amazon.com, Inc.* (Broadline Retail)	7,722	1,835,365
Amcor PLC (Containers & Packaging)	1,192	11,586
Ameren Corp. (Multi-Utilities)	221	20,818
American Electric Power Co., Inc. (Electric Utilities)	439	43,180
American Express Co. (Consumer Finance)	459	145,709
American International Group, Inc. (Insurance)	516	38,009
American Tower Corp.—Class A (Specialized REITs)	386	71,391
American Water Works Co., Inc. (Water Utilities)	161	20,067
Ameriprise Financial, Inc. (Capital Markets)	80	43,469
AMETEK, Inc. (Electrical Equipment)	190	35,066
Amgen, Inc. (Biotechnology)	443	126,441
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	995	70,427
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	410	86,875
ANSYS, Inc.* (Software)	73	25,587
Aon PLC—Class A (Insurance)	180	66,748
APA Corp. (Oil, Gas & Consumable Fuels)	305	6,689
Apollo Global Management, Inc. (Financial Services)	369	63,092
Apple, Inc. (Technology Hardware, Storage & Peripherals)	12,472	2,943,392
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	681	122,818
Aptiv PLC* (Automobile Components)	193	12,047
Arch Capital Group, Ltd. (Insurance)	310	28,852
Archer-Daniels-Midland Co. (Food Products)	394	20,185

Common Stocks, continued

	Shares	Value
Arista Networks, Inc.* (Communications Equipment)	851	$98,061
Arthur J. Gallagher & Co. (Insurance)	206	62,175
Assurant, Inc. (Insurance)	43	9,253
AT&T, Inc. (Diversified Telecommunication Services)	5,920	140,481
Atmos Energy Corp. (Gas Utilities)	128	18,241
Autodesk, Inc.* (Software)	178	55,419
Automatic Data Processing, Inc. (Professional Services)	336	101,812
AutoZone, Inc.* (Specialty Retail)	15	50,253
AvalonBay Communities, Inc. (Residential REITs)	118	26,137
Avery Dennison Corp. (Containers & Packaging)	65	12,072
Axon Enterprise, Inc.* (Aerospace & Defense)	60	39,131
Baker Hughes Co. (Energy Equipment & Services)	816	37,683
Ball Corp. (Containers & Packaging)	246	13,702
Bank of America Corp. (Banks)	5,508	255,020
Baxter International, Inc. (Health Care Equipment & Supplies)	422	13,740
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	239	59,176
Berkshire Hathaway, Inc.*—Class B (Financial Services)	1,513	709,097
Best Buy Co., Inc. (Specialty Retail)	161	13,823
Biogen, Inc.* (Biotechnology)	121	17,416
Bio-Techne Corp. (Life Sciences Tools & Services)	131	9,635
BlackRock, Inc. (Capital Markets)	121	130,136
Blackstone, Inc. (Capital Markets)	596	105,558
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	27	127,914
BorgWarner, Inc. (Automobile Components)	180	5,742
Boston Properties, Inc. (Office REITs)	120	8,777
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,217	124,572
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,674	98,682
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	3,854	852,774
Broadridge Financial Solutions, Inc. (Professional Services)	97	23,107
Brown & Brown, Inc. (Insurance)	195	20,409
Brown-Forman Corp.—Class B (Beverages)	151	4,985
Builders FirstSource, Inc.* (Building Products)	96	16,059
Bunge Global SA (Food Products)	115	8,755
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	98	9,750
Cadence Design Systems, Inc.* (Software)	227	67,560
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	176	6,345
Camden Property Trust (Residential REITs)	87	9,893
Campbell Soup Co. (Food Products)	162	6,281
Capital One Financial Corp. (Consumer Finance)	314	63,965
Cardinal Health, Inc. (Health Care Providers & Services)	200	24,732
CarMax, Inc.* (Specialty Retail)	128	10,962
Carnival Corp.* (Hotels, Restaurants & Leisure)	857	23,713
Carrier Global Corp. (Building Products)	688	44,981

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: Bull ProFund :: 11

Common Stocks, continued

	Shares	Value
Caterpillar, Inc. (Machinery)	398	$147,832
Cboe Global Markets, Inc. (Capital Markets)	86	17,572
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	249	36,040
CDW Corp. (Electronic Equipment, Instruments & Components)	109	21,706
Celanese Corp. (Chemicals)	90	6,394
Cencora, Inc. (Health Care Providers & Services)	145	36,860
Centene Corp.* (Health Care Providers & Services)	417	26,701
CenterPoint Energy, Inc. (Multi-Utilities)	537	17,490
CF Industries Holdings, Inc. (Chemicals)	144	13,278
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	43	7,085
Charter Communications, Inc.*—Class A (Media)	79	27,294
Chevron Corp. (Oil, Gas & Consumable Fuels)	1,379	205,733
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	1,124	65,585
Chubb, Ltd. (Insurance)	310	84,283
Church & Dwight Co., Inc. (Household Products)	202	21,315
Cincinnati Financial Corp. (Insurance)	129	17,679
Cintas Corp. (Commercial Services & Supplies)	283	56,761
Cisco Systems, Inc. (Communications Equipment)	3,290	199,373
Citigroup, Inc. (Banks)	1,559	126,949
Citizens Financial Group, Inc. (Banks)	364	17,315
CME Group, Inc. (Capital Markets)	297	70,246
CMS Energy Corp. (Multi-Utilities)	246	16,236
Cognizant Technology Solutions Corp.—Class A (IT Services)	409	33,787
Colgate-Palmolive Co. (Household Products)	673	58,349
Comcast Corp.—Class A (Media)	3,149	105,995
Conagra Brands, Inc. (Food Products)	393	10,175
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,067	105,452
Consolidated Edison, Inc. (Multi-Utilities)	286	26,810
Constellation Brands, Inc.—Class A (Beverages)	129	23,323
Constellation Energy Corp. (Electric Utilities)	258	77,395
Copart, Inc.* (Commercial Services & Supplies)	723	41,883
Corning, Inc. (Electronic Equipment, Instruments & Components)	635	33,071
Corpay, Inc.* (Software)	58	22,068
Corteva, Inc. (Chemicals)	567	37,008
CoStar Group, Inc.* (Real Estate Management & Development)	338	25,891
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	366	358,635
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	607	16,826
Crowdstrike Holdings, Inc.* (Software)	192	76,429
Crown Castle International Corp. (Specialized REITs)	358	31,962
CSX Corp. (Ground Transportation)	1,591	52,296
Cummins, Inc. (Machinery)	112	39,900
CVS Health Corp. (Health Care Providers & Services)	1,038	58,626
D.R. Horton, Inc. (Household Durables)	241	34,198
Danaher Corp. (Life Sciences Tools & Services)	531	118,275

Common Stocks, continued

	Shares	Value
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	98	$19,134
DaVita, Inc.* (Health Care Providers & Services)	38	6,696
Dayforce, Inc.* (Professional Services)	130	9,196
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	126	22,347
Deere & Co. (Machinery)	210	100,078
Dell Technologies, Inc.—Class C (Technology Hardware, Storage & Peripherals)	254	26,314
Delta Air Lines, Inc. (Passenger Airlines)	530	35,653
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	541	18,448
Dexcom, Inc.* (Health Care Equipment & Supplies)	323	28,046
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	153	25,147
Digital Realty Trust, Inc. (Specialized REITs)	257	42,112
Discover Financial Services (Consumer Finance)	207	41,626
Dollar General Corp. (Consumer Staples Distribution & Retail)	182	12,933
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	167	12,249
Dominion Energy, Inc. (Multi-Utilities)	693	38,524
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	28	12,575
Dover Corp. (Machinery)	112	22,812
Dow, Inc. (Chemicals)	578	22,571
DTE Energy Co. (Multi-Utilities)	171	20,499
Duke Energy Corp. (Electric Utilities)	638	71,450
DuPont de Nemours, Inc. (Chemicals)	346	26,573
Eastman Chemical Co. (Chemicals)	97	9,666
Eaton Corp. PLC (Electrical Equipment)	326	106,420
eBay, Inc. (Broadline Retail)	395	26,655
Ecolab, Inc. (Chemicals)	208	52,040
Edison International (Electric Utilities)	318	17,172
Edwards LifeSciences Corp.* (Health Care Equipment & Supplies)	486	35,211
Electronic Arts, Inc. (Entertainment)	196	24,090
Elevance Health, Inc. (Health Care Providers & Services)	191	75,579
Eli Lilly & Co. (Pharmaceuticals)	650	527,202
Emerson Electric Co. (Electrical Equipment)	471	61,206
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	111	6,913
Entergy Corp. (Electric Utilities)	354	28,702
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	464	58,367
EPAM Systems, Inc.* (IT Services)	47	11,936
EQT Corp. (Oil, Gas & Consumable Fuels)	492	25,151
Equifax, Inc. (Professional Services)	103	28,302
Equinix, Inc. (Specialized REITs)	79	72,179
Equity Residential (Residential REITs)	282	19,918
Erie Indemnity Co.—Class A (Insurance)	21	8,462
Essex Property Trust, Inc. (Residential REITs)	54	15,367
Everest Group, Ltd. (Insurance)	36	12,510
Evergy, Inc. (Electric Utilities)	189	12,128
Eversource Energy (Electric Utilities)	303	17,477
Exelon Corp. (Electric Utilities)	828	33,120

See accompanying notes to the financial statements.

12 :: Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks, continued

	Shares		Value
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	102		$17,437
Expeditors International of Washington, Inc. (Air Freight & Logistics)	116		13,175
Extra Space Storage, Inc. (Specialized REITs)	175		26,950
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	3,627		387,471
F5, Inc.* (Communications Equipment)	48		14,268
FactSet Research Systems, Inc. (Capital Markets)	32		15,181
Fair Isaac Corp.* (Software)	21		39,345
Fastenal Co. (Trading Companies & Distributors)	473		34,643
Federal Realty Investment Trust (Retail REITs)	62		6,735
FedEx Corp. (Air Freight & Logistics)	186		49,266
Fidelity National Information Services, Inc. (Financial Services)	443		36,091
Fifth Third Bancorp (Banks)	553		24,503
First Horizon Corp. (Banks)	—	(a)	8
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	88		14,742
FirstEnergy Corp. (Electric Utilities)	423		16,835
Fiserv, Inc.* (Financial Services)	470		101,539
FMC Corp. (Chemicals)	102		5,690
Ford Motor Co. (Automobiles)	3,220		32,458
Fortinet, Inc.* (Software)	524		52,861
Fortive Corp. (Machinery)	286		23,260
Fox Corp.—Class A (Media)	182		9,315
Fox Corp.—Class B (Media)	108		5,249
Franklin Resources, Inc. (Capital Markets)	255		5,671
Freeport-McMoRan, Inc. (Metals & Mining)	1,186		42,519
Garmin, Ltd. (Household Durables)	126		27,197
Gartner, Inc.* (IT Services)	63		34,198
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	377		33,289
GE Vernova, Inc. (Electrical Equipment)	228		85,018
Gen Digital, Inc. (Software)	447		12,029
Generac Holdings, Inc.* (Electrical Equipment)	49		7,317
General Dynamics Corp. (Aerospace & Defense)	212		54,480
General Electric Co. (Industrial Conglomerates)	892		181,584
General Mills, Inc. (Food Products)	458		27,544
General Motors Co. (Automobiles)	908		44,910
Genuine Parts Co. (Distributors)	115		13,369
Gilead Sciences, Inc. (Biotechnology)	1,029		100,019
Global Payments, Inc. (Financial Services)	210		23,699
Globe Life, Inc. (Insurance)	68		8,302
GoDaddy, Inc.*—Class A (IT Services)	116		24,667
Halliburton Co. (Energy Equipment & Services)	724		18,838
Hasbro, Inc. (Leisure Products)	107		6,189
HCA Healthcare, Inc. (Health Care Providers & Services)	150		49,487
Healthpeak Properties, Inc. (Health Care REITs)	577		11,921
Henry Schein, Inc.* (Health Care Providers & Services)	102		8,160
Hess Corp. (Oil, Gas & Consumable Fuels)	228		31,699
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	1,071		22,694
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	201		51,470

Common Stocks, continued

	Shares	Value
Hologic, Inc.* (Health Care Equipment & Supplies)	191	$13,779
Honeywell International, Inc. (Industrial Conglomerates)	537	120,138
Hormel Foods Corp. (Food Products)	239	7,165
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	577	9,642
Howmet Aerospace, Inc. (Aerospace & Defense)	335	42,404
HP, Inc. (Technology Hardware, Storage & Peripherals)	795	25,838
Hubbell, Inc. (Electrical Equipment)	44	18,612
Humana, Inc. (Health Care Providers & Services)	99	29,030
Huntington Bancshares, Inc. (Banks)	1,199	20,623
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	32	6,312
IDEX Corp. (Machinery)	62	13,907
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	67	28,277
Illinois Tool Works, Inc. (Machinery)	222	57,534
Incyte Corp.* (Biotechnology)	132	9,789
Ingersoll Rand, Inc. (Machinery)	332	31,142
Insulet Corp.* (Health Care Equipment & Supplies)	58	16,146
Intel Corp. (Semiconductors & Semiconductor Equipment)	3,558	69,132
Intercontinental Exchange, Inc. (Capital Markets)	474	75,759
International Business Machines Corp. (IT Services)	763	195,099
International Flavors & Fragrances, Inc. (Chemicals)	211	18,376
International Paper Co. (Containers & Packaging)	287	15,966
Intuit, Inc. (Software)	231	138,949
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	294	168,133
Invesco, Ltd. (Capital Markets)	371	7,134
Invitation Homes, Inc. (Residential REITs)	470	14,641
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	143	28,794
Iron Mountain, Inc. (Specialized REITs)	243	24,682
J.B. Hunt Transport Services, Inc. (Ground Transportation)	65	11,129
Jabil, Inc. (Electronic Equipment, Instruments & Components)	93	15,104
Jack Henry & Associates, Inc. (Financial Services)	61	10,619
Jacobs Solutions, Inc. (Professional Services)	103	14,433
Johnson & Johnson (Pharmaceuticals)	1,987	302,322
Johnson Controls International PLC (Building Products)	552	43,056
JPMorgan Chase & Co. (Banks)	2,323	620,938
Juniper Networks, Inc. (Communications Equipment)	273	9,517
Kellanova (Food Products)	223	18,226
Kenvue, Inc. (Personal Care Products)	1,583	33,702
Keurig Dr Pepper, Inc. (Beverages)	929	29,821
KeyCorp (Banks)	818	14,708

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: Bull ProFund :: 13

Common Stocks, continued

	Shares	Value
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	144	$25,682
Kimberly-Clark Corp. (Household Products)	275	35,742
Kimco Realty Corp. (Retail REITs)	556	12,482
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	1,595	43,831
KKR & Co., Inc. (Capital Markets)	557	93,058
KLA Corp. (Semiconductors & Semiconductor Equipment)	110	81,206
L3Harris Technologies, Inc. (Aerospace & Defense)	157	33,286
Labcorp Holdings, Inc. (Health Care Providers & Services)	68	16,986
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,062	86,075
Lamb Weston Holdings, Inc. (Food Products)	118	7,073
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	288	13,199
Leidos Holdings, Inc. (Professional Services)	109	15,481
Lennar Corp.—Class A (Household Durables)	198	25,986
Lennox International, Inc. (Building Products)	26	15,403
Linde PLC (Chemicals)	394	175,770
Live Nation Entertainment, Inc.* (Entertainment)	129	18,664
LKQ Corp. (Distributors)	214	8,001
Lockheed Martin Corp.—Class B (Aerospace & Defense)	174	80,553
Loews Corp. (Insurance)	148	12,647
Lowe's Cos., Inc. (Specialty Retail)	469	121,959
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	93	38,521
LyondellbBasell Industries N.V.—Class A (Chemicals)	214	16,200
M&T Bank Corp. (Banks)	138	27,771
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	266	38,759
MarketAxess Holdings, Inc. (Capital Markets)	30	6,619
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	191	55,389
Marsh & McLennan Cos., Inc. (Insurance)	406	88,053
Martin Marietta Materials, Inc. (Construction Materials)	51	27,750
Masco Corp. (Building Products)	179	14,191
MasterCard, Inc.—Class A (Financial Services)	677	376,026
Match Group, Inc. (Interactive Media & Services)	207	7,390
McCormick & Co., Inc. (Food Products)	208	16,064
McDonald's Corp. (Hotels, Restaurants & Leisure)	591	170,622
McKesson Corp. (Health Care Providers & Services)	104	61,854
Medtronic PLC (Health Care Equipment & Supplies)	1,058	96,088
Merck & Co., Inc. (Pharmaceuticals)	2,088	206,336
Meta Platforms, Inc.—Class A (Interactive Media & Services)	1,799	1,239,835
MetLife, Inc. (Insurance)	479	41,438
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	18	24,560
MGM Resorts International* (Hotels, Restaurants & Leisure)	186	6,413

Common Stocks, continued

	Shares	Value
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	443	$24,055
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	915	83,485
Microsoft Corp. (Software)	6,135	2,546,392
Mid-America Apartment Communities, Inc. (Residential REITs)	97	14,800
Moderna, Inc.* (Biotechnology)	280	11,038
Mohawk Industries, Inc.* (Household Durables)	43	5,259
Molina Healthcare, Inc.* (Health Care Providers & Services)	47	14,589
Molson Coors Beverage Co.—Class B (Beverages)	143	7,829
Mondelez International, Inc.—Class A (Food Products)	1,103	63,962
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	40	25,495
Monster Beverage Corp.* (Beverages)	578	28,154
Moody's Corp. (Capital Markets)	129	64,428
Morgan Stanley (Capital Markets)	1,023	141,614
Motorola Solutions, Inc. (Communications Equipment)	138	64,757
MSCI, Inc. (Capital Markets)	64	38,193
Nasdaq, Inc. (Capital Markets)	341	28,078
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	169	20,635
Netflix, Inc.* (Entertainment)	353	344,796
Newmont Corp. (Metals & Mining)	939	40,114
News Corp.—Class A (Media)	312	8,773
News Corp.—Class B (Media)	92	2,912
NextEra Energy, Inc. (Electric Utilities)	1,697	121,438
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	981	75,439
NiSource, Inc. (Multi-Utilities)	385	14,361
Nordson Corp. (Machinery)	45	9,910
Norfolk Southern Corp. (Ground Transportation)	187	47,741
Northern Trust Corp. (Capital Markets)	164	18,416
Northrop Grumman Corp. (Aerospace & Defense)	112	54,574
Norwegian Cruise Lines Holdings, Ltd.* (Hotels, Restaurants & Leisure)	362	10,263
NRG Energy, Inc. (Electric Utilities)	168	17,210
Nucor Corp. (Metals & Mining)	193	24,787
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	20,239	2,430,096
NVR, Inc.* (Household Durables)	2	16,032
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	210	43,796
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	557	25,984
Old Dominion Freight Line, Inc. (Ground Transportation)	154	28,584
Omnicom Group, Inc. (Media)	161	13,973
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	351	18,371

See accompanying notes to the financial statements.

14 :: Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	511	$49,654
Oracle Corp. (Software)	1,326	225,500
O'Reilly Automotive, Inc.* (Specialty Retail)	47	60,838
Otis Worldwide Corp. (Machinery)	329	31,393
PACCAR, Inc. (Machinery)	433	48,011
Packaging Corp. of America (Containers & Packaging)	74	15,737
Palantir Technologies, Inc.*—Class A (Software)	1,692	139,573
Palo Alto Networks, Inc.* (Software)	540	99,587
Paramount Global(b)—Class B (Media)	491	5,342
Parker-Hannifin Corp. (Machinery)	106	74,947
Paychex, Inc. (Professional Services)	265	39,134
Paycom Software, Inc. (Professional Services)	40	8,302
PayPal Holdings, Inc.* (Financial Services)	827	73,256
Pentair PLC (Machinery)	137	14,204
PepsiCo, Inc. (Beverages)	1,133	170,732
Pfizer, Inc. (Pharmaceuticals)	4,676	124,008
PG&E Corp. (Electric Utilities)	1,804	28,233
Philip Morris International, Inc. (Tobacco)	1,283	167,046
Phillips 66 (Oil, Gas & Consumable Fuels)	340	40,076
Pinnacle West Capital Corp. (Electric Utilities)	95	8,261
PNC Financial Services Group, Inc. (Banks)	327	65,711
Pool Corp. (Distributors)	32	11,016
PPG Industries, Inc. (Chemicals)	191	22,038
PPL Corp. (Electric Utilities)	609	20,462
Principal Financial Group, Inc. (Insurance)	173	14,264
Prologis, Inc. (Industrial REITs)	765	91,226
Prudential Financial, Inc. (Insurance)	294	35,503
PTC, Inc.* (Software)	99	19,155
Public Service Enterprise Group, Inc. (Multi-Utilities)	411	34,335
Public Storage (Specialized REITs)	130	38,802
PulteGroup, Inc. (Household Durables)	169	19,229
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	917	158,577
Quanta Services, Inc. (Construction & Engineering)	122	37,528
Quest Diagnostics, Inc. (Health Care Providers & Services)	92	15,005
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	33	8,240
Raymond James Financial, Inc. (Capital Markets)	150	25,272
Raytheon Technologies Corp. (Aerospace & Defense)	1,099	141,715
Realty Income Corp. (Retail REITs)	722	39,450
Regency Centers Corp. (Retail REITs)	134	9,627
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	87	58,549
Regions Financial Corp. (Banks)	750	18,480
Republic Services, Inc. (Commercial Services & Supplies)	168	36,434
ResMed, Inc. (Health Care Equipment & Supplies)	121	28,578
Revvity, Inc. (Life Sciences Tools & Services)	101	12,739
Rockwell Automation, Inc. (Electrical Equipment)	93	25,894
Rollins, Inc. (Commercial Services & Supplies)	232	11,484
Roper Technologies, Inc. (Software)	88	50,657
Ross Stores, Inc. (Specialty Retail)	273	41,103

Common Stocks, continued

	Shares	Value
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	204	$54,386
S&P Global, Inc. (Capital Markets)	263	137,131
Salesforce, Inc. (Software)	789	269,600
SBA Communications Corp.—Class A (Specialized REITs)	89	17,583
Schlumberger N.V. (Energy Equipment & Services)	1,164	46,886
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	174	16,767
Sempra (Multi-Utilities)	522	43,289
ServiceNow, Inc.* (Software)	170	173,125
Simon Property Group, Inc. (Retail REITs)	253	43,986
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	132	11,716
Smurfit WestRock PLC (Containers & Packaging)	408	21,661
Snap-on, Inc. (Machinery)	43	15,271
Solventum Corp.* (Health Care Equipment & Supplies)	113	8,369
Southwest Airlines Co. (Passenger Airlines)	494	15,171
Stanley Black & Decker, Inc. (Machinery)	127	11,185
Starbucks Corp. (Hotels, Restaurants & Leisure)	935	100,681
State Street Corp. (Capital Markets)	242	24,592
Steel Dynamics, Inc. (Metals & Mining)	117	14,999
STERIS PLC (Health Care Equipment & Supplies)	82	18,093
Stryker Corp. (Health Care Equipment & Supplies)	283	110,735
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	415	11,836
Synchrony Financial (Consumer Finance)	320	22,074
Synopsys, Inc.* (Software)	126	66,210
Sysco Corp. (Consumer Staples Distribution & Retail)	406	29,606
T. Rowe Price Group, Inc. (Capital Markets)	184	21,513
Take-Two Interactive Software, Inc.* (Entertainment)	134	24,858
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	192	14,004
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	180	35,424
Target Corp. (Consumer Staples Distribution & Retail)	380	52,406
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	247	36,549
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	38	19,431
Teleflex, Inc. (Health Care Equipment & Supplies)	38	6,849
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	134	15,516
Tesla, Inc.* (Automobiles)	2,304	932,198
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	752	138,827
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	16	20,755
Textron, Inc. (Aerospace & Defense)	152	11,630

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: Bull ProFund :: 15

Common Stocks, continued

	Shares	Value
The AES Corp. (Independent Power/Renewable Electricity Producers)	587	$6,457
The Bank of New York Mellon Corp. (Capital Markets)	601	51,644
The Boeing Co.* (Aerospace & Defense)	617	108,913
The Charles Schwab Corp. (Capital Markets)	1,233	101,994
The Cigna Group (Health Care Providers & Services)	229	67,374
The Clorox Co. (Household Products)	103	16,344
The Coca-Cola Co. (Beverages)	3,199	203,073
The Cooper Cos., Inc.* (Health Care Equipment & Supplies)	164	15,834
The Estee Lauder Cos., Inc. (Personal Care Products)	192	16,019
The Goldman Sachs Group, Inc. (Capital Markets)	259	165,864
The Hartford Financial Services Group, Inc. (Insurance)	239	26,660
The Hershey Co. (Food Products)	122	18,209
The Home Depot, Inc. (Specialty Retail)	820	337,824
The Interpublic Group of Cos., Inc. (Media)	307	8,802
The J.M. Smucker Co. (Food Products)	87	9,299
The Kraft Heinz Co. (Food Products)	729	21,753
The Kroger Co. (Consumer Staples Distribution & Retail)	549	33,840
The Mosaic Co. (Chemicals)	262	7,307
The Procter & Gamble Co. (Household Products)	1,943	322,519
The Progressive Corp. (Insurance)	483	119,030
The Sherwin-Williams Co. (Chemicals)	190	68,050
The Southern Co. (Electric Utilities)	904	75,891
The TJX Cos., Inc. (Specialty Retail)	931	116,179
The Travelers Cos., Inc. (Insurance)	187	45,849
The Walt Disney Co. (Entertainment)	1,494	168,912
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,005	55,707
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	315	188,291
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	401	93,421
Tractor Supply Co. (Specialty Retail)	440	23,918
Trane Technologies PLC (Building Products)	186	67,471
TransDigm Group, Inc. (Aerospace & Defense)	46	62,254
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	202	15,142
Truist Financial Corp. (Banks)	1,095	52,144
Tyler Technologies, Inc.* (Software)	35	21,057
Tyson Foods, Inc.—Class A (Food Products)	235	13,275
U.S. Bancorp (Banks)	1,287	61,493
Uber Technologies, Inc.* (Ground Transportation)	1,738	116,185
UDR, Inc. (Residential REITs)	248	10,352
Ulta Beauty, Inc.* (Specialty Retail)	39	16,074
Union Pacific Corp. (Ground Transportation)	501	124,144
United Airlines Holdings, Inc.* (Passenger Airlines)	270	28,577
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	603	68,881
United Rentals, Inc. (Trading Companies & Distributors)	55	41,693

Common Stocks, continued

	Shares	Value
UnitedHealth Group, Inc. (Health Care Providers & Services)	760	$412,292
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	48	9,051
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	262	34,846
Ventas, Inc. (Health Care REITs)	346	20,905
Veralto Corp. (Commercial Services & Supplies)	204	21,092
VeriSign, Inc.* (IT Services)	67	14,405
Verisk Analytics, Inc. (Professional Services)	117	33,630
Verizon Communications, Inc. (Diversified Telecommunication Services)	3,474	136,841
Vertex Pharmaceuticals, Inc.* (Biotechnology)	212	97,876
Viatris, Inc. (Pharmaceuticals)	986	11,122
VICI Properties, Inc. (Specialized REITs)	869	25,870
Visa, Inc.—Class A (Financial Services)	1,427	487,749
Vistra Corp. (Independent Power/Renewable Electricity Producers)	281	47,216
Vulcan Materials Co. (Construction Materials)	109	29,882
W.R. Berkley Corp. (Insurance)	249	14,649
W.W. Grainger, Inc. (Trading Companies & Distributors)	37	39,319
Wabtec Corp. (Machinery)	143	29,733
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	592	6,086
Walmart, Inc. (Consumer Staples Distribution & Retail)	3,582	351,609
Warner Bros. Discovery, Inc.* (Entertainment)	1,840	19,210
Waste Management, Inc. (Commercial Services & Supplies)	302	66,519
Waters Corp.* (Life Sciences Tools & Services)	49	20,359
WEC Energy Group, Inc. (Multi-Utilities)	261	25,907
Wells Fargo & Co. (Banks)	2,747	216,464
Welltower, Inc. (Health Care REITs)	488	66,602
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	60	20,493
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	285	18,562
Weyerhaeuser Co. (Specialized REITs)	600	18,372
Willis Towers Watson PLC (Insurance)	83	27,354
Workday, Inc.*—Class A (Software)	176	46,123
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	77	6,687
Xcel Energy, Inc. (Electric Utilities)	473	31,786
Xylem, Inc. (Machinery)	201	24,932
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	230	30,015
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	43	16,853
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	164	17,955
Zoetis, Inc. (Pharmaceuticals)	372	63,575
TOTAL COMMON STOCKS (Cost $14,392,670)		42,208,224

See accompanying notes to the financial statements.

16 :: Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Repurchase Agreements(c)(d) (22.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.08%–4.20%, dated 1/31/25, due 2/3/25, total to be received $12,596,390	$12,592,000	$12,592,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,592,000)		12,592,000

Collateral for Securities Loaned(e)(NM)

	Shares	Value
Invesco Government & Agency Portfolio— Institutional Shares, 4.34%(f)	5,231	$5,231
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $5,231)		5,231
TOTAL INVESTMENT SECURITIES (Cost $26,989,901)—95.6%		54,805,455
Net other assets (liabilities)—4.4%		2,526,590
NET ASSETS—100.0%		$57,332,045

*  Non-income producing security.

(a)  Number of shares is less than 0.50.

(b)  All or part of this security was on loan as of January 31, 2025. The total value of securities on loan as of January 31, 2025 was $5,059.

(c)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2025, the aggregate amount held in a segregated account was $925,000.

(e)  Securities were purchased with cash collateral held from securities on loan at January 31, 2025.

(f)  Rate periodically changes. Rate disclosed is the daily yield as of January 31, 2025.

NM  Not meaningful, amount is less than 0.05%

REIT  Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	18	3/24/25	$5,460,525	$(83,700)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	2/27/25	5.08%	$7,028,157	$22,690
S&P 500	UBS AG	2/27/25	5.13%	2,621,590	10,997
				$9,649,747	$33,687

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of January 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: Bull ProFund :: 17

Bull ProFund invested in the following industries as of January 31, 2025:

	Value	% of Net Assets
Aerospace & Defense	$635,252	1.1%
Air Freight & Logistics	141,072	0.2%
Automobile Components	17,789	NM
Automobiles	1,009,566	1.8%
Banks	1,522,127	2.7%
Beverages	467,917	0.8%
Biotechnology	689,254	1.2%
Broadline Retail	1,862,020	3.2%
Building Products	217,248	0.4%
Capital Markets	1,389,142	2.4%
Chemicals	550,899	1.0%
Commercial Services & Supplies	234,173	0.4%
Communications Equipment	385,976	0.7%
Construction & Engineering	37,528	0.1%
Construction Materials	57,633	0.1%
Consumer Finance	273,374	0.5%
Consumer Staples Distribution & Retail	857,365	1.5%
Containers & Packaging	90,724	0.1%
Distributors	32,386	0.1%
Diversified Telecommunication Services	277,322	0.5%
Electric Utilities	633,222	1.1%
Electrical Equipment	339,532	0.6%
Electronic Equipment, Instruments & Components	253,965	0.5%
Energy Equipment & Services	103,407	0.2%
Entertainment	600,530	1.0%
Financial Services	1,881,168	3.3%
Food Products	247,966	0.5%
Gas Utilities	18,241	NM
Ground Transportation	380,079	0.7%
Health Care Equipment & Supplies	1,018,774	1.8%
Health Care Providers & Services	913,022	1.6%
Health Care REITs	99,428	0.2%
Hotel & Resort REITs	9,642	NM
Hotels, Restaurants & Leisure	818,525	1.4%
Household Durables	127,901	0.2%
Household Products	454,268	0.8%
Independent Power/Renewable Electricity Producers	53,673	0.1%
Industrial Conglomerates	370,060	0.6%
	Value	% of Net Assets
Industrial REITs	$91,226	0.2%
Insurance	868,597	1.5%
Interactive Media & Services	3,037,991	5.3%
IT Services	525,115	0.9%
Leisure Products	6,189	NM
Life Sciences Tools & Services	466,141	0.8%
Machinery	696,052	1.2%
Media	187,655	0.3%
Metals & Mining	122,419	0.2%
Multi-Utilities	258,269	0.5%
Office REITs	21,238	NM
Oil, Gas & Consumable Fuels	1,226,019	2.1%
Passenger Airlines	79,401	0.1%
Personal Care Products	49,721	0.1%
Pharmaceuticals	1,333,247	2.3%
Professional Services	273,397	0.5%
Real Estate Management & Development	61,931	0.1%
Residential REITs	111,108	0.2%
Retail REITs	112,280	0.2%
Semiconductors & Semiconductor Equipment	4,425,843	7.8%
Software	4,305,583	7.5%
Specialized REITs	369,903	0.6%
Specialty Retail	792,933	1.4%
Technology Hardware, Storage & Peripherals	3,086,038	5.3%
Textiles, Apparel & Luxury Goods	158,551	0.3%
Tobacco	240,064	0.4%
Trading Companies & Distributors	115,655	0.2%
Water Utilities	20,067	NM
Wireless Telecommunication Services	93,421	0.2%
Other**	15,123,821	26.4%
Total	$57,332,045	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

18 :: Communication Services UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks (74.8%)

	Shares	Value
Alphabet, Inc.—Class A (Interactive Media & Services)	14,823	$3,024,188
Alphabet, Inc.—Class C (Interactive Media & Services)	12,074	2,482,414
AT&T, Inc. (Diversified Telecommunication Services)	52,875	1,254,723
Charter Communications, Inc.*—Class A (Media)	3,280	1,133,208
Comcast Corp.—Class A (Media)	31,264	1,052,346
Electronic Arts, Inc. (Entertainment)	7,574	930,920
Fox Corp.—Class A (Media)	9,694	496,139
Fox Corp.—Class B (Media)	5,782	281,005
Live Nation Entertainment, Inc.* (Entertainment)	6,873	994,386
Match Group, Inc. (Interactive Media & Services)	11,005	392,879
Meta Platforms, Inc.—Class A (Interactive Media & Services)	8,332	5,742,248
Netflix, Inc.* (Entertainment)	1,999	1,952,543
News Corp.—Class A (Media)	16,609	467,045
News Corp.—Class B (Media)	4,908	155,338
Omnicom Group, Inc. (Media)	8,552	742,228
Paramount Global(a)—Class B (Media)	26,079	283,740
Take-Two Interactive Software, Inc.* (Entertainment)	6,518	1,209,154
The Interpublic Group of Cos., Inc. (Media)	16,327	468,095
The Walt Disney Co. (Entertainment)	10,832	1,224,666
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	5,297	1,234,042
Verizon Communications, Inc. (Diversified Telecommunication Services)	29,566	1,164,605
Warner Bros. Discovery, Inc.* (Entertainment)	97,849	1,021,544
TOTAL COMMON STOCKS (Cost $22,158,369)		27,707,456

Repurchase Agreements(b)(c) (23.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.08%–4.20%, dated 1/31/25, due 2/3/25, total to be received $8,585,992	$8,583,000	$8,583,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,583,000)		8,583,000

Collateral for Securities Loaned(d) (0.7%)

	Shares	Value
Invesco Government & Agency Portfolio— Institutional Shares, 4.34%(e)	272,408	$272,408
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $272,408)		272,408
TOTAL INVESTMENT SECURITIES (Cost $31,013,777)—98.6%		36,562,864
Net other assets (liabilities)—1.4%		520,645
NET ASSETS—100.0%		$37,083,509

*  Non-income producing security.

(a)  All or part of this security was on loan as of January 31, 2025. The total value of securities on loan as of January 31, 2025 was $263,448.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2025, the aggregate amount held in a segregated account was $2,537,000.

(d)  Securities were purchased with cash collateral held from securities on loan at January 31, 2025.

(e)  Rate periodically changes. Rate disclosed is the daily yield as of January 31, 2025.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Communication Services Select Sector Index	Goldman Sachs International	2/24/25	5.08%	$14,454,106	$367,340
S&P Communication Services Select Sector Index	UBS AG	2/24/25	5.13%	13,375,465	358,273
				$27,829,571	$725,613

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of January 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: Communication Services UltraSector ProFund :: 19

Communication Services UltraSector ProFund invested in the following industries as of January 31, 2025:

	Value	% of Net Assets
Diversified Telecommunication Services	$2,419,328	6.5%
Entertainment	7,333,213	19.8%
Interactive Media & Services	11,641,729	31.4%
Media	5,079,144	13.7%
Wireless Telecommunication Services	1,234,042	3.4%
Other**	9,376,053	25.2%
Total	$37,083,509	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

20 :: Consumer Discretionary UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks (75.9%)

	Shares	Value
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	5,098	$668,705
Amazon.com, Inc.* (Broadline Retail)	40,343	9,588,724
Aptiv PLC* (Automobile Components)	2,768	172,779
AutoZone, Inc.* (Specialty Retail)	199	666,692
Best Buy Co., Inc. (Specialty Retail)	2,301	197,564
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	383	1,814,484
BorgWarner, Inc. (Automobile Components)	2,576	82,174
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	2,503	90,233
CarMax, Inc.* (Specialty Retail)	1,825	156,293
Carnival Corp.* (Hotels, Restaurants & Leisure)	12,234	338,515
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	16,048	936,401
D.R. Horton, Inc. (Household Durables)	3,435	487,427
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	1,384	270,212
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	1,789	317,297
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	407	182,792
eBay, Inc. (Broadline Retail)	5,641	380,655
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	1,447	247,365
Ford Motor Co. (Automobiles)	45,973	463,408
Garmin, Ltd. (Household Durables)	1,809	390,473
General Motors Co. (Automobiles)	12,951	640,556
Genuine Parts Co. (Distributors)	1,638	190,418
Hasbro, Inc. (Leisure Products)	1,544	89,305
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	2,871	735,177
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	4,099	187,857
Lennar Corp.—Class A (Household Durables)	2,788	365,897
LKQ Corp. (Distributors)	3,062	114,488
Lowe's Cos., Inc. (Specialty Retail)	6,681	1,737,327
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	1,330	550,886
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	2,717	789,575
McDonald's Corp. (Hotels, Restaurants & Leisure)	6,844	1,975,862
MGM Resorts International* (Hotels, Restaurants & Leisure)	2,665	91,889
Mohawk Industries, Inc.* (Household Durables)	617	75,459
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	14,022	1,078,292
Norwegian Cruise Lines Holdings, Ltd.* (Hotels, Restaurants & Leisure)	5,179	146,825
NVR, Inc.* (Household Durables)	36	288,582
O'Reilly Automotive, Inc.* (Specialty Retail)	680	880,206
Common Stocks, continued

	Shares	Value
Pool Corp. (Distributors)	448	$154,224
PulteGroup, Inc. (Household Durables)	2,415	274,779
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	474	118,358
Ross Stores, Inc. (Specialty Retail)	3,907	588,238
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	2,913	776,606
Starbucks Corp. (Hotels, Restaurants & Leisure)	13,350	1,437,528
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	2,745	200,220
Tesla, Inc.* (Automobiles)	19,099	7,727,456
The Home Depot, Inc. (Specialty Retail)	6,793	2,798,580
The TJX Cos., Inc. (Specialty Retail)	13,284	1,657,710
Tractor Supply Co. (Specialty Retail)	6,292	342,033
Ulta Beauty, Inc.* (Specialty Retail)	555	228,743
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	1,090	94,667
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	3,287	428,954
TOTAL COMMON STOCKS (Cost $25,696,745)		44,218,890

Repurchase Agreements(a)(b) (23.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.08%–4.20%, dated 1/31/25, due 2/3/25, total to be received $13,717,781	$13,713,000	$13,713,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,713,000)		13,713,000
TOTAL INVESTMENT SECURITIES (Cost $39,409,745)—99.4%		57,931,890
Net other assets (liabilities)—0.6%		361,199
NET ASSETS—100.0%		$58,293,089

*  Non-income producing security.

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2025, the aggregate amount held in a segregated account was $7,812,000.

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: Consumer Discretionary UltraSector ProFund :: 21

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Consumer Discretionary Select Sector Index	Goldman Sachs International	2/24/25	5.08%	$21,457,768	$50,093
S&P Consumer Discretionary Select Sector Index	UBS AG	2/24/25	5.13%	21,274,729	49,578
				$42,732,497	$99,671

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of January 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Consumer Discretionary UltraSector ProFund invested in the following industries as of January 31, 2025:

	Value	% of Net Assets
Automobile Components	$254,953	0.4%
Automobiles	8,831,420	15.2%
Broadline Retail	9,969,379	17.1%
Distributors	459,130	0.8%
Hotels, Restaurants & Leisure	11,213,648	19.2%
Household Durables	1,882,616	3.2%
Leisure Products	89,305	0.2%
Specialty Retail	9,253,386	15.9%
Textiles, Apparel & Luxury Goods	2,265,053	3.9%
Other**	14,074,199	24.1%
Total	$58,293,089	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

22 :: Consumer Staples UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks (79.0%)

	Shares	Value
Altria Group, Inc. (Tobacco)	2,226	$116,264
Archer-Daniels-Midland Co. (Food Products)	762	39,037
Brown-Forman Corp.—Class B (Beverages)	290	9,573
Bunge Global SA (Food Products)	223	16,977
Campbell Soup Co. (Food Products)	313	12,135
Church & Dwight Co., Inc. (Household Products)	391	41,258
Colgate-Palmolive Co. (Household Products)	1,302	112,883
Conagra Brands, Inc. (Food Products)	761	19,702
Constellation Brands, Inc.—Class A (Beverages)	249	45,019
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	282	276,326
Dollar General Corp. (Consumer Staples Distribution & Retail)	351	24,942
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	322	23,619
General Mills, Inc. (Food Products)	885	53,224
Hormel Foods Corp. (Food Products)	463	13,881
Kellanova (Food Products)	429	35,062
Kenvue, Inc. (Personal Care Products)	3,056	65,062
Keurig Dr Pepper, Inc. (Beverages)	1,795	57,620
Kimberly-Clark Corp. (Household Products)	532	69,144
Lamb Weston Holdings, Inc. (Food Products)	227	13,606
McCormick & Co., Inc. (Food Products)	402	31,046
Molson Coors Beverage Co.—Class B (Beverages)	278	15,221
Mondelez International, Inc.—Class A (Food Products)	1,929	111,864
Monster Beverage Corp.* (Beverages)	1,116	54,360
PepsiCo, Inc. (Beverages)	874	131,703
Philip Morris International, Inc. (Tobacco)	991	129,028
Sysco Corp. (Consumer Staples Distribution & Retail)	783	57,096
Target Corp. (Consumer Staples Distribution & Retail)	734	101,226
The Clorox Co. (Household Products)	197	31,260
The Coca-Cola Co. (Beverages)	2,471	156,859
The Estee Lauder Cos., Inc. (Personal Care Products)	372	31,036

Common Stocks, continued

	Shares	Value
The Hershey Co. (Food Products)	235	$35,074
The J.M. Smucker Co. (Food Products)	170	18,171
The Kraft Heinz Co. (Food Products)	1,407	41,985
The Kroger Co. (Consumer Staples Distribution & Retail)	1,061	65,400
The Procter & Gamble Co. (Household Products)	1,501	249,152
Tyson Foods, Inc.—Class A (Food Products)	456	25,759
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	1,144	11,760
Walmart, Inc. (Consumer Staples Distribution & Retail)	2,767	271,609
TOTAL COMMON STOCKS (Cost $1,594,079)		2,614,943

Repurchase Agreements(a)(b) (15.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.08%–4.20%, dated 1/31/25, due 2/3/25, total to be received $527,184	$527,000	$527,000
TOTAL REPURCHASE AGREEMENTS (Cost $527,000)		527,000
TOTAL INVESTMENT SECURITIES (Cost $2,121,079)—94.9%		3,141,943
Net other assets (liabilities)—5.1%		169,783
NET ASSETS—100.0%		$3,311,726

*  Non-income producing security.

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2025, the aggregate amount held in a segregated account was $408,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Consumer Staples Select Sector Index	Goldman Sachs International	2/24/25	5.08%	$1,268,844	$21,282
S&P Consumer Staples Select Sector Index	UBS AG	2/24/25	5.13%	1,092,260	20,582
				$2,361,104	$41,864

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of January 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: Consumer Staples UltraSector ProFund :: 23

Consumer Staples UltraSector ProFund invested in the following industries as of January 31, 2025:

	Value	% of Net Assets
Beverages	$470,355	14.2%
Consumer Staples Distribution & Retail	831,978	25.2%
Food Products	467,523	14.1%
Household Products	503,697	15.2%
Personal Care Products	96,098	2.9%
Tobacco	245,292	7.4%
Other**	696,783	21.0%
Total	$3,311,726	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

24 :: Energy UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks (83.5%)

	Shares	Value
APA Corp. (Oil, Gas & Consumable Fuels)	3,963	$86,909
Baker Hughes Co. (Energy Equipment & Services)	10,599	489,462
Chevron Corp. (Oil, Gas & Consumable Fuels)	15,364	2,292,154
ConocoPhillips (Oil, Gas & Consumable Fuels)	11,891	1,175,188
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	7,890	218,711
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	7,036	239,928
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	2,002	329,049
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	5,351	673,102
EQT Corp. (Oil, Gas & Consumable Fuels)	6,391	326,708
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	31,165	3,329,356
Halliburton Co. (Energy Equipment & Services)	9,411	244,874
Hess Corp. (Oil, Gas & Consumable Fuels)	2,961	411,668
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	20,702	568,891
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	3,443	501,680
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	7,235	337,513
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	6,629	644,140
Phillips 66 (Oil, Gas & Consumable Fuels)	4,424	521,457
Schlumberger N.V. (Energy Equipment & Services)	15,126	609,275
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	2,335	459,528
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	202	262,028

Common Stocks, continued

	Shares	Value
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	12,320	$682,898
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	3,390	450,870
TOTAL COMMON STOCKS (Cost $4,773,726)		14,855,389

Repurchase Agreements(a)(b) (22.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.08%–4.20%, dated 1/31/25, due 2/3/25, total to be received $4,013,399	$4,012,000	$4,012,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,012,000)		4,012,000
TOTAL INVESTMENT SECURITIES (Cost $8,785,726)—106.0%		18,867,389
Net other assets (liabilities)—(6.0)%		(1,062,079)
NET ASSETS—100.0%		$17,805,310

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2025, the aggregate amount held in a segregated account was $2,587,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Energy Select Sector Index	Goldman Sachs International	2/24/25	5.08%	$6,150,910	$(328,088)
S&P Energy Select Sector Index	UBS AG	2/24/25	5.13%	5,725,148	(352,944)
				$11,876,058	$(681,032)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of January 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: Energy UltraSector ProFund :: 25

Energy UltraSector ProFund invested in the following industries as of January 31, 2025:

	Value	% of Net Assets
Energy Equipment & Services	$1,343,611	7.6%
Oil, Gas & Consumable Fuels	13,511,778	75.9%
Other**	2,949,921	16.5%
Total	$17,805,310	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

26 :: Europe 30 ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks (99.9%)

	Shares	Value
Anheuser-Busch InBev S.A./N.V.ADR (Beverages)	1,317	$64,770
ArcelorMittal SA*ADR (Metals & Mining)	1,805	44,602
Argenx SE*ADR (Biotechnology)	106	69,444
ARM Holdings PLC*ADR (Semiconductors & Semiconductor Equipment)	595	94,932
ASML Holding N.V.ADR (Semiconductors & Semiconductor Equipment)	85	62,841
AstraZeneca PLCADR (Pharmaceuticals)	764	54,061
Barclays PLCADR (Banks)	3,759	55,182
BioNTech SE*ADR (Biotechnology)	382	47,280
BP PLCADR (Oil, Gas & Consumable Fuels)	2,060	63,984
British American Tobacco PLC*ADR (Tobacco)	1,656	65,644
Diageo PLCADR (Beverages)	446	53,507
Equinor ASAADR(a) (Oil, Gas & Consumable Fuels)	2,421	58,080
GSK PLCADR (Pharmaceuticals)	1,678	59,183
Haleon PLCADR (Personal Care Products)	5,054	47,861
HSBC Holdings PLCADR (Banks)	1,805	94,636
ING Groep N.V.*ADR (Banks)	3,270	54,184
Jumia Technologies AG*ADR (Advertising & Marketing)	8,855	35,331
National Grid PLCADR (Multi-Utilities)	913	56,058
Nokia OyjADR (Communications Equipment)	9,704	44,638
Novo Nordisk A/SADR (Pharmaceuticals)	977	82,508
RELX PLCADR (Professional Services)	1,338	66,753
Rio Tinto PLCADR (Metals & Mining)	1,125	67,961
Ryanair Holdings PLC*ADR(a) (Passenger Airlines)	977	45,616
Sanofi S.A.ADR (Pharmaceuticals)	1,486	80,750
SAP SEADR (Software)	510	140,791
Shell PLCADR (Oil, Gas & Consumable Fuels)	1,062	69,932
Telefonaktiebolaget LM Ericsson*ADR (Communications Equipment)	5,415	40,558
Tenaris S.A.ADR (Energy Equipment & Services)	1,125	42,390
TotalEnergies SEADR (Oil, Gas & Consumable Fuels)	1,210	70,216
Vodafone Group PLC*ADR (Wireless Telecommunication Services)	5,033	42,982
TOTAL COMMON STOCKS (Cost $1,167,414)		1,876,675

Collateral for Securities Loaned(b) (4.7%)

Invesco Government & Agency Portfolio— Institutional Shares, 4.34%(c)	88,428	88,428
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $88,428)		88,428
TOTAL INVESTMENT SECURITIES (Cost $1,255,842)—104.6%		1,965,103
Net other assets (liabilities)—(4.6)%		(87,237)
NET ASSETS—100.0%		$1,877,866

*  Non-income producing security.

(a)  All or part of this security was on loan as of January 31, 2025. The total value of securities on loan as of January 31, 2025 was $84,866.

(b)  Securities were purchased with cash collateral held from securities on loan at January 31, 2025.

(c)  Rate periodically changes. Rate disclosed is the daily yield as of January 31, 2025.

ADR  American Depositary Receipt

Europe 30 ProFund invested in the following industries as of January 31, 2025:

	Value	% of Net Assets
Advertising & Marketing	$35,331	1.9%
Banks	204,002	10.9%
Beverages	118,277	6.3%
Biotechnology	116,724	6.2%
Communications Equipment	85,197	4.5%
Energy Equipment & Services	42,390	2.2%
Metals & Mining	112,563	6.0%
Multi-Utilities	56,058	3.0%
Oil, Gas & Consumable Fuels	262,212	14.0%
Passenger Airlines	45,616	2.4%
Personal Care Products	47,861	2.5%
Pharmaceuticals	276,501	14.7%
Professional Services	66,753	3.6%
Semiconductors & Semiconductor Equipment	157,773	8.4%
Software	140,791	7.5%
Tobacco	65,644	3.5%
Wireless Telecommunication Services	42,982	2.3%
Other**	1,191	0.1%
Total	$1,877,866	100.0%

Europe 30 ProFund invested in securities with exposure to the following countries as or January 31, 2025:

	Value	% of Net Assets
Belgium	$64,770	3.4%
Denmark	82,508	4.4%
Finland	44,639	2.4%
France	150,965	8.1%
Germany	223,402	11.9%
Ireland	45,616	2.4%
Luxembourg	86,992	4.6%
Netherlands	186,469	9.9%
Norway	58,080	3.1%
Sweden	40,558	2.1%
United Kingdom	892,676	47.6%
Other**	1,191	0.1%
Total	$1,877,866	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: Falling U.S. Dollar ProFund :: 27

Repurchase Agreements(a)(b) (110.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.08%–4.20%, dated 1/31/25, due 2/3/25, total to be received $996,347	$996,000	$996,000
TOTAL REPURCHASE AGREEMENTS (Cost $996,000)		996,000
TOTAL INVESTMENT SECURITIES (Cost $996,000)—110.2%		996,000
Net other assets (liabilities)—(10.2)%		(92,501)
NET ASSETS—100.0%		$903,499

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2025, the aggregate amount held in a segregated account was $14,000.

As of January 31, 2025, the Falling U.S. Dollar ProFund's forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Long:
British pound	63,228	U.S. dollar	$78,069	2/7/25	$78,382	$313
Canadian dollar	110,912	U.S. dollar	77,198	2/7/25	76,343	(855)
Euro	269,061	U.S. dollar	278,637	2/7/25	279,180	543
Japanese yen	8,224,427	U.S. dollar	52,338	2/7/25	53,073	735
Swedish krona	186,212	U.S. dollar	16,793	2/7/25	16,806	13
Swiss franc	20,780	U.S. dollar	22,885	2/7/25	22,837	(48)
Total Long Contracts			$525,920		$526,621	$701

As of January 31, 2025, the Falling U.S. Dollar ProFund's forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$103,587	British pound	83,791	2/7/25	$103,873	$(286)
U.S. dollar	79,065	Canadian dollar	113,710	2/7/25	78,270	795
U.S. dollar	499,929	Euro	481,471	2/7/25	499,578	351
U.S. dollar	120,098	Japanese yen	18,702,410	2/7/25	120,689	(591)
U.S. dollar	36,649	Swedish krona	405,059	2/7/25	36,557	92
U.S. dollar	31,327	Swiss franc	28,420	2/7/25	31,233	94
Total Short Contracts	$870,655				$870,200	$455
Long:
British pound	107,284	U.S. dollar	$132,343	2/7/25	$132,997	$654
Canadian dollar	122,171	U.S. dollar	84,843	2/7/25	84,094	(749)
Euro	714,011	U.S. dollar	738,244	2/7/25	740,864	2,620
Japanese yen	29,528,203	U.S. dollar	188,015	2/7/25	190,549	2,534
Swedish krona	639,021	U.S. dollar	57,467	2/7/25	57,672	205
Swiss franc	37,233	U.S. dollar	40,996	2/7/25	40,919	(77)
Total Long Contracts			$1,241,908		$1,247,095	$5,187
Total unrealized appreciation						$8,949
Total unrealized (depreciation)						(2,606)
Total net unrealized appreciation/(depreciation)						$6,343

See accompanying notes to the financial statements.

28 :: Financials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks (72.8%)

	Shares	Value
Aflac, Inc. (Insurance)	2,045	$219,592
Allstate Corp. (Insurance)	1,083	208,293
American Express Co. (Consumer Finance)	2,276	722,517
American International Group, Inc. (Insurance)	2,551	187,907
Ameriprise Financial, Inc. (Capital Markets)	396	215,171
Aon PLC—Class A (Insurance)	885	328,176
Apollo Global Management, Inc. (Financial Services)	1,829	312,722
Arch Capital Group, Ltd.* (Insurance)	1,532	142,583
Arthur J. Gallagher & Co. (Insurance)	1,020	307,856
Assurant, Inc. (Insurance)	211	45,405
Bank of America Corp. (Banks)	27,306	1,264,268
Berkshire Hathaway, Inc.*—Class B (Financial Services)	7,497	3,513,620
BlackRock, Inc. (Capital Markets)	595	639,923
Blackstone, Inc. (Capital Markets)	2,954	523,183
Brown & Brown, Inc. (Insurance)	970	101,520
Capital One Financial Corp. (Consumer Finance)	1,561	317,991
Cboe Global Markets, Inc. (Capital Markets)	428	87,453
Chubb, Ltd. (Insurance)	1,532	416,520
Cincinnati Financial Corp. (Insurance)	640	87,712
Citigroup, Inc. (Banks)	7,736	629,942
Citizens Financial Group, Inc. (Banks)	1,803	85,769
CME Group, Inc. (Capital Markets)	1,475	348,867
Corpay, Inc.* (Software)	286	108,820
Discover Financial Services (Consumer Finance)	1,026	206,318
Erie Indemnity Co.—Class A (Insurance)	101	40,698
Everest Group, Ltd. (Insurance)	175	60,814
FactSet Research Systems, Inc. (Capital Markets)	155	73,534
Fidelity National Information Services, Inc. (Financial Services)	2,203	179,478
Fifth Third Bancorp (Banks)	2,742	121,498
First Horizon Corp. (Banks)	1	16
Fiserv, Inc.* (Financial Services)	2,326	502,509
Franklin Resources, Inc. (Capital Markets)	1,264	28,111
Global Payments, Inc. (Financial Services)	1,041	117,477
Globe Life, Inc. (Insurance)	343	41,877
Huntington Bancshares, Inc. (Banks)	5,941	102,185
Intercontinental Exchange, Inc. (Capital Markets)	2,349	375,441
Invesco, Ltd. (Capital Markets)	1,840	35,383
Jack Henry & Associates, Inc. (Financial Services)	297	51,705
JPMorgan Chase & Co. (Banks)	11,517	3,078,493
KeyCorp (Banks)	4,055	72,909
KKR & Co., Inc. (Capital Markets)	2,761	461,280
Loews Corp. (Insurance)	739	63,148
M&T Bank Corp. (Banks)	679	136,642
MarketAxess Holdings, Inc. (Capital Markets)	154	33,977
Marsh & McLennan Cos., Inc. (Insurance)	2,008	435,495
MasterCard, Inc.—Class A (Financial Services)	3,354	1,862,912
MetLife, Inc. (Insurance)	2,380	205,894
Moody's Corp. (Capital Markets)	637	318,143
Morgan Stanley (Capital Markets)	5,074	702,394

Common Stocks, continued

	Shares	Value
MSCI, Inc. (Capital Markets)	321	$191,563
Nasdaq, Inc. (Capital Markets)	1,693	139,402
Northern Trust Corp. (Capital Markets)	812	91,179
PayPal Holdings, Inc.* (Financial Services)	4,101	363,267
PNC Financial Services Group, Inc. (Banks)	1,622	325,941
Principal Financial Group, Inc. (Insurance)	861	70,989
Prudential Financial, Inc. (Insurance)	1,455	175,706
Raymond James Financial, Inc. (Capital Markets)	748	126,023
Regions Financial Corp. (Banks)	3,718	91,612
S&P Global, Inc. (Capital Markets)	1,298	676,790
State Street Corp. (Capital Markets)	1,199	121,842
Synchrony Financial (Consumer Finance)	1,593	109,885
T. Rowe Price Group, Inc. (Capital Markets)	909	106,280
The Bank of New York Mellon Corp. (Capital Markets)	2,975	255,642
The Charles Schwab Corp. (Capital Markets)	6,116	505,916
The Goldman Sachs Group, Inc. (Capital Markets)	1,285	822,914
The Hartford Financial Services Group, Inc. (Insurance)	1,186	132,298
The Progressive Corp. (Insurance)	2,397	590,717
The Travelers Cos., Inc. (Insurance)	929	227,772
Truist Financial Corp. (Banks)	5,430	258,577
U.S. Bancorp (Banks)	6,381	304,884
Visa, Inc.—Class A (Financial Services)	7,070	2,416,526
W.R. Berkley Corp. (Insurance)	1,231	72,420
Wells Fargo & Co. (Banks)	13,620	1,073,256
Willis Towers Watson PLC (Insurance)	412	135,781
TOTAL COMMON STOCKS (Cost $22,086,532)		29,511,323

Repurchase Agreements(a)(b) (25.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.08%–4.20%, dated 1/31/25, due 2/3/25, total to be received $10,372,615	$10,369,000	$10,369,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,369,000)		10,369,000
TOTAL INVESTMENT SECURITIES (Cost $32,455,532)—98.3%		39,880,323
Net other assets (liabilities)—1.7%		706,291
NET ASSETS—100.0%		$40,586,614

*  Non-income producing security.

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2025, the aggregate amount held in a segregated account was $5,636,000.

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: Financials UltraSector ProFund :: 29

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Financial Select Sector Index	Goldman Sachs International	2/24/25	5.08%	$15,642,506	$215,410
S&P Financial Select Sector Index	UBS AG	2/24/25	5.13%	15,475,651	184,210
				$31,118,157	$399,620

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of January 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Financials UltraSector ProFund invested in the following industries as of January 31, 2025:

	Value	% of Net Assets
Banks	$7,545,993	18.6%
Capital Markets	6,880,411	17.0%
Consumer Finance	1,356,711	3.3%
Financial Services	9,320,215	23.0%
Insurance	4,299,173	10.6%
Software	108,820	0.3%
Other**	11,075,291	27.2%
Total	$40,586,614	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

30 :: Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks (73.6%)

	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	4,132	$528,607
AbbVie, Inc. (Biotechnology)	4,209	774,034
Agilent Technologies, Inc. (Life Sciences Tools & Services)	685	103,791
Align Technology, Inc.* (Health Care Equipment & Supplies)	167	36,591
Amgen, Inc. (Biotechnology)	1,280	365,338
Baxter International, Inc. (Health Care Equipment & Supplies)	1,219	39,691
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	689	170,596
Biogen, Inc.* (Biotechnology)	347	49,944
Bio-Techne Corp. (Life Sciences Tools & Services)	380	27,949
Boston Scientific Corp.* (Health Care Equipment & Supplies)	3,512	359,488
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,832	284,846
Cardinal Health, Inc. (Health Care Providers & Services)	576	71,228
Cencora, Inc. (Health Care Providers & Services)	417	106,006
Centene Corp.* (Health Care Providers & Services)	1,205	77,156
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	122	20,101
CVS Health Corp. (Health Care Providers & Services)	2,999	169,384
Danaher Corp. (Life Sciences Tools & Services)	1,531	341,015
DaVita, Inc.* (Health Care Providers & Services)	108	19,030
Dexcom, Inc.* (Health Care Equipment & Supplies)	931	80,839
Edwards LifeSciences Corp.* (Health Care Equipment & Supplies)	1,407	101,937
Elevance Health, Inc. (Health Care Providers & Services)	552	218,425
Eli Lilly & Co. (Pharmaceuticals)	1,876	1,521,586
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	1,090	96,247
Gilead Sciences, Inc. (Biotechnology)	2,970	288,684
HCA Healthcare, Inc. (Health Care Providers & Services)	435	143,511
Henry Schein, Inc.* (Health Care Providers & Services)	298	23,840
Hologic, Inc.* (Health Care Equipment & Supplies)	554	39,966
Humana, Inc. (Health Care Providers & Services)	286	83,864
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	196	82,722
Incyte Corp.* (Biotechnology)	382	28,329
Insulet Corp.* (Health Care Equipment & Supplies)	166	46,211
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	848	484,954
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	410	82,558
Johnson & Johnson (Pharmaceuticals)	5,736	872,732
Labcorp Holdings, Inc. (Health Care Providers & Services)	200	49,960

Common Stocks, continued

	Shares	Value
McKesson Corp. (Health Care Providers & Services)	302	$179,615
Medtronic PLC (Health Care Equipment & Supplies)	3,056	277,546
Merck & Co., Inc. (Pharmaceuticals)	6,027	595,588
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	50	68,222
Moderna, Inc.* (Biotechnology)	810	31,930
Molina Healthcare, Inc.* (Health Care Providers & Services)	135	41,905
Pfizer, Inc. (Pharmaceuticals)	13,501	358,047
Quest Diagnostics, Inc. (Health Care Providers & Services)	265	43,222
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	251	168,918
ResMed, Inc. (Health Care Equipment & Supplies)	351	82,899
Revvity, Inc. (Life Sciences Tools & Services)	290	36,578
Solventum Corp.* (Health Care Equipment & Supplies)	332	24,588
STERIS PLC (Health Care Equipment & Supplies)	235	51,853
Stryker Corp. (Health Care Equipment & Supplies)	818	320,075
Teleflex, Inc. (Health Care Equipment & Supplies)	111	20,007
The Cigna Group (Health Care Providers & Services)	662	194,767
The Cooper Cos., Inc.* (Health Care Equipment & Supplies)	475	45,861
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	911	544,549
UnitedHealth Group, Inc. (Health Care Providers & Services)	2,192	1,189,137
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	139	26,210
Vertex Pharmaceuticals, Inc.* (Biotechnology)	614	283,472
Viatris, Inc. (Pharmaceuticals)	2,849	32,137
Waters Corp.* (Life Sciences Tools & Services)	141	58,583
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	172	58,747
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	475	52,003
Zoetis, Inc. (Pharmaceuticals)	1,075	183,718
TOTAL COMMON STOCKS (Cost $3,698,197)		12,761,337

Repurchase Agreements(a)(b) (23.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.08%–4.20%, dated 1/31/25, due 2/3/25, total to be received $4,002,395	$4,001,000	$4,001,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,001,000)		4,001,000
TOTAL INVESTMENT SECURITIES (Cost $7,699,197)—96.7%		16,762,337
Net other assets (liabilities)—3.3%		570,143
NET ASSETS—100.0%		$17,332,480

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: Health Care UltraSector ProFund :: 31

*  Non-income producing security.

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2025, the aggregate amount held in a segregated account was $2,264,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Health Care Select Sector Index	Goldman Sachs International	2/24/25	5.08%	$6,038,799	$90,717
S&P Health Care Select Sector Index	UBS AG	2/24/25	4.83%	7,267,030	116,974
				$13,305,829	$207,691

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of January 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Health Care UltraSector ProFund invested in the following industries as of January 31, 2025:

	Value	% of Net Assets
Biotechnology	$1,990,649	11.5%
Health Care Equipment & Supplies	2,942,681	17.0%
Health Care Providers & Services	2,637,260	15.2%
Life Sciences Tools & Services	1,342,093	7.7%
Pharmaceuticals	3,848,654	22.2%
Other**	4,571,143	26.4%
Total	$17,332,480	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

32 :: Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks (74.6%)

	Shares	Value
3M Co. (Industrial Conglomerates)	742	$112,932
A.O. Smith Corp. (Building Products)	164	11,037
Allegion PLC (Building Products)	117	15,529
AMETEK, Inc. (Electrical Equipment)	315	58,136
Automatic Data Processing, Inc. (Professional Services)	554	167,869
Axon Enterprise, Inc.* (Aerospace & Defense)	99	64,566
Broadridge Financial Solutions, Inc. (Professional Services)	159	37,877
Builders FirstSource, Inc.* (Building Products)	157	26,263
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	163	16,217
Carrier Global Corp. (Building Products)	1,139	74,468
Caterpillar, Inc. (Machinery)	657	244,037
Cintas Corp. (Commercial Services & Supplies)	467	93,666
Copart, Inc.* (Commercial Services & Supplies)	1,196	69,284
CSX Corp. (Ground Transportation)	2,630	86,448
Cummins, Inc. (Machinery)	186	66,263
Dayforce, Inc.* (Professional Services)	216	15,280
Deere & Co. (Machinery)	348	165,843
Delta Air Lines, Inc. (Passenger Airlines)	874	58,794
Dover Corp. (Machinery)	186	37,884
Eaton Corp. PLC (Electrical Equipment)	538	175,625
Emerson Electric Co. (Electrical Equipment)	777	100,971
Equifax, Inc. (Professional Services)	169	46,438
Expeditors International of Washington, Inc. (Air Freight & Logistics)	191	21,694
Fastenal Co. (Trading Companies & Distributors)	782	57,274
FedEx Corp. (Air Freight & Logistics)	305	80,785
Fortive Corp. (Machinery)	472	38,388
GE Vernova, Inc.* (Electrical Equipment)	375	139,830
Generac Holdings, Inc.* (Electrical Equipment)	80	11,946
General Dynamics Corp. (Aerospace & Defense)	351	90,200
General Electric Co. (Industrial Conglomerates)	1,474	300,063
Honeywell International, Inc. (Industrial Conglomerates)	885	197,992
Howmet Aerospace, Inc. (Aerospace & Defense)	552	69,872
Hubbell, Inc. (Electrical Equipment)	72	30,457
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	54	10,652
IDEX Corp. (Machinery)	104	23,328
Illinois Tool Works, Inc. (Machinery)	365	94,593
Ingersoll Rand, Inc. (Machinery)	550	51,590
J.B. Hunt Transport Services, Inc. (Ground Transportation)	110	18,834
Jacobs Solutions, Inc. (Professional Services)	169	23,682
Johnson Controls International PLC (Building Products)	912	71,136
L3Harris Technologies, Inc. (Aerospace & Defense)	259	54,911
Leidos Holdings, Inc. (Professional Services)	182	25,849
Lennox International, Inc. (Building Products)	44	26,066
Lockheed Martin Corp.—Class B (Aerospace & Defense)	288	133,330
Masco Corp. (Building Products)	293	23,229
Nordson Corp. (Machinery)	74	16,296
Norfolk Southern Corp. (Ground Transportation)	307	78,377

Common Stocks, continued

	Shares	Value
Northrop Grumman Corp. (Aerospace & Defense)	186	$90,632
Old Dominion Freight Line, Inc. (Ground Transportation)	256	47,516
Otis Worldwide Corp. (Machinery)	544	51,908
PACCAR, Inc. (Machinery)	713	79,057
Parker-Hannifin Corp. (Machinery)	176	124,441
Paychex, Inc. (Professional Services)	435	64,236
Paycom Software, Inc. (Professional Services)	66	13,699
Pentair PLC (Machinery)	226	23,432
Quanta Services, Inc. (Construction & Engineering)	199	61,214
Raytheon Technologies Corp. (Aerospace & Defense)	1,814	233,915
Republic Services, Inc. (Commercial Services & Supplies)	278	60,290
Rockwell Automation, Inc. (Electrical Equipment)	155	43,157
Rollins, Inc. (Commercial Services & Supplies)	383	18,959
Snap-on, Inc. (Machinery)	71	25,216
Southwest Airlines Co. (Passenger Airlines)	821	25,213
Stanley Black & Decker, Inc. (Machinery)	210	18,495
Textron, Inc. (Aerospace & Defense)	254	19,434
The Boeing Co.* (Aerospace & Defense)	1,018	179,697
Trane Technologies PLC (Building Products)	305	110,640
TransDigm Group, Inc. (Aerospace & Defense)	77	104,207
Uber Technologies, Inc.* (Ground Transportation)	2,869	191,793
Union Pacific Corp. (Ground Transportation)	826	204,675
United Airlines Holdings, Inc.* (Passenger Airlines)	448	47,416
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	996	113,773
United Rentals, Inc. (Trading Companies & Distributors)	90	68,225
Veralto Corp. (Commercial Services & Supplies)	336	34,739
Verisk Analytics, Inc. (Professional Services)	192	55,188
W.W. Grainger, Inc. (Trading Companies & Distributors)	60	63,760
Wabtec Corp. (Machinery)	235	48,861
Waste Management, Inc. (Commercial Services & Supplies)	498	109,689
Xylem, Inc. (Machinery)	331	41,057
TOTAL COMMON STOCKS (Cost $3,458,403)		5,810,335

Repurchase Agreements(a)(b) (24.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.08%–4.20%, dated 1/31/25, due 2/3/25, total to be received $1,881,656	$1,881,000	$1,881,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,881,000)		1,881,000
TOTAL INVESTMENT SECURITIES (Cost $5,339,403)—98.8%		7,691,335
Net other assets (liabilities)—1.2%		90,941
NET ASSETS—100.0%		$7,782,276

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: Industrials UltraSector ProFund :: 33

*  Non-income producing security.

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2025, the aggregate amount held in a segregated account was $1,070,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Industrials Select Sector Index	Goldman Sachs International	2/24/25	5.08%	$2,980,161	$(79,313)
S&P Industrials Select Sector Index	UBS AG	2/24/25	5.13%	2,903,389	(71,820)
				$5,883,550	$(151,133)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of January 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Industrials UltraSector ProFund invested in the following industries as of January 31, 2025:

	Value	% of Net Assets
Aerospace & Defense	$1,051,416	13.5%
Air Freight & Logistics	232,469	3.0%
Building Products	358,368	4.6%
Commercial Services & Supplies	386,627	5.0%
Construction & Engineering	61,214	0.8%
Electrical Equipment	560,122	7.2%
Ground Transportation	627,643	8.0%
Industrial Conglomerates	610,987	7.8%
Machinery	1,150,689	14.8%
Passenger Airlines	131,423	1.7%
Professional Services	450,118	5.8%
Trading Companies & Distributors	189,259	2.4%
Other**	1,971,941	25.4%
Total	$7,782,276	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

34 :: Internet UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks (73.6%)

	Shares	Value
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	22,111	$2,900,300
Akamai Technologies, Inc.* (IT Services)	7,673	766,533
Alphabet, Inc.—Class A (Interactive Media & Services)	32,803	6,692,468
Alphabet, Inc.—Class C (Interactive Media & Services)	26,719	5,493,426
Amazon.com, Inc.* (Broadline Retail)	50,663	12,041,582
Arista Networks, Inc.* (Communications Equipment)	48,956	5,641,199
Atlassian Corp.*—Class A (Software)	8,247	2,530,015
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	992	4,699,659
Box, Inc.*—Class A (Software)	7,316	244,281
Carvana Co.* (Specialty Retail)	6,039	1,494,532
Ciena Corp.* (Communications Equipment)	7,377	642,832
Cisco Systems, Inc. (Communications Equipment)	89,598	5,429,639
Cloudflare, Inc.*—Class A (IT Services)	15,615	2,161,116
Confluent, Inc.*—Class A (Software)	13,183	391,271
Copart, Inc.* (Commercial Services & Supplies)	44,779	2,594,048
Datadog, Inc.*—Class A (Software)	15,999	2,283,217
DocuSign, Inc.* (Software)	10,368	1,002,897
DoorDash, Inc.*—Class A (Hotels, Restaurants & Leisure)	17,087	3,226,537
DraftKings, Inc.*—Class A (Hotels, Restaurants & Leisure)	24,907	1,044,849
Dropbox, Inc.*—Class A (Software)	11,369	365,513
eBay, Inc. (Broadline Retail)	24,467	1,651,033
Flutter Entertainment PLC* (Hotels, Restaurants & Leisure)	9,083	2,424,889
GoDaddy, Inc.*—Class A (IT Services)	7,171	1,524,913
HubSpot, Inc.* (Software)	2,637	2,055,621
Juniper Networks, Inc. (Communications Equipment)	16,916	589,692
MARA Holdings, Inc.* (Software)	16,439	301,491
Meta Platforms, Inc.—Class A (Interactive Media & Services)	18,438	12,707,102
Netflix, Inc.* (Entertainment)	10,114	9,878,950
Nutanix, Inc.*—Class A (Software)	12,723	874,897
Okta, Inc.* (IT Services)	8,296	781,649
Paycom Software, Inc. (Professional Services)	2,483	515,371

Common Stocks, continued

	Shares	Value
PayPal Holdings, Inc.* (Financial Services)	51,208	$4,536,005
ROBLOX Corp.*—Class A (Entertainment)	27,309	1,940,851
Salesforce, Inc. (Software)	22,619	7,728,912
Snowflake, Inc.*—Class A (IT Services)	17,122	3,107,814
Veeva Systems, Inc.*—Class A (Health Care Technology)	7,610	1,775,109
VeriSign, Inc.* (IT Services)	4,221	907,515
Workday, Inc.*—Class A (Software)	10,880	2,851,213
Zoom Video Communications, Inc.* (Software)	13,389	1,164,040
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	13,856	142,578
TOTAL COMMON STOCKS (Cost $66,751,483)		119,105,559

Repurchase Agreements(a)(b) (18.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.08%–4.20%, dated 1/31/25, due 2/3/25, total to be received $29,949,437	$29,939,000	$29,939,000
TOTAL REPURCHASE AGREEMENTS (Cost $29,939,000)		29,939,000
TOTAL INVESTMENT SECURITIES (Cost $96,690,483)—92.1%		149,044,559
Net other assets (liabilities)—7.9%		12,763,831
NET ASSETS—100.0%		$161,808,390

*  Non-income producing security.

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2025, the aggregate amount held in a segregated account was $16,703,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Composite Internet Index	Goldman Sachs International	2/24/25	5.08%	$45,904,959	$737,516
Dow Jones Composite Internet Index	UBS AG	2/24/25	5.13%	76,719,475	727,274
				$122,624,434	$1,464,790

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of January 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: Internet UltraSector ProFund :: 35

Internet UltraSector ProFund invested in the following industries as of January 31, 2025:

	Value	% of Net Assets
Broadline Retail	$13,692,615	8.5%
Commercial Services & Supplies	2,594,047	1.6%
Communications Equipment	12,303,362	7.6%
Entertainment	11,819,801	7.3%
Financial Services	4,536,005	2.8%
Health Care Technology	1,775,108	1.1%
Hotels, Restaurants & Leisure	14,296,235	8.8%
Interactive Media & Services	25,035,574	15.5%
IT Services	9,249,540	5.7%
Professional Services	515,372	0.3%
Software	21,793,369	13.5%
Specialty Retail	1,494,531	0.9%
Other**	42,702,831	26.4%
Total	$161,808,390	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

36 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks (99.8%)

	Shares	Value
AbbVie, Inc. (Biotechnology)	760	$139,763
Adobe, Inc.* (Software)	191	83,553
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	443	58,108
Allegion PLC (Building Products)	47	6,238
Alphabet, Inc.—Class A (Interactive Media & Services)	5,992	1,222,488
Alphabet, Inc.—Class C (Interactive Media & Services)	4,880	1,003,328
Altria Group, Inc. (Tobacco)	795	41,523
Amazon.com, Inc.* (Broadline Retail)	5,568	1,323,403
American Express Co. (Consumer Finance)	571	181,264
Ameriprise Financial, Inc. (Capital Markets)	99	53,793
AMETEK, Inc. (Electrical Equipment)	112	20,671
Amgen, Inc. (Biotechnology)	237	67,645
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	1,235	87,413
ANSYS, Inc.* (Software)	40	14,020
Aon PLC—Class A (Insurance)	114	42,273
Apollo Global Management, Inc. (Financial Services)	457	78,138
Apple, Inc. (Technology Hardware, Storage & Peripherals)	7,133	1,683,387
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	354	63,844
Arch Capital Group, Ltd. (Insurance)	383	35,646
Arista Networks, Inc.* (Communications Equipment)	1,057	121,798
Arthur J. Gallagher & Co. (Insurance)	117	35,313
Autodesk, Inc.* (Software)	221	68,806
Automatic Data Processing, Inc. (Professional Services)	239	72,420
AutoZone, Inc.* (Specialty Retail)	17	56,954
AvalonBay Communities, Inc. (Residential REITs)	64	14,178
Axon Enterprise, Inc.* (Aerospace & Defense)	75	48,914
Berkshire Hathaway, Inc.*—Class B (Financial Services)	921	431,645
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	34	161,076
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,510	154,564
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	4,791	1,060,105
Broadridge Financial Solutions, Inc. (Professional Services)	52	12,387
Brown & Brown, Inc. (Insurance)	241	25,223
Builders FirstSource, Inc.* (Building Products)	61	10,204
Cadence Design Systems, Inc.* (Software)	156	46,429
Camden Property Trust (Residential REITs)	54	6,140
Carnival Corp.* (Hotels, Restaurants & Leisure)	1,064	29,441
Carrier Global Corp. (Building Products)	407	26,610
Caterpillar, Inc. (Machinery)	493	183,119
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	307	44,435
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	1,396	81,457
Cincinnati Financial Corp. (Insurance)	87	11,923
Cintas Corp. (Commercial Services & Supplies)	351	70,400
Colgate-Palmolive Co. (Household Products)	367	31,819
Constellation Energy Corp. (Electric Utilities)	322	96,594
Copart, Inc.* (Commercial Services & Supplies)	898	52,021

Common Stocks, continued

	Shares	Value
Corpay, Inc.* (Software)	71	$27,015
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	455	445,844
Crowdstrike Holdings, Inc.* (Software)	239	95,139
CSX Corp. (Ground Transportation)	909	29,879
Cummins, Inc. (Machinery)	143	50,944
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	51	9,957
DaVita, Inc.* (Health Care Providers & Services)	45	7,929
Dayforce, Inc.* (Professional Services)	158	11,177
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	158	28,022
Deere & Co. (Machinery)	116	55,281
Dell Technologies, Inc.—Class C (Technology Hardware, Storage & Peripherals)	146	15,126
Delta Air Lines, Inc. (Passenger Airlines)	657	44,196
Dexcom, Inc.* (Health Care Equipment & Supplies)	171	14,848
Discover Financial Services (Consumer Finance)	257	51,680
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	15	6,737
Dover Corp. (Machinery)	63	12,832
Eaton Corp. PLC (Electrical Equipment)	406	132,534
eBay, Inc. (Broadline Retail)	328	22,133
Ecolab, Inc. (Chemicals)	127	31,774
Electronic Arts, Inc. (Entertainment)	96	11,799
Eli Lilly & Co. (Pharmaceuticals)	808	655,353
Emerson Electric Co. (Electrical Equipment)	396	51,460
Equinix, Inc. (Specialized REITs)	46	42,028
Erie Indemnity Co.—Class A (Insurance)	25	10,074
Essex Property Trust, Inc. (Residential REITs)	32	9,106
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	127	21,711
Extra Space Storage, Inc. (Specialized REITs)	97	14,938
F5, Inc.* (Communications Equipment)	27	8,026
FactSet Research Systems, Inc. (Capital Markets)	17	8,065
Fair Isaac Corp.* (Software)	24	44,965
Fastenal Co. (Trading Companies & Distributors)	333	24,389
First Horizon Corp. (Banks)	1	17
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	58	9,716
Fiserv, Inc.* (Financial Services)	583	125,951
Fortinet, Inc.* (Software)	651	65,673
Garmin, Ltd. (Household Durables)	159	34,321
Gartner, Inc.* (IT Services)	79	42,884
GE Vernova, Inc.* (Electrical Equipment)	284	105,898
Gen Digital, Inc. (Software)	323	8,692
Generac Holdings, Inc.* (Electrical Equipment)	38	5,675
General Electric Co. (Industrial Conglomerates)	456	92,828
GoDaddy, Inc.*—Class A (IT Services)	146	31,047
HCA Healthcare, Inc. (Health Care Providers & Services)	110	36,290
Hess Corp. (Oil, Gas & Consumable Fuels)	282	39,206
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	251	64,274
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	449	7,503
Howmet Aerospace, Inc. (Aerospace & Defense)	417	52,784
Hubbell, Inc. (Electrical Equipment)	55	23,266
Illinois Tool Works, Inc. (Machinery)	114	29,544
Incyte Corp.* (Biotechnology)	97	7,194
See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 37

Common Stocks, continued

	Shares	Value
Ingersoll Rand, Inc. (Machinery)	412	$38,646
Insulet Corp.* (Health Care Equipment & Supplies)	72	20,043
Intercontinental Exchange, Inc. (Capital Markets)	306	48,908
International Business Machines Corp. (IT Services)	949	242,659
Intuit, Inc. (Software)	287	172,633
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	366	209,308
Iron Mountain, Inc. (Specialized REITs)	300	30,471
Jack Henry & Associates, Inc. (Financial Services)	30	5,223
JPMorgan Chase & Co. (Banks)	1,645	439,709
KKR & Co., Inc. (Capital Markets)	304	50,789
KLA Corp. (Semiconductors & Semiconductor Equipment)	136	100,401
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	357	16,361
Leidos Holdings, Inc. (Professional Services)	71	10,084
Lennox International, Inc. (Building Products)	33	19,550
Live Nation Entertainment, Inc.* (Entertainment)	160	23,149
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	54	22,367
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	238	69,074
Marsh & McLennan Cos., Inc. (Insurance)	223	48,365
Martin Marietta Materials, Inc. (Construction Materials)	33	17,956
Masco Corp. (Building Products)	87	6,897
MasterCard, Inc.—Class A (Financial Services)	840	466,561
Meta Platforms, Inc.—Class A (Interactive Media & Services)	2,237	1,541,696
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	10	13,645
Microsoft Corp. (Software)	3,963	1,644,882
Mid-America Apartment Communities, Inc. (Residential REITs)	49	7,476
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	50	31,869
Monster Beverage Corp.* (Beverages)	315	15,344
Moody's Corp. (Capital Markets)	84	41,953
Morgan Stanley (Capital Markets)	571	79,044
Motorola Solutions, Inc. (Communications Equipment)	173	81,180
MSCI, Inc. (Capital Markets)	80	47,742
Nasdaq, Inc. (Capital Markets)	171	14,080
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	97	11,844
Netflix, Inc.* (Entertainment)	440	429,775
NextEra Energy, Inc. (Electric Utilities)	1,411	100,970
Norwegian Cruise Lines Holdings, Ltd.* (Hotels, Restaurants & Leisure)	450	12,758
NRG Energy, Inc. (Electric Utilities)	206	21,103
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	25,159	3,020,841
NVR, Inc.* (Household Durables)	2	16,032
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	104	21,689
Old Dominion Freight Line, Inc. (Ground Transportation)	90	16,705
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	356	34,593

Common Stocks, continued

	Shares	Value
Oracle Corp. (Software)	1,648	$280,259
O'Reilly Automotive, Inc.* (Specialty Retail)	59	76,371
PACCAR, Inc. (Machinery)	293	32,488
Packaging Corp. of America (Containers & Packaging)	45	9,570
Palantir Technologies, Inc.*—Class A (Software)	2,100	173,229
Palo Alto Networks, Inc.* (Software)	671	123,746
Parker-Hannifin Corp. (Machinery)	130	91,916
Paychex, Inc. (Professional Services)	154	22,741
Paycom Software, Inc. (Professional Services)	50	10,378
PayPal Holdings, Inc.* (Financial Services)	687	60,854
Pentair PLC (Machinery)	107	11,094
Philip Morris International, Inc. (Tobacco)	859	111,842
PPL Corp. (Electric Utilities)	391	13,138
PTC, Inc.* (Software)	58	11,222
Public Service Enterprise Group, Inc. (Multi-Utilities)	238	19,883
Public Storage (Specialized REITs)	163	48,653
PulteGroup, Inc. (Household Durables)	207	23,552
Quanta Services, Inc. (Construction & Engineering)	152	46,757
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	41	10,238
Raymond James Financial, Inc. (Capital Markets)	117	19,712
Raytheon Technologies Corp. (Aerospace & Defense)	777	100,194
Republic Services, Inc. (Commercial Services & Supplies)	209	45,326
ResMed, Inc. (Health Care Equipment & Supplies)	151	35,663
Rollins, Inc. (Commercial Services & Supplies)	168	8,316
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	255	67,983
S&P Global, Inc. (Capital Markets)	154	80,296
Salesforce, Inc. (Software)	980	334,866
ServiceNow, Inc.* (Software)	211	214,878
Simon Property Group, Inc. (Retail REITs)	312	54,244
Stryker Corp. (Health Care Equipment & Supplies)	189	73,954
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	516	14,716
Synchrony Financial (Consumer Finance)	397	27,385
Synopsys, Inc.* (Software)	83	43,615
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	238	17,360
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	224	44,083
Tesla, Inc.* (Automobiles)	2,864	1,158,774
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	19	24,646
The Bank of New York Mellon Corp. (Capital Markets)	402	34,544
The Hartford Financial Services Group, Inc. (Insurance)	162	18,071
The Home Depot, Inc. (Specialty Retail)	449	184,979
The Progressive Corp. (Insurance)	601	148,111
The Sherwin-Williams Co. (Chemicals)	135	48,351
The TJX Cos., Inc. (Specialty Retail)	681	84,982
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	648	35,919
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	266	61,970

See accompanying notes to the financial statements.

38 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
Tractor Supply Co. (Specialty Retail)	295	$16,036
Trane Technologies PLC (Building Products)	231	83,796
TransDigm Group, Inc. (Aerospace & Defense)	57	77,140
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	109	8,171
Tyler Technologies, Inc.* (Software)	43	25,871
Uber Technologies, Inc.* (Ground Transportation)	2,157	144,195
UDR, Inc. (Residential REITs)	137	5,718
United Airlines Holdings, Inc.* (Passenger Airlines)	337	35,668
United Rentals, Inc. (Trading Companies & Distributors)	66	50,032
Veralto Corp. (Commercial Services & Supplies)	121	12,510
Verisk Analytics, Inc. (Professional Services)	64	18,396
Vertex Pharmaceuticals, Inc.* (Biotechnology)	265	122,345
Visa, Inc.—Class A (Financial Services)	1,772	605,670
Vistra Corp. (Independent Power/Renewable Electricity Producers)	349	58,642
Vulcan Materials Co. (Construction Materials)	85	23,303
W.R. Berkley Corp. (Insurance)	169	9,942
W.W. Grainger, Inc. (Trading Companies & Distributors)	44	46,757
Wabtec Corp. (Machinery)	177	36,802
Walmart, Inc. (Consumer Staples Distribution & Retail)	2,980	292,517
Waste Management, Inc. (Commercial Services & Supplies)	200	44,052
Waters Corp.* (Life Sciences Tools & Services)	28	11,633
Welltower, Inc. (Health Care REITs)	326	44,492
Willis Towers Watson PLC (Insurance)	50	16,478
Workday, Inc.*—Class A (Software)	103	26,992

Common Stocks, continued

	Shares	Value
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	93	$8,077
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	116	15,138
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	23	9,015
TOTAL COMMON STOCKS (Cost $16,187,837)		27,212,829

Repurchase Agreements(a) (0.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.08%–4.20%, dated 1/31/25, due 2/3/25, total to be received $98,034	$98,000	$98,000
TOTAL REPURCHASE AGREEMENTS (Cost $98,000)		98,000
TOTAL INVESTMENT SECURITIES (Cost $16,285,837)—100.2%		27,310,829
Net other assets (liabilities)—(0.2)%		(63,868)
NET ASSETS—100.0%		$27,246,961

*  Non-income producing security.

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 39

Large-Cap Growth ProFund invested in the following industries as of January 31, 2025:

	Value	% of Net Assets
Aerospace & Defense	$279,032	1.0%
Automobiles	1,158,774	4.3%
Banks	439,726	1.6%
Beverages	15,344	NM
Biotechnology	336,947	1.2%
Broadline Retail	1,345,536	4.9%
Building Products	153,295	0.6%
Capital Markets	478,926	1.8%
Chemicals	80,126	0.3%
Commercial Services & Supplies	232,625	0.9%
Communications Equipment	211,004	0.8%
Construction & Engineering	46,757	0.2%
Construction Materials	41,259	0.2%
Consumer Finance	260,329	0.9%
Consumer Staples Distribution & Retail	738,362	2.7%
Containers & Packaging	9,569	NM
Electric Utilities	231,805	0.8%
Electrical Equipment	339,504	1.2%
Electronic Equipment, Instruments & Components	104,599	0.4%
Entertainment	464,723	1.7%
Financial Services	1,774,042	6.5%
Ground Transportation	190,779	0.7%
Health Care Equipment & Supplies	508,380	1.9%
Health Care Providers & Services	44,219	0.2%
Health Care REITs	44,492	0.2%
Hotel & Resort REITs	7,503	NM
Hotels, Restaurants & Leisure	622,152	2.3%
Household Durables	73,905	0.3%
Household Products	31,819	0.1%
Independent Power/Renewable Electricity Producers	58,642	0.2%
	Value	% of Net Assets
Industrial Conglomerates	$92,828	0.3%
Insurance	401,419	1.5%
Interactive Media & Services	3,767,511	13.8%
IT Services	316,590	1.1%
Life Sciences Tools & Services	25,278	0.1%
Machinery	542,666	2.0%
Multi-Utilities	19,883	0.1%
Oil, Gas & Consumable Fuels	178,447	0.6%
Passenger Airlines	79,865	0.3%
Pharmaceuticals	655,353	2.4%
Professional Services	157,583	0.6%
Real Estate Management & Development	44,435	0.2%
Residential REITs	42,618	0.1%
Retail REITs	54,244	0.2%
Semiconductors & Semiconductor Equipment	4,308,464	15.8%
Software	3,506,485	12.9%
Specialized REITs	136,090	0.5%
Specialty Retail	419,322	1.5%
Technology Hardware, Storage & Peripherals	1,725,073	6.3%
Textiles, Apparel & Luxury Goods	77,987	0.3%
Tobacco	153,365	0.6%
Trading Companies & Distributors	121,178	0.4%
Wireless Telecommunication Services	61,970	0.3%
Other**	34,132	0.2%
Total	$27,246,961	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

40 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks (99.7%)

	Shares	Value
3M Co. (Industrial Conglomerates)	231	$35,158
A.O. Smith Corp. (Building Products)	51	3,432
Abbott Laboratories (Health Care Equipment & Supplies)	734	93,900
AbbVie, Inc. (Biotechnology)	434	79,814
Accenture PLC—Class A (IT Services)	265	102,012
Adobe, Inc.* (Software)	108	47,245
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	687	79,658
Aflac, Inc. (Insurance)	212	22,765
Agilent Technologies, Inc. (Life Sciences Tools & Services)	121	18,334
Air Products & Chemicals, Inc. (Chemicals)	94	31,514
Akamai Technologies, Inc.* (IT Services)	64	6,394
Albemarle Corp. (Chemicals)	49	4,125
Alexandria Real Estate Equities, Inc. (Office REITs)	66	6,425
Align Technology, Inc.* (Health Care Equipment & Supplies)	29	6,354
Allegion PLC (Building Products)	18	2,389
Alliant Energy Corp. (Electric Utilities)	108	6,359
Allstate Corp. (Insurance)	112	21,541
Altria Group, Inc. (Tobacco)	387	20,213
Amazon.com, Inc.* (Broadline Retail)	1,663	395,262
Amcor PLC (Containers & Packaging)	613	5,958
Ameren Corp. (Multi-Utilities)	113	10,645
American Electric Power Co., Inc. (Electric Utilities)	226	22,229
American International Group, Inc. (Insurance)	264	19,446
American Tower Corp.—Class A (Specialized REITs)	198	36,619
American Water Works Co., Inc. (Water Utilities)	82	10,220
AMETEK, Inc. (Electrical Equipment)	52	9,597
Amgen, Inc. (Biotechnology)	129	36,819
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	211	44,709
ANSYS, Inc.* (Software)	21	7,361
Aon PLC—Class A (Insurance)	45	16,687
APA Corp. (Oil, Gas & Consumable Fuels)	157	3,443
Apple, Inc. (Technology Hardware, Storage & Peripherals)	3,454	815,143
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	202	36,431
Aptiv PLC* (Automobile Components)	100	6,242
Archer-Daniels-Midland Co. (Food Products)	203	10,400
Arthur J. Gallagher & Co. (Insurance)	58	17,506
Assurant, Inc. (Insurance)	21	4,519
AT&T, Inc. (Diversified Telecommunication Services)	3,037	72,068
Atmos Energy Corp. (Gas Utilities)	66	9,406
Automatic Data Processing, Inc. (Professional Services)	74	22,423
AvalonBay Communities, Inc. (Residential REITs)	34	7,531
Avery Dennison Corp. (Containers & Packaging)	34	6,315
Baker Hughes Co. (Energy Equipment & Services)	419	19,349
Ball Corp. (Containers & Packaging)	126	7,018
Bank of America Corp. (Banks)	2,825	130,797
Baxter International, Inc. (Health Care Equipment & Supplies)	217	7,066

Common Stocks, continued

	Shares	Value
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	122	$30,207
Berkshire Hathaway, Inc.*—Class B (Financial Services)	395	185,125
Best Buy Co., Inc. (Specialty Retail)	82	7,041
Biogen, Inc.* (Biotechnology)	61	8,780
Bio-Techne Corp. (Life Sciences Tools & Services)	67	4,928
BlackRock, Inc. (Capital Markets)	61	65,606
Blackstone, Inc. (Capital Markets)	306	54,196
BorgWarner, Inc. (Automobile Components)	94	2,999
Boston Properties, Inc. (Office REITs)	61	4,462
Bristol-Myers Squibb Co. (Pharmaceuticals)	858	50,579
Broadridge Financial Solutions, Inc. (Professional Services)	28	6,670
Brown-Forman Corp.—Class B (Beverages)	77	2,542
Builders FirstSource, Inc.* (Building Products)	24	4,015
Bunge Global SA (Food Products)	59	4,492
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	51	5,074
Cadence Design Systems, Inc.* (Software)	52	15,476
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	90	3,245
Camden Property Trust (Residential REITs)	22	2,502
Campbell Soup Co. (Food Products)	84	3,257
Capital One Financial Corp. (Consumer Finance)	161	32,797
Cardinal Health, Inc. (Health Care Providers & Services)	102	12,613
CarMax, Inc.* (Specialty Retail)	66	5,652
Carrier Global Corp. (Building Products)	184	12,030
Cboe Global Markets, Inc. (Capital Markets)	45	9,195
CDW Corp. (Electronic Equipment, Instruments & Components)	56	11,152
Celanese Corp. (Chemicals)	46	3,268
Cencora, Inc. (Health Care Providers & Services)	74	18,812
Centene Corp.* (Health Care Providers & Services)	214	13,702
CenterPoint Energy, Inc. (Multi-Utilities)	276	8,989
CF Industries Holdings, Inc. (Chemicals)	74	6,824
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	21	3,460
Charter Communications, Inc.*—Class A (Media)	41	14,165
Chevron Corp. (Oil, Gas & Consumable Fuels)	707	105,477
Chubb, Ltd. (Insurance)	159	43,230
Church & Dwight Co., Inc. (Household Products)	104	10,974
Cincinnati Financial Corp. (Insurance)	31	4,249
Cisco Systems, Inc. (Communications Equipment)	1,687	102,233
Citigroup, Inc. (Banks)	800	65,144
Citizens Financial Group, Inc. (Banks)	186	8,848
CME Group, Inc. (Capital Markets)	153	36,188
CMS Energy Corp. (Multi-Utilities)	126	8,316
Cognizant Technology Solutions Corp.—Class A (IT Services)	209	17,265
Colgate-Palmolive Co. (Household Products)	194	16,820
Comcast Corp.—Class A (Media)	1,616	54,394
Conagra Brands, Inc. (Food Products)	203	5,256
ConocoPhillips (Oil, Gas & Consumable Fuels)	547	54,060
Consolidated Edison, Inc. (Multi-Utilities)	147	13,780
Constellation Brands, Inc.—Class A (Beverages)	66	11,933
Corning, Inc. (Electronic Equipment, Instruments & Components)	326	16,977

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 41

Common Stocks, continued

	Shares	Value
Corteva, Inc. (Chemicals)	291	$18,994
CoStar Group, Inc.* (Real Estate Management & Development)	173	13,252
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	312	8,649
Crown Castle International Corp. (Specialized REITs)	184	16,428
CSX Corp. (Ground Transportation)	442	14,529
CVS Health Corp. (Health Care Providers & Services)	533	30,104
D.R. Horton, Inc. (Household Durables)	124	17,595
Danaher Corp. (Life Sciences Tools & Services)	272	60,585
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	28	5,467
Deere & Co. (Machinery)	60	28,593
Dell Technologies, Inc.—Class C (Technology Hardware, Storage & Peripherals)	69	7,148
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	278	9,480
Dexcom, Inc.* (Health Care Equipment & Supplies)	94	8,162
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	79	12,984
Digital Realty Trust, Inc. (Specialized REITs)	132	21,630
Dollar General Corp. (Consumer Staples Distribution & Retail)	93	6,609
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	86	6,308
Dominion Energy, Inc. (Multi-Utilities)	355	19,734
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	8	3,593
Dover Corp. (Machinery)	32	6,518
Dow, Inc. (Chemicals)	297	11,598
DTE Energy Co. (Multi-Utilities)	87	10,430
Duke Energy Corp. (Electric Utilities)	327	36,621
DuPont de Nemours, Inc. (Chemicals)	176	13,517
Eastman Chemical Co. (Chemicals)	49	4,883
eBay, Inc. (Broadline Retail)	67	4,521
Ecolab, Inc. (Chemicals)	54	13,510
Edison International (Electric Utilities)	164	8,856
Edwards LifeSciences Corp.* (Health Care Equipment & Supplies)	249	18,040
Electronic Arts, Inc. (Entertainment)	61	7,498
Elevance Health, Inc. (Health Care Providers & Services)	98	38,778
Emerson Electric Co. (Electrical Equipment)	78	10,136
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	58	3,612
Entergy Corp. (Electric Utilities)	181	14,675
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	238	29,938
EPAM Systems, Inc.* (IT Services)	24	6,095
EQT Corp. (Oil, Gas & Consumable Fuels)	253	12,933
Equifax, Inc. (Professional Services)	53	14,563
Equinix, Inc. (Specialized REITs)	21	19,187
Equity Residential (Residential REITs)	145	10,241
Essex Property Trust, Inc. (Residential REITs)	14	3,984
Everest Group, Ltd. (Insurance)	18	6,255
Evergy, Inc. (Electric Utilities)	98	6,289
Eversource Energy (Electric Utilities)	155	8,940
Exelon Corp. (Electric Utilities)	425	17,000

Common Stocks, continued

	Shares	Value
Expeditors International of Washington, Inc. (Air Freight & Logistics)	59	$6,701
Extra Space Storage, Inc. (Specialized REITs)	49	7,546
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1,860	198,704
F5, Inc.* (Communications Equipment)	13	3,864
FactSet Research Systems, Inc. (Capital Markets)	9	4,270
Fastenal Co. (Trading Companies & Distributors)	105	7,690
Federal Realty Investment Trust (Retail REITs)	33	3,585
FedEx Corp. (Air Freight & Logistics)	95	25,163
Fidelity National Information Services, Inc. (Financial Services)	228	18,575
Fifth Third Bancorp (Banks)	284	12,584
First Horizon Corp. (Banks)	1	19
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	21	3,518
FirstEnergy Corp. (Electric Utilities)	217	8,637
FMC Corp. (Chemicals)	53	2,956
Ford Motor Co. (Automobiles)	1,653	16,662
Fortive Corp. (Machinery)	147	11,956
Fox Corp.—Class A (Media)	94	4,811
Fox Corp.—Class B (Media)	55	2,673
Franklin Resources, Inc. (Capital Markets)	132	2,936
Freeport-McMoRan, Inc. (Metals & Mining)	609	21,833
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	193	17,042
Gen Digital, Inc. (Software)	97	2,610
Generac Holdings, Inc.* (Electrical Equipment)	9	1,344
General Dynamics Corp. (Aerospace & Defense)	109	28,011
General Electric Co. (Industrial Conglomerates)	271	55,167
General Mills, Inc. (Food Products)	235	14,133
General Motors Co. (Automobiles)	465	22,999
Genuine Parts Co. (Distributors)	59	6,859
Gilead Sciences, Inc. (Biotechnology)	527	51,224
Global Payments, Inc. (Financial Services)	108	12,188
Globe Life, Inc. (Insurance)	35	4,273
Halliburton Co. (Energy Equipment & Services)	373	9,705
Hasbro, Inc. (Leisure Products)	55	3,181
HCA Healthcare, Inc. (Health Care Providers & Services)	32	10,557
Healthpeak Properties, Inc. (Health Care REITs)	297	6,136
Henry Schein, Inc.* (Health Care Providers & Services)	53	4,240
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	550	11,655
Hologic, Inc.* (Health Care Equipment & Supplies)	99	7,142
Honeywell International, Inc. (Industrial Conglomerates)	275	61,524
Hormel Foods Corp. (Food Products)	124	3,718
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	110	1,838
HP, Inc. (Technology Hardware, Storage & Peripherals)	409	13,293
Humana, Inc. (Health Care Providers & Services)	51	14,955
Huntington Bancshares, Inc. (Banks)	615	10,578
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	16	3,156
IDEX Corp. (Machinery)	32	7,178
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	34	14,350

See accompanying notes to the financial statements.

42 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
Illinois Tool Works, Inc. (Machinery)	67	$17,364
Incyte Corp.* (Biotechnology)	27	2,002
Intel Corp. (Semiconductors & Semiconductor Equipment)	1,826	35,479
Intercontinental Exchange, Inc. (Capital Markets)	116	18,540
International Flavors & Fragrances, Inc. (Chemicals)	108	9,406
International Paper Co. (Containers & Packaging)	147	8,178
Invesco, Ltd. (Capital Markets)	192	3,692
Invitation Homes, Inc. (Residential REITs)	242	7,538
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	73	14,699
J.B. Hunt Transport Services, Inc. (Ground Transportation)	34	5,821
Jabil, Inc. (Electronic Equipment, Instruments & Components)	48	7,796
Jack Henry & Associates, Inc. (Financial Services)	19	3,308
Jacobs Solutions, Inc. (Professional Services)	53	7,427
Johnson & Johnson (Pharmaceuticals)	1,019	155,041
Johnson Controls International PLC (Building Products)	282	21,996
JPMorgan Chase & Co. (Banks)	512	136,857
Juniper Networks, Inc. (Communications Equipment)	140	4,880
Kellanova (Food Products)	114	9,317
Kenvue, Inc. (Personal Care Products)	813	17,308
Keurig Dr Pepper, Inc. (Beverages)	477	15,312
KeyCorp (Banks)	420	7,552
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	73	13,020
Kimberly-Clark Corp. (Household Products)	141	18,326
Kimco Realty Corp. (Retail REITs)	286	6,421
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	818	22,479
KKR & Co., Inc. (Capital Markets)	160	26,731
L3Harris Technologies, Inc. (Aerospace & Defense)	80	16,961
Labcorp Holdings, Inc. (Health Care Providers & Services)	35	8,743
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	545	44,172
Lamb Weston Holdings, Inc. (Food Products)	60	3,596
Leidos Holdings, Inc. (Professional Services)	27	3,835
Lennar Corp.—Class A (Household Durables)	101	13,255
Linde PLC (Chemicals)	201	89,670
LKQ Corp. (Distributors)	110	4,113
Lockheed Martin Corp.—Class B (Aerospace & Defense)	89	41,203
Loews Corp. (Insurance)	76	6,494
Lowe's Cos., Inc. (Specialty Retail)	240	62,410
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	26	10,769
LyondellbBasell Industries N.V.—Class A (Chemicals)	109	8,251
M&T Bank Corp. (Banks)	71	14,288
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	136	19,817
MarketAxess Holdings, Inc. (Capital Markets)	16	3,530
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	1	187

Common Stocks, continued

	Shares	Value
Marsh & McLennan Cos., Inc. (Insurance)	116	$25,158
Martin Marietta Materials, Inc. (Construction Materials)	13	7,074
Masco Corp. (Building Products)	54	4,281
Match Group, Inc.* (Interactive Media & Services)	106	3,784
McCormick & Co., Inc. (Food Products)	107	8,264
McDonald's Corp. (Hotels, Restaurants & Leisure)	303	87,475
McKesson Corp. (Health Care Providers & Services)	54	32,117
Medtronic PLC (Health Care Equipment & Supplies)	542	49,223
Merck & Co., Inc. (Pharmaceuticals)	1,070	105,737
MetLife, Inc. (Insurance)	246	21,281
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	5	6,822
MGM Resorts International* (Hotels, Restaurants & Leisure)	96	3,310
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	227	12,326
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	469	42,792
Microsoft Corp. (Software)	1,509	626,325
Mid-America Apartment Communities, Inc. (Residential REITs)	29	4,425
Moderna, Inc.* (Biotechnology)	144	5,676
Mohawk Industries, Inc.* (Household Durables)	22	2,691
Molina Healthcare, Inc.* (Health Care Providers & Services)	25	7,760
Molson Coors Beverage Co.—Class B (Beverages)	74	4,052
Mondelez International, Inc.—Class A (Food Products)	566	32,821
Monster Beverage Corp.* (Beverages)	166	8,086
Moody's Corp. (Capital Markets)	32	15,982
Morgan Stanley (Capital Markets)	288	39,868
Nasdaq, Inc. (Capital Markets)	104	8,563
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	46	5,617
Newmont Corp. (Metals & Mining)	481	20,548
News Corp.—Class A (Media)	160	4,499
News Corp.—Class B (Media)	48	1,519
NextEra Energy, Inc. (Electric Utilities)	287	20,538
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	503	38,681
NiSource, Inc. (Multi-Utilities)	198	7,385
Nordson Corp. (Machinery)	24	5,285
Norfolk Southern Corp. (Ground Transportation)	95	24,254
Northern Trust Corp. (Capital Markets)	84	9,432
Northrop Grumman Corp. (Aerospace & Defense)	58	28,262
Nucor Corp. (Metals & Mining)	99	12,715
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	65	13,556
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	286	13,342
Old Dominion Freight Line, Inc. (Ground Transportation)	42	7,796
Omnicom Group, Inc. (Media)	82	7,117

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 43

Common Stocks, continued

	Shares	Value
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	180	$9,421
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	115	11,175
Otis Worldwide Corp. (Machinery)	169	16,126
PACCAR, Inc. (Machinery)	100	11,088
Packaging Corp. of America (Containers & Packaging)	19	4,041
Paramount Global(a)—Class B (Media)	253	2,753
Paychex, Inc. (Professional Services)	72	10,632
PayPal Holdings, Inc.* (Financial Services)	140	12,401
Pentair PLC (Machinery)	25	2,592
PepsiCo, Inc. (Beverages)	580	87,400
Pfizer, Inc. (Pharmaceuticals)	2,398	63,595
PG&E Corp. (Electric Utilities)	926	14,492
Philip Morris International, Inc. (Tobacco)	302	39,320
Phillips 66 (Oil, Gas & Consumable Fuels)	175	20,627
Pinnacle West Capital Corp. (Electric Utilities)	48	4,174
PNC Financial Services Group, Inc. (Banks)	168	33,760
Pool Corp. (Distributors)	16	5,508
PPG Industries, Inc. (Chemicals)	98	11,307
PPL Corp. (Electric Utilities)	150	5,040
Principal Financial Group, Inc. (Insurance)	89	7,338
Prologis, Inc. (Industrial REITs)	392	46,746
Prudential Financial, Inc. (Insurance)	151	18,235
PTC, Inc.* (Software)	27	5,224
Public Service Enterprise Group, Inc. (Multi-Utilities)	112	9,356
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	471	81,449
Quest Diagnostics, Inc. (Health Care Providers & Services)	47	7,666
Raymond James Financial, Inc. (Capital Markets)	29	4,886
Raytheon Technologies Corp. (Aerospace & Defense)	242	31,206
Realty Income Corp. (Retail REITs)	371	20,271
Regency Centers Corp. (Retail REITs)	69	4,957
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	45	30,284
Regions Financial Corp. (Banks)	386	9,511
Revvity, Inc. (Life Sciences Tools & Services)	52	6,559
Rockwell Automation, Inc. (Electrical Equipment)	48	13,365
Rollins, Inc. (Commercial Services & Supplies)	50	2,475
Roper Technologies, Inc. (Software)	46	26,480
Ross Stores, Inc. (Specialty Retail)	140	21,078
S&P Global, Inc. (Capital Markets)	72	37,542
SBA Communications Corp.—Class A (Specialized REITs)	46	9,088
Schlumberger N.V. (Energy Equipment & Services)	598	24,088
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	89	8,576
Sempra (Multi-Utilities)	268	22,226
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	67	5,947
Smurfit WestRock PLC* (Containers & Packaging)	210	11,148
Snap-on, Inc. (Machinery)	22	7,813
Solventum Corp.* (Health Care Equipment & Supplies)	59	4,370
Southwest Airlines Co. (Passenger Airlines)	255	7,831
Stanley Black & Decker, Inc. (Machinery)	65	5,725

Common Stocks, continued

	Shares	Value
Starbucks Corp. (Hotels, Restaurants & Leisure)	480	$51,686
State Street Corp. (Capital Markets)	124	12,601
Steel Dynamics, Inc. (Metals & Mining)	60	7,692
STERIS PLC (Health Care Equipment & Supplies)	41	9,047
Stryker Corp. (Health Care Equipment & Supplies)	68	26,608
Synopsys, Inc.* (Software)	32	16,815
Sysco Corp. (Consumer Staples Distribution & Retail)	208	15,167
T. Rowe Price Group, Inc. (Capital Markets)	94	10,990
Take-Two Interactive Software, Inc.* (Entertainment)	69	12,800
Target Corp. (Consumer Staples Distribution & Retail)	195	26,892
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	127	18,792
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	20	10,227
Teleflex, Inc. (Health Care Equipment & Supplies)	20	3,605
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	69	7,990
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	386	71,259
Textron, Inc. (Aerospace & Defense)	79	6,044
The AES Corp. (Independent Power/Renewable Electricity Producers)	302	3,322
The Bank of New York Mellon Corp. (Capital Markets)	141	12,116
The Boeing Co.* (Aerospace & Defense)	316	55,779
The Charles Schwab Corp. (Capital Markets)	633	52,362
The Cigna Group (Health Care Providers & Services)	118	34,716
The Clorox Co. (Household Products)	53	8,410
The Coca-Cola Co. (Beverages)	1,640	104,107
The Cooper Cos., Inc.* (Health Care Equipment & Supplies)	85	8,207
The Estee Lauder Cos., Inc. (Personal Care Products)	99	8,260
The Goldman Sachs Group, Inc. (Capital Markets)	133	85,172
The Hartford Financial Services Group, Inc. (Insurance)	55	6,135
The Hershey Co. (Food Products)	62	9,254
The Home Depot, Inc. (Specialty Retail)	235	96,816
The Interpublic Group of Cos., Inc. (Media)	158	4,530
The J.M. Smucker Co. (Food Products)	45	4,810
The Kraft Heinz Co. (Food Products)	374	11,160
The Kroger Co. (Consumer Staples Distribution & Retail)	281	17,321
The Mosaic Co. (Chemicals)	135	3,765
The Procter & Gamble Co. (Household Products)	996	165,326
The Sherwin-Williams Co. (Chemicals)	42	15,043
The Southern Co. (Electric Utilities)	463	38,868
The TJX Cos., Inc. (Specialty Retail)	195	24,334
The Travelers Cos., Inc. (Insurance)	96	23,537
The Walt Disney Co. (Entertainment)	766	86,604
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	247	13,691
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	162	96,836

See accompanying notes to the financial statements.

44 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	96	$22,365
Tractor Supply Co. (Specialty Retail)	104	5,653
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	58	4,348
Truist Financial Corp. (Banks)	561	26,715
Tyson Foods, Inc.—Class A (Food Products)	121	6,835
U.S. Bancorp (Banks)	660	31,535
UDR, Inc. (Residential REITs)	70	2,922
Ulta Beauty, Inc.* (Specialty Retail)	20	8,243
Union Pacific Corp. (Ground Transportation)	256	63,433
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	309	35,297
UnitedHealth Group, Inc. (Health Care Providers & Services)	389	211,028
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	25	4,714
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	134	17,822
Ventas, Inc. (Health Care REITs)	178	10,755
Veralto Corp. (Commercial Services & Supplies)	54	5,583
VeriSign, Inc.* (IT Services)	35	7,525
Verisk Analytics, Inc. (Professional Services)	33	9,486
Verizon Communications, Inc. (Diversified Telecommunication Services)	1,781	70,154
Viatris, Inc. (Pharmaceuticals)	506	5,708
VICI Properties, Inc. (Specialized REITs)	446	13,277
Vulcan Materials Co. (Construction Materials)	21	5,757
W.R. Berkley Corp. (Insurance)	58	3,412
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	304	3,125
Walmart, Inc. (Consumer Staples Distribution & Retail)	606	59,485
Warner Bros. Discovery, Inc.* (Entertainment)	946	9,876
Waste Management, Inc. (Commercial Services & Supplies)	73	16,079
Waters Corp.* (Life Sciences Tools & Services)	14	5,817
WEC Energy Group, Inc. (Multi-Utilities)	134	13,301
Wells Fargo & Co. (Banks)	1,408	110,950
Welltower, Inc. (Health Care REITs)	115	15,695
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	31	10,588

Common Stocks, continued

	Shares	Value
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	146	$9,509
Weyerhaeuser Co. (Specialized REITs)	308	9,431
Willis Towers Watson PLC (Insurance)	22	7,250
Workday, Inc.*—Class A (Software)	48	12,579
Xcel Energy, Inc. (Electric Utilities)	244	16,397
Xylem, Inc. (Machinery)	102	12,652
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	69	9,005
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	12	4,703
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	85	9,306
Zoetis, Inc. (Pharmaceuticals)	191	32,642
TOTAL COMMON STOCKS (Cost $8,753,666)		10,410,809

Collateral for Securities Loaned(b)(NM)

Invesco Government & Agency Portfolio— Institutional Shares, 4.34%(c)	1,418	1,418
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,418)		1,418
TOTAL INVESTMENT SECURITIES (Cost $8,755,084)—99.7%		10,412,227
Net other assets (liabilities)—0.3%		33,293
NET ASSETS—100.0%		$10,445,520

*  Non-income producing security.

(a)  All or part of this security was on loan as of January 31, 2025. The total value of securities on loan as of January 31, 2025 was $1,371.

(b)  Securities were purchased with cash collateral held from securities on loan at January 31, 2025.

(c)  Rate periodically changes. Rate disclosed is the daily yield as of January 31, 2025.

NM  Not meaningful, amount is less than 0.05%

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 45

Large-Cap Value ProFund invested in the following industries as of January 31, 2025:

	Value	% of Net Assets
Aerospace & Defense	$210,622	2.0%
Air Freight & Logistics	72,235	0.7%
Automobile Components	9,241	0.1%
Automobiles	39,661	0.4%
Banks	599,138	5.8%
Beverages	233,431	2.2%
Biotechnology	214,599	2.0%
Broadline Retail	399,783	3.8%
Building Products	48,143	0.5%
Capital Markets	514,398	4.9%
Chemicals	248,631	2.4%
Commercial Services & Supplies	24,137	0.2%
Communications Equipment	110,977	1.1%
Construction Materials	12,831	0.1%
Consumer Finance	32,797	0.3%
Consumer Staples Distribution & Retail	134,907	1.3%
Containers & Packaging	42,658	0.4%
Distributors	16,480	0.2%
Diversified Telecommunication Services	142,222	1.4%
Electric Utilities	229,115	2.2%
Electrical Equipment	34,442	0.3%
Electronic Equipment, Instruments & Components	87,015	0.9%
Energy Equipment & Services	53,142	0.5%
Entertainment	116,778	1.1%
Financial Services	231,597	2.2%
Food Products	127,313	1.2%
Gas Utilities	9,406	0.1%
Ground Transportation	115,833	1.1%
Health Care Equipment & Supplies	312,629	3.0%
Health Care Providers & Services	450,506	4.3%
Health Care REITs	32,586	0.3%
Hotel & Resort REITs	1,838	NM
Hotels, Restaurants & Leisure	163,968	1.6%
Household Durables	33,541	0.3%
Household Products	219,856	2.1%
Independent Power/Renewable Electricity Producers	3,322	NM
Industrial Conglomerates	151,849	1.4%
	Value	% of Net Assets
Industrial REITs	$46,746	0.5%
Insurance	279,311	2.7%
Interactive Media & Services	3,784	NM
IT Services	139,291	1.3%
Leisure Products	3,181	NM
Life Sciences Tools & Services	228,627	2.2%
Machinery	132,890	1.3%
Media	96,461	0.9%
Metals & Mining	62,788	0.6%
Multi-Utilities	124,162	1.2%
Office REITs	10,887	0.1%
Oil, Gas & Consumable Fuels	554,621	5.3%
Passenger Airlines	7,831	0.1%
Personal Care Products	25,568	0.3%
Pharmaceuticals	413,302	4.0%
Professional Services	75,036	0.7%
Real Estate Management & Development	13,252	0.1%
Residential REITs	39,143	0.4%
Retail REITs	35,234	0.3%
Semiconductors & Semiconductor Equipment	492,319	4.7%
Software	760,115	7.3%
Specialized REITs	133,206	1.3%
Specialty Retail	231,227	2.2%
Technology Hardware, Storage & Peripherals	870,941	8.3%
Textiles, Apparel & Luxury Goods	49,450	0.5%
Tobacco	59,534	0.6%
Trading Companies & Distributors	7,690	0.1%
Water Utilities	10,220	0.1%
Wireless Telecommunication Services	22,365	0.2%
Other**	34,711	0.3%
Total	$10,445,520	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

46 :: Materials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks (78.1%)

	Shares	Value
Air Products & Chemicals, Inc. (Chemicals)	695	$233,006
Albemarle Corp. (Chemicals)	367	30,898
Amcor PLC (Containers & Packaging)	4,518	43,915
Avery Dennison Corp. (Containers & Packaging)	252	46,804
Ball Corp. (Containers & Packaging)	933	51,968
Celanese Corp. (Chemicals)	341	24,225
CF Industries Holdings, Inc. (Chemicals)	543	50,070
Corteva, Inc. (Chemicals)	2,148	140,200
Dow, Inc. (Chemicals)	2,188	85,441
DuPont de Nemours, Inc. (Chemicals)	1,307	100,378
Eastman Chemical Co. (Chemicals)	362	36,073
Ecolab, Inc. (Chemicals)	787	196,900
FMC Corp. (Chemicals)	390	21,754
Freeport-McMoRan, Inc. (Metals & Mining)	4,491	161,002
International Flavors & Fragrances, Inc. (Chemicals)	798	69,498
International Paper Co. (Containers & Packaging)	1,086	60,414
Linde PLC (Chemicals)	1,489	664,273
LyondellbBasell Industries N.V.—Class A (Chemicals)	812	61,468
Martin Marietta Materials, Inc. (Construction Materials)	192	104,471
Newmont Corp. (Metals & Mining)	3,557	151,955
Nucor Corp. (Metals & Mining)	736	94,524
Packaging Corp. of America (Containers & Packaging)	279	59,332
PPG Industries, Inc. (Chemicals)	726	83,766
Smurfit WestRock PLC* (Containers & Packaging)	1,544	81,971
Steel Dynamics, Inc. (Metals & Mining)	443	56,793
The Mosaic Co. (Chemicals)	990	27,611

Common Stocks, continued

	Shares	Value
The Sherwin-Williams Co. (Chemicals)	725	$259,666
Vulcan Materials Co. (Construction Materials)	412	112,950
TOTAL COMMON STOCKS (Cost $1,177,959)		3,111,326

Repurchase Agreements(a)(b) (25.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.08%–4.20%, dated 1/31/25, due 2/3/25, total to be received $1,033,360	$1,033,000	$1,033,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,033,000)		1,033,000
TOTAL INVESTMENT SECURITIES (Cost $2,210,959)—104.0%		4,144,326
Net other assets (liabilities)—(4.0)%		(159,790)
NET ASSETS—100.0%		$3,984,536

*  Non-income producing security.

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2025, the aggregate amount held in a segregated account was $429,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Materials Select Sector Index	Goldman Sachs International	2/24/25	5.08%	$1,601,595	$(9,437)
S&P Materials Select Sector Index	UBS AG	2/24/25	5.13%	1,280,709	(8,824)
				$2,882,304	$(18,261)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of January 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Materials UltraSector ProFund invested in the following industries as of January 31, 2025:

	Value	% of Net Assets
Chemicals	$2,085,226	52.3%
Construction Materials	217,421	5.5%
Containers & Packaging	344,404	8.6%
Metals & Mining	464,275	11.7%
Other**	873,210	21.9%
Total	$3,984,536	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Growth ProFund :: 47

Common Stocks (99.8%)

	Shares	Value
AAON, Inc. (Building Products)	164	$19,086
Abercrombie & Fitch Co.*—Class A (Specialty Retail)	123	14,684
Acuity Brands, Inc. (Electrical Equipment)	74	24,597
Advanced Drainage Systems, Inc. (Building Products)	81	9,794
AECOM (Construction & Engineering)	170	17,925
Affiliated Managers Group, Inc. (Capital Markets)	29	5,450
Agree Realty Corp. (Retail REITs)	102	7,402
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	118	2,843
Altair Engineering, Inc.*—Class A (Software)	90	9,932
American Airlines Group, Inc.* (Passenger Airlines)	1,580	26,734
American Financial Group, Inc. (Insurance)	76	10,379
American Homes 4 Rent—Class A (Residential REITs)	289	10,008
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	404	6,480
Appfolio, Inc.*—Class A (Software)	55	12,865
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	92	23,923
AptarGroup, Inc. (Containers & Packaging)	85	13,358
Aspen Technology, Inc.* (Software)	65	17,131
Axalta Coating Systems, Ltd.* (Chemicals)	282	10,135
Belden, Inc. (Electronic Equipment, Instruments & Components)	98	11,414
BellRing Brands, Inc.* (Personal Care Products)	142	10,984
BJ's Wholesale Club Holdings, Inc.* (Consumer Staples Distribution & Retail)	149	14,758
Blackbaud, Inc.* (Software)	47	3,626
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	97	7,435
Brixmor Property Group, Inc. (Retail REITs)	393	10,241
Bruker Corp. (Life Sciences Tools & Services)	122	7,094
Burlington Stores, Inc.* (Specialty Retail)	152	43,157
BWX Technologies, Inc. (Aerospace & Defense)	220	24,845
Cabot Corp. (Chemicals)	74	6,399
CACI International, Inc.*—Class A (Professional Services)	32	12,360
Carlisle Cos., Inc. (Building Products)	109	42,451
Carpenter Technology Corp. (Metals & Mining)	120	23,167
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)	62	26,150
Celsius Holdings, Inc.* (Beverages)	241	6,020
ChampionX Corp. (Energy Equipment & Services)	183	5,241
Chart Industries, Inc.* (Machinery)	102	21,582
Chemed Corp. (Health Care Providers & Services)	16	8,992
Chewy, Inc.*—Class A (Specialty Retail)	395	15,397
Choice Hotels International, Inc.(a) (Hotels, Restaurants & Leisure)	53	7,808
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	177	21,874
Ciena Corp.* (Communications Equipment)	208	18,125
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	77	7,734
Clean Harbors, Inc.* (Commercial Services & Supplies)	122	28,426
Common Stocks, continued

	Shares	Value
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	358	$9,802
Coca-Cola Consolidated, Inc. (Beverages)	15	20,514
Cognex Corp. (Electronic Equipment, Instruments & Components)	165	6,584
Coherent Corp.* (Electronic Equipment, Instruments & Components)	372	33,662
Comfort Systems USA, Inc. (Construction & Engineering)	85	37,123
Commerce Bancshares, Inc. (Banks)	167	11,156
CommVault Systems, Inc.* (Software)	106	16,882
COPT Defense Properties (Office REITs)	139	4,092
Core & Main, Inc.*—Class A (Trading Companies & Distributors)	288	16,255
Crane Co. (Machinery)	63	10,730
Crane NXT Co. (Electronic Equipment, Instruments & Components)	47	3,007
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	140	14,290
CubeSmart (Specialized REITs)	293	12,218
Cullen/Frost Bankers, Inc. (Banks)	109	15,195
Curtiss-Wright Corp. (Aerospace & Defense)	91	31,572
Cytokinetics, Inc.* (Biotechnology)	142	7,023
Dick's Sporting Goods, Inc. (Specialty Retail)	83	19,924
DocuSign, Inc.* (Software)	489	47,300
Donaldson Co., Inc. (Machinery)	164	11,675
Doximity, Inc.*—Class A (Health Care Technology)	308	18,203
Dropbox, Inc.*—Class A (Software)	326	10,481
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	233	23,552
Duolingo, Inc.* (Diversified Consumer Services)	91	33,123
Dynatrace, Inc.* (Software)	718	41,464
Eagle Materials, Inc. (Construction Materials)	80	20,539
East West Bancorp, Inc. (Banks)	333	34,288
EastGroup Properties, Inc. (Industrial REITs)	56	9,499
elf Beauty, Inc.* (Personal Care Products)	136	13,587
EMCOR Group, Inc. (Construction & Engineering)	110	49,286
Encompass Health Corp. (Health Care Providers & Services)	170	16,876
Equitable Holdings, Inc. (Financial Services)	754	41,032
Equity LifeStyle Properties, Inc. (Residential REITs)	229	14,988
Esab Corp. (Machinery)	137	16,966
Euronet Worldwide, Inc.* (Financial Services)	59	5,812
Evercore Partners, Inc. (Capital Markets)	85	24,759
Exelixis, Inc.* (Biotechnology)	687	22,774
ExlService Holdings, Inc.* (Professional Services)	386	19,400
Exponent, Inc. (Professional Services)	74	6,784
Fabrinet* (Electronic Equipment, Instruments & Components)	88	19,026
Federated Hermes, Inc.—Class B (Capital Markets)	113	4,494
First Financial Bankshares, Inc. (Banks)	173	6,446
First Industrial Realty Trust, Inc. (Industrial REITs)	170	9,076
FirstCash Holdings, Inc. (Consumer Finance)	60	6,549
Floor & Decor Holdings, Inc.*—Class A (Specialty Retail)	144	14,414
Flowserve Corp. (Machinery)	221	13,839
GameStop Corp.*—Class A (Specialty Retail)	429	11,540

See accompanying notes to the financial statements.

48 :: Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
Gaming and Leisure Properties, Inc. (Specialized REITs)	284	$13,743
GATX Corp.* (Trading Companies & Distributors)	52	8,604
Genpact, Ltd. (Professional Services)	206	10,030
Gentex Corp. (Automobile Components)	222	5,754
Glacier Bancorp, Inc. (Banks)	122	6,060
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	273	25,314
Graco, Inc. (Machinery)	199	16,750
Grand Canyon Education, Inc.* (Diversified Consumer Services)	70	12,295
Graphic Packaging Holding Co. (Containers & Packaging)	280	7,680
Guidewire Software, Inc.* (Software)	201	42,464
H&R Block, Inc. (Diversified Consumer Services)	328	18,142
Haemonetics Corp.* (Health Care Equipment & Supplies)	69	4,764
Halozyme Therapeutics, Inc.* (Biotechnology)	306	17,332
Hamilton Lane, Inc.—Class A (Capital Markets)	102	16,236
HealthEquity, Inc.* (Health Care Providers & Services)	210	23,188
Hexcel Corp. (Aerospace & Defense)	97	6,324
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	148	6,098
Home BancShares, Inc. (Banks)	169	5,102
Houlihan Lokey, Inc. (Capital Markets)	129	23,443
Hyatt Hotels Corp.—Class A (Hotels, Restaurants & Leisure)	103	16,298
IDACORP, Inc. (Electric Utilities)	52	5,717
Illumina, Inc.* (Life Sciences Tools & Services)	198	26,283
Independence Realty Trust, Inc. (Residential REITs)	323	6,205
Ingredion, Inc. (Food Products)	69	9,415
Interactive Brokers Group, Inc.—Class A (Capital Markets)	262	56,970
International Bancshares Corp. (Banks)	90	5,930
Iridium Communications, Inc.* (Diversified Telecommunication Services)	133	3,824
ITT, Inc. (Machinery)	140	21,143
Janus Henderson Group PLC (Capital Markets)	122	5,481
Jefferies Financial Group, Inc. (Capital Markets)	207	15,916
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	61	17,251
KB Home (Household Durables)	87	5,838
KBR, Inc. (Professional Services)	135	7,347
Kinsale Capital Group, Inc. (Insurance)	53	23,423
Kirby Corp.* (Marine Transportation)	138	15,063
Kite Realty Group Trust (Retail REITs)	225	5,209
Knife River Corp.* (Construction Materials)	136	14,087
Kyndryl Holdings, Inc.* (IT Services)	312	11,844
Lamar Advertising Co.—Class A (Specialized REITs)	134	16,940
Lancaster Colony Corp. (Food Products)	23	3,881
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	167	15,449
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	162	9,237
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	211	18,549
Lincoln Electric Holdings, Inc. (Machinery)	77	15,306

Common Stocks, continued

	Shares	Value
LivaNova PLC* (Health Care Equipment & Supplies)	52	$2,597
Louisiana-Pacific Corp. (Paper & Forest Products)	151	17,662
Lumentum Holdings, Inc.* (Communications Equipment)	104	8,846
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	140	18,515
Manhattan Associates, Inc.* (Software)	148	30,871
Maplebear, Inc.* (Consumer Staples Distribution & Retail)	178	8,594
Masimo Corp.* (Health Care Equipment & Supplies)	108	18,817
MasTec, Inc.* (Construction & Engineering)	149	21,618
Matador Resources Co. (Oil, Gas & Consumable Fuels)	178	10,324
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	62	21,647
MGIC Investment Corp. (Financial Services)	292	7,458
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	68	7,703
Morningstar, Inc. (Capital Markets)	66	21,690
MSA Safety, Inc. (Commercial Services & Supplies)	47	7,742
Mueller Industries, Inc. (Machinery)	273	21,499
Murphy USA, Inc. (Specialty Retail)	45	22,631
National Storage Affiliates Trust (Specialized REITs)	168	6,241
Neurocrine Biosciences, Inc.* (Biotechnology)	244	37,044
NewMarket Corp. (Chemicals)	9	4,482
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	52	7,782
nVent Electric PLC (Electrical Equipment)	396	25,776
Ollie's Bargain Outlet Holdings, Inc.* (Broadline Retail)	87	9,701
Omega Healthcare Investors, Inc. (Health Care REITs)	259	9,599
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	68	13,924
Ormat Technologies, Inc. (Independent Power/ Renewable Electricity Producers)	62	3,977
Owens Corning (Building Products)	206	38,017
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)	242	3,265
Parsons Corp.* (Professional Services)	111	8,799
Paylocity Holding Corp.* (Professional Services)	105	21,580
Penumbra, Inc.* (Health Care Equipment & Supplies)	60	16,018
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	1,531	22,429
Pilgrim's Pride Corp.* (Food Products)	97	4,514
Pinnacle Financial Partners, Inc. (Banks)	117	14,598
Planet Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)	202	21,848
Post Holdings, Inc.* (Food Products)	65	6,900
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	47	2,929
Primerica, Inc. (Insurance)	80	23,214
Pure Storage, Inc.*—Class A (Technology Hardware, Storage & Peripherals)	749	50,775
Qualys, Inc.* (Software)	50	6,971

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Growth ProFund :: 49

Common Stocks, continued

	Shares	Value
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	256	$15,775
Range Resources Corp. (Oil, Gas & Consumable Fuels)	267	9,890
Rayonier, Inc. (Specialized REITs)	7	170
Rb Global, Inc. (Commercial Services & Supplies)	445	39,819
RBC Bearings, Inc.* (Machinery)	75	26,155
RenaissanceRe Holdings, Ltd. (Insurance)	126	29,304
Repligen Corp.* (Life Sciences Tools & Services)	52	8,643
RH* (Specialty Retail)	18	7,544
RLI Corp. (Insurance)	201	14,743
Roivant Sciences, Ltd.* (Biotechnology)	1,034	11,508
Royal Gold, Inc. (Metals & Mining)	71	9,927
RPM International, Inc. (Chemicals)	176	22,282
Ryan Specialty Holdings, Inc. (Insurance)	255	16,978
Ryder System, Inc. (Ground Transportation)	53	8,449
Saia, Inc.* (Ground Transportation)	65	31,207
Sarepta Therapeutics, Inc.* (Biotechnology)	229	26,042
SEI Investments Co. (Capital Markets)	143	12,381
Service Corp. International (Diversified Consumer Services)	211	16,483
Shift4 Payments, Inc.*—Class A (Financial Services)	165	19,774
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	33	4,474
Simpson Manufacturing Co., Inc. (Building Products)	68	11,424
SLM Corp. (Consumer Finance)	511	14,262
Sotera Health Co.* (Life Sciences Tools & Services)	168	2,303
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	240	38,003
Stifel Financial Corp. (Capital Markets)	173	20,042
Synovus Financial Corp. (Banks)	167	9,422
Tempur Sealy International, Inc. (Household Durables)	247	15,596
Tenet Healthcare Corp.* (Health Care Providers & Services)	140	19,725
Teradata Corp.* (Software)	80	2,553
Tetra Tech, Inc. (Commercial Services & Supplies)	643	23,662
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	162	29,337
The Brink's Co. (Commercial Services & Supplies)	52	4,853
The Carlyle Group, Inc. (Capital Markets)	188	10,558
The Ensign Group, Inc. (Health Care Providers & Services)	137	19,133
The New York Times Co.—Class A (Media)	211	11,457
The Scotts Miracle-Gro Co.* (Chemicals)	37	2,626
The Toro Co. (Machinery)	104	8,660
The Wendy's Co. (Hotels, Restaurants & Leisure)	185	2,744
TKO Group Holdings, Inc.* (Entertainment)	162	25,144
Toll Brothers, Inc. (Household Durables)	243	33,001
TopBuild Corp.* (Household Durables)	70	23,988
Travel + Leisure Co.* (Hotels, Restaurants & Leisure)	165	8,969
Trex Co., Inc.* (Building Products)	126	9,177
UMB Financial Corp. (Banks)	95	11,201
United Therapeutics Corp.* (Biotechnology)	108	37,927

Common Stocks, continued

	Shares	Value
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	49	$7,346
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	47	7,996
Valaris, Ltd.* (Energy Equipment & Services)	157	7,527
Valmont Industries, Inc. (Construction & Engineering)	35	11,612
Valvoline, Inc.* (Specialty Retail)	309	11,467
Viper Energy, Inc. (Oil & Gas Producers)	247	11,584
Vontier Corp. (Electronic Equipment, Instruments & Components)	150	5,783
Vornado Realty Trust (Office REITs)	290	12,546
Voya Financial, Inc. (Financial Services)	119	8,448
Warner Music Group Corp.*—Class A (Entertainment)	162	5,152
Watsco, Inc. (Trading Companies & Distributors)	51	24,408
Watts Water Technologies, Inc.—Class A (Machinery)	33	6,824
Weatherford International PLC* (Energy Equipment & Services)	83	5,225
Western Alliance Bancorp (Banks)	262	23,022
WEX, Inc.* (Financial Services)	68	12,505
Williams-Sonoma, Inc. (Specialty Retail)	305	64,469
Wingstop, Inc. (Hotels, Restaurants & Leisure)	70	20,853
Wintrust Financial Corp. (Banks)	83	10,857
Woodward, Inc. (Aerospace & Defense)	144	26,676
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	187	19,639
XPO, Inc.* (Ground Transportation)	137	18,313
YETI Holdings, Inc.* (Leisure Products)	86	3,204
Zions Bancorp N.A. (Banks)	141	8,158
TOTAL COMMON STOCKS (Cost $2,513,693)		3,757,262

Repurchase Agreements(b) (0.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.08%, dated 1/31/25, due 2/3/25, total to be received $3,001	$3,000	$3,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,000)		3,000

Collateral for Securities Loaned(c) (0.2%)

	Shares	Value
Invesco Government & Agency Portfolio— Institutional Shares, 4.34%(d)	6,784	$6,784
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $6,784)		6,784
TOTAL INVESTMENT SECURITIES (Cost $2,523,477)—100.1%		3,767,046
Net other assets (liabilities)—(0.1)%		(4,556)
NET ASSETS—100.0%		$3,762,490

*  Non-income producing security.

(a)  All or part of this security was on loan as of January 31, 2025. The total value of securities on loan as of January 31, 2025 was $6,630.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

50 :: Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  Securities were purchased with cash collateral held from securities on loan at January 31, 2025.

(d)  Rate periodically changes. Rate disclosed is the daily yield as of January 31, 2025.

Mid-Cap Growth ProFund invested in the following industries as of January 31, 2025:

	Value	% of Net Assets
Aerospace & Defense	$89,416	2.4%
Automobile Components	5,754	0.1%
Banks	161,435	4.3%
Beverages	26,535	0.7%
Biotechnology	159,650	4.2%
Broadline Retail	9,701	0.3%
Building Products	129,949	3.5%
Capital Markets	217,419	5.8%
Chemicals	45,923	1.2%
Commercial Services & Supplies	104,502	2.8%
Communications Equipment	26,971	0.7%
Construction & Engineering	137,565	3.7%
Construction Materials	34,626	0.9%
Consumer Finance	20,811	0.6%
Consumer Staples Distribution & Retail	87,504	2.3%
Containers & Packaging	21,038	0.5%
Diversified Consumer Services	80,043	2.1%
Diversified Telecommunication Services	3,824	0.1%
Electric Utilities	5,717	0.2%
Electrical Equipment	50,372	1.3%
Electronic Equipment, Instruments & Components	87,258	2.3%
Energy Equipment & Services	17,993	0.5%
Entertainment	30,296	0.8%
Financial Services	95,030	2.5%
Food Products	24,710	0.7%
Ground Transportation	57,969	1.5%
Health Care Equipment & Supplies	82,959	2.2%
Health Care Providers & Services	87,914	2.3%
Health Care REITs	9,598	0.3%
Health Care Technology	18,203	0.5%
Hotel & Resort REITs	3,265	0.1%
Hotels, Restaurants & Leisure	189,448	5.0%
Household Durables	78,423	2.1%
Independent Power/Renewable Electricity Producers	3,977	0.1%
	Value	% of Net Assets
Industrial REITs	$18,575	0.5%
Insurance	118,041	3.1%
IT Services	11,843	0.3%
Leisure Products	3,204	0.1%
Life Sciences Tools & Services	65,970	1.8%
Machinery	191,130	5.1%
Marine Transportation	15,063	0.4%
Media	11,457	0.3%
Metals & Mining	33,094	0.9%
Office REITs	16,638	0.4%
Oil & Gas Producers	11,584	0.3%
Oil, Gas & Consumable Fuels	82,477	2.2%
Paper & Forest Products	17,663	0.5%
Passenger Airlines	26,734	0.7%
Personal Care Products	24,571	0.6%
Professional Services	86,300	2.3%
Real Estate Management & Development	17,251	0.5%
Residential REITs	31,201	0.8%
Retail REITs	22,852	0.6%
Semiconductors & Semiconductor Equipment	90,480	2.4%
Software	242,541	6.4%
Specialized REITs	49,313	1.3%
Specialty Retail	225,227	6.0%
Technology Hardware, Storage & Peripherals	50,775	1.4%
Textiles, Apparel & Luxury Goods	14,290	0.4%
Trading Companies & Distributors	73,190	1.9%
Other**	5,228	0.2%
Total	$3,762,490	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 51

Common Stocks (76.4%)

	Shares	Value
AAON, Inc. (Building Products)	200	$23,276
Abercrombie & Fitch Co.*—Class A (Specialty Retail)	151	18,026
Acadia Healthcare Company, Inc.* (Health Care Providers & Services)	275	12,405
Acuity Brands, Inc. (Electrical Equipment)	91	30,247
Advanced Drainage Systems, Inc. (Building Products)	207	25,028
AECOM (Construction & Engineering)	398	41,965
Affiliated Managers Group, Inc. (Capital Markets)	88	16,539
AGCO Corp. (Machinery)	184	19,215
Agree Realty Corp. (Retail REITs)	305	22,134
Alcoa Corp. (Metals & Mining)	766	27,055
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	389	9,371
ALLETE, Inc. (Electric Utilities)	173	11,352
Ally Financial, Inc. (Consumer Finance)	813	31,683
Altair Engineering, Inc.*—Class A (Software)	178	19,642
Amedisys, Inc.* (Health Care Providers & Services)	97	8,973
American Airlines Group, Inc.* (Passenger Airlines)	1,949	32,977
American Financial Group, Inc. (Insurance)	214	29,224
American Homes 4 Rent—Class A (Residential REITs)	940	32,552
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	336	8,269
Annaly Capital Management, Inc. (Mortgage REITs)	1,662	33,921
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	1,000	16,040
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	867	32,356
Appfolio, Inc.*—Class A (Software)	69	16,140
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	113	29,383
AptarGroup, Inc. (Containers & Packaging)	198	31,115
Aramark (Hotels, Restaurants & Leisure)	780	30,350
Arcadium Lithium PLC* (Chemicals)	3,189	18,305
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	156	18,182
ASGN, Inc.* (IT Services)	131	11,556
Ashland, Inc. (Chemicals)	145	9,206
Aspen Technology, Inc.* (Software)	79	20,820
Associated Banc-Corp. (Banks)	477	11,992
Autoliv, Inc. (Automobile Components)	214	20,685
AutoNation, Inc.* (Specialty Retail)	76	14,330
Avantor, Inc.* (Life Sciences Tools & Services)	2,018	44,961
Avient Corp. (Chemicals)	271	11,626
Avis Budget Group, Inc.* (Ground Transportation)	51	4,575
Avnet, Inc. (Electronic Equipment, Instruments & Components)	257	13,277
Axalta Coating Systems, Ltd.* (Chemicals)	647	23,253
Bank OZK (Banks)	312	15,846
Belden, Inc. (Electronic Equipment, Instruments & Components)	120	13,976
BellRing Brands, Inc.* (Personal Care Products)	384	29,702
Berry Global Group, Inc. (Containers & Packaging)	340	23,093
BILL Holdings, Inc.* (Software)	283	27,386

Common Stocks, continued

	Shares	Value
BioMarin Pharmaceutical, Inc.* (Biotechnology)	564	$35,735
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	57	20,570
BJ's Wholesale Club Holdings, Inc.* (Consumer Staples Distribution & Retail)	392	38,828
Black Hills Corp. (Multi-Utilities)	213	12,509
Blackbaud, Inc.* (Software)	115	8,872
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	196	15,023
Brighthouse Financial, Inc.* (Insurance)	177	10,923
Brixmor Property Group, Inc. (Retail REITs)	896	23,349
Bruker Corp. (Life Sciences Tools & Services)	328	19,073
Brunswick Corp. (Leisure Products)	196	13,218
Burlington Stores, Inc.* (Specialty Retail)	185	52,527
BWX Technologies, Inc. (Aerospace & Defense)	271	30,604
Cabot Corp. (Chemicals)	162	14,008
CACI International, Inc.*—Class A (Professional Services)	68	26,265
Cadence Bank (Banks)	542	19,078
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	350	8,673
Carlisle Cos., Inc. (Building Products)	133	51,798
Carpenter Technology Corp. (Metals & Mining)	148	28,573
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)	109	45,973
Celsius Holdings, Inc.* (Beverages)	468	11,691
ChampionX Corp. (Energy Equipment & Services)	564	16,153
Chart Industries, Inc.* (Machinery)	126	26,660
Chemed Corp. (Health Care Providers & Services)	44	24,728
Chewy, Inc.*—Class A (Specialty Retail)	489	19,061
Choice Hotels International, Inc.(a) (Hotels, Restaurants & Leisure)	68	10,018
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	182	20,466
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	218	26,940
Ciena Corp.* (Communications Equipment)	428	37,296
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	157	15,769
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	264	13,401
Clean Harbors, Inc.* (Commercial Services & Supplies)	149	34,717
Cleveland-Cliffs, Inc.* (Metals & Mining)	1,435	14,694
CNH Industrial N.V. (Machinery)	2,592	33,385
CNO Financial Group, Inc. (Insurance)	306	12,222
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	444	12,157
Coca-Cola Consolidated, Inc. (Beverages)	18	24,617
Cognex Corp. (Electronic Equipment, Instruments & Components)	509	20,309
Coherent Corp.* (Electronic Equipment, Instruments & Components)	459	41,535
Columbia Banking System, Inc. (Banks)	621	17,326
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	94	8,300
Comerica, Inc. (Banks)	391	26,322
Comfort Systems USA, Inc. (Construction & Engineering)	105	45,859

See accompanying notes to the financial statements.

52 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
Commerce Bancshares, Inc. (Banks)	364	$24,315
Commercial Metals Co. (Metals & Mining)	338	16,390
CommVault Systems, Inc.* (Software)	129	20,545
Concentrix Corp. (Professional Services)	138	7,215
COPT Defense Properties (Office REITs)	335	9,862
Core & Main, Inc.*—Class A (Trading Companies & Distributors)	571	32,227
Coty, Inc.*—Class A (Personal Care Products)	1,084	7,946
Cousins Properties, Inc. (Office REITs)	496	15,143
Crane Co. (Machinery)	144	24,526
Crane NXT Co. (Electronic Equipment, Instruments & Components)	145	9,276
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	173	17,658
Crown Holdings, Inc. (Containers & Packaging)	350	30,751
CubeSmart (Specialized REITs)	672	28,023
Cullen/Frost Bankers, Inc. (Banks)	191	26,625
Curtiss-Wright Corp. (Aerospace & Defense)	113	39,205
Cytokinetics, Inc.* (Biotechnology)	350	17,311
Darling Ingredients, Inc.* (Food Products)	472	17,681
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	589	11,639
Dick's Sporting Goods, Inc. (Specialty Retail)	173	41,529
DocuSign, Inc.* (Software)	603	58,328
Dolby Laboratories, Inc.*—Class A (Software)	178	14,904
Donaldson Co., Inc. (Machinery)	356	25,344
Doximity, Inc.*—Class A (Health Care Technology)	380	22,458
Dropbox, Inc.*—Class A (Software)	659	21,187
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	287	29,010
Duolingo, Inc.* (Diversified Consumer Services)	113	41,131
Dynatrace, Inc.* (Software)	886	51,167
Eagle Materials, Inc. (Construction Materials)	98	25,160
East West Bancorp, Inc. (Banks)	410	42,219
EastGroup Properties, Inc. (Industrial REITs)	145	24,595
elf Beauty, Inc.* (Personal Care Products)	167	16,685
EMCOR Group, Inc. (Construction & Engineering)	137	61,384
Encompass Health Corp. (Health Care Providers & Services)	300	29,781
EnerSys (Electrical Equipment)	116	11,260
Envista Holdings Corp.* (Health Care Equipment & Supplies)	510	10,465
EPR Properties (Specialized REITs)	224	10,326
Equitable Holdings, Inc. (Financial Services)	927	50,447
Equity LifeStyle Properties, Inc. (Residential REITs)	565	36,980
Esab Corp. (Machinery)	167	20,681
Essent Group, Ltd. (Financial Services)	315	18,349
Essential Utilities, Inc. (Water Utilities)	748	26,539
Euronet Worldwide, Inc.* (Financial Services)	123	12,116
Evercore Partners, Inc. (Capital Markets)	105	30,583
Exelixis, Inc.* (Biotechnology)	847	28,078
ExlService Holdings, Inc.* (Professional Services)	477	23,974
Expand Energy Corp. (Oil, Gas & Consumable Fuels)	622	63,194
Exponent, Inc. (Professional Services)	149	13,659
F.N.B. Corp. (Banks)	1,066	16,726
Fabrinet* (Electronic Equipment, Instruments & Components)	108	23,351

Common Stocks, continued

	Shares	Value
Federated Hermes, Inc.—Class B (Capital Markets)	231	$9,187
Fidelity National Financial, Inc. (Insurance)	771	44,848
First American Financial Corp. (Insurance)	305	19,282
First Financial Bankshares, Inc. (Banks)	382	14,233
First Horizon Corp. (Banks)	1,571	34,390
First Industrial Realty Trust, Inc. (Industrial REITs)	392	20,929
FirstCash Holdings, Inc. (Consumer Finance)	115	12,552
Five Below, Inc.* (Specialty Retail)	163	15,286
Flex, Ltd.* (Electronic Equipment, Instruments & Components)	1,151	47,939
Floor & Decor Holdings, Inc.*—Class A (Specialty Retail)	318	31,832
Flowers Foods, Inc. (Food Products)	581	11,359
Flowserve Corp. (Machinery)	391	24,484
Fluor Corp.* (Construction & Engineering)	509	24,539
Fortune Brands Innovations, Inc. (Building Products)	368	26,375
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	657	23,494
FTI Consulting, Inc.* (Professional Services)	105	20,512
GameStop Corp.*—Class A (Specialty Retail)	1,205	32,415
Gaming and Leisure Properties, Inc. (Specialized REITs)	813	39,342
GATX Corp.* (Trading Companies & Distributors)	105	17,374
Genpact, Ltd. (Professional Services)	482	23,469
Gentex Corp. (Automobile Components)	675	17,496
Glacier Bancorp, Inc. (Banks)	336	16,689
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	338	31,339
Graco, Inc. (Machinery)	502	42,254
Graham Holdings Co.—Class B (Diversified Consumer Services)	11	10,217
Grand Canyon Education, Inc.* (Diversified Consumer Services)	86	15,105
Graphic Packaging Holding Co. (Containers & Packaging)	889	24,385
Greif, Inc.—Class A (Containers & Packaging)	76	4,653
Guidewire Software, Inc.* (Software)	247	52,184
GXO Logistics, Inc.* (Air Freight & Logistics)	354	16,089
H&R Block, Inc. (Diversified Consumer Services)	406	22,456
Haemonetics Corp.* (Health Care Equipment & Supplies)	149	10,288
Halozyme Therapeutics, Inc.* (Biotechnology)	379	21,467
Hamilton Lane, Inc.—Class A (Capital Markets)	123	19,579
Hancock Whitney Corp. (Banks)	254	15,174
Harley-Davidson, Inc. (Automobiles)	340	9,200
Healthcare Realty Trust, Inc. (Health Care REITs)	1,052	17,621
HealthEquity, Inc.* (Health Care Providers & Services)	259	28,599
Hexcel Corp. (Aerospace & Defense)	241	15,713
HF Sinaclair Corp. (Oil, Gas & Consumable Fuels)	474	17,102
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	184	7,581
Home BancShares, Inc. (Banks)	549	16,574
Houlihan Lokey, Inc. (Capital Markets)	160	29,075
Hyatt Hotels Corp.—Class A (Hotels, Restaurants & Leisure)	126	19,937
IDACORP, Inc. (Electric Utilities)	157	17,261
Illumina, Inc.* (Life Sciences Tools & Services)	471	62,521

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 53

Common Stocks, continued

	Shares	Value
Independence Realty Trust, Inc. (Residential REITs)	667	$12,813
Ingredion, Inc. (Food Products)	195	26,606
Insperity, Inc. (Professional Services)	105	7,876
Interactive Brokers Group, Inc.—Class A (Capital Markets)	323	70,234
International Bancshares Corp. (Banks)	157	10,345
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	79	5,793
Iridium Communications, Inc.* (Diversified Telecommunication Services)	337	9,689
ITT, Inc. (Machinery)	242	36,548
Janus Henderson Group PLC (Capital Markets)	379	17,028
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	180	22,386
Jefferies Financial Group, Inc. (Capital Markets)	482	37,061
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	142	40,158
KB Home (Household Durables)	207	13,890
KBR, Inc. (Professional Services)	394	21,441
Kemper Corp. (Insurance)	178	11,958
Kilroy Realty Corp. (Office REITs)	315	12,291
Kinsale Capital Group, Inc. (Insurance)	65	28,726
Kirby Corp.* (Marine Transportation)	169	18,446
Kite Realty Group Trust (Retail REITs)	651	15,071
Knife River Corp.* (Construction Materials)	167	17,298
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	478	27,289
Kyndryl Holdings, Inc.* (IT Services)	690	26,192
Lamar Advertising Co.—Class A (Specialized REITs)	260	32,870
Lancaster Colony Corp. (Food Products)	57	9,618
Landstar System, Inc. (Ground Transportation)	105	17,289
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	206	19,057
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	409	23,321
Lear Corp. (Automobile Components)	162	15,243
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	260	22,857
Lincoln Electric Holdings, Inc. (Machinery)	167	33,196
Lithia Motors, Inc.—Class A (Specialty Retail)	79	29,712
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	73	17,400
LivaNova PLC* (Health Care Equipment & Supplies)	162	8,092
Louisiana-Pacific Corp. (Paper & Forest Products)	185	21,639
Lumentum Holdings, Inc.* (Communications Equipment)	203	17,267
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	173	22,879
Macy's, Inc. (Broadline Retail)	823	12,822
Manhattan Associates, Inc.* (Software)	182	37,963
ManpowerGroup, Inc. (Professional Services)	139	8,371
Maplebear, Inc.* (Consumer Staples Distribution & Retail)	477	23,030
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	94	8,156
Masimo Corp.* (Health Care Equipment & Supplies)	131	22,824
MasTec, Inc.* (Construction & Engineering)	182	26,406

Common Stocks, continued

	Shares	Value
Matador Resources Co. (Oil, Gas & Consumable Fuels)	344	$19,952
Mattel, Inc.* (Leisure Products)	1,000	18,640
Maximus, Inc. (Professional Services)	178	13,402
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	75	26,186
MGIC Investment Corp. (Financial Services)	752	19,206
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	200	22,656
Morningstar, Inc. (Capital Markets)	80	26,291
MSA Safety, Inc. (Commercial Services & Supplies)	116	19,109
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	133	10,695
Mueller Industries, Inc. (Machinery)	338	26,618
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	406	10,812
Murphy USA, Inc. (Specialty Retail)	54	27,157
National Fuel Gas Co. (Gas Utilities)	271	18,978
National Retail Properties, Inc. (Retail REITs)	557	21,940
National Storage Affiliates Trust (Specialized REITs)	209	7,764
Neogen Corp.* (Health Care Equipment & Supplies)	584	6,693
Neurocrine Biosciences, Inc.* (Biotechnology)	300	45,546
New Jersey Resources Corp. (Gas Utilities)	293	14,049
New York Community Bancorp, Inc.* (Banks)	899	10,635
NewMarket Corp. (Chemicals)	22	10,956
Nexstar Media Group, Inc. (Media)	87	13,330
NEXTracker, Inc.*—Class A (Electrical Equipment)	427	21,529
Nordstrom, Inc. (Broadline Retail)	287	6,945
NorthWestern Energy Group, Inc. (Multi- Utilities)	182	9,812
NOV, Inc. (Energy Equipment & Services)	1,154	16,676
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	108	16,163
nVent Electric PLC (Electrical Equipment)	489	31,830
OGE Energy Corp. (Electric Utilities)	597	25,211
Old National Bancorp (Banks)	947	22,586
Old Republic International Corp. (Insurance)	691	25,277
Olin Corp. (Chemicals)	346	10,134
Ollie's Bargain Outlet Holdings, Inc.* (Broadline Retail)	182	20,296
Omega Healthcare Investors, Inc. (Health Care REITs)	800	29,648
ONE Gas, Inc. (Gas Utilities)	167	11,797
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	145	29,691
Option Care Health, Inc.* (Health Care Providers & Services)	505	15,615
Ormat Technologies, Inc. (Independent Power/ Renewable Electricity Producers)	160	10,264
Oshkosh Corp. (Machinery)	192	22,349
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	772	32,593
Owens Corning (Building Products)	254	46,876
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)	613	8,269
Parsons Corp.* (Professional Services)	139	11,019
Paylocity Holding Corp.* (Professional Services)	129	26,511
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	289	8,456

See accompanying notes to the financial statements.

54 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
Penske Automotive Group, Inc. (Specialty Retail)	54	$8,944
Penumbra, Inc.* (Health Care Equipment & Supplies)	113	30,168
Performance Food Group Co.* (Consumer Staples Distribution & Retail)	460	41,543
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	1,887	27,645
Perrigo Co. PLC (Pharmaceuticals)	405	10,089
Pilgrim's Pride Corp.* (Food Products)	120	5,585
Pinnacle Financial Partners, Inc. (Banks)	225	28,073
Planet Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)	249	26,932
Polaris Industries, Inc. (Leisure Products)	156	7,441
Portland General Electric Co. (Electric Utilities)	313	12,877
Post Holdings, Inc.* (Food Products)	139	14,756
PotlatchDeltic Corp. (Specialized REITs)	213	9,527
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	167	10,407
Primerica, Inc. (Insurance)	98	28,437
Prosperity Bancshares, Inc. (Banks)	283	22,640
Pure Storage, Inc.*—Class A (Technology Hardware, Storage & Peripherals)	922	62,502
PVH Corp. (Textiles, Apparel & Luxury Goods)	166	14,874
Qualys, Inc.* (Software)	109	15,196
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	315	19,410
Range Resources Corp. (Oil, Gas & Consumable Fuels)	716	26,521
Rayonier, Inc. (Specialized REITs)	407	10,647
Rb Global, Inc. (Commercial Services & Supplies)	546	48,855
RBC Bearings, Inc.* (Machinery)	93	32,434
Regal Rexnord Corp. (Electrical Equipment)	196	31,111
Reinsurance Group of America, Inc. (Insurance)	196	44,660
Reliance Steel & Aluminum Co. (Metals & Mining)	160	46,320
RenaissanceRe Holdings, Ltd. (Insurance)	155	36,050
Repligen Corp.* (Life Sciences Tools & Services)	155	25,763
Rexford Industrial Realty, Inc. (Industrial REITs)	658	26,754
RH* (Specialty Retail)	44	18,441
RLI Corp. (Insurance)	246	18,044
Roivant Sciences, Ltd.* (Biotechnology)	1,274	14,180
Royal Gold, Inc. (Metals & Mining)	195	27,265
RPM International, Inc. (Chemicals)	381	48,236
Ryan Specialty Holdings, Inc. (Insurance)	315	20,973
Ryder System, Inc. (Ground Transportation)	126	20,086
Sabra Health Care REIT, Inc. (Health Care REITs)	703	11,747
Saia, Inc.* (Ground Transportation)	79	37,929
Sarepta Therapeutics, Inc.* (Biotechnology)	283	32,183
Science Applications International Corp. (Professional Services)	148	16,025
SEI Investments Co. (Capital Markets)	292	25,281
Selective Insurance Group, Inc. (Insurance)	180	15,143
Sensata Technologies Holding PLC (Electrical Equipment)	444	12,059
Service Corp. International (Diversified Consumer Services)	428	33,435
Shift4 Payments, Inc.*—Class A (Financial Services)	203	24,330
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	97	13,152

Common Stocks, continued

	Shares	Value
Siligan Holdings, Inc. (Containers & Packaging)	241	$13,260
Simpson Manufacturing Co., Inc. (Building Products)	126	21,168
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	391	29,458
SLM Corp. (Consumer Finance)	629	17,555
Sonoco Products Co. (Containers & Packaging)	292	13,911
Sotera Health Co.* (Life Sciences Tools & Services)	454	6,224
SouthState Corp. (Banks)	290	30,622
Southwest Gas Holdings, Inc. (Gas Utilities)	178	13,293
Spire, Inc. (Gas Utilities)	173	12,276
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	297	47,026
STAG Industrial, Inc. (Industrial REITs)	541	18,491
Starwood Property Trust, Inc. (Mortgage REITs)	950	18,383
Stifel Financial Corp. (Capital Markets)	304	35,218
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	120	10,188
Synovus Financial Corp. (Banks)	420	23,696
Taylor Morrison Home Corp.* (Household Durables)	307	19,789
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	224	31,922
Tempur Sealy International, Inc. (Household Durables)	517	32,643
Tenet Healthcare Corp.* (Health Care Providers & Services)	282	39,730
Teradata Corp.* (Software)	283	9,031
Terex Corp. (Machinery)	198	9,522
Tetra Tech, Inc. (Commercial Services & Supplies)	795	29,256
Texas Capital Bancshares, Inc.* (Banks)	138	10,895
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	198	35,858
The Boston Beer Co., Inc.*—Class A (Beverages)	26	6,517
The Brink's Co. (Commercial Services & Supplies)	129	12,040
The Carlyle Group, Inc. (Capital Markets)	623	34,988
The Chemours Co. (Chemicals)	442	8,394
The Ensign Group, Inc. (Health Care Providers & Services)	167	23,323
The Gap, Inc. (Specialty Retail)	660	15,886
The Goodyear Tire & Rubber Co.* (Automobile Components)	846	7,504
The Hanover Insurance Group, Inc. (Insurance)	108	16,534
The Middleby Corp.* (Machinery)	160	27,382
The New York Times Co.—Class A (Media)	484	26,281
The Scotts Miracle-Gro Co.* (Chemicals)	126	8,941
The Timken Co. (Machinery)	191	15,332
The Toro Co. (Machinery)	304	25,314
The Wendy's Co. (Hotels, Restaurants & Leisure)	507	7,519
The Western Union Co. (Financial Services)	1,001	10,330
Thor Industries, Inc. (Automobiles)	157	16,146
TKO Group Holdings, Inc.* (Entertainment)	198	30,732
Toll Brothers, Inc. (Household Durables)	300	40,743
TopBuild Corp.* (Household Durables)	87	29,813
Travel + Leisure Co.* (Hotels, Restaurants & Leisure)	202	10,981
Trex Co., Inc.* (Building Products)	318	23,160
TXNM Energy, Inc. (Electric Utilities)	267	12,909

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 55

Common Stocks, continued

	Shares	Value
UFP Industries, Inc. (Building Products)	180	$20,817
UGI Corp. (Gas Utilities)	636	19,545
UMB Financial Corp. (Banks)	201	23,698
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	560	4,676
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	385	2,899
United Bankshares, Inc. (Banks)	400	15,400
United States Steel Corp. (Metals & Mining)	668	24,616
United Therapeutics Corp.* (Biotechnology)	131	46,003
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	131	19,640
Unum Group (Insurance)	496	37,820
US Foods Holding Corp.* (Consumer Staples Distribution & Retail)	691	49,012
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	111	18,883
Valaris, Ltd.* (Energy Equipment & Services)	195	9,348
Valley National Bancorp (Banks)	1,407	14,464
Valmont Industries, Inc. (Construction & Engineering)	58	19,242
Valvoline, Inc.* (Specialty Retail)	382	14,176
Viper Energy, Inc. (Oil & Gas Producers)	305	14,305
Visteon Corp.* (Automobile Components)	80	6,725
Vontier Corp. (Electronic Equipment, Instruments & Components)	445	17,155
Vornado Realty Trust (Office REITs)	491	21,241
Voya Financial, Inc. (Financial Services)	285	20,232
Warner Music Group Corp.*—Class A (Entertainment)	421	13,388
Watsco, Inc. (Trading Companies & Distributors)	104	49,774
Watts Water Technologies, Inc.—Class A (Machinery)	80	16,542
Weatherford International PLC* (Energy Equipment & Services)	217	13,660
Webster Financial Corp. (Banks)	507	30,542
WESCO International, Inc. (Trading Companies & Distributors)	131	24,235
Western Alliance Bancorp (Banks)	323	28,382
Westlake Corp. (Chemicals)	98	11,198
WEX, Inc.* (Financial Services)	116	21,331
Whirlpool Corp. (Household Durables)	163	17,117
Williams-Sonoma, Inc. (Specialty Retail)	374	79,052
Wingstop, Inc. (Hotels, Restaurants & Leisure)	87	25,917
Wintrust Financial Corp. (Banks)	198	25,900
Woodward, Inc. (Aerospace & Defense)	177	32,789
WP Carey, Inc. (Equity REIT—Diversified)	649	36,286
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	231	24,260
XPO, Inc.* (Ground Transportation)	346	46,249

Common Stocks, continued

	Shares	Value
YETI Holdings, Inc.* (Leisure Products)	250	$9,315
Zions Bancorp N.A. (Banks)	438	25,343
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	805	8,283
TOTAL COMMON STOCKS (Cost $7,011,348)		9,027,209

Repurchase Agreements(b)(c) (23.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.08%–4.20%, dated 1/31/25, due 2/3/25, total to be received $2,793,974	$2,793,000	$2,793,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,793,000)		2,793,000

Collateral for Securities Loaned(d) (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio— Institutional Shares, 4.34%(e)	6,181	$6,181
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $6,181)		6,181
TOTAL INVESTMENT SECURITIES (Cost $9,810,529)—100.2%		11,826,390
Net other assets (liabilities)—(0.2)%		(18,319)
NET ASSETS—100.0%		$11,808,071

*  Non-income producing security.

(a)  All or part of this security was on loan as of January 31, 2025. The total value of securities on loan as of January 31, 2025 was $6,041.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2025, the aggregate amount held in a segregated account was $352,000.

(d)  Securities were purchased with cash collateral held from securities on loan at January 31, 2025.

(e)  Rate periodically changes. Rate disclosed is the daily yield as of January 31, 2025.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

56 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	2/27/25	4.98%	$1,990,196	$(2,121)
S&P MidCap 400	UBS AG	2/27/25	5.13%	791,945	(856)
				$2,782,141	$(2,977)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of January 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Mid-Cap ProFund invested in the following industries as of January 31, 2025:

	Value	% of Net Assets
Aerospace & Defense	$118,311	1.0%
Air Freight & Logistics	16,089	0.1%
Automobile Components	67,653	0.6%
Automobiles	25,346	0.2%
Banks	620,729	5.2%
Beverages	42,825	0.4%
Biotechnology	240,502	2.0%
Broadline Retail	40,063	0.3%
Building Products	238,498	2.0%
Capital Markets	351,065	3.0%
Chemicals	174,257	1.5%
Commercial Services & Supplies	143,977	1.2%
Communications Equipment	54,563	0.5%
Construction & Engineering	219,396	1.9%
Construction Materials	42,458	0.3%
Consumer Finance	61,790	0.5%
Consumer Staples Distribution & Retail	245,412	2.1%
Containers & Packaging	141,168	1.2%
Diversified Consumer Services	122,344	1.0%
Diversified Telecommunication Services	33,183	0.3%
Electric Utilities	79,610	0.7%
Electrical Equipment	138,036	1.2%
Electronic Equipment, Instruments & Components	276,278	2.4%
Energy Equipment & Services	55,837	0.5%
Entertainment	44,119	0.4%
Equity REIT—Diversified	36,286	0.3%
Financial Services	176,341	1.5%
Food Products	85,605	0.7%
Gas Utilities	89,938	0.7%
Ground Transportation	153,417	1.3%
Health Care Equipment & Supplies	150,565	1.3%
Health Care Providers & Services	183,155	1.6%
Health Care REITs	59,016	0.5%
Health Care Technology	22,458	0.2%
Hotel & Resort REITs	8,269	0.1%
Hotels, Restaurants & Leisure	291,212	2.5%
Household Durables	153,995	1.3%
Independent Power/Renewable Electricity Producers	10,264	0.1%
Industrial REITs	90,769	0.7%
	Value	% of Net Assets
Insurance	$400,121	3.4%
Interactive Media & Services	8,284	0.1%
IT Services	37,748	0.3%
Leisure Products	48,614	0.4%
Life Sciences Tools & Services	205,298	1.7%
Machinery	461,785	3.9%
Marine Transportation	18,446	0.1%
Media	39,611	0.3%
Metals & Mining	184,913	1.6%
Mortgage REITs	52,304	0.4%
Multi-Utilities	22,321	0.2%
Office REITs	58,537	0.5%
Oil & Gas Producers	14,304	0.1%
Oil, Gas & Consumable Fuels	329,706	2.8%
Paper & Forest Products	21,639	0.2%
Passenger Airlines	32,977	0.3%
Personal Care Products	54,333	0.4%
Pharmaceuticals	32,475	0.3%
Professional Services	219,739	1.9%
Real Estate Management & Development	40,158	0.3%
Residential REITs	82,345	0.7%
Retail REITs	82,495	0.7%
Semiconductors & Semiconductor Equipment	204,753	1.7%
Software	373,364	3.2%
Specialized REITs	138,498	1.2%
Specialty Retail	418,374	3.6%
Technology Hardware, Storage & Peripherals	62,503	0.5%
Textiles, Apparel & Luxury Goods	86,538	0.7%
Trading Companies & Distributors	163,688	1.4%
Water Utilities	26,539	0.2%
Other**	2,780,862	23.6%
Total	$11,808,071	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT  Real Estate Investment Trust
See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 57

Common Stocks (99.9%)

	Shares	Value
Acadia Healthcare Company, Inc.* (Health Care Providers & Services)	3,082	$139,029
Advanced Drainage Systems, Inc. (Building Products)	1,217	147,147
AECOM (Construction & Engineering)	2,091	220,475
Affiliated Managers Group, Inc. (Capital Markets)	592	111,260
AGCO Corp. (Machinery)	2,056	214,708
Agree Realty Corp. (Retail REITs)	2,022	146,737
Alcoa Corp. (Metals & Mining)	8,569	302,657
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	2,685	64,682
ALLETE, Inc. (Electric Utilities)	1,919	125,925
Ally Financial, Inc. (Consumer Finance)	9,099	354,588
Altair Engineering, Inc.*—Class A (Software)	735	81,107
Amedisys, Inc.* (Health Care Providers & Services)	1,086	100,455
American Financial Group, Inc. (Insurance)	1,342	183,264
American Homes 4 Rent—Class A (Residential REITs)	6,525	225,961
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,763	92,607
Annaly Capital Management, Inc. (Mortgage REITs)	18,597	379,565
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	5,587	89,615
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	9,704	362,153
AptarGroup, Inc. (Containers & Packaging)	1,038	163,122
Aramark (Hotels, Restaurants & Leisure)	8,741	340,112
Arcadium Lithium PLC* (Chemicals)	35,687	204,844
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	1,745	203,380
ASGN, Inc.* (IT Services)	1,466	129,316
Ashland, Inc. (Chemicals)	1,621	102,917
Associated Banc-Corp. (Banks)	5,338	134,197
Autoliv, Inc. (Automobile Components)	2,404	232,371
AutoNation, Inc.* (Specialty Retail)	869	163,850
Avantor, Inc.* (Life Sciences Tools & Services)	22,581	503,106
Avient Corp. (Chemicals)	3,031	130,030
Avis Budget Group, Inc.* (Ground Transportation)	560	50,232
Avnet, Inc. (Electronic Equipment, Instruments & Components)	2,885	149,039
Axalta Coating Systems, Ltd.* (Chemicals)	3,328	119,608
Bank OZK (Banks)	3,501	177,816
BellRing Brands, Inc.* (Personal Care Products)	2,315	179,065
Berry Global Group, Inc. (Containers & Packaging)	3,802	258,232
BILL Holdings, Inc.* (Software)	3,159	305,697
BioMarin Pharmaceutical, Inc.* (Biotechnology)	6,322	400,562
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	639	230,602
BJ's Wholesale Club Holdings, Inc.* (Consumer Staples Distribution & Retail)	2,332	230,985
Black Hills Corp. (Multi-Utilities)	2,375	139,484
Blackbaud, Inc.* (Software)	663	51,150
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	858	65,766
Brighthouse Financial, Inc.* (Insurance)	1,969	121,507
Brixmor Property Group, Inc. (Retail REITs)	4,610	120,137

Common Stocks, continued

	Shares	Value
Bruker Corp. (Life Sciences Tools & Services)	1,982	$115,253
Brunswick Corp. (Leisure Products)	2,190	147,694
Cabot Corp. (Chemicals)	801	69,262
CACI International, Inc.*—Class A (Professional Services)	297	114,719
Cadence Bank (Banks)	6,071	213,699
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	3,910	96,890
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)	382	161,116
Celsius Holdings, Inc.* (Beverages)	1,881	46,987
ChampionX Corp. (Energy Equipment & Services)	3,792	108,603
Chemed Corp. (Health Care Providers & Services)	269	151,178
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	2,028	228,049
Ciena Corp.* (Communications Equipment)	1,917	167,047
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	688	69,103
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	2,946	149,539
Cleveland-Cliffs, Inc.* (Metals & Mining)	16,060	164,454
CNH Industrial N.V. (Machinery)	29,007	373,609
CNO Financial Group, Inc. (Insurance)	3,424	136,755
Cognex Corp. (Electronic Equipment, Instruments & Components)	3,414	136,219
Columbia Banking System, Inc. (Banks)	6,951	193,933
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	1,063	93,863
Comerica, Inc. (Banks)	4,363	293,717
Commerce Bancshares, Inc. (Banks)	1,747	116,700
Commercial Metals Co. (Metals & Mining)	3,779	183,244
Concentrix Corp. (Professional Services)	1,549	80,982
COPT Defense Properties (Office REITs)	1,790	52,698
Core & Main, Inc.*—Class A (Trading Companies & Distributors)	2,429	137,093
Coty, Inc.*—Class A (Personal Care Products)	12,120	88,840
Cousins Properties, Inc. (Office REITs)	5,551	169,472
Crane Co. (Machinery)	759	129,273
Crane NXT Co. (Electronic Equipment, Instruments & Components)	979	62,627
Crown Holdings, Inc. (Containers & Packaging)	3,921	344,498
CubeSmart (Specialized REITs)	3,454	144,032
Cullen/Frost Bankers, Inc. (Banks)	638	88,937
Cytokinetics, Inc.* (Biotechnology)	1,958	96,843
Darling Ingredients, Inc.* (Food Products)	5,278	197,714
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	6,594	130,297
Dick's Sporting Goods, Inc. (Specialty Retail)	768	184,358
Dolby Laboratories, Inc.—Class A (Software)	1,980	165,786
Donaldson Co., Inc. (Machinery)	1,708	121,593
Dropbox, Inc.*—Class A (Software)	2,880	92,592
EastGroup Properties, Inc. (Industrial REITs)	870	147,569
Encompass Health Corp. (Health Care Providers & Services)	970	96,292
EnerSys (Electrical Equipment)	1,321	128,229
Envista Holdings Corp.* (Health Care Equipment & Supplies)	5,709	117,149
EPR Properties (Specialized REITs)	2,513	115,849

See accompanying notes to the financial statements.

58 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
Equity LifeStyle Properties, Inc. (Residential REITs)	3,169	$207,411
Essent Group, Ltd. (Financial Services)	3,524	205,272
Essential Utilities, Inc. (Water Utilities)	8,383	297,429
Euronet Worldwide, Inc.* (Financial Services)	562	55,357
Expand Energy Corp. (Oil, Gas & Consumable Fuels)	6,976	708,762
Exponent, Inc. (Professional Services)	673	61,694
F.N.B. Corp. (Banks)	11,930	187,182
Federated Hermes, Inc.—Class B (Capital Markets)	1,008	40,088
Fidelity National Financial, Inc. (Insurance)	8,625	501,715
First American Financial Corp. (Insurance)	3,418	216,086
First Financial Bankshares, Inc. (Banks)	1,878	69,974
First Horizon Corp. (Banks)	17,588	385,001
First Industrial Realty Trust, Inc. (Industrial REITs)	2,020	107,848
FirstCash Holdings, Inc. (Consumer Finance)	465	50,755
Five Below, Inc.* (Specialty Retail)	1,825	171,149
Flex Ltd.* (Electronic Equipment, Instruments & Components)	12,867	535,910
Floor & Decor Holdings, Inc.*—Class A (Specialty Retail)	1,565	156,657
Flowers Foods, Inc. (Food Products)	6,498	127,036
Flowserve Corp. (Machinery)	1,308	81,907
Fluor Corp.* (Construction & Engineering)	5,692	274,411
Fortune Brands Innovations, Inc. (Building Products)	4,121	295,352
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	7,353	262,942
FTI Consulting, Inc.* (Professional Services)	1,172	228,949
GameStop Corp.*—Class A (Specialty Retail)	7,549	203,068
Gaming and Leisure Properties, Inc. (Specialized REITs)	5,189	251,095
GATX Corp.* (Trading Companies & Distributors)	449	74,296
Genpact, Ltd. (Professional Services)	2,530	123,186
Gentex Corp. (Automobile Components)	4,451	115,370
Glacier Bancorp, Inc. (Banks)	2,069	102,767
Graco, Inc. (Machinery)	2,857	240,474
Graham Holdings Co.—Class B (Diversified Consumer Services)	112	104,028
Graphic Packaging Holding Co. (Containers & Packaging)	6,075	166,637
Greif, Inc.—Class A (Containers & Packaging)	857	52,466
GXO Logistics, Inc.* (Air Freight & Logistics)	3,965	180,209
Haemonetics Corp.* (Health Care Equipment & Supplies)	700	48,335
Hancock Whitney Corp. (Banks)	2,855	170,558
Harley-Davidson, Inc. (Automobiles)	3,801	102,855
Healthcare Realty Trust, Inc. (Health Care REITs)	11,757	196,930
Hexcel Corp. (Aerospace & Defense)	1,344	87,629
HF Sinaclair Corp. (Oil, Gas & Consumable Fuels)	5,306	191,440
Home BancShares, Inc. (Banks)	3,803	114,813
IDACORP, Inc. (Electric Utilities)	1,043	114,667
Illumina, Inc.* (Life Sciences Tools & Services)	2,526	335,301
Independence Realty Trust, Inc. (Residential REITs)	2,982	57,284
Ingredion, Inc. (Food Products)	1,232	168,094

Common Stocks, continued

	Shares	Value
Insperity, Inc. (Professional Services)	1,179	$88,437
International Bancshares Corp. (Banks)	515	33,933
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	890	65,264
Iridium Communications, Inc. (Diversified Telecommunication Services)	1,926	55,373
ITT, Inc. (Machinery)	784	118,400
Janus Henderson Group PLC (Capital Markets)	2,532	113,763
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	2,006	249,486
Jefferies Financial Group, Inc. (Capital Markets)	2,532	194,685
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	740	209,272
KB Home (Household Durables)	1,122	75,286
KBR, Inc. (Professional Services)	2,564	139,533
Kemper Corp. (Insurance)	1,998	134,226
Kilroy Realty Corp. (Office REITs)	3,528	137,663
Kite Realty Group Trust (Retail REITs)	4,154	96,165
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	5,372	306,687
Kyndryl Holdings, Inc.* (IT Services)	3,391	128,722
Lamar Advertising Co.—Class A (Specialized REITs)	1,079	136,407
Lancaster Colony Corp. (Food Products)	326	55,009
Landstar System, Inc. (Ground Transportation)	1,173	193,146
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,334	133,085
Lear Corp. (Automobile Components)	1,802	169,550
Lincoln Electric Holdings, Inc. (Machinery)	804	159,819
Lithia Motors, Inc.—Class A (Specialty Retail)	884	332,472
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	824	196,409
LivaNova PLC* (Health Care Equipment & Supplies)	1,063	53,097
Lumentum Holdings, Inc.* (Communications Equipment)	844	71,791
Macy's, Inc. (Broadline Retail)	9,202	143,367
ManpowerGroup, Inc. (Professional Services)	1,557	93,763
Maplebear, Inc.* (Consumer Staples Distribution & Retail)	2,900	140,012
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	1,066	92,497
Matador Resources Co. (Oil, Gas & Consumable Fuels)	1,386	80,388
Mattel, Inc.* (Leisure Products)	11,177	208,340
Maximus, Inc. (Professional Services)	1,997	150,354
MGIC Investment Corp. (Financial Services)	4,371	111,635
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,317	149,189
MSA Safety, Inc. (Commercial Services & Supplies)	652	107,404
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	1,485	119,409
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	4,548	121,113
National Fuel Gas Co. (Gas Utilities)	3,031	212,261
National Retail Properties, Inc. (Retail REITs)	6,222	245,084
Neogen Corp.* (Health Care Equipment & Supplies)	6,542	74,971
New Jersey Resources Corp. (Gas Utilities)	3,290	157,756
New York Community Bancorp, Inc. (Banks)	10,053	118,927

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 59

Common Stocks, continued

	Shares	Value
NewMarket Corp. (Chemicals)	143	$71,217
Nexstar Media Group, Inc. (Media)	968	148,317
NEXTracker, Inc.*—Class A (Electrical Equipment)	4,766	240,302
Nordstrom, Inc. (Broadline Retail)	3,215	77,803
NorthWestern Energy Group, Inc. (Multi-Utilities)	2,034	109,653
NOV, Inc. (Energy Equipment & Services)	12,908	186,521
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	464	69,442
OGE Energy Corp. (Electric Utilities)	6,667	281,548
Old National Bancorp (Banks)	10,583	252,405
Old Republic International Corp. (Insurance)	7,739	283,093
Olin Corp. (Chemicals)	3,869	113,323
Ollie's Bargain Outlet Holdings, Inc.* (Broadline Retail)	835	93,111
Omega Healthcare Investors, Inc. (Health Care REITs)	5,374	199,160
ONE Gas, Inc. (Gas Utilities)	1,880	132,803
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	721	147,632
Option Care Health, Inc.* (Health Care Providers & Services)	5,647	174,605
Ormat Technologies, Inc. (Independent Power/ Renewable Electricity Producers)	1,048	67,229
Oshkosh Corp. (Machinery)	2,159	251,308
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	8,636	364,612
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)	3,492	47,107
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	3,246	94,978
Penske Automotive Group, Inc. (Specialty Retail)	620	102,691
Penumbra, Inc.* (Health Care Equipment & Supplies)	446	119,069
Performance Food Group Co.* (Consumer Staples Distribution & Retail)	5,169	466,812
Perrigo Co. PLC (Pharmaceuticals)	4,526	112,743
Pinnacle Financial Partners, Inc. (Banks)	914	114,040
Polaris Industries, Inc. (Leisure Products)	1,739	82,950
Portland General Electric Co. (Electric Utilities)	3,500	143,990
Post Holdings, Inc.* (Food Products)	692	73,463
PotlatchDeltic Corp. (Specialized REITs)	2,377	106,323
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	1,246	77,651
Prosperity Bancshares, Inc. (Banks)	3,161	252,880
PVH Corp. (Textiles, Apparel & Luxury Goods)	1,852	165,939
Qualys, Inc.* (Software)	510	71,099
Range Resources Corp. (Oil, Gas & Consumable Fuels)	4,323	160,124
Rayonier, Inc. (Specialized REITs)	4,458	116,531
Regal Rexnord Corp. (Electrical Equipment)	2,198	348,889
Reinsurance Group of America, Inc. (Insurance)	2,186	498,101
Reliance Steel & Aluminum Co. (Metals & Mining)	1,795	519,652
Repligen Corp.* (Life Sciences Tools & Services)	1,002	166,542
Rexford Industrial Realty, Inc. (Industrial REITs)	7,365	299,461
RH* (Specialty Retail)	248	103,939
Royal Gold, Inc. (Metals & Mining)	1,200	167,784

Common Stocks, continued

	Shares	Value
RPM International, Inc. (Chemicals)	1,836	$232,439
Ryder System, Inc. (Ground Transportation)	660	105,211
Sabra Health Care REIT, Inc. (Health Care REITs)	7,850	131,174
Science Applications International Corp. (Professional Services)	1,643	177,904
SEI Investments Co. (Capital Markets)	1,268	109,783
Selective Insurance Group, Inc. (Insurance)	2,017	169,690
Sensata Technologies Holding PLC (Electrical Equipment)	4,963	134,795
Service Corp. International (Diversified Consumer Services)	1,871	146,162
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	614	83,252
Siligan Holdings, Inc. (Containers & Packaging)	2,692	148,114
Simpson Manufacturing Co., Inc. (Building Products)	475	79,800
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	4,366	328,934
Sonoco Products Co. (Containers & Packaging)	3,261	155,354
Sotera Health Co.* (Life Sciences Tools & Services)	2,740	37,565
SouthState Corp. (Banks)	3,255	343,695
Southwest Gas Holdings, Inc. (Gas Utilities)	2,000	149,360
Spire, Inc. (Gas Utilities)	1,916	135,959
STAG Industrial, Inc. (Industrial REITs)	6,045	206,618
Starwood Property Trust, Inc. (Mortgage REITs)	10,626	205,613
Stifel Financial Corp. (Capital Markets)	985	114,112
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	1,329	112,832
Synovus Financial Corp. (Banks)	2,397	135,239
Taylor Morrison Home Corp.* (Household Durables)	3,433	221,291
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	2,513	358,127
Tempur Sealy International, Inc. (Household Durables)	2,362	149,137
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,230	173,295
Teradata Corp.* (Software)	2,063	65,830
Terex Corp. (Machinery)	2,220	106,760
Texas Capital Bancshares, Inc.* (Banks)	1,533	121,030
The Boston Beer Co., Inc.*—Class A (Beverages)	286	71,692
The Brink's Co. (Commercial Services & Supplies)	724	67,571
The Carlyle Group, Inc. (Capital Markets)	4,411	247,723
The Chemours Co. (Chemicals)	4,956	94,114
The Gap, Inc. (Specialty Retail)	7,367	177,324
The Goodyear Tire & Rubber Co.* (Automobile Components)	9,452	83,839
The Hanover Insurance Group, Inc. (Insurance)	1,196	183,096
The Middleby Corp.* (Machinery)	1,785	305,484
The New York Times Co.—Class A (Media)	2,490	135,207
The Scotts Miracle-Gro Co. (Chemicals)	891	63,225
The Timken Co. (Machinery)	2,117	169,932
The Toro Co. (Machinery)	1,974	164,375
The Wendy's Co. (Hotels, Restaurants & Leisure)	3,124	46,329
The Western Union Co. (Financial Services)	11,206	115,646

See accompanying notes to the financial statements.

60 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
Thor Industries, Inc. (Automobiles)	1,762	$181,204
Trex Co., Inc.* (Building Products)	1,813	132,041
TXNM Energy, Inc. (Electric Utilities)	2,992	144,663
UFP Industries, Inc. (Building Products)	2,015	233,035
UGI Corp. (Gas Utilities)	7,122	218,859
UMB Financial Corp. (Banks)	952	112,241
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	6,263	52,296
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	4,300	32,379
United Bankshares, Inc. (Banks)	4,476	172,326
United States Steel Corp. (Metals & Mining)	7,470	275,270
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	791	118,587
Unum Group (Insurance)	5,574	425,018
US Foods Holding Corp.* (Consumer Staples Distribution & Retail)	7,733	548,501
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	584	99,350
Valley National Bancorp (Banks)	15,751	161,920
Valmont Industries, Inc. (Construction & Engineering)	180	59,717
Visteon Corp.* (Automobile Components)	917	77,083
Vontier Corp. (Electronic Equipment, Instruments & Components)	2,890	111,410
Vornado Realty Trust (Office REITs)	1,486	64,284
Voya Financial, Inc. (Financial Services)	1,532	108,757
Warner Music Group Corp.*—Class A (Entertainment)	2,442	77,656
Watsco, Inc. (Trading Companies & Distributors)	439	210,101
Watts Water Technologies, Inc.—Class A (Machinery)	446	92,224
Weatherford International PLC (Energy Equipment & Services)	1,253	78,876
Webster Financial Corp. (Banks)	5,687	342,585
WESCO International, Inc. (Trading Companies & Distributors)	1,480	273,800

Common Stocks, continued

	Shares	Value
Westlake Corp. (Chemicals)	1,111	$126,954
WEX, Inc.* (Financial Services)	395	72,637
Whirlpool Corp. (Household Durables)	1,829	192,063
Wintrust Financial Corp. (Banks)	1,059	138,528
WP Carey, Inc. (Equity REIT—Diversified)	7,261	405,963
XPO, Inc.* (Ground Transportation)	1,969	263,196
YETI Holdings, Inc.* (Leisure Products)	1,632	60,808
Zions Bancorp N.A. (Banks)	2,941	170,166
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	8,999	92,600
TOTAL COMMON STOCKS (Cost $48,534,151)		49,246,529

Repurchase Agreements(a) (0.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.08%–4.20%, dated 1/31/25, due 2/3/25, total to be received $177,062	$177,000	$177,000
TOTAL REPURCHASE AGREEMENTS (Cost $177,000)		177,000
TOTAL INVESTMENT SECURITIES (Cost $48,711,151)—100.3%		49,423,529
Net other assets (liabilities)—(0.3)%		(148,719)
NET ASSETS—100.0%		$49,274,810

*  Non-income producing security.

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 61

Mid-Cap Value ProFund invested in the following industries as of January 31, 2025:

	Value	% of Net Assets
Aerospace & Defense	$87,629	0.2%
Air Freight & Logistics	180,209	0.4%
Automobile Components	678,213	1.4%
Automobiles	284,059	0.6%
Banks	4,719,209	9.6%
Beverages	118,679	0.2%
Biotechnology	497,405	1.0%
Broadline Retail	314,281	0.6%
Building Products	887,375	1.8%
Capital Markets	931,414	1.9%
Chemicals	1,327,933	2.7%
Commercial Services & Supplies	174,975	0.4%
Communications Equipment	238,838	0.5%
Construction & Engineering	554,603	1.1%
Consumer Finance	405,343	0.8%
Consumer Staples Distribution & Retail	1,547,426	3.1%
Containers & Packaging	1,288,423	2.6%
Diversified Consumer Services	250,190	0.5%
Diversified Telecommunication Services	318,316	0.6%
Electric Utilities	810,793	1.7%
Electrical Equipment	852,215	1.7%
Electronic Equipment, Instruments & Components	1,887,826	3.9%
Energy Equipment & Services	374,000	0.7%
Entertainment	77,655	0.2%
Equity REIT—Diversified	405,962	0.8%
Financial Services	669,305	1.3%
Food Products	621,316	1.3%
Gas Utilities	1,006,998	2.0%
Ground Transportation	918,472	1.9%
Health Care Equipment & Supplies	542,918	1.1%
Health Care Providers & Services	834,854	1.7%
Health Care REITs	527,264	1.1%
Hotel & Resort REITs	47,107	0.1%
Hotels, Restaurants & Leisure	644,054	1.3%
Household Durables	637,777	1.3%
Independent Power/Renewable Electricity Producers	67,229	0.1%
	Value	% of Net Assets
Industrial REITs	$761,496	1.5%
Insurance	2,852,551	5.8%
Interactive Media & Services	92,600	0.2%
IT Services	258,038	0.5%
Leisure Products	499,792	1.0%
Life Sciences Tools & Services	1,388,369	2.8%
Machinery	2,529,866	5.1%
Media	283,524	0.6%
Metals & Mining	1,613,061	3.3%
Mortgage REITs	585,178	1.2%
Multi-Utilities	249,137	0.5%
Office REITs	424,117	0.9%
Oil, Gas & Consumable Fuels	2,550,773	5.2%
Personal Care Products	267,905	0.6%
Pharmaceuticals	362,229	0.7%
Professional Services	1,259,521	2.6%
Real Estate Management & Development	209,272	0.4%
Residential REITs	490,656	1.0%
Retail REITs	608,123	1.2%
Semiconductors & Semiconductor Equipment	1,048,620	2.1%
Software	833,261	1.7%
Specialized REITs	870,238	1.8%
Specialty Retail	1,595,508	3.2%
Textiles, Apparel & Luxury Goods	770,301	1.6%
Trading Companies & Distributors	814,699	1.6%
Water Utilities	297,429	0.6%
Other**	28,281	0.1%
Total	$49,274,810	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

62 :: Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks (59.5%)

	Shares	Value
Adobe, Inc.* (Software)	2,059	$900,710
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	7,593	880,408
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	2,025	265,619
Alphabet, Inc.—Class A (Interactive Media & Services)	11,111	2,266,866
Alphabet, Inc.—Class C (Interactive Media & Services)	10,524	2,163,734
Amazon.com, Inc.* (Broadline Retail)	19,995	4,752,411
American Electric Power Co., Inc. (Electric Utilities)	2,491	245,015
Amgen, Inc. (Biotechnology)	2,514	717,546
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,322	492,009
ANSYS, Inc.* (Software)	409	143,355
Apple, Inc. (Technology Hardware, Storage & Peripherals)	28,746	6,784,056
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	3,857	695,610
AppLovin Corp*—Class A (Software)	1,398	516,687
ARM Holdings PLC*ADR (Semiconductors & Semiconductor Equipment)	598	95,411
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	415	306,813
AstraZeneca PLCADR (Pharmaceuticals)	2,722	192,609
Atlassian Corp.*—Class A (Software)	756	231,926
Autodesk, Inc.* (Software)	1,006	313,208
Automatic Data Processing, Inc. (Professional Services)	1,907	577,839
Axon Enterprise, Inc.* (Aerospace & Defense)	356	232,176
Baker Hughes Co. (Energy Equipment & Services)	4,627	213,675
Biogen, Inc.* (Biotechnology)	681	98,016
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	156	739,060
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	14,689	3,250,235
Cadence Design Systems, Inc.* (Software)	1,283	381,846
CDW Corp. (Electronic Equipment, Instruments & Components)	624	124,263
Charter Communications, Inc.*—Class A (Media)	666	230,096
Cintas Corp. (Commercial Services & Supplies)	1,886	378,275
Cisco Systems, Inc. (Communications Equipment)	18,631	1,129,039
Coca-Cola European Partners PLC (Beverages)	2,152	169,040
Cognizant Technology Solutions Corp.—Class A (IT Services)	2,318	191,490
Comcast Corp.—Class A (Media)	17,857	601,067
Constellation Energy Corp. (Electric Utilities)	1,463	438,870
Copart, Inc.* (Commercial Services & Supplies)	4,505	260,975
CoStar Group, Inc.* (Real Estate Management & Development)	1,917	146,842
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	2,073	2,031,291

Common Stocks, continued

	Shares	Value
Crowdstrike Holdings, Inc.* (Software)	1,094	$435,489
CSX Corp. (Ground Transportation)	9,021	296,520
Datadog, Inc.*—Class A (Software)	1,465	209,070
Dexcom, Inc.* (Health Care Equipment & Supplies)	1,826	158,552
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	1,367	224,680
DoorDash, Inc.*—Class A (Hotels, Restaurants & Leisure)	1,821	343,859
Electronic Arts, Inc. (Entertainment)	1,227	150,811
Exelon Corp. (Electric Utilities)	4,700	188,000
Fastenal Co. (Trading Companies & Distributors)	2,679	196,210
Fortinet, Inc.* (Software)	3,585	361,655
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	2,136	188,609
Gilead Sciences, Inc. (Biotechnology)	5,829	566,579
GLOBALFOUNDRIES, Inc.* (Semiconductors & Semiconductor Equipment)	2,583	107,117
Honeywell International, Inc. (Industrial Conglomerates)	3,041	680,333
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	383	161,645
Intel Corp. (Semiconductors & Semiconductor Equipment)	20,176	392,020
Intuit, Inc. (Software)	1,310	787,978
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	1,666	952,752
Keurig Dr Pepper, Inc. (Beverages)	6,344	203,642
KLA Corp. (Semiconductors & Semiconductor Equipment)	626	462,138
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	6,018	487,759
Linde PLC (Chemicals)	2,228	993,955
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	551	228,224
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	1,300	377,767
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	4,052	457,309
MercadoLibre, Inc.* (Broadline Retail)	236	453,637
Meta Platforms, Inc.—Class A (Interactive Media & Services)	4,146	2,857,341
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,510	136,293
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	5,211	475,452
Microsoft Corp. (Software)	14,140	5,868,948
MicroStrategy, Inc.*—Class A (Software)	1,061	355,212
Mondelez International, Inc.—Class A (Food Products)	6,253	362,612
MongoDB, Inc.* (IT Services)	346	94,569
Monster Beverage Corp.* (Beverages)	4,548	221,533
Netflix, Inc.* (Entertainment)	2,001	1,954,496
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	46,573	5,592,020

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: Nasdaq-100 ProFund :: 63

Common Stocks, continued

	Shares	Value
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,189	$247,966
Old Dominion Freight Line, Inc. (Ground Transportation)	998	185,239
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,989	104,104
O'Reilly Automotive, Inc.* (Specialty Retail)	271	350,788
PACCAR, Inc. (Machinery)	2,452	271,878
Palantir Technologies, Inc.*—Class A (Software)	10,201	841,480
Palo Alto Networks, Inc.* (Software)	3,069	565,985
Paychex, Inc. (Professional Services)	1,684	248,676
PayPal Holdings, Inc.* (Financial Services)	4,690	415,440
PDD Holdings, Inc.*ADR (Broadline Retail)	3,124	349,607
PepsiCo, Inc. (Beverages)	6,419	967,279
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	5,198	898,890
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	506	340,528
Roper Technologies, Inc. (Software)	502	288,976
Ross Stores, Inc. (Specialty Retail)	1,552	233,669
Starbucks Corp. (Hotels, Restaurants & Leisure)	5,304	571,135
Synopsys, Inc.* (Software)	718	377,295
Take-Two Interactive Software, Inc.* (Entertainment)	821	152,304
Tesla, Inc.* (Automobiles)	6,898	2,790,931
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	4,268	787,915
The Kraft Heinz Co. (Food Products)	5,656	168,775
The Trade Desk, Inc.*—Class A (Media)	2,104	249,703
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	5,429	1,264,794
Verisk Analytics, Inc. (Professional Services)	661	189,998

Common Stocks, continued

	Shares	Value
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,206	$556,786
Warner Bros. Discovery, Inc.* (Entertainment)	11,472	119,768
Workday, Inc.*—Class A (Software)	997	261,274
Xcel Energy, Inc. (Electric Utilities)	2,684	180,365
Zscaler, Inc.* (Software)	717	145,257
TOTAL COMMON STOCKS (Cost $29,220,946)		75,269,679

Repurchase Agreements(a)(b) (37.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.08%–4.20%, dated 1/31/25, due 2/3/25, total to be received $46,830,320	$46,814,000	$46,814,000
TOTAL REPURCHASE AGREEMENTS (Cost $46,814,000)		46,814,000
TOTAL INVESTMENT SECURITIES (Cost $76,034,946)—96.6%		122,083,679
Net other assets (liabilities)—3.4%		4,253,101
NET ASSETS—100.0%		$126,336,780

*  Non-income producing security.

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2025, the aggregate amount held in a segregated account was $3,715,000.

ADR  American Depositary Receipt

NYS  New York Shares

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME E-Mini Nasdaq-100 Index Futures Contracts	30	3/24/25	$12,953,550	$17,412

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	2/27/25	5.08%	$35,596,646	$631,563
Nasdaq-100 Index	UBS AG	2/27/25	5.13%	2,491,454	39,523
				$38,088,100	$671,086

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of January 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

64 :: Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Nasdaq-100 ProFund invested in the following industries as of January 31, 2025:

	Value	% of Net Assets
Aerospace & Defense	$232,176	0.2%
Automobiles	2,790,931	2.2%
Beverages	1,561,494	1.3%
Biotechnology	2,279,455	1.8%
Broadline Retail	5,555,655	4.4%
Chemicals	993,956	0.8%
Commercial Services & Supplies	639,250	0.5%
Communications Equipment	1,129,039	0.9%
Consumer Staples Distribution & Retail	2,031,291	1.6%
Electric Utilities	1,052,250	0.8%
Electronic Equipment, Instruments & Components	124,263	0.1%
Energy Equipment & Services	213,675	0.1%
Entertainment	2,377,379	1.9%
Financial Services	415,440	0.3%
Food Products	531,387	0.4%
Ground Transportation	481,759	0.4%
Health Care Equipment & Supplies	1,461,558	1.2%
Hotels, Restaurants & Leisure	2,297,440	1.8%
Industrial Conglomerates	680,332	0.5%
Interactive Media & Services	7,287,941	5.8%
IT Services	286,059	0.2%
Machinery	271,878	0.2%
	Value	% of Net Assets
Media	$1,080,866	0.8%
Oil, Gas & Consumable Fuels	224,680	0.2%
Pharmaceuticals	192,609	0.1%
Professional Services	1,016,514	0.8%
Real Estate Management & Development	146,842	0.1%
Semiconductors & Semiconductor Equipment	15,869,469	12.5%
Software	12,986,350	10.3%
Specialty Retail	584,457	0.5%
Technology Hardware, Storage & Peripherals	6,784,056	5.4%
Textiles, Apparel & Luxury Goods	228,224	0.2%
Trading Companies & Distributors	196,210	0.2%
Wireless Telecommunication Services	1,264,794	1.0%
Other**	51,067,101	40.5%
Total	$126,336,780	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: Oil & Gas Equipment & Services UltraSector ProFund :: 65

Common Stocks (78.7%)

	Shares	Value
Archrock, Inc. (Energy Equipment & Services)	13,345	$374,861
Atlas Energy Solutions, Inc.* (Energy Equipment & Services)	10,105	232,011
Baker Hughes Co. (Energy Equipment & Services)	9,008	415,989
Bristow Group, Inc.* (Energy Equipment & Services)	1,510	50,389
Cactus, Inc.—Class A (Energy Equipment & Services)	5,892	351,811
ChampionX Corp. (Energy Equipment & Services)	12,953	370,974
Core Laboratories, Inc. (Energy Equipment & Services)	4,000	67,880
Expro Group Holdings N.V.* (Energy Equipment & Services)	23,145	292,321
Halliburton Co. (Energy Equipment & Services)	13,098	340,810
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	22,764	182,567
Helmerich & Payne, Inc. (Energy Equipment & Services)	11,103	350,744
Innovex International, Inc.* (Energy Equipment & Services)	5,525	86,080
Kodiak Gas Services, Inc.* (Energy Equipment & Services)	6,205	290,270
Liberty Energy, Inc. (Energy Equipment & Services)	20,026	366,676
Nabors Industries, Ltd.* (Energy Equipment & Services)	1,980	113,296
Newpark Resources, Inc.* (Energy Equipment & Services)	7,937	54,924
Noble Corp. PLC (Energy Equipment & Services)	11,713	375,402
NOV, Inc. (Energy Equipment & Services)	24,868	359,343
Oceaneering International, Inc.* (Energy Equipment & Services)	9,966	247,655
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	48,971	395,196
ProPetro Holding Corp.* (Energy Equipment & Services)	12,641	112,252
RPC, Inc.* (Energy Equipment & Services)	17,402	106,674
Schlumberger N.V. (Energy Equipment & Services)	9,204	370,737

Common Stocks, continued

	Shares	Value
Select Energy Services, Inc.—Class A (Energy Equipment & Services)	7,689	$96,113
Solaris Energy Infrastructure, Inc.* (Energy Equipment & Services)	1,724	47,048
TechnipFMC PLC (Energy Equipment & Services)	12,366	371,598
TETRA Technologies, Inc.* (Energy Equipment & Services)	15,102	62,673
Tidewater, Inc.* (Energy Equipment & Services)	7,755	427,377
Transocean, Ltd.* (Energy Equipment & Services)	93,515	366,579
Valaris, Ltd.* (Energy Equipment & Services)	8,351	400,347
Weatherford International PLC (Energy Equipment & Services)	4,750	299,013
TOTAL COMMON STOCKS (Cost $4,371,192)		7,979,610

Repurchase Agreements(a)(b) (26.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.08%–4.20%, dated 1/31/25, due 2/3/25, total to be received $2,722,949	$2,722,000	$2,722,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,722,000)		2,722,000
TOTAL INVESTMENT SECURITIES (Cost $7,093,192)—105.5%		10,701,610
Net other assets (liabilities)—(5.5)%		(561,812)
NET ASSETS—100.0%		$10,139,798

*  Non-income producing security.

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2025, the aggregate amount held in a segregated account was $1,613,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Oil & Gas Equipment & Services Select Sector Index	Goldman Sachs International	2/24/25	5.08%	$3,745,477	$(262,031)
S&P Oil & Gas Equipment & Services Select Sector Index	UBS AG	2/24/25	5.13%	3,521,879	(257,689)
				$7,267,356	$(519,720)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of January 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

66 :: Oil & Gas Equipment & Services UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Oil & Gas Equipment & Services UltraSector ProFund invested in the following industries as of January 31, 2025:

	Value	% of Net Assets
Energy Equipment & Services	$7,979,610	78.7%
Other**	2,160,188	21.3%
Total	$10,139,798	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) ::  Schedule of Portfolio Investments ::  Pharmaceuticals UltraSector ProFund :: 67

Common Stocks (84.5%)

	Shares	Value
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	3,650	$30,149
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	1,216	42,402
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	844	49,492
Arvinas, Inc.* (Pharmaceuticals)	2,211	38,936
Axsome Therapeutics, Inc.* (Pharmaceuticals)	844	89,852
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,459	86,008
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	1,608	51,649
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,375	92,015
CorMedix, Inc.* (Pharmaceuticals)	3,464	35,575
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	2,774	77,727
Elanco Animal Health, Inc.* (Pharmaceuticals)	6,596	79,350
Eli Lilly & Co. (Pharmaceuticals)	103	83,541
Enliven Therapeutics, Inc.* (Pharmaceuticals)	835	18,253
Esperion Therapeutics, Inc.* (Pharmaceuticals)	8,632	15,451
Evolus, Inc.* (Pharmaceuticals)	2,431	33,961
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	2,559	19,576
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	1,889	73,237
Harrow, Inc.* (Pharmaceuticals)	1,876	57,631
Innoviva, Inc.* (Pharmaceuticals)	1,634	30,458
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	984	125,046
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	683	84,945
Johnson & Johnson (Pharmaceuticals)	563	85,660
Ligand Pharmaceuticals, Inc.*—Class B (Pharmaceuticals)	293	34,149
Liquidia Corp.* (Pharmaceuticals)	2,761	39,289
Merck & Co., Inc. (Pharmaceuticals)	827	81,724
Mind Medicine MindMed, Inc.* (Pharmaceuticals)	2,186	14,843
Neumora Therapeutics, Inc.* (Pharmaceuticals)	4,062	7,840
Nuvation Bio, Inc.* (Pharmaceuticals)	5,667	13,091
Ocular Therapeutix, Inc.* (Pharmaceuticals)	3,547	27,312
Organon & Co. (Pharmaceuticals)	5,272	82,032
Pacira BioSciences, Inc.* (Pharmaceuticals)	1,884	49,606
Perrigo Co. PLC (Pharmaceuticals)	3,030	75,477
Pfizer, Inc. (Pharmaceuticals)	3,275	86,853

Common Stocks, continued

	Shares	Value
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	2,589	$15,508
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	595	12,977
Pliant Therapeutics, Inc.* (Pharmaceuticals)	1,214	13,051
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	744	57,117
Royalty Pharma PLC—Class A (Pharmaceuticals)	3,282	103,646
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	973	37,334
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	1,584	85,156
Viatris, Inc. (Pharmaceuticals)	6,484	73,140
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	2,905	33,611
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	4,129	14,699
Zevra Therapeutics, Inc.* (Pharmaceuticals)	2,264	17,750
Zoetis, Inc. (Pharmaceuticals)	467	79,810
TOTAL COMMON STOCKS (Cost $1,652,054)		2,356,929

Repurchase Agreements(a)(b) (16.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.08%–4.20%, dated 1/31/25, due 2/3/25, total to be received $462,161	$462,000	$462,000
TOTAL REPURCHASE AGREEMENTS (Cost $462,000)		462,000
TOTAL INVESTMENT SECURITIES (Cost $2,114,054)—101.1%		2,818,929
Net other assets (liabilities)—(1.1)%		(31,643)
NET ASSETS—100.0%		$2,787,286

*  Non-income producing security.

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2025, the aggregate amount held in a segregated account was $266,000.

See accompanying notes to the financial statements.

68 :: Pharmaceuticals UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Pharmaceuticals Select Industry Index	Goldman Sachs International	2/24/25	5.08%	$915,479	$1,868
S&P Pharmaceuticals Select Industry Index	UBS AG	2/24/25	5.13%	920,652	1,824
				$1,836,131	$3,692

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of January 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Pharmaceuticals UltraSector ProFund invested in the following industries as of January 31, 2025:

	Value	% of Net Assets
Pharmaceuticals	$2,356,929	84.5%
Other**	430,357	15.5%
Total	$2,787,286	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: Precious Metals UltraSector ProFund :: 69

Common Stocks (76.1%)

	Shares	Value
Agnico Eagle Mines, Ltd. (Metals & Mining)	31,754	$2,951,216
Alamos Gold, Inc.—Class A (Metals & Mining)	26,602	556,780
Anglogold Ashanti PLC (Metals & Mining)	27,012	816,033
B2Gold Corp. (Metals & Mining)	83,139	201,196
Barrick Gold Corp. (Metals & Mining)	110,678	1,811,799
Cia De Minas Buenaventura S.A.AADR (Metals & Mining)	15,142	193,212
Coeur Mining, Inc.* (Metals & Mining)	25,277	166,828
Eldorado Gold Corp.* (Metals & Mining)	12,974	197,724
Endeavour Silver Corp.* (Metals & Mining)	15,581	61,545
Equinox Gold Corp.* (Metals & Mining)	26,814	162,761
First Majestic Silver Corp. (Metals & Mining)	26,605	151,649
Fortuna Mining Corp.* (Metals & Mining)	19,837	100,574
Franco-Nevada Corp. (Metals & Mining)	12,188	1,657,080
Gold Fields, Ltd.ADR (Metals & Mining)	56,669	959,406
Harmony Gold Mining Co., Ltd.ADR (Metals & Mining)	35,368	398,597
Hecla Mining Co. (Metals & Mining)	39,774	225,916
IAMGOLD Corp.* (Metals & Mining)	36,158	225,626
Kinross Gold Corp. (Metals & Mining)	77,820	877,810
MAG Silver Corp.* (Metals & Mining)	5,887	93,015
New Gold, Inc.* (Metals & Mining)	50,075	151,227
Newmont Corp. (Metals & Mining)	72,082	3,079,342
Osisko Gold Royalties, Ltd.* (Metals & Mining)	11,815	218,814
Pan American Silver Corp. (Metals & Mining)	22,983	533,435
Royal Gold, Inc. (Metals & Mining)	4,163	582,071
Sandstorm Gold, Ltd.* (Metals & Mining)	15,599	91,254
Seabridge Gold, Inc.* (Metals & Mining)	4,896	60,270
Sibanye Stillwater, Ltd.ADR (Metals & Mining)	44,801	170,692
SilverCrest Metals, Inc.* (Metals & Mining)	9,412	98,826

Common Stocks, continued

	Shares	Value
SSR Mining, Inc.* (Metals & Mining)	12,813	$102,888
Wheaton Precious Metals Corp. (Metals & Mining)	28,725	1,794,451
TOTAL COMMON STOCKS (Cost $6,402,892)		18,692,037

Repurchase Agreements(a)(b) (21.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.08%–4.20%, dated 1/31/25, due 2/3/25, total to be received $5,360,868	$5,359,000	$5,359,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,359,000)		5,359,000
TOTAL INVESTMENT SECURITIES (Cost $11,761,892)—97.9%		24,051,037
Net other assets (liabilities)—2.1%		522,586
NET ASSETS—100.0%		$24,573,623

*  Non-income producing security.

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2025, the aggregate amount held in a segregated account was $2,353,000.

ADR  American Depositary Receipt

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	2/24/25	5.08%	$9,556,684	$387,149
Dow Jones Precious Metals Index	UBS AG	2/24/25	5.13%	8,619,081	311,937
				$18,175,765	$699,086

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of January 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Precious Metals UltraSector ProFund invested in the following industries as of January 31, 2025:

	Value	% of Net Assets
Metals & Mining	$18,692,037	76.1%
Other**	5,881,586	23.9%
Total	$24,573,623	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

70 :: Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks (76.3%)

	Shares	Value
Alexandria Real Estate Equities, Inc. (Office REITs)	467	$45,463
American Tower Corp.—Class A (Specialized REITs)	1,402	259,300
AvalonBay Communities, Inc. (Residential REITs)	427	94,585
Boston Properties, Inc. (Office REITs)	437	31,962
Camden Property Trust (Residential REITs)	320	36,387
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	903	130,700
CoStar Group, Inc.* (Real Estate Management & Development)	1,230	94,218
Crown Castle International Corp. (Specialized REITs)	1,304	116,421
Digital Realty Trust, Inc. (Specialized REITs)	936	153,373
Equinix, Inc. (Specialized REITs)	289	264,047
Equity Commonwealth* (Office REITs)	1	1
Equity Residential (Residential REITs)	1,024	72,325
Essex Property Trust, Inc. (Residential REITs)	193	54,922
Extra Space Storage, Inc. (Specialized REITs)	636	97,944
Federal Realty Investment Trust (Retail REITs)	229	24,876
Healthpeak Properties, Inc. (Health Care REITs)	2,100	43,386
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	2,098	35,058
Invitation Homes, Inc. (Residential REITs)	1,710	53,267
Iron Mountain, Inc. (Specialized REITs)	880	89,382
Kimco Realty Corp. (Retail REITs)	2,024	45,439
Mid-America Apartment Communities, Inc. (Residential REITs)	350	53,403
Prologis, Inc. (Industrial REITs)	2,779	331,396
Public Storage (Specialized REITs)	473	141,181
Realty Income Corp. (Retail REITs)	2,626	143,485
Regency Centers Corp. (Retail REITs)	491	35,273
SBA Communications Corp.—Class A (Specialized REITs)	322	63,614

Common Stocks, continued

	Shares	Value
Simon Property Group, Inc. (Retail REITs)	920	$159,951
UDR, Inc. (Residential REITs)	902	37,649
Ventas, Inc. (Health Care REITs)	1,259	76,069
VICI Properties, Inc. (Specialized REITs)	3,165	94,222
Welltower, Inc. (Health Care REITs)	1,775	242,252
Weyerhaeuser Co. (Specialized REITs)	2,181	66,782
TOTAL COMMON STOCKS (Cost $1,202,555)		3,188,333

Repurchase Agreements(a)(b) (26.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.08%–4.20%, dated 1/31/25, due 2/3/25, total to be received $1,113,388	$1,113,000	$1,113,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,113,000)		1,113,000
TOTAL INVESTMENT SECURITIES (Cost $2,315,555)—102.9%		4,301,333
Net other assets (liabilities)—(2.9)%		(120,419)
NET ASSETS—100.0%		$4,180,914

*  Non-income producing security.

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2025, the aggregate amount held in a segregated account was $604,000.

REIT  Real Estate Investment Trust
Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Real Estate Select Sector Index	Goldman Sachs International	2/24/25	5.08%	$1,597,243	$(1,101)
S&P Real Estate Select Sector Index	UBS AG	2/24/25	5.13%	1,526,956	(2,135)
				$3,124,199	$(3,236)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of January 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: Real Estate UltraSector ProFund :: 71

Real Estate UltraSector ProFund invested in the following industries as of January 31, 2025:

	Value	% of Net Assets
Health Care REITs	$361,707	8.7%
Hotel & Resort REITs	35,058	0.8%
Industrial REITs	331,396	7.9%
Office REITs	77,425	1.9%
Real Estate Management & Development	224,918	5.4%
Residential REITs	402,538	9.6%
Retail REITs	409,024	9.8%
Specialized REITs	1,346,267	32.2%
Other**	992,581	23.7%
Total	$4,180,914	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

72 :: Rising Rates Opportunity ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Repurchase Agreements(a)(b) (51.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.08%–4.20%, dated 1/31/25, due 2/3/25, total to be received $8,357,913	$8,355,000	$8,355,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,355,000)		8,355,000
TOTAL INVESTMENT SECURITIES (Cost $8,355,000)—51.4%		8,355,000
Net other assets (liabilities)—48.6%		7,897,749
NET ASSETS—100.0%		$16,252,749

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2025, the aggregate amount held in a segregated account was $279,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 4.50%, due 11/15/54	Citibank North America	2/18/25	(4.25)%	$(15,498,463)	$(78,675)
30-Year U.S. Treasury Bond, 4.50%, due 11/15/54	Societe Generale	2/18/25	(4.17)%	(4,992,987)	(55,264)
				$(20,491,450)	$(133,939)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of January 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: Rising Rates Opportunity 10 ProFund :: 73

Repurchase Agreements(a)(b) (98.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.08%–4.20%, dated 1/31/25, due 2/3/25, total to be received $1,109,387	$1,109,000	$1,109,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,109,000)		1,109,000
TOTAL INVESTMENT SECURITIES (Cost $1,109,000)—98.3%		1,109,000
Net other assets (liabilities)—1.7%		19,635
NET ASSETS—100.0%		$1,128,635

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2025, the aggregate amount held in a segregated account was $64,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
10-Year U.S. Treasury Note, 4.25%, due 11/15/34	Citibank North America	2/18/25	(4.25)%	$(680,416)	$(5,990)
10-Year U.S. Treasury Note, 4.25%, due 11/15/34	Societe Generale	2/18/25	(4.16)%	(443,750)	(3,598)
				$(1,124,166)	$(9,588)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of January 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

74 :: Rising U.S. Dollar ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Repurchase Agreements(a)(b) (93.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.08%–4.20%, dated 1/31/25, due 2/3/25, total to be received $8,839,080	$8,836,000	$8,836,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,836,000)		8,836,000
TOTAL INVESTMENT SECURITIES (Cost $8,836,000)—93.5%		8,836,000
Net other assets (liabilities)—6.5%		609,669
NET ASSETS—100.0%		$9,445,669

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2025, the aggregate amount held in a segregated account was $181,000.

As of January 31, 2025, the Rising U.S. Dollar ProFund's forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$600,832	British pound	487,546	2/7/25	$604,396	$(3,564)
U.S. dollar	445,907	Canadian dollar	641,035	2/7/25	441,240	4,667
U.S. dollar	3,197,171	Euro	3,102,006	2/7/25	3,218,666	(21,495)
U.S. dollar	427,049	Japanese yen	67,406,629	2/7/25	434,984	(7,935)
U.S. dollar	252,748	Swedish krona	2,821,116	2/7/25	254,606	(1,858)
U.S. dollar	293,230	Swiss franc	266,497	2/7/25	292,878	352
Total Short Contracts	$5,216,937				$5,246,770	$(29,833)
Long:
British pound	78,260	U.S. dollar	$97,595	2/7/25	$97,017	$(578)
Canadian dollar	82,349	U.S. dollar	57,286	2/7/25	56,683	(603)
Euro	393,258	U.S. dollar	411,915	2/7/25	408,048	(3,867)
Japanese yen	18,071,200	U.S. dollar	116,569	2/7/25	116,616	47
Swedish krona	320,916	U.S. dollar	29,310	2/7/25	28,963	(347)
Swiss franc	22,346	U.S. dollar	24,658	2/7/25	24,558	(100)
Total Long Contracts			$737,333		$731,885	$(5,448)

As of January 31, 2025, the Rising U.S. Dollar ProFund's forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$830,207	British pound	673,155	2/7/25	$834,490	$(4,283)
U.S. dollar	635,864	Canadian dollar	913,711	2/7/25	628,930	6,934
U.S. dollar	3,679,326	Euro	3,567,357	2/7/25	3,701,518	(22,192)
U.S. dollar	1,177,044	Japanese yen	185,725,469	2/7/25	1,198,512	(21,468)
U.S. dollar	247,229	Swedish krona	2,757,275	2/7/25	248,845	(1,616)
U.S. dollar	136,871	Swiss franc	124,370	2/7/25	136,681	190
Total Short Contracts	$6,706,541				$6,748,976	$(42,435)
Long:
British pound	182,989	U.S. dollar	$225,452	2/7/25	$226,846	$1,394
Canadian dollar	231,713	U.S. dollar	161,194	2/7/25	159,494	(1,700)
Euro	1,076,645	U.S. dollar	1,122,185	2/7/25	1,117,136	(5,049)
Japanese yen	38,141,546	U.S. dollar	244,304	2/7/25	246,133	1,829
Swedish krona	908,879	U.S. dollar	82,700	2/7/25	82,027	(673)
Swiss franc	61,320	U.S. dollar	67,756	2/7/25	67,390	(365)
Total Long Contracts			$1,903,591		$1,899,026	$(4,564)
Total unrealized appreciation						$15,413
Total unrealized (depreciation)						(97,693)
Total net unrealized appreciation/(depreciation)						$(82,280)

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: Semiconductor UltraSector ProFund :: 75

Common Stocks (46.0%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	47,981	$5,563,396
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	3,862	93,036
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,354	82,542
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	14,680	3,110,545
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	24,375	4,396,031
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	961	65,348
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	138,092	30,555,616
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	1,571	157,791
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	3,995	248,809
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	4,464	453,275
GLOBALFOUNDRIES, Inc.* (Semiconductors & Semiconductor Equipment)	2,451	101,643
Intel Corp. (Semiconductors & Semiconductor Equipment)	127,520	2,477,714
KLA Corp. (Semiconductors & Semiconductor Equipment)	3,955	2,919,739
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	38,043	3,083,385
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	4,079	232,585
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	25,610	2,890,345
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	15,877	862,121
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	32,782	2,991,030
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,990	225,427
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	1,442	919,088
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	725,145	87,068,159
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	7,514	1,567,045

Common Stocks, continued

	Shares	Value
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	12,589	$658,908
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	1,460	298,950
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	1,681	104,760
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	2,795	231,929
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	32,848	5,680,404
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	3,151	194,165
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	959	130,031
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	4,722	419,125
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	4,815	557,529
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	26,971	4,979,116
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	1,305	195,646
TOTAL COMMON STOCKS (Cost $32,921,732)		163,515,233

Repurchase Agreements(a)(b) (49.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.08%–4.20%, dated 1/31/25, due 2/3/25, total to be received $175,605,198	$175,544,000	$175,544,000
TOTAL REPURCHASE AGREEMENTS (Cost $175,544,000)		175,544,000
TOTAL INVESTMENT SECURITIES (Cost $208,465,732)—95.5%		339,059,233
Net other assets (liabilities)—4.5%		15,919,362
NET ASSETS—100.0%		$354,978,595

*  Non-income producing security.

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2025, the aggregate amount held in a segregated account was $110,372,000.

See accompanying notes to the financial statements.

76 :: Semiconductor UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	2/24/25	5.08%	$182,176,509	$(22,574,538)
Dow Jones U.S. Semiconductors Index	UBS AG	2/24/25	5.13%	186,334,180	(25,066,633)
				$368,510,689	$(47,641,171)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of January 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Semiconductor UltraSector ProFund invested in the following industries as of January 31, 2025:

	Value	% of Net Assets
Semiconductors & Semiconductor Equipment	$163,515,233	46.0%
Other**	191,463,362	54.0%
Total	$354,978,595	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: Short Energy ProFund :: 77

Repurchase Agreements(a)(b) (102.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.08%–4.20%, dated 1/31/25, due 2/3/25, total to be received $1,455,507	$1,455,000	$1,455,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,455,000)		1,455,000
TOTAL INVESTMENT SECURITIES (Cost $1,455,000)—102.5%		1,455,000
Net other assets (liabilities)—(2.5)%		(35,272)
NET ASSETS—100.0%		$1,419,728

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2025, the aggregate amount held in a segregated account was $306,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Energy Select Sector Index	Goldman Sachs International	2/24/25	(4.58)%	$(1,091,648)	$59,168
S&P Energy Select Sector Index	UBS AG	2/24/25	(4.63)%	(326,017)	19,272
				$(1,417,665)	$78,440

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of January 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

78 :: Short Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Repurchase Agreements(a)(b) (89.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.08%–4.20%, dated 1/31/25, due 2/3/25, total to be received $1,297,452	$1,297,000	$1,297,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,297,000)		1,297,000
TOTAL INVESTMENT SECURITIES (Cost $1,297,000)—89.7%		1,297,000
Net other assets (liabilities)—10.3%		149,204
NET ASSETS—100.0%		$1,446,204

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2025, the aggregate amount held in a segregated account was $182,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME E-Mini Nasdaq-100 Index Futures Contracts	1	3/24/25	$(431,785)	$9,472

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	2/27/25	(4.83)%	$(283,510)	$(13,526)
Nasdaq-100 Index	UBS AG	2/27/25	(4.73)%	(730,254)	(11,616)
				$(1,013,764)	$(25,142)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of January 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: Short Precious Metals ProFund :: 79

Repurchase Agreements(a)(b) (102.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.08%–4.20%, dated 1/31/25, due 2/3/25, total to be received $5,878,048	$5,876,000	$5,876,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,876,000)		5,876,000
TOTAL INVESTMENT SECURITIES (Cost $5,876,000)—102.8%		5,876,000
Net other assets (liabilities)—(2.8)%		(159,660)
NET ASSETS—100.0%		$5,716,340

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2025, the aggregate amount held in a segregated account was $1,293,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	2/24/25	(4.58)%	$(3,099,064)	$(127,015)
Dow Jones Precious Metals Index	UBS AG	2/24/25	(4.63)%	(2,573,390)	(133,549)
				$(5,672,454)	$(260,564)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of January 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

80 :: Short Real Estate ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Repurchase Agreements(a)(b) (97.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.08%–4.20%, dated 1/31/25, due 2/3/25, total to be received $937,327	$937,000	$937,000
TOTAL REPURCHASE AGREEMENTS (Cost $937,000)		937,000
TOTAL INVESTMENT SECURITIES (Cost $937,000)—97.9%		937,000
Net other assets (liabilities)—2.1%		19,974
NET ASSETS—100.0%		$956,974

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2025, the aggregate amount held in a segregated account was $210,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Real Estate Select Sector Index	Goldman Sachs International	2/24/25	(4.58)%	$(137,314)	$(703)
S&P Real Estate Select Sector Index	UBS AG	2/24/25	(4.63)%	(813,698)	917
				$(951,012)	$214

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of January 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: Short Small-Cap ProFund :: 81

Repurchase Agreements(a)(b) (92.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.08%–4.20%, dated 1/31/25, due 2/3/25, total to be received $2,743,956	$2,743,000	$2,743,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,743,000)		2,743,000
TOTAL INVESTMENT SECURITIES (Cost $2,743,000)—92.8%		2,743,000
Net other assets (liabilities)—7.2%		213,830
NET ASSETS—100.0%		$2,956,830

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2025, the aggregate amount held in a segregated account was $316,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	2/27/25	(4.48)%	$(2,717,776)	$15,875
Russell 2000 Index	UBS AG	2/27/25	(4.63)%	(221,906)	(265)
				$(2,939,682)	$15,610

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of January 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

82 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks (100.2%)

	Shares	Value
A10 Networks, Inc.* (Software)	272	$5,334
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	523	9,759
Acadia Realty Trust (Retail REITs)	508	11,704
ACI Worldwide, Inc.* (Software)	646	34,593
Addus HomeCare Corp.* (Health Care Providers & Services)	70	8,761
Adeia, Inc. (Software)	247	3,174
ADMA Biologics, Inc.* (Biotechnology)	1,460	23,579
Adtalem Global Education, Inc.* (Diversified Consumer Services)	229	24,533
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	114	13,119
AeroVironment, Inc.* (Aerospace & Defense)	175	31,526
Agilysys, Inc.* (Software)	138	12,450
Alamo Group, Inc. (Machinery)	30	5,567
Alarm.com Holdings, Inc.* (Software)	185	11,224
Alaska Air Group, Inc.* (Passenger Airlines)	785	57,501
Albany International Corp. (Machinery)	96	7,752
Alkermes PLC* (Biotechnology)	637	20,085
Alpha and Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	72	2,766
Alpha Metallurgical Resources, Inc.* (Metals & Mining)	42	7,693
American Assets Trust, Inc. (Equity REIT— Diversified)	173	4,200
American States Water Co. (Water Utilities)	119	8,865
Ameris Bancorp (Banks)	194	12,736
AMERISAFE, Inc. (Insurance)	54	2,701
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	144	5,021
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	102	5,981
Apogee Enterprises, Inc. (Building Products)	136	6,939
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	255	9,402
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	673	10,391
Archrock, Inc. (Energy Equipment & Services)	1,081	30,364
Arcosa, Inc. (Construction & Engineering)	195	19,754
Arcus Biosciences, Inc.* (Biotechnology)	331	4,270
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	353	4,134
Armada Hoffler Properties, Inc. (Equity REIT— Diversified)	314	3,071
Armstrong World Industries, Inc. (Building Products)	267	40,319
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	299	5,944
Artisan Partners Asset Management, Inc.— Class A (Capital Markets)	208	9,296
Artivion, Inc.* (Health Care Equipment & Supplies)	230	7,121
Assured Guaranty, Ltd. (Insurance)	145	13,717
ATI, Inc.* (Metals & Mining)	881	50,296
Atlas Energy Solutions, Inc.* (Energy Equipment & Services)	371	8,518
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	121	8,228
Axos Financial, Inc.* (Banks)	335	23,426
Azenta, Inc.* (Life Sciences Tools & Services)	138	7,458
AZZ, Inc. (Building Products)	186	15,957

Common Stocks, continued

	Shares	Value
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	184	$39,359
Balchem Corp. (Chemicals)	203	32,472
BancFirst Corp. (Banks)	123	14,647
Bank of Hawaii Corp. (Banks)	113	8,420
BankUnited, Inc. (Banks)	212	8,715
Banner Corp. (Banks)	109	7,703
Bath & Body Works, Inc. (Retail—Discretionary)	689	25,913
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	125	5,333
BGC Group, Inc.—Class A (Capital Markets)	1,259	12,011
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	222	6,062
Blackline, Inc.* (Software)	320	20,432
Boot Barn Holdings, Inc.* (Specialty Retail)	192	30,883
Box, Inc.*—Class A (Software)	885	29,550
Brady Corp.—Class A (Commercial Services & Supplies)	176	13,110
Brighsphere Investment Group, Inc. (Capital Markets)	173	4,311
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	272	49,496
Cactus, Inc.—Class A (Energy Equipment & Services)	412	24,601
Calix, Inc.* (Communications Equipment)	143	5,674
Cal-Maine Foods, Inc. (Food Products)	250	26,975
CareTrust REIT, Inc. (Health Care REITs)	565	14,972
Cargurus, Inc.* (Interactive Media & Services)	542	21,247
Cars.com, Inc.* (Interactive Media & Services)	160	2,867
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	691	15,589
Cathay General Bancorp (Banks)	218	10,353
Cavco Industries, Inc.* (Household Durables)	50	25,432
Centerspace (Residential REITs)	59	3,584
Central Pacific Financial Corp. (Banks)	102	3,049
Century Aluminum Co.* (Metals & Mining)	318	5,813
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	67	2,158
Champion Homes, Inc.* (Household Durables)	325	30,007
Chesapeake Utilities Corp. (Gas Utilities)	79	9,658
Cinemark Holdings, Inc.* (Entertainment)	659	18,867
City Holding Co. (Banks)	92	10,868
Clear Secure, Inc.—Class A (Software)	580	13,729
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	259	19,513
Cohen & Steers, Inc. (Capital Markets)	166	14,713
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	199	6,392
Community Financial System, Inc. (Banks)	211	13,827
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	283	5,252
Concentra Group Holdings Parent, Inc. (Health Care Providers & Services)	273	6,364
Corcept Therapeutics, Inc.* (Pharmaceuticals)	577	38,614
Core Laboratories, Inc. (Energy Equipment & Services)	138	2,342
Core Natural Resources, Inc.* (Oil, Gas & Consumable Fuels)	314	28,367
CoreCivic, Inc.* (Commercial Services & Supplies)	357	7,304
CorVel Corp.* (Health Care Providers & Services)	170	19,695

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 83

Common Stocks, continued

	Shares	Value
CSG Systems International, Inc. (Professional Services)	88	$5,174
CSW Industrials, Inc. (Building Products)	104	34,300
CTS Corp. (Electronic Equipment, Instruments & Components)	112	5,722
Curbline Properties Corp. (Retail REITs)	582	14,241
CVB Financial Corp. (Banks)	329	6,856
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	194	5,153
DiamondRock Hospitality Co. (Hotel & Resort REITs)	1,282	11,256
Digi International, Inc.* (Communications Equipment)	129	4,031
DigitalOcean Holdings, Inc.* (IT Services)	391	16,218
DNOW, Inc.* (Trading Companies & Distributors)	372	5,535
Donnelley Financial Solutions, Inc.* (Capital Markets)	70	4,646
Dorman Products, Inc.* (Automobile Components)	168	22,056
DoubleVerify Holdings, Inc.* (Software)	484	9,975
Douglas Emmett, Inc. (Office REITs)	600	11,016
Dream Finders Homes, Inc.*—Class A (Household Durables)	169	3,899
DXP Enterprises, Inc.* (Trading Companies & Distributors)	77	7,799
Dycom Industries, Inc.* (Construction & Engineering)	181	34,237
Dynavax Technologies Corp.* (Biotechnology)	307	4,006
EchoStar Corp.*—Class A (Media)	364	10,068
Elme Communities (Residential REITs)	318	4,853
Employers Holdings, Inc. (Insurance)	78	3,834
Energizer Holdings, Inc. (Household Products)	168	5,710
Enerpac Tool Group Corp. (Machinery)	335	15,139
Enova International, Inc.* (Consumer Finance)	163	18,308
Enpro, Inc. (Machinery)	79	14,670
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	76	6,072
ESCO Technologies, Inc. (Machinery)	160	21,238
Essential Properties Realty Trust, Inc. (Equity REIT—Diversified)	1,082	34,733
Etsy, Inc.* (Broadline Retail)	340	18,669
EVERTEC, Inc. (Financial Services)	253	8,215
Everus Contruction Group, Inc.* (Construction & Engineering)	152	10,459
Extreme Networks, Inc.* (Communications Equipment)	390	6,166
FB Financial Corp. (Banks)	97	5,123
Federal Signal Corp. (Machinery)	377	37,063
First Bancorp (Banks)	614	12,747
First Commonwealth Financial Corp. (Banks)	291	4,854
First Financial Bancorp (Banks)	277	7,762
First Hawaiian, Inc. (Banks)	338	9,336
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	214	8,571
Forward Air Corp.* (Air Freight & Logistics)	46	1,484
Four Corners Property Trust, Inc. (Specialized REITs)	323	8,860
Franklin Electric Co., Inc. (Machinery)	148	14,799
Frontdoor, Inc.* (Diversified Consumer Services)	468	28,024
Fulton Financial Corp. (Banks)	527	10,719

Common Stocks, continued

	Shares	Value
Gates Industrial Corp. PLC* (Machinery)	923	$19,097
Getty Realty Corp. (Retail REITs)	131	4,062
Glaukos Corp.* (Health Care Equipment & Supplies)	340	53,189
GMS, Inc.* (Trading Companies & Distributors)	156	13,157
Gogo, Inc.* (Wireless Telecommunication Services)	167	1,409
Goosehead Insurance, Inc.*—Class A (Insurance)	152	16,290
Granite Construction, Inc. (Construction & Engineering)	268	23,622
Green Brick Partners, Inc.* (Household Durables)	193	11,671
Grid Dynamics Holdings, Inc.* (IT Services)	247	5,580
Griffon Corp. (Building Products)	243	18,412
Group 1 Automotive, Inc. (Specialty Retail)	41	18,716
HA Sustainable Infrastructure Capital, Inc. (Financial Services)	393	11,008
Hanesbrands, Inc.* (Textiles, Apparel & Luxury Goods)	1,152	9,354
Harmonic, Inc.* (Communications Equipment)	366	4,128
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	233	9,033
Hawkins, Inc. (Chemicals)	120	12,829
HCI Group, Inc.* (Insurance)	53	6,462
HealthStream, Inc.* (Health Care Technology)	84	2,743
Heidrick & Struggles International, Inc. (Professional Services)	69	3,208
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	502	4,026
Helmerich & Payne, Inc. (Energy Equipment & Services)	354	11,183
Highwoods Properties, Inc. (Office REITs)	398	11,856
Hims & Hers Health, Inc.* (Health Care Providers & Services)	1,181	44,027
HNI Corp. (Commercial Services & Supplies)	155	7,727
ICU Medical, Inc.* (Health Care Equipment & Supplies)	152	24,983
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	142	18,018
Inari Medical, Inc.* (Health Care Equipment & Supplies)	310	24,698
Ingevity Corp.* (Chemicals)	112	5,079
Innospec, Inc. (Chemicals)	76	8,615
Innovative Industrial Properties, Inc. (Industrial REITs)	121	8,673
Innoviva, Inc.* (Pharmaceuticals)	185	3,448
Inspire Medical Systems, Inc.* (Health Care Equipment & Supplies)	187	36,185
Installed Building Products, Inc. (Household Durables)	144	28,633
Integer Holdings Corp.* (Health Care Equipment & Supplies)	210	29,866
Inter Parfums, Inc. (Personal Care Products)	111	15,653
InterDigital, Inc. (Software)	157	28,728
Interface, Inc. (Commercial Services & Supplies)	356	8,815
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	139	5,414
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	283	662
Itron, Inc.* (Electronic Equipment, Instruments & Components)	278	29,846

See accompanying notes to the financial statements.

84 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
J & J Snack Foods Corp. (Food Products)	53	$7,273
John Bean Technologies Corp. (Machinery)	121	16,093
John Wiley & Sons, Inc.—Class A (Media)	147	6,017
KAR Auction Services, Inc.* (Commercial Services & Supplies)	656	13,323
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	267	2,416
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	306	28,106
Korn Ferry (Professional Services)	202	14,287
Krystal Biotech, Inc.* (Biotechnology)	157	25,079
Lakeland Financial Corp. (Banks)	85	5,783
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	127	12,310
Liberty Energy, Inc. (Energy Equipment & Services)	553	10,125
Ligand Pharmaceuticals, Inc.*—Class B (Pharmaceuticals)	67	7,809
Lindsay Corp. (Machinery)	32	4,294
Liquidity Services, Inc.* (Commercial Services & Supplies)	136	4,712
LiveRamp Holdings, Inc.* (Software)	209	7,106
LTC Properties, Inc. (Health Care REITs)	128	4,403
Lumen Technologies, Inc.* (Diversified Telecommunication Services)	3,198	15,798
M/I Homes, Inc.* (Household Durables)	90	11,322
Mack-Cali Realty Corp.* (Residential REITs)	213	3,395
Madison Square Garden Sports Corp.* (Entertainment)	103	22,647
Magnolia Oil & Gas Corp.—Class A (Oil, Gas & Consumable Fuels)	754	17,870
MARA Holdings, Inc.* (Software)	1,986	36,423
Matson, Inc. (Marine Transportation)	131	18,582
Mercury General Corp. (Insurance)	165	8,224
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	360	39,197
Mesa Laboratories, Inc. (Life Sciences Tools & Services)	23	3,167
MGE Energy, Inc. (Electric Utilities)	139	12,489
Middlesex Water Co. (Water Utilities)	56	2,836
Mister Car Wash, Inc.* (Diversified Consumer Services)	269	2,157
Moelis & Co.—Class A (Capital Markets)	222	17,380
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	77	6,571
Moog, Inc.—Class A (Aerospace & Defense)	179	32,518
MP Materials Corp.* (Metals & Mining)	326	7,159
MYR Group, Inc.* (Construction & Engineering)	59	8,353
N-able, Inc.* (Software)	193	1,870
Nabors Industries, Ltd.* (Energy Equipment & Services)	30	1,717
National Bank Holdings Corp.—Class A (Banks)	106	4,572
National Beverage Corp. (Beverages)	75	3,154
National HealthCare Corp. (Health Care Providers & Services)	49	5,031
NBT Bancorp, Inc. (Banks)	128	6,097
NCR Atleos Corp.* (Financial Services)	197	6,276
NeoGenomics, Inc.* (Health Care Providers & Services)	354	5,062
NexPoint Residential Trust, Inc. (Residential REITs)	134	5,290

Common Stocks, continued

	Shares	Value
NMI Holdings, Inc.*—Class A (Financial Services)	489	$18,886
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)	611	21,965
Oceaneering International, Inc.* (Energy Equipment & Services)	623	15,482
OFG Bancorp (Banks)	165	7,047
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	95	18,662
Otter Tail Corp. (Electric Utilities)	118	9,091
Outfront Media, Inc.* (Specialized REITs)	845	15,548
Palomar Holdings, Inc.* (Insurance)	165	17,799
Park National Corp. (Banks)	60	10,183
Pathward Financial, Inc. (Banks)	155	12,358
Patrick Industries, Inc. (Automobile Components)	100	9,714
Payoneer Global, Inc.* (Financial Services)	1,583	16,780
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	192	5,349
Pebblebrook Hotel Trust (Hotel & Resort REITs)	368	4,832
Perdoceo Education Corp. (Diversified Consumer Services)	201	5,785
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	124	2,704
Phillips Edison & Co., Inc. (Retail REITs)	334	12,134
Phinia, Inc. (Automobile Components)	132	6,717
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	164	3,770
Piper Sandler Cos. (Capital Markets)	97	30,762
Pitney Bowes, Inc. (Commercial Services & Supplies)	459	4,090
PJT Partners, Inc.—Class A (Capital Markets)	147	24,250
Plexus Corp.* (Electronic Equipment, Instruments & Components)	114	16,155
Powell Industries, Inc. (Electrical Equipment)	59	14,147
Preferred Bank (Banks)	75	6,852
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	185	14,203
Privia Health Group, Inc.* (Health Care Providers & Services)	439	10,031
PROG Holdings, Inc. (Consumer Finance)	255	10,901
Progress Software Corp. (Software)	263	15,078
Progyny, Inc.* (Health Care Providers & Services)	226	5,236
Protagonist Therapeutics, Inc.* (Biotechnology)	368	13,910
QuinStreet, Inc.* (Interactive Media & Services)	345	8,163
Radian Group, Inc. (Financial Services)	414	14,084
RadNet, Inc.* (Health Care Providers & Services)	402	26,319
Retail Opportunity Investments Corp. (Retail REITs)	408	7,128
RPC, Inc.* (Energy Equipment & Services)	261	1,600
Rush Enterprises, Inc.—Class A (Trading Companies & Distributors)	235	14,277
RXO, Inc.* (Ground Transportation)	403	10,337
S&T Bancorp, Inc. (Banks)	123	4,851
Sabre Corp.* (Hotels, Restaurants & Leisure)	2,383	7,983
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	163	13,648
Saul Centers, Inc. (Retail REITs)	41	1,497
Schrodinger, Inc.* (Health Care Technology)	180	4,513
Sealed Air Corp. (Containers & Packaging)	352	12,260

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 85

Common Stocks, continued

	Shares	Value
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	521	$34,886
Sensient Technologies Corp. (Chemicals)	139	10,496
ServisFirst Bancshares, Inc. (Banks)	309	28,016
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	246	29,060
Simulations Plus, Inc. (Health Care Technology)	53	1,819
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	119	24,300
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	577	25,440
SkyWest, Inc.* (Passenger Airlines)	248	29,988
SL Green Realty Corp. (Office REITs)	305	20,554
SM Energy Co. (Oil, Gas & Consumable Fuels)	354	13,438
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	107	1,402
Sprinklr, Inc.*—Class A (Software)	258	2,299
SPS Commerce, Inc.* (Software)	229	42,293
SPX Technologies, Inc.* (Machinery)	286	42,477
STAAR Surgical Co.* (Health Care Equipment & Supplies)	173	4,185
Standex International Corp. (Machinery)	49	8,952
StepStone Group, Inc.—Class A (Capital Markets)	222	14,226
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	294	12,069
StoneX Group, Inc.* (Capital Markets)	93	10,185
Stride, Inc.* (Diversified Consumer Services)	263	35,478
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	326	2,187
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	1,239	14,038
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	174	6,676
Sylvamo Corp. (Paper & Forest Products)	214	17,141
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	405	15,009
Tanger, Inc. (Retail REITs)	460	15,098
TechTarget, Inc.* (Media)	69	1,175
Terreno Realty Corp. (Industrial REITs)	301	19,692
TG Therapeutics, Inc.* (Biotechnology)	824	26,122
The Bancorp, Inc.* (Banks)	296	18,074
The Buckle, Inc. (Specialty Retail)	93	4,428
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	193	10,837
The Chefs' Warehouse, Inc.* (Consumer Staples Distribution & Retail)	212	11,418
The GEO Group, Inc.* (Commercial Services & Supplies)	840	26,469
The Greenbrier Cos., Inc. (Machinery)	196	12,987
The Macerich Co. (Retail REITs)	999	20,760
The Simply Good Foods Co.* (Food Products)	258	9,804
The St. Joe Co. (Real Estate Management & Development)	232	11,160
Thryv Holdings, Inc.* (Media)	91	1,593
Tidewater, Inc.* (Energy Equipment & Services)	297	16,368
Tompkins Financial Corp.* (Banks)	32	2,242
Tootsie Roll Industries, Inc.* (Food Products)	57	1,770

Common Stocks, continued

	Shares	Value
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	210	$14,186
Tri Pointe Homes, Inc.* (Household Durables)	294	10,837
Trinity Industries, Inc. (Machinery)	504	19,066
TripAdvisor, Inc.* (Interactive Media & Services)	454	7,972
Triumph Financial, Inc.* (Banks)	84	6,473
Triumph Group, Inc.* (Aerospace & Defense)	284	5,322
Trupanion, Inc.* (Insurance)	205	9,725
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	328	8,066
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	46	4,081
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	45	12,360
UniFirst Corp. (Commercial Services & Supplies)	41	8,787
Uniti Group, Inc. (Specialized REITs)	707	3,853
Unitil Corp. (Multi-Utilities)	40	2,143
Universal Health Realty Income Trust (Health Care REITs)	41	1,601
Urban Edge Properties (Retail REITs)	461	9,377
Urban Outfitters, Inc.* (Specialty Retail)	157	8,701
Vericel Corp.* (Biotechnology)	304	17,796
Verra Mobility Corp.* (Professional Services)	1,016	26,812
Viad Corp.* (Commercial Services & Supplies)	128	5,056
Viavi Solutions, Inc.* (Communications Equipment)	590	7,104
Vicor Corp.* (Electrical Equipment)	79	4,040
Virtu Financial, Inc.—Class A (Capital Markets)	500	20,030
Virtus Investment Partners, Inc. (Capital Markets)	15	2,993
Warrior Met Coal, Inc. (Metals & Mining)	323	17,045
WD-40 Co. (Household Products)	51	11,983
Westamerica Bancorp* (Banks)	91	4,710
Whitestone REIT (Retail REITs)	136	1,822
WisdomTree, Inc. (Capital Markets)	705	6,902
WK Kellogg Co. (Food Products)	252	4,181
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	314	1,925
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	333	7,436
WSFS Financial Corp. (Banks)	168	9,408
Xencor, Inc.* (Biotechnology)	180	3,290
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	628	9,395
XPEL, Inc.* (Automobile Components)	137	5,744
Yelp, Inc.* (Interactive Media & Services)	223	8,907
Zurn Elkay Water Solutions Corp. (Building Products)	881	34,747
TOTAL COMMON STOCKS (Cost $3,069,675)		4,441,034
TOTAL INVESTMENT SECURITIES (Cost $3,069,675)—100.2%		4,441,034
Net other assets (liabilities)—(0.2)%		(7,352)
NET ASSETS—100.0%		$4,433,682

*  Non-income producing security.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

86 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Small-Cap Growth ProFund invested in the following industries as of January 31, 2025:

	Value	% of Net Assets
Aerospace & Defense	$69,366	1.6%
Air Freight & Logistics	1,483	NM
Automobile Components	44,231	1.0%
Banks	297,807	6.7%
Beverages	3,154	0.1%
Biotechnology	170,091	3.8%
Broadline Retail	18,669	0.4%
Building Products	150,674	3.4%
Capital Markets	171,705	3.9%
Chemicals	69,491	1.5%
Commercial Services & Supplies	99,393	2.3%
Communications Equipment	27,104	0.6%
Construction & Engineering	96,425	2.2%
Consumer Finance	29,209	0.6%
Consumer Staples Distribution & Retail	11,418	0.3%
Containers & Packaging	12,260	0.3%
Diversified Consumer Services	95,977	2.2%
Diversified Telecommunication Services	35,311	0.8%
Electric Utilities	21,580	0.5%
Electrical Equipment	18,187	0.4%
Electronic Equipment, Instruments & Components	160,116	3.6%
Energy Equipment & Services	126,326	2.9%
Entertainment	41,514	1.0%
Equity REIT – Diversified	42,004	0.9%
Financial Services	75,249	1.7%
Food Products	50,003	1.1%
Gas Utilities	9,658	0.2%
Ground Transportation	10,337	0.2%
Health Care Equipment & Supplies	273,288	6.2%
Health Care Providers & Services	144,009	3.2%
Health Care REITs	20,976	0.5%
Health Care Technology	9,075	0.2%
Hotel & Resort REITs	52,099	1.2%
Hotels, Restaurants & Leisure	134,540	3.0%
Household Durables	121,801	2.8%
Household Products	17,693	0.4%
Industrial REITs	28,365	0.6%
	Value	% of Net Assets
Insurance	$78,752	1.8%
Interactive Media & Services	49,155	1.1%
IT Services	21,798	0.5%
Life Sciences Tools & Services	16,688	0.4%
Machinery	239,194	5.4%
Marine Transportation	18,582	0.4%
Media	18,853	0.4%
Metals & Mining	88,006	2.0%
Multi-Utilities	2,143	NM
Office REITs	43,426	1.0%
Oil, Gas & Consumable Fuels	92,306	2.1%
Paper & Forest Products	17,142	0.4%
Passenger Airlines	87,489	2.0%
Personal Care Products	15,653	0.3%
Pharmaceuticals	99,881	2.3%
Professional Services	49,481	1.1%
Real Estate Management & Development	13,576	0.3%
Residential REITs	17,122	0.4%
Retail – Discretionary	25,913	0.6%
Retail REITs	97,823	2.2%
Semiconductors & Semiconductor Equipment	111,373	2.5%
Software	274,257	6.2%
Specialized REITs	28,261	0.6%
Specialty Retail	62,728	1.4%
Textiles, Apparel & Luxury Goods	56,965	1.3%
Trading Companies & Distributors	40,768	0.9%
Water Utilities	11,701	0.3%
Wireless Telecommunication Services	1,410	NM
Other**	(7,352)	(0.2)%
Total	$4,433,682	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap ProFund :: 87

Common Stocks (63.0%)

	Shares	Value
1-800-Flowers.com, Inc.*—Class A (Specialty Retail)	28	$225
1st Source Corp. (Banks)	20	1,254
1stdibs.Com, Inc.* (Broadline Retail)	30	117
2seventy bio, Inc.* (Biotechnology)	55	146
374Water, Inc.* (Machinery)	74	38
3D Systems Corp.* (Machinery)	142	511
4D Molecular Therapeutics, Inc.* (Biotechnology)	57	319
89bio, Inc.* (Biotechnology)	92	883
8X8, Inc.* (Software)	143	400
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	28	70
A10 Networks, Inc.* (Software)	78	1,530
AAR Corp.* (Aerospace & Defense)	38	2,575
Abercrombie & Fitch Co.*—Class A (Specialty Retail)	56	6,685
ABM Industries, Inc. (Commercial Services & Supplies)	70	3,735
Absci Corp.* (Biotechnology)	90	334
Acacia Research Corp.* (Financial Services)	42	183
Academy Sports & Outdoors, Inc. (Specialty Retail)	76	3,976
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	131	2,444
Acadia Realty Trust (Retail REITs)	129	2,972
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	57	642
ACCO Brands Corp. (Commercial Services & Supplies)	104	547
Accolade, Inc.* (Health Care Providers & Services)	80	551
Accuray, Inc.* (Health Care Equipment & Supplies)	108	241
ACELYRIN, Inc.* (Biotechnology)	83	164
Achieve Life Sciences, Inc.* (Biotechnology)	40	131
ACI Worldwide, Inc.* (Software)	116	6,212
ACM Research, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	56	1,151
ACNB Corp.* (Banks)	9	370
Acrivon Therapeutics, Inc.* (Biotechnology)	13	79
Actinium Pharmaceuticals, Inc.* (Biotechnology)	37	43
Acumen Pharmaceuticals, Inc.* (Biotechnology)	48	72
Acushnet Holdings Corp. (Leisure Products)	31	2,025
ACV Auctions, Inc.*—Class A (Commercial Services & Supplies)	163	3,449
AdaptHealth Corp.* (Health Care Providers & Services)	111	1,201
Adaptive Biotechnologies Corp.* (Life Sciences Tools & Services)	127	984
ADC Therapeutics SA* (Biotechnology)	92	155
Addus HomeCare Corp.* (Health Care Providers & Services)	18	2,253
Adeia, Inc. (Software)	119	1,529
Adient PLC* (Automobile Components)	95	1,656
ADMA Biologics, Inc.* (Biotechnology)	247	3,989
Adtalem Global Education, Inc.* (Diversified Consumer Services)	42	4,499
ADTRAN Holdings, Inc.* (Communications Equipment)	87	902

Common Stocks, continued

	Shares	Value
Advanced Emissions Solutions, Inc.* (Chemicals)	31	$193
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	42	4,833
AdvanSix, Inc. (Chemicals)	28	876
Advantage Solutions, Inc.* (Media)	119	314
Adverum Biotechnologies, Inc.* (Biotechnology)	24	101
Aehr Test Systems* (Semiconductors & Semiconductor Equipment)	31	351
Aemetis, Inc.* (Oil, Gas & Consumable Fuels)	42	97
Aerovate Therapeutics, Inc.* (Biotechnology)	17	45
AeroVironment, Inc.* (Aerospace & Defense)	30	5,405
AerSale Corp.* (Aerospace & Defense)	37	250
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	27	114
AFC Gamma, Inc.* (Mortgage REITs)	18	147
AG Mortgage Investment Trust, Inc. (Mortgage REITs)	32	220
Agenus, Inc.* (Biotechnology)	25	95
agilon health, Inc.* (Health Care Providers & Services)	341	1,139
Agilysys, Inc.* (Software)	25	2,256
Agios Pharmaceuticals, Inc.* (Biotechnology)	62	2,132
Air Transport Services Group, Inc.* (Air Freight & Logistics)	56	1,244
AirSculpt Technologies, Inc.* (Health Care Providers & Services)	15	72
Airship AI Holdings, Inc.* (Software)	10	45
Aka Brands Holding Corp.* (Specialty Retail)	1	16
Akebia Therapeutics, Inc.* (Biotechnology)	231	517
Akero Therapeutics, Inc.* (Biotechnology)	75	4,056
Akoya Biosciences, Inc.* (Life Sciences Tools & Services)	31	91
Alamo Group, Inc. (Machinery)	11	2,041
Alarm.com Holdings, Inc.* (Software)	52	3,155
Albany International Corp. (Machinery)	34	2,746
Aldeyra Therapeutics, Inc.* (Biotechnology)	56	293
Alector, Inc.* (Biotechnology)	91	151
Alerus Financial Corp.* (Financial Services)	24	507
Alexander & Baldwin, Inc. (Equity REIT— Diversified)	80	1,428
Alexander's, Inc.* (Retail REITs)	2	380
Alico, Inc.* (Food Products)	8	247
Alight, Inc.—Class A (Professional Services)	462	3,165
Alignment Healthcare, Inc.* (Health Care Providers & Services)	110	1,693
Alkami Technology, Inc.* (Software)	58	2,018
Alkermes PLC* (Biotechnology)	176	5,548
Allegiant Travel Co. (Passenger Airlines)	17	1,741
ALLETE, Inc. (Electric Utilities)	64	4,200
Allied Motion Technologies, Inc. (Electrical Equipment)	16	403
Allogene Therapeutics, Inc.* (Biotechnology)	144	259
Alpha and Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	26	999
Alpha Metallurgical Resources, Inc.* (Metals & Mining)	12	2,198
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	115	1,356
See accompanying notes to the financial statements.

88 :: Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
Alpine Income Property Trust, Inc.* (Equity REIT—Diversified)	14	$236
Alta Equipment Group, Inc.* (Trading Companies & Distributors)	30	219
Altair Engineering, Inc.*—Class A (Software)	59	6,511
AlTi Global, Inc.* (Capital Markets)	39	152
Altimmune, Inc.*(a) (Biotechnology)	78	518
Alto Neuroscience, Inc.* (Pharmaceuticals)	25	107
Altus Power, Inc.* (Independent Power/Renewable Electricity Producers)	85	343
Alumis, Inc.* (Pharmaceuticals)	16	120
ALX Oncology Holdings, Inc.* (Biotechnology)	40	58
Amalgamated Financial Corp. (Banks)	19	664
A-Mark Precious Metals, Inc.* (Distributors)	19	535
Ambac Financial Group, Inc.* (Insurance)	50	582
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	42	3,222
AMC Entertainment Holdings, Inc.* (Entertainment)	385	1,197
AMC Networks, Inc.*—Class A (Media)	35	337
Amerant Bancorp, Inc.* (Banks)	41	951
Ameresco, Inc.*—Class A (Construction & Engineering)	35	792
American Assets Trust, Inc. (Equity REIT— Diversified)	53	1,287
American Axle & Manufacturing Holdings, Inc.* (Automobile Components)	127	664
American Eagle Outfitters, Inc. (Specialty Retail)	195	3,147
American Healthcare REIT, Inc. (Health Care REITs)	167	4,724
American Public Education, Inc.* (Diversified Consumer Services)	17	377
American Reality Investors, Inc.* (Real Estate Management & Development)	2	28
American Software, Inc.—Class A (Software)	34	480
American States Water Co. (Water Utilities)	41	3,055
American Superconductor Corp.* (Electrical Equipment)	38	998
American Vanguard Corp.* (Chemicals)	28	173
American Woodmark Corp.* (Building Products)	17	1,324
America's Car-Mart, Inc.* (Specialty Retail)	8	390
Ameris Bancorp (Banks)	72	4,727
AMERISAFE, Inc. (Insurance)	22	1,100
Ames National Corp.* (Banks)	10	181
Amicus Therapeutics, Inc.* (Biotechnology)	322	3,085
AMMO, Inc.* (Leisure Products)	101	177
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	42	1,156
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	175	1,446
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	42	1,465
Amplify Energy Corp.* (Oil, Gas & Consumable Fuels)	44	235
Amplitude, Inc.*—Class A (Software)	87	1,060
Amprius Technologies, Inc.* (Electrical Equipment)	19	63
AnaptysBio, Inc.* (Biotechnology)	24	430
Anavex Life Sciences Corp.* (Biotechnology)	83	769

Common Stocks, continued

	Shares	Value
Angel Oak Mortgage REIT, Inc.* (Mortgage REITs)	13	$133
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	42	479
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	20	1,173
Anika Therapeutics, Inc.* (Biotechnology)	14	239
Annexon, Inc.* (Biotechnology)	108	415
Anterix, Inc.* (Diversified Telecommunication Services)	11	314
Anywhere Real Estate, Inc.* (Real Estate Management & Development)	110	397
Apartment Investment and Management Co.* (Residential REITs)	153	1,383
Apogee Enterprises, Inc. (Building Products)	24	1,224
Apogee Therapeutics, Inc.* (Biotechnology)	42	1,737
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	152	1,347
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	47	1,733
Appian Corp.*—Class A (Software)	44	1,544
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	251	3,875
Applied Digital Corp.* (IT Services)	211	1,502
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	42	10,921
Applied Optoelectronics, Inc.* (Communications Equipment)	45	1,256
Applied Therapeutics, Inc.* (Biotechnology)	108	63
Aquestive Therapeutics, Inc.* (Pharmaceuticals)	84	254
Arbor Realty Trust, Inc.(a) (Mortgage REITs)	203	2,718
Arbutus Biopharma Corp.* (Biotechnology)	163	543
Arcadium Lithium PLC* (Chemicals)	1,191	6,836
ArcBest Corp. (Ground Transportation)	26	2,486
Arcellx, Inc.* (Biotechnology)	47	3,202
Archer Aviation, Inc.*—Class A (Aerospace & Defense)	257	2,429
Archrock, Inc. (Energy Equipment & Services)	183	5,140
Arcosa, Inc. (Construction & Engineering)	54	5,470
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	25	424
Arcus Biosciences, Inc.* (Biotechnology)	59	761
Arcutis Biotherapeutics, Inc.* (Biotechnology)	118	1,562
Ardagh Metal Packaging SA* (Containers & Packaging)	161	446
Ardelyx, Inc.* (Biotechnology)	258	1,383
Ardent Health Partners, Inc.* (Health Care Providers & Services)	14	210
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)	46	546
Ares Commercial Real Estate Corp.* (Mortgage REITs)	60	340
Argan, Inc. (Construction & Engineering)	14	1,915
Arhaus, Inc. (Specialty Retail)	56	688
Aris Water Solutions, Inc.—Class A (Commercial Services & Supplies)	29	740
Arko Corp.* (Specialty Retail)	89	629
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	107	1,253
Armada Hoffler Properties, Inc. (Equity REIT—Diversified)	87	851

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap ProFund :: 89

Common Stocks, continued

	Shares	Value
ARMOUR Residential REIT, Inc. (Mortgage REITs)	62	$1,167
Array Technologies, Inc.* (Electrical Equipment)	168	1,231
ArriVent Biopharma, Inc.* (Biotechnology)	31	885
Arrow Financial Corp. (Banks)	18	479
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	131	2,604
ARS Pharmaceuticals, Inc.* (Biotechnology)	54	703
Arteris, Inc.* (Software)	31	329
Artisan Partners Asset Management, Inc.— Class A (Capital Markets)	69	3,084
Artiva Biotherapeutics, Inc.* (Biotechnology)	17	86
Artivion, Inc.* (Health Care Equipment & Supplies)	43	1,331
Arvinas, Inc.* (Pharmaceuticals)	70	1,233
Asana, Inc.*—Class A (Software)	89	1,899
Asbury Automotive Group, Inc.* (Specialty Retail)	22	6,527
ASGN, Inc.* (IT Services)	47	4,146
Asp Isotopes, Inc.* (Chemicals)	58	334
Aspen Aerogels, Inc.* (Chemicals)	68	795
Associated Banc-Corp. (Banks)	177	4,450
AST SpaceMobile, Inc.* (Diversified Telecommunication Services)	147	2,975
Astec Industries, Inc. (Machinery)	25	873
Astria Therapeutics, Inc.* (Biotechnology)	51	401
Astronics Corp.* (Aerospace & Defense)	31	549
Asure Software, Inc.* (Professional Services)	26	307
Atea Pharmaceuticals, Inc.* (Pharmaceuticals)	87	266
Atkore, Inc. (Electrical Equipment)	39	3,176
Atlanta Braves Holdings, Inc.* (Entertainment)	11	470
Atlanta Braves Holdings, Inc.* (Entertainment)	54	2,093
Atlantic Union Bankshares Corp. (Banks)	99	3,739
Atlanticus Holdings Corp.* (Consumer Finance)	6	357
Atlas Energy Solutions, Inc.* (Energy Equipment & Services)	75	1,722
Atmus Filtration Technologies, Inc. (Machinery)	92	3,847
ATN International, Inc.* (Diversified Telecommunication Services)	11	171
Atossa Therapeutics, Inc.* (Biotechnology)	141	119
AtriCure, Inc.* (Health Care Equipment & Supplies)	52	2,073
AudioEye, Inc.* (Software)	8	152
Aura Biosciences, Inc.* (Biotechnology)	51	400
Aurinia Pharmaceuticals, Inc.* (Biotechnology)	147	1,169
Aurora Innovation, Inc.* (Software)	1,055	7,173
Avadel Pharmaceuticals PLC* (Pharmaceuticals)	102	806
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	50	861
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	58	267
AvePoint, Inc.* (Software)	142	2,667
Aviat Networks, Inc.* (Communications Equipment)	13	248
Avid Bioservices, Inc.* (Biotechnology)	69	861
Avidity Biosciences, Inc.* (Biotechnology)	122	4,017
AvidXchange Holdings, Inc.* (Financial Services)	191	2,025
Avient Corp. (Chemicals)	99	4,247
Avista Corp. (Multi-Utilities)	87	3,186
Avita Medical, Inc.* (Biotechnology)	28	255

Common Stocks, continued

	Shares	Value
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	36	$2,448
Axogen, Inc.* (Health Care Equipment & Supplies)	46	838
Axos Financial, Inc.* (Banks)	60	4,196
Axsome Therapeutics, Inc.* (Pharmaceuticals)	41	4,364
AZZ, Inc. (Building Products)	33	2,831
B&G Foods, Inc. (Food Products)	86	557
B. Riley Financial, Inc. (Capital Markets)	24	111
Backblaze, Inc.* (IT Services)	45	272
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	33	7,059
Balchem Corp. (Chemicals)	35	5,599
Bally's Corp.* (Hotels, Restaurants & Leisure)	26	473
Banc of California, Inc. (Banks)	152	2,435
BancFirst Corp. (Banks)	22	2,620
Banco Latinoamericano de Comercio Exterior S.A.—Class E (Financial Services)	30	1,133
Bandwidth, Inc.*—Class A (Diversified Telecommunication Services)	28	498
Bank First Corp.* (Banks)	11	1,113
Bank of Hawaii Corp. (Banks)	42	3,129
Bank of Marin Bancorp* (Banks)	18	455
Bank7 Corp.* (Banks)	5	215
BankUnited, Inc. (Banks)	82	3,371
Bankwell Financial Group, Inc.* (Banks)	6	187
Banner Corp. (Banks)	38	2,685
Bar Harbor Bankshares* (Banks)	16	507
BARK, Inc.* (Specialty Retail)	145	271
Barrett Business Services, Inc. (Professional Services)	29	1,257
BayCom Corp.* (Banks)	11	308
BCB Bancorp, Inc.* (Banks)	16	173
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	69	8,165
Beam Therapeutics, Inc.* (Biotechnology)	84	2,177
Beazer Homes USA, Inc.* (Household Durables)	31	687
Bel Fuse, Inc.*—Class A (Electronic Equipment, Instruments & Components)	2	165
Bel Fuse, Inc.—Class B (Electronic Equipment, Instruments & Components)	11	892
Belden, Inc. (Electronic Equipment, Instruments & Components)	45	5,241
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	39	1,664
Berkshire Hills Bancorp, Inc. (Banks)	47	1,382
Berry Corp. (Oil, Gas & Consumable Fuels)	85	371
Beyond Meat, Inc.*(a) (Food Products)	67	265
Beyond, Inc.* (Specialty Retail)	51	423
BGC Group, Inc.—Class A (Capital Markets)	401	3,825
Bicara Therapeutics, Inc.* (Biotechnology)	22	278
BigBear.ai Holdings, Inc.* (IT Services)	115	488
BigCommerce Holdings, Inc.* (IT Services)	79	481
Biglari Holdings, Inc.*—Class B (Hotels, Restaurants & Leisure)	1	232
BioAge Labs, Inc.* (Pharmaceuticals)	14	64
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	227	1,793
Biohaven, Ltd.* (Biotechnology)	94	3,596
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	39	1,066
Biomea Fusion, Inc.* (Biotechnology)	31	130

See accompanying notes to the financial statements.

90 :: Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks, continued

	Shares		Value
Biote Corp.*—Class A (Pharmaceuticals)	30		$153
Bioventus, Inc.*—Class A (Health Care Equipment & Supplies)	42		449
Bit Digital, Inc.* (Software)	133		419
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	22		796
BKV Corp.* (Oil, Gas & Consumable Fuels)	16		392
Black Diamond Therapeutics, Inc.* (Biotechnology)	46		121
Black Hills Corp. (Multi-Utilities)	77		4,522
Blackbaud, Inc.* (Software)	45		3,472
Blackline, Inc.* (Software)	64		4,086
BlackSky Technology, Inc.* (Professional Services)	28		420
Blackstone Mortgage Trust, Inc.—Class A (Mortgage REITs)	191		3,437
Blade Air Mobility, Inc.*—Class A (Passenger Airlines)	65		250
Blend Labs, Inc.*—Class A (Software)	262		1,009
Blink Charging Co.* (Electrical Equipment)	108		132
Bloom Energy Corp.*—Class A (Electrical Equipment)	221		5,212
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	85		1,068
Blue Bird Corp.* (Machinery)	35		1,247
Blue Foundry Bancorp* (Banks)	22		215
Bluebird Bio, Inc.* (Biotechnology)	11		85
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	9		970
Blueprint Medicines Corp.* (Biotechnology)	70		7,876
Bluerock Homes Trust, Inc.* (Residential REITs)	—	(b)	1
Boise Cascade Co. (Trading Companies & Distributors)	42		5,299
Boot Barn Holdings, Inc.* (Specialty Retail)	33		5,308
Borr Drilling, Ltd.* (Energy Equipment & Services)	262		909
Boston Omaha Corp.*—Class A (Media)	27		393
Boundless Bio, Inc.* (Biotechnology)	20		46
Bowhead Specialty Holdings, Inc.* (Insurance)	13		420
Bowman Consulting Group, Ltd.* (Construction & Engineering)	15		381
Box, Inc.*—Class A (Software)	154		5,142
Braemar Hotels & Resports, Inc.* (Hotel & Resort REITs)	75		191
Brandywine Realty Trust (Office REITs)	187		1,027
Braze, Inc.*—Class A (Software)	72		3,311
BRC, Inc.*—Class A (Food Products)	60		163
Bread Financial Holdings, Inc. (Consumer Finance)	54		3,419
Bridgebio Pharma, Inc.* (Biotechnology)	154		5,267
Bridger Aerospace Group Holdings, Inc.* (Commercial Services & Supplies)	13		37
Bridgewater Bancshares, Inc.* (Banks)	22		311
Brighsphere Investment Group, Inc. (Capital Markets)	30		748
BrightSpire Capital, Inc.* (Mortgage REITs)	142		799
BrightSpring Health Services, Inc.* (Health Care Providers & Services)	58		1,369
BrightView Holdings, Inc.* (Commercial Services & Supplies)	64		1,009

Common Stocks, continued

	Shares	Value
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	48	$8,734
Bristow Group, Inc.* (Energy Equipment & Services)	27	901
Broadstone Net Lease, Inc. (Equity REIT— Diversified)	207	3,258
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	211	977
Brookfield Business Corp.*—Class A (Industrial Conglomerates)	29	692
Brookfiled Infrastructure Corp.—Class A (Gas & Water Utilities)	132	5,507
Brookline Bancorp, Inc. (Banks)	97	1,186
BRT Apartments Corp.* (Residential REITs)	12	206
Build-A-Bear Workshop, Inc. (Specialty Retail)	14	593
Bumble, Inc.*—Class A (Interactive Media & Services)	106	860
Burford Capital, Ltd.* (Financial Services)	220	3,089
Burke & Herbert Financial Services Corp.* (Banks)	15	965
Business First Bancshares, Inc. (Banks)	26	702
Byline Bancorp, Inc. (Banks)	34	998
Byrna Technologies, Inc.* (Aerospace & Defense)	18	487
C3.ai, Inc.*—Class A (Software)	122	3,825
C4 Therapeutics, Inc.* (Biotechnology)	68	236
Cabaletta Bio, Inc.* (Biotechnology)	51	122
Cable One, Inc. (Media)	6	1,824
Cabot Corp. (Chemicals)	58	5,015
Cactus, Inc.—Class A (Energy Equipment & Services)	74	4,419
Cadence Bank (Banks)	199	7,004
Cadiz, Inc.* (Water Utilities)	47	232
Cadre Holdings, Inc. (Aerospace & Defense)	29	1,118
Caesarstone, Ltd.* (Building Products)	24	106
Calavo Growers, Inc. (Food Products)	18	412
Caledonia Mining Corp. PLC* (Metals & Mining)	18	169
Caleres, Inc. (Specialty Retail)	37	678
California Resources Corp. (Oil, Gas & Consumable Fuels)	76	3,739
California Water Service Group (Water Utilities)	66	2,989
Calix, Inc.* (Communications Equipment)	65	2,579
Cal-Maine Foods, Inc. (Food Products)	45	4,857
Camden National Corp. (Banks)	16	726
CAMP4 Therapeutics Corp.* (Biotechnology)	8	38
Camping World Holdings, Inc.*—Class A (Specialty Retail)	62	1,432
Candel Therapeutics, Inc.* (Biotechnology)	24	170
Cannae Holdings, Inc. (Financial Services)	62	1,225
Cantaloupe, Inc.* (Financial Services)	64	521
Capital Bancorp, Inc.* (Banks)	10	310
Capital City Bank Group, Inc.* (Banks)	15	553
Capitol Federal Financial, Inc. (Banks)	136	809
Capricor Therapeutics, Inc.* (Biotechnology)	40	602
Cardiff Oncology, Inc.* (Biotechnology)	47	189
Cardlytics, Inc.* (Media)	46	141
CareDx, Inc.* (Biotechnology)	56	1,305
CareTrust REIT, Inc. (Health Care REITs)	204	5,406
Cargo Therapeutics, Inc.* (Biotechnology)	38	137
Cargurus, Inc.* (Interactive Media & Services)	95	3,723
Caribou Biosciences, Inc.* (Biotechnology)	92	132

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap ProFund :: 91

Common Stocks, continued

	Shares	Value
Carpenter Technology Corp. (Metals & Mining)	52	$10,038
Carriage Services, Inc.* (Diversified Consumer Services)	15	614
Cars.com, Inc.* (Interactive Media & Services)	72	1,290
Carter Bankshares, Inc.* (Banks)	25	441
Cartesian Therapeutics, Inc.* (Biotechnology)	11	212
Casella Waste Systems, Inc.*—Class A (Commercial Services & Supplies)	69	7,419
Cass Information Systems, Inc. (Financial Services)	15	618
Cassava Sciences, Inc.* (Pharmaceuticals)	47	112
Castle Biosciences, Inc.* (Health Care Providers & Services)	29	820
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	123	2,775
Cathay General Bancorp (Banks)	76	3,609
Cavco Industries, Inc.* (Household Durables)	9	4,578
CBIZ, Inc.* (Professional Services)	53	4,548
CBL & Associates Properties, Inc.* (Retail REITs)	24	735
CECO Environmental Corp.* (Commercial Services & Supplies)	31	878
Celcuity, Inc.* (Biotechnology)	36	430
Celldex Therapeutics, Inc.* (Biotechnology)	71	1,739
Centerspace (Residential REITs)	18	1,094
Central Garden & Pet Co.* (Household Products)	11	401
Central Garden & Pet Co.*—Class A (Household Products)	58	1,809
Central Pacific Financial Corp. (Banks)	29	867
Centrus Energy Corp.*—Class A (Oil, Gas & Consumable Fuels)	16	1,317
Centuri Holdings, Inc.* (Construction & Engineering)	18	401
Century Aluminum Co.* (Metals & Mining)	58	1,060
Century Communities, Inc. (Household Durables)	30	2,291
Century Therapeutics, Inc.* (Biotechnology)	54	44
Cerence, Inc.* (Software)	46	573
CeriBell, Inc.* (Health Care Equipment & Supplies)	14	322
Cerus Corp.* (Health Care Equipment & Supplies)	201	376
CervoMed, Inc.* (Biotechnology)	8	18
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	26	837
CG Oncology, Inc.* (Biotechnology)	52	1,564
Champion Homes, Inc.* (Household Durables)	58	5,355
ChampionX Corp. (Energy Equipment & Services)	209	5,986
ChargePoint Holdings, Inc.* (Electrical Equipment)	437	420
Chart Industries, Inc.* (Machinery)	47	9,946
Chatham Lodging Trust (Hotel & Resort REITs)	53	463
Chegg, Inc.* (Diversified Consumer Services)	113	174
Chemung Financial Corp.* (Banks)	4	202
Chesapeake Utilities Corp. (Gas Utilities)	24	2,934
Chicago Atlantic Real Estate Finance, Inc.* (Mortgage REITs)	18	277
Chimera Investment Corp.* (Mortgage REITs)	89	1,325
ChoiceOne Financial Services, Inc.* (Banks)	10	335
ChromaDex Corp.* (Life Sciences Tools & Services)	55	310
Cibus, Inc.* (Biotechnology)	23	57

Common Stocks, continued

	Shares	Value
Cimpress PLC* (Commercial Services & Supplies)	18	$1,197
Cinemark Holdings, Inc.* (Entertainment)	122	3,492
Cipher Mining, Inc.* (Software)	223	1,278
Citi Trends, Inc.* (Specialty Retail)	6	155
Citizens & Northern Corp.* (Banks)	16	341
Citizens Financial Services, Inc.* (Banks)	5	306
City Holding Co. (Banks)	16	1,890
City Office REIT, Inc.* (Office REITs)	43	228
Civista Bancshares, Inc.* (Banks)	17	375
Claros Mortgage Trust, Inc.* (Mortgage REITs)	96	317
Clarus Corp.* (Leisure Products)	34	165
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	190	629
Cleanspark, Inc.* (Software)	274	2,861
Clear Channel Outdoor Holdings, Inc.* (Media)	390	530
Clear Secure, Inc.—Class A (Software)	96	2,272
Clearfield, Inc.* (Communications Equipment)	14	511
Clearwater Analytics Holdings, Inc.*—Class A (Software)	196	5,519
Clearwater Paper Corp.* (Paper & Forest Products)	18	579
Climb Global Solutions, Inc.* (Electronic Equipment, Instruments & Components)	5	634
Clipper Realty, Inc.* (Residential REITs)	14	57
CNB Financial Corp. (Banks)	22	557
CNO Financial Group, Inc. (Insurance)	116	4,633
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	160	4,381
Coastal Financial Corp.* (Banks)	12	1,070
Codexis, Inc.* (Life Sciences Tools & Services)	89	373
Coeur Mining, Inc.* (Metals & Mining)	434	2,864
Cogent Biosciences, Inc.* (Biotechnology)	101	940
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	48	3,617
Cohen & Steers, Inc. (Capital Markets)	30	2,659
Coherus Biosciences, Inc.* (Biotechnology)	124	146
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	51	1,168
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	35	1,124
Colony Bankcorp, Inc.* (Banks)	18	303
Columbia Financial, Inc.* (Banks)	30	444
Columbus McKinnon Corp. (Machinery)	31	1,129
Commercial Metals Co. (Metals & Mining)	125	6,061
Commercial Vehicle Group, Inc.* (Machinery)	39	82
CommScope Holding Co., Inc.* (Communications Equipment)	236	1,192
Community Financial System, Inc. (Banks)	58	3,801
Community Health Systems, Inc.* (Health Care Providers & Services)	140	448
Community Healthcare Trust, Inc. (Health Care REITs)	30	595
Community Trust Bancorp, Inc.* (Banks)	17	910
Community West Bancshares* (Banks)	18	351
CommVault Systems, Inc.* (Software)	48	7,643
Compass Diversified Holdings* (Financial Services)	74	1,573
Compass Minerals International, Inc.* (Metals & Mining)	38	443

See accompanying notes to the financial statements.

92 :: Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
Compass Therapeutics, Inc.* (Biotechnology)	114	$367
Compass, Inc.*—Class A (Real Estate Management & Development)	401	2,907
CompoSecure, Inc.*—Class A (Technology Hardware, Storage & Peripherals)	27	430
CompX International, Inc.* (Commercial Services & Supplies)	2	49
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	102	1,893
Concentra Group Holdings Parent, Inc. (Health Care Providers & Services)	122	2,844
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	26	220
Conduent, Inc.* (Professional Services)	175	693
Conduit Pharmaceuticals, Inc.* (Life Sciences Tools & Services)	3	7
CONMED Corp. (Health Care Equipment & Supplies)	34	2,441
ConnectOne Bancorp, Inc. (Banks)	40	1,014
Consensus Cloud Solutions, Inc.* (Software)	19	538
Consolidated Water Co., Ltd. (Water Utilities)	16	419
Constellium SE* (Metals & Mining)	142	1,410
Construction Partners, Inc.*—Class A (Construction & Engineering)	47	3,779
Consumer Portfolio Services, Inc.* (Consumer Finance)	9	107
Contango Ore, Inc.* (Metals & Mining)	11	114
Contineum Therapeutics, Inc.*—Class A (Pharmaceuticals)	11	108
Cooper-Standard Holdings, Inc.* (Automobile Components)	18	278
COPT Defense Properties (Office REITs)	124	3,650
Corbus Pharmaceuticals Holdings, Inc.* (Biotechnology)	13	127
Corcept Therapeutics, Inc.* (Pharmaceuticals)	89	5,955
Core Laboratories, Inc. (Energy Equipment & Services)	51	865
Core Molding Technologies, Inc.* (Chemicals)	8	118
Core Natural Resources, Inc.* (Oil, Gas & Consumable Fuels)	58	5,239
Core Scientific, Inc.* (IT Services)	196	2,405
CoreCivic, Inc.* (Commercial Services & Supplies)	120	2,455
CorMedix, Inc.* (Pharmaceuticals)	66	678
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	49	449
CorVel Corp.* (Health Care Providers & Services)	29	3,360
Costamare, Inc. (Marine Transportation)	47	548
Couchbase, Inc.* (IT Services)	43	763
Coursera, Inc.* (Diversified Consumer Services)	151	1,164
Covenant Logistics Group, Inc. (Ground Transportation)	18	499
CPI Card Group, Inc.* (Technology Hardware, Storage & Peripherals)	6	173
CRA International, Inc. (Professional Services)	7	1,285
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	24	1,560
Crawford & Co.*—Class A (Insurance)	17	204

Common Stocks, continued

	Shares	Value
Credo Technology Group Holding, Ltd.* (Semiconductors & Semiconductor Equipment)	154	$10,783
Crescent Energy Co.—Class A (Oil, Gas & Consumable Fuels)	179	2,696
Cricut, Inc.*—Class A (Household Durables)	52	279
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	96	3,869
Critical Metals Corp.* (Metals & Mining)	10	77
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	36	656
CrossFirst Bankshares, Inc.* (Banks)	50	812
CryoPort, Inc.* (Life Sciences Tools & Services)	48	362
CS Disco, Inc.* (Software)	33	166
CSG Systems International, Inc. (Professional Services)	33	1,940
CSW Industrials, Inc. (Building Products)	18	5,937
CTO Realty Growth, Inc.* (Equity REIT— Diversified)	31	609
CTS Corp. (Electronic Equipment, Instruments & Components)	34	1,737
Cullinan Therapeutics, Inc.* (Biotechnology)	57	602
Curbline Properties Corp. (Retail REITs)	104	2,545
Cushman & Wakefield PLC* (Real Estate Management & Development)	252	3,476
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	55	280
Customers Bancorp, Inc.* (Banks)	33	1,880
CVB Financial Corp. (Banks)	146	3,043
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	37	701
CVRx, Inc.* (Health Care Equipment & Supplies)	15	240
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	134	690
Cytokinetics, Inc.* (Biotechnology)	125	6,182
Daily Journal Corp.* (Software)	2	820
Dakota Gold Corp.* (Metals & Mining)	80	178
Daktronics, Inc.* (Electronic Equipment, Instruments & Components)	44	722
Dana, Inc. (Automobile Components)	144	2,295
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	35	930
Dave, Inc.* (Software)	9	862
Day One Biopharmaceuticals, Inc.* (Biotechnology)	57	705
Definitive Healthcare Corp.*—CLASS A (Health Care Technology)	59	287
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	70	1,250
Deluxe Corp. (Commercial Services & Supplies)	49	1,136
Denali Therapeutics, Inc.* (Biotechnology)	136	3,169
Denny's Corp.* (Hotels, Restaurants & Leisure)	56	354
Designer Brands, Inc.—Class A (Specialty Retail)	45	226
Despegar.Com Corp.* (Hotels, Restaurants & Leisure)	68	1,307
Destination XL Group, Inc.* (Specialty Retail)	61	166
DHT Holdings, Inc.* (Oil, Gas & Consumable Fuels)	148	1,675
Diamond Hill Investment Group, Inc. (Capital Markets)	2	300

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap ProFund :: 93

Common Stocks, continued

	Shares	Value
DiamondRock Hospitality Co. (Hotel & Resort REITs)	228	$2,002
Dianthus Therapeutics, Inc.* (Biotechnology)	26	576
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	28	1,212
Digi International, Inc.* (Communications Equipment)	39	1,219
Digimarc Corp.* (Software)	17	623
Digital Turbine, Inc.* (Software)	108	283
DigitalBridge Group, Inc. (Real Estate Management & Development)	175	1,920
DigitalOcean Holdings, Inc.* (IT Services)	71	2,945
Dime Community Bancshares, Inc. (Banks)	38	1,187
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	17	516
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	50	2,949
Disc Medicine, Inc.* (Biotechnology)	22	1,228
Diversified Energy Co. PLC* (Oil, Gas & Consumable Fuels)	51	813
Diversified Healthcare Trust* (Health Care REITs)	242	600
DLH Holdings Corp.* (Professional Services)	10	75
DMC Global, Inc.* (Energy Equipment & Services)	22	179
DNOW, Inc.* (Trading Companies & Distributors)	116	1,726
DocGo, Inc.* (Health Care Providers & Services)	113	553
Dole PLC (Food Products)	83	1,130
Domo, Inc.*—Class B (Software)	38	322
Donegal Group, Inc.*—Class A (Insurance)	17	252
Donnelley Financial Solutions, Inc.* (Capital Markets)	29	1,925
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	40	962
Dorman Products, Inc.* (Automobile Components)	29	3,807
Douglas Dynamics, Inc. (Machinery)	25	646
Douglas Emmett, Inc. (Office REITs)	177	3,250
Dream Finders Homes, Inc.*—Class A (Household Durables)	30	692
Drilling Tools International Corp.* (Energy Equipment & Services)	15	48
Driven Brands Holdings, Inc.* (Commercial Services & Supplies)	66	1,090
Ducommun, Inc.* (Aerospace & Defense)	15	1,026
D-Wave Quantum, Inc.* (Software)	109	647
DXP Enterprises, Inc.* (Trading Companies & Distributors)	14	1,418
Dycom Industries, Inc.* (Construction & Engineering)	31	5,864
Dynavax Technologies Corp.* (Biotechnology)	145	1,892
Dyne Therapeutics, Inc.* (Biotechnology)	91	1,294
Dynex Capital, Inc.* (Mortgage REITs)	87	1,154
E2open Parent Holdings, Inc.* (Software)	227	597
Eagle Bancorp, Inc. (Banks)	33	865
Easterly Government Properties, Inc. (Office REITs)	107	1,216
Eastern Bankshares, Inc.* (Banks)	211	3,874
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	67	495
EchoStar Corp.*—Class A (Media)	134	3,705

Common Stocks, continued

	Shares	Value
Ecovyst, Inc.* (Chemicals)	128	$993
Edgewell Personal Care Co. (Personal Care Products)	54	1,798
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	80	2,241
Editas Medicine, Inc.* (Biotechnology)	93	122
eGain Corp.* (Software)	19	116
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	29	344
Elevation Oncology, Inc.* (Biotechnology)	65	45
Eliem Therapeutics, Inc.* (Biotechnology)	35	67
Ellington Financial, Inc. (Mortgage REITs)	93	1,168
Elme Communities (Residential REITs)	97	1,480
Embecta Corp. (Health Care Equipment & Supplies)	64	1,148
Emerald Holding, Inc.* (Media)	18	81
Empire Petroleum Corp.* (Oil, Gas & Consumable Fuels)	17	99
Empire State Realty Trust, Inc.—Class A (Equity REIT – Diversified)	150	1,434
Employers Holdings, Inc. (Insurance)	27	1,327
Enact Holdings, Inc. (Financial Services)	31	1,047
Enanta Pharmaceuticals, Inc.* (Biotechnology)	23	118
Encore Capital Group, Inc.* (Consumer Finance)	26	1,287
Encore Energy Corp.* (Oil, Gas & Consumable Fuels)	200	662
Energizer Holdings, Inc. (Household Products)	79	2,685
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	206	1,094
Energy Recovery, Inc.* (Machinery)	62	889
Energy Vault Holdings, Inc.* (Electrical Equipment)	118	205
Enerpac Tool Group Corp. (Machinery)	59	2,666
EnerSys (Electrical Equipment)	44	4,271
Enfusion, Inc.*—Class A (Software)	54	603
Enhabit, Inc.* (Health Care Providers & Services)	55	462
Enliven Therapeutics, Inc.* (Pharmaceuticals)	38	831
Ennis, Inc.* (Commercial Services & Supplies)	28	581
Enova International, Inc.* (Consumer Finance)	28	3,145
Enovix Corp.* (Electrical Equipment)	181	2,183
Enpro, Inc. (Machinery)	23	4,271
Enstar Group, Ltd.* (Insurance)	14	4,578
Enterprise Bancorp, Inc.* (Banks)	11	466
Enterprise Financial Services Corp. (Banks)	41	2,453
Entrada Therapeutics, Inc.* (Biotechnology)	27	363
Entravision Communications Corp.*—Class A (Media)	70	151
Enviri Corp.* (Commercial Services & Supplies)	87	833
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	29	2,317
Equity Bancshares, Inc.*—Class A (Banks)	16	698
Erasca, Inc.* (Biotechnology)	204	386
Escalade, Inc.* (Leisure Products)	11	163
ESCO Technologies, Inc. (Machinery)	29	3,849
Esperion Therapeutics, Inc.* (Pharmaceuticals)	209	374
Esquire Financial Holdings, Inc.* (Banks)	7	626
ESSA Bancorp, Inc.* (Banks)	10	209
Essent Group, Ltd. (Financial Services)	115	6,699
Essential Properties Realty Trust, Inc. (Equity REIT—Diversified)	193	6,194
Ethan Allen Interiors, Inc. (Household Durables)	25	776

See accompanying notes to the financial statements.

94 :: Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
European Wax Center, Inc.*—Class A (Diversified Consumer Services)	37	$250
Eve Holding, Inc.* (Aerospace & Defense)	57	292
Eventbrite, Inc.*—Class A (Entertainment)	89	282
EverCommerce, Inc.* (Software)	23	233
Everi Holdings, Inc.* (Hotels, Restaurants & Leisure)	89	1,214
EverQuote, Inc.*—Class A (Interactive Media & Services)	28	566
Everspin Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	23	141
EVERTEC, Inc. (Financial Services)	71	2,305
EVgo, Inc.* (Specialty Retail)	112	389
EVI Industries, Inc. (Trading Companies & Distributors)	6	104
Evolent Health, Inc.*—Class A (Health Care Technology)	127	1,327
Evolus, Inc.* (Pharmaceuticals)	61	852
Evolution Petroleum Corp.* (Oil, Gas & Consumable Fuels)	35	186
Evolv Technologies Holdings, Inc.* (Electronic Equipment, Instruments & Components)	146	585
Excelerate Energy, Inc.*—Class A (Oil, Gas & Consumable Fuels)	18	538
ExlService Holdings, Inc.* (Professional Services)	173	8,694
eXp World Holdings, Inc. (Real Estate Management & Development)	90	1,024
Exponent, Inc. (Professional Services)	56	5,133
Expro Group Holdings N.V.* (Energy Equipment & Services)	104	1,314
Extreme Networks, Inc.* (Communications Equipment)	142	2,245
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	71	543
F&G Annuities & Life, Inc. (Insurance)	20	918
Fabrinet* (Electronic Equipment, Instruments & Components)	40	8,647
Farmers & Merchants Bancorp, Inc.* (Banks)	14	380
Farmers National Banc Corp.* (Banks)	40	550
Farmland Partners, Inc.* (Specialized REITs)	48	560
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	22	698
Fastly, Inc.*—Class A (IT Services)	144	1,508
Fate Therapeutics, Inc.* (Biotechnology)	112	146
FB Financial Corp. (Banks)	39	2,060
Federal Agricultural Mortgage Corp.—Class C (Financial Services)	10	1,978
Federal Signal Corp. (Machinery)	66	6,488
Fennec Pharmaceuticals, Inc.* (Biotechnology)	26	169
Fibrobiologics, Inc.* (Biotechnology)	32	52
Fidelis Insurance Holdings, Ltd. (Insurance)	56	924
Fidelity D&D Bancorp, Inc.* (Banks)	6	269
Figs, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	143	814
Financial Institutions, Inc. (Banks)	17	448
First Advantage Corp.* (Professional Services)	66	1,246
First Bancorp (Banks)	44	1,942
First Bancorp (Banks)	179	3,716

Common Stocks, continued

	Shares	Value
First Bank (Banks)	23	$350
First Busey Corp.* (Banks)	58	1,408
First Business Financial Services, Inc. (Banks)	9	465
First Citizens BancShares, Inc.* (Banks)	38	1,058
First Commonwealth Financial Corp. (Banks)	111	1,851
First Community Bancshares, Inc.* (Banks)	18	781
First Financial Bancorp (Banks)	104	2,914
First Financial Bankshares, Inc. (Banks)	143	5,328
First Financial Corp. (Banks)	13	626
First Financial Northwest, Inc.* (Banks)	7	148
First Foundation, Inc.* (Banks)	70	361
First Internet Bancorp (Banks)	9	293
First Interstate BancSystem, Inc.—Class A (Banks)	87	2,867
First Merchants Corp. (Banks)	64	2,844
First Mid Bancshares, Inc.* (Banks)	25	948
First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	34	713
First Western Financial, Inc.* (Banks)	9	190
FirstCash Holdings, Inc. (Consumer Finance)	42	4,583
FiscalNote Holdings, Inc.* (Professional Services)	71	89
Five Star Bancorp* (Banks)	18	547
FLEX LNG, Ltd.* (Oil, Gas & Consumable Fuels)	34	867
Flexsteel Industries, Inc.* (Household Durables)	6	296
Fluence Energy, Inc.* (Electrical Equipment)	68	885
Fluor Corp.* (Construction & Engineering)	187	9,016
Flushing Financial Corp. (Banks)	30	419
Flywire Corp.* (Financial Services)	133	2,571
Foghorn Therapeutics, Inc.* (Biotechnology)	29	122
Foot Locker, Inc.* (Specialty Retail)	91	1,825
Forafric Global PLC* (Food Products)	6	58
Forestar Group, Inc.* (Real Estate Management & Development)	22	525
Forge Global Holdings, Inc.* (Capital Markets)	131	101
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	86	3,444
Forrester Research, Inc.* (Professional Services)	13	198
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	13	236
Forward Air Corp.* (Air Freight & Logistics)	28	903
Four Corners Property Trust, Inc. (Specialized REITs)	106	2,908
Fox Factory Holding Corp.* (Automobile Components)	46	1,257
Fractyl Health, Inc.* (Health Care Equipment & Supplies)	39	72
Franklin BSP Reality Trust, Inc. (Mortgage REITs)	90	1,146
Franklin Covey Co.* (Professional Services)	12	455
Franklin Electric Co., Inc. (Machinery)	49	4,900
Franklin Street Properties Corp.* (Office REITs)	109	197
Fresh Del Monte Produce, Inc. (Food Products)	37	1,128
Freshworks, Inc.*—Class A (Software)	227	4,222
Freyr Battery, Inc.* (Electrical Equipment)	126	237
Frontdoor, Inc.* (Diversified Consumer Services)	85	5,090
Frontier Group Holdings, Inc.* (Passenger Airlines)	47	396
FrontView REIT, Inc.* (Retail REITs)	16	276
FRP Holdings, Inc.* (Real Estate Management & Development)	15	458

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap ProFund :: 95

Common Stocks, continued

	Shares	Value
FS Bancorp, Inc. (Banks)	7	$283
FTAI Aviation, Ltd. (Trading Companies & Distributors)	111	11,158
FTAI Infrastructure, Inc. (Ground Transportation)	111	779
fuboTV, Inc.* (Interactive Media & Services)	356	1,438
FuelCell Energy, Inc.* (Electrical Equipment)	20	154
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	70	277
Fulgent Genetics, Inc.* (Health Care Providers & Services)	22	366
Full House Resorts, Inc.* (Hotels, Restaurants & Leisure)	36	193
Fulton Financial Corp. (Banks)	199	4,048
Funko, Inc.*—Class A (Leisure Products)	34	476
FutureFuel Corp.* (Oil, Gas & Consumable Fuels)	29	158
FVCBankcorp, Inc.* (Banks)	18	217
Galectin Therapeutics, Inc.* (Biotechnology)	25	31
Gambling.com Group, Ltd.* (Media)	18	254
Gannett Co., Inc.* (Media)	157	710
GATX Corp.* (Trading Companies & Distributors)	39	6,453
GCM Grosvenor, Inc.*—Class A (Capital Markets)	46	622
GCT Semiconductor Holding, Inc.* (Semiconductors & Semiconductor Equipment)	11	24
Genco Shipping & Trading, Ltd. (Marine Transportation)	46	665
Gencor Industries, Inc.* (Machinery)	11	169
GeneDx Holdings Corp.* (Health Care Providers & Services)	14	1,048
Generation Bio Co.* (Biotechnology)	56	43
Genesco, Inc.* (Specialty Retail)	11	458
Genie Energy, Ltd.*—Class B (Electric Utilities)	14	201
Gentherm, Inc.* (Automobile Components)	34	1,297
Genworth Financial, Inc.*—Class A (Insurance)	473	3,420
Geospace Technologies Corp.* (Energy Equipment & Services)	14	127
German American Bancorp, Inc.* (Banks)	31	1,281
Geron Corp.* (Biotechnology)	652	1,871
Getty Images Holdings, Inc.* (Interactive Media & Services)	112	286
Getty Realty Corp. (Retail REITs)	56	1,737
Gibraltar Industries, Inc.* (Building Products)	34	2,087
GigaCloud Technology, Inc.*—Class A (Distributors)	26	555
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	42	1,311
Glacier Bancorp, Inc. (Banks)	125	6,208
Gladstone Commercial Corp.* (Equity REIT—Diversified)	46	746
Gladstone Land Corp. (Specialized REITs)	36	391
Glaukos Corp.* (Health Care Equipment & Supplies)	54	8,447
Global Business Travel Group I* (Hotels, Restaurants & Leisure)	139	1,226
Global Industrial Co.* (Trading Companies & Distributors)	15	371
Global Medical REIT, Inc. (Health Care REITs)	67	525
Global Net Lease, Inc. (Equity REIT—Diversified)	221	1,589
Global Water Resources, Inc. (Water Utilities)	13	150

Common Stocks, continued

	Shares	Value
Globalstar, Inc.* (Diversified Telecommunication Services)	804	$1,230
GMS, Inc.* (Trading Companies & Distributors)	43	3,627
Gogo, Inc.* (Wireless Telecommunication Services)	71	599
GoHealth, Inc.* (Insurance)	5	82
Golar LNG, Ltd.* (Oil, Gas & Consumable Fuels)	109	4,442
Golden Entertainment, Inc. (Hotels, Restaurants & Leisure)	22	720
Golden Matrix Group, Inc.* (Entertainment)	24	41
Golden Ocean Group, Ltd. (Marine Transportation)	134	1,240
Goosehead Insurance, Inc.*—Class A (Insurance)	24	2,572
GoPro, Inc.*—Class A (Household Durables)	140	136
GrafTech International, Ltd.* (Electrical Equipment)	286	429
Graham Corp.* (Machinery)	11	500
Graham Holdings Co.—Class B (Diversified Consumer Services)	4	3,715
Granite Construction, Inc. (Construction & Engineering)	48	4,231
Granite Point Mortgage Trust, Inc.* (Mortgage REITs)	58	165
Granite Ridge Resources, Inc.* (Oil, Gas & Consumable Fuels)	58	359
Gray Television, Inc.* (Media)	95	355
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	72	791
Great Southern Bancorp, Inc. (Banks)	10	588
Green Brick Partners, Inc.* (Household Durables)	34	2,056
Green Dot Corp.*—Class A (Consumer Finance)	59	523
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	70	625
Greene County Bancorp, Inc.* (Banks)	7	186
Greenlight Capital Re, Ltd.*—Class A (Insurance)	30	405
Greenwich Lifesciences, Inc.* (Biotechnology)	6	78
Greif, Inc.—Class A (Containers & Packaging)	27	1,653
Greif, Inc.*—Class B (Containers & Packaging)	6	380
Grid Dynamics Holdings, Inc.* (IT Services)	63	1,423
Griffon Corp. (Building Products)	42	3,182
Grindr, Inc.* (Interactive Media & Services)	27	482
Group 1 Automotive, Inc. (Specialty Retail)	14	6,391
Groupon, Inc.* (Broadline Retail)	26	272
GrowGeneration Corp.* (Specialty Retail)	64	90
Guaranty Bancshares, Inc.* (Banks)	9	370
Guardant Health, Inc.* (Health Care Providers & Services)	129	6,060
Guardian Pharmacy Services, Inc.* (Consumer Staples Distribution & Retail)	10	228
Gulport Energy Corp.* (Oil, Gas & Consumable Fuels)	14	2,499
Gyre Therapeutics, Inc.* (Biotechnology)	7	81
H&E Equipment Services, Inc. (Trading Companies & Distributors)	35	3,104
H.B. Fuller Co. (Chemicals)	60	3,788
HA Sustainable Infrastructure Capital, Inc. (Financial Services)	127	3,557

See accompanying notes to the financial statements.

96 :: Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
Haemonetics Corp.* (Health Care Equipment & Supplies)	54	$3,729
Hallador Energy Co.* (Oil, Gas & Consumable Fuels)	28	300
Halozyme Therapeutics, Inc.* (Biotechnology)	136	7,702
Hamilton Beach Brands Holding Co.*—Class A (Household Durables)	9	154
Hamilton Insurance Group, Ltd.*—Class B (Insurance)	43	823
Hamilton Lane, Inc.—Class A (Capital Markets)	42	6,685
Hancock Whitney Corp. (Banks)	95	5,675
Hanesbrands, Inc.* (Textiles, Apparel & Luxury Goods)	388	3,151
Hanmi Financial Corp. (Banks)	34	817
HarborOne Bancorp, Inc.* (Banks)	42	457
Harmonic, Inc.* (Communications Equipment)	122	1,376
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	42	1,628
Harrow, Inc.* (Pharmaceuticals)	34	1,044
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	47	80
Haverty Furniture Cos., Inc. (Specialty Retail)	16	359
Hawaiian Electric Industries, Inc.* (Electric Utilities)	182	1,663
Hawkins, Inc. (Chemicals)	22	2,352
HBT Financial, Inc.* (Banks)	14	340
HCI Group, Inc.* (Insurance)	9	1,097
Health Catalyst, Inc.* (Health Care Technology)	66	372
Healthcare Services Group, Inc.* (Commercial Services & Supplies)	81	898
HealthEquity, Inc.* (Health Care Providers & Services)	94	10,378
HealthStream, Inc.* (Health Care Technology)	27	882
Heartland Express, Inc. (Ground Transportation)	51	583
Hecla Mining Co. (Metals & Mining)	647	3,675
Heidrick & Struggles International, Inc. (Professional Services)	22	1,023
Heilos Technologies, Inc. (Machinery)	36	1,606
Helen of Troy, Ltd.* (Household Durables)	25	1,545
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	159	1,275
Helmerich & Payne, Inc. (Energy Equipment & Services)	107	3,380
Herbalife, Ltd.* (Personal Care Products)	112	612
Herc Holdings, Inc. (Trading Companies & Distributors)	31	6,323
Heritage Commerce Corp.* (Banks)	66	640
Heritage Financial Corp. (Banks)	37	951
Heritage Insurance Holdings, Inc.* (Insurance)	25	275
Heron Therapeutics, Inc.* (Biotechnology)	131	223
Hertz Global Holdings, Inc.* (Ground Transportation)	136	562
HF Foods Group, Inc.* (Consumer Staples Distribution & Retail)	46	122
HighPeak Energy, Inc.* (Oil, Gas & Consumable Fuels)	16	218
Hillenbrand, Inc. (Machinery)	77	2,617
HilleVax, Inc.* (Biotechnology)	37	73
Hillman Solutions Corp.* (Machinery)	216	2,160
Hilltop Holdings, Inc.* (Banks)	51	1,539
Common Stocks, continued

	Shares	Value
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	79	$3,255
Himalaya Shipping, Ltd.* (Marine Transportation)	33	159
Hims & Hers Health, Inc.* (Health Care Providers & Services)	209	7,791
Hingham Institution for Savings (Banks)	2	511
Hippo Holdings, Inc.* (Insurance)	22	616
HireQuest, Inc.* (Professional Services)	6	78
HNI Corp. (Commercial Services & Supplies)	52	2,592
Holley, Inc.* (Automobile Components)	53	162
Hologic, Inc.* (Biotechnology)	36	175
Home Bancorp, Inc.* (Banks)	7	351
Home BancShares, Inc. (Banks)	204	6,158
HomeStreet, Inc.* (Banks)	20	201
HomeTrust Bancshares, Inc. (Banks)	16	588
Hooker Funrishings Corp.* (Household Durables)	11	140
Hope Bancorp, Inc. (Banks)	127	1,481
Horace Mann Educators Corp. (Insurance)	46	1,777
Horizon Bancorp, Inc.* (Banks)	47	789
Hovnanian Enterprises, Inc.*—Class A (Household Durables)	6	794
Hub Group, Inc.—Class A (Air Freight & Logistics)	66	2,944
Hudson Pacific Properties, Inc. (Office REITs)	152	476
Hudson Technologies, Inc.* (Trading Companies & Distributors)	49	284
Humacyte, Inc.* (Biotechnology)	98	449
Huron Consulting Group, Inc.* (Professional Services)	18	2,282
Hut 8 Corp.* (Software)	89	1,930
Hyliion Holdings Corp.* (Machinery)	156	367
Hyster-Yale, Inc.—Class A (Machinery)	13	694
I3 Verticals, Inc.*—Class A (Financial Services)	25	622
i-80 Gold Corp.* (Metals & Mining)	350	198
IBEX Holdings, Ltd.* (Professional Services)	10	220
Ibotta, Inc.*—Class A (Media)	17	1,233
ICF International, Inc. (Professional Services)	20	2,334
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	36	989
ICU Medical, Inc.* (Health Care Equipment & Supplies)	24	3,944
Ideaya Biosciences, Inc.* (Biotechnology)	93	2,265
IDT Corp.*—Class B (Diversified Telecommunication Services)	17	802
IES Holdings, Inc.* (Construction & Engineering)	9	1,992
IGM Biosciences, Inc.* (Biotechnology)	19	29
iHeartMedia, Inc.*—Class A (Media)	118	262
IMAX Corp.* (Entertainment)	47	1,107
Immersion Corp. (Technology Hardware, Storage & Peripherals)	34	285
ImmunityBio, Inc.*(a) (Biotechnology)	161	555
Immunome, Inc.* (Biotechnology)	56	618
Immunovant, Inc.* (Biotechnology)	64	1,391
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	25	3,172
Inari Medical, Inc.* (Health Care Equipment & Supplies)	58	4,620

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap ProFund :: 97

Common Stocks, continued

	Shares	Value
Independence Realty Trust, Inc. (Residential REITs)	249	$4,782
Independent Bank Corp.* (Banks)	22	801
Independent Bank Corp. (Banks)	46	3,089
indie Semiconductor, Inc.*(a)—Class A (Semiconductors & Semiconductor Equipment)	182	746
Industrial Logistics Properties Trust* (Industrial REITs)	74	294
Infinera Corp.*(a) (Communications Equipment)	223	1,476
Information Services Group, Inc. (IT Services)	41	125
InfuSystem Holdings, Inc.* (Health Care Providers & Services)	22	178
Ingevity Corp.* (Chemicals)	40	1,814
Ingles Markets, Inc.—Class A (Consumer Staples Distribution & Retail)	16	1,060
Inhibrx Biosciences, Inc.* (Biotechnology)	13	177
Inmode, Ltd.* (Health Care Equipment & Supplies)	79	1,360
Inmune Bio, Inc.* (Biotechnology)	15	152
Innodata, Inc.* (Professional Services)	30	1,112
Innospec, Inc. (Chemicals)	27	3,060
Innovage Holding Corp.* (Health Care Providers & Services)	22	84
Innovative Industrial Properties, Inc. (Industrial REITs)	31	2,222
Innovex International, Inc.* (Energy Equipment & Services)	37	576
Innovid Corp.* (Media)	120	373
Innoviva, Inc.* (Pharmaceuticals)	61	1,137
Inogen, Inc.* (Health Care Equipment & Supplies)	26	304
Inovio Pharmaceuticals, Inc.* (Biotechnology)	31	65
Inozyme Pharma, Inc.* (Biotechnology)	60	86
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	30	5,183
Insmed, Inc.* (Biotechnology)	189	14,473
Insperity, Inc. (Professional Services)	39	2,925
Inspired Entertainment, Inc.* (Hotels, Restaurants & Leisure)	24	242
Installed Building Products, Inc. (Household Durables)	26	5,170
Insteel Industries, Inc. (Building Products)	20	574
Intapp, Inc.* (Software)	58	4,135
Integer Holdings Corp.* (Health Care Equipment & Supplies)	36	5,119
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	75	1,958
Integral Ad Science Holding Corp.* (Media)	80	841
Intellia Therapeutics, Inc.* (Biotechnology)	111	1,146
Inter Parfums, Inc. (Personal Care Products)	20	2,820
InterDigital, Inc. (Software)	28	5,123
Interface, Inc. (Commercial Services & Supplies)	63	1,560
International Bancshares Corp. (Banks)	59	3,888
International Game Technology PLC (Hotels, Restaurants & Leisure)	125	2,128
International Money Express, Inc.* (Financial Services)	34	643
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	45	1,753

Common Stocks, continued

	Shares	Value
Intrepid Potash, Inc.* (Chemicals)	12	$315
Intuitive Machines, Inc.* (Aerospace & Defense)	34	737
InvenTrust Properties Corp.* (Retail REITs)	86	2,558
Invesco Mortgage Capital, Inc.* (Mortgage REITs)	61	516
Investar Holding Corp. (Banks)	10	191
Investors Title Co.* (Insurance)	2	451
Invivyd, Inc.* (Biotechnology)	90	32
IonQ, Inc.* (Technology Hardware, Storage & Peripherals)	221	8,727
Iovance Biotheraputics, Inc.* (Biotechnology)	302	1,767
iRadimed Corp. (Health Care Equipment & Supplies)	9	533
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	34	3,701
iRobot Corp.* (Household Durables)	33	254
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	157	367
Ispire Technology, Inc.* (Tobacco)	22	105
iTeos Therapeutics, Inc.* (Biotechnology)	29	219
Itron, Inc.* (Electronic Equipment, Instruments & Components)	49	5,261
Ivanhoe Electric, Inc.* (Metals & Mining)	92	545
J & J Snack Foods Corp. (Food Products)	17	2,333
J Jill, Inc.* (Specialty Retail)	6	164
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	22	862
Jackson Financial, Inc.—Class A (Financial Services)	83	7,822
JAKKS Pacific, Inc.* (Leisure Products)	9	271
James River Group Holdings, Ltd. (Insurance)	42	201
Jamf Holding Corp.* (Software)	90	1,360
Janus International Group, Inc.* (Building Products)	156	1,293
Janux Therapeutics, Inc.* (Biotechnology)	30	1,304
Jasper Therapeutics, Inc.* (Biotechnology)	12	73
JBG SMITH Properties (Office REITs)	89	1,380
JELD-WEN Holding, Inc.* (Building Products)	93	830
JetBlue Airways Corp.* (Passenger Airlines)	344	2,264
Joby Aviation, Inc.*(a) (Passenger Airlines)	475	3,924
John B. Sanfilippo & Son, Inc. (Food Products)	10	723
John Bean Technologies Corp. (Machinery)	52	6,916
John Marshall Bancorp, Inc.* (Banks)	14	265
John Wiley & Sons, Inc.—Class A (Media)	44	1,801
Johnson Outdoors, Inc.—Class A (Leisure Products)	6	194
Kadant, Inc. (Machinery)	13	4,848
Kaiser Aluminum Corp. (Metals & Mining)	18	1,260
Kaltura, Inc.* (Software)	109	275
KalVista Pharmaceuticals, Inc.* (Biotechnology)	37	330
KAR Auction Services, Inc.* (Commercial Services & Supplies)	118	2,397
Karat Packaging, Inc.* (Trading Companies & Distributors)	7	216
KB Home (Household Durables)	71	4,764
Kearney Financial Corp.* (Banks)	60	414
Kelly Services, Inc.*—Class A (Professional Services)	34	479
Kennametal, Inc. (Machinery)	86	2,060

See accompanying notes to the financial statements.

98 :: Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	124	$1,122
Keros Therapeutics, Inc.* (Biotechnology)	34	388
Kforce, Inc. (Professional Services)	20	1,115
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	27	491
KinderCare Learning Cos., Inc.* (Diversified Consumer Services)	30	622
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels)	42	2,706
Kingsway Financial Services, Inc.* (Insurance)	14	113
Kiniksa Pharmaceuticals International PLC* (Biotechnology)	42	823
Kite Realty Group Trust (Retail REITs)	239	5,532
KKR Real Estate Finance Trust, Inc. (Mortgage REITs)	64	639
Knife River Corp.* (Construction Materials)	62	6,422
Knowles Corp.* (Electronic Equipment, Instruments & Components)	95	1,798
Kodiak Gas Services, Inc.* (Energy Equipment & Services)	36	1,684
Kodiak Sciences, Inc.* (Biotechnology)	36	230
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	60	5,511
Koppers Holdings, Inc. (Chemicals)	22	655
Korn Ferry (Professional Services)	57	4,032
Korro Bio, Inc.* (Biotechnology)	6	205
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	516	1,641
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	163	5,439
Krispy Kreme, Inc.* (Hotels, Restaurants & Leisure)	94	853
Kronos Worldwide, Inc.* (Chemicals)	24	230
Krystal Biotech, Inc.* (Biotechnology)	27	4,313
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	58	2,572
Kura Oncology, Inc.* (Biotechnology)	80	633
Kura Sushi USA, Inc.*—Class A (Hotels, Restaurants & Leisure)	6	480
Kymera Therapeutics, Inc.* (Biotechnology)	51	2,019
Kyverna Therapeutics, Inc.* (Biotechnology)	30	97
L.B. Foster Co.*—Class A (Machinery)	10	278
Ladder Capital Corp. (Mortgage REITs)	124	1,390
Lakeland Financial Corp. (Banks)	27	1,837
Lancaster Colony Corp. (Food Products)	22	3,712
Landec Corp.* (Life Sciences Tools & Services)	25	149
Lands' End, Inc.* (Specialty Retail)	16	199
Landsea Home Corp.* (Household Durables)	19	158
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	76	7,030
LanzaTech Global, Inc.* (Commercial Services & Supplies)	125	118
Larimar Therapeutics, Inc.* (Biotechnology)	47	180
Latham Group, Inc.* (Leisure Products)	45	329
Laureate Education, Inc.*—Class A (Diversified Consumer Services)	143	2,677
Lawson Products, Inc.* (Trading Companies & Distributors)	11	355
La-Z-Boy, Inc. (Household Durables)	46	2,171

Common Stocks, continued

	Shares	Value
LCI Industries (Automobile Components)	27	$2,829
LCNB Corp.* (Banks)	14	216
Legacy Housing Corp.* (Household Durables)	12	308
Legalzoom.com, Inc.* (Professional Services)	141	1,268
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	22	2,132
Lemonade, Inc.* (Insurance)	58	1,928
LendingClub Corp.* (Consumer Finance)	122	1,646
LendingTree, Inc.* (Consumer Finance)	11	494
LENZ Therapeutics, Inc.* (Biotechnology)	14	357
Leonardo DRS, Inc.* (Aerospace & Defense)	81	2,847
Leslie's, Inc.* (Specialty Retail)	200	404
Lexeo Therapeutics, Inc.* (Biotechnology)	26	141
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	128	97
Lexington Realty Trust (Industrial REITs)	320	2,662
LGI Homes, Inc.* (Household Durables)	23	2,053
Liberty Energy, Inc. (Energy Equipment & Services)	174	3,186
Liberty Latin America, Ltd.*—Class A (Diversified Telecommunication Services)	35	216
Liberty Latin America, Ltd.*—Class C (Diversified Telecommunication Services)	142	870
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	68	1,971
Life360, Inc.* (Software)	11	503
LifeMD, Inc.* (Health Care Technology)	40	223
LifeStance Health Group, Inc.* (Health Care Providers & Services)	153	1,219
Lifetime Brands, Inc.* (Household Durables)	14	91
Lifeway Foods, Inc.* (Food Products)	5	115
Lifezone Metals, Ltd.* (Metals & Mining)	40	234
Ligand Pharmaceuticals, Inc.*—Class B (Pharmaceuticals)	18	2,098
Lightwave Logic, Inc.* (Electronic Equipment, Instruments & Components)	135	243
Limbach Holdings, Inc.* (Construction & Engineering)	11	1,017
Limoneira Co.* (Food Products)	18	415
Lincoln Educational Services Corp.* (Diversified Consumer Services)	29	473
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	39	496
Lindsay Corp. (Machinery)	12	1,610
Lineage Cell Therapeutics, Inc.* (Biotechnology)	165	99
Linkbancorp, Inc.* (Banks)	24	170
Lions Gate Entertainment Corp.*—Class A (Entertainment)	66	518
Lions Gate Entertainment Corp.*—Class B (Entertainment)	137	962
Liquidia Corp.* (Pharmaceuticals)	70	996
Liquidity Services, Inc.* (Commercial Services & Supplies)	24	832
LivaNova PLC* (Health Care Equipment & Supplies)	59	2,947
Live Oak Bancshares, Inc. (Banks)	38	1,349
LiveOne, Inc.* (Entertainment)	85	123
LiveRamp Holdings, Inc.* (Software)	72	2,448
Livewire Group, Inc.* (Automobiles)	23	72
LSB Industries, Inc.* (Chemicals)	59	498
LSI Industries, Inc. (Electrical Equipment)	31	653
LTC Properties, Inc. (Health Care REITs)	49	1,686

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap ProFund :: 99

Common Stocks, continued

	Shares	Value
Lumen Technologies, Inc.* (Diversified Telecommunication Services)	1,112	$5,494
Luminar Technologies, Inc.*(a) (Automobile Components)	25	144
Luxfer Holdings PLC* (Machinery)	29	410
Lyell Immunopharma, Inc.* (Biotechnology)	179	106
Lyra Therapeutics, Inc.* (Pharmaceuticals)	55	10
M/I Homes, Inc.* (Household Durables)	29	3,648
Mack-Cali Realty Corp.* (Residential REITs)	87	1,387
MacroGenics, Inc.* (Biotechnology)	70	210
Madison Square Garden Entertainment Corp.* (Entertainment)	43	1,563
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	19	6,360
Magnite, Inc.* (Media)	139	2,391
Magnolia Oil & Gas Corp.—Class A (Oil, Gas & Consumable Fuels)	191	4,527
Maiden Holdings, Ltd.* (Insurance)	100	101
Malibu Boats, Inc.*—Class A (Leisure Products)	22	842
Mama's Creations, Inc.* (Food Products)	36	277
Mammoth Energy Services, Inc.* (Energy Equipment & Services)	28	84
Mannkind Corp.* (Biotechnology)	297	1,720
MARA Holdings, Inc.* (Software)	313	5,740
Maravai LifeSciences Holdings, Inc.*—Class A (Life Sciences Tools & Services)	122	601
Marcus & Millichap, Inc. (Real Estate Management & Development)	26	992
Marine Products Corp.* (Leisure Products)	10	94
MarineMax, Inc.* (Specialty Retail)	24	729
MarketWise, Inc.* (Capital Markets)	46	26
Marqeta, Inc.*—Class A (Financial Services)	522	2,010
Marten Transport, Ltd. (Ground Transportation)	64	986
Masterbrand, Inc.* (Building Products)	139	2,407
MasterCraft Boat Holdings, Inc.* (Leisure Products)	18	328
Materion Corp. (Metals & Mining)	22	2,222
Mativ Holdings, Inc.* (Chemicals)	59	563
Matrix Service Co.* (Construction & Engineering)	29	393
Matson, Inc. (Marine Transportation)	36	5,107
Matterport, Inc.* (Software)	292	1,521
Matthews International Corp.*—Class A (Commercial Services & Supplies)	33	924
Maui Land & Pineapple Co., Inc.* (Real Estate Management & Development)	8	161
MaxCyte, Inc.* (Life Sciences Tools & Services)	116	523
Maximus, Inc. (Professional Services)	66	4,968
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	87	1,554
Mayville Engineering Co., Inc.* (Machinery)	14	222
MBIA, Inc.* (Insurance)	49	348
MBX Biosciences, Inc.* (Pharmaceuticals)	12	120
McGrath RentCorp* (Trading Companies & Distributors)	27	3,312
Medallion Financial Corp.* (Consumer Finance)	20	179
MediaAlpha, Inc.*—Class A (Interactive Media & Services)	33	376
Medifast, Inc.* (Personal Care Products)	11	173
MediWound, Ltd.* (Pharmaceuticals)	9	176
Mednax, Inc.* (Health Care Providers & Services)	95	1,328

Common Stocks, continued

	Shares	Value
MeiraGTx Holdings PLC* (Biotechnology)	52	$327
Mercantile Bank Corp.* (Banks)	18	879
Merchants Bancorp (Financial Services)	19	797
Mercury General Corp. (Insurance)	29	1,445
Mercury Systems, Inc.* (Aerospace & Defense)	57	2,376
MeridianLink, Inc.* (Software)	36	693
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	63	6,858
Meritage Homes Corp. (Household Durables)	79	6,151
Mersana Therapeutics, Inc.* (Biotechnology)	127	77
Mesa Laboratories, Inc. (Life Sciences Tools & Services)	6	826
Metagenomi, Inc.* (Biotechnology)	32	86
Metals Acquisition, Ltd.*—Class A (Metals & Mining)	58	599
Methode Electronics, Inc.* (Electronic Equipment, Instruments & Components)	38	430
Metrocity Bankshares, Inc.* (Banks)	20	617
Metropolitan Bank Holding Corp.* (Banks)	11	705
MFA Financial, Inc.* (Mortgage REITs)	112	1,176
MGE Energy, Inc. (Electric Utilities)	40	3,594
MGP Ingredients, Inc. (Beverages)	16	578
MicroVision, Inc.*(a) (Electronic Equipment, Instruments & Components)	233	370
Mid Penn Bancorp, Inc.* (Banks)	16	482
Middlefield Banc Corp.* (Banks)	8	207
Middlesex Water Co. (Water Utilities)	19	962
Midland States Bankcorp, Inc.* (Banks)	22	424
MidWestOne Financial Group, Inc.* (Banks)	20	633
Miller Industries, Inc. (Machinery)	12	792
MillerKnoll, Inc. (Commercial Services & Supplies)	76	1,705
MiMedx Group, Inc.* (Biotechnology)	130	1,131
Mind Medicine MindMed, Inc.* (Pharmaceuticals)	89	604
Minerals Technologies, Inc. (Chemicals)	34	2,607
Mineralys Therapeutics, Inc.* (Biotechnology)	31	319
Mirion Technologies, Inc.* (Electronic Equipment, Instruments & Components)	227	3,596
Mirum Pharmaceuticals, Inc.* (Biotechnology)	43	2,102
Mission Produce, Inc.* (Food Products)	47	559
Mister Car Wash, Inc.* (Diversified Consumer Services)	104	834
Mistras Group, Inc.* (Professional Services)	23	228
Mitek Systems, Inc.* (Software)	50	510
Modine Manufacturing Co.* (Automobile Components)	57	5,783
ModivCare, Inc.* (Health Care Providers & Services)	13	52
Moelis & Co.—Class A (Capital Markets)	78	6,106
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	14	1,195
MoneyLion, Inc.* (Consumer Finance)	10	870
Monro, Inc. (Specialty Retail)	33	648
Montauk Renewables, Inc.* (Independent Power/Renewable Electricity Producers)	74	309
Monte Rosa Therapeutics, Inc.* (Biotechnology)	46	306
Montrose Environemental Group, Inc.* (Commercial Services & Supplies)	35	729
Moog, Inc.—Class A (Aerospace & Defense)	31	5,631

See accompanying notes to the financial statements.

100 :: Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	16	$306
Mr. Cooper Group, Inc.* (Financial Services)	69	7,163
MRC Global, Inc.* (Trading Companies & Distributors)	93	1,365
Mueller Industries, Inc. (Machinery)	123	9,687
Mueller Water Products, Inc.—Class A (Machinery)	171	3,933
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	158	4,208
MVB Financial Corp. (Banks)	13	254
Myers Industries, Inc. (Containers & Packaging)	41	494
MYR Group, Inc.* (Construction & Engineering)	18	2,548
Myriad Genetics, Inc.* (Biotechnology)	99	1,254
N-able, Inc.* (Software)	79	766
Nabors Industries, Ltd.* (Energy Equipment & Services)	10	572
NACCO Industries, Inc.*—Class A (Oil, Gas & Consumable Fuels)	5	158
NANO Nuclear Energy, Inc.* (Electrical Equipment)	5	193
Nano-X Imaging, Ltd.* (Health Care Providers & Services)	60	437
Napco Security Technologies, Inc.* (Electronic Equipment, Instruments & Components)	38	1,395
Nathan's Famous, Inc.* (Hotels, Restaurants & Leisure)	4	324
National Bank Holdings Corp.—Class A (Banks)	41	1,768
National Bankshares, Inc.* (Banks)	6	176
National Beverage Corp. (Beverages)	26	1,093
National CineMedia, Inc.* (Media)	77	507
National Health Investors, Inc.* (Health Care REITs)	46	3,133
National HealthCare Corp. (Health Care Providers & Services)	14	1,437
National Presto Industries, Inc.* (Aerospace & Defense)	6	577
National Research Corp. (Health Care Providers & Services)	16	267
National Vision Holdings, Inc.* (Specialty Retail)	86	980
Natural Gas Services Group, Inc.* (Energy Equipment & Services)	11	288
Natural Grocers by Vitamin Cottage, Inc. (Consumer Staples Distribution & Retail)	10	435
Nature's Sunshine Products, Inc.* (Personal Care Products)	14	195
Nautilus Biotechnology, Inc.* (Life Sciences Tools & Services)	55	94
Navient Corp. (Consumer Finance)	86	1,176
Navitas Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	141	427
NB Bancorp, Inc.* (Banks)	42	805
NBT Bancorp, Inc. (Banks)	51	2,429
NCR Atleos Corp.* (Financial Services)	79	2,517
NCR Voyix Corp.* (Software)	159	1,954
Nektar Therapeutics* (Pharmaceuticals)	199	165
Nelnet, Inc.—Class A (Consumer Finance)	16	1,763
Neogen Corp.* (Health Care Equipment & Supplies)	240	2,750

Common Stocks, continued

	Shares	Value
NeoGenomics, Inc.* (Health Care Providers & Services)	140	$2,002
NerdWallet, Inc.*—Class A (Consumer Finance)	38	543
Nerdy, Inc.* (Diversified Consumer Services)	86	157
Net Lease Office Properties* (Office REITs)	16	511
Net Power, Inc.* (Electrical Equipment)	24	206
NETGEAR, Inc.* (Communications Equipment)	30	830
NetScout Systems, Inc.* (Communications Equipment)	76	1,812
NETSTREIT Corp.* (Retail REITs)	86	1,245
Neumora Therapeutics, Inc.* (Pharmaceuticals)	95	183
Neurogene, Inc.* (Biotechnology)	11	174
NeuroPace, Inc.* (Health Care Equipment & Supplies)	16	220
Nevro Corp.* (Health Care Equipment & Supplies)	41	208
New Jersey Resources Corp. (Gas Utilities)	107	5,131
New York Community Bancorp, Inc. (Banks)	279	3,301
New York Mortgage Trust, Inc. (Mortgage REITs)	100	603
Newmark Group, Inc.—Class A (Real Estate Management & Development)	145	2,049
Newpark Resources, Inc.* (Energy Equipment & Services)	92	637
NewtekOne, Inc.* (Financial Services)	27	359
NexPoint Diversified Real Estate Trust* (Equity REIT—Diversified)	37	205
Nexpoint Real Estate Finance, Inc.* (Mortgage REITs)	9	139
NexPoint Residential Trust, Inc. (Residential REITs)	24	948
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	127	1,077
Nextdoor Holdings, Inc.* (Interactive Media & Services)	191	500
NextNav, Inc.* (Software)	86	1,069
NEXTracker, Inc.*—Class A (Electrical Equipment)	159	8,018
NI Holdings, Inc.* (Insurance)	9	136
Nicolet Bankshares, Inc.* (Banks)	15	1,682
Nkarta, Inc.* (Biotechnology)	60	140
NL Industries, Inc.* (Commercial Services & Supplies)	10	77
nLight, Inc.* (Electronic Equipment, Instruments & Components)	51	570
NMI Holdings, Inc.*—Class A (Financial Services)	87	3,360
NN, Inc.* (Machinery)	53	161
Noble Corp. PLC (Energy Equipment & Services)	151	4,840
Nordic American Tankers, Ltd.* (Oil, Gas & Consumable Fuels)	226	610
Northeast Bank* (Banks)	7	708
Northeast Community Bancorp, Inc. (Banks)	14	347
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)	109	3,919
Northern Technologies International Corp.* (Chemicals)	9	107
Northfield Bancorp, Inc.* (Banks)	42	490
Northrim Bancorp, Inc.* (Banks)	6	511

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap ProFund :: 101

Common Stocks, continued

	Shares	Value
Northwest Bancshares, Inc. (Banks)	140	$1,849
Northwest Natural Holding Co. (Gas Utilities)	42	1,677
Northwest Pipe Co.* (Construction & Engineering)	11	532
NorthWestern Energy Group, Inc. (Multi-Utilities)	68	3,666
Norwood Financial Corp.* (Banks)	8	213
Novagold Resources, Inc.* (Metals & Mining)	270	845
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	39	5,837
Novavax, Inc.* (Biotechnology)	169	1,469
Novocure, Ltd.* (Health Care Equipment & Supplies)	117	2,869
Nu Skin Enterprises, Inc.—Class A (Personal Care Products)	55	360
Nurix Therapeutics, Inc.* (Biotechnology)	77	1,518
NuScale Power Corp.* (Electrical Equipment)	93	2,217
Nuvalent, Inc.*—Class A (Biotechnology)	38	3,261
Nuvation Bio, Inc.* (Pharmaceuticals)	201	464
NV5 Global, Inc.* (Professional Services)	63	1,187
NVE Corp. (Semiconductors & Semiconductor Equipment)	6	430
Oak Valley Bancorp.* (Banks)	7	181
Oceaneering International, Inc.* (Energy Equipment & Services)	111	2,758
OceanFirst Financial Corp.* (Banks)	63	1,131
Ocugen, Inc.* (Biotechnology)	317	231
Ocular Therapeutix, Inc.* (Pharmaceuticals)	171	1,317
Offerpad Solutions, Inc.* (Real Estate Management & Development)	14	33
OFG Bancorp (Banks)	51	2,178
O-I Glass, Inc.* (Containers & Packaging)	170	2,030
Oil States International, Inc.* (Energy Equipment & Services)	67	340
Oil-Dri Corp. of America (Household Products)	11	462
Olaplex Holdings, Inc.* (Personal Care Products)	155	242
Old National Bancorp (Banks)	345	8,227
Old Second Bancorp, Inc. (Banks)	48	902
Olema Pharmaceuticals, Inc.* (Biotechnology)	45	275
Olo, Inc.*—Class A (Software)	115	849
Olympic Steel, Inc. (Metals & Mining)	11	379
Omega Flex, Inc. (Machinery)	4	157
Omeros Corp.* (Pharmaceuticals)	62	534
OmniAb, Inc.* (Life Sciences Tools & Services)	104	335
Omnicell, Inc.* (Health Care Equipment & Supplies)	50	2,250
ON24, Inc.* (Software)	31	214
ONE Gas, Inc. (Gas Utilities)	62	4,380
One Liberty Properties, Inc. (Equity REIT— Diversified)	18	462
OneSpan, Inc.* (Software)	42	808
OneSpaWorld Holdings, Ltd. (Diversified Consumer Services)	111	2,371
OneWater Marine, Inc.* (Specialty Retail)	13	235
Onity Group, Inc.* (Financial Services)	6	217
Ooma, Inc.* (Software)	28	402
Open Lending Corp.* (Capital Markets)	113	684
Opendoor Technologies, Inc.* (Real Estate Management & Development)	694	958

Common Stocks, continued

	Shares	Value
OPKO Health, Inc.* (Health Care Providers & Services)	360	$547
OppFi, Inc.* (Consumer Finance)	22	302
OptimizeRx Corp.* (Health Care Technology)	20	111
Option Care Health, Inc.* (Health Care Providers & Services)	188	5,813
Orange County Bancorp, Inc.* (Banks)	11	285
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	81	326
Orchestra BioMed Holdings, Inc.* (Health Care Equipment & Supplies)	28	147
Orchid Island Capital, Inc.* (Mortgage REITs)	87	726
Organogenesis Holdings, Inc.* (Biotechnology)	81	298
ORIC Pharmaceuticals, Inc.* (Biotechnology)	68	709
Origin Bancorp, Inc.* (Banks)	33	1,251
Orion Group Holdings, Inc.* (Construction & Engineering)	40	315
Orion Office REIT, Inc.* (Office REITs)	63	255
Orion SA (Chemicals)	63	879
Ormat Technologies, Inc. (Independent Power/Renewable Electricity Producers)	64	4,105
Orrstown Financial Services, Inc.* (Banks)	20	727
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	38	697
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	18	432
Oscar Health, Inc.* (Insurance)	219	3,635
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	18	3,536
Otter Tail Corp. (Electric Utilities)	46	3,544
Ouster, Inc.* (Electronic Equipment, Instruments & Components)	51	508
Outbrain, Inc.* (Interactive Media & Services)	43	258
Outfront Media, Inc.* (Specialized REITs)	162	2,981
Outlook Therapeutics, Inc.* (Biotechnology)	19	39
Ovid Therapeutics, Inc.* (Biotechnology)	67	44
Owens & Minor, Inc.* (Health Care Providers & Services)	83	1,182
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	16	1,342
P10, Inc.*—Class A (Capital Markets)	45	615
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	304	468
Pacific Premier Bancorp, Inc. (Banks)	105	2,720
Pacira BioSciences, Inc.* (Pharmaceuticals)	50	1,317
PACS Group, Inc.* (Health Care Providers & Services)	42	610
Pactiv Evergreen, Inc.* (Containers & Packaging)	45	798
Pagaya Technologies, Ltd.*—Class A (Software)	39	362
PagerDuty, Inc.* (Software)	99	1,833
Pagseguro Digital, Ltd.*—Class A (Financial Services)	208	1,550
Palomar Holdings, Inc.* (Insurance)	29	3,128
PAM Transportation Services, Inc.* (Ground Transportation)	6	96
Pangaea Logistics Solutions, Ltd.* (Marine Transportation)	36	189
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	36	1,425
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	59	986

See accompanying notes to the financial statements.

102 :: Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	37	$2,686
Paragon 28, Inc.* (Health Care Equipment & Supplies)	51	664
Paramount Group, Inc.* (Office REITs)	204	998
Park Aerospace Corp.* (Aerospace & Defense)	20	290
Park National Corp. (Banks)	16	2,715
Parke Bancorp, Inc.* (Banks)	11	223
Park-Ohio Holdings Corp.* (Machinery)	10	249
Pathward Financial, Inc. (Banks)	28	2,232
Patria Investments, Ltd.*—Class A (Capital Markets)	62	737
Patrick Industries, Inc. (Automobile Components)	36	3,497
Patterson Cos., Inc. (Health Care Providers & Services)	87	2,693
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	427	3,446
Payoneer Global, Inc.* (Financial Services)	320	3,392
Paysafe, Ltd.* (Financial Services)	35	679
Paysign, Inc.* (Financial Services)	38	101
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	111	3,248
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	13	965
PCB Bancorp* (Banks)	12	231
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	34	947
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	139	2,523
Peakstone Realty Trust* (Office REITs)	40	430
Peapack-Gladstone Financial Corp.* (Banks)	18	570
Pebblebrook Hotel Trust (Hotel & Resort REITs)	131	1,720
Peloton Interactive, Inc.*—Class A (Leisure Products)	387	2,999
PennyMac Financial Services, Inc.* (Financial Services)	29	3,036
PennyMac Mortgage Investment Trust (Mortgage REITs)	95	1,292
Peoples Bancorp of North Carolina, Inc.* (Banks)	5	142
Peoples Bancorp, Inc.* (Banks)	38	1,241
Peoples Financial Services Corp.* (Banks)	10	515
PepGen, Inc.* (Biotechnology)	19	25
Perdoceo Education Corp. (Diversified Consumer Services)	71	2,043
Perella Weinberg Partners (Capital Markets)	57	1,472
Performant Financial Corp.* (Commercial Services & Supplies)	80	189
Perimeter Solutions SA* (Chemicals)	147	1,838
Perma-Fix Environmental Services, Inc.* (Commercial Services & Supplies)	16	164
Perpetua Resources Corp.* (Metals & Mining)	42	496
Perspective Therapeutics, Inc.* (Biotechnology)	62	220
Petco Health & Wellness Co., Inc.* (Specialty Retail)	94	321
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	44	264
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	22	480
Phillips Edison & Co., Inc. (Retail REITs)	135	4,904

Common Stocks, continued

	Shares	Value
Phinia, Inc. (Automobile Components)	46	$2,341
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	68	1,563
Phreesia, Inc.* (Health Care Technology)	61	1,736
Piedmont Lithium, Inc.* (Metals & Mining)	19	157
Piedmont Office Realty Trust, Inc.—Class A (Office REITs)	135	1,180
Pioneer Bancorp, Inc.* (Banks)	13	151
Piper Sandler Cos. (Capital Markets)	18	5,708
Pitney Bowes, Inc. (Commercial Services & Supplies)	179	1,595
PJT Partners, Inc.—Class A (Capital Markets)	26	4,288
Planet Labs PBC*—Class A (Professional Services)	238	1,452
PlayAGS, Inc.* (Hotels, Restaurants & Leisure)	43	518
Playstudios, Inc.* (Entertainment)	100	175
Plexus Corp.* (Electronic Equipment, Instruments & Components)	29	4,110
Pliant Therapeutics, Inc.* (Pharmaceuticals)	62	667
Plug Power, Inc.*(a) (Electrical Equipment)	878	1,633
Plumas Bancorp* (Banks)	6	274
Plymouth Industrial REIT, Inc. (Industrial REITs)	44	739
Ponce Financial Group, Inc.* (Banks)	22	292
Porch Group, Inc.* (Software)	88	392
Portillo's, Inc.*—Class A (Hotels, Restaurants & Leisure)	59	821
Portland General Electric Co. (Electric Utilities)	115	4,731
Postal Realty Trust, Inc.—Class A (Office REITs)	24	316
Potbelly Corp.* (Hotels, Restaurants & Leisure)	30	372
PotlatchDeltic Corp. (Specialized REITs)	87	3,891
Powell Industries, Inc. (Electrical Equipment)	10	2,398
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	62	3,864
Powerfleet, Inc.* (Electronic Equipment, Instruments & Components)	104	615
PRA Group, Inc.* (Consumer Finance)	42	929
Prairie Operating Co.* (Software)	5	44
Praxis Precision Medicines, Inc.* (Biotechnology)	18	1,378
Precigen, Inc.* (Biotechnology)	151	204
Preferred Bank (Banks)	14	1,279
Preformed Line Products Co.* (Electrical Equipment)	2	301
Prelude Therapeutics, Inc.* (Biotechnology)	16	18
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	54	4,145
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	28	2,547
Prime Medicine, Inc.* (Biotechnology)	64	179
PrimeEnergy Resources Corp.* (Oil, Gas & Consumable Fuels)	1	218
Primis Financial Corp. (Banks)	22	244
Primo Brands Corp.* (Beverages)	174	5,633
Primoris Services Corp. (Construction & Engineering)	58	4,453
Princeton Bancorp, Inc.* (Banks)	6	183
Priority Technology Holdings, Inc.* (Financial Services)	20	190
Privia Health Group, Inc.* (Health Care Providers & Services)	111	2,536
ProAssurance Corp.* (Insurance)	56	838

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap ProFund :: 103

Common Stocks, continued

	Shares	Value
PROCEPT BioRobotics Corp.* (Health Care Equipment & Supplies)	49	$3,553
Proficient Auto Logistics, Inc.* (Ground Transportation)	17	167
ProFrac Holding Corp.*—Class A (Energy Equipment & Services)	24	174
PROG Holdings, Inc. (Consumer Finance)	45	1,924
Progress Software Corp. (Software)	46	2,637
Progyny, Inc.* (Health Care Providers & Services)	87	2,016
ProKidney Corp.* (Biotechnology)	124	205
ProPetro Holding Corp.* (Energy Equipment & Services)	95	844
PROS Holdings, Inc.* (Software)	50	1,181
Protagonist Therapeutics, Inc.* (Biotechnology)	64	2,419
Prothena Corp. PLC* (Biotechnology)	46	655
Proto Labs, Inc.* (Machinery)	28	1,168
Provident Bancorp, Inc.* (Banks)	17	199
Provident Financial Services, Inc. (Banks)	139	2,581
PTC Therapeutics, Inc.* (Biotechnology)	84	3,854
PubMatic, Inc.*—Class A (Media)	46	696
Pulmonx Corp.* (Health Care Equipment & Supplies)	42	239
Pulse Biosciences, Inc.* (Health Care Equipment & Supplies)	20	419
Puma Biotechnology, Inc.* (Biotechnology)	48	139
Pure Cycle Corp.* (Water Utilities)	23	270
PureCycle Technologies, Inc.* (Chemicals)	135	1,257
Purple Innovation, Inc.* (Household Durables)	65	72
Pyxis Oncology, Inc.* (Biotechnology)	55	86
Q2 Holdings, Inc.* (Software)	64	6,091
Q32 Bio, Inc.* (Biotechnology)	9	27
QCR Holdings, Inc. (Banks)	18	1,400
Quad/Graphics, Inc.* (Commercial Services & Supplies)	35	235
Quaker Chemical Corp. (Chemicals)	15	2,118
Qualys, Inc.* (Software)	41	5,716
Quanex Building Products Corp. (Building Products)	49	1,029
Quanterix Corp.* (Life Sciences Tools & Services)	39	358
Quantum-Si, Inc.* (Life Sciences Tools & Services)	112	222
Quest Resource Holding Corp.* (Commercial Services & Supplies)	20	117
QuickLogic Corp.* (Semiconductors & Semiconductor Equipment)	15	123
QuinStreet, Inc.* (Interactive Media & Services)	58	1,372
Quipt Home Medical Corp.* (Health Care Providers & Services)	47	152
Qurate Retail, Inc.*—Class B (Broadline Retail)	3	6
Rackspace Technology, Inc.* (IT Services)	76	200
Radian Group, Inc. (Financial Services)	167	5,681
Radiant Logistics, Inc.* (Air Freight & Logistics)	39	274
RadNet, Inc.* (Health Care Providers & Services)	72	4,714
Ramaco Resources, Inc.—Class A (Metals & Mining)	29	275
Ramaco Resources, Inc.—Class B (Metals & Mining)	6	53
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	117	7,210

Common Stocks, continued

	Shares	Value
Ranger Energy Services, Inc.* (Energy Equipment & Services)	17	$279
Ranpak Holdings Corp.* (Containers & Packaging)	48	351
Rapid7, Inc.* (Software)	68	2,619
Rapport Therapeutics, Inc.* (Pharmaceuticals)	10	164
RAPT Therapeutics, Inc.* (Biotechnology)	35	40
Rayonier Advanced Materials, Inc.* (Chemicals)	71	568
RBB Bancorp* (Banks)	18	339
RCI Hospitality Holdings, Inc.* (Hotels, Restaurants & Leisure)	10	555
RE/MAX Holdings, Inc.*—Class A (Real Estate Management & Development)	19	190
Ready Capital Corp. (Mortgage REITs)	177	1,177
Recursion Pharmaceuticals, Inc.*—Class A (Biotechnology)	273	1,977
Red River Bancshares, Inc.* (Banks)	5	279
Red Rock Resorts, Inc.—Class A (Hotels, Restaurants & Leisure)	54	2,649
Red Violet, Inc.* (Software)	12	437
Redfin Corp.* (Real Estate Management & Development)	131	1,048
Redwire Corp.*(a) (Aerospace & Defense)	25	598
Redwood Trust, Inc. (Mortgage REITs)	145	950
REGENXBIO, Inc.* (Biotechnology)	51	412
Regional Management Corp.* (Consumer Finance)	10	358
Regulus Therapeutics, Inc.* (Biotechnology)	71	71
Rekor Systems, Inc.* (Software)	84	171
Relay Therapeutics, Inc.* (Biotechnology)	134	599
Remitly Global, Inc.* (Financial Services)	164	3,854
Renasant Corp. (Banks)	69	2,683
Renovaro, Inc.* (Biotechnology)	130	98
Repay Holdings Corp.* (Financial Services)	95	710
Replimune Group, Inc.* (Biotechnology)	66	923
ReposiTrak, Inc.* (Software)	13	275
Republic Bancorp, Inc.*—Class A (Banks)	9	589
Reservoir Media, Inc.* (Entertainment)	22	183
Resideo Technologies, Inc.* (Building Products)	160	3,603
Resources Connection, Inc.* (Professional Services)	36	302
Retail Opportunity Investments Corp. (Retail REITs)	136	2,376
REV Group, Inc. (Machinery)	56	1,943
Revance Therapeutics, Inc.* (Pharmaceuticals)	116	421
REVOLUTION Medicines, Inc.* (Biotechnology)	183	7,859
Revolve Group, Inc.* (Specialty Retail)	42	1,326
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	17	709
RGC Resources, Inc.* (Gas Utilities)	9	191
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	60	3,566
Ribbon Communications, Inc.* (Communications Equipment)	102	418
Richardson Electronics, Ltd.* (Electronic Equipment, Instruments & Components)	14	185
Rigel Pharmaceuticals, Inc.* (Biotechnology)	18	390
Rigetti Computing, Inc.*(a) (Semiconductors & Semiconductor Equipment)	174	2,292
Riley Exploration Permian, Inc.* (Oil, Gas & Consumable Fuels)	12	398

See accompanying notes to the financial statements.

104 :: Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
Rimini Street, Inc.* (Software)	60	$173
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	165	215
Riot Platforms, Inc.* (Software)	314	3,730
RLJ Lodging Trust* (Hotel & Resort REITs)	167	1,628
Roadzen, Inc.* (Software)	43	62
Rocket Lab USA, Inc.* (Aerospace & Defense)	382	11,098
Rocket Pharmaceuticals, Inc.* (Biotechnology)	72	773
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	8	200
Rogers Corp.* (Electronic Equipment, Instruments & Components)	20	1,861
Root, Inc.*—Class A (Insurance)	10	975
RPC, Inc.* (Energy Equipment & Services)	94	576
RumbleON, Inc.*—Class B (Specialty Retail)	20	87
Rush Enterprises, Inc.—Class A (Trading Companies & Distributors)	66	4,010
Rush Enterprises, Inc.*—Class B (Trading Companies & Distributors)	10	573
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	83	1,210
RXO, Inc.* (Ground Transportation)	175	4,488
RxSight, Inc.* (Health Care Equipment & Supplies)	40	1,355
Ryerson Holding Corp.* (Metals & Mining)	30	671
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	64	6,711
S&T Bancorp, Inc. (Banks)	42	1,656
Sable Offshore Corp.* (Oil, Gas & Consumable Fuels)	56	1,396
Sabra Health Care REIT, Inc. (Health Care REITs)	260	4,345
Sabre Corp.* (Hotels, Restaurants & Leisure)	421	1,410
Safe Builders, Inc.* (Marine Transportation)	68	241
Safehold, Inc. (Specialized REITs)	57	924
Safety Insurance Group, Inc. (Insurance)	16	1,264
Sage Therapeutics, Inc.* (Biotechnology)	60	435
Sally Beauty Holdings, Inc.* (Specialty Retail)	113	1,228
Sana Biotechnology, Inc.* (Biotechnology)	147	473
Sanara Medtech, Inc.* (Health Care Equipment & Supplies)	5	182
SandRidge Energy, Inc.* (Oil, Gas & Consumable Fuels)	35	415
Sandy Spring Bancorp, Inc. (Banks)	48	1,624
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	58	4,856
Sapiens International Corp. N.V. (Software)	34	930
Saul Centers, Inc. (Retail REITs)	11	402
Savara, Inc.* (Biotechnology)	128	346
Savers Value Village, Inc.* (Broadline Retail)	26	290
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	26	1,088
Schnitzer Steel Industries, Inc.—Class A (Metals & Mining)	29	348
Scholar Rock Holding Corp.* (Biotechnology)	86	3,473
Scholastic Corp. (Media)	26	505
Schrodinger, Inc.* (Health Care Technology)	61	1,530
Scilex Holding Co.* (Pharmaceuticals)	48	20
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	49	2,333
scPharmaceuticals, Inc.* (Pharmaceuticals)	45	149

Common Stocks, continued

	Shares	Value
Seacoast Banking Corp. of Florida (Banks)	93	$2,646
SEACOR Marine Holdings, Inc.* (Energy Equipment & Services)	27	183
Seadrill, Ltd.* (Energy Equipment & Services)	76	2,748
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	36	1,892
Select Energy Services, Inc.—Class A (Energy Equipment & Services)	100	1,250
Select Medical Holdings Corp. (Health Care Providers & Services)	119	2,341
Selective Insurance Group, Inc. (Insurance)	66	5,553
Selectquote, Inc.* (Insurance)	150	647
Semler Scientific, Inc.* (Health Care Equipment & Supplies)	6	312
SEMrush Holdings, Inc.* (Software)	41	715
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	80	5,357
Seneca Foods Corp.*—Class A (Food Products)	6	437
Sensient Technologies Corp. (Chemicals)	46	3,473
Septerna, Inc.* (Pharmaceuticals)	20	338
Sera Prognostics, Inc.*—Class A (Biotechnology)	31	201
Service Properties Trust (Hotel & Resort REITs)	184	524
ServisFirst Bancshares, Inc. (Banks)	56	5,078
SES AI Corp.* (Electrical Equipment)	145	171
Seven Hills Realty Trust* (Mortgage REITs)	14	183
Sezzle, Inc.* (Financial Services)	2	468
SFL Corp., Ltd.* (Oil, Gas & Consumable Fuels)	144	1,519
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	42	4,961
Shattuck Labs, Inc.* (Biotechnology)	45	52
Shenandoah Telecommunications Co. (Diversified Telecommunication Services)	54	583
Shoals Technologies Group, Inc.*—Class A (Electrical Equipment)	186	889
Shoe Carnival, Inc. (Specialty Retail)	19	514
Shore Bancshares, Inc.* (Banks)	34	556
ShotSpotter, Inc.* (Software)	11	147
Shutterstock, Inc. (Interactive Media & Services)	26	768
SI-BONE, Inc.* (Health Care Equipment & Supplies)	46	771
Sierra Bancorp* (Banks)	14	422
SIGA Technologies, Inc. (Pharmaceuticals)	52	311
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	41	115
Signet Jewelers, Ltd. (Specialty Retail)	46	2,725
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	35	4,746
Silvaco Group, Inc.* (Software)	6	52
Silvercrest Asset Management Group, Inc.— Class A (Capital Markets)	10	185
Simmons First National Corp.—Class A (Banks)	136	3,090
Simulations Plus, Inc. (Health Care Technology)	18	618
Sinclair, Inc.* (Media)	35	513
SiriusPoint, Ltd.* (Insurance)	103	1,500
SITE Centers Corp. (Retail REITs)	52	779
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	20	4,084
Sitio Royalties Corp.—Class A (Oil, Gas & Consumable Fuels)	89	1,792
See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap ProFund :: 105

Common Stocks, continued

	Shares	Value
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	102	$4,497
SJW Group (Water Utilities)	36	1,808
Sky Harbour Group Corp.* (Transportation Infrastructure)	12	129
Skye Bioscience, Inc.* (Biotechnology)	23	74
Skyward Specialty Insurance Group, Inc.* (Insurance)	41	1,815
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	30	310
SkyWest, Inc.* (Passenger Airlines)	43	5,199
SL Green Realty Corp. (Office REITs)	77	5,188
Sleep Number Corp.* (Specialty Retail)	24	429
SM Energy Co. (Oil, Gas & Consumable Fuels)	127	4,821
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	57	1,156
SmartFinancial, Inc.* (Banks)	18	635
SmartRent, Inc.* (Electronic Equipment, Instruments & Components)	212	312
Smith & Wesson Brands, Inc.* (Leisure Products)	49	514
Smith-Midland Corp.* (Construction Materials)	5	200
Solaris Energy Infrastructure, Inc.* (Energy Equipment & Services)	28	764
SolarMax Technology, Inc.* (Electrical Equipment)	35	59
SolarWinds Corp. (Software)	59	878
Soleno Therapeutics, Inc.* (Biotechnology)	28	1,406
Solid Biosciences, Inc.* (Biotechnology)	27	86
Solid Power, Inc.* (Automobile Components)	172	239
Solidion Technology, Inc.* (Electrical Equipment)	58	22
Solo Brands, Inc.*—Class A (Leisure Products)	33	32
Sonic Automotive, Inc.—Class A (Specialty Retail)	16	1,188
Sonida Senior Living, Inc.* (Health Care Providers & Services)	6	139
Sonos, Inc.* (Household Durables)	132	1,820
SoundHound AI, Inc.*(a)—Class A (Software)	339	4,797
South Plains Financial, Inc.* (Banks)	13	467
Southern California BanCorp* (Banks)	26	432
Southern First Bancshares, Inc.* (Banks)	9	331
Southern Missouri Bancorp, Inc.* (Banks)	10	592
Southern States Bancshares, Inc.* (Banks)	10	329
Southland Holdings, Inc.* (Construction & Engineering)	13	40
Southside Bancshares, Inc.* (Banks)	31	974
SouthState Corp. (Banks)	107	11,297
Southwest Gas Holdings, Inc. (Gas Utilities)	66	4,929
SpartanNash Co. (Consumer Staples Distribution & Retail)	37	675
Sphere Entertainment Co.* (Entertainment)	30	1,398
Spire Global, Inc.* (Professional Services)	24	412
Spire, Inc. (Gas Utilities)	62	4,400
Spok Holdings, Inc.* (Wireless Telecommunication Services)	20	322

Common Stocks, continued

	Shares	Value
SpringWorks Therapeutics, Inc.* (Biotechnology)	75	$2,813
Sprinklr, Inc.*—Class A (Software)	128	1,140
Sprout Social, Inc.*—Class A (Software)	54	1,764
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	111	17,576
SPS Commerce, Inc.* (Software)	42	7,756
SPX Technologies, Inc.* (Machinery)	49	7,277
Spyre Therapeutics, Inc.* (Biotechnology)	38	874
SSR Mining, Inc.* (Metals & Mining)	223	1,791
STAAR Surgical Co.* (Health Care Equipment & Supplies)	54	1,306
Stagwell, Inc.* (Media)	95	593
Standard BioTools, Inc.* (Life Sciences Tools & Services)	326	505
Standard Motor Products, Inc. (Automobile Components)	23	713
Standex International Corp. (Machinery)	13	2,375
Star Holdings* (Real Estate Management & Development)	14	124
Steelcase, Inc.—Class A (Commercial Services & Supplies)	102	1,171
Stellar Bancorp, Inc. (Banks)	54	1,534
Stem, Inc.* (Electrical Equipment)	169	103
Stepan Co. (Chemicals)	24	1,521
StepStone Group, Inc.—Class A (Capital Markets)	71	4,549
Stereotaxis, Inc.* (Health Care Equipment & Supplies)	65	157
Sterling Bancorp, Inc.* (Banks)	24	113
Sterling Infrastructure, Inc.* (Construction & Engineering)	33	4,700
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	80	3,284
Stewart Information Services Corp. (Insurance)	30	1,956
Stitch Fix, Inc.*—Class A (Specialty Retail)	112	528
Stock Yards Bancorp, Inc. (Banks)	29	2,138
Stoke Therapeutics, Inc.* (Biotechnology)	39	448
StoneCo, Ltd.* (Financial Services)	314	2,879
Stoneridge, Inc.* (Automobile Components)	30	155
StoneX Group, Inc.* (Capital Markets)	30	3,286
Strategic Education, Inc. (Diversified Consumer Services)	24	2,358
Stratus Properties, Inc.* (Real Estate Management & Development)	6	116
Strawberry Fields REIT, Inc.* (Health Care REITs)	6	67
Stride, Inc.* (Diversified Consumer Services)	46	6,206
Sturm Ruger & Co., Inc.* (Leisure Products)	18	641
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	116	778
Summit Materials, Inc.*—Class A (Construction Materials)	133	6,958
Summit Therapeutics, Inc.* (Biotechnology)	101	2,172
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	43	729
SunCoke Energy, Inc. (Metals & Mining)	92	864
Sunnova Energy International, Inc.* (Independent Power/Renewable Electricity Producers)	121	311
SunOpta, Inc.* (Food Products)	104	762

See accompanying notes to the financial statements.

106 :: Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
Sunrise Realty Trust, Inc.* (Mortgage REITs)	6	$72
Sunrun, Inc.* (Electrical Equipment)	240	2,172
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	224	2,538
Super Group SGHC, Ltd.* (Hotels, Restaurants & Leisure)	164	1,327
Superior Group of Cos., Inc.* (Textiles, Apparel & Luxury Goods)	14	211
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	54	2,072
Surgery Partners, Inc.* (Health Care Providers & Services)	85	2,167
Surmodics, Inc.* (Health Care Equipment & Supplies)	15	511
Sutro Biopharma, Inc.* (Biotechnology)	92	177
Sweetgreen, Inc.*—Class A (Hotels, Restaurants & Leisure)	110	3,621
SWK Holdings Corp.* (Financial Services)	4	65
Sylvamo Corp. (Paper & Forest Products)	38	3,044
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	43	3,651
Syndax Pharmaceuticals, Inc.* (Biotechnology)	90	1,275
System1, Inc.* (Interactive Media & Services)	28	18
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	26	455
Talkspace, Inc.* (Health Care Providers & Services)	137	425
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	159	1,577
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	71	2,631
Tanger, Inc. (Retail REITs)	117	3,840
Tango Therapeutics, Inc.* (Biotechnology)	54	161
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	36	347
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	41	2,204
Taylor Devices, Inc.* (Machinery)	4	134
Taylor Morrison Home Corp.* (Household Durables)	112	7,219
Taysha Gene Therapies, Inc.* (Biotechnology)	195	293
TechTarget, Inc.* (Media)	29	494
Tecnoglass, Inc. (Building Products)	24	1,824
Teekay Corp.* (Transportation & Logistics)	60	428
Teekay Tankers, Ltd.* (Transportation & Logistics)	26	1,090
TEGNA, Inc. (Media)	182	3,315
Tejon Ranch Co.* (Real Estate Management & Development)	23	373
Teladoc Health, Inc.* (Health Care Technology)	189	1,919
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	109	3,853
Telomir Pharmaceuticals, Inc.* (Pharmaceuticals)	22	107
Telos Corp.* (Software)	63	196
Tenable Holdings, Inc.* (Software)	129	5,559
Tenaya Therapeutics, Inc.* (Biotechnology)	63	67
Tennant Co. (Machinery)	22	1,881
Terawulf, Inc.* (Software)	295	1,407
Terex Corp. (Machinery)	74	3,559
Terns Pharmaceuticals, Inc.* (Pharmaceuticals)	78	348
Terreno Realty Corp. (Industrial REITs)	105	6,870

Common Stocks, continued

	Shares	Value
TETRA Technologies, Inc.* (Energy Equipment & Services)	139	$577
Tevogen Bio Holdings, Inc.* (Biotechnology)	27	40
Texas Capital Bancshares, Inc.* (Banks)	51	4,026
TG Therapeutics, Inc.* (Biotechnology)	153	4,850
The Andersons, Inc. (Consumer Staples Distribution & Retail)	36	1,467
The Baldwin Insurance Group, Inc.* (Insurance)	74	3,030
The Bancorp, Inc.* (Banks)	51	3,114
The Bank of NT Butterfield & Son, Ltd. (Banks)	49	1,798
The Beauty Health Co.* (Personal Care Products)	84	140
The Brink's Co. (Commercial Services & Supplies)	49	4,573
The Buckle, Inc. (Specialty Retail)	34	1,619
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	53	2,976
The Chefs' Warehouse, Inc.* (Consumer Staples Distribution & Retail)	38	2,047
The E.W. Scripps Co.*—Class A (Media)	69	130
The Eastern Co.* (Machinery)	6	162
The Ensign Group, Inc. (Health Care Providers & Services)	61	8,518
The First Bancorp, Inc.* (Banks)	11	284
The First Bancshares, Inc.* (Banks)	34	1,304
The First of Long Island Corp.* (Banks)	24	312
The GEO Group, Inc.* (Commercial Services & Supplies)	139	4,380
The Goodyear Tire & Rubber Co.* (Automobile Components)	313	2,776
The Gorman-Rupp Co. (Machinery)	23	883
The Greenbrier Cos., Inc. (Machinery)	34	2,253
The Hackett Group, Inc. (IT Services)	28	865
The Hain Celestial Group, Inc.* (Food Products)	99	501
The Honest Co., Inc.* (Personal Care Products)	92	590
The Joint Corp.* (Health Care Providers & Services)	12	133
The Lovesac Co.* (Household Durables)	16	409
The Macerich Co. (Retail REITs)	260	5,402
The Manitowoc Co., Inc.* (Machinery)	38	380
The Marcus Corp.* (Entertainment)	26	523
The ODP Corp.* (Specialty Retail)	36	814
The ONE Group Hospitality, Inc.* (Hotels, Restaurants & Leisure)	25	94
The Pennant Group, Inc.* (Health Care Providers & Services)	36	953
The Real Brokerage, Inc.* (Real Estate Management & Development)	111	568
The RealReal, Inc.* (Specialty Retail)	111	1,059
The RMR Group, Inc.*—Class A (Real Estate Management & Development)	17	317
The Shyft Group, Inc. (Machinery)	37	444
The Simply Good Foods Co.* (Food Products)	100	3,800
The St. Joe Co. (Real Estate Management & Development)	39	1,876
The Vita Coco Co., Inc.* (Beverages)	43	1,610
The York Water Co.* (Water Utilities)	16	495
Theravance Biopharma, Inc.* (Pharmaceuticals)	41	385
Thermon Group Holdings, Inc.* (Electrical Equipment)	36	996
Third Coast Bancshares, Inc.* (Banks)	12	433

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap ProFund :: 107

Common Stocks, continued

	Shares	Value
Third Harmonic Bio, Inc.* (Pharmaceuticals)	23	$121
ThredUp, Inc.*—Class A (Specialty Retail)	89	195
Thryv Holdings, Inc.* (Media)	42	735
Tidewater, Inc.* (Energy Equipment & Services)	54	2,976
Tile Shop Holdings, Inc.* (Specialty Retail)	31	234
Tilly's, Inc.*—Class A (Specialty Retail)	17	74
Timberland Bancorp, Inc./WA* (Banks)	8	240
TimkenSteel Corp.* (Metals & Mining)	46	687
Tiptree, Inc.* (Insurance)	28	561
Titan International, Inc.* (Machinery)	55	486
Titan Machinery, Inc.* (Trading Companies & Distributors)	23	431
Tompkins Financial Corp.* (Banks)	14	981
Topgolf Callaway Brands Corp.* (Leisure Products)	156	1,226
Torrid Holdings, Inc.* (Specialty Retail)	23	162
Tourmaline Bio, Inc.* (Biotechnology)	25	402
TowneBank* (Banks)	77	2,754
Townsquare Media, Inc.*—Class A (Media)	15	133
TPG RE Finance Trust, Inc.* (Mortgage REITs)	66	555
TPI Composites, Inc.* (Electrical Equipment)	53	86
Traeger, Inc.* (Household Durables)	40	98
Transcat, Inc.* (Trading Companies & Distributors)	10	770
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	2	52
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	36	2,432
Transocean, Ltd.* (Energy Equipment & Services)	803	3,148
Travere Therapeutics, Inc.* (Biotechnology)	83	1,698
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	54	543
Tredegar Corp.* (Metals & Mining)	29	228
TreeHouse Foods, Inc.* (Food Products)	52	1,795
Trevi Therapeutics, Inc.* (Pharmaceuticals)	68	268
Tri Pointe Homes, Inc.* (Household Durables)	102	3,760
TriCo Bancshares (Banks)	35	1,535
TriMas Corp.* (Containers & Packaging)	45	1,094
TriNet Group, Inc. (Professional Services)	35	3,269
Trinity Industries, Inc. (Machinery)	90	3,405
Triumph Financial, Inc.* (Banks)	24	1,849
Triumph Group, Inc.* (Aerospace & Defense)	81	1,518
Tronox Holdings PLC*—Class A (Chemicals)	131	1,345
TrueBlue, Inc.* (Professional Services)	31	253
TrueCar, Inc.* (Interactive Media & Services)	95	327
Trupanion, Inc.* (Insurance)	36	1,708
TrustCo Bank Corp. (Banks)	20	643
Trustmark Corp. (Banks)	66	2,475
TScan Therapeutics, Inc.* (Biotechnology)	44	113
TTEC Holdings, Inc.* (Professional Services)	23	87
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	111	2,729
Tucows, Inc.*—Class A (IT Services)	9	137
Turning Point Brands, Inc. (Tobacco)	18	1,147
Turtle Beach Corp.* (Technology Hardware, Storage & Peripherals)	18	320
Tutor Perini Corp.* (Construction & Engineering)	47	1,132
Twin Disc, Inc.* (Machinery)	12	135
Twist Bioscience Corp.* (Biotechnology)	64	3,352

Common Stocks, continued

	Shares	Value
Two Harbors Investment Corp. (Mortgage REITs)	114	$1,454
TXNM Energy, Inc. (Electric Utilities)	99	4,786
Tyra Biosciences, Inc.* (Biotechnology)	22	318
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	16	1,419
Udemy, Inc.* (Diversified Consumer Services)	100	748
UFP Industries, Inc. (Building Products)	66	7,632
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	8	2,197
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	49	1,807
Ultralife Corp.* (Electrical Equipment)	11	83
UMB Financial Corp. (Banks)	75	8,842
UMH Properties, Inc.* (Residential REITs)	79	1,421
UniFirst Corp. (Commercial Services & Supplies)	16	3,429
Unisys Corp.* (IT Services)	72	480
United Bankshares, Inc. (Banks)	145	5,583
United Community Banks, Inc. (Banks)	131	4,345
United Fire Group, Inc. (Insurance)	23	571
United Homes Group, Inc.* (Household Durables)	7	29
United Insurance Holdings Corp.* (Insurance)	26	317
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	64	1,903
United States Lime & Minerals, Inc. (Construction Materials)	11	1,216
Uniti Group, Inc. (Specialized REITs)	268	1,461
Unitil Corp. (Multi-Utilities)	18	964
Unity Bancorp, Inc.* (Banks)	7	338
Universal Corp.* (Tobacco)	26	1,381
Universal Health Realty Income Trust (Health Care REITs)	14	547
Universal Insurance Holdings, Inc.* (Insurance)	26	503
Universal Logistics Holdings, Inc.* (Ground Transportation)	7	310
Universal Technical Institute, Inc.* (Diversified Consumer Services)	43	1,179
Univest Financial Corp.* (Banks)	31	942
Upbound Group, Inc. (Specialty Retail)	58	1,702
Upstart Holdings, Inc.* (Consumer Finance)	87	5,632
Upstream Bio, Inc.* (Biotechnology)	18	194
Upwork, Inc.* (Professional Services)	136	2,143
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	438	3,092
Urban Edge Properties (Retail REITs)	139	2,827
Urban Outfitters, Inc.* (Specialty Retail)	70	3,879
Ur-Energy, Inc.* (Oil, Gas & Consumable Fuels)	391	411
UroGen Pharma, Ltd.* (Biotechnology)	42	462
USANA Health Sciences, Inc.* (Personal Care Products)	12	391
USCB Financial Holdings, Inc.* (Banks)	11	209
Utah Medical Products, Inc.* (Health Care Equipment & Supplies)	4	245
Utz Brands, Inc. (Food Products)	72	962
V2X, Inc.* (Aerospace & Defense)	16	834
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels)	116	476
Vacasa, Inc.*—Class A (Hotels, Restaurants & Leisure)	11	55

See accompanying notes to the financial statements.

108 :: Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
Valaris, Ltd.* (Energy Equipment & Services)	68	$3,260
Valhi, Inc.* (Chemicals)	2	42
Valley National Bancorp (Banks)	514	5,284
Value Line, Inc.* (Capital Markets)	1	39
Vanda Pharmaceuticals, Inc.* (Biotechnology)	64	282
Varex Imaging Corp.* (Health Care Equipment & Supplies)	42	577
Varonis Systems, Inc.* (Software)	122	5,534
Vaxcyte, Inc.* (Biotechnology)	136	12,011
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	61	1,548
Velocity Financial, Inc.* (Financial Services)	10	185
Ventyx Biosciences, Inc.* (Pharmaceuticals)	69	139
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	29	108
Vera Therapeutics, Inc.* (Biotechnology)	49	1,827
Veracyte, Inc.* (Biotechnology)	85	3,866
Verastem, Inc.* (Biotechnology)	43	261
Verde Clean Fuels, Inc.* (Oil, Gas & Consumable Fuels)	5	18
Vericel Corp.* (Biotechnology)	54	3,161
Verint Systems, Inc.* (Software)	66	1,675
Veritex Holdings, Inc. (Banks)	58	1,554
Verra Mobility Corp.* (Professional Services)	181	4,777
Verrica Pharmaceuticals, Inc.* (Pharmaceuticals)	23	15
Vertex, Inc.*—Class A (Software)	59	3,407
Veru, Inc.* (Personal Care Products)	148	82
Verve Therapeutics, Inc.* (Biotechnology)	78	594
Viad Corp.* (Commercial Services & Supplies)	22	869
Viant Technology, Inc.*—Class A (Software)	17	376
Viasat, Inc.* (Communications Equipment)	136	1,308
Viavi Solutions, Inc.* (Communications Equipment)	242	2,914
Vicor Corp.* (Electrical Equipment)	25	1,279
Victoria's Secret & Co.* (Specialty Retail)	87	3,163
Victory Capital Holdings, Inc.—Class A (Capital Markets)	46	3,044
Viemed Healthcare, Inc.* (Health Care Providers & Services)	38	311
Village Super Market, Inc.*—Class A (Consumer Staples Distribution & Retail)	10	341
Vimeo, Inc.* (Interactive Media & Services)	160	1,074
Vir Biotechnology, Inc.* (Biotechnology)	99	1,030
Virco Mfg. Corp.* (Commercial Services & Supplies)	12	131
Virgin Galactic Holdings, Inc.* (Aerospace & Defense)	30	143
Virginia National Bankshares Corp.* (Banks)	6	219
Viridian Therapeutics, Inc.* (Biotechnology)	81	1,570
VirTra, Inc.* (Aerospace & Defense)	12	76
Virtus Investment Partners, Inc. (Capital Markets)	7	1,397
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	139	2,353
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	13	303
Visteon Corp.* (Automobile Components)	30	2,522
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	31	989
Vital Farms, Inc.* (Food Products)	36	1,580

Common Stocks, continued

	Shares	Value
Vitesse Energy, Inc. (Oil, Gas & Consumable Fuels)	28	$725
Vivid Seats, Inc.*—Class A (Entertainment)	86	370
Voyager Therapeutics, Inc.* (Biotechnology)	52	283
VSE Corp. (Commercial Services & Supplies)	19	1,945
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	111	173
Wabash National Corp. (Machinery)	47	733
WaFd, Inc. (Banks)	18	590
Waldencast PLC*—Class A (Personal Care Products)	29	100
Walker & Dunlop, Inc. (Financial Services)	35	3,362
Warby Parker, Inc.*—Class A (Specialty Retail)	98	2,716
Warrior Met Coal, Inc. (Metals & Mining)	57	3,008
Washington Federal, Inc. (Banks)	74	2,196
Waterstone Financial, Inc. (Financial Services)	18	247
Watts Water Technologies, Inc.—Class A (Machinery)	30	6,203
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	101	1,169
Waystar Holding Corp.* (Health Care Technology)	47	1,888
WD-40 Co. (Household Products)	15	3,525
Weave Communications, Inc.* (Software)	43	702
WEBTOON Entertainment, Inc.* (Interactive Media & Services)	17	217
Weis Markets, Inc.* (Consumer Staples Distribution & Retail)	18	1,216
Werewolf Therapeutics, Inc.* (Biotechnology)	35	47
Werner Enterprises, Inc. (Ground Transportation)	68	2,455
WesBanco, Inc. (Banks)	63	2,208
West Bancorp, Inc.* (Banks)	18	395
Westamerica Bancorp* (Banks)	29	1,501
Westrock Coffee Co.* (Food Products)	37	258
Weyco Group, Inc.* (Distributors)	6	214
Wheels Up Experience, Inc.* (Passenger Airlines)	101	158
Whitestone REIT (Retail REITs)	54	724
WideOpenWest, Inc.* (Media)	56	239
Willdan Group, Inc.* (Professional Services)	14	495
Willis Lease Finance Corp. (Trading Companies & Distributors)	4	776
Winmark Corp. (Specialty Retail)	4	1,558
Winnebago Industries, Inc. (Automobiles)	31	1,482
WisdomTree, Inc. (Capital Markets)	153	1,498
WK Kellogg Co. (Food Products)	71	1,178
WM Technology, Inc.* (Software)	97	134
WNS Holdings, Ltd.* (Professional Services)	47	2,879
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	87	1,943
Workiva, Inc.* (Software)	56	5,500
World Acceptance Corp.* (Consumer Finance)	4	565
World Kinect Corp. (Oil, Gas & Consumable Fuels)	63	1,781
Worthington Enterprises, Inc. (Household Durables)	34	1,425
Worthington Steel, Inc. (Metals & Mining)	36	1,046
WSFS Financial Corp. (Banks)	65	3,640
X4 Pharmaceuticals, Inc.* (Biotechnology)	188	132
XBiotech, Inc.* (Biotechnology)	23	80
Xencor, Inc.* (Biotechnology)	74	1,353

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap ProFund :: 109

Common Stocks, continued

	Shares	Value
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	111	$1,661
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	155	552
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	128	1,093
XOMA Royalty Corp.* (Biotechnology)	9	239
Xometry, Inc.*—Class A (Trading Companies & Distributors)	46	1,528
XPEL, Inc.* (Automobile Components)	28	1,174
Xperi, Inc.* (Software)	50	451
Xponential Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)	27	452
Yelp, Inc.* (Interactive Media & Services)	71	2,835
Yext, Inc.* (Software)	117	770
Y-mAbs Therapeutics, Inc.* (Biotechnology)	42	251
Zenas Biopharma, Inc.* (Biotechnology)	17	136
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	65	113
Zeta Global Holdings Corp.*—Class A (Software)	196	3,597
Zevra Therapeutics, Inc.* (Pharmaceuticals)	59	463
Ziff Davis, Inc.* (Interactive Media & Services)	49	2,641
Zimvie, Inc.* (Health Care Equipment & Supplies)	30	415
ZipRecruiter, Inc.* (Interactive Media & Services)	79	544
Zumiez, Inc.* (Specialty Retail)	17	271
Zuora, Inc.*—Class A (Software)	153	1,527
Zura Bio, Ltd.* (Biotechnology)	56	105
Zurn Elkay Water Solutions Corp. (Building Products)	159	6,271
Zymeworks, Inc.* (Biotechnology)	59	861
Zynex, Inc.* (Health Care Equipment & Supplies)	17	133
TOTAL COMMON STOCKS (Cost $1,800,383)		3,014,163

Rights(NM)

Cartesian Therapeutics, Inc.CVR*† (Health Care)	98	18
Chinook Therapeutics CVR*† (Health Care)	56	—
TOTAL RIGHTS (Cost $—)		18

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty
Insurance*† (Metals & Mining)	290	$—
TOTAL TRUST (Cost $—)		—

Repurchase Agreements(c)(d) (33.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.08%–4.20%, dated 1/31/25, due 2/3/25, total to be received $1,604,559	$1,604,000	$1,604,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,604,000)		1,604,000

Collateral for Securities Loaned(e) (0.4%)

	Shares	Value
Invesco Government & Agency Portfolio— Institutional Shares, 4.34%(f)	17,284	$17,284
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $17,284)		17,284
TOTAL INVESTMENT SECURITIES (Cost $3,421,667)—97.0%		4,635,465
Net other assets (liabilities)—3.0%		141,695
NET ASSETS—100.0%		$4,777,160

*  Non-income producing security.

†  These securities were fair valued based on procedures approved by the Board of Trustees. As of January 31, 2025, these securities represented less than 0.005% of the net assets of the Fund.

(a)  All or part of this security was on loan as of January 31, 2025. The total value of securities on loan as of January 31, 2025 was $16,698.

(b)  Number of shares is less than 0.50.

(c)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2025, the aggregate amount held in a segregated account was $113,000.

(e)  Securities were purchased with cash collateral held from securities on loan at January 31, 2025.

(f)  Rate periodically changes. Rate disclosed is the daily yield as of January 31, 2025.

CVR  Contingent Value Rights

NM  Not meaningful, amount is less than 0.05%

REIT  Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME E-Mini Russell 2000 Index Futures Contracts	6	3/24/25	$688,620	$(20,128)

See accompanying notes to the financial statements.

110 :: Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	2/27/25	4.88%	$1,022,597	$52,364
Russell 2000 Index	UBS AG	2/27/25	5.03%	52,617	61
				$1,075,214	$52,425

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of January 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Small-Cap ProFund invested in the following industries as of January 31, 2025:

	Value	% of Net Assets
Aerospace & Defense	$46,295	1.0%
Air Freight & Logistics	5,365	0.1%
Automobile Components	33,589	0.7%
Automobiles	1,554	NM
Banks	312,914	6.6%
Beverages	8,914	0.2%
Biotech & Pharma	17	NM
Biotechnology	250,558	5.2%
Broadline Retail	685	NM
Building Products	42,155	0.9%
Capital Markets	53,846	1.1%
Chemicals	54,210	1.1%
Commercial Services & Supplies	55,785	1.2%
Communications Equipment	20,286	0.4%
Construction & Engineering	49,982	1.0%
Construction Materials	14,796	0.3%
Consumer Finance	29,802	0.6%
Consumer Staples Distribution & Retail	29,617	0.6%
Containers & Packaging	7,246	0.2%
Distributors	1,304	NM
Diversified Consumer Services	35,551	0.8%
Diversified Telecommunication Services	16,770	0.3%
Electric Utilities	22,719	0.5%
Electrical Equipment	41,478	0.9%
Electronic Equipment, Instruments & Components	87,913	1.8%
Energy Equipment & Services	61,691	1.3%
Entertainment	14,497	0.3%
Equity REIT—Diversified	18,299	0.4%
Financial Services	80,940	1.7%
Food Products	28,224	0.6%
Gas & Water Utilities	5,507	0.1%
Gas Utilities	23,641	0.5%
Ground Transportation	13,411	0.3%
Health Care Equipment & Supplies	94,020	2.0%
Health Care Providers & Services	91,080	1.9%
Health Care REITs	21,628	0.4%
Health Care Technology	10,893	0.2%
Hotel & Resort REITs	22,091	0.4%
Hotels, Restaurants & Leisure	62,010	1.3%
Household Durables	59,379	1.2%
Household Products	8,882	0.2%
Independent Power/Renewable Electricity Producers	5,069	0.1%
Industrial Conglomerates	692	NM
	Value	% of Net Assets
Industrial REITs	$12,786	0.3%
Insurance	58,729	1.2%
Interactive Media & Services	19,575	0.4%
IT Services	17,739	0.4%
Leisure Products	10,476	0.2%
Life Sciences Tools & Services	8,044	0.2%
Machinery	119,026	2.5%
Marine Transportation	8,149	0.2%
Media	23,556	0.5%
Metals & Mining	44,193	0.9%
Mortgage REITs	26,732	0.5%
Multi-Utilities	12,338	0.3%
Office REITs	20,302	0.4%
Oil, Gas & Consumable Fuels	89,397	1.9%
Paper & Forest Products	3,622	0.1%
Passenger Airlines	14,661	0.3%
Personal Care Products	7,503	0.2%
Pharmaceuticals	51,141	1.1%
Professional Services	68,825	1.4%
Real Estate Management & Development	20,713	0.4%
Residential REITs	12,760	0.3%
Retail REITs	39,235	0.9%
Semiconductors & Semiconductor Equipment	76,065	1.6%
Software	195,440	4.1%
Specialized REITs	13,116	0.3%
Specialty Retail	70,197	1.5%
Technology Hardware, Storage & Peripherals	13,183	0.3%
Textiles, Apparel & Luxury Goods	18,181	0.4%
Tobacco	2,633	NM
Trading Companies & Distributors	73,758	1.5%
Transportation & Logistics	1,518	NM
Transportation Infrastructure	129	NM
Water Utilities	10,380	0.2%
Wireless Telecommunication Services	4,774	0.1%
Other**	1,762,979	37.0%
Total	$4,777,160	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 111

Common Stocks (99.3%)

	Shares	Value
A10 Networks, Inc.* (Software)	124	$2,432
AAR Corp.* (Aerospace & Defense)	149	10,096
ABM Industries, Inc. (Commercial Services & Supplies)	264	14,087
Academy Sports & Outdoors, Inc. (Specialty Retail)	296	15,483
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	161	3,004
Acadia Realty Trust (Retail REITs)	157	3,617
AdaptHealth Corp.* (Health Care Providers & Services)	448	4,847
Addus HomeCare Corp.* (Health Care Providers & Services)	28	3,504
Adeia, Inc. (Software)	290	3,727
Adient PLC* (Automobile Components)	367	6,397
Advance Auto Parts, Inc. (Specialty Retail)	250	12,125
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	81	9,321
AdvanSix, Inc. (Chemicals)	113	3,535
Air Lease Corp. (Trading Companies & Distributors)	437	20,189
Alamo Group, Inc. (Machinery)	24	4,453
Alarm.com Holdings, Inc.* (Software)	83	5,036
Albany International Corp. (Machinery)	66	5,330
Alexander & Baldwin, Inc. (Equity REIT— Diversified)	307	5,480
Alkermes PLC* (Biotechnology)	246	7,757
Allegiant Travel Co. (Passenger Airlines)	62	6,351
Alpha and Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	52	1,998
Alpha Metallurgical Resources, Inc.* (Metals & Mining)	17	3,114
Ambac Financial Group, Inc.* (Insurance)	200	2,326
Amentum Holdings, Inc.* (Technology Services)	522	10,946
American Assets Trust, Inc. (Equity REIT— Diversified)	82	1,991
American Axle & Manufacturing Holdings, Inc.* (Automobile Components)	494	2,584
American Eagle Outfitters, Inc. (Specialty Retail)	736	11,879
American States Water Co. (Water Utilities)	79	5,886
American Woodmark Corp.* (Building Products)	66	5,139
Ameris Bancorp (Banks)	141	9,257
AMERISAFE, Inc. (Insurance)	44	2,201
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	161	4,431
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	59	2,057
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	535	4,740
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	479	7,396
Arbor Realty Trust, Inc.(a) (Mortgage REITs)	794	10,632
ArcBest Corp. (Ground Transportation)	98	9,370
Arcosa, Inc. (Construction & Engineering)	74	7,496
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	182	2,131
Armada Hoffler Properties, Inc. (Equity REIT—Diversified)	120	1,174

Common Stocks, continued

	Shares	Value
ARMOUR Residential REIT, Inc. (Mortgage REITs)	235	$4,423
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	322	6,401
Artisan Partners Asset Management, Inc.— Class A (Capital Markets)	154	6,882
Asbury Automotive Group, Inc.* (Specialty Retail)	82	24,327
Assured Guaranty, Ltd. (Insurance)	102	9,649
Astec Industries, Inc. (Machinery)	95	3,316
Atlantic Union Bankshares Corp. (Banks)	378	14,276
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	194	3,341
Avista Corp. (Multi-Utilities)	333	12,194
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	56	3,808
Azenta, Inc.* (Life Sciences Tools & Services)	97	5,243
B&G Foods, Inc. (Food Products)	333	2,158
Banc of California, Inc. (Banks)	581	9,308
Bank of Hawaii Corp. (Banks)	90	6,706
BankUnited, Inc. (Banks)	170	6,989
Banner Corp. (Banks)	71	5,018
Bath & Body Works, Inc. (Retail—Discretionary)	452	17,000
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	67	2,858
Berkshire Hills Bancorp, Inc. (Banks)	178	5,235
BGC Group, Inc.—Class A (Capital Markets)	700	6,678
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	95	3,438
Blackstone Mortgage Trust, Inc.—Class A (Mortgage REITs)	729	13,122
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	318	3,994
Boise Cascade Co. (Trading Companies & Distributors)	162	20,439
Brady Corp.—Class A (Commercial Services & Supplies)	67	4,991
Brandywine Realty Trust (Office REITs)	728	3,997
Bread Financial Holdings, Inc. (Consumer Finance)	210	13,300
Bristow Group, Inc.* (Energy Equipment & Services)	103	3,437
Brookline Bancorp, Inc. (Banks)	375	4,586
Cable One, Inc. (Media)	20	6,080
Caleres, Inc. (Specialty Retail)	149	2,731
California Resources Corp. (Oil, Gas & Consumable Fuels)	301	14,810
California Water Service Group (Water Utilities)	251	11,367
Calix, Inc.* (Communications Equipment)	149	5,912
Capitol Federal Financial, Inc. (Banks)	514	3,058
CareTrust REIT, Inc. (Health Care REITs)	402	10,653
Cars.com, Inc.* (Interactive Media & Services)	141	2,527
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	152	8,196
Cathay General Bancorp (Banks)	150	7,124
Centerspace (Residential REITs)	30	1,823
Central Garden & Pet Co.* (Household Products)	40	1,460
Central Garden & Pet Co.*—Class A (Household Products)	219	6,830
Central Pacific Financial Corp. (Banks)	43	1,285

See accompanying notes to the financial statements.

112 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
Century Communities, Inc. (Household Durables)	116	$8,860
Certara, Inc.* (Health Care Technology)	460	6,546
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	52	1,675
Chesapeake Utilities Corp. (Gas Utilities)	41	5,012
Clearway Energy, Inc.—Class A (Independent Power/Renewable Electricity Producers)	146	3,581
Clearway Energy, Inc.—Class C (Independent Power/Renewable Electricity Producers)	349	9,050
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	197	4,513
Community Financial System, Inc. (Banks)	79	5,177
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	187	3,471
Concentra Group Holdings Parent, Inc. (Health Care Providers & Services)	269	6,270
CONMED Corp. (Health Care Equipment & Supplies)	129	9,260
Core Laboratories, Inc. (Energy Equipment & Services)	103	1,748
CoreCivic, Inc.* (Commercial Services & Supplies)	218	4,460
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	190	1,740
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	94	6,108
Crescent Energy Co.—Class A (Oil, Gas & Consumable Fuels)	735	11,069
CSG Systems International, Inc. (Professional Services)	58	3,410
CTS Corp. (Electronic Equipment, Instruments & Components)	51	2,606
Cushman & Wakefield PLC* (Real Estate Management & Development)	966	13,321
Customers Bancorp, Inc.* (Banks)	122	6,952
CVB Financial Corp. (Banks)	327	6,815
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	144	2,729
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	440	2,266
Dana, Inc. (Automobile Components)	544	8,671
Deluxe Corp. (Commercial Services & Supplies)	187	4,337
Digi International, Inc.* (Communications Equipment)	63	1,969
Dime Community Bancshares, Inc. (Banks)	166	5,184
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	196	11,561
DNOW, Inc.* (Trading Companies & Distributors)	192	2,857
Donnelley Financial Solutions, Inc.* (Capital Markets)	65	4,314
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	154	3,702
DoubleVerify Holdings, Inc.* (Software)	260	5,359
Douglas Emmett, Inc. (Office REITs)	297	5,453
DXC Technology Co.* (IT Services)	763	16,572
Dynavax Technologies Corp.* (Biotechnology)	305	3,980
Eagle Bancorp, Inc. (Banks)	127	3,329
Easterly Government Properties, Inc. (Office REITs)	418	4,748
EchoStar Corp.*—Class A (Media)	260	7,192
Edgewell Personal Care Co. (Personal Care Products)	206	6,860

Common Stocks, continued

	Shares	Value
Ellington Financial, Inc. (Mortgage REITs)	381	$4,785
Elme Communities (Residential REITs)	152	2,320
Embecta Corp. (Health Care Equipment & Supplies)	242	4,339
Employers Holdings, Inc. (Insurance)	50	2,458
Encore Capital Group, Inc.* (Consumer Finance)	99	4,901
Energizer Holdings, Inc. (Household Products)	160	5,438
Enovis Corp.* (Health Care Equipment & Supplies)	236	11,087
Enpro, Inc. (Machinery)	33	6,128
Enviri Corp.* (Commercial Services & Supplies)	337	3,228
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	60	4,794
Ethan Allen Interiors, Inc. (Household Durables)	95	2,947
Etsy, Inc.* (Broadline Retail)	242	13,289
EVERTEC, Inc. (Financial Services)	94	3,052
Everus Contruction Group, Inc.* (Construction & Engineering)	111	7,638
eXp World Holdings, Inc. (Real Estate Management & Development)	355	4,040
Extreme Networks, Inc.* (Communications Equipment)	290	4,585
EZCORP, Inc.*—Class A (Consumer Finance)	217	2,606
FB Financial Corp. (Banks)	81	4,278
First Bancorp (Banks)	174	7,679
First Bancorp (Banks)	266	5,522
First Commonwealth Financial Corp. (Banks)	226	3,770
First Financial Bancorp (Banks)	213	5,968
First Hawaiian, Inc. (Banks)	307	8,479
Foot Locker, Inc.* (Specialty Retail)	348	6,977
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	179	7,169
Fortrea Holdings, Inc.* (Life Sciences Tools & Services)	378	6,354
Forward Air Corp.* (Air Freight & Logistics)	51	1,645
Four Corners Property Trust, Inc. (Specialized REITs)	188	5,156
Fox Factory Holding Corp.* (Automobile Components)	175	4,781
Franklin BSP Reality Trust, Inc. (Mortgage REITs)	345	4,392
Franklin Electric Co., Inc. (Machinery)	65	6,499
Fresh Del Monte Produce, Inc. (Food Products)	142	4,330
Fulgent Genetics, Inc.* (Health Care Providers & Services)	85	1,414
Fulton Financial Corp. (Banks)	406	8,258
Gates Industrial Corp. PLC* (Machinery)	325	6,724
Gentherm, Inc.* (Automobile Components)	129	4,921
Genworth Financial, Inc.*—Class A (Insurance)	1,798	13,000
Getty Realty Corp. (Retail REITs)	121	3,752
Gibraltar Industries, Inc.* (Building Products)	127	7,794
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	163	5,089
Global Net Lease, Inc. (Equity REIT— Diversified)	834	5,996
GMS, Inc.* (Trading Companies & Distributors)	60	5,060
Gogo, Inc.* (Wireless Telecommunication Services)	133	1,123
Golden Entertainment, Inc. (Hotels, Restaurants & Leisure)	87	2,848

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 113

Common Stocks, continued

	Shares	Value
Green Dot Corp.*—Class A (Consumer Finance)	227	$2,013
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	272	2,429
Grid Dynamics Holdings, Inc.* (IT Services)	88	1,988
Grocery Outlet Holding Corp.* (Consumer Staples Distribution & Retail)	409	6,622
Group 1 Automotive, Inc. (Specialty Retail)	28	12,782
Guess?, Inc. (Specialty Retail)	115	1,485
H.B. Fuller Co. (Chemicals)	230	14,519
HA Sustainable Infrastructure Capital, Inc. (Financial Services)	230	6,442
Hanesbrands, Inc.* (Textiles, Apparel & Luxury Goods)	696	5,652
Hanmi Financial Corp. (Banks)	126	3,027
Harmonic, Inc.* (Communications Equipment)	241	2,718
Hayward Holdings, Inc.* (Building Products)	598	9,006
Healthcare Services Group, Inc.* (Commercial Services & Supplies)	309	3,427
HealthStream, Inc.* (Health Care Technology)	42	1,371
Heartland Express, Inc. (Ground Transportation)	182	2,082
Heidrick & Struggles International, Inc. (Professional Services)	39	1,813
Helen of Troy, Ltd.* (Household Durables)	95	5,869
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	260	2,085
Helmerich & Payne, Inc. (Energy Equipment & Services)	175	5,528
Heritage Financial Corp. (Banks)	144	3,701
Hertz Global Holdings, Inc.* (Ground Transportation)	516	2,131
Highwoods Properties, Inc. (Office REITs)	174	5,183
Hillenbrand, Inc. (Machinery)	295	10,027
Hilltop Holdings, Inc.* (Banks)	195	5,885
HNI Corp. (Commercial Services & Supplies)	96	4,786
Hope Bancorp, Inc. (Banks)	509	5,935
Horace Mann Educators Corp. (Insurance)	172	6,644
Hub Group, Inc.—Class A (Air Freight & Logistics)	257	11,465
IAC Inc.* (Interactive Media & Services)	298	12,613
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	142	3,899
Independent Bank Corp. (Banks)	179	12,022
Ingevity Corp.* (Chemicals)	75	3,401
Innospec, Inc. (Chemicals)	53	6,008
Innovative Industrial Properties, Inc. (Industrial REITs)	38	2,724
Innovex International, Inc.* (Energy Equipment & Services)	159	2,477
Innoviva, Inc.* (Pharmaceuticals)	105	1,957
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	115	19,867
Insteel Industries, Inc. (Building Products)	82	2,353
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	279	7,282
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	73	2,843
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	396	927
J & J Snack Foods Corp. (Food Products)	29	3,980

Common Stocks, continued

	Shares	Value
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	80	$3,135
Jackson Financial, Inc.—Class A (Financial Services)	310	29,215
JBG SMITH Properties (Office REITs)	356	5,522
JetBlue Airways Corp.* (Passenger Airlines)	1,255	8,258
John B. Sanfilippo & Son, Inc. (Food Products)	38	2,749
John Bean Technologies Corp. (Machinery)	113	15,029
John Wiley & Sons, Inc.—Class A (Media)	71	2,906
Kaiser Aluminum Corp. (Metals & Mining)	68	4,760
Kennametal, Inc. (Machinery)	327	7,832
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	313	2,833
KKR Real Estate Finance Trust, Inc. (Mortgage REITs)	247	2,465
Knowles Corp.* (Electronic Equipment, Instruments & Components)	371	7,023
Kohl's Corp.(a) (Broadline Retail)	469	6,195
Koppers Holdings, Inc. (Chemicals)	85	2,530
Korn Ferry (Professional Services)	83	5,871
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	227	10,067
Lakeland Financial Corp. (Banks)	50	3,402
La-Z-Boy, Inc. (Household Durables)	176	8,307
LCI Industries (Automobile Components)	107	11,213
Leggett & Platt, Inc. (Household Durables)	565	5,966
Leslie's, Inc.* (Specialty Retail)	777	1,570
Lexington Realty Trust (Industrial REITs)	1,240	10,317
LGI Homes, Inc.* (Household Durables)	87	7,767
Liberty Energy, Inc. (Energy Equipment & Services)	310	5,676
Ligand Pharmaceuticals, Inc.*—Class B (Pharmaceuticals)	36	4,196
Lincoln National Corp. (Insurance)	718	25,245
Lindsay Corp. (Machinery)	25	3,355
LiveRamp Holdings, Inc.* (Software)	132	4,488
LTC Properties, Inc. (Health Care REITs)	100	3,440
Lumen Technologies, Inc.* (Diversified Telecommunication Services)	2,093	10,340
M/I Homes, Inc.* (Household Durables)	54	6,793
Mack-Cali Realty Corp.* (Residential REITs)	194	3,091
Magnolia Oil & Gas Corp.—Class A (Oil, Gas & Consumable Fuels)	289	6,849
Marcus & Millichap, Inc. (Real Estate Management & Development)	101	3,854
MarineMax, Inc.* (Specialty Retail)	84	2,550
Marten Transport, Ltd. (Ground Transportation)	244	3,758
Masterbrand, Inc.* (Building Products)	535	9,266
Materion Corp. (Metals & Mining)	87	8,787
Mativ Holdings, Inc.* (Chemicals)	229	2,187
Matson, Inc. (Marine Transportation)	50	7,093
Matthews International Corp.*—Class A (Commercial Services & Supplies)	129	3,611
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	324	5,787
MDU Resources Group, Inc. (Construction & Engineering)	859	15,307
Medical Properties Trust, Inc.(a) (Health Care REITs)	2,527	11,852
See accompanying notes to the financial statements.

114 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
Mednax, Inc.* (Health Care Providers & Services)	356	$4,977
Mercury Systems, Inc.* (Aerospace & Defense)	213	8,880
Meritage Homes Corp. (Household Durables)	305	23,751
Mesa Laboratories, Inc. (Life Sciences Tools & Services)	8	1,102
MGE Energy, Inc. (Electric Utilities)	58	5,211
MGP Ingredients, Inc. (Beverages)	60	2,168
Middlesex Water Co. (Water Utilities)	37	1,874
MillerKnoll, Inc. (Commercial Services & Supplies)	291	6,530
Minerals Technologies, Inc. (Chemicals)	133	10,200
Mister Car Wash, Inc.* (Diversified Consumer Services)	209	1,676
Moelis & Co.—Class A (Capital Markets)	146	11,430
Monro, Inc. (Specialty Retail)	126	2,475
MP Materials Corp.* (Metals & Mining)	284	6,237
Mr. Cooper Group, Inc.* (Financial Services)	270	28,029
MYR Group, Inc.* (Construction & Engineering)	29	4,106
Myriad Genetics, Inc.* (Biotechnology)	383	4,853
N-able, Inc.* (Software)	166	1,609
Nabors Industries, Ltd.* (Energy Equipment & Services)	19	1,087
National Bank Holdings Corp.—Class A (Banks)	88	3,795
National Beverage Corp. (Beverages)	47	1,976
National HealthCare Corp. (Health Care Providers & Services)	19	1,951
National Presto Industries, Inc.* (Aerospace & Defense)	22	2,116
National Vision Holdings, Inc.* (Specialty Retail)	332	3,785
Navient Corp. (Consumer Finance)	326	4,456
NBT Bancorp, Inc. (Banks)	111	5,287
NCR Atleos Corp.* (Financial Services)	171	5,448
NCR Voyix Corp.* (Software)	615	7,557
NeoGenomics, Inc.* (Health Care Providers & Services)	298	4,261
NetScout Systems, Inc.* (Communications Equipment)	302	7,200
New York Mortgage Trust, Inc. (Mortgage REITs)	383	2,308
Newell Brands, Inc. (Household Durables)	1,751	17,441
Northwest Bancshares, Inc. (Banks)	538	7,107
Northwest Natural Holding Co. (Gas Utilities)	169	6,747
NV5 Global, Inc.* (Professional Services)	219	4,126
OFG Bancorp (Banks)	79	3,374
O-I Glass, Inc.* (Containers & Packaging)	651	7,773
Omnicell, Inc.* (Health Care Equipment & Supplies)	195	8,773
Organon & Co. (Pharmaceuticals)	1,084	16,867
Otter Tail Corp. (Electric Utilities)	96	7,396
Owens & Minor, Inc.* (Health Care Providers & Services)	311	4,429
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	63	5,283
Pacific Premier Bancorp, Inc. (Banks)	406	10,515
Pacira BioSciences, Inc.* (Pharmaceuticals)	194	5,108
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	137	5,421
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	235	3,929

Common Stocks, continued

	Shares	Value
Park National Corp. (Banks)	21	$3,564
Patrick Industries, Inc. (Automobile Components)	73	7,091
Patterson Cos., Inc. (Health Care Providers & Services)	330	10,214
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	1,493	12,049
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	52	3,859
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	511	9,275
Pebblebrook Hotel Trust (Hotel & Resort REITs)	253	3,322
PENN Entertainment, Inc.* (Hotels, Restaurants & Leisure)	631	13,000
PennyMac Mortgage Investment Trust (Mortgage REITs)	365	4,964
Perdoceo Education Corp. (Diversified Consumer Services)	122	3,511
Phillips Edison & Co., Inc. (Retail REITs)	289	10,499
Phinia, Inc. (Automobile Components)	87	4,427
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	155	3,563
Pitney Bowes, Inc. (Commercial Services & Supplies)	353	3,145
Plexus Corp.* (Electronic Equipment, Instruments & Components)	37	5,243
PRA Group, Inc.* (Consumer Finance)	166	3,670
Premier, Inc.—Class A (Health Care Providers & Services)	405	9,177
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	83	6,372
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	104	9,460
Privia Health Group, Inc.* (Health Care Providers & Services)	135	3,085
ProAssurance Corp.* (Insurance)	215	3,216
Progyny, Inc.* (Health Care Providers & Services)	157	3,638
ProPetro Holding Corp.* (Energy Equipment & Services)	333	2,957
Proto Labs, Inc.* (Machinery)	103	4,298
Provident Financial Services, Inc. (Banks)	549	10,195
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	398	33,027
Quaker Chemical Corp. (Chemicals)	58	8,188
Quanex Building Products Corp. (Building Products)	198	4,158
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	278	12,081
Radian Group, Inc. (Financial Services)	345	11,737
Ready Capital Corp. (Mortgage REITs)	709	4,715
Redwood Trust, Inc. (Mortgage REITs)	557	3,648
Renasant Corp. (Banks)	268	10,420
Resideo Technologies, Inc.* (Building Products)	619	13,939
Retail Opportunity Investments Corp. (Retail REITs)	258	4,507
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	66	2,754
Robert Half, Inc. (Professional Services)	427	27,665
Rogers Corp.* (Electronic Equipment, Instruments & Components)	71	6,607

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 115

Common Stocks, continued

	Shares	Value
RPC, Inc.* (Energy Equipment & Services)	167	$1,024
Rush Enterprises, Inc.—Class A (Trading Companies & Distributors)	99	6,014
RXO, Inc.* (Ground Transportation)	311	7,977
S&T Bancorp, Inc. (Banks)	75	2,958
Safehold, Inc. (Specialized REITs)	193	3,129
Safety Insurance Group, Inc. (Insurance)	63	4,978
Sally Beauty Holdings, Inc.* (Specialty Retail)	429	4,663
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	118	9,880
Saul Centers, Inc. (Retail REITs)	24	876
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	92	3,850
Schneider National, Inc.*—Class B (Ground Transportation)	198	5,891
Scholastic Corp. (Media)	105	2,038
Schrodinger, Inc.* (Health Care Technology)	110	2,758
Seacoast Banking Corp. of Florida (Banks)	356	10,128
Sealed Air Corp. (Containers & Packaging)	374	13,026
Select Medical Holdings Corp. (Health Care Providers & Services)	441	8,674
Sensient Technologies Corp. (Chemicals)	84	6,343
Shenandoah Telecommunications Co. (Diversified Telecommunication Services)	194	2,095
Shoe Carnival, Inc. (Specialty Retail)	74	2,002
Shutterstock, Inc. (Interactive Media & Services)	102	3,011
Signet Jewelers, Ltd. (Specialty Retail)	186	11,017
Simmons First National Corp.—Class A (Banks)	529	12,019
Simulations Plus, Inc. (Health Care Technology)	30	1,030
SiriusPoint, Ltd.* (Insurance)	389	5,664
SITE Centers Corp. (Retail REITs)	199	2,981
SJW Group (Water Utilities)	126	6,329
SL Green Realty Corp. (Office REITs)	89	5,998
SM Energy Co. (Oil, Gas & Consumable Fuels)	241	9,148
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	224	4,543
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	172	2,253
SolarWinds Corp. (Software)	230	3,422
Sonic Automotive, Inc.—Class A (Specialty Retail)	62	4,604
Sonos, Inc.* (Household Durables)	513	7,074
Southside Bancshares, Inc.* (Banks)	120	3,772
SpartanNash Co. (Consumer Staples Distribution & Retail)	142	2,589
Sprinklr, Inc.*—Class A (Software)	288	2,566
STAAR Surgical Co.* (Health Care Equipment & Supplies)	89	2,153
Standard Motor Products, Inc. (Automobile Components)	87	2,699
Standex International Corp. (Machinery)	18	3,289
Stellar Bancorp, Inc. (Banks)	201	5,708
Stepan Co. (Chemicals)	89	5,642
StepStone Group, Inc.—Class A (Capital Markets)	114	7,305
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	103	4,228

Common Stocks, continued

	Shares	Value
Stewart Information Services Corp. (Insurance)	116	$7,562
StoneX Group, Inc.* (Capital Markets)	56	6,133
Strategic Education, Inc. (Diversified Consumer Services)	102	10,020
Sturm Ruger & Co., Inc.* (Leisure Products)	71	2,528
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	233	1,563
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	166	2,815
SunCoke Energy, Inc. (Metals & Mining)	354	3,324
Sunrun, Inc.* (Electrical Equipment)	944	8,543
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	114	4,374
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	523	5,188
Tanger, Inc. (Retail REITs)	154	5,054
TechTarget, Inc.* (Media)	61	1,039
TEGNA, Inc. (Media)	679	12,371
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	410	14,493
Tennant Co. (Machinery)	79	6,756
Terreno Realty Corp. (Industrial REITs)	214	14,000
The Andersons, Inc. (Consumer Staples Distribution & Retail)	134	5,461
The Buckle, Inc. (Specialty Retail)	63	2,999
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	68	3,818
The Hain Celestial Group, Inc.* (Food Products)	380	1,923
The Macerich Co. (Retail REITs)	352	7,315
The ODP Corp.* (Specialty Retail)	127	2,870
The Simply Good Foods Co.* (Food Products)	208	7,903
Thryv Holdings, Inc.* (Media)	107	1,874
TimkenSteel Corp.* (Metals & Mining)	158	2,361
Titan International, Inc.* (Machinery)	203	1,792
Tompkins Financial Corp.* (Banks)	31	2,172
Tootsie Roll Industries, Inc.* (Food Products)	29	901
Topgolf Callaway Brands Corp.* (Leisure Products)	596	4,684
TreeHouse Foods, Inc.* (Food Products)	194	6,697
Tri Pointe Homes, Inc.* (Household Durables)	193	7,114
TripAdvisor, Inc.* (Interactive Media & Services)	153	2,687
Triumph Financial, Inc.* (Banks)	36	2,774
Triumph Group, Inc.* (Aerospace & Defense)	130	2,436
TrustCo Bank Corp. (Banks)	80	2,573
Trustmark Corp. (Banks)	258	9,675
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	207	5,090
Two Harbors Investment Corp. (Mortgage REITs)	437	5,572
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	32	2,839
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	190	7,005
UniFirst Corp. (Commercial Services & Supplies)	35	7,501
United Community Banks, Inc. (Banks)	502	16,650
United Fire Group, Inc. (Insurance)	90	2,233
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	253	7,524
Uniti Group, Inc. (Specialized REITs)	544	2,965

See accompanying notes to the financial statements.

116 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
Unitil Corp. (Multi-Utilities)	42	$2,250
Universal Corp.* (Tobacco)	103	5,471
Universal Health Realty Income Trust (Health Care REITs)	26	1,015
Upbound Group, Inc. (Specialty Retail)	206	6,044
Urban Edge Properties (Retail REITs)	211	4,292
Urban Outfitters, Inc.* (Specialty Retail)	129	7,149
USANA Health Sciences, Inc.* (Personal Care Products)	47	1,531
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	239	6,066
Veritex Holdings, Inc. (Banks)	230	6,164
Vestis Corp. (Commercial Services & Supplies)	482	6,738
VF Corp. (Textiles, Apparel & Luxury Goods)	1,394	36,201
Viasat, Inc.* (Communications Equipment)	356	3,425
Viavi Solutions, Inc.* (Communications Equipment)	532	6,405
Vicor Corp.* (Electrical Equipment)	43	2,199
Victoria's Secret & Co.* (Specialty Retail)	330	11,999
Vir Biotechnology, Inc.* (Biotechnology)	388	4,035
Virtus Investment Partners, Inc. (Capital Markets)	17	3,392
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	474	8,025
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	113	3,605
Wabash National Corp. (Machinery)	183	2,855
Walker & Dunlop, Inc. (Financial Services)	134	12,873
Washington Federal, Inc. (Banks)	342	10,151
WD-40 Co. (Household Products)	23	5,404
Werner Enterprises, Inc. (Ground Transportation)	260	9,385
Westamerica Bancorp* (Banks)	51	2,640
Whitestone REIT (Retail REITs)	94	1,260
Winnebago Industries, Inc. (Automobiles)	121	5,784
WK Kellogg Co. (Food Products)	107	1,775
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	322	1,974
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	108	2,412

Common Stocks, continued

	Shares	Value
World Acceptance Corp.* (Consumer Finance)	14	$1,976
World Kinect Corp. (Oil, Gas & Consumable Fuels)	245	6,926
Worthington Enterprises, Inc. (Household Durables)	130	5,447
Worthington Steel, Inc. (Metals & Mining)	148	4,299
WSFS Financial Corp. (Banks)	133	7,448
Xencor, Inc.* (Biotechnology)	171	3,126
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	487	4,159
Yelp, Inc.* (Interactive Media & Services)	124	4,953
Ziff Davis, Inc.* (Interactive Media & Services)	180	9,700
TOTAL COMMON STOCKS (Cost $2,266,111)		2,844,190

Collateral for Securities Loaned(b) (1.0%)

Invesco Government & Agency Portfolio— Institutional Shares, 4.34%(c)	28,068	28,068
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $28,068)		28,068
TOTAL INVESTMENT SECURITIES (Cost $2,294,179)—100.3%		2,872,258
Net other assets (liabilities)—(0.3)%		(9,475)
NET ASSETS—100.0%		$2,862,783

*  Non-income producing security.

(a)  All or part of this security was on loan as of January 31, 2025. The total value of securities on loan as of January 31, 2025 was $26,817.

(b)  Securities were purchased with cash collateral held from securities on loan at January 31, 2025.

(c)  Rate periodically changes. Rate disclosed is the daily yield as of January 31, 2025.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 117

Small-Cap Value ProFund invested in the following industries as of January 31, 2025:

	Value	% of Net Assets
Aerospace & Defense	$23,528	0.8%
Air Freight & Logistics	13,110	0.5%
Automobile Components	52,784	1.8%
Automobiles	5,784	0.2%
Banks	327,313	11.4%
Beverages	4,144	0.1%
Biotechnology	34,083	1.2%
Broadline Retail	19,484	0.7%
Building Products	51,655	1.8%
Capital Markets	46,134	1.6%
Chemicals	62,553	2.2%
Commercial Services & Supplies	66,841	2.3%
Communications Equipment	32,214	1.1%
Construction & Engineering	34,547	1.2%
Consumer Finance	32,922	1.2%
Consumer Staples Distribution & Retail	31,656	1.1%
Containers & Packaging	20,799	0.7%
Diversified Consumer Services	15,207	0.5%
Diversified Telecommunication Services	12,435	0.4%
Electric Utilities	12,607	0.4%
Electrical Equipment	10,742	0.4%
Electronic Equipment, Instruments & Components	91,154	3.2%
Energy Equipment & Services	38,068	1.3%
Equity REIT—Diversified	14,641	0.5%
Financial Services	96,796	3.4%
Food Products	32,416	1.1%
Gas Utilities	11,759	0.4%
Ground Transportation	40,594	1.4%
Health Care Equipment & Supplies	58,316	2.1%
Health Care Providers & Services	73,711	2.6%
Health Care REITs	26,960	0.9%
Health Care Technology	11,705	0.4%
Hotel & Resort REITs	12,281	0.4%
Hotels, Restaurants & Leisure	41,762	1.5%
Household Durables	107,336	3.7%
Household Products	19,132	0.7%
Independent Power/Renewable Electricity Producers	12,631	0.5%
Industrial REITs	27,040	1.0%
Insurance	85,176	3.0%
	Value	% of Net Assets
Interactive Media & Services	$35,491	1.2%
IT Services	18,560	0.6%
Leisure Products	7,212	0.3%
Life Sciences Tools & Services	14,965	0.5%
Machinery	87,684	3.1%
Marine Transportation	7,092	0.2%
Media	33,500	1.2%
Metals & Mining	32,882	1.2%
Mortgage REITs	65,766	2.3%
Multi-Utilities	14,444	0.5%
Office REITs	30,901	1.1%
Oil, Gas & Consumable Fuels	88,727	3.1%
Passenger Airlines	17,424	0.6%
Personal Care Products	8,391	0.3%
Pharmaceuticals	40,931	1.4%
Professional Services	42,885	1.5%
Real Estate Management & Development	24,048	0.8%
Residential REITs	7,234	0.3%
Retail—Discretionary	17,000	0.6%
Retail REITs	44,154	1.5%
Semiconductors & Semiconductor Equipment	108,907	3.8%
Software	36,196	1.3%
Specialized REITs	11,250	0.4%
Specialty Retail	151,517	5.3%
Technology Hardware, Storage & Peripherals	5,900	0.2%
Technology Services	10,946	0.4%
Textiles, Apparel & Luxury Goods	67,061	2.3%
Tobacco	5,471	0.2%
Trading Companies & Distributors	54,559	1.9%
Water Utilities	25,456	0.9%
Wireless Telecommunication Services	15,616	0.6%
Other**	18,593	0.7%
Total	$2,862,783	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

118 :: Technology UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks (78.8%)

	Shares	Value
Accenture PLC—Class A (IT Services)	4,496	$1,730,734
Adobe, Inc.* (Software)	3,167	1,385,404
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	11,676	1,353,832
Akamai Technologies, Inc.* (IT Services)	1,081	107,992
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	8,674	613,945
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3,572	756,871
ANSYS, Inc.* (Software)	629	220,465
Apple, Inc. (Technology Hardware, Storage & Peripherals)	41,356	9,760,017
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	5,932	1,069,836
Arista Networks, Inc.* (Communications Equipment)	7,432	856,389
Autodesk, Inc.* (Software)	1,547	481,643
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	16,931	3,746,323
Cadence Design Systems, Inc.* (Software)	1,973	587,204
CDW Corp. (Electronic Equipment, Instruments & Components)	959	190,975
Cisco Systems, Inc. (Communications Equipment)	28,679	1,737,946
Cognizant Technology Solutions Corp.— Class A (IT Services)	3,567	294,670
Corning, Inc. (Electronic Equipment, Instruments & Components)	5,544	288,732
Crowdstrike Holdings, Inc.* (Software)	1,674	666,369
Dell Technologies, Inc.—Class C (Technology Hardware, Storage & Peripherals)	2,210	228,956
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	972	60,536
EPAM Systems, Inc.* (IT Services)	408	103,616
F5, Inc.* (Communications Equipment)	418	124,255
Fair Isaac Corp.* (Software)	175	327,873
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	770	128,990
Fortinet, Inc.* (Software)	4,577	461,728
Gartner, Inc.* (IT Services)	555	301,271
Gen Digital, Inc. (Software)	3,902	105,003
GoDaddy, Inc.*—Class A (IT Services)	1,010	214,777
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	9,344	197,999
HP, Inc. (Technology Hardware, Storage & Peripherals)	6,934	225,355
Intel Corp. (Semiconductors & Semiconductor Equipment)	31,032	602,952
International Business Machines Corp. (IT Services)	6,653	1,701,172
Intuit, Inc. (Software)	2,017	1,213,246
Jabil, Inc. (Electronic Equipment, Instruments & Components)	812	131,877
Juniper Networks, Inc. (Communications Equipment)	2,382	83,037
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,249	222,759
KLA Corp. (Semiconductors & Semiconductor Equipment)	962	710,187

Common Stocks, continued

	Shares	Value
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	9,258	$750,361
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,864	209,815
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	7,977	727,821
Microsoft Corp. (Software)	20,342	8,443,150
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	351	223,717
Motorola Solutions, Inc. (Communications Equipment)	1,202	564,039
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,473	179,853
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	67,113	8,058,259
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,829	381,438
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	3,064	160,370
Oracle Corp. (Software)	11,564	1,966,574
Palantir Technologies, Inc.*—Class A (Software)	14,748	1,216,563
Palo Alto Networks, Inc.* (Software)	4,709	868,434
PTC, Inc.* (Software)	864	167,167
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	7,994	1,382,402
Roper Technologies, Inc. (Software)	772	444,402
Salesforce, Inc. (Software)	6,878	2,350,212
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	1,522	146,660
ServiceNow, Inc.* (Software)	1,482	1,509,239
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,149	101,985
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	3,623	103,328
Synopsys, Inc.* (Software)	1,105	580,655
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	2,152	318,431
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	335	171,296
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,172	135,706
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	6,563	1,211,595
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	1,757	131,705
Tyler Technologies, Inc.* (Software)	308	185,305
VeriSign, Inc.* (IT Services)	595	127,925
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	2,487	161,978
Workday, Inc.*—Class A (Software)	1,533	401,738
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	371	145,410
TOTAL COMMON STOCKS (Cost $35,245,374)		66,522,469

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: Technology UltraSector ProFund :: 119

Repurchase Agreements(a)(b) (25.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.08%–4.20%, dated 1/31/25, due 2/3/25, total to be received $21,307,426	$21,300,000	$21,300,000
TOTAL REPURCHASE AGREEMENTS (Cost $21,300,000)		21,300,000
TOTAL INVESTMENT SECURITIES (Cost $56,545,374)—104.0%		87,822,469
Net other assets (liabilities)—(4.0)%		(3,399,915)
NET ASSETS—100.0%		$84,422,554

*  Non-income producing security.

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2025, the aggregate amount held in a segregated account was $14,830,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Technology Select Sector Index	Goldman Sachs International	2/24/25	5.08%	$30,289,228	$(1,662,655)
S&P Technology Select Sector Index	UBS AG	2/24/25	5.13%	30,275,276	(1,547,436)
				$60,564,504	$(3,210,091)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of January 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Technology UltraSector ProFund invested in the following industries as of January 31, 2025:

	Value	% of Net Assets
Communications Equipment	$3,365,666	4.0%
Electronic Equipment, Instruments & Components	2,215,130	2.7%
IT Services	4,582,157	5.4%
Semiconductors & Semiconductor Equipment	21,772,996	25.8%
Software	23,582,374	27.9%
Technology Hardware, Storage & Peripherals	11,004,146	13.0%
Other**	17,900,085	21.2%
Total	$84,422,554	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

120 :: UltraBear ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Repurchase Agreements(a)(b) (91.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.08%–4.20%, dated 1/31/25, due 2/3/25, total to be received $4,480,561	$4,479,000	$4,479,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,479,000)		4,479,000
TOTAL INVESTMENT SECURITIES (Cost $4,479,000)—91.8%		4,479,000
Net other assets (liabilities)—8.2%		398,121
NET ASSETS—100.0%		$4,877,121

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2025, the aggregate amount held in a segregated account was $1,318,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	3	3/24/25	$(910,088)	$13,944

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	2/27/25	(4.83)%	$(4,699,532)	$(28,963)
S&P 500	UBS AG	2/27/25	(4.73)%	(4,149,844)	(17,591)
				$(8,849,376)	$(46,554)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of January 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: UltraBull ProFund :: 121

Common Stocks (65.9%)

	Shares	Value
3M Co. (Industrial Conglomerates)	1,199	$182,488
A.O. Smith Corp. (Building Products)	262	17,633
Abbott Laboratories (Health Care Equipment & Supplies)	3,823	489,077
AbbVie, Inc. (Biotechnology)	3,895	716,292
Accenture PLC—Class A (IT Services)	1,376	529,691
Adobe, Inc.* (Software)	970	424,327
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	3,576	414,637
Aflac, Inc. (Insurance)	1,102	118,333
Agilent Technologies, Inc. (Life Sciences Tools & Services)	632	95,761
Air Products & Chemicals, Inc. (Chemicals)	490	164,277
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	955	125,267
Akamai Technologies, Inc.* (IT Services)	332	33,167
Albemarle Corp. (Chemicals)	260	21,889
Alexandria Real Estate Equities, Inc. (Office REITs)	343	33,391
Align Technology, Inc.* (Health Care Equipment & Supplies)	155	33,962
Allegion PLC (Building Products)	192	25,484
Alliant Energy Corp. (Electric Utilities)	565	33,267
Allstate Corp. (Insurance)	584	112,321
Alphabet, Inc.—Class A (Interactive Media & Services)	12,878	2,627,370
Alphabet, Inc.—Class C (Interactive Media & Services)	10,491	2,156,950
Altria Group, Inc. (Tobacco)	3,735	195,079
Amazon.com, Inc.* (Broadline Retail)	20,627	4,902,625
Amcor PLC (Containers & Packaging)	3,187	30,978
Ameren Corp. (Multi-Utilities)	588	55,390
American Electric Power Co., Inc. (Electric Utilities)	1,173	115,376
American Express Co. (Consumer Finance)	1,227	389,511
American International Group, Inc. (Insurance)	1,375	101,283
American Tower Corp.—Class A (Specialized REITs)	1,029	190,313
American Water Works Co., Inc. (Water Utilities)	430	53,595
Ameriprise Financial, Inc. (Capital Markets)	214	116,279
AMETEK, Inc. (Electrical Equipment)	510	94,126
Amgen, Inc. (Biotechnology)	1,185	338,223
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	2,657	188,063
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,094	231,808
ANSYS, Inc.* (Software)	193	67,647
Aon PLC—Class A (Insurance)	477	176,881
APA Corp. (Oil, Gas & Consumable Fuels)	817	17,917
Apollo Global Management, Inc. (Financial Services)	986	168,586
Apple, Inc. (Technology Hardware, Storage & Peripherals)	33,317	7,862,812
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,816	327,516
Aptiv PLC* (Automobile Components)	517	32,271
Arch Capital Group, Ltd.* (Insurance)	826	76,876
Archer-Daniels-Midland Co. (Food Products)	1,053	53,945

Common Stocks, continued

	Shares	Value
Arista Networks, Inc.* (Communications Equipment)	2,277	$262,379
Arthur J. Gallagher & Co. (Insurance)	549	165,699
Assurant, Inc. (Insurance)	113	24,316
AT&T, Inc. (Diversified Telecommunication Services)	15,816	375,314
Atmos Energy Corp. (Gas Utilities)	342	48,738
Autodesk, Inc.* (Software)	474	147,575
Automatic Data Processing, Inc. (Professional Services)	899	272,405
AutoZone, Inc.* (Specialty Retail)	37	123,958
AvalonBay Communities, Inc. (Residential REITs)	312	69,111
Avery Dennison Corp. (Containers & Packaging)	176	32,688
Axon Enterprise, Inc.* (Aerospace & Defense)	160	104,349
Baker Hughes Co. (Energy Equipment & Services)	2,181	100,719
Ball Corp. (Containers & Packaging)	657	36,595
Bank of America Corp. (Banks)	14,713	681,212
Baxter International, Inc. (Health Care Equipment & Supplies)	1,125	36,630
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	637	157,721
Berkshire Hathaway, Inc.*—Class B (Financial Services)	4,040	1,893,428
Best Buy Co., Inc. (Specialty Retail)	430	36,920
Biogen, Inc.* (Biotechnology)	321	46,202
Bio-Techne Corp. (Life Sciences Tools & Services)	350	25,743
BlackRock, Inc. (Capital Markets)	321	345,236
Blackstone, Inc. (Capital Markets)	1,592	281,959
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	74	350,579
BorgWarner, Inc. (Automobile Components)	483	15,408
Boston Properties, Inc. (Office REITs)	321	23,478
Boston Scientific Corp.* (Health Care Equipment & Supplies)	3,248	332,465
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,470	263,507
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	10,295	2,277,974
Broadridge Financial Solutions, Inc. (Professional Services)	258	61,461
Brown & Brown, Inc. (Insurance)	523	54,737
Brown-Forman Corp.—Class B (Beverages)	403	13,303
Builders FirstSource, Inc.* (Building Products)	254	42,489
Bunge Global SA (Food Products)	307	23,372
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	260	25,867
Cadence Design Systems, Inc.* (Software)	605	180,060
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	468	16,871
Camden Property Trust (Residential REITs)	235	26,722
Campbell Soup Co. (Food Products)	433	16,787
Capital One Financial Corp. (Consumer Finance)	841	171,320
Cardinal Health, Inc. (Health Care Providers & Services)	534	66,034
CarMax, Inc.* (Specialty Retail)	341	29,203
Carnival Corp.* (Hotels, Restaurants & Leisure)	2,290	63,364
Carrier Global Corp. (Building Products)	1,839	120,234
Caterpillar, Inc. (Machinery)	1,065	395,584
Cboe Global Markets, Inc. (Capital Markets)	231	47,200

See accompanying notes to the financial statements.

122 :: UltraBull ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	662	$95,818
CDW Corp. (Electronic Equipment, Instruments & Components)	293	58,348
Celanese Corp. (Chemicals)	242	17,192
Cencora, Inc. (Health Care Providers & Services)	386	98,125
Centene Corp.* (Health Care Providers & Services)	1,112	71,201
CenterPoint Energy, Inc. (Multi-Utilities)	1,436	46,771
CF Industries Holdings, Inc. (Chemicals)	384	35,409
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	112	18,453
Charter Communications, Inc.*—Class A (Media)	212	73,244
Chevron Corp. (Oil, Gas & Consumable Fuels)	3,684	549,616
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	3,003	175,225
Chubb, Ltd. (Insurance)	827	224,845
Church & Dwight Co., Inc. (Household Products)	540	56,981
Cincinnati Financial Corp. (Insurance)	345	47,282
Cintas Corp. (Commercial Services & Supplies)	756	151,630
Cisco Systems, Inc. (Communications Equipment)	8,786	532,431
Citigroup, Inc. (Banks)	4,169	339,482
Citizens Financial Group, Inc. (Banks)	972	46,238
CME Group, Inc. (Capital Markets)	794	187,797
CMS Energy Corp. (Multi-Utilities)	658	43,428
Cognizant Technology Solutions Corp.— Class A (IT Services)	1,094	90,375
Colgate-Palmolive Co. (Household Products)	1,800	156,060
Comcast Corp.—Class A (Media)	8,414	283,214
Conagra Brands, Inc. (Food Products)	1,052	27,236
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,850	281,666
Consolidated Edison, Inc. (Multi-Utilities)	763	71,524
Constellation Brands, Inc.—Class A (Beverages)	344	62,195
Constellation Energy Corp. (Electric Utilities)	689	206,687
Copart, Inc.* (Commercial Services & Supplies)	1,931	111,863
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,698	88,432
Corpay, Inc.* (Software)	154	58,595
Corteva, Inc. (Chemicals)	1,516	98,949
CoStar Group, Inc.* (Real Estate Management & Development)	904	69,246
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	977	957,342
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	1,624	45,017
Crowdstrike Holdings, Inc.* (Software)	513	204,210
Crown Castle International Corp. (Specialized REITs)	959	85,620
CSX Corp. (Ground Transportation)	4,251	139,730
Cummins, Inc. (Machinery)	302	107,588
CVS Health Corp. (Health Care Providers & Services)	2,774	156,676
D.R. Horton, Inc. (Household Durables)	643	91,241
Danaher Corp. (Life Sciences Tools & Services)	1,417	315,623

Common Stocks, continued

	Shares	Value
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	259	$50,567
DaVita, Inc.* (Health Care Providers & Services)	100	17,620
Dayforce, Inc.* (Professional Services)	348	24,618
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	335	59,416
Deere & Co. (Machinery)	560	266,874
Dell Technologies, Inc.—Class C (Technology Hardware, Storage & Peripherals)	676	70,034
Delta Air Lines, Inc. (Passenger Airlines)	1,413	95,053
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	1,449	49,411
Dexcom, Inc.* (Health Care Equipment & Supplies)	861	74,761
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	413	67,881
Digital Realty Trust, Inc. (Specialized REITs)	688	112,736
Discover Financial Services (Consumer Finance)	554	111,404
Dollar General Corp. (Consumer Staples Distribution & Retail)	484	34,393
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	446	32,714
Dominion Energy, Inc. (Multi-Utilities)	1,850	102,842
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	77	34,582
Dover Corp. (Machinery)	302	61,511
Dow, Inc. (Chemicals)	1,543	60,254
DTE Energy Co. (Multi-Utilities)	456	54,665
Duke Energy Corp. (Electric Utilities)	1,703	190,719
DuPont de Nemours, Inc. (Chemicals)	921	70,733
Eastman Chemical Co. (Chemicals)	256	25,510
Eaton Corp. PLC (Electrical Equipment)	872	284,656
eBay, Inc. (Broadline Retail)	1,055	71,191
Ecolab, Inc. (Chemicals)	556	139,106
Edison International (Electric Utilities)	852	46,008
Edwards LifeSciences Corp.* (Health Care Equipment & Supplies)	1,299	94,113
Electronic Arts, Inc. (Entertainment)	527	64,774
Elevance Health, Inc. (Health Care Providers & Services)	511	202,203
Eli Lilly & Co. (Pharmaceuticals)	1,736	1,408,034
Emerson Electric Co. (Electrical Equipment)	1,257	163,347
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	298	18,559
Entergy Corp. (Electric Utilities)	945	76,621
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,240	155,980
EPAM Systems, Inc.* (IT Services)	125	31,745
EQT Corp. (Oil, Gas & Consumable Fuels)	1,315	67,223
Equifax, Inc. (Professional Services)	274	75,290
Equinix, Inc. (Specialized REITs)	212	193,695
Equity Residential (Residential REITs)	753	53,184
Erie Indemnity Co.—Class A (Insurance)	55	22,162
Essex Property Trust, Inc. (Residential REITs)	142	40,409
Everest Group, Ltd. (Insurance)	94	32,666
Evergy, Inc. (Electric Utilities)	507	32,534
Eversource Energy (Electric Utilities)	807	46,548
Exelon Corp. (Electric Utilities)	2,215	88,600

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: UltraBull ProFund :: 123

Common Stocks, continued

	Shares		Value
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	271		$46,327
Expeditors International of Washington, Inc. (Air Freight & Logistics)	308		34,983
Extra Space Storage, Inc. (Specialized REITs)	467		71,918
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	9,687		1,034,861
F5, Inc.* (Communications Equipment)	127		37,752
FactSet Research Systems, Inc. (Capital Markets)	84		39,850
Fair Isaac Corp.* (Software)	55		103,046
Fastenal Co. (Trading Companies & Distributors)	1,263		92,502
Federal Realty Investment Trust (Retail REITs)	169		18,358
FedEx Corp. (Air Freight & Logistics)	495		131,111
Fidelity National Information Services, Inc. (Financial Services)	1,186		96,623
Fifth Third Bancorp (Banks)	1,478		65,490
First Horizon Corp. (Banks)	—	(a)	6
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	236		39,535
FirstEnergy Corp. (Electric Utilities)	1,131		45,014
Fiserv, Inc.* (Financial Services)	1,254		270,914
FMC Corp. (Chemicals)	275		15,340
Ford Motor Co. (Automobiles)	8,604		86,728
Fortinet, Inc.* (Software)	1,401		141,333
Fortive Corp. (Machinery)	764		62,136
Fox Corp.—Class A (Media)	487		24,925
Fox Corp.—Class B (Media)	291		14,143
Franklin Resources, Inc. (Capital Markets)	683		15,190
Freeport-McMoRan, Inc. (Metals & Mining)	3,167		113,538
Garmin, Ltd. (Household Durables)	339		73,173
Gartner, Inc.* (IT Services)	171		92,824
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	1,008		89,006
GE Vernova, Inc. (Electrical Equipment)	607		226,338
Gen Digital, Inc. (Software)	1,196		32,184
Generac Holdings, Inc.* (Electrical Equipment)	131		19,562
General Dynamics Corp. (Aerospace & Defense)	568		145,965
General Electric Co. (Industrial Conglomerates)	2,385		485,514
General Mills, Inc. (Food Products)	1,224		73,612
General Motors Co. (Automobiles)	2,424		119,891
Genuine Parts Co. (Distributors)	307		35,689
Gilead Sciences, Inc. (Biotechnology)	2,747		267,008
Global Payments, Inc. (Financial Services)	560		63,196
Globe Life, Inc. (Insurance)	185		22,587
GoDaddy, Inc.*—Class A (IT Services)	309		65,709
Halliburton Co. (Energy Equipment & Services)	1,937		50,401
Hasbro, Inc. (Leisure Products)	289		16,716
HCA Healthcare, Inc. (Health Care Providers & Services)	401		132,294
Healthpeak Properties, Inc. (Health Care REITs)	1,542		31,858
Henry Schein, Inc.* (Health Care Providers & Services)	275		22,000
Hess Corp. (Oil, Gas & Consumable Fuels)	609		84,669
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	2,864		60,688
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	538		137,766

Common Stocks, continued

	Shares	Value
Hologic, Inc.* (Health Care Equipment & Supplies)	512	$36,936
Honeywell International, Inc. (Industrial Conglomerates)	1,432	320,367
Hormel Foods Corp. (Food Products)	641	19,217
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	1,542	25,767
Howmet Aerospace, Inc. (Aerospace & Defense)	896	113,416
HP, Inc. (Technology Hardware, Storage & Peripherals)	2,126	69,095
Hubbell, Inc. (Electrical Equipment)	118	49,915
Humana, Inc. (Health Care Providers & Services)	265	77,706
Huntington Bancshares, Inc. (Banks)	3,204	55,109
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	86	16,964
IDEX Corp. (Machinery)	167	37,460
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	180	75,969
Illinois Tool Works, Inc. (Machinery)	593	153,682
Incyte Corp.* (Biotechnology)	353	26,178
Ingersoll Rand, Inc. (Machinery)	888	83,294
Insulet Corp.* (Health Care Equipment & Supplies)	154	42,871
Intel Corp. (Semiconductors & Semiconductor Equipment)	9,508	184,740
Intercontinental Exchange, Inc. (Capital Markets)	1,266	202,345
International Business Machines Corp. (IT Services)	2,038	521,117
International Flavors & Fragrances, Inc. (Chemicals)	564	49,119
International Paper Co. (Containers & Packaging)	764	42,501
Intuit, Inc. (Software)	618	371,733
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	786	449,498
Invesco, Ltd. (Capital Markets)	992	19,076
Invitation Homes, Inc. (Residential REITs)	1,255	39,093
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	379	76,315
Iron Mountain, Inc. (Specialized REITs)	646	65,614
J.B. Hunt Transport Services, Inc. (Ground Transportation)	176	30,135
Jabil, Inc. (Electronic Equipment, Instruments & Components)	249	40,440
Jack Henry & Associates, Inc. (Financial Services)	161	28,028
Jacobs Solutions, Inc. (Professional Services)	274	38,396
Johnson & Johnson (Pharmaceuticals)	5,307	807,460
Johnson Controls International PLC (Building Products)	1,472	114,816
JPMorgan Chase & Co. (Banks)	6,205	1,658,597
Juniper Networks, Inc. (Communications Equipment)	731	25,483
Kellanova (Food Products)	594	48,548
Kenvue, Inc. (Personal Care Products)	4,226	89,972
Keurig Dr Pepper, Inc. (Beverages)	2,481	79,640
KeyCorp (Banks)	2,187	39,322

See accompanying notes to the financial statements.

124 :: UltraBull ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	381	$67,951
Kimberly-Clark Corp. (Household Products)	735	95,528
Kimco Realty Corp. (Retail REITs)	1,486	33,361
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	4,260	117,065
KKR & Co., Inc. (Capital Markets)	1,487	248,433
KLA Corp. (Semiconductors & Semiconductor Equipment)	294	217,043
L3Harris Technologies, Inc. (Aerospace & Defense)	419	88,832
Labcorp Holdings, Inc. (Health Care Providers & Services)	185	46,213
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	2,836	229,858
Lamb Weston Holdings, Inc. (Food Products)	314	18,821
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	767	35,152
Leidos Holdings, Inc. (Professional Services)	293	41,615
Lennar Corp.—Class A (Household Durables)	530	69,557
Lennox International, Inc. (Building Products)	72	42,654
Linde PLC (Chemicals)	1,050	468,425
Live Nation Entertainment, Inc.* (Entertainment)	346	50,059
LKQ Corp. (Distributors)	573	21,424
Lockheed Martin Corp.—Class B (Aerospace & Defense)	465	215,272
Loews Corp. (Insurance)	398	34,009
Lowe's Cos., Inc. (Specialty Retail)	1,251	325,310
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	249	103,136
LyondellbBasell Industries N.V.—Class A (Chemicals)	572	43,300
M&T Bank Corp. (Banks)	366	73,654
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	709	103,308
MarketAxess Holdings, Inc. (Capital Markets)	83	18,312
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	510	148,059
Marsh & McLennan Cos., Inc. (Insurance)	1,082	234,664
Martin Marietta Materials, Inc. (Construction Materials)	135	73,456
Masco Corp. (Building Products)	476	37,737
MasterCard, Inc.—Class A (Financial Services)	1,807	1,003,662
Match Group, Inc. (Interactive Media & Services)	553	19,742
McCormick & Co., Inc. (Food Products)	556	42,940
McDonald's Corp. (Hotels, Restaurants & Leisure)	1,579	455,858
McKesson Corp. (Health Care Providers & Services)	279	165,935
Medtronic PLC (Health Care Equipment & Supplies)	2,827	256,748
Merck & Co., Inc. (Pharmaceuticals)	5,576	551,020
Meta Platforms, Inc.—Class A (Interactive Media & Services)	4,804	3,310,820
MetLife, Inc. (Insurance)	1,282	110,906
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	47	64,129
MGM Resorts International* (Hotels, Restaurants & Leisure)	499	17,206

Common Stocks, continued

	Shares	Value
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,184	$64,291
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,444	222,991
Microsoft Corp. (Software)	16,387	6,801,587
Mid-America Apartment Communities, Inc. (Residential REITs)	258	39,366
Moderna, Inc.* (Biotechnology)	746	29,407
Mohawk Industries, Inc.* (Household Durables)	115	14,065
Molina Healthcare, Inc.* (Health Care Providers & Services)	126	39,112
Molson Coors Beverage Co.—Class B (Beverages)	384	21,024
Mondelez International, Inc.—Class A (Food Products)	2,947	170,898
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	107	68,199
Monster Beverage Corp.* (Beverages)	1,543	75,160
Moody's Corp. (Capital Markets)	344	171,807
Morgan Stanley (Capital Markets)	2,733	378,329
Motorola Solutions, Inc. (Communications Equipment)	368	172,684
MSCI, Inc. (Capital Markets)	173	103,241
Nasdaq, Inc. (Capital Markets)	912	75,094
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	452	55,189
Netflix, Inc.* (Entertainment)	942	920,108
Newmont Corp. (Metals & Mining)	2,509	107,184
News Corp.—Class A (Media)	836	23,508
News Corp.—Class B (Media)	247	7,818
NextEra Energy, Inc. (Electric Utilities)	4,533	324,382
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	2,625	201,862
NiSource, Inc. (Multi-Utilities)	1,030	38,419
Nordson Corp. (Machinery)	119	26,206
Norfolk Southern Corp. (Ground Transportation)	500	127,650
Northern Trust Corp. (Capital Markets)	437	49,071
Northrop Grumman Corp. (Aerospace & Defense)	302	147,156
Norwegian Cruise Lines Holdings, Ltd.* (Hotels, Restaurants & Leisure)	970	27,500
NRG Energy, Inc. (Electric Utilities)	447	45,791
Nucor Corp. (Metals & Mining)	517	66,398
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	54,067	6,491,824
NVR, Inc.* (Household Durables)	6	48,097
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	560	116,788
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,489	69,462
Old Dominion Freight Line, Inc. (Ground Transportation)	415	77,028
Omnicom Group, Inc. (Media)	429	37,233
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	937	49,043
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	1,367	132,831
Oracle Corp. (Software)	3,542	602,353
O'Reilly Automotive, Inc.* (Specialty Retail)	126	163,097
See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: UltraBull ProFund :: 125

Common Stocks, continued

	Shares	Value
Otis Worldwide Corp. (Machinery)	880	$83,970
PACCAR, Inc. (Machinery)	1,156	128,177
Packaging Corp. of America (Containers & Packaging)	196	41,681
Palantir Technologies, Inc.*—Class A (Software)	4,518	372,690
Palo Alto Networks, Inc.* (Software)	1,443	266,118
Paramount Global(b)—Class B (Media)	1,313	14,285
Parker-Hannifin Corp. (Machinery)	283	200,095
Paychex, Inc. (Professional Services)	706	104,255
Paycom Software, Inc. (Professional Services)	107	22,209
PayPal Holdings, Inc.* (Financial Services)	2,209	195,673
Pentair PLC (Machinery)	364	37,740
PepsiCo, Inc. (Beverages)	3,024	455,687
Pfizer, Inc. (Pharmaceuticals)	12,491	331,261
PG&E Corp. (Electric Utilities)	4,820	75,433
Philip Morris International, Inc. (Tobacco)	3,428	446,326
Phillips 66 (Oil, Gas & Consumable Fuels)	910	107,262
Pinnacle West Capital Corp. (Electric Utilities)	251	21,827
PNC Financial Services Group, Inc. (Banks)	875	175,831
Pool Corp. (Distributors)	84	28,917
PPG Industries, Inc. (Chemicals)	512	59,075
PPL Corp. (Electric Utilities)	1,627	54,667
Principal Financial Group, Inc. (Insurance)	463	38,174
Prologis, Inc. (Industrial REITs)	2,042	243,509
Prudential Financial, Inc. (Insurance)	786	94,917
PTC, Inc.* (Software)	265	51,272
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,098	91,727
Public Storage (Specialized REITs)	347	103,573
PulteGroup, Inc. (Household Durables)	452	51,429
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	2,449	423,506
Quanta Services, Inc. (Construction & Engineering)	325	99,973
Quest Diagnostics, Inc. (Health Care Providers & Services)	247	40,286
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	88	21,974
Raymond James Financial, Inc. (Capital Markets)	403	67,897
Raytheon Technologies Corp. (Aerospace & Defense)	2,933	378,211
Realty Income Corp. (Retail REITs)	1,928	105,346
Regency Centers Corp. (Retail REITs)	360	25,862
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	232	156,131
Regions Financial Corp. (Banks)	2,005	49,403
Republic Services, Inc. (Commercial Services & Supplies)	449	97,375
ResMed, Inc. (Health Care Equipment & Supplies)	324	76,522
Revvity, Inc. (Life Sciences Tools & Services)	268	33,803
Rockwell Automation, Inc. (Electrical Equipment)	249	69,329
Rollins, Inc. (Commercial Services & Supplies)	619	30,641
Roper Technologies, Inc. (Software)	236	135,853
Ross Stores, Inc. (Specialty Retail)	731	110,059
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	545	145,297
S&P Global, Inc. (Capital Markets)	700	364,987

Common Stocks, continued

	Shares	Value
Salesforce, Inc. (Software)	2,106	$719,620
SBA Communications Corp.—Class A (Specialized REITs)	237	46,822
Schlumberger N.V. (Energy Equipment & Services)	3,112	125,351
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	465	44,807
Sempra (Multi-Utilities)	1,396	115,769
ServiceNow, Inc.* (Software)	454	462,345
Simon Property Group, Inc. (Retail REITs)	676	117,530
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	351	31,155
Smurfit WestRock PLC* (Containers & Packaging)	1,090	57,869
Snap-on, Inc. (Machinery)	115	40,842
Solventum Corp.* (Health Care Equipment & Supplies)	304	22,514
Southwest Airlines Co. (Passenger Airlines)	1,323	40,629
Stanley Black & Decker, Inc. (Machinery)	340	29,944
Starbucks Corp. (Hotels, Restaurants & Leisure)	2,498	268,985
State Street Corp. (Capital Markets)	646	65,647
Steel Dynamics, Inc. (Metals & Mining)	312	39,998
STERIS PLC (Health Care Equipment & Supplies)	218	48,102
Stryker Corp. (Health Care Equipment & Supplies)	756	295,815
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	1,111	31,686
Synchrony Financial (Consumer Finance)	857	59,116
Synopsys, Inc.* (Software)	339	178,138
Sysco Corp. (Consumer Staples Distribution & Retail)	1,082	78,899
T. Rowe Price Group, Inc. (Capital Markets)	490	57,291
Take-Two Interactive Software, Inc.* (Entertainment)	360	66,784
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	513	37,418
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	480	94,464
Target Corp. (Consumer Staples Distribution & Retail)	1,016	140,117
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	659	97,512
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	103	52,667
Teleflex, Inc. (Health Care Equipment & Supplies)	102	18,384
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	360	41,684
Tesla, Inc.* (Automobiles)	6,156	2,490,718
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,011	371,251
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	41	53,184
Textron, Inc. (Aerospace & Defense)	410	31,369
The AES Corp. (Independent Power/Renewable Electricity Producers)	1,569	17,259
The Bank of New York Mellon Corp. (Capital Markets)	1,602	137,660
The Boeing Co.* (Aerospace & Defense)	1,647	290,728

See accompanying notes to the financial statements.

126 :: UltraBull ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
The Charles Schwab Corp. (Capital Markets)	3,294	$272,480
The Cigna Group (Health Care Providers & Services)	613	180,351
The Clorox Co. (Household Products)	274	43,478
The Coca-Cola Co. (Beverages)	8,545	542,436
The Cooper Cos., Inc.* (Health Care Equipment & Supplies)	439	42,385
The Estee Lauder Cos., Inc. (Personal Care Products)	515	42,966
The Goldman Sachs Group, Inc. (Capital Markets)	691	442,517
The Hartford Financial Services Group, Inc. (Insurance)	638	71,169
The Hershey Co. (Food Products)	325	48,506
The Home Depot, Inc. (Specialty Retail)	2,189	901,824
The Interpublic Group of Cos., Inc. (Media)	822	23,567
The J.M. Smucker Co. (Food Products)	235	25,119
The Kraft Heinz Co. (Food Products)	1,947	58,098
The Kroger Co. (Consumer Staples Distribution & Retail)	1,468	90,488
The Mosaic Co. (Chemicals)	702	19,579
The Procter & Gamble Co. (Household Products)	5,191	861,654
The Progressive Corp. (Insurance)	1,290	317,908
The Sherwin-Williams Co. (Chemicals)	511	183,020
The Southern Co. (Electric Utilities)	2,415	202,739
The TJX Cos., Inc. (Specialty Retail)	2,486	310,228
The Travelers Cos., Inc. (Insurance)	501	122,835
The Walt Disney Co. (Entertainment)	3,991	451,222
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	2,687	148,940
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	843	503,902
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	1,074	250,210
Tractor Supply Co. (Specialty Retail)	1,178	64,036
Trane Technologies PLC (Building Products)	495	179,561
TransDigm Group, Inc. (Aerospace & Defense)	123	166,461
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	538	40,328
Truist Financial Corp. (Banks)	2,925	139,289
Tyler Technologies, Inc.* (Software)	93	55,953
Tyson Foods, Inc.—Class A (Food Products)	629	35,532
U.S. Bancorp (Banks)	3,439	164,315
Uber Technologies, Inc.* (Ground Transportation)	4,641	310,251
UDR, Inc. (Residential REITs)	661	27,590
Ulta Beauty, Inc.* (Specialty Retail)	104	42,864
Union Pacific Corp. (Ground Transportation)	1,337	331,295
United Airlines Holdings, Inc.* (Passenger Airlines)	725	76,734
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	1,612	184,138
United Rentals, Inc. (Trading Companies & Distributors)	145	109,918
UnitedHealth Group, Inc. (Health Care Providers & Services)	2,027	1,099,627
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	129	24,324
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	699	92,967

Common Stocks, continued

	Shares	Value
Ventas, Inc. (Health Care REITs)	924	$55,828
Veralto Corp. (Commercial Services & Supplies)	545	56,348
VeriSign, Inc.* (IT Services)	182	39,130
Verisk Analytics, Inc. (Professional Services)	310	89,106
Verizon Communications, Inc. (Diversified Telecommunication Services)	9,280	365,539
Vertex Pharmaceuticals, Inc.* (Biotechnology)	568	262,234
Viatris, Inc. (Pharmaceuticals)	2,631	29,678
VICI Properties, Inc. (Specialized REITs)	2,325	69,215
Visa, Inc.—Class A (Financial Services)	3,809	1,301,917
Vistra Corp. (Independent Power/Renewable Electricity Producers)	749	125,854
Vulcan Materials Co. (Construction Materials)	290	79,504
W.R. Berkley Corp. (Insurance)	663	39,004
W.W. Grainger, Inc. (Trading Companies & Distributors)	98	104,142
Wabtec Corp. (Machinery)	379	78,802
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	1,583	16,273
Walmart, Inc. (Consumer Staples Distribution & Retail)	9,568	939,195
Warner Bros. Discovery, Inc.* (Entertainment)	4,921	51,375
Waste Management, Inc. (Commercial Services & Supplies)	804	177,088
Waters Corp.* (Life Sciences Tools & Services)	131	54,428
WEC Energy Group, Inc. (Multi-Utilities)	698	69,283
Wells Fargo & Co. (Banks)	7,339	578,313
Welltower, Inc. (Health Care REITs)	1,303	177,833
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	160	54,648
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	762	49,629
Weyerhaeuser Co. (Specialized REITs)	1,602	49,053
Willis Towers Watson PLC (Insurance)	221	72,834
Workday, Inc.*—Class A (Software)	469	122,906
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	204	17,717
Xcel Energy, Inc. (Electric Utilities)	1,266	85,075
Xylem, Inc. (Machinery)	536	66,485
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	616	80,388
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	114	44,681
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	438	47,952
Zoetis, Inc. (Pharmaceuticals)	994	169,875
TOTAL COMMON STOCKS (Cost $36,128,541)		112,740,229

Repurchase Agreements(c)(d) (32.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.08%–4.20%, dated 1/31/25, due 2/3/25, total to be received $55,098,202	$55,079,000	$55,079,000
TOTAL REPURCHASE AGREEMENTS (Cost $55,079,000)		55,079,000

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: UltraBull ProFund :: 127

Collateral for Securities Loaned(e)(NM)

	Shares	Value
Invesco Government & Agency Portfolio— Institutional Shares, 4.34%(f)	13,511	$13,511
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $13,511)		13,511
TOTAL INVESTMENT SECURITIES (Cost $91,221,052)—98.1%		167,832,740
Net other assets (liabilities)—1.9%		3,329,192
NET ASSETS—100.0%		$171,161,932

*  Non-income producing security.

(a)  Number of shares is less than 0.50.

(b)  All or part of this security was on loan as of January 31, 2025. The total value of securities on loan as of January 31, 2025 was $13,067.

(c)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2025, the aggregate amount held in a segregated account was $25,766,000.

(e)  Securities were purchased with cash collateral held from securities on loan at January 31, 2025.

(f)  Rate periodically changes. Rate disclosed is the daily yield as of January 31, 2025.

NM  Not meaningful, amount is less than 0.05%

REIT  Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	84	3/24/25	$25,482,450	$(315,188)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	2/27/25	5.08%	$93,954,404	$343,465
SPDR S&P 500 ETF	Goldman Sachs International	2/27/25	4.99%	28,347,598	99,793
				$122,302,002	$443,258
S&P 500	UBS AG	2/27/25	5.13%	$51,333,028	$215,325
SPDR S&P 500 ETF	UBS AG	2/27/25	5.13%	30,742,949	107,732
				$82,075,977	$323,057
				$204,377,979	$766,315

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of January 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

128 :: UltraBull ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

UltraBull ProFund invested in the following industries as of January 31, 2025:

	Value	% of Net Assets
Aerospace & Defense	$1,698,722	1.0%
Air Freight & Logistics	376,099	0.2%
Automobile Components	47,679	NM
Automobiles	2,697,337	1.6%
Banks	4,066,261	2.4%
Beverages	1,249,445	0.7%
Biotechnology	1,841,675	1.1%
Broadline Retail	4,973,817	2.9%
Building Products	580,609	0.3%
Capital Markets	3,707,698	2.2%
Chemicals	1,471,177	0.9%
Commercial Services & Supplies	624,945	0.4%
Communications Equipment	1,030,729	0.6%
Construction & Engineering	99,973	0.1%
Construction Materials	152,960	0.1%
Consumer Finance	731,351	0.4%
Consumer Staples Distribution & Retail	2,289,421	1.3%
Containers & Packaging	242,312	0.1%
Distributors	86,030	0.1%
Diversified Telecommunication Services	740,853	0.4%
Electric Utilities	1,691,287	1.0%
Electrical Equipment	907,273	0.5%
Electronic Equipment, Instruments & Components	678,422	0.3%
Energy Equipment & Services	276,471	0.2%
Entertainment	1,604,322	0.9%
Financial Services	5,022,027	2.9%
Food Products	662,631	0.4%
Gas Utilities	48,738	NM
Ground Transportation	1,016,089	0.6%
Health Care Equipment & Supplies	2,721,431	1.6%
Health Care Providers & Services	2,439,707	1.4%
Health Care REITs	265,519	0.2%
Hotel & Resort REITs	25,767	NM
Hotels, Restaurants & Leisure	2,196,709	1.3%
Household Durables	347,562	0.2%
Household Products	1,213,701	0.7%
Independent Power/Renewable Electricity Producers	143,114	0.1%
	Value	% of Net Assets
Industrial Conglomerates	$988,369	0.6%
Industrial REITs	243,508	0.1%
Insurance	2,316,408	1.4%
Interactive Media & Services	8,114,882	4.8%
IT Services	1,403,758	0.8%
Leisure Products	16,716	NM
Life Sciences Tools & Services	1,242,805	0.7%
Machinery	1,860,389	1.1%
Media	501,937	0.3%
Metals & Mining	327,118	0.2%
Multi-Utilities	689,818	0.4%
Office REITs	56,869	NM
Oil, Gas & Consumable Fuels	3,273,724	1.9%
Passenger Airlines	212,416	0.1%
Personal Care Products	132,938	0.1%
Pharmaceuticals	3,560,835	2.1%
Professional Services	729,355	0.4%
Real Estate Management & Development	165,064	0.1%
Residential REITs	295,475	0.2%
Retail REITs	300,457	0.2%
Semiconductors & Semiconductor Equipment	11,822,401	7.0%
Software	11,499,545	6.7%
Specialized REITs	988,560	0.6%
Specialty Retail	2,107,499	1.2%
Technology Hardware, Storage & Peripherals	8,243,941	4.8%
Textiles, Apparel & Luxury Goods	423,806	0.2%
Tobacco	641,405	0.4%
Trading Companies & Distributors	306,563	0.2%
Water Utilities	53,595	NM
Wireless Telecommunication Services	250,210	0.2%
Other**	58,421,703	34.1%
Total	$171,161,932	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: UltraChina ProFund :: 129

Common Stocks (88.0%)

	Shares	Value
21VIANET GROUP INC-ADR*ADR (It Services)	9,364	$65,267
Alibaba Group Holding, Ltd.ADR(a) (Broadline Retail)	45,466	4,493,858
Atour Lifestyle Holdings Ltd*ADR (Hotels, Restaurants & Leisure)	2,642	72,417
Autohome, Inc. ADRADR (Interactive Media & Services)	4,022	112,696
Baidu, Inc.*ADR (Interactive Media & Services)	10,181	922,399
BeiGene, Ltd.*ADR (Biotechnology)	3,833	862,387
Belite Bio, Inc.*ADR (Pharmaceuticals)	715	41,499
Bilibili, Inc.*ADR (Entertainment)	17,133	286,464
Canaan, Inc.*ADR (Technology Hardware, Storage & Peripherals)	16,418	33,985
Daqo New Energy Corp.*ADR (Semiconductors & Semiconductor Equipment)	2,923	52,351
DingDong Cayman, Ltd.*ADR (Food & Staples Retailing)	7,998	27,193
EHang Holdings, Ltd.*ADR (Aerospace & Defense)	2,709	46,026
FinVolution Group*ADR (Consumer Finance)	8,171	62,426
Full Truck Alliance Co., Ltd.*ADR (Ground Transportation)	45,608	513,546
GDS Holdings, Ltd.*ADR (It Services)	7,437	161,457
GSX Techedu, Inc.*ADR (Diversified Consumer Services)	8,509	18,635
H World Group, Ltd.ADR (Hotels, Restaurants & Leisure)	10,464	336,313
Hello Group, Inc.*ADR (Interactive Media & Services)	7,452	53,580
iQIYI, Inc.*ADR (Entertainment)	28,101	60,979
JD.com, Inc.ADR (Broadline Retail)	43,316	1,763,828
JinkoSolar Holding Co., Ltd*ADR (Semiconductors & Semiconductor Equipment)	2,550	52,963
JOYY, Inc.*ADR (Interactive Media & Services)	2,103	91,165
Kanzhun, Ltd.*ADR (Interactive Media & Services)	20,500	295,405
KE Holdings, Inc.*ADR (Real Estate Management & Development)	43,511	758,397
Kingsoft Cloud Holdings, Ltd.*ADR (It Services)	7,801	98,059
Legend Biotech Corp.*ADR (Biotechnology)	4,964	189,128
LexinFintech Holding, Ltd.*ADR (Consumer Finance)	6,017	47,534
Li Auto, Inc.*ADR (Automobiles)	39,103	915,793
Lufax Holding, Ltd.*ADR (Consumer Finance)	29,314	67,715
MINISO Group Holding, Ltd.*ADR (Broadline Retail)	7,146	164,287
NetEase, Inc. (Entertainment)	9,394	966,173
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	7,540	367,650
NIO, Inc.*ADR(a) (Automobiles)	108,494	468,694
PDD Holdings, Inc.*ADR (Broadline Retail)	21,603	2,417,592
Qifu Technology, Inc.ADR (Consumer Finance)	6,680	266,533
RLX Technology, Inc.*ADR (Tobacco)	38,808	86,154
Structure Therapeutics, Inc.*ADR (Pharmaceuticals)	3,168	94,945
TAL Education Group*ADR (Diversified Consumer Services)	34,265	419,061

Common Stocks, continued

	Shares	Value
Tencent Music Entertainment GroupADR (Entertainment)	40,755	$488,245
Trip.com Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	15,985	1,121,668
Up Fintech Holding, Ltd.*ADR (Capital Markets)	6,678	47,080
Vipship Holdings, Ltd.ADR (Broadline Retail)	22,571	324,345
Weibo Corp.ADR (Interactive Media & Services)	5,164	50,710
XPeng, Inc.*ADR (Automobiles)	40,524	616,775
Zai Lab, Ltd.*ADR (Biotechnology)	5,749	156,315
ZEEKR Intelligent Technology Holding, Ltd.*ADR (Automobiles)	1,217	31,812
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	23,039	429,908
TOTAL COMMON STOCKS (Cost $14,644,872)		21,021,412

Repurchase Agreements(b)(c) (12.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.08%–4.20%, dated 1/31/25, due 2/3/25, total to be received $2,896,009	$2,895,000	$2,895,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,895,000)		2,895,000

Collateral for Securities Loaned(d) (2.7%)

	Shares	Value
Invesco Government & Agency Portfolio— Institutional Shares, 4.34%(e)	641,556	$641,556
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $641,556)		641,556
TOTAL INVESTMENT SECURITIES (Cost $18,181,428)—102.8%		24,557,968
Net other assets (liabilities)—(2.8)%		(662,307)
NET ASSETS—100.0%		$23,895,661

*  Non-income producing security.

(a)  All or part of this security was on loan as of January 31, 2025. The total value of securities on loan as of January 31, 2025 was $590,924.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2025, the aggregate amount held in a segregated account was $770,000.

(d)  Securities were purchased with cash collateral held from securities on loan at January 31, 2025.

(e)  Rate periodically changes. Rate disclosed is the daily yield as of January 31, 2025.

ADR  American Depositary Receipt

See accompanying notes to the financial statements.

130 :: UltraChina ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P China Select ADR Index (USD)	Goldman Sachs International	2/27/25	5.08%	$5,534,176	$129,955
S&P China Select ADR Index (USD)	UBS AG	2/27/25	4.93%	21,341,562	469,772
				$26,875,738	$599,727

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of January 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraChina ProFund invested in the following industries as of January 31, 2025:

	Value	% of Net Assets
Aerospace & Defense	$46,026	0.2%
Air Freight & Logistics	429,908	1.8%
Automobiles	2,033,074	8.5%
Biotechnology	1,207,830	5.0%
Broadline Retail	9,163,910	38.3%
Capital Markets	47,080	0.2%
Consumer Finance	444,208	1.9%
Diversified Consumer Services	805,346	3.4%
Entertainment	1,801,861	7.5%
Food & Staples Retailing	27,193	0.1%
Ground Transportation	513,546	2.1%
Hotels, Restaurants & Leisure	1,530,398	6.4%
Interactive Media & Services	1,525,955	6.4%
It Services	324,783	1.4%
Pharmaceuticals	136,444	0.6%
Real Estate Management & Development	758,397	3.2%
Semiconductors & Semiconductor Equipment	105,314	0.4%
Technology Hardware, Storage & Peripherals	33,985	0.2%
Tobacco	86,154	0.4%
Other**	2,874,249	12.0%
Total	$23,895,661	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as or January 31, 2025:

	Value	% of Net Assets
China	$21,021,412	88.0%
Other**	2,874,249	12.0%
Total	$23,895,661	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: UltraDow 30 ProFund :: 131

Common Stocks (70.6%)

	Shares	Value
3M Co. (Industrial Conglomerates)	4,690	$713,818
Amazon.com, Inc.* (Broadline Retail)	4,690	1,114,719
American Express Co. (Consumer Finance)	4,690	1,488,841
Amgen, Inc. (Biotechnology)	4,690	1,338,620
Apple, Inc. (Technology Hardware, Storage & Peripherals)	4,690	1,106,840
Caterpillar, Inc. (Machinery)	4,690	1,742,054
Chevron Corp. (Oil, Gas & Consumable Fuels)	4,690	699,701
Cisco Systems, Inc. (Communications Equipment)	4,691	284,275
Honeywell International, Inc. (Industrial Conglomerates)	4,690	1,049,246
International Business Machines Corp. (IT Services)	4,690	1,199,233
Johnson & Johnson (Pharmaceuticals)	4,690	713,583
JPMorgan Chase & Co. (Banks)	4,690	1,253,637
McDonald's Corp. (Hotels, Restaurants & Leisure)	4,690	1,354,003
Merck & Co., Inc. (Pharmaceuticals)	4,691	463,565
Microsoft Corp. (Software)	4,690	1,946,632
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	4,691	360,738
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	4,690	563,128
Salesforce, Inc. (Software)	4,690	1,602,573
The Boeing Co.* (Aerospace & Defense)	4,690	827,879
The Coca-Cola Co. (Beverages)	4,691	297,785
The Goldman Sachs Group, Inc. (Capital Markets)	4,690	3,003,477
The Home Depot, Inc. (Specialty Retail)	4,690	1,932,186
The Procter & Gamble Co. (Household Products)	4,690	778,493
The Sherwin-Williams Co. (Chemicals)	4,690	1,679,770
The Travelers Cos., Inc. (Insurance)	4,690	1,149,894
The Walt Disney Co. (Entertainment)	4,691	530,364

Common Stocks, continued

	Shares	Value
UnitedHealth Group, Inc. (Health Care Providers & Services)	4,690	$2,544,278
Verizon Communications, Inc. (Diversified Telecommunication Services)	4,692	184,818
Visa, Inc.—Class A (Financial Services)	4,690	1,603,042
Walmart, Inc. (Consumer Staples Distribution & Retail)	4,690	460,370
TOTAL COMMON STOCKS (Cost $14,035,700)		33,987,562

Repurchase Agreements(a)(b) (29.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.08%–4.20%, dated 1/31/25, due 2/3/25, total to be received $14,313,988	$14,309,000	$14,309,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,309,000)		14,309,000
TOTAL INVESTMENT SECURITIES (Cost $28,344,700)—100.3%		48,296,562
Net other assets (liabilities)—(0.3)%		(166,988)
NET ASSETS—100.0%		$48,129,574

*  Non-income producing security.

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2025, the aggregate amount held in a segregated account was $7,863,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Future	11	3/24/25	$2,458,390	$935

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	2/27/25	5.08%	$27,316,875	$(123,744)
SPDR Dow Jones Industrial Average ETF	Goldman Sachs International	2/27/25	4.92%	7,047,373	(36,718)
				$34,364,248	$(160,462)
Dow Jones Industrial Average	UBS AG	2/27/25	5.13%	$16,800,094	$(73,321)
SPDR Dow Jones Industrial Average ETF	UBS AG	2/27/25	5.13%	8,622,156	(38,410)
				$25,422,250	$(111,731)
				$59,786,498	$(272,193)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of January 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

132 :: UltraDow 30 ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

UltraDow 30 ProFund invested in the following industries as of January 31, 2025:

	Value	% of Net Assets
Aerospace & Defense	$827,879	1.7%
Banks	1,253,637	2.6%
Beverages	297,785	0.6%
Biotechnology	1,338,620	2.8%
Broadline Retail	1,114,719	2.3%
Capital Markets	3,003,476	6.3%
Chemicals	1,679,771	3.5%
Communications Equipment	284,275	0.6%
Consumer Finance	1,488,841	3.1%
Consumer Staples Distribution & Retail	460,370	1.0%
Diversified Telecommunication Services	184,818	0.4%
Entertainment	530,365	1.1%
Financial Services	1,603,042	3.3%
Health Care Providers & Services	2,544,278	5.3%
Hotels, Restaurants & Leisure	1,354,003	2.8%
Household Products	778,493	1.6%
Industrial Conglomerates	1,763,065	3.7%
Insurance	1,149,894	2.4%
	Value	% of Net Assets
IT Services	$1,199,233	2.5%
Machinery	1,742,053	3.6%
Oil, Gas & Consumable Fuels	699,701	1.4%
Pharmaceuticals	1,177,148	2.4%
Semiconductors & Semiconductor Equipment	563,128	1.1%
Software	3,549,204	7.4%
Specialty Retail	1,932,186	4.0%
Technology Hardware, Storage & Peripherals	1,106,840	2.3%
Textiles, Apparel & Luxury Goods	360,738	0.8%
Other**	14,142,012	29.4%
Total	$48,129,574	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: UltraEmerging Markets ProFund :: 133

Common Stocks (81.1%)

	Shares	Value
Alibaba Group Holding, Ltd.ADR (Broadline Retail)	6,732	$665,390
Ambev S.A.ADR (Beverages)	16,640	30,784
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	3,578	50,128
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	6,489	65,863
Baidu, Inc.*ADR (Interactive Media & Services)	1,075	97,395
Banco Bradesco S.A.ADR (Banks)	20,033	42,270
Banco de ChileADR (Banks)	838	20,732
BeiGene, Ltd.*ADR (Biotechnology)	235	52,873
Bilibili, Inc.*ADR (Entertainment)	1,051	17,573
Cemex S.A.B. de C.V.ADR (Construction Materials)	5,709	33,854
Centrais Eletricas Brasileiras S.A.ADR (Electric Utilities)	3,440	21,294
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	1,434	55,697
Cia de Saneamento Basico do Estado de Sao Paulo SABESPADR (Water Utilities)	1,727	27,943
Dr. Reddy's Laboratories, Ltd.ADR (Pharmaceuticals)	2,297	31,745
Embraer S.A.*ADR (Aerospace & Defense)	656	26,876
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	652	55,629
Full Truck Alliance Co., Ltd.ADR (Ground Transportation)	2,798	31,505
Gold Fields, Ltd.ADR (Metals & Mining)	3,375	57,139
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	154	28,544
H World Group, Ltd.ADR (Hotels, Restaurants & Leisure)	642	20,634
Harmony Gold Mining Co., Ltd.ADR (Metals & Mining)	2,107	23,746
HDFC Bank, Ltd.ADR (Banks)	6,315	382,941
ICICI Bank, Ltd.ADR (Banks)	7,545	216,315
Infosys, Ltd.ADR(a) (IT Services)	12,100	265,595
Itau Unibanco Holding S.A.ADR (Banks)	18,275	105,994
JD.com, Inc.ADR (Broadline Retail)	5,463	222,453
KB Financial Group, Inc.ADR (Banks)	1,395	87,146
KE Holdings, Inc.ADR (Real Estate Management & Development)	2,668	46,503
Li Auto, Inc.*ADR (Automobiles)	2,398	56,161
NetEase, Inc. (Entertainment)	1,313	135,042
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	463	22,576
NIO, Inc.*ADR(a) (Automobiles)	6,653	28,741
PDD Holdings, Inc.*ADR (Broadline Retail)	2,276	254,707
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	7,017	99,712
POSCO Holdings, Inc.ADR (Metals & Mining)	1,122	49,951
Shinhan Financial Group Co., Ltd.ADR (Banks)	1,921	67,273
Sociedad Quimica y Minera de Chile S.A.ADR(a) (Chemicals)	539	21,312
Suzano S.A.ADR (Paper & Forest Products)	2,622	28,318
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	5,375	1,125,095
Telkom Indonesia(Persero) Tbk PTADR (Diversified Telecommunication Services)	1,793	28,724

Common Stocks, continued

	Shares	Value
Tencent Music Entertainment GroupADR (Entertainment)	2,499	$29,938
Trip.com Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	2,014	141,322
United Microelectronics Corp.ADR(a) (Semiconductors & Semiconductor Equipment)	8,788	50,795
Vale S.A.ADR (Metals & Mining)	13,523	125,628
Vipship Holdings, Ltd.ADR (Broadline Retail)	1,384	19,888
Wipro, Ltd.ADR (IT Services)	10,655	39,104
Woori Financial Group, Inc.ADR (Banks)	831	27,174
XPeng, Inc.*ADR (Automobiles)	2,485	37,822
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	1,413	26,367
TOTAL COMMON STOCKS (Cost $2,401,690)		5,200,211

Preferred Stocks (1.6%)

Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	8,345	107,651
TOTAL PREFERRED STOCKS (Cost $22,593)		107,651

Repurchase Agreements(b)(c) (14.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.08%–4.20%, dated 1/31/25, due 2/3/25, total to be received $950,331	$950,000	$950,000
TOTAL REPURCHASE AGREEMENTS (Cost $950,000)		950,000

Collateral for Securities Loaned(d) (5.3%)

	Shares	Value
Invesco Government & Agency Portfolio— Institutional Shares, 4.34%(e)	344,767	$344,767
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $344,767)		344,767
TOTAL INVESTMENT SECURITIES (Cost $3,719,050)— 100.9%		6,602,629
Net other assets (liabilities)—(0.9)%		(57,844)
NET ASSETS—100.0%		$6,544,785

*  Non-income producing security.

(a)  All or part of this security was on loan as of January 31, 2025. The total value of securities on loan as of January 31, 2025 was $333,162.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2025, the aggregate amount held in a segregated account was $207,000.

See accompanying notes to the financial statements.

134 :: UltraEmerging Markets ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

(d)  Securities were purchased with cash collateral held from securities on loan at January 31, 2025.

(e)  Rate periodically changes. Rate disclosed is the daily yield as of January 31, 2025.

ADR  American Depositary Receipt

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Emerging 50 ADR Index (USD)	Goldman Sachs International	2/27/25	5.08%	$4,557,692	$143,668
S&P Emerging 50 ADR Index (USD)	UBS AG	2/27/25	5.13%	3,218,917	119,401
				$7,776,609	$263,069

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of January 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraEmerging Markets ProFund invested in the following industries as of January 31, 2025:

	Value	% of Net Assets
Aerospace & Defense	$26,876	0.4%
Air Freight & Logistics	26,367	0.4%
Automobiles	122,724	1.9%
Banks	949,846	14.5%
Beverages	86,413	1.3%
Biotechnology	52,873	0.8%
Broadline Retail	1,162,439	17.8%
Chemicals	21,312	0.3%
Construction Materials	33,854	0.5%
Diversified Consumer Services	22,576	0.3%
Diversified Telecommunication Services	84,420	1.3%
Electric Utilities	21,294	0.3%
Entertainment	182,553	2.8%
Ground Transportation	31,505	0.5%
Hotels, Restaurants & Leisure	161,956	2.5%
Interactive Media & Services	97,395	1.5%
IT Services	304,699	4.6%
Metals & Mining	256,465	3.9%
Oil, Gas & Consumable Fuels	207,362	3.1%
Paper & Forest Products	28,318	0.5%
Pharmaceuticals	31,744	0.5%
Real Estate Management & Development	46,503	0.7%
Semiconductors & Semiconductor Equipment	1,241,753	19.0%
Transportation Infrastructure	28,544	0.4%
Water Utilities	27,943	0.5%
Wireless Telecommunication Services	50,128	0.8%
Other**	1,236,923	18.9%
Total	$6,544,785	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as or January 31, 2025:

	Value	% of Net Assets
Brazil	$616,471	9.5%
Chile	42,044	0.6%
China	1,906,891	29.2%
India	935,699	14.3%
Indonesia	28,724	0.4%
Mexico	168,155	2.5%
South Africa	80,885	1.2%
South Korea	231,544	3.5%
Taiwan	1,297,449	19.9%
Other**	1,236,923	18.9%
Total	$6,544,785	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: UltraInternational ProFund :: 135

Repurchase Agreements(a)(b) (97.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.08%–4.20%, dated 1/31/25, due 2/3/25, total to be received $2,955,030	$2,954,000	$2,954,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,954,000)		2,954,000
TOTAL INVESTMENT SECURITIES (Cost $2,954,000)—97.4%		2,954,000
Net other assets (liabilities)—2.6%		77,826
NET ASSETS—100.0%		$3,031,826

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2025, the aggregate amount held in a segregated account was $165,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	2/27/25	4.98%	$2,880,520	$(4,500)
MSCI EAFE Index	UBS AG	2/27/25	5.13%	3,197,584	(5,713)
				$6,078,104	$(10,213)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of January 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

136 :: UltraJapan ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Repurchase Agreements(a)(b) (78.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.08%–4.20%, dated 1/31/25, due 2/3/25, total to be received $15,827,516	$15,822,000	$15,822,000
TOTAL REPURCHASE AGREEMENTS (Cost $15,822,000)		15,822,000
TOTAL INVESTMENT SECURITIES (Cost $15,822,000)—78.5%		15,822,000
Net other assets (liabilities)—21.5%		4,328,716
NET ASSETS—100.0%		$20,150,716

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2025, the aggregate amount held in a segregated account was $50,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME Nikkei 225 Index Futures Contracts	204	3/14/25	$40,182,900	$(91,938)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	2/27/25	4.78%	$120,437	$1,670

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of January 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: UltraLatin America ProFund :: 137

Common Stocks (84.5%)

	Shares	Value
Ambev S.A.*ADR (Beverages)	93,351	$172,699
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	17,964	251,676
Banco Bradesco S.A.ADR (Banks)	112,387	237,137
Banco de ChileADR (Banks)	4,702	116,328
BANCO SANTANDER CHILE ADR*ADR (Banks)	3,289	67,128
Bancolombia SAADR (Banks)	2,391	94,564
BRF SA*ADR (Food Products)	11,035	41,381
Cemex S.A.B. de C.V.ADR (Construction Materials)	32,027	189,920
Centrais Eletricas Brasileiras S.A.*ADR (Electric Utilities)	19,299	119,461
Cia De Minas Buenaventura S.A.AADR (Metals & Mining)	5,060	64,566
Cia de Saneamento Basico do Estado de Sao Paulo SABESPADR (Water Utilities)	9,689	156,768
Cia Energetica de Minas GeraisADR (Electric Utilities)	40,309	75,378
Coca-Cola FEMSA SAB de CV*ADR (Beverages)	1,111	87,202
Corp Inmobiliaria Vesta SAB de CVADR (Real Estate Management & Development)	1,867	48,990
Cosan SA*ADR (Oil, Gas & Consumable Fuels)	6,121	32,992
Embraer S.A.*ADR (Aerospace & Defense)	3,682	150,852
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	3,495	298,194
Gerdau SAADR (Metals & Mining)	29,364	85,449
Grupo Aeroportuario del Centro NorteADR (Transportation Infrastructure)	729	55,112
Grupo Aeroportuario del Pacifico S.A.B. de C.V.*ADR (Transportation Infrastructure)	863	159,958
Grupo Aeroportuario del Sureste S.A.B. de C.V.ADR (Transportation Infrastructure)	369	101,279
Grupo Financiero Galicia S.A.*ADR (Banks)	2,273	153,382
Itau Unibanco Holding S.A.ADR (Banks)	97,910	567,877
Latam Airlines Group SA*ADR (Airlines)	1,982	60,332
Pampa Energia SA*ADR (Electric Utilities)	589	52,674
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	37,594	534,211
Sociedad Quimica y Minera de Chile S.A.ADR(a) (Chemicals)	3,022	119,490
Suzano S.A.ADR(a) (Paper & Forest Products)	14,710	158,868
Telefonica Brasil SAADR (Diversified Telecommunication Services)	8,392	74,101
TIM SA BrazilADR (Wireless Telecommunication Services)	3,380	44,751
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	15,340	43,566
Vale S.A.ADR (Metals & Mining)	72,451	673,070
Vista Energy SAB de CV*ADR (Oil, Gas & Consumable Fuels)	1,631	87,992
YPF Sociedad Anonima*ADR (Oil, Gas & Consumable Fuels)	4,077	160,920
TOTAL COMMON STOCKS (Cost $3,018,449)		5,338,268

Preferred Stocks (8.2%)

	Shares	Value
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	44,710	$576,759
TOTAL PREFERRED STOCKS (Cost $121,245)		576,759

Rights(NM)

Grupo Financiero Galicia S.A.† (Financials)	25	340
TOTAL RIGHTS (Cost $181)		340

Repurchase Agreements(b)(c) (16.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.08%–4.20%, dated 1/31/25, due 2/3/25, total to be received $1,137,396	$1,137,000	$1,137,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,137,000)		1,137,000

Collateral for Securities Loaned(d) (2.0%)

	Shares	Value
Invesco Government & Agency Portfolio— Institutional Shares, 4.34%(e)	136,613	$136,613
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $136,613)		136,613
TOTAL INVESTMENT SECURITIES (Cost $4,413,488)—102.8%		7,188,980
Net other assets (liabilities)—(2.8)%		(195,264)
NET ASSETS—100.0%		$6,993,716

*  Non-income producing security.

†  These securities were fair valued based on procedures approved by the Board of Trustees. As of January 31, 2025, these securities represented less than 0.005% of the net assets of the Fund.

(a)  All or part of this security was on loan as of January 31, 2025. The total value of securities on loan as of January 31, 2025 was $129,262.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2025, the aggregate amount held in a segregated account was $225,000.

(d)  Securities were purchased with cash collateral held from securities on loan at January 31, 2025.

(e)  Rate periodically changes. Rate disclosed is the daily yield as of January 31, 2025.

ADR  American Depositary Receipt

NM  Not meaningful, amount is less than 0.05%

See accompanying notes to the financial statements.

138 :: UltraLatin America ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Latin America 35 ADR Index (USD)	Goldman Sachs International	2/27/25	5.08%	$4,334,692	$77,690
S&P Latin America 35 ADR Index (USD)	UBS AG	2/27/25	4.93%	3,760,534	59,093
				$8,095,226	$136,783

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of January 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraLatin America ProFund invested in the following industries as of January 31, 2025:

	Value	% of Net Assets
Aerospace & Defense	$150,852	2.1%
Airlines	60,332	0.9%
Banking	340	NM
Banks	1,236,417	17.7%
Beverages	558,095	8.0%
Chemicals	119,490	1.7%
Construction Materials	189,920	2.7%
Diversified Telecommunication Services	74,101	1.1%
Electric Utilities	247,513	3.5%
Food Products	41,381	0.6%
Metals & Mining	823,085	11.7%
Oil, Gas & Consumable Fuels	1,436,439	20.5%
Paper & Forest Products	158,868	2.3%
Real Estate Management & Development	48,990	0.7%
Transportation Infrastructure	316,349	4.5%
Water Utilities	156,768	2.3%
Wireless Telecommunication Services	296,427	4.2%
Other**	1,078,349	15.5%
Total	$6,993,716	100.0%

UltraLatin America ProFund invested in securities with exposure to the following countries as or January 31, 2025:

	Value	% of Net Assets
Argentina	$367,315	5.2%
Brazil	3,745,321	53.5%
Chile	363,278	5.3%
Colombia	94,564	1.3%
Mexico	1,280,323	18.3%
Peru	64,566	0.9%
Other**	1,078,349	15.5%
Total	$6,993,716	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 139

Common Stocks (74.6%)

	Shares	Value
AAON, Inc. (Building Products)	733	$85,307
Abercrombie & Fitch Co.*—Class A (Specialty Retail)	554	66,137
Acadia Healthcare Company, Inc.* (Health Care Providers & Services)	1,008	45,471
Acuity Brands, Inc. (Electrical Equipment)	332	110,353
Advanced Drainage Systems, Inc. (Building Products)	765	92,496
AECOM (Construction & Engineering)	1,455	153,415
Affiliated Managers Group, Inc. (Capital Markets)	328	61,644
AGCO Corp. (Machinery)	672	70,177
Agree Realty Corp. (Retail REITs)	1,122	81,424
Alcoa Corp. (Metals & Mining)	2,804	99,037
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	1,418	34,160
ALLETE, Inc. (Electric Utilities)	628	41,209
Ally Financial, Inc. (Consumer Finance)	2,977	116,014
Altair Engineering, Inc.*—Class A (Software)	648	71,507
Amedisys, Inc.* (Health Care Providers & Services)	355	32,838
American Airlines Group, Inc.* (Passenger Airlines)	7,133	120,690
American Financial Group, Inc. (Insurance)	784	107,063
American Homes 4 Rent—Class A (Residential REITs)	3,443	119,231
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,231	30,295
Annaly Capital Management, Inc. (Mortgage REITs)	6,084	124,174
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	3,658	58,674
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	3,175	118,491
Appfolio, Inc.*—Class A (Software)	250	58,478
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	417	108,433
AptarGroup, Inc. (Containers & Packaging)	722	113,461
Aramark (Hotels, Restaurants & Leisure)	2,860	111,283
Arcadium Lithium PLC* (Chemicals)	11,674	67,009
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	571	66,550
ASGN, Inc.* (IT Services)	480	42,341
Ashland, Inc. (Chemicals)	530	33,650
Aspen Technology, Inc.* (Software)	288	75,902
Associated Banc-Corp. (Banks)	1,746	43,894
Autoliv, Inc. (Automobile Components)	786	75,975
AutoNation, Inc.* (Specialty Retail)	284	53,548
Avantor, Inc.* (Life Sciences Tools & Services)	7,387	164,582
Avient Corp. (Chemicals)	992	42,557
Avis Budget Group, Inc.* (Ground Transportation)	183	16,415
Avnet, Inc. (Electronic Equipment, Instruments & Components)	944	48,767
Axalta Coating Systems, Ltd.* (Chemicals)	2,367	85,070
Bank OZK (Banks)	1,145	58,155
Belden, Inc. (Electronic Equipment, Instruments & Components)	438	51,014
BellRing Brands, Inc.* (Personal Care Products)	1,402	108,444

Common Stocks, continued

	Shares	Value
Berry Global Group, Inc. (Containers & Packaging)	1,243	$84,425
BILL Holdings, Inc.* (Software)	1,033	99,963
BioMarin Pharmaceutical, Inc.* (Biotechnology)	2,068	131,028
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	209	75,424
BJ's Wholesale Club Holdings, Inc.* (Consumer Staples Distribution & Retail)	1,439	142,533
Black Hills Corp. (Multi-Utilities)	777	45,633
Blackbaud, Inc.* (Software)	425	32,789
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	719	55,111
Brighthouse Financial, Inc.* (Insurance)	644	39,741
Brixmor Property Group, Inc. (Retail REITs)	3,278	85,424
Bruker Corp. (Life Sciences Tools & Services)	1,201	69,838
Brunswick Corp. (Leisure Products)	717	48,354
Burlington Stores, Inc.* (Specialty Retail)	684	194,208
BWX Technologies, Inc. (Aerospace & Defense)	992	112,027
Cabot Corp. (Chemicals)	595	51,450
CACI International, Inc.*—Class A (Professional Services)	243	93,862
Cadence Bank (Banks)	1,986	69,907
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	1,280	31,718
Carlisle Cos., Inc. (Building Products)	490	190,836
Carpenter Technology Corp. (Metals & Mining)	541	104,445
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)	403	169,973
Celsius Holdings, Inc.* (Beverages)	1,709	42,691
ChampionX Corp. (Energy Equipment & Services)	2,068	59,228
Chart Industries, Inc.* (Machinery)	456	96,485
Chemed Corp. (Health Care Providers & Services)	163	91,606
Chewy, Inc.*—Class A (Specialty Retail)	1,789	69,735
Choice Hotels International, Inc.(a) (Hotels, Restaurants & Leisure)	242	35,654
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	663	74,554
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	797	98,493
Ciena Corp.* (Communications Equipment)	1,567	136,548
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	577	57,954
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	963	48,882
Clean Harbors, Inc.* (Commercial Services & Supplies)	549	127,917
Cleveland-Cliffs, Inc.* (Metals & Mining)	5,255	53,811
CNH Industrial N.V. (Machinery)	9,489	122,218
CNO Financial Group, Inc. (Insurance)	1,120	44,733
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,620	44,356
Coca-Cola Consolidated, Inc. (Beverages)	64	87,528
Cognex Corp. (Electronic Equipment, Instruments & Components)	1,861	74,254
Coherent Corp.* (Electronic Equipment, Instruments & Components)	1,679	151,933
Columbia Banking System, Inc. (Banks)	2,274	63,445
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	348	30,728
See accompanying notes to the financial statements.

140 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
Comerica, Inc. (Banks)	1,427	$96,066
Comfort Systems USA, Inc. (Construction & Engineering)	386	168,586
Commerce Bancshares, Inc. (Banks)	1,330	88,844
Commercial Metals Co. (Metals & Mining)	1,236	59,934
CommVault Systems, Inc.* (Software)	474	75,489
Concentrix Corp. (Professional Services)	506	26,454
COPT Defense Properties (Office REITs)	1,221	35,946
Core & Main, Inc.*—Class A (Trading Companies & Distributors)	2,091	118,016
Coty, Inc.*—Class A (Personal Care Products)	3,966	29,071
Cousins Properties, Inc. (Office REITs)	1,818	55,504
Crane Co. (Machinery)	528	89,929
Crane NXT Co. (Electronic Equipment, Instruments & Components)	533	34,096
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	632	64,508
Crown Holdings, Inc. (Containers & Packaging)	1,283	112,724
CubeSmart (Specialized REITs)	2,455	102,374
Cullen/Frost Bankers, Inc. (Banks)	696	97,022
Curtiss-Wright Corp. (Aerospace & Defense)	412	142,938
Cytokinetics, Inc.* (Biotechnology)	1,281	63,358
Darling Ingredients, Inc.* (Food Products)	1,726	64,656
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	2,158	42,642
Dick's Sporting Goods, Inc. (Specialty Retail)	628	150,751
DocuSign, Inc.* (Software)	2,203	213,097
Dolby Laboratories, Inc.*—Class A (Software)	647	54,173
Donaldson Co., Inc. (Machinery)	1,300	92,547
Doximity, Inc.*—Class A (Health Care Technology)	1,391	82,208
Dropbox, Inc.*—Class A (Software)	2,416	77,674
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	1,054	106,538
Duolingo, Inc.* (Diversified Consumer Services)	412	149,964
Dynatrace, Inc.* (Software)	3,239	187,052
Eagle Materials, Inc. (Construction Materials)	364	93,453
East West Bancorp, Inc. (Banks)	1,505	154,969
EastGroup Properties, Inc. (Industrial REITs)	537	91,086
elf Beauty, Inc.* (Personal Care Products)	611	61,045
EMCOR Group, Inc. (Construction & Engineering)	499	223,581
Encompass Health Corp. (Health Care Providers & Services)	1,093	108,502
EnerSys (Electrical Equipment)	432	41,934
Envista Holdings Corp.* (Health Care Equipment & Supplies)	1,868	38,331
EPR Properties (Specialized REITs)	822	37,894
Equitable Holdings, Inc. (Financial Services)	3,401	185,083
Equity LifeStyle Properties, Inc. (Residential REITs)	2,074	135,744
Esab Corp. (Machinery)	616	76,285
Essent Group, Ltd. (Financial Services)	1,152	67,104
Essential Utilities, Inc. (Water Utilities)	2,741	97,251
Euronet Worldwide, Inc.* (Financial Services)	448	44,128
Evercore Partners, Inc. (Capital Markets)	384	111,848
Exelixis, Inc.* (Biotechnology)	3,100	102,765
ExlService Holdings, Inc.* (Professional Services)	1,746	87,754
Expand Energy Corp. (Oil, Gas & Consumable Fuels)	2,282	231,851
Exponent, Inc. (Professional Services)	551	50,510

Common Stocks, continued

	Shares	Value
F.N.B. Corp. (Banks)	3,903	$61,238
Fabrinet* (Electronic Equipment, Instruments & Components)	394	85,187
Federated Hermes, Inc.—Class B (Capital Markets)	845	33,606
Fidelity National Financial, Inc. (Insurance)	2,821	164,097
First American Financial Corp. (Insurance)	1,118	70,680
First Financial Bankshares, Inc. (Banks)	1,396	52,015
First Horizon Corp. (Banks)	5,754	125,955
First Industrial Realty Trust, Inc. (Industrial REITs)	1,437	76,721
FirstCash Holdings, Inc. (Consumer Finance)	422	46,061
Five Below, Inc.* (Specialty Retail)	597	55,987
Flex, Ltd.* (Electronic Equipment, Instruments & Components)	4,209	175,305
Floor & Decor Holdings, Inc.*—Class A (Specialty Retail)	1,164	116,516
Flowers Foods, Inc. (Food Products)	2,127	41,583
Flowserve Corp. (Machinery)	1,425	89,234
Fluor Corp.* (Construction & Engineering)	1,861	89,719
Fortune Brands Innovations, Inc. (Building Products)	1,348	96,611
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	2,406	86,039
FTI Consulting, Inc.* (Professional Services)	383	74,819
GameStop Corp.*—Class A (Specialty Retail)	4,410	118,629
Gaming and Leisure Properties, Inc. (Specialized REITs)	2,978	144,105
GATX Corp.* (Trading Companies & Distributors)	386	63,871
Genpact, Ltd. (Professional Services)	1,761	85,743
Gentex Corp. (Automobile Components)	2,469	63,996
Glacier Bancorp, Inc. (Banks)	1,231	61,144
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	1,234	114,416
Graco, Inc. (Machinery)	1,832	154,200
Graham Holdings Co.—Class B (Diversified Consumer Services)	36	33,438
Grand Canyon Education, Inc.* (Diversified Consumer Services)	312	54,800
Graphic Packaging Holding Co. (Containers & Packaging)	3,258	89,367
Greif, Inc.—Class A (Containers & Packaging)	281	17,203
Guidewire Software, Inc.* (Software)	904	190,988
GXO Logistics, Inc.* (Air Freight & Logistics)	1,297	58,949
H&R Block, Inc. (Diversified Consumer Services)	1,488	82,301
Haemonetics Corp.* (Health Care Equipment & Supplies)	545	37,632
Halozyme Therapeutics, Inc.* (Biotechnology)	1,381	78,220
Hamilton Lane, Inc.—Class A (Capital Markets)	454	72,268
Hancock Whitney Corp. (Banks)	934	55,797
Harley-Davidson, Inc. (Automobiles)	1,244	33,663
Healthcare Realty Trust, Inc. (Health Care REITs)	3,846	64,421
HealthEquity, Inc.* (Health Care Providers & Services)	947	104,568
Hexcel Corp. (Aerospace & Defense)	879	57,311
HF Sinaclair Corp. (Oil, Gas & Consumable Fuels)	1,736	62,635
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	673	27,728

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 141

Common Stocks, continued

	Shares	Value
Home BancShares, Inc. (Banks)	2,007	$60,591
Houlihan Lokey, Inc. (Capital Markets)	581	105,579
Hyatt Hotels Corp.—Class A (Hotels, Restaurants & Leisure)	458	72,469
IDACORP, Inc. (Electric Utilities)	578	63,545
Illumina, Inc.* (Life Sciences Tools & Services)	1,721	228,446
Independence Realty Trust, Inc. (Residential REITs)	2,439	46,853
Ingredion, Inc. (Food Products)	707	96,462
Insperity, Inc. (Professional Services)	386	28,954
Interactive Brokers Group, Inc.—Class A (Capital Markets)	1,182	257,014
International Bancshares Corp. (Banks)	580	38,216
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	291	21,339
Iridium Communications, Inc.* (Diversified Telecommunication Services)	1,236	35,535
ITT, Inc. (Machinery)	885	133,653
Janus Henderson Group PLC (Capital Markets)	1,381	62,048
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	656	81,586
Jefferies Financial Group, Inc. (Capital Markets)	1,762	135,480
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	515	145,642
KB Home (Household Durables)	764	51,264
KBR, Inc. (Professional Services)	1,446	78,691
Kemper Corp. (Insurance)	653	43,869
Kilroy Realty Corp. (Office REITs)	1,153	44,990
Kinsale Capital Group, Inc. (Insurance)	240	106,066
Kirby Corp.* (Marine Transportation)	623	68,000
Kite Realty Group Trust (Retail REITs)	2,385	55,213
Knife River Corp.* (Construction Materials)	614	63,598
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	1,757	100,307
Kyndryl Holdings, Inc.* (IT Services)	2,521	95,697
Lamar Advertising Co.—Class A (Specialized REITs)	954	120,605
Lancaster Colony Corp. (Food Products)	209	35,267
Landstar System, Inc. (Ground Transportation)	383	63,065
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	754	69,753
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,497	85,359
Lear Corp. (Automobile Components)	589	55,419
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	959	84,306
Lincoln Electric Holdings, Inc. (Machinery)	612	121,653
Lithia Motors, Inc.—Class A (Specialty Retail)	289	108,693
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	270	64,357
LivaNova PLC* (Health Care Equipment & Supplies)	589	29,421
Louisiana-Pacific Corp. (Paper & Forest Products)	678	79,306
Lumentum Holdings, Inc.* (Communications Equipment)	745	63,370
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	629	83,185
Macy's, Inc. (Broadline Retail)	3,011	46,911
Manhattan Associates, Inc.* (Software)	663	138,295

Common Stocks, continued

	Shares	Value
ManpowerGroup, Inc. (Professional Services)	510	$30,712
Maplebear, Inc.* (Consumer Staples Distribution & Retail)	1,751	84,538
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	348	30,196
Masimo Corp.* (Health Care Equipment & Supplies)	482	83,979
MasTec, Inc.* (Construction & Engineering)	668	96,920
Matador Resources Co. (Oil, Gas & Consumable Fuels)	1,259	73,022
Mattel, Inc.* (Leisure Products)	3,656	68,149
Maximus, Inc. (Professional Services)	653	49,164
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	276	96,365
MGIC Investment Corp. (Financial Services)	2,750	70,235
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	730	82,694
Morningstar, Inc. (Capital Markets)	293	96,292
MSA Safety, Inc. (Commercial Services & Supplies)	427	70,340
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	486	39,079
Mueller Industries, Inc. (Machinery)	1,234	97,178
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	1,488	39,625
Murphy USA, Inc. (Specialty Retail)	200	100,582
National Fuel Gas Co. (Gas Utilities)	992	69,470
National Retail Properties, Inc. (Retail REITs)	2,035	80,159
National Storage Affiliates Trust (Specialized REITs)	761	28,271
Neogen Corp.* (Health Care Equipment & Supplies)	2,141	24,536
Neurocrine Biosciences, Inc.* (Biotechnology)	1,099	166,850
New Jersey Resources Corp. (Gas Utilities)	1,076	51,594
New York Community Bancorp, Inc. (Banks)	3,289	38,909
NewMarket Corp. (Chemicals)	83	41,336
Nexstar Media Group, Inc. (Media)	316	48,418
NEXTracker, Inc.*—Class A (Electrical Equipment)	1,558	78,554
Nordstrom, Inc. (Broadline Retail)	1,051	25,434
NorthWestern Energy Group, Inc. (Multi-Utilities)	665	35,850
NOV, Inc. (Energy Equipment & Services)	4,223	61,022
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	390	58,367
nVent Electric PLC (Electrical Equipment)	1,789	116,447
OGE Energy Corp. (Electric Utilities)	2,181	92,104
Old National Bancorp (Banks)	3,462	82,569
Old Republic International Corp. (Insurance)	2,532	92,621
Olin Corp. (Chemicals)	1,265	37,052
Ollie's Bargain Outlet Holdings, Inc.* (Broadline Retail)	665	74,155
Omega Healthcare Investors, Inc. (Health Care REITs)	2,930	108,586
ONE Gas, Inc. (Gas Utilities)	615	43,444
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	536	109,751
Option Care Health, Inc.* (Health Care Providers & Services)	1,847	57,109
Ormat Technologies, Inc. (Independent Power/Renewable Electricity Producers)	585	37,528

See accompanying notes to the financial statements.

142 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
Oshkosh Corp. (Machinery)	706	$82,178
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	2,825	119,272
Owens Corning (Building Products)	930	171,633
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)	2,241	30,231
Parsons Corp.* (Professional Services)	507	40,190
Paylocity Holding Corp.* (Professional Services)	472	97,006
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	1,063	31,103
Penske Automotive Group, Inc. (Specialty Retail)	202	33,457
Penumbra, Inc.* (Health Care Equipment & Supplies)	416	111,060
Performance Food Group Co.* (Consumer Staples Distribution & Retail)	1,691	152,714
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	6,907	101,188
Perrigo Co. PLC (Pharmaceuticals)	1,481	36,892
Pilgrim's Pride Corp.* (Food Products)	438	20,385
Pinnacle Financial Partners, Inc. (Banks)	830	103,559
Planet Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)	913	98,750
Polaris Industries, Inc. (Leisure Products)	569	27,141
Portland General Electric Co. (Electric Utilities)	1,144	47,064
Post Holdings, Inc.* (Food Products)	514	54,566
PotlatchDeltic Corp. (Specialized REITs)	778	34,800
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	618	38,514
Primerica, Inc. (Insurance)	362	105,042
Prosperity Bancshares, Inc. (Banks)	1,034	82,720
Pure Storage, Inc.*—Class A (Technology Hardware, Storage & Peripherals)	3,378	228,995
PVH Corp. (Textiles, Apparel & Luxury Goods)	606	54,298
Qualys, Inc.* (Software)	397	55,346
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	1,157	71,294
Range Resources Corp. (Oil, Gas & Consumable Fuels)	2,618	96,971
Rayonier, Inc. (Specialized REITs)	1,532	40,042
Rb Global, Inc. (Commercial Services & Supplies)	2,002	179,139
RBC Bearings, Inc.* (Machinery)	339	118,226
Regal Rexnord Corp. (Electrical Equipment)	719	114,127
Reinsurance Group of America, Inc. (Insurance)	714	162,691
Reliance Steel & Aluminum Co. (Metals & Mining)	587	169,937
RenaissanceRe Holdings, Ltd. (Insurance)	564	131,175
Repligen Corp.* (Life Sciences Tools & Services)	565	93,909
Rexford Industrial Realty, Inc. (Industrial REITs)	2,409	97,950
RH* (Specialty Retail)	163	68,315
RLI Corp. (Insurance)	905	66,382
Roivant Sciences, Ltd.* (Biotechnology)	4,662	51,888
Royal Gold, Inc. (Metals & Mining)	713	99,692
RPM International, Inc. (Chemicals)	1,397	176,859
Ryan Specialty Holdings, Inc. (Insurance)	1,154	76,833
Ryder System, Inc. (Ground Transportation)	458	73,010
Sabra Health Care REIT, Inc. (Health Care REITs)	2,568	42,911
Saia, Inc.* (Ground Transportation)	289	138,752

Common Stocks, continued

	Shares	Value
Sarepta Therapeutics, Inc.* (Biotechnology)	1,036	$117,814
Science Applications International Corp. (Professional Services)	537	58,146
SEI Investments Co. (Capital Markets)	1,063	92,035
Selective Insurance Group, Inc. (Insurance)	660	55,526
Sensata Technologies Holding PLC (Electrical Equipment)	1,623	44,081
Service Corp. International (Diversified Consumer Services)	1,570	122,648
Shift4 Payments, Inc.*—Class A (Financial Services)	745	89,288
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	353	47,863
Siligan Holdings, Inc. (Containers & Packaging)	880	48,418
Simpson Manufacturing Co., Inc. (Building Products)	457	76,776
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	1,429	107,662
SLM Corp. (Consumer Finance)	2,305	64,333
Sonoco Products Co. (Containers & Packaging)	1,067	50,832
Sotera Health Co.* (Life Sciences Tools & Services)	1,661	22,772
SouthState Corp. (Banks)	1,066	112,559
Southwest Gas Holdings, Inc. (Gas Utilities)	654	48,841
Spire, Inc. (Gas Utilities)	627	44,492
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	1,085	171,799
STAG Industrial, Inc. (Industrial REITs)	1,977	67,574
Starwood Property Trust, Inc. (Mortgage REITs)	3,477	67,280
Stifel Financial Corp. (Capital Markets)	1,111	128,709
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	434	36,847
Synovus Financial Corp. (Banks)	1,538	86,774
Taylor Morrison Home Corp.* (Household Durables)	1,123	72,389
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	822	117,143
Tempur Sealy International, Inc. (Household Durables)	1,885	119,019
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,032	145,398
Teradata Corp.* (Software)	1,039	33,154
Terex Corp. (Machinery)	725	34,865
Tetra Tech, Inc. (Commercial Services & Supplies)	2,905	106,904
Texas Capital Bancshares, Inc.* (Banks)	502	39,633
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	725	131,297
The Boston Beer Co., Inc.*—Class A (Beverages)	93	23,312
The Brink's Co. (Commercial Services & Supplies)	473	44,145
The Carlyle Group, Inc. (Capital Markets)	2,290	128,606
The Chemours Co. (Chemicals)	1,623	30,821
The Ensign Group, Inc. (Health Care Providers & Services)	618	86,310
The Gap, Inc. (Specialty Retail)	2,410	58,009
The Goodyear Tire & Rubber Co.* (Automobile Components)	3,093	27,435
The Hanover Insurance Group, Inc. (Insurance)	391	59,858
The Middleby Corp.* (Machinery)	584	99,946

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 143

Common Stocks, continued

	Shares	Value
The New York Times Co.—Class A (Media)	1,771	$96,165
The Scotts Miracle-Gro Co.* (Chemicals)	463	32,854
The Timken Co. (Machinery)	693	55,627
The Toro Co. (Machinery)	1,114	92,763
The Wendy's Co. (Hotels, Restaurants & Leisure)	1,860	27,584
The Western Union Co. (Financial Services)	3,667	37,843
Thor Industries, Inc. (Automobiles)	577	59,338
TKO Group Holdings, Inc.* (Entertainment)	722	112,061
Toll Brothers, Inc. (Household Durables)	1,095	148,712
TopBuild Corp.* (Household Durables)	318	108,972
Travel + Leisure Co.* (Hotels, Restaurants & Leisure)	743	40,389
Trex Co., Inc.* (Building Products)	1,162	84,628
TXNM Energy, Inc. (Electric Utilities)	979	47,335
UFP Industries, Inc. (Building Products)	659	76,213
UGI Corp. (Gas Utilities)	2,330	71,600
UMB Financial Corp. (Banks)	734	86,539
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	2,051	17,126
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	1,408	10,602
United Bankshares, Inc. (Banks)	1,464	56,364
United States Steel Corp. (Metals & Mining)	2,443	90,025
United Therapeutics Corp.* (Biotechnology)	485	170,318
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	479	71,812
Unum Group (Insurance)	1,823	139,004
US Foods Holding Corp.* (Consumer Staples Distribution & Retail)	2,527	179,241
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	406	69,069
Valaris, Ltd.* (Energy Equipment & Services)	710	34,037
Valley National Bancorp (Banks)	5,154	52,983
Valmont Industries, Inc. (Construction & Engineering)	217	71,992
Valvoline, Inc.* (Specialty Retail)	1,399	51,917
Viper Energy, Inc. (Oil & Gas Producers)	1,118	52,434
Visteon Corp.* (Automobile Components)	300	25,218
Vontier Corp. (Electronic Equipment, Instruments & Components)	1,630	62,837
Vornado Realty Trust (Office REITs)	1,801	77,911
Voya Financial, Inc. (Financial Services)	1,044	74,114
Warner Music Group Corp.*—Class A (Entertainment)	1,537	48,877
Watsco, Inc. (Trading Companies & Distributors)	378	180,907
Watts Water Technologies, Inc.—Class A (Machinery)	297	61,414
Weatherford International PLC* (Energy Equipment & Services)	788	49,605
Webster Financial Corp. (Banks)	1,860	112,046
WESCO International, Inc. (Trading Companies & Distributors)	483	89,355
Western Alliance Bancorp (Banks)	1,184	104,038
Westlake Corp. (Chemicals)	363	41,480
WEX, Inc.* (Financial Services)	432	79,440
Whirlpool Corp. (Household Durables)	598	62,796
Williams-Sonoma, Inc. (Specialty Retail)	1,371	289,788
Wingstop, Inc. (Hotels, Restaurants & Leisure)	317	94,434
Wintrust Financial Corp. (Banks)	721	94,314

Common Stocks, continued

	Shares	Value
Woodward, Inc. (Aerospace & Defense)	647	$119,857
WP Carey, Inc. (Equity REIT–Diversified)	2,375	132,786
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	844	88,637
XPO, Inc.* (Ground Transportation)	1,264	168,958
YETI Holdings, Inc.* (Leisure Products)	920	34,279
Zions Bancorp N.A. (Banks)	1,603	92,750
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	2,945	30,304
TOTAL COMMON STOCKS (Cost $20,083,363)		33,049,312

Repurchase Agreements(b)(c) (25.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.08%–4.20%, dated 1/31/25, due 2/3/25, total to be received $11,408,976	$11,405,000	$11,405,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,405,000)		11,405,000

Collateral for Securities Loaned(d) (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio— Institutional Shares, 4.34%(e)	30,301	$30,301
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $30,301)		30,301
TOTAL INVESTMENT SECURITIES (Cost $31,518,664)—100.5%		44,484,613
Net other assets (liabilities)—(0.5)%		(230,483)
NET ASSETS—100.0%		$44,254,130

*  Non-income producing security.

(a)  All or part of this security was on loan as of January 31, 2025. The total value of securities on loan as of January 31, 2025 was $29,613.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2025, the aggregate amount held in a segregated account was $7,139,000.

(d)  Securities were purchased with cash collateral held from securities on loan at January 31, 2025.

(e)  Rate periodically changes. Rate disclosed is the daily yield as of January 31, 2025.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

144 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	6	3/24/25	$1,950,000	$(60,701)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	2/27/25	4.98%	$22,491,013	$(21,426)
SPDR S&P MidCap 400 ETF	Goldman Sachs International	2/27/25	4.75%	6,339,353	(11,692)
				$28,830,366	$(33,118)
S&P MidCap 400	UBS AG	2/27/25	5.13%	$18,724,647	$(11,912)
SPDR S&P MidCap 400 ETF	UBS AG	2/27/25	5.13%	6,051,368	(9,796)
				$24,776,015	$(21,708)
				$53,606,381	$(54,826)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of January 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 145

UltraMid-Cap ProFund invested in the following industries as of January 31, 2025:

	Value	% of Net Assets
Aerospace & Defense	$432,133	1.0%
Air Freight & Logistics	58,949	0.1%
Automobile Components	248,043	0.6%
Automobiles	93,001	0.2%
Banks	2,273,015	5.1%
Beverages	153,531	0.3%
Biotechnology	882,241	2.0%
Broadline Retail	146,500	0.3%
Building Products	874,499	2.0%
Capital Markets	1,285,129	2.9%
Chemicals	640,138	1.4%
Commercial Services & Supplies	528,445	1.2%
Communications Equipment	199,918	0.5%
Construction & Engineering	804,214	1.8%
Construction Materials	157,051	0.4%
Consumer Finance	226,408	0.5%
Consumer Staples Distribution & Retail	900,798	2.0%
Containers & Packaging	516,431	1.2%
Diversified Consumer Services	443,151	1.0%
Diversified Telecommunication Services	121,574	0.3%
Electric Utilities	291,257	0.7%
Electrical Equipment	505,496	1.1%
Electronic Equipment, Instruments & Components	1,011,148	2.3%
Energy Equipment & Services	203,892	0.5%
Entertainment	160,938	0.3%
Equity REIT–Diversified	132,786	0.3%
Financial Services	647,235	1.5%
Food Products	312,919	0.7%
Gas Utilities	329,441	0.7%
Ground Transportation	560,507	1.3%
Health Care Equipment & Supplies	551,770	1.2%
Health Care Providers & Services	671,802	1.5%
Health Care REITs	215,918	0.5%
Health Care Technology	82,208	0.2%
Hotel & Resort REITs	30,231	0.1%
Hotels, Restaurants & Leisure	1,065,400	2.4%
Household Durables	563,152	1.3%
Independent Power/Renewable Electricity Producers	37,528	0.1%
Industrial REITs	333,331	0.7%
Insurance	1,465,381	3.3%
	Value	% of Net Assets
Interactive Media & Services	$30,304	0.1%
IT Services	138,038	0.3%
Leisure Products	177,923	0.4%
Life Sciences Tools & Services	751,336	1.7%
Machinery	1,688,577	3.8%
Marine Transportation	68,000	0.1%
Media	144,583	0.3%
Metals & Mining	676,880	1.5%
Mortgage REITs	191,454	0.4%
Multi-Utilities	81,483	0.2%
Office REITs	214,351	0.5%
Oil & Gas Producers	52,434	0.1%
Oil, Gas & Consumable Fuels	1,207,162	2.7%
Paper & Forest Products	79,306	0.2%
Passenger Airlines	120,690	0.3%
Personal Care Products	198,560	0.5%
Pharmaceuticals	118,479	0.3%
Professional Services	802,005	1.8%
Real Estate Management & Development	145,642	0.3%
Residential REITs	301,828	0.7%
Retail REITs	302,220	0.7%
Semiconductors & Semiconductor Equipment	749,728	1.7%
Software	1,363,908	3.1%
Specialized REITs	508,091	1.1%
Specialty Retail	1,536,272	3.5%
Technology Hardware, Storage & Peripherals	228,995	0.5%
Textiles, Apparel & Luxury Goods	316,642	0.7%
Trading Companies & Distributors	599,661	1.4%
Water Utilities	97,251	0.2%
Other**	11,204,818	25.4%
Total	$44,254,130	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

146 :: UltraNasdaq-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks (76.7%)

	Shares	Value
Adobe, Inc.* (Software)	22,705	$9,932,301
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	83,707	9,705,827
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	22,328	2,928,764
Alphabet, Inc.—Class A (Interactive Media & Services)	122,503	24,993,062
Alphabet, Inc.—Class C (Interactive Media & Services)	116,023	23,854,329
Amazon.com, Inc.* (Broadline Retail)	220,452	52,397,031
American Electric Power Co., Inc. (Electric Utilities)	27,471	2,702,048
Amgen, Inc. (Biotechnology)	27,726	7,913,556
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	25,599	5,424,172
ANSYS, Inc.* (Software)	4,509	1,580,405
Apple, Inc. (Technology Hardware, Storage & Peripherals)	316,912	74,791,232
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	42,525	7,669,384
AppLovin Corp*—Class A (Software)	15,406	5,693,904
ARM Holdings PLC*ADR(a) (Semiconductors & Semiconductor Equipment)	6,606	1,053,987
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	4,576	3,383,083
AstraZeneca PLCADR (Pharmaceuticals)	30,039	2,125,560
Atlassian Corp.*—Class A (Software)	8,328	2,554,864
Autodesk, Inc.* (Software)	11,091	3,453,072
Automatic Data Processing, Inc. (Professional Services)	21,018	6,368,664
Axon Enterprise, Inc.* (Aerospace & Defense)	3,932	2,564,372
Baker Hughes Co. (Energy Equipment & Services)	51,043	2,357,166
Biogen, Inc.* (Biotechnology)	7,515	1,081,634
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	1,706	8,082,278
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	161,952	35,835,118
Cadence Design Systems, Inc.* (Software)	14,147	4,210,430
CDW Corp. (Electronic Equipment, Instruments & Components)	6,875	1,369,088
Charter Communications, Inc.*—Class A (Media)	7,334	2,533,824
Cintas Corp. (Commercial Services & Supplies)	20,802	4,172,257
Cisco Systems, Inc. (Communications Equipment)	205,436	12,449,422
Coca-Cola European Partners PLC (Beverages)	23,750	1,865,563
Cognizant Technology Solutions Corp.—Class A (IT Services)	25,578	2,112,998
Comcast Corp.—Class A (Media)	196,892	6,627,384
Constellation Energy Corp. (Electric Utilities)	16,134	4,839,876
Copart, Inc.* (Commercial Services & Supplies)	49,703	2,879,295
CoStar Group, Inc.* (Real Estate Management & Development)	21,148	1,619,937

Common Stocks, continued

	Shares	Value
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	22,853	$22,393,198
Crowdstrike Holdings, Inc.* (Software)	12,062	4,801,520
CSX Corp. (Ground Transportation)	99,472	3,269,644
Datadog, Inc.*—Class A (Software)	16,157	2,305,765
Dexcom, Inc.* (Health Care Equipment & Supplies)	20,149	1,749,538
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	15,062	2,475,590
DoorDash, Inc.*—Class A (Hotels, Restaurants & Leisure)	20,063	3,788,496
Electronic Arts, Inc. (Entertainment)	13,530	1,662,972
Exelon Corp. (Electric Utilities)	51,833	2,073,320
Fastenal Co. (Trading Companies & Distributors)	29,553	2,164,462
Fortinet, Inc.* (Software)	39,536	3,988,392
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	23,569	2,081,143
Gilead Sciences, Inc. (Biotechnology)	64,285	6,248,502
GLOBALFOUNDRIES, Inc.* (Semiconductors & Semiconductor Equipment)	28,509	1,182,268
Honeywell International, Inc. (Industrial Conglomerates)	33,539	7,503,345
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	4,224	1,782,739
Intel Corp. (Semiconductors & Semiconductor Equipment)	222,472	4,322,631
Intuit, Inc. (Software)	14,437	8,684,000
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	18,373	10,507,151
Keurig Dr Pepper, Inc. (Beverages)	69,969	2,246,005
KLA Corp. (Semiconductors & Semiconductor Equipment)	6,900	5,093,856
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	66,370	5,379,289
Linde PLC (Chemicals)	24,561	10,957,153
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	6,070	2,514,194
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	14,335	4,165,608
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	44,681	5,042,698
MercadoLibre, Inc.* (Broadline Retail)	2,614	5,024,605
Meta Platforms, Inc.—Class A (Interactive Media & Services)	45,705	31,498,972
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	27,702	1,504,219
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	57,465	5,243,107
Microsoft Corp. (Software)	155,877	64,698,307
MicroStrategy, Inc.*—Class A (Software)	11,689	3,913,360
Mondelez International, Inc.—Class A (Food Products)	68,975	3,999,861
MongoDB, Inc.* (IT Services)	3,811	1,041,623
Monster Beverage Corp.* (Beverages)	50,164	2,443,488
Netflix, Inc.* (Entertainment)	22,048	21,535,604
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	513,447	61,649,580

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: UltraNasdaq-100 ProFund :: 147

Common Stocks, continued

	Shares	Value
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	13,109	$2,733,882
Old Dominion Freight Line, Inc. (Ground Transportation)	11,014	2,044,309
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	21,965	1,149,648
O'Reilly Automotive, Inc.* (Specialty Retail)	2,978	3,854,782
PACCAR, Inc. (Machinery)	27,044	2,998,639
Palantir Technologies, Inc.*—Class A (Software)	112,483	9,278,723
Palo Alto Networks, Inc.* (Software)	33,848	6,242,248
Paychex, Inc. (Professional Services)	18,566	2,741,641
PayPal Holdings, Inc.* (Financial Services)	51,714	4,580,826
PDD Holdings, Inc.*ADR (Broadline Retail)	34,455	3,855,859
PepsiCo, Inc. (Beverages)	70,769	10,664,180
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	57,307	9,910,100
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	5,576	3,752,536
Roper Technologies, Inc. (Software)	5,530	3,183,345
Ross Stores, Inc. (Specialty Retail)	17,112	2,576,383
Starbucks Corp. (Hotels, Restaurants & Leisure)	58,483	6,297,449
Synopsys, Inc.* (Software)	7,923	4,163,378
Take-Two Interactive Software, Inc.* (Entertainment)	9,058	1,680,350
Tesla, Inc.* (Automobiles)	76,050	30,769,830
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	47,053	8,686,454
The Kraft Heinz Co. (Food Products)	62,373	1,861,210
The Trade Desk, Inc.*—Class A (Media)	23,195	2,752,783
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	59,860	13,945,584
Verisk Analytics, Inc. (Professional Services)	7,284	2,093,713
Vertex Pharmaceuticals, Inc.* (Biotechnology)	13,283	6,132,495
Warner Bros. Discovery, Inc.* (Entertainment)	126,541	1,321,088
Workday, Inc.*—Class A (Software)	10,987	2,879,253
Xcel Energy, Inc. (Electric Utilities)	29,623	1,990,666
Zscaler, Inc.* (Software)	7,913	1,603,095
TOTAL COMMON STOCKS (Cost $325,179,307)		829,806,541

Repurchase Agreements(b)(c) (20.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.08%–4.20%, dated 1/31/25, due 2/3/25, total to be received $222,060,388	$221,983,000	$221,983,000
TOTAL REPURCHASE AGREEMENTS (Cost $221,983,000)		221,983,000

Collateral for Securities Loaned(d) (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio— Institutional Shares, 4.34%(e)	785,000	$785,000
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $785,000)		785,000
TOTAL INVESTMENT SECURITIES (Cost $547,947,307)—97.3%		1,052,574,541
Net other assets (liabilities)—2.7%		29,009,990
NET ASSETS—100.0%		$1,081,584,531

*  Non-income producing security.

(a)  All or part of this security was on loan as of January 31, 2025. The total value of securities on loan as of January 31, 2025 was $797,750.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2025, the aggregate amount held in a segregated account was $152,715,000.

(d)  Securities were purchased with cash collateral held from securities on loan at January 31, 2025.

(e)  Rate periodically changes. Rate disclosed is the daily yield as of January 31, 2025.

ADR  American Depositary Receipt

NYS  New York Shares

See accompanying notes to the financial statements.

148 :: UltraNasdaq-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME E-Mini Nasdaq-100 Index Futures Contracts	348	3/24/25	$150,261,180	$(2,685,138)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Invesco QQQ Trust, Series 1 ETF	Goldman Sachs International	2/27/25	4.88%	$110,306,806	$1,514,608
Nasdaq-100 Index	Goldman Sachs International	2/27/25	5.08%	543,370,824	8,228,688
				$653,677,630	$9,743,296
Invesco QQQ Trust, Series 1 ETF	UBS AG	2/27/25	5.13%	$163,912,146	$2,443,925
Nasdaq-100 Index	UBS AG	2/27/25	5.13%	365,124,702	5,792,078
				$529,036,848	$8,236,003
				$1,182,714,478	$17,979,299

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of January 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraNasdaq-100 ProFund invested in the following industries as of January 31, 2025:

	Value	% of Net Assets
Aerospace & Defense	$2,564,372	0.2%
Automobiles	30,769,830	2.9%
Beverages	17,219,236	1.6%
Biotechnology	25,128,723	2.3%
Broadline Retail	61,277,495	5.7%
Chemicals	10,957,153	1.0%
Commercial Services & Supplies	7,051,552	0.7%
Communications Equipment	12,449,422	1.2%
Consumer Staples Distribution & Retail	22,393,198	2.1%
Electric Utilities	11,605,910	1.1%
Electronic Equipment, Instruments & Components	1,369,087	0.1%
Energy Equipment & Services	2,357,166	0.2%
Entertainment	26,200,014	2.4%
Financial Services	4,580,826	0.4%
Food Products	5,861,071	0.5%
Ground Transportation	5,313,953	0.5%
Health Care Equipment & Supplies	16,120,571	1.5%
Hotels, Restaurants & Leisure	25,262,595	2.3%
Industrial Conglomerates	7,503,345	0.7%
Interactive Media & Services	80,346,363	7.4%
IT Services	3,154,621	0.3%
Machinery	2,998,639	0.3%
	Value	% of Net Assets
Media	$11,913,991	1.1%
Oil, Gas & Consumable Fuels	2,475,590	0.2%
Pharmaceuticals	2,125,560	0.2%
Professional Services	11,204,018	1.0%
Real Estate Management & Development	1,619,937	0.2%
Semiconductors & Semiconductor Equipment	174,969,303	16.2%
Software	143,166,363	13.2%
Specialty Retail	6,431,165	0.6%
Technology Hardware, Storage & Peripherals	74,791,232	6.9%
Textiles, Apparel & Luxury Goods	2,514,194	0.2%
Trading Companies & Distributors	2,164,462	0.2%
Wireless Telecommunication Services	13,945,584	1.3%
Other**	251,777,990	23.3%
Total	$1,081,584,531	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: UltraShort China ProFund :: 149

Repurchase Agreements(a)(b) (70.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.08%–4.20%, dated 1/31/25, due 2/3/25, total to be received $1,263,440	$1,263,000	$1,263,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,263,000)		1,263,000
TOTAL INVESTMENT SECURITIES (Cost $1,263,000)—70.8%		1,263,000
Net other assets (liabilities)—29.2%		521,500
NET ASSETS—100.0%		$1,784,500

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2025, the aggregate amount held in a segregated account was $67,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P China Select ADR Index (USD)	Goldman Sachs International	2/27/25	(3.98)%	$(2,191,664)	$17,593
S&P China Select ADR Index (USD)	UBS AG	2/27/25	(4.13)%	(1,380,982)	(5,905)
				$(3,572,646)	$11,688

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of January 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

150 :: UltraShort Dow 30 ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Repurchase Agreements(a)(b) (92.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.08%–4.20%, dated 1/31/25, due 2/3/25, total to be received $1,909,665	$1,909,000	$1,909,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,909,000)		1,909,000
TOTAL INVESTMENT SECURITIES (Cost $1,909,000)—92.8%		1,909,000
Net other assets (liabilities)—7.2%		148,340
NET ASSETS—100.0%		$2,057,340

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2025, the aggregate amount held in a segregated account was $582,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	2/27/25	(4.83)%	$(2,346,301)	$9,274
Dow Jones Industrial Average	UBS AG	2/27/25	(4.73)%	(1,776,842)	7,675
				$(4,123,143)	$16,949

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of January 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: UltraShort Emerging Markets ProFund :: 151

Repurchase Agreements(a)(b) (67.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.08%–4.20%, dated 1/31/25, due 2/3/25, total to be received $459,160	$459,000	$459,000
TOTAL REPURCHASE AGREEMENTS (Cost $459,000)		459,000
TOTAL INVESTMENT SECURITIES (Cost $459,000)—67.3%		459,000
Net other assets (liabilities)—32.7%		222,528
NET ASSETS—100.0%		$681,528

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2025, the aggregate amount held in a segregated account was $29,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Emerging 50 ADR Index (USD)	Goldman Sachs International	2/27/25	(4.13)%	$(683,868)	$(22,435)
S&P Emerging 50 ADR Index (USD)	UBS AG	2/27/25	(4.33)%	(678,127)	(15,654)
				$(1,361,995)	$(38,089)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of January 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

152 :: UltraShort International ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Repurchase Agreements(a)(b) (97.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.08%–4.20%, dated 1/31/25, due 2/3/25, total to be received $3,897,358	$3,896,000	$3,896,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,896,000)		3,896,000
TOTAL INVESTMENT SECURITIES (Cost $3,896,000)—97.7%		3,896,000
Net other assets (liabilities)—2.3%		92,944
NET ASSETS—100.0%		$3,988,944

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2025, the aggregate amount held in a segregated account was $206,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	2/27/25	(4.28)%	$(2,490,292)	$13,006
MSCI EAFE Index	UBS AG	2/27/25	(4.63)%	(5,459,363)	15,323
				$(7,949,655)	$28,329

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of January 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: UltraShort Japan ProFund :: 153

Repurchase Agreements(a)(b) (105.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.08%–4.20%, dated 1/31/25, due 2/3/25, total to be received $463,161	$463,000	$463,000
TOTAL REPURCHASE AGREEMENTS (Cost $463,000)		463,000
TOTAL INVESTMENT SECURITIES (Cost $463,000)—105.8%		463,000
Net other assets (liabilities)—(5.8)%		(25,454)
NET ASSETS—100.0%		$437,546

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2025, the aggregate amount held in a segregated account was $35,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME Nikkei 225 Index Futures Contracts	3	3/14/25	$(590,925)	$10,150

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	2/27/25	(4.58)%	$(284,341)	$(3,003)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of January 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

154 :: UltraShort Latin America ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Repurchase Agreements(a)(b) (95.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.08%–4.20%, dated 1/31/25, due 2/3/25, total to be received $1,051,366	$1,051,000	$1,051,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,051,000)		1,051,000
TOTAL INVESTMENT SECURITIES (Cost $1,051,000)—95.6%		1,051,000
Net other assets (liabilities)—4.4%		48,104
NET ASSETS—100.0%		$1,099,104

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2025, the aggregate amount held in a segregated account was $59,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Latin America 35 ADR Index (USD)	Goldman Sachs International	2/27/25	(3.98)%	$(973,266)	$(18,278)
S&P Latin America 35 ADR Index (USD)	UBS AG	2/27/25	(4.13)%	(1,218,383)	(16,504)
				$(2,191,649)	$(34,782)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of January 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: UltraShort Mid-Cap ProFund :: 155

Repurchase Agreements(a)(b) (94.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.08%–4.20%, dated 1/31/25, due 2/3/25, total to be received $508,177	$508,000	$508,000
TOTAL REPURCHASE AGREEMENTS (Cost $508,000)		508,000
TOTAL INVESTMENT SECURITIES (Cost $508,000)—94.1%		508,000
Net other assets (liabilities)—5.9%		31,784
NET ASSETS—100.0%		$539,784

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2025, the aggregate amount held in a segregated account was $188,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	2/27/25	(4.58)%	$(488,123)	$(39)
S&P MidCap 400	UBS AG	2/27/25	(4.73)%	(591,287)	(4)
				$(1,079,410)	$(43)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of January 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

156 :: UltraShort Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Repurchase Agreements(a)(b) (90.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.08%–4.20%, dated 1/31/25, due 2/3/25, total to be received $9,143,186	$9,140,000	$9,140,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,140,000)		9,140,000
TOTAL INVESTMENT SECURITIES (Cost $9,140,000)—90.2%		9,140,000
Net other assets (liabilities)—9.8%		991,189
NET ASSETS—100.0%		$10,131,189

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2025, the aggregate amount held in a segregated account was $2,655,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME E-Mini Nasdaq-100 Index Futures Contracts	4	3/24/25	$(1,727,140)	$37,888

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	2/27/25	(4.83)%	$(4,785,310)	$(74,049)
Nasdaq-100 Index	UBS AG	2/27/25	(4.73)%	(13,767,430)	(218,999)
				$(18,552,740)	$(293,048)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of January 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: UltraShort Small-Cap ProFund :: 157

Repurchase Agreements(a)(b) (81.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.08%–4.20%, dated 1/31/25, due 2/3/25, total to be received $1,902,663	$1,902,000	$1,902,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,902,000)		1,902,000
TOTAL INVESTMENT SECURITIES (Cost $1,902,000)—81.4%		1,902,000
Net other assets (liabilities)—18.6%		434,479
NET ASSETS—100.0%		$2,336,479

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2025, the aggregate amount held in a segregated account was $652,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME E-Mini Russell 2000 Index Futures Contracts	4	3/24/25	$(459,080)	$26,090

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	2/27/25	(4.48)%	$(1,628,835)	$(5,195)
Russell 2000 Index	UBS AG	2/27/25	(4.63)%	(2,578,227)	(3,082)
				$(4,207,062)	$(8,277)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of January 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

158 :: UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks (77.9%)

	Shares	Value
1-800-Flowers.com, Inc.*—Class A (Specialty Retail)	371	$2,979
1st Source Corp. (Banks)	268	16,809
1stdibs.Com, Inc.* (Broadline Retail)	371	1,443
2seventy bio, Inc.* (Biotechnology)	713	1,897
374Water, Inc.* (Machinery)	953	491
3D Systems Corp.* (Machinery)	1,857	6,685
4D Molecular Therapeutics, Inc.* (Biotechnology)	734	4,110
89bio, Inc.* (Biotechnology)	1,220	11,712
8X8, Inc.* (Software)	1,864	5,219
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	347	868
A10 Networks, Inc.* (Software)	1,033	20,257
AAR Corp.* (Aerospace & Defense)	509	34,490
Abercrombie & Fitch Co.*—Class A (Specialty Retail)	733	87,505
ABM Industries, Inc. (Commercial Services & Supplies)	921	49,145
Absci Corp.* (Biotechnology)	1,164	4,318
Acacia Research Corp.* (Financial Services)	550	2,398
Academy Sports & Outdoors, Inc. (Specialty Retail)	1,004	52,519
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	1,744	32,543
Acadia Realty Trust (Retail REITs)	1,708	39,352
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	753	8,486
ACCO Brands Corp. (Commercial Services & Supplies)	1,363	7,169
Accolade, Inc.* (Health Care Providers & Services)	1,065	7,338
Accuray, Inc.* (Health Care Equipment & Supplies)	1,414	3,153
ACELYRIN, Inc.* (Biotechnology)	1,064	2,096
Achieve Life Sciences, Inc.* (Biotechnology)	502	1,642
ACI Worldwide, Inc.* (Software)	1,537	82,306
ACM Research, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	743	15,269
ACNB Corp.* (Banks)	120	4,932
Acrivon Therapeutics, Inc.* (Biotechnology)	172	1,044
Actinium Pharmaceuticals, Inc.* (Biotechnology)	459	532
Acumen Pharmaceuticals, Inc.* (Biotechnology)	612	918
Acushnet Holdings Corp. (Leisure Products)	413	26,977
ACV Auctions, Inc.*—Class A (Commercial Services & Supplies)	2,157	45,642
AdaptHealth Corp.* (Health Care Providers & Services)	1,484	16,057
Adaptive Biotechnologies Corp.* (Life Sciences Tools & Services)	1,688	13,082
ADC Therapeutics SA* (Biotechnology)	1,186	1,992
Addus HomeCare Corp.* (Health Care Providers & Services)	254	31,791
Adeia, Inc. (Software)	1,586	20,380
Adient PLC* (Automobile Components)	1,266	22,066
ADMA Biologics, Inc.* (Biotechnology)	3,282	53,004
Adtalem Global Education, Inc.* (Diversified Consumer Services)	547	58,600
Common Stocks, continued

	Shares	Value
ADTRAN Holdings, Inc.* (Communications Equipment)	1,148	$11,905
Advanced Emissions Solutions, Inc.* (Chemicals)	407	2,540
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	545	62,719
AdvanSix, Inc. (Chemicals)	372	11,636
Advantage Solutions, Inc.* (Media)	1,544	4,076
Adverum Biotechnologies, Inc.* (Biotechnology)	303	1,279
Aehr Test Systems* (Semiconductors & Semiconductor Equipment)	413	4,679
Aemetis, Inc.* (Oil, Gas & Consumable Fuels)	529	1,222
Aerovate Therapeutics, Inc.* (Biotechnology)	197	516
AeroVironment, Inc.* (Aerospace & Defense)	409	73,681
AerSale Corp.* (Aerospace & Defense)	489	3,311
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	337	1,429
AFC Gamma, Inc.* (Mortgage REITs)	246	2,002
AG Mortgage Investment Trust, Inc. (Mortgage REITs)	419	2,879
Agenus, Inc.* (Biotechnology)	315	1,197
agilon health, Inc.* (Health Care Providers & Services)	4,497	15,020
Agilysys, Inc.* (Software)	328	29,592
Agios Pharmaceuticals, Inc.* (Biotechnology)	824	28,337
Air Transport Services Group, Inc.* (Air Freight & Logistics)	747	16,598
AirSculpt Technologies, Inc.* (Health Care Providers & Services)	193	924
Airship AI Holdings, Inc.* (Software)	117	523
Aka Brands Holding Corp.* (Specialty Retail)	9	144
Akebia Therapeutics, Inc.* (Biotechnology)	3,033	6,794
Akero Therapeutics, Inc.* (Biotechnology)	988	53,431
Akoya Biosciences, Inc.* (Life Sciences Tools & Services)	388	1,133
Alamo Group, Inc. (Machinery)	149	27,648
Alarm.com Holdings, Inc.* (Software)	690	41,862
Albany International Corp. (Machinery)	455	36,741
Aldeyra Therapeutics, Inc.* (Biotechnology)	726	3,804
Alector, Inc.* (Biotechnology)	1,177	1,954
Alerus Financial Corp.* (Financial Services)	328	6,934
Alexander & Baldwin, Inc. (Equity REIT-Diversified)	1,061	18,939
Alexander's, Inc.* (Retail REITs)	31	5,888
Alico, Inc.* (Food Products)	104	3,213
Alight, Inc.*—Class A (Professional Services)	6,116	41,895
Alignment Healthcare, Inc.* (Health Care Providers & Services)	1,458	22,439
Alkami Technology, Inc.* (Software)	774	26,927
Alkermes PLC* (Biotechnology)	2,347	74,001
Allegiant Travel Co. (Passenger Airlines)	226	23,149
ALLETE, Inc. (Electric Utilities)	846	55,515
Allied Motion Technologies, Inc. (Electrical Equipment)	212	5,345
Allogene Therapeutics, Inc.* (Biotechnology)	1,871	3,368
Alpha and Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	347	13,332
Alpha Metallurgical Resources, Inc.* (Metals & Mining)	160	29,307

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 159

Common Stocks, continued

	Shares	Value
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	1,517	$17,885
Alpine Income Property Trust, Inc.* (Equity REIT-Diversified)	183	3,085
Alta Equipment Group, Inc.* (Trading Companies & Distributors)	391	2,854
Altair Engineering, Inc.*—Class A (Software)	791	87,287
AlTi Global, Inc.* (Capital Markets)	503	1,957
Altimmune, Inc.* (Biotechnology)	1,035	6,872
Alto Neuroscience, Inc.* (Pharmaceuticals)	312	1,338
Altus Power, Inc.* (Independent Power/ Renewable Electricity Producers)	1,106	4,457
Alumis, Inc.* (Pharmaceuticals)	204	1,526
ALX Oncology Holdings, Inc.* (Biotechnology)	503	734
Amalgamated Financial Corp. (Banks)	261	9,119
A-Mark Precious Metals, Inc.* (Distributors)	259	7,296
Ambac Financial Group, Inc.* (Insurance)	663	7,711
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	552	42,349
AMC Entertainment Holdings, Inc.* (Entertainment)	5,085	15,814
AMC Networks, Inc.*—Class A (Media)	465	4,478
Amerant Bancorp, Inc.* (Banks)	540	12,528
Ameresco, Inc.*—Class A (Construction & Engineering)	469	10,613
American Assets Trust, Inc. (Equity REIT-Diversified)	698	16,947
American Axle & Manufacturing Holdings, Inc.* (Automobile Components)	1,675	8,760
American Eagle Outfitters, Inc. (Specialty Retail)	2,589	41,786
American Healthcare REIT, Inc. (Health Care REITs)	2,216	62,691
American Public Education, Inc.* (Diversified Consumer Services)	229	5,077
American Reality Investors, Inc.* (Real Estate Management & Development)	22	309
American Software, Inc.—Class A (Software)	458	6,467
American States Water Co. (Water Utilities)	544	40,529
American Superconductor Corp.* (Electrical Equipment)	509	13,371
American Vanguard Corp.* (Chemicals)	368	2,274
American Woodmark Corp.* (Building Products)	227	17,674
America's Car-Mart, Inc.* (Specialty Retail)	104	5,064
Ameris Bancorp (Banks)	960	63,024
AMERISAFE, Inc. (Insurance)	277	13,856
Ames National Corp.* (Banks)	128	2,321
Amicus Therapeutics, Inc.* (Biotechnology)	4,277	40,974
AMMO, Inc.* (Leisure Products)	1,308	2,289
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	552	15,191
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	2,319	19,155
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	561	19,562
Amplify Energy Corp.* (Oil, Gas & Consumable Fuels)	571	3,049
Amplitude, Inc.*—Class A (Software)	1,138	13,861
Amprius Technologies, Inc.* (Electrical Equipment)	229	763

Common Stocks, continued

	Shares	Value
AnaptysBio, Inc.* (Biotechnology)	315	$5,648
Anavex Life Sciences Corp.* (Biotechnology)	1,093	10,132
Angel Oak Mortgage REIT, Inc.* (Mortgage REITs)	173	1,768
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	564	6,435
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	269	15,774
Anika Therapeutics, Inc.* (Biotechnology)	191	3,258
Annexon, Inc.* (Biotechnology)	1,423	5,464
Anterix, Inc.* (Diversified Telecommunication Services)	148	4,228
Anywhere Real Estate, Inc.* (Real Estate Management & Development)	1,431	5,166
Apartment Investment and Management Co.* (Residential REITs)	2,028	18,333
Apogee Enterprises, Inc. (Building Products)	319	16,275
Apogee Therapeutics, Inc.* (Biotechnology)	552	22,831
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	2,020	17,897
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	628	23,154
Appian Corp.*—Class A (Software)	587	20,598
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	3,323	51,307
Applied Digital Corp.* (IT Services)	2,794	19,893
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	560	145,616
Applied Optoelectronics, Inc.* (Communications Equipment)	594	16,584
Applied Therapeutics, Inc.* (Biotechnology)	1,402	822
Aquestive Therapeutics, Inc.* (Pharmaceuticals)	1,083	3,271
Arbor Realty Trust, Inc. (Mortgage REITs)	2,684	35,938
Arbutus Biopharma Corp.* (Biotechnology)	2,130	7,093
Arcadium Lithium PLC* (Chemicals)	15,794	90,657
ArcBest Corp. (Ground Transportation)	343	32,794
Arcellx, Inc.* (Biotechnology)	628	42,786
Archer Aviation, Inc.*—Class A (Aerospace & Defense)	3,402	32,149
Archrock, Inc. (Energy Equipment & Services)	2,432	68,316
Arcosa, Inc. (Construction & Engineering)	707	71,619
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	334	5,668
Arcus Biosciences, Inc.* (Biotechnology)	792	10,217
Arcutis Biotherapeutics, Inc.* (Biotechnology)	1,567	20,747
Ardagh Metal Packaging SA* (Containers & Packaging)	2,106	5,834
Ardelyx, Inc.* (Biotechnology)	3,429	18,379
Ardent Health Partners, Inc.* (Health Care Providers & Services)	179	2,685
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)	604	7,169
Ares Commercial Real Estate Corp.* (Mortgage REITs)	779	4,409
Argan, Inc. (Construction & Engineering)	184	25,171
Arhaus, Inc. (Specialty Retail)	747	9,173
Aris Water Solutions, Inc.—Class A (Commercial Services & Supplies)	391	9,982
Arko Corp.* (Specialty Retail)	1,173	8,293
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,425	16,687

See accompanying notes to the financial statements.

160 :: UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
Armada Hoffler Properties, Inc. (Equity REIT-Diversified)	1,149	$11,237
ARMOUR Residential REIT, Inc. (Mortgage REITs)	818	15,395
Array Technologies, Inc.* (Electrical Equipment)	2,226	16,317
ArriVent Biopharma, Inc.* (Biotechnology)	410	11,701
Arrow Financial Corp. (Banks)	239	6,360
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,740	34,591
ARS Pharmaceuticals, Inc.* (Biotechnology)	717	9,335
Arteris, Inc.* (Software)	411	4,365
Artisan Partners Asset Management, Inc.—Class A (Capital Markets)	918	41,025
Artiva Biotherapeutics, Inc.* (Biotechnology)	214	1,087
Artivion, Inc.* (Health Care Equipment & Supplies)	579	17,926
Arvinas, Inc.* (Pharmaceuticals)	936	16,483
Asana, Inc.*—Class A (Software)	1,184	25,267
Asbury Automotive Group, Inc.* (Specialty Retail)	287	85,147
ASGN, Inc.* (IT Services)	630	55,573
Asp Isotopes, Inc.* (Chemicals)	764	4,393
Aspen Aerogels, Inc.* (Chemicals)	900	10,521
Associated Banc-Corp. (Banks)	2,357	59,255
AST SpaceMobile, Inc.* (Diversified Telecommunication Services)	1,953	39,529
Astec Industries, Inc. (Machinery)	332	11,590
Astria Therapeutics, Inc.* (Biotechnology)	674	5,298
Astronics Corp.* (Aerospace & Defense)	423	7,487
Asure Software, Inc.* (Professional Services)	355	4,196
Atea Pharmaceuticals, Inc.* (Pharmaceuticals)	1,125	3,443
Atkore, Inc. (Electrical Equipment)	522	42,512
Atlanta Braves Holdings, Inc.* (Entertainment)	149	6,361
Atlanta Braves Holdings, Inc.* (Entertainment)	731	28,326
Atlantic Union Bankshares Corp. (Banks)	1,304	49,252
Atlanticus Holdings Corp.* (Consumer Finance)	80	4,758
Atlas Energy Solutions, Inc.* (Energy Equipment & Services)	990	22,730
Atmus Filtration Technologies, Inc. (Machinery)	1,221	51,062
ATN International, Inc.* (Diversified Telecommunication Services)	151	2,348
Atossa Therapeutics, Inc.* (Biotechnology)	1,844	1,552
AtriCure, Inc.* (Health Care Equipment & Supplies)	690	27,510
AudioEye, Inc.* (Software)	104	1,970
Aura Biosciences, Inc.* (Biotechnology)	676	5,307
Aurinia Pharmaceuticals, Inc.* (Biotechnology)	1,957	15,558
Aurora Innovation, Inc.* (Software)	13,993	95,153
Avadel Pharmaceuticals PLC* (Pharmaceuticals)	1,347	10,641
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	661	11,382
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	762	3,505
AvePoint, Inc.* (Software)	1,877	35,250
Aviat Networks, Inc.* (Communications Equipment)	167	3,181
Avid Bioservices, Inc.* (Biotechnology)	906	11,307

Common Stocks, continued

	Shares	Value
Avidity Biosciences, Inc.* (Biotechnology)	1,618	$53,281
AvidXchange Holdings, Inc.* (Financial Services)	2,533	26,850
Avient Corp. (Chemicals)	1,317	56,499
Avista Corp. (Multi-Utilities)	1,141	41,783
Avita Medical, Inc.* (Biotechnology)	372	3,385
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	475	32,300
Axogen, Inc.* (Health Care Equipment & Supplies)	618	11,254
Axos Financial, Inc.* (Banks)	796	55,664
Axsome Therapeutics, Inc.* (Pharmaceuticals)	536	57,063
AZZ, Inc. (Building Products)	428	36,718
B&G Foods, Inc. (Food Products)	1,133	7,342
B. Riley Financial, Inc. (Capital Markets)	297	1,368
Backblaze, Inc.* (IT Services)	582	3,521
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	429	91,767
Balchem Corp. (Chemicals)	471	75,341
Bally's Corp.* (Hotels, Restaurants & Leisure)	349	6,345
Banc of California, Inc. (Banks)	2,026	32,457
BancFirst Corp. (Banks)	290	34,533
Banco Latinoamericano de Comercio Exterior S.A.—Class E (Financial Services)	398	15,036
Bandwidth, Inc.*—Class A (Diversified Telecommunication Services)	365	6,486
Bank First Corp.* (Banks)	141	14,266
Bank of Hawaii Corp. (Banks)	570	42,471
Bank of Marin Bancorp* (Banks)	230	5,812
Bank7 Corp.* (Banks)	59	2,535
BankUnited, Inc. (Banks)	1,087	44,687
Bankwell Financial Group, Inc.* (Banks)	94	2,931
Banner Corp. (Banks)	501	35,406
Bar Harbor Bankshares* (Banks)	218	6,906
BARK, Inc.* (Specialty Retail)	1,893	3,540
Barrett Business Services, Inc. (Professional Services)	374	16,205
BayCom Corp.* (Banks)	152	4,254
BCB Bancorp, Inc.* (Banks)	218	2,361
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	904	106,979
Beam Therapeutics, Inc.* (Biotechnology)	1,114	28,875
Beazer Homes USA, Inc.* (Household Durables)	426	9,440
Bel Fuse, Inc.*—Class A (Electronic Equipment, Instruments & Components)	26	2,148
Bel Fuse, Inc.—Class B (Electronic Equipment, Instruments & Components)	151	12,246
Belden, Inc. (Electronic Equipment, Instruments & Components)	591	68,834
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	520	22,183
Berkshire Hills Bancorp, Inc. (Banks)	626	18,411
Berry Corp. (Oil, Gas & Consumable Fuels)	1,117	4,870
Beyond Meat, Inc.* (Food Products)	870	3,445
Beyond, Inc.* (Specialty Retail)	665	5,513
BGC Group, Inc.—Class A (Capital Markets)	5,309	50,648
Bicara Therapeutics, Inc.* (Biotechnology)	281	3,546
BigBear.ai Holdings, Inc.* (IT Services)	1,505	6,381
BigCommerce Holdings, Inc.* (IT Services)	1,041	6,340

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 161

Common Stocks, continued

	Shares		Value
Biglari Holdings, Inc.*—Class B (Hotels, Restaurants & Leisure)	10		$2,320
BioAge Labs, Inc.* (Pharmaceuticals)	177		812
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	3,012		23,795
Biohaven, Ltd.* (Biotechnology)	1,252		47,889
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	525		14,336
Biomea Fusion, Inc.* (Biotechnology)	403		1,685
Biote Corp.*—Class A (Pharmaceuticals)	392		1,995
Bioventus, Inc.*—Class A (Health Care Equipment & Supplies)	559		5,970
Bit Digital, Inc.* (Software)	1,747		5,503
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	276		9,988
BKV Corp.* (Oil, Gas & Consumable Fuels)	210		5,145
Black Diamond Therapeutics, Inc.* (Biotechnology)	580		1,520
Black Hills Corp. (Multi-Utilities)	1,021		59,964
Blackbaud, Inc.* (Software)	591		45,596
Blackline, Inc.* (Software)	841		53,698
BlackSky Technology, Inc.* (Professional Services)	366		5,486
Blackstone Mortgage Trust, Inc.—Class A (Mortgage REITs)	2,530		45,539
Blade Air Mobility, Inc.*—Class A (Passenger Airlines)	846		3,257
Blend Labs, Inc.*—Class A (Software)	3,458		13,313
Blink Charging Co.* (Electrical Equipment)	1,403		1,712
Bloom Energy Corp.*—Class A (Electrical Equipment)	2,930		69,089
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	1,123		14,105
Blue Bird Corp.* (Machinery)	469		16,706
Blue Foundry Bancorp* (Banks)	293		2,857
Bluebird Bio, Inc.* (Biotechnology)	142		1,101
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	119		12,826
Blueprint Medicines Corp.* (Biotechnology)	927		104,316
Bluerock Homes Trust, Inc.* (Residential REITs)	—	(a)	1
Boise Cascade Co. (Trading Companies & Distributors)	567		71,533
Boot Barn Holdings, Inc.* (Specialty Retail)	431		69,326
Borr Drilling, Ltd.* (Energy Equipment & Services)	3,455		11,989
Boston Omaha Corp.*—Class A (Media)	359		5,220
Boundless Bio, Inc.* (Biotechnology)	246		563
Bowhead Specialty Holdings, Inc.* (Insurance)	170		5,496
Bowman Consulting Group, Ltd.* (Construction & Engineering)	200		5,086
Box, Inc.*—Class A (Software)	2,052		68,516
Braemar Hotels & Resports, Inc.* (Hotel & Resort REITs)	961		2,451
Brandywine Realty Trust (Office REITs)	2,470		13,560
Braze, Inc.*—Class A (Software)	961		44,187
BRC, Inc.*—Class A (Food Products)	771		2,089
Bread Financial Holdings, Inc. (Consumer Finance)	724		45,851
Bridgebio Pharma, Inc.* (Biotechnology)	2,049		70,096

Common Stocks, continued

	Shares	Value
Bridger Aerospace Group Holdings, Inc.* (Commercial Services & Supplies)	143	$402
Bridgewater Bancshares, Inc.* (Banks)	290	4,095
Brighsphere Investment Group, Inc. (Capital Markets)	395	9,843
BrightSpire Capital, Inc.* (Mortgage REITs)	1,882	10,596
BrightSpring Health Services, Inc.* (Health Care Providers & Services)	785	18,526
BrightView Holdings, Inc.* (Commercial Services & Supplies)	848	13,364
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	642	116,825
Bristow Group, Inc.* (Energy Equipment & Services)	358	11,946
Broadstone Net Lease, Inc. (Equity REIT-Diversified)	2,750	43,285
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	2,789	12,913
Brookfield Business Corp.*—Class A (Industrial Conglomerates)	379	9,047
Brookfiled Infrastructure Corp.—Class A (Gas & Water Utilities)	1,749	72,968
Brookline Bancorp, Inc. (Banks)	1,286	15,728
BRT Apartments Corp.* (Residential REITs)	164	2,811
Build-A-Bear Workshop, Inc. (Specialty Retail)	182	7,706
Bumble, Inc.*—Class A (Interactive Media & Services)	1,400	11,354
Burford Capital, Ltd.* (Financial Services)	2,920	40,997
Burke & Herbert Financial Services Corp.* (Banks)	198	12,733
Business First Bancshares, Inc. (Banks)	351	9,473
Byline Bancorp, Inc. (Banks)	453	13,291
Byrna Technologies, Inc.* (Aerospace & Defense)	252	6,814
C3.ai, Inc.*—Class A (Software)	1,612	50,536
C4 Therapeutics, Inc.* (Biotechnology)	877	3,043
Cabaletta Bio, Inc.* (Biotechnology)	654	1,563
Cable One, Inc. (Media)	82	24,929
Cabot Corp. (Chemicals)	781	67,533
Cactus, Inc.—Class A (Energy Equipment & Services)	972	58,038
Cadence Bank (Banks)	2,656	93,490
Cadiz, Inc.* (Water Utilities)	614	3,033
Cadre Holdings, Inc. (Aerospace & Defense)	379	14,610
Caesarstone, Ltd.* (Building Products)	301	1,324
Calavo Growers, Inc. (Food Products)	243	5,562
Caledonia Mining Corp. PLC* (Metals & Mining)	240	2,254
Caleres, Inc. (Specialty Retail)	498	9,128
California Resources Corp. (Oil, Gas & Consumable Fuels)	1,006	49,495
California Water Service Group (Water Utilities)	869	39,358
Calix, Inc.* (Communications Equipment)	867	34,403
Cal-Maine Foods, Inc. (Food Products)	598	64,524
Camden National Corp. (Banks)	212	9,616
CAMP4 Therapeutics Corp.* (Biotechnology)	100	481
Camping World Holdings, Inc.*—Class A (Specialty Retail)	818	18,888
Candel Therapeutics, Inc.* (Biotechnology)	316	2,234
Cannae Holdings, Inc. (Financial Services)	821	16,223

See accompanying notes to the financial statements.

162 :: UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
Cantaloupe, Inc.* (Financial Services)	851	$6,927
Capital Bancorp, Inc.* (Banks)	134	4,157
Capital City Bank Group, Inc.* (Banks)	201	7,415
Capitol Federal Financial, Inc. (Banks)	1,808	10,758
Capricor Therapeutics, Inc.* (Biotechnology)	534	8,031
Cardiff Oncology, Inc.* (Biotechnology)	595	2,398
Cardlytics, Inc.* (Media)	605	1,851
CareDx, Inc.* (Biotechnology)	737	17,172
CareTrust REIT, Inc. (Health Care REITs)	2,707	71,736
Cargo Therapeutics, Inc.* (Biotechnology)	501	1,804
Cargurus, Inc.* (Interactive Media & Services)	1,264	49,549
Caribou Biosciences, Inc.* (Biotechnology)	1,200	1,716
Carpenter Technology Corp. (Metals & Mining)	693	133,790
Carriage Services, Inc.* (Diversified Consumer Services)	199	8,149
Cars.com, Inc.* (Interactive Media & Services)	960	17,203
Carter Bankshares, Inc.* (Banks)	332	5,850
Cartesian Therapeutics, Inc.* (Biotechnology)	150	2,897
Casella Waste Systems, Inc.*—Class A (Commercial Services & Supplies)	910	97,862
Cass Information Systems, Inc. (Financial Services)	198	8,156
Cassava Sciences, Inc.* (Pharmaceuticals)	593	1,411
Castle Biosciences, Inc.* (Health Care Providers & Services)	377	10,658
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	1,630	36,773
Cathay General Bancorp (Banks)	1,015	48,202
Cavco Industries, Inc.* (Household Durables)	120	61,037
CBIZ, Inc.* (Professional Services)	698	59,895
CBL & Associates Properties, Inc.* (Retail REITs)	319	9,765
CECO Environmental Corp.* (Commercial Services & Supplies)	426	12,064
Celcuity, Inc.* (Biotechnology)	477	5,700
Celldex Therapeutics, Inc.* (Biotechnology)	941	23,045
Centerspace (Residential REITs)	241	14,641
Central Garden & Pet Co.* (Household Products)	140	5,109
Central Garden & Pet Co.*—Class A (Household Products)	760	23,704
Central Pacific Financial Corp. (Banks)	389	11,627
Centrus Energy Corp.*—Class A (Oil, Gas & Consumable Fuels)	211	17,365
Centuri Holdings, Inc.* (Construction & Engineering)	248	5,525
Century Aluminum Co.* (Metals & Mining)	769	14,057
Century Communities, Inc. (Household Durables)	407	31,087
Century Therapeutics, Inc.* (Biotechnology)	683	561
Cerence, Inc.* (Software)	599	7,464
CeriBell, Inc.* (Health Care Equipment & Supplies)	179	4,119
Cerus Corp.* (Health Care Equipment & Supplies)	2,631	4,920
CervoMed, Inc.* (Biotechnology)	80	181
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	340	10,951
CG Oncology, Inc.* (Biotechnology)	691	20,778
Champion Homes, Inc.* (Household Durables)	782	72,202

Common Stocks, continued

	Shares	Value
ChampionX Corp. (Energy Equipment & Services)	2,781	$79,649
ChargePoint Holdings, Inc.* (Electrical Equipment)	5,768	5,550
Chart Industries, Inc.* (Machinery)	626	132,455
Chatham Lodging Trust (Hotel & Resort REITs)	702	6,135
Chegg, Inc.* (Diversified Consumer Services)	1,468	2,261
Chemung Financial Corp.* (Banks)	48	2,426
Chesapeake Utilities Corp. (Gas Utilities)	322	39,365
Chicago Atlantic Real Estate Finance, Inc.* (Mortgage REITs)	253	3,889
Chimera Investment Corp.* (Mortgage REITs)	1,174	17,481
ChoiceOne Financial Services, Inc.* (Banks)	121	4,055
ChromaDex Corp.* (Life Sciences Tools & Services)	721	4,059
Cibus, Inc.* (Biotechnology)	266	662
Cimpress PLC* (Commercial Services & Supplies)	249	16,554
Cinemark Holdings, Inc.* (Entertainment)	1,608	46,037
Cipher Mining, Inc.* (Software)	2,952	16,915
Citi Trends, Inc.* (Specialty Retail)	93	2,409
Citizens & Northern Corp.* (Banks)	217	4,629
Citizens Financial Services, Inc.* (Banks)	66	4,042
City Holding Co. (Banks)	211	24,925
City Office REIT, Inc.* (Office REITs)	568	3,016
Civista Bancshares, Inc.* (Banks)	223	4,919
Claros Mortgage Trust, Inc.* (Mortgage REITs)	1,259	4,155
Clarus Corp.* (Leisure Products)	445	2,163
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	2,489	8,239
Cleanspark, Inc.* (Software)	3,627	37,866
Clear Channel Outdoor Holdings, Inc.* (Media)	5,142	6,993
Clear Secure, Inc.—Class A (Software)	1,279	30,274
Clearfield, Inc.* (Communications Equipment)	176	6,422
Clearwater Analytics Holdings, Inc.*—Class A (Software)	2,606	73,385
Clearwater Paper Corp.* (Paper & Forest Products)	237	7,620
Climb Global Solutions, Inc.* (Electronic Equipment, Instruments & Components)	61	7,731
Clipper Realty, Inc.* (Residential REITs)	173	706
CNB Financial Corp. (Banks)	300	7,590
CNO Financial Group, Inc. (Insurance)	1,535	61,308
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	2,127	58,237
Coastal Financial Corp.* (Banks)	166	14,804
Codexis, Inc.* (Life Sciences Tools & Services)	1,174	4,919
Coeur Mining, Inc.* (Metals & Mining)	5,758	38,003
Cogent Biosciences, Inc.* (Biotechnology)	1,337	12,447
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	642	48,368
Cohen & Steers, Inc. (Capital Markets)	401	35,541
Coherus Biosciences, Inc.* (Biotechnology)	1,623	1,915
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	674	15,441
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	468	15,032
Colony Bankcorp, Inc.* (Banks)	241	4,061
Columbia Financial, Inc.* (Banks)	398	5,886
Columbus McKinnon Corp. (Machinery)	414	15,078
Commercial Metals Co. (Metals & Mining)	1,660	80,493

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 163

Common Stocks, continued

	Shares	Value
Commercial Vehicle Group, Inc.* (Machinery)	489	$1,022
CommScope Holding Co., Inc.* (Communications Equipment)	3,129	15,801
Community Financial System, Inc. (Banks)	763	49,999
Community Health Systems, Inc.* (Health Care Providers & Services)	1,830	5,856
Community Healthcare Trust, Inc. (Health Care REITs)	396	7,853
Community Trust Bancorp, Inc.* (Banks)	224	11,986
Community West Bancshares* (Banks)	247	4,814
CommVault Systems, Inc.* (Software)	636	101,290
Compass Diversified Holdings* (Financial Services)	972	20,655
Compass Minerals International, Inc.* (Metals & Mining)	504	5,877
Compass Therapeutics, Inc.* (Biotechnology)	1,487	4,788
Compass, Inc.*—Class A (Real Estate Management & Development)	5,313	38,520
CompoSecure, Inc.*—Class A (Technology Hardware, Storage & Peripherals)	359	5,722
CompX International, Inc.* (Commercial Services & Supplies)	22	539
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,347	25,000
Concentra Group Holdings Parent, Inc. (Health Care Providers & Services)	1,604	37,389
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	347	2,936
Conduent, Inc.* (Professional Services)	2,305	9,128
Conduit Pharmaceuticals, Inc.* (Life Sciences Tools & Services)	8	20
CONMED Corp. (Health Care Equipment & Supplies)	449	32,229
ConnectOne Bancorp, Inc. (Banks)	528	13,380
Consensus Cloud Solutions, Inc.* (Software)	263	7,448
Consolidated Water Co., Ltd. (Water Utilities)	219	5,733
Constellium SE* (Metals & Mining)	1,887	18,738
Construction Partners, Inc.*—Class A (Construction & Engineering)	626	50,330
Consumer Portfolio Services, Inc.* (Consumer Finance)	121	1,435
Contango Ore, Inc.* (Metals & Mining)	152	1,576
Contineum Therapeutics, Inc.*—Class A (Pharmaceuticals)	153	1,498
Cooper-Standard Holdings, Inc.* (Automobile Components)	246	3,793
COPT Defense Properties (Office REITs)	1,641	48,311
Corbus Pharmaceuticals Holdings, Inc.* (Biotechnology)	170	1,664
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,179	78,898
Core Laboratories, Inc. (Energy Equipment & Services)	685	11,624
Core Molding Technologies, Inc.* (Chemicals)	110	1,625
Core Natural Resources, Inc.* (Oil, Gas & Consumable Fuels)	769	69,472
Core Scientific, Inc.* (IT Services)	2,599	31,890
CoreCivic, Inc.* (Commercial Services & Supplies)	1,588	32,490
CorMedix, Inc.* (Pharmaceuticals)	884	9,079
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	651	5,963

Common Stocks, continued

	Shares	Value
CorVel Corp.* (Health Care Providers & Services)	387	$44,834
Costamare, Inc. (Marine Transportation)	626	7,299
Couchbase, Inc.* (IT Services)	579	10,271
Coursera, Inc.* (Diversified Consumer Services)	2,005	15,459
Covenant Logistics Group, Inc. (Ground Transportation)	236	6,540
CPI Card Group, Inc.* (Technology Hardware, Storage & Peripherals)	71	2,043
CRA International, Inc. (Professional Services)	96	17,624
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	323	20,989
Crawford & Co.*—Class A (Insurance)	222	2,666
Credo Technology Group Holding, Ltd.* (Semiconductors & Semiconductor Equipment)	2,042	142,982
Crescent Energy Co.—Class A (Oil, Gas & Consumable Fuels)	2,369	35,677
Cricut, Inc.*—Class A (Household Durables)	685	3,678
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	1,278	51,503
Critical Metals Corp.* (Metals & Mining)	119	919
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	473	8,618
CrossFirst Bankshares, Inc.* (Banks)	661	10,735
CryoPort, Inc.* (Life Sciences Tools & Services)	634	4,780
CS Disco, Inc.* (Software)	424	2,137
CSG Systems International, Inc. (Professional Services)	431	25,338
CSW Industrials, Inc. (Building Products)	244	80,474
CTO Realty Growth, Inc.* (Equity REIT-Diversified)	421	8,264
CTS Corp. (Electronic Equipment, Instruments & Components)	438	22,377
Cullinan Therapeutics, Inc.* (Biotechnology)	754	7,962
Curbline Properties Corp. (Retail REITs)	1,384	33,866
Cushman & Wakefield PLC* (Real Estate Management & Development)	3,337	46,018
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	721	3,670
Customers Bancorp, Inc.* (Banks)	432	24,615
CVB Financial Corp. (Banks)	1,931	40,242
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	498	9,437
CVRx, Inc.* (Health Care Equipment & Supplies)	194	3,100
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	1,769	9,110
Cytokinetics, Inc.* (Biotechnology)	1,666	82,400
Daily Journal Corp.* (Software)	20	8,202
Dakota Gold Corp.* (Metals & Mining)	1,022	2,269
Daktronics, Inc.* (Electronic Equipment, Instruments & Components)	584	9,583
Dana, Inc. (Automobile Components)	1,903	30,334
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	471	12,510
Dave, Inc.* (Software)	117	11,211
Day One Biopharmaceuticals, Inc.* (Biotechnology)	756	9,352

See accompanying notes to the financial statements.

164 :: UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
Definitive Healthcare Corp.*—CLASS A (Health Care Technology)	777	$3,776
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	924	16,503
Deluxe Corp. (Commercial Services & Supplies)	645	14,958
Denali Therapeutics, Inc.* (Biotechnology)	1,812	42,220
Denny's Corp.* (Hotels, Restaurants & Leisure)	735	4,653
Designer Brands, Inc.—Class A (Specialty Retail)	591	2,973
Despegar.Com Corp.* (Hotels, Restaurants & Leisure)	896	17,221
Destination XL Group, Inc.* (Specialty Retail)	782	2,127
DHT Holdings, Inc.* (Oil, Gas & Consumable Fuels)	1,967	22,266
Diamond Hill Investment Group, Inc. (Capital Markets)	38	5,702
DiamondRock Hospitality Co. (Hotel & Resort REITs)	3,015	26,472
Dianthus Therapeutics, Inc.* (Biotechnology)	348	7,708
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	368	15,931
Digi International, Inc.* (Communications Equipment)	520	16,250
Digimarc Corp.* (Software)	221	8,104
Digital Turbine, Inc.* (Software)	1,400	3,668
DigitalBridge Group, Inc. (Real Estate Management & Development)	2,317	25,417
DigitalOcean Holdings, Inc.* (IT Services)	956	39,655
Dime Community Bancshares, Inc. (Banks)	516	16,115
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	222	6,744
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	665	39,222
Disc Medicine, Inc.* (Biotechnology)	288	16,070
Diversified Energy Co. PLC* (Oil, Gas & Consumable Fuels)	685	10,919
Diversified Healthcare Trust* (Health Care REITs)	3,184	7,896
DLH Holdings Corp.* (Professional Services)	124	930
DMC Global, Inc.* (Energy Equipment & Services)	286	2,328
DNOW, Inc.* (Trading Companies & Distributors)	1,537	22,871
DocGo, Inc.* (Health Care Providers & Services)	1,483	7,252
Dole PLC (Food Products)	1,093	14,887
Domo, Inc.*—Class B (Software)	499	4,227
Donegal Group, Inc.*—Class A (Insurance)	226	3,352
Donnelley Financial Solutions, Inc.* (Capital Markets)	376	24,955
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	530	12,741
Dorman Products, Inc.* (Automobile Components)	377	49,493
Douglas Dynamics, Inc. (Machinery)	331	8,556
Douglas Emmett, Inc. (Office REITs)	2,353	43,201
Dream Finders Homes, Inc.*—Class A (Household Durables)	407	9,389
Drilling Tools International Corp.* (Energy Equipment & Services)	172	547

Common Stocks, continued

	Shares	Value
Driven Brands Holdings, Inc.* (Commercial Services & Supplies)	873	$14,413
Ducommun, Inc.* (Aerospace & Defense)	198	13,539
D-Wave Quantum, Inc.* (Software)	1,442	8,565
DXP Enterprises, Inc.* (Trading Companies & Distributors)	182	18,435
Dycom Industries, Inc.* (Construction & Engineering)	414	78,312
Dynavax Technologies Corp.* (Biotechnology)	1,920	25,056
Dyne Therapeutics, Inc.* (Biotechnology)	1,202	17,092
Dynex Capital, Inc.* (Mortgage REITs)	1,151	15,274
E2open Parent Holdings, Inc.* (Software)	2,983	7,845
Eagle Bancorp, Inc. (Banks)	430	11,270
Easterly Government Properties, Inc. (Office REITs)	1,415	16,074
Eastern Bankshares, Inc.* (Banks)	2,813	51,647
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	881	6,511
EchoStar Corp.*—Class A (Media)	1,774	49,068
Ecovyst, Inc.* (Chemicals)	1,696	13,161
Edgewell Personal Care Co. (Personal Care Products)	708	23,576
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	1,058	29,645
Editas Medicine, Inc.* (Biotechnology)	1,209	1,584
eGain Corp.* (Software)	255	1,556
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	376	4,463
Elevation Oncology, Inc.* (Biotechnology)	823	571
Eliem Therapeutics, Inc.* (Biotechnology)	430	817
Ellington Financial, Inc. (Mortgage REITs)	1,231	15,461
Elme Communities (Residential REITs)	1,282	19,563
Embecta Corp. (Health Care Equipment & Supplies)	845	15,151
Emerald Holding, Inc.* (Media)	222	999
Empire Petroleum Corp.* (Oil, Gas & Consumable Fuels)	218	1,275
Empire State Realty Trust, Inc.—Class A (Equity REIT-Diversified)	1,987	18,996
Employers Holdings, Inc. (Insurance)	360	17,698
Enact Holdings, Inc. (Financial Services)	420	14,188
Enanta Pharmaceuticals, Inc.* (Biotechnology)	292	1,492
Encore Capital Group, Inc.* (Consumer Finance)	341	16,880
Encore Energy Corp.* (Oil, Gas & Consumable Fuels)	2,646	8,758
Energizer Holdings, Inc. (Household Products)	1,048	35,622
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	2,733	14,512
Energy Recovery, Inc.* (Machinery)	827	11,859
Energy Vault Holdings, Inc.* (Electrical Equipment)	1,529	2,660
Enerpac Tool Group Corp. (Machinery)	792	35,790
EnerSys (Electrical Equipment)	583	56,592
Enfusion, Inc.*—Class A (Software)	724	8,080
Enhabit, Inc.* (Health Care Providers & Services)	726	6,098
Enliven Therapeutics, Inc.* (Pharmaceuticals)	513	11,214
Ennis, Inc.* (Commercial Services & Supplies)	371	7,698
Enova International, Inc.* (Consumer Finance)	371	41,671
Enovix Corp.* (Electrical Equipment)	2,397	28,908

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 165

Common Stocks, continued

	Shares	Value
Enpro, Inc. (Machinery)	306	$56,824
Enstar Group, Ltd.* (Insurance)	185	60,493
Enterprise Bancorp, Inc.* (Banks)	144	6,096
Enterprise Financial Services Corp. (Banks)	540	32,314
Entrada Therapeutics, Inc.* (Biotechnology)	360	4,838
Entravision Communications Corp.*— Class A (Media)	897	1,929
Enviri Corp.* (Commercial Services & Supplies)	1,155	11,065
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	383	30,602
Equity Bancshares, Inc.*—Class A (Banks)	209	9,112
Erasca, Inc.* (Biotechnology)	2,679	5,063
Escalade, Inc.* (Leisure Products)	146	2,164
ESCO Technologies, Inc. (Machinery)	377	50,043
Esperion Therapeutics, Inc.* (Pharmaceuticals)	2,754	4,930
Esquire Financial Holdings, Inc.* (Banks)	103	9,205
ESSA Bancorp, Inc.* (Banks)	122	2,551
Essent Group, Ltd. (Financial Services)	1,521	88,598
Essential Properties Realty Trust, Inc. (Equity REIT-Diversified)	2,558	82,113
Ethan Allen Interiors, Inc. (Household Durables)	333	10,330
European Wax Center, Inc.*—Class A (Diversified Consumer Services)	485	3,274
Eve Holding, Inc.* (Aerospace & Defense)	744	3,817
Eventbrite, Inc.*—Class A (Entertainment)	1,159	3,674
EverCommerce, Inc.* (Software)	308	3,123
Everi Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,183	16,136
EverQuote, Inc.*—Class A (Interactive Media & Services)	366	7,393
Everspin Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	289	1,769
EVERTEC, Inc. (Financial Services)	940	30,522
EVgo, Inc.* (Specialty Retail)	1,468	5,094
EVI Industries, Inc. (Trading Companies & Distributors)	75	1,301
Evolent Health, Inc.*—Class A (Health Care Technology)	1,682	17,577
Evolus, Inc.* (Pharmaceuticals)	806	11,260
Evolution Petroleum Corp.* (Oil, Gas & Consumable Fuels)	447	2,374
Evolv Technologies Holdings, Inc.* (Electronic Equipment, Instruments & Components)	1,929	7,735
Excelerate Energy, Inc.*—Class A (Oil, Gas & Consumable Fuels)	249	7,438
ExlService Holdings, Inc.* (Professional Services)	2,291	115,145
eXp World Holdings, Inc. (Real Estate Management & Development)	1,194	13,588
Exponent, Inc. (Professional Services)	736	67,469
Expro Group Holdings N.V.* (Energy Equipment & Services)	1,380	17,429
Extreme Networks, Inc.* (Communications Equipment)	1,879	29,707
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	952	7,283
F&G Annuities & Life, Inc. (Insurance)	271	12,442

Common Stocks, continued

	Shares	Value
Fabrinet* (Electronic Equipment, Instruments & Components)	532	$115,023
Farmers & Merchants Bancorp, Inc.* (Banks)	186	5,054
Farmers National Banc Corp.* (Banks)	531	7,307
Farmland Partners, Inc.* (Specialized REITs)	642	7,492
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	284	9,008
Fastly, Inc.*—Class A (IT Services)	1,905	19,945
Fate Therapeutics, Inc.* (Biotechnology)	1,460	1,898
FB Financial Corp. (Banks)	518	27,356
Federal Agricultural Mortgage Corp.— Class C (Financial Services)	133	26,305
Federal Signal Corp. (Machinery)	877	86,218
Fennec Pharmaceuticals, Inc.* (Biotechnology)	342	2,223
Fibrobiologics, Inc.* (Biotechnology)	399	642
Fidelis Insurance Holdings, Ltd. (Insurance)	748	12,342
Fidelity D&D Bancorp, Inc.* (Banks)	69	3,091
Figs, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	1,894	10,777
Financial Institutions, Inc. (Banks)	222	5,854
First Advantage Corp.* (Professional Services)	873	16,482
First Bancorp (Banks)	583	25,728
First Bancorp (Banks)	2,359	48,973
First Bank (Banks)	308	4,685
First Busey Corp.* (Banks)	776	18,841
First Business Financial Services, Inc. (Banks)	115	5,941
First Citizens BancShares, Inc.* (Banks)	515	14,332
First Commonwealth Financial Corp. (Banks)	1,474	24,586
First Community Bancshares, Inc.* (Banks)	247	10,712
First Financial Bancorp (Banks)	1,376	38,556
First Financial Bankshares, Inc. (Banks)	1,897	70,682
First Financial Corp. (Banks)	167	8,048
First Financial Northwest, Inc.* (Banks)	102	2,156
First Foundation, Inc.* (Banks)	927	4,774
First Internet Bancorp (Banks)	118	3,843
First Interstate BancSystem, Inc.—Class A (Banks)	1,156	38,090
First Merchants Corp. (Banks)	850	37,774
First Mid Bancshares, Inc.* (Banks)	333	12,631
First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	442	9,273
First Western Financial, Inc.* (Banks)	118	2,490
FirstCash Holdings, Inc. (Consumer Finance)	561	61,233
FiscalNote Holdings, Inc.* (Professional Services)	915	1,144
Five Star Bancorp* (Banks)	243	7,390
FLEX LNG, Ltd.* (Oil, Gas & Consumable Fuels)	445	11,352
Flexsteel Industries, Inc.* (Household Durables)	68	3,354
Fluence Energy, Inc.* (Electrical Equipment)	901	11,722
Fluor Corp.* (Construction & Engineering)	2,489	119,995
Flushing Financial Corp. (Banks)	402	5,608
Flywire Corp.* (Financial Services)	1,760	34,021
Foghorn Therapeutics, Inc.* (Biotechnology)	368	1,542
Foot Locker, Inc.* (Specialty Retail)	1,216	24,381
Forafric Global PLC* (Food Products)	80	769
Forestar Group, Inc.* (Real Estate Management & Development)	277	6,609
Forge Global Holdings, Inc.* (Capital Markets)	1,699	1,308

See accompanying notes to the financial statements.

166 :: UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	1,129	$45,216
Forrester Research, Inc.* (Professional Services)	171	2,608
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	171	3,099
Forward Air Corp.* (Air Freight & Logistics)	365	11,771
Four Corners Property Trust, Inc. (Specialized REITs)	1,406	38,567
Fox Factory Holding Corp.* (Automobile Components)	616	16,829
Fractyl Health, Inc.* (Health Care Equipment & Supplies)	498	916
Franklin BSP Reality Trust, Inc. (Mortgage REITs)	1,196	15,225
Franklin Covey Co.* (Professional Services)	163	6,179
Franklin Electric Co., Inc. (Machinery)	660	65,993
Franklin Street Properties Corp.* (Office REITs)	1,423	2,576
Fresh Del Monte Produce, Inc. (Food Products)	493	15,032
Freshworks, Inc.*—Class A (Software)	3,013	56,042
Freyr Battery, Inc.* (Electrical Equipment)	1,634	3,072
Frontdoor, Inc.* (Diversified Consumer Services)	1,123	67,244
Frontier Group Holdings, Inc.* (Passenger Airlines)	614	5,176
FrontView REIT, Inc.* (Retail REITs)	210	3,620
FRP Holdings, Inc.* (Real Estate Management & Development)	194	5,925
FS Bancorp, Inc. (Banks)	97	3,923
FTAI Aviation, Ltd. (Trading Companies & Distributors)	1,481	148,884
FTAI Infrastructure, Inc. (Ground Transportation)	1,468	10,305
fuboTV, Inc.* (Interactive Media & Services)	4,701	18,992
FuelCell Energy, Inc.* (Electrical Equipment)	272	2,089
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	905	3,584
Fulgent Genetics, Inc.* (Health Care Providers & Services)	300	4,992
Full House Resorts, Inc.* (Hotels, Restaurants & Leisure)	478	2,567
Fulton Financial Corp. (Banks)	2,647	53,840
Funko, Inc.*—Class A (Leisure Products)	455	6,370
FutureFuel Corp.* (Oil, Gas & Consumable Fuels)	380	2,075
FVCBankcorp, Inc.* (Banks)	243	2,933
Galectin Therapeutics, Inc.* (Biotechnology)	297	371
Gambling.com Group, Ltd.* (Media)	253	3,565
Gannett Co., Inc.* (Media)	2,069	9,352
GATX Corp.* (Trading Companies & Distributors)	520	86,044
GCM Grosvenor, Inc.*—Class A (Capital Markets)	621	8,396
GCT Semiconductor Holding, Inc.* (Semiconductors & Semiconductor Equipment)	115	248
Genco Shipping & Trading, Ltd. (Marine Transportation)	614	8,878
Gencor Industries, Inc.* (Machinery)	150	2,309
GeneDx Holdings Corp.* (Health Care Providers & Services)	186	13,922

Common Stocks, continued

	Shares	Value
Generation Bio Co.* (Biotechnology)	722	$560
Genesco, Inc.* (Specialty Retail)	154	6,414
Genie Energy, Ltd.*—Class B (Electric Utilities)	185	2,651
Gentherm, Inc.* (Automobile Components)	449	17,129
Genworth Financial, Inc.*—Class A (Insurance)	6,275	45,368
Geospace Technologies Corp.* (Energy Equipment & Services)	178	1,618
German American Bancorp, Inc.* (Banks)	415	17,152
Geron Corp.* (Biotechnology)	8,620	24,739
Getty Images Holdings, Inc.* (Interactive Media & Services)	1,463	3,731
Getty Realty Corp. (Retail REITs)	735	22,792
Gibraltar Industries, Inc.* (Building Products)	446	27,371
GigaCloud Technology, Inc.*—Class A (Distributors)	346	7,377
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	569	17,764
Glacier Bancorp, Inc. (Banks)	1,660	82,451
Gladstone Commercial Corp.* (Equity REIT-Diversified)	616	9,985
Gladstone Land Corp. (Specialized REITs)	490	5,321
Glaukos Corp.* (Health Care Equipment & Supplies)	713	111,543
Global Business Travel Group I* (Hotels, Restaurants & Leisure)	1,829	16,132
Global Industrial Co.* (Trading Companies & Distributors)	198	4,893
Global Medical REIT, Inc. (Health Care REITs)	885	6,938
Global Net Lease, Inc. (Equity REIT-Diversified)	2,927	21,045
Global Water Resources, Inc. (Water Utilities)	168	1,932
Globalstar, Inc.* (Diversified Telecommunication Services)	10,633	16,268
GMS, Inc.* (Trading Companies & Distributors)	575	48,496
Gogo, Inc.* (Wireless Telecommunication Services)	944	7,967
GoHealth, Inc.* (Insurance)	66	1,076
Golar LNG, Ltd.* (Oil, Gas & Consumable Fuels)	1,443	58,803
Golden Entertainment, Inc. (Hotels, Restaurants & Leisure)	288	9,429
Golden Matrix Group, Inc.* (Entertainment)	300	518
Golden Ocean Group, Ltd. (Marine Transportation)	1,773	16,401
Goosehead Insurance, Inc.*—Class A (Insurance)	328	35,152
GoPro, Inc.*—Class A (Household Durables)	1,825	1,774
GrafTech International, Ltd.* (Electrical Equipment)	3,774	5,661
Graham Corp.* (Machinery)	149	6,768
Graham Holdings Co.—Class B (Diversified Consumer Services)	46	42,726
Granite Construction, Inc. (Construction & Engineering)	642	56,586
Granite Point Mortgage Trust, Inc.* (Mortgage REITs)	734	2,085
Granite Ridge Resources, Inc.* (Oil, Gas & Consumable Fuels)	767	4,748
Gray Television, Inc.* (Media)	1,248	4,668

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 167

Common Stocks, continued

	Shares	Value
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	961	$10,561
Great Southern Bancorp, Inc. (Banks)	126	7,408
Green Brick Partners, Inc.* (Household Durables)	453	27,393
Green Dot Corp.*—Class A (Consumer Finance)	783	6,945
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	928	8,287
Greene County Bancorp, Inc.* (Banks)	102	2,703
Greenlight Capital Re, Ltd.*—Class A (Insurance)	402	5,427
Greenwich Lifesciences, Inc.* (Biotechnology)	88	1,139
Greif, Inc.—Class A (Containers & Packaging)	363	22,223
Greif, Inc.*—Class B (Containers & Packaging)	70	4,436
Grid Dynamics Holdings, Inc.* (IT Services)	833	18,817
Griffon Corp. (Building Products)	548	41,522
Grindr, Inc.* (Interactive Media & Services)	358	6,387
Group 1 Automotive, Inc. (Specialty Retail)	193	88,102
Groupon, Inc.* (Broadline Retail)	340	3,560
GrowGeneration Corp.* (Specialty Retail)	816	1,142
Guaranty Bancshares, Inc.* (Banks)	115	4,728
Guardant Health, Inc.* (Health Care Providers & Services)	1,720	80,806
Guardian Pharmacy Services, Inc.* (Consumer Staples Distribution & Retail)	125	2,851
Gulport Energy Corp.* (Oil, Gas & Consumable Fuels)	189	33,738
Gyre Therapeutics, Inc.* (Biotechnology)	102	1,174
H&E Equipment Services, Inc. (Trading Companies & Distributors)	470	41,684
H.B. Fuller Co. (Chemicals)	798	50,378
HA Sustainable Infrastructure Capital, Inc. (Financial Services)	1,683	47,141
Haemonetics Corp.* (Health Care Equipment & Supplies)	732	50,545
Hallador Energy Co.* (Oil, Gas & Consumable Fuels)	369	3,959
Halozyme Therapeutics, Inc.* (Biotechnology)	1,818	102,972
Hamilton Beach Brands Holding Co.*— Class A (Household Durables)	120	2,053
Hamilton Insurance Group, Ltd.*—Class B (Insurance)	577	11,038
Hamilton Lane, Inc.—Class A (Capital Markets)	559	88,981
Hancock Whitney Corp. (Banks)	1,265	75,571
Hanesbrands, Inc.* (Textiles, Apparel & Luxury Goods)	5,149	41,810
Hanmi Financial Corp. (Banks)	438	10,521
HarborOne Bancorp, Inc.* (Banks)	559	6,076
Harmonic, Inc.* (Communications Equipment)	1,610	18,161
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	555	21,517
Harrow, Inc.* (Pharmaceuticals)	446	13,701
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	595	1,017
Haverty Furniture Cos., Inc. (Specialty Retail)	214	4,800
Hawaiian Electric Industries, Inc.* (Electric Utilities)	2,415	22,073
Hawkins, Inc. (Chemicals)	282	30,149
Common Stocks, continued

	Shares	Value
HBT Financial, Inc.* (Banks)	186	$4,524
HCI Group, Inc.* (Insurance)	120	14,632
Health Catalyst, Inc.* (Health Care Technology)	872	4,909
Healthcare Services Group, Inc.* (Commercial Services & Supplies)	1,073	11,900
HealthEquity, Inc.* (Health Care Providers & Services)	1,250	138,025
HealthStream, Inc.* (Health Care Technology)	355	11,591
Heartland Express, Inc. (Ground Transportation)	680	7,779
Hecla Mining Co. (Metals & Mining)	8,562	48,632
Heidrick & Struggles International, Inc. (Professional Services)	293	13,622
Heilos Technologies, Inc. (Machinery)	485	21,636
Helen of Troy, Ltd.* (Household Durables)	332	20,511
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	2,100	16,842
Helmerich & Payne, Inc. (Energy Equipment & Services)	1,409	44,510
Herbalife, Ltd.* (Personal Care Products)	1,471	8,032
Herc Holdings, Inc. (Trading Companies & Distributors)	410	83,624
Heritage Commerce Corp.* (Banks)	869	8,421
Heritage Financial Corp. (Banks)	493	12,670
Heritage Insurance Holdings, Inc.* (Insurance)	333	3,666
Heron Therapeutics, Inc.* (Biotechnology)	1,712	2,910
Hertz Global Holdings, Inc.* (Ground Transportation)	1,789	7,389
HF Foods Group, Inc.* (Consumer Staples Distribution & Retail)	587	1,561
HighPeak Energy, Inc.* (Oil, Gas & Consumable Fuels)	212	2,890
Hillenbrand, Inc. (Machinery)	1,023	34,772
HilleVax, Inc.* (Biotechnology)	460	906
Hillman Solutions Corp.* (Machinery)	2,864	28,640
Hilltop Holdings, Inc.* (Banks)	679	20,492
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	1,042	42,930
Himalaya Shipping, Ltd.* (Marine Transportation)	434	2,096
Hims & Hers Health, Inc.* (Health Care Providers & Services)	2,766	103,116
Hingham Institution for Savings (Banks)	23	5,871
Hippo Holdings, Inc.* (Insurance)	293	8,204
HireQuest, Inc.* (Professional Services)	80	1,040
HNI Corp. (Commercial Services & Supplies)	692	34,496
Holley, Inc.* (Automobile Components)	679	2,071
Hologic, Inc.* (Biotechnology)	457	2,216
Home Bancorp, Inc.* (Banks)	103	5,171
Home BancShares, Inc. (Banks)	2,716	81,995
HomeStreet, Inc.* (Banks)	267	2,689
HomeTrust Bancshares, Inc. (Banks)	215	7,906
Hooker Funrishings Corp.* (Household Durables)	155	1,973
Hope Bancorp, Inc. (Banks)	1,690	19,705
Horace Mann Educators Corp. (Insurance)	599	23,139
Horizon Bancorp, Inc.* (Banks)	632	10,611
Hovnanian Enterprises, Inc.*—Class A (Household Durables)	73	9,664
Hub Group, Inc.—Class A (Air Freight & Logistics)	873	38,945

See accompanying notes to the financial statements.

168 :: UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
Hudson Pacific Properties, Inc. (Office REITs)	1,994	$6,241
Hudson Technologies, Inc.* (Trading Companies & Distributors)	648	3,758
Humacyte, Inc.* (Biotechnology)	1,281	5,867
Huron Consulting Group, Inc.* (Professional Services)	256	32,456
Hut 8 Corp.* (Software)	1,180	25,594
Hyliion Holdings Corp.* (Machinery)	2,034	4,780
Hyster-Yale, Inc.—Class A (Machinery)	167	8,921
I3 Verticals, Inc.*—Class A (Financial Services)	336	8,363
i-80 Gold Corp.* (Metals & Mining)	4,616	2,614
IBEX Holdings, Ltd.* (Professional Services)	124	2,729
Ibotta, Inc.*—Class A (Media)	228	16,530
ICF International, Inc. (Professional Services)	272	31,745
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	481	13,208
ICU Medical, Inc.* (Health Care Equipment & Supplies)	312	51,280
Ideaya Biosciences, Inc.* (Biotechnology)	1,231	29,975
IDT Corp.*—Class B (Diversified Telecommunication Services)	225	10,616
IES Holdings, Inc.* (Construction & Engineering)	120	26,554
IGM Biosciences, Inc.* (Biotechnology)	223	337
iHeartMedia, Inc.*—Class A (Media)	1,532	3,401
IMAX Corp.* (Entertainment)	625	14,719
Immersion Corp. (Technology Hardware, Storage & Peripherals)	448	3,750
ImmunityBio, Inc.* (Biotechnology)	2,110	7,280
Immunome, Inc.* (Biotechnology)	749	8,261
Immunovant, Inc.* (Biotechnology)	846	18,392
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	334	42,381
Inari Medical, Inc.* (Health Care Equipment & Supplies)	771	61,426
Independence Realty Trust, Inc. (Residential REITs)	3,294	63,279
Independent Bank Corp.* (Banks)	291	10,592
Independent Bank Corp. (Banks)	618	41,505
indie Semiconductor, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	2,391	9,803
Industrial Logistics Properties Trust* (Industrial REITs)	952	3,779
Infinera Corp.* (Communications Equipment)	2,950	19,529
Information Services Group, Inc. (IT Services)	520	1,591
InfuSystem Holdings, Inc.* (Health Care Providers & Services)	289	2,338
Ingevity Corp.* (Chemicals)	531	24,081
Ingles Markets, Inc.—Class A (Consumer Staples Distribution & Retail)	211	13,972
Inhibrx Biosciences, Inc.* (Biotechnology)	169	2,295
Inmode, Ltd.* (Health Care Equipment & Supplies)	1,049	18,053
Inmune Bio, Inc.* (Biotechnology)	197	2,002
Innodata, Inc.* (Professional Services)	395	14,647
Innospec, Inc. (Chemicals)	363	41,146
Innovage Holding Corp.* (Health Care Providers & Services)	278	1,056
Innovative Industrial Properties, Inc. (Industrial REITs)	410	29,389

Common Stocks, continued

	Shares	Value
Innovex International, Inc.* (Energy Equipment & Services)	499	$7,774
Innovid Corp.* (Media)	1,576	4,901
Innoviva, Inc.* (Pharmaceuticals)	807	15,042
Inogen, Inc.* (Health Care Equipment & Supplies)	346	4,045
Inovio Pharmaceuticals, Inc.* (Biotechnology)	380	794
Inozyme Pharma, Inc.* (Biotechnology)	765	1,102
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	397	68,582
Insmed, Inc.* (Biotechnology)	2,513	192,447
Insperity, Inc. (Professional Services)	524	39,305
Inspired Entertainment, Inc.* (Hotels, Restaurants & Leisure)	320	3,222
Installed Building Products, Inc. (Household Durables)	349	69,395
Insteel Industries, Inc. (Building Products)	273	7,832
Intapp, Inc.* (Software)	777	55,392
Integer Holdings Corp.* (Health Care Equipment & Supplies)	486	69,119
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	986	25,735
Integral Ad Science Holding Corp.* (Media)	1,064	11,183
Intellia Therapeutics, Inc.* (Biotechnology)	1,479	15,263
Inter Parfums, Inc. (Personal Care Products)	265	37,369
InterDigital, Inc. (Software)	369	67,520
Interface, Inc. (Commercial Services & Supplies)	836	20,699
International Bancshares Corp. (Banks)	788	51,921
International Game Technology PLC (Hotels, Restaurants & Leisure)	1,659	28,236
International Money Express, Inc.* (Financial Services)	462	8,736
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	596	23,214
Intrepid Potash, Inc.* (Chemicals)	159	4,180
Intuitive Machines, Inc.* (Aerospace & Defense)	442	9,583
InvenTrust Properties Corp.* (Retail REITs)	1,130	33,606
Invesco Mortgage Capital, Inc.* (Mortgage REITs)	805	6,810
Investar Holding Corp. (Banks)	135	2,574
Investors Title Co.* (Insurance)	21	4,732
Invivyd, Inc.* (Biotechnology)	1,157	414
IonQ, Inc.* (Technology Hardware, Storage & Peripherals)	2,930	115,705
Iovance Biotheraputics, Inc.* (Biotechnology)	4,002	23,412
iRadimed Corp. (Health Care Equipment & Supplies)	117	6,928
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	456	49,636
iRobot Corp.* (Household Durables)	436	3,353
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	2,062	4,825
Ispire Technology, Inc.* (Tobacco)	280	1,336
iTeos Therapeutics, Inc.* (Biotechnology)	388	2,926
Itron, Inc.* (Electronic Equipment, Instruments & Components)	658	70,643
Ivanhoe Electric, Inc.* (Metals & Mining)	1,219	7,216
J & J Snack Foods Corp. (Food Products)	222	30,465
J Jill, Inc.* (Specialty Retail)	88	2,404

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 169

Common Stocks, continued

	Shares	Value
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	280	$10,973
Jackson Financial, Inc.—Class A (Financial Services)	1,093	103,004
JAKKS Pacific, Inc.* (Leisure Products)	119	3,580
James River Group Holdings, Ltd. (Insurance)	547	2,615
Jamf Holding Corp.* (Software)	1,194	18,041
Janus International Group, Inc.* (Building Products)	2,067	17,135
Janux Therapeutics, Inc.* (Biotechnology)	409	17,783
Jasper Therapeutics, Inc.* (Biotechnology)	165	1,000
JBG SMITH Properties (Office REITs)	1,189	18,441
JELD-WEN Holding, Inc.* (Building Products)	1,231	10,981
JetBlue Airways Corp.* (Passenger Airlines)	4,552	29,952
Joby Aviation, Inc.* (Passenger Airlines)	6,299	52,030
John B. Sanfilippo & Son, Inc. (Food Products)	131	9,477
John Bean Technologies Corp. (Machinery)	687	91,371
John Marshall Bancorp, Inc.* (Banks)	183	3,461
John Wiley & Sons, Inc.—Class A (Media)	582	23,821
Johnson Outdoors, Inc.—Class A (Leisure Products)	69	2,236
Kadant, Inc. (Machinery)	171	63,766
Kaiser Aluminum Corp. (Metals & Mining)	233	16,310
Kaltura, Inc.* (Software)	1,422	3,583
KalVista Pharmaceuticals, Inc.* (Biotechnology)	497	4,428
KAR Auction Services, Inc.* (Commercial Services & Supplies)	1,565	31,785
Karat Packaging, Inc.* (Trading Companies & Distributors)	100	3,091
KB Home (Household Durables)	948	63,611
Kearney Financial Corp.* (Banks)	799	5,513
Kelly Services, Inc.*—Class A (Professional Services)	452	6,364
Kennametal, Inc. (Machinery)	1,135	27,183
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	1,657	14,996
Keros Therapeutics, Inc.* (Biotechnology)	447	5,096
Kforce, Inc. (Professional Services)	266	14,824
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	357	6,490
KinderCare Learning Cos., Inc.* (Diversified Consumer Services)	406	8,420
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels)	558	35,952
Kingsway Financial Services, Inc.* (Insurance)	185	1,499
Kiniksa Pharmaceuticals International PLC* (Biotechnology)	561	10,996
Kite Realty Group Trust (Retail REITs)	3,165	73,270
KKR Real Estate Finance Trust, Inc. (Mortgage REITs)	857	8,553
Knife River Corp.* (Construction Materials)	828	85,764
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,268	24,003
Kodiak Gas Services, Inc.* (Energy Equipment & Services)	474	22,174
Kodiak Sciences, Inc.* (Biotechnology)	476	3,046
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	803	73,756
Koppers Holdings, Inc. (Chemicals)	289	8,601
Korn Ferry (Professional Services)	757	53,543

Common Stocks, continued

	Shares	Value
Korro Bio, Inc.* (Biotechnology)	89	$3,037
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	6,819	21,684
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	2,157	71,979
Krispy Kreme, Inc.* (Hotels, Restaurants & Leisure)	1,247	11,310
Kronos Worldwide, Inc.* (Chemicals)	317	3,040
Krystal Biotech, Inc.* (Biotechnology)	362	57,826
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	774	34,327
Kura Oncology, Inc.* (Biotechnology)	1,057	8,361
Kura Sushi USA, Inc.*—Class A (Hotels, Restaurants & Leisure)	86	6,880
Kymera Therapeutics, Inc.* (Biotechnology)	685	27,119
Kyverna Therapeutics, Inc.* (Biotechnology)	376	1,218
L.B. Foster Co.*—Class A (Machinery)	132	3,674
Ladder Capital Corp. (Mortgage REITs)	1,655	18,553
Lakeland Financial Corp. (Banks)	363	24,699
Lancaster Colony Corp. (Food Products)	285	48,091
Landec Corp.* (Life Sciences Tools & Services)	329	1,954
Lands' End, Inc.* (Specialty Retail)	206	2,565
Landsea Home Corp.* (Household Durables)	262	2,175
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	1,003	92,788
LanzaTech Global, Inc.* (Commercial Services & Supplies)	1,630	1,535
Larimar Therapeutics, Inc.* (Biotechnology)	613	2,354
Latham Group, Inc.* (Leisure Products)	591	4,314
Laureate Education, Inc.*—Class A (Diversified Consumer Services)	1,898	35,531
Lawson Products, Inc.* (Trading Companies & Distributors)	153	4,934
La-Z-Boy, Inc. (Household Durables)	617	29,122
LCI Industries (Automobile Components)	362	37,934
LCNB Corp.* (Banks)	186	2,876
Legacy Housing Corp.* (Household Durables)	163	4,181
Legalzoom.com, Inc.* (Professional Services)	1,868	16,793
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	296	28,691
Lemonade, Inc.* (Insurance)	761	25,296
LendingClub Corp.* (Consumer Finance)	1,611	21,732
LendingTree, Inc.* (Consumer Finance)	145	6,515
LENZ Therapeutics, Inc.* (Biotechnology)	183	4,672
Leonardo DRS, Inc.* (Aerospace & Defense)	1,073	37,716
Leslie's, Inc.* (Specialty Retail)	2,620	5,292
Lexeo Therapeutics, Inc.* (Biotechnology)	343	1,862
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	1,675	1,267
Lexington Realty Trust (Industrial REITs)	4,236	35,244
LGI Homes, Inc.* (Household Durables)	304	27,141
Liberty Energy, Inc. (Energy Equipment & Services)	2,307	42,241
Liberty Latin America, Ltd.*—Class A (Diversified Telecommunication Services)	458	2,830
Liberty Latin America, Ltd.*—Class C (Diversified Telecommunication Services)	1,890	11,586
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	902	26,149

See accompanying notes to the financial statements.

170 :: UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
Life360, Inc.* (Software)	149	$6,812
LifeMD, Inc.* (Health Care Technology)	532	2,963
LifeStance Health Group, Inc.* (Health Care Providers & Services)	2,033	16,203
Lifetime Brands, Inc.* (Household Durables)	181	1,173
Lifeway Foods, Inc.* (Food Products)	65	1,498
Lifezone Metals, Ltd.* (Metals & Mining)	532	3,112
Ligand Pharmaceuticals, Inc.*—Class B (Pharmaceuticals)	253	29,487
Lightwave Logic, Inc.* (Electronic Equipment, Instruments & Components)	1,751	3,152
Limbach Holdings, Inc.* (Construction & Engineering)	149	13,780
Limoneira Co.* (Food Products)	241	5,557
Lincoln Educational Services Corp.* (Diversified Consumer Services)	380	6,202
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	525	6,678
Lindsay Corp. (Machinery)	158	21,202
Lineage Cell Therapeutics, Inc.* (Biotechnology)	2,154	1,294
Linkbancorp, Inc.* (Banks)	323	2,284
Lions Gate Entertainment Corp.*—Class A (Entertainment)	868	6,814
Lions Gate Entertainment Corp.*—Class B (Entertainment)	1,814	12,734
Liquidia Corp.* (Pharmaceuticals)	924	13,149
Liquidity Services, Inc.* (Commercial Services & Supplies)	312	10,811
LivaNova PLC* (Health Care Equipment & Supplies)	795	39,710
Live Oak Bancshares, Inc. (Banks)	505	17,922
LiveOne, Inc.* (Entertainment)	1,094	1,586
LiveRamp Holdings, Inc.* (Software)	962	32,708
Livewire Group, Inc.* (Automobiles)	266	838
LSB Industries, Inc.* (Chemicals)	777	6,558
LSI Industries, Inc. (Electrical Equipment)	418	8,807
LTC Properties, Inc. (Health Care REITs)	652	22,429
Lumen Technologies, Inc.* (Diversified Telecommunication Services)	14,752	72,875
Luminar Technologies, Inc.* (Automobile Components)	326	1,875
Luxfer Holdings PLC* (Machinery)	390	5,519
Lyell Immunopharma, Inc.* (Biotechnology)	2,343	1,383
Lyra Therapeutics, Inc.* (Pharmaceuticals)	708	129
M/I Homes, Inc.* (Household Durables)	388	48,810
Mack-Cali Realty Corp.* (Residential REITs)	1,144	18,235
MacroGenics, Inc.* (Biotechnology)	896	2,688
Madison Square Garden Entertainment Corp.* (Entertainment)	577	20,968
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	262	87,718
Magnite, Inc.* (Media)	1,834	31,545
Magnolia Oil & Gas Corp.—Class A (Oil, Gas & Consumable Fuels)	2,524	59,820
Maiden Holdings, Ltd.* (Insurance)	1,284	1,297
Malibu Boats, Inc.*—Class A (Leisure Products)	285	10,913
Mama's Creations, Inc.* (Food Products)	480	3,696
Mammoth Energy Services, Inc.* (Energy Equipment & Services)	354	1,058

Common Stocks, continued

	Shares	Value
Mannkind Corp.* (Biotechnology)	3,925	$22,726
MARA Holdings, Inc.* (Software)	4,150	76,111
Maravai LifeSciences Holdings, Inc.*— Class A (Life Sciences Tools & Services)	1,610	7,937
Marcus & Millichap, Inc. (Real Estate Management & Development)	342	13,051
Marine Products Corp.* (Leisure Products)	128	1,202
MarineMax, Inc.* (Specialty Retail)	315	9,563
MarketWise, Inc.* (Capital Markets)	572	318
Marqeta, Inc.*—Class A (Financial Services)	6,912	26,611
Marten Transport, Ltd. (Ground Transportation)	846	13,028
Masterbrand, Inc.* (Building Products)	1,847	31,990
MasterCraft Boat Holdings, Inc.* (Leisure Products)	238	4,334
Materion Corp. (Metals & Mining)	300	30,300
Mativ Holdings, Inc.* (Chemicals)	787	7,516
Matrix Service Co.* (Construction & Engineering)	386	5,234
Matson, Inc. (Marine Transportation)	477	67,663
Matterport, Inc.* (Software)	3,869	20,157
Matthews International Corp.*—Class A (Commercial Services & Supplies)	433	12,120
Maui Land & Pineapple Co., Inc.* (Real Estate Management & Development)	111	2,234
MaxCyte, Inc.* (Life Sciences Tools & Services)	1,525	6,878
Maximus, Inc. (Professional Services)	877	66,029
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	1,164	20,789
Mayville Engineering Co., Inc.* (Machinery)	188	2,980
MBIA, Inc.* (Insurance)	650	4,622
MBX Biosciences, Inc.* (Pharmaceuticals)	164	1,642
McGrath RentCorp* (Trading Companies & Distributors)	355	43,548
Medallion Financial Corp.* (Consumer Finance)	269	2,408
MediaAlpha, Inc.*—Class A (Interactive Media & Services)	435	4,955
Medifast, Inc.* (Personal Care Products)	157	2,465
MediWound, Ltd.* (Pharmaceuticals)	114	2,232
Mednax, Inc.* (Health Care Providers & Services)	1,256	17,559
MeiraGTx Holdings PLC* (Biotechnology)	678	4,265
Mercantile Bank Corp.* (Banks)	230	11,226
Merchants Bancorp (Financial Services)	264	11,070
Mercury General Corp. (Insurance)	391	19,487
Mercury Systems, Inc.* (Aerospace & Defense)	758	31,601
MeridianLink, Inc.* (Software)	477	9,182
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	834	90,806
Meritage Homes Corp. (Household Durables)	1,048	81,608
Mersana Therapeutics, Inc.* (Biotechnology)	1,654	1,007
Mesa Laboratories, Inc. (Life Sciences Tools & Services)	75	10,327
Metagenomi, Inc.* (Biotechnology)	399	1,073
Metals Acquisition, Ltd.*—Class A (Metals & Mining)	785	8,101
Methode Electronics, Inc.* (Electronic Equipment, Instruments & Components)	514	5,818

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 171

Common Stocks, continued

	Shares	Value
Metrocity Bankshares, Inc.* (Banks)	269	$8,301
Metropolitan Bank Holding Corp.* (Banks)	154	9,876
MFA Financial, Inc.* (Mortgage REITs)	1,492	15,666
MGE Energy, Inc. (Electric Utilities)	532	47,800
MGP Ingredients, Inc. (Beverages)	206	7,443
MicroVision, Inc.* (Electronic Equipment, Instruments & Components)	3,067	4,877
Mid Penn Bancorp, Inc.* (Banks)	218	6,566
Middlefield Banc Corp.* (Banks)	106	2,746
Middlesex Water Co. (Water Utilities)	257	13,014
Midland States Bankcorp, Inc.* (Banks)	300	5,778
MidWestOne Financial Group, Inc.* (Banks)	271	8,572
Miller Industries, Inc. (Machinery)	162	10,687
MillerKnoll, Inc. (Commercial Services & Supplies)	1,017	22,821
MiMedx Group, Inc.* (Biotechnology)	1,728	15,034
Mind Medicine MindMed, Inc.* (Pharmaceuticals)	1,175	7,978
Minerals Technologies, Inc. (Chemicals)	462	35,431
Mineralys Therapeutics, Inc.* (Biotechnology)	416	4,285
Mirion Technologies, Inc.* (Electronic Equipment, Instruments & Components)	3,011	47,694
Mirum Pharmaceuticals, Inc.* (Biotechnology)	579	28,302
Mission Produce, Inc.* (Food Products)	634	7,538
Mister Car Wash, Inc.* (Diversified Consumer Services)	1,382	11,084
Mistras Group, Inc.* (Professional Services)	306	3,036
Mitek Systems, Inc.* (Software)	666	6,793
Modine Manufacturing Co.* (Automobile Components)	753	76,392
ModivCare, Inc.* (Health Care Providers & Services)	163	652
Moelis & Co.—Class A (Capital Markets)	1,030	80,638
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	187	15,959
MoneyLion, Inc.* (Consumer Finance)	126	10,959
Monro, Inc. (Specialty Retail)	435	8,543
Montauk Renewables, Inc.* (Independent Power/Renewable Electricity Producers)	962	4,021
Monte Rosa Therapeutics, Inc.* (Biotechnology)	602	4,009
Montrose Environemental Group, Inc.* (Commercial Services & Supplies)	463	9,640
Moog, Inc.—Class A (Aerospace & Defense)	414	75,207
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	220	4,206
Mr. Cooper Group, Inc.* (Financial Services)	920	95,505
MRC Global, Inc.* (Trading Companies & Distributors)	1,228	18,027
Mueller Industries, Inc. (Machinery)	1,629	128,284
Mueller Water Products, Inc.—Class A (Machinery)	2,264	52,072
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	2,090	55,657
MVB Financial Corp. (Banks)	167	3,258
Myers Industries, Inc. (Containers & Packaging)	536	6,453
MYR Group, Inc.* (Construction & Engineering)	234	33,127
Myriad Genetics, Inc.* (Biotechnology)	1,303	16,509
N-able, Inc.* (Software)	1,042	10,097

Common Stocks, continued

	Shares	Value
Nabors Industries, Ltd.* (Energy Equipment & Services)	133	$7,610
NACCO Industries, Inc.*—Class A (Oil, Gas & Consumable Fuels)	59	1,866
NANO Nuclear Energy, Inc.* (Electrical Equipment)	65	2,510
Nano-X Imaging, Ltd.* (Health Care Providers & Services)	800	5,824
Napco Security Technologies, Inc.* (Electronic Equipment, Instruments & Components)	513	18,827
Nathan's Famous, Inc.* (Hotels, Restaurants & Leisure)	41	3,317
National Bank Holdings Corp.—Class A (Banks)	538	23,204
National Bankshares, Inc.* (Banks)	84	2,469
National Beverage Corp. (Beverages)	343	14,423
National CineMedia, Inc.* (Media)	1,015	6,689
National Health Investors, Inc.* (Health Care REITs)	610	41,547
National HealthCare Corp. (Health Care Providers & Services)	182	18,686
National Presto Industries, Inc.* (Aerospace & Defense)	76	7,309
National Research Corp. (Health Care Providers & Services)	220	3,667
National Vision Holdings, Inc.* (Specialty Retail)	1,135	12,939
Natural Gas Services Group, Inc.* (Energy Equipment & Services)	156	4,083
Natural Grocers by Vitamin Cottage, Inc. (Consumer Staples Distribution & Retail)	136	5,921
Nature's Sunshine Products, Inc.* (Personal Care Products)	185	2,573
Nautilus Biotechnology, Inc.* (Life Sciences Tools & Services)	711	1,216
Navient Corp. (Consumer Finance)	1,130	15,447
Navitas Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,839	5,572
NB Bancorp, Inc.* (Banks)	567	10,864
NBT Bancorp, Inc. (Banks)	671	31,960
NCR Atleos Corp.* (Financial Services)	1,051	33,485
NCR Voyix Corp.* (Software)	2,121	26,067
Nektar Therapeutics* (Pharmaceuticals)	2,603	2,153
Nelnet, Inc.—Class A (Consumer Finance)	207	22,805
Neogen Corp.* (Health Care Equipment & Supplies)	3,180	36,443
NeoGenomics, Inc.* (Health Care Providers & Services)	1,859	26,584
NerdWallet, Inc.*—Class A (Consumer Finance)	512	7,311
Nerdy, Inc.* (Diversified Consumer Services)	1,106	2,013
Net Lease Office Properties* (Office REITs)	217	6,927
Net Power, Inc.* (Electrical Equipment)	313	2,689
NETGEAR, Inc.* (Communications Equipment)	406	11,226
NetScout Systems, Inc.* (Communications Equipment)	1,008	24,031
NETSTREIT Corp.* (Retail REITs)	1,133	16,406
Neumora Therapeutics, Inc.* (Pharmaceuticals)	1,226	2,366

See accompanying notes to the financial statements.

172 :: UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
Neurogene, Inc.* (Biotechnology)	150	$2,378
NeuroPace, Inc.* (Health Care Equipment & Supplies)	202	2,780
Nevro Corp.* (Health Care Equipment & Supplies)	536	2,718
New Jersey Resources Corp. (Gas Utilities)	1,432	68,664
New York Community Bancorp, Inc. (Banks)	3,696	43,724
New York Mortgage Trust, Inc. (Mortgage REITs)	1,323	7,978
Newmark Group, Inc.—Class A (Real Estate Management & Development)	1,919	27,116
Newpark Resources, Inc.* (Energy Equipment & Services)	1,226	8,484
NewtekOne, Inc.* (Financial Services)	356	4,728
NexPoint Diversified Real Estate Trust* (Equity REIT-Diversified)	491	2,715
Nexpoint Real Estate Finance, Inc.* (Mortgage REITs)	120	1,849
NexPoint Residential Trust, Inc. (Residential REITs)	326	12,870
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	1,685	14,289
Nextdoor Holdings, Inc.* (Interactive Media & Services)	2,511	6,579
NextNav, Inc.* (Software)	1,128	14,021
NEXTracker, Inc.*—Class A (Electrical Equipment)	2,102	105,984
NI Holdings, Inc.* (Insurance)	114	1,721
Nicolet Bankshares, Inc.* (Banks)	196	21,977
Nkarta, Inc.* (Biotechnology)	772	1,806
NL Industries, Inc.* (Commercial Services & Supplies)	123	947
nLight, Inc.* (Electronic Equipment, Instruments & Components)	678	7,573
NMI Holdings, Inc.*—Class A (Financial Services)	1,144	44,181
NN, Inc.* (Machinery)	679	2,064
Noble Corp. PLC (Energy Equipment & Services)	2,012	64,485
Nordic American Tankers, Ltd.* (Oil, Gas & Consumable Fuels)	2,972	8,024
Northeast Bank* (Banks)	102	10,322
Northeast Community Bancorp, Inc. (Banks)	179	4,439
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)	1,446	51,984
Northern Technologies International Corp.* (Chemicals)	115	1,362
Northfield Bancorp, Inc.* (Banks)	555	6,477
Northrim Bancorp, Inc.* (Banks)	77	6,555
Northwest Bancshares, Inc. (Banks)	1,857	24,531
Northwest Natural Holding Co. (Gas Utilities)	562	22,435
Northwest Pipe Co.* (Construction & Engineering)	141	6,819
NorthWestern Energy Group, Inc. (Multi-Utilities)	898	48,411
Norwood Financial Corp.* (Banks)	106	2,822
Novagold Resources, Inc.* (Metals & Mining)	3,555	11,127
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	523	78,272
Novavax, Inc.* (Biotechnology)	2,247	19,526
Novocure, Ltd.* (Health Care Equipment & Supplies)	1,552	38,055

Common Stocks, continued

	Shares	Value
Nu Skin Enterprises, Inc.—Class A (Personal Care Products)	723	$4,736
Nurix Therapeutics, Inc.* (Biotechnology)	1,023	20,163
NuScale Power Corp.* (Electrical Equipment)	1,235	29,442
Nuvalent, Inc.*—Class A (Biotechnology)	512	43,935
Nuvation Bio, Inc.* (Pharmaceuticals)	2,642	6,103
NV5 Global, Inc.* (Professional Services)	833	15,694
NVE Corp. (Semiconductors & Semiconductor Equipment)	69	4,945
Oak Valley Bancorp.* (Banks)	100	2,587
Oceaneering International, Inc.* (Energy Equipment & Services)	1,473	36,604
OceanFirst Financial Corp.* (Banks)	838	15,050
Ocugen, Inc.* (Biotechnology)	4,172	3,035
Ocular Therapeutix, Inc.* (Pharmaceuticals)	2,268	17,464
Offerpad Solutions, Inc.* (Real Estate Management & Development)	153	358
OFG Bancorp (Banks)	670	28,616
O-I Glass, Inc.* (Containers & Packaging)	2,258	26,961
Oil States International, Inc.* (Energy Equipment & Services)	879	4,465
Oil-Dri Corp. of America (Household Products)	144	6,051
Olaplex Holdings, Inc.* (Personal Care Products)	2,022	3,154
Old National Bancorp (Banks)	4,586	109,375
Old Second Bancorp, Inc. (Banks)	635	11,932
Olema Pharmaceuticals, Inc.* (Biotechnology)	595	3,635
Olo, Inc.*—Class A (Software)	1,527	11,269
Olympic Steel, Inc. (Metals & Mining)	144	4,964
Omega Flex, Inc. (Machinery)	52	2,047
Omeros Corp.* (Pharmaceuticals)	815	7,025
OmniAb, Inc.* (Life Sciences Tools & Services)	1,346	4,334
Omnicell, Inc.* (Health Care Equipment & Supplies)	665	29,918
ON24, Inc.* (Software)	402	2,770
ONE Gas, Inc. (Gas Utilities)	821	57,995
One Liberty Properties, Inc. (Equity REIT-Diversified)	231	5,930
OneSpan, Inc.* (Software)	552	10,620
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	1,464	31,271
OneWater Marine, Inc.* (Specialty Retail)	174	3,144
Onity Group, Inc.* (Financial Services)	94	3,395
Ooma, Inc.* (Software)	365	5,245
Open Lending Corp.* (Capital Markets)	1,490	9,015
Opendoor Technologies, Inc.* (Real Estate Management & Development)	9,181	12,670
OPKO Health, Inc.* (Health Care Providers & Services)	4,748	7,217
OppFi, Inc.* (Consumer Finance)	277	3,798
OptimizeRx Corp.* (Health Care Technology)	256	1,421
Option Care Health, Inc.* (Health Care Providers & Services)	2,501	77,331
Orange County Bancorp, Inc.* (Banks)	148	3,829
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	1,052	4,229
Orchestra BioMed Holdings, Inc.* (Health Care Equipment & Supplies)	358	1,876
Orchid Island Capital, Inc.* (Mortgage REITs)	1,147	9,577
Organogenesis Holdings, Inc.* (Biotechnology)	1,052	3,871

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 173

Common Stocks, continued

	Shares	Value
ORIC Pharmaceuticals, Inc.* (Biotechnology)	897	$9,347
Origin Bancorp, Inc.* (Banks)	428	16,230
Orion Group Holdings, Inc.* (Construction & Engineering)	529	4,169
Orion Office REIT, Inc.* (Office REITs)	819	3,317
Orion SA (Chemicals)	839	11,704
Ormat Technologies, Inc. (Independent Power/Renewable Electricity Producers)	841	53,951
Orrstown Financial Services, Inc.* (Banks)	270	9,812
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	500	9,165
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	243	5,832
Oscar Health, Inc.* (Insurance)	2,903	48,190
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	231	45,378
Otter Tail Corp. (Electric Utilities)	603	46,455
Ouster, Inc.* (Electronic Equipment, Instruments & Components)	677	6,743
Outbrain, Inc.* (Interactive Media & Services)	570	3,426
Outfront Media, Inc.* (Specialized REITs)	2,187	40,241
Outlook Therapeutics, Inc.* (Biotechnology)	225	464
Ovid Therapeutics, Inc.* (Biotechnology)	859	570
Owens & Minor, Inc.* (Health Care Providers & Services)	1,099	15,650
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	216	18,114
P10, Inc.*—Class A (Capital Markets)	595	8,128
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	3,987	6,140
Pacific Premier Bancorp, Inc. (Banks)	1,396	36,156
Pacira BioSciences, Inc.* (Pharmaceuticals)	668	17,588
PACS Group, Inc.* (Health Care Providers & Services)	562	8,166
Pactiv Evergreen, Inc.* (Containers & Packaging)	590	10,467
Pagaya Technologies, Ltd.*—Class A (Software)	524	4,863
PagerDuty, Inc.* (Software)	1,305	24,169
Pagseguro Digital, Ltd.*—Class A (Financial Services)	2,749	20,480
Palomar Holdings, Inc.* (Insurance)	375	40,451
PAM Transportation Services, Inc.* (Ground Transportation)	87	1,393
Pangaea Logistics Solutions, Ltd.* (Marine Transportation)	457	2,399
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	485	19,191
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	792	13,242
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	490	35,569
Paragon 28, Inc.* (Health Care Equipment & Supplies)	687	8,945
Paramount Group, Inc.* (Office REITs)	2,689	13,149
Park Aerospace Corp.* (Aerospace & Defense)	267	3,869
Park National Corp. (Banks)	210	35,639
Parke Bancorp, Inc.* (Banks)	153	3,097
Park-Ohio Holdings Corp.* (Machinery)	131	3,259
Pathward Financial, Inc. (Banks)	367	29,261
Patria Investments, Ltd.*—Class A (Capital Markets)	814	9,678

Common Stocks, continued

	Shares	Value
Patrick Industries, Inc. (Automobile Components)	473	$45,947
Patterson Cos., Inc. (Health Care Providers & Services)	1,148	35,531
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	5,671	45,765
Payoneer Global, Inc.* (Financial Services)	4,229	44,827
Paysafe, Ltd.* (Financial Services)	469	9,099
Paysign, Inc.* (Financial Services)	480	1,277
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	1,462	42,778
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	169	12,543
PCB Bancorp* (Banks)	159	3,067
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	453	12,621
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	1,843	33,450
Peakstone Realty Trust* (Office REITs)	532	5,719
Peapack-Gladstone Financial Corp.* (Banks)	244	7,723
Pebblebrook Hotel Trust (Hotel & Resort REITs)	1,741	22,859
Peloton Interactive, Inc.*—Class A (Leisure Products)	5,133	39,780
PennyMac Financial Services, Inc.* (Financial Services)	390	40,829
PennyMac Mortgage Investment Trust (Mortgage REITs)	1,266	17,218
Peoples Bancorp of North Carolina, Inc.* (Banks)	65	1,852
Peoples Bancorp, Inc.* (Banks)	504	16,456
Peoples Financial Services Corp.* (Banks)	134	6,897
PepGen, Inc.* (Biotechnology)	227	293
Perdoceo Education Corp. (Diversified Consumer Services)	955	27,485
Perella Weinberg Partners (Capital Markets)	754	19,468
Performant Financial Corp.* (Commercial Services & Supplies)	1,031	2,433
Perimeter Solutions SA* (Chemicals)	1,950	24,375
Perma-Fix Environmental Services, Inc.* (Commercial Services & Supplies)	212	2,169
Perpetua Resources Corp.* (Metals & Mining)	561	6,620
Perspective Therapeutics, Inc.* (Biotechnology)	789	2,801
Petco Health & Wellness Co., Inc.* (Specialty Retail)	1,228	4,200
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	572	3,426
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	297	6,478
Phillips Edison & Co., Inc. (Retail REITs)	1,789	64,994
Phinia, Inc. (Automobile Components)	610	31,043
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	898	20,645
Phreesia, Inc.* (Health Care Technology)	807	22,967
Piedmont Lithium, Inc.* (Metals & Mining)	264	2,178
Piedmont Office Realty Trust, Inc.—Class A (Office REITs)	1,800	15,732
Pioneer Bancorp, Inc.* (Banks)	170	1,969
Piper Sandler Cos. (Capital Markets)	253	80,235

See accompanying notes to the financial statements.

174 :: UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
Pitney Bowes, Inc. (Commercial Services & Supplies)	2,365	$21,072
PJT Partners, Inc.—Class A (Capital Markets)	340	56,090
Planet Labs PBC*—Class A (Professional Services)	3,145	19,185
PlayAGS, Inc.* (Hotels, Restaurants & Leisure)	573	6,899
Playstudios, Inc.* (Entertainment)	1,284	2,247
Plexus Corp.* (Electronic Equipment, Instruments & Components)	391	55,409
Pliant Therapeutics, Inc.* (Pharmaceuticals)	830	8,923
Plug Power, Inc.* (Electrical Equipment)	11,623	21,619
Plumas Bancorp* (Banks)	80	3,648
Plymouth Industrial REIT, Inc. (Industrial REITs)	584	9,811
Ponce Financial Group, Inc.* (Banks)	282	3,742
Porch Group, Inc.* (Software)	1,151	5,122
Portillo's, Inc.*—Class A (Hotels, Restaurants & Leisure)	787	10,947
Portland General Electric Co. (Electric Utilities)	1,516	62,368
Postal Realty Trust, Inc.—Class A (Office REITs)	320	4,211
Potbelly Corp.* (Hotels, Restaurants & Leisure)	400	4,964
PotlatchDeltic Corp. (Specialized REITs)	1,158	51,797
Powell Industries, Inc. (Electrical Equipment)	136	32,610
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	825	51,414
Powerfleet, Inc.* (Electronic Equipment, Instruments & Components)	1,377	8,138
PRA Group, Inc.* (Consumer Finance)	565	12,492
Prairie Operating Co.* (Software)	61	531
Praxis Precision Medicines, Inc.* (Biotechnology)	251	19,214
Precigen, Inc.* (Biotechnology)	1,965	2,653
Preferred Bank (Banks)	181	16,536
Preformed Line Products Co.* (Electrical Equipment)	35	5,265
Prelude Therapeutics, Inc.* (Biotechnology)	193	212
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	722	55,428
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	366	33,295
Prime Medicine, Inc.* (Biotechnology)	827	2,316
PrimeEnergy Resources Corp.* (Oil, Gas & Consumable Fuels)	10	2,179
Primis Financial Corp. (Banks)	295	3,272
Primo Brands Corp.* (Beverages)	2,301	74,483
Primoris Services Corp. (Construction & Engineering)	779	59,804
Princeton Bancorp, Inc.* (Banks)	80	2,442
Priority Technology Holdings, Inc.* (Financial Services)	268	2,546
Privia Health Group, Inc.* (Health Care Providers & Services)	1,487	33,978
ProAssurance Corp.* (Insurance)	742	11,100
PROCEPT BioRobotics Corp.* (Health Care Equipment & Supplies)	650	47,125
Proficient Auto Logistics, Inc.* (Ground Transportation)	229	2,253
ProFrac Holding Corp.*—Class A (Energy Equipment & Services)	324	2,355

Common Stocks, continued

	Shares	Value
PROG Holdings, Inc. (Consumer Finance)	595	$25,436
Progress Software Corp. (Software)	619	35,487
Progyny, Inc.* (Health Care Providers & Services)	1,156	26,785
ProKidney Corp.* (Biotechnology)	1,599	2,638
ProPetro Holding Corp.* (Energy Equipment & Services)	1,266	11,242
PROS Holdings, Inc.* (Software)	666	15,731
Protagonist Therapeutics, Inc.* (Biotechnology)	852	32,206
Prothena Corp. PLC* (Biotechnology)	620	8,823
Proto Labs, Inc.* (Machinery)	367	15,315
Provident Bancorp, Inc.* (Banks)	229	2,682
Provident Financial Services, Inc. (Banks)	1,835	34,076
PTC Therapeutics, Inc.* (Biotechnology)	1,110	50,927
PubMatic, Inc.*—Class A (Media)	610	9,223
Pulmonx Corp.* (Health Care Equipment & Supplies)	552	3,135
Pulse Biosciences, Inc.* (Health Care Equipment & Supplies)	267	5,588
Puma Biotechnology, Inc.* (Biotechnology)	614	1,774
Pure Cycle Corp.* (Water Utilities)	303	3,560
PureCycle Technologies, Inc.* (Chemicals)	1,796	16,721
Purple Innovation, Inc.* (Household Durables)	830	921
Pyxis Oncology, Inc.* (Biotechnology)	713	1,119
Q2 Holdings, Inc.* (Software)	858	81,656
Q32 Bio, Inc.* (Biotechnology)	89	270
QCR Holdings, Inc. (Banks)	239	18,585
Quad/Graphics, Inc.* (Commercial Services & Supplies)	451	3,031
Quaker Chemical Corp. (Chemicals)	202	28,518
Qualys, Inc.* (Software)	541	75,421
Quanex Building Products Corp. (Building Products)	659	13,839
Quanterix Corp.* (Life Sciences Tools & Services)	524	4,816
Quantum-Si, Inc.* (Life Sciences Tools & Services)	1,460	2,891
Quest Resource Holding Corp.* (Commercial Services & Supplies)	254	1,486
QuickLogic Corp.* (Semiconductors & Semiconductor Equipment)	201	1,650
QuinStreet, Inc.* (Interactive Media & Services)	785	18,573
Quipt Home Medical Corp.* (Health Care Providers & Services)	603	1,948
Qurate Retail, Inc.*—Class B (Broadline Retail)	15	32
Rackspace Technology, Inc.* (IT Services)	986	2,593
Radian Group, Inc. (Financial Services)	2,208	75,116
Radiant Logistics, Inc.* (Air Freight & Logistics)	518	3,636
RadNet, Inc.* (Health Care Providers & Services)	964	63,113
Ramaco Resources, Inc.—Class A (Metals & Mining)	382	3,618
Ramaco Resources, Inc.—Class B (Metals & Mining)	79	696
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	1,557	95,942
Ranger Energy Services, Inc.* (Energy Equipment & Services)	228	3,737

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 175

Common Stocks, continued

	Shares	Value
Ranpak Holdings Corp.* (Containers & Packaging)	626	$4,582
Rapid7, Inc.* (Software)	902	34,745
Rapport Therapeutics, Inc.* (Pharmaceuticals)	135	2,215
RAPT Therapeutics, Inc.* (Biotechnology)	439	500
Rayonier Advanced Materials, Inc.* (Chemicals)	933	7,464
RBB Bancorp* (Banks)	238	4,477
RCI Hospitality Holdings, Inc.* (Hotels, Restaurants & Leisure)	122	6,776
RE/MAX Holdings, Inc.*—Class A (Real Estate Management & Development)	261	2,605
Ready Capital Corp. (Mortgage REITs)	2,355	15,661
Recursion Pharmaceuticals, Inc.*—Class A (Biotechnology)	3,626	26,252
Red River Bancshares, Inc.* (Banks)	67	3,739
Red Rock Resorts, Inc.—Class A (Hotels, Restaurants & Leisure)	717	35,169
Red Violet, Inc.* (Software)	161	5,860
Redfin Corp.* (Real Estate Management & Development)	1,742	13,936
Redwire Corp.* (Aerospace & Defense)	332	7,941
Redwood Trust, Inc. (Mortgage REITs)	1,919	12,569
REGENXBIO, Inc.* (Biotechnology)	671	5,415
Regional Management Corp.* (Consumer Finance)	121	4,331
Regulus Therapeutics, Inc.* (Biotechnology)	922	922
Rekor Systems, Inc.* (Software)	1,075	2,182
Relay Therapeutics, Inc.* (Biotechnology)	1,773	7,925
Remitly Global, Inc.* (Financial Services)	2,176	51,136
Renasant Corp. (Banks)	910	35,381
Renovaro, Inc.* (Biotechnology)	1,687	1,265
Repay Holdings Corp.* (Financial Services)	1,264	9,442
Replimune Group, Inc.* (Biotechnology)	887	12,400
ReposiTrak, Inc.* (Software)	171	3,613
Republic Bancorp, Inc.*—Class A (Banks)	120	7,854
Reservoir Media, Inc.* (Entertainment)	284	2,360
Resideo Technologies, Inc.* (Building Products)	2,129	47,945
Resources Connection, Inc.* (Professional Services)	488	4,099
Retail Opportunity Investments Corp. (Retail REITs)	1,807	31,568
REV Group, Inc. (Machinery)	748	25,956
Revance Therapeutics, Inc.* (Pharmaceuticals)	1,518	5,510
REVOLUTION Medicines, Inc.* (Biotechnology)	2,440	104,799
Revolve Group, Inc.* (Specialty Retail)	559	17,653
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	225	9,387
RGC Resources, Inc.* (Gas Utilities)	120	2,552
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	798	47,425
Ribbon Communications, Inc.* (Communications Equipment)	1,334	5,469
Richardson Electronics, Ltd.* (Electronic Equipment, Instruments & Components)	179	2,363
Rigel Pharmaceuticals, Inc.* (Biotechnology)	253	5,477
Rigetti Computing, Inc.* (Semiconductors & Semiconductor Equipment)	2,297	30,251
Riley Exploration Permian, Inc.* (Oil, Gas & Consumable Fuels)	166	5,503

Common Stocks, continued

	Shares	Value
Rimini Street, Inc.* (Software)	774	$2,229
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,161	2,809
Riot Platforms, Inc.* (Software)	4,158	49,397
RLJ Lodging Trust* (Hotel & Resort REITs)	2,221	21,655
Roadzen, Inc.* (Software)	551	793
Rocket Lab USA, Inc.* (Aerospace & Defense)	5,070	147,284
Rocket Pharmaceuticals, Inc.* (Biotechnology)	959	10,300
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	105	2,629
Rogers Corp.* (Electronic Equipment, Instruments & Components)	273	25,403
Root, Inc.*—Class A (Insurance)	126	12,285
RPC, Inc.* (Energy Equipment & Services)	1,239	7,595
RumbleON, Inc.*—Class B (Specialty Retail)	249	1,083
Rush Enterprises, Inc.—Class A (Trading Companies & Distributors)	887	53,885
Rush Enterprises, Inc.*—Class B (Trading Companies & Distributors)	129	7,394
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	1,108	16,155
RXO, Inc.* (Ground Transportation)	2,325	59,636
RxSight, Inc.* (Health Care Equipment & Supplies)	529	17,917
Ryerson Holding Corp.* (Metals & Mining)	393	8,787
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	855	89,638
S&T Bancorp, Inc. (Banks)	555	21,889
Sable Offshore Corp.* (Oil, Gas & Consumable Fuels)	736	18,348
Sabra Health Care REIT, Inc. (Health Care REITs)	3,447	57,599
Sabre Corp.* (Hotels, Restaurants & Leisure)	5,572	18,666
Safe Builders, Inc.* (Marine Transportation)	880	3,124
Safehold, Inc. (Specialized REITs)	755	12,239
Safety Insurance Group, Inc. (Insurance)	214	16,908
Sage Therapeutics, Inc.* (Biotechnology)	796	5,771
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,502	16,327
Sana Biotechnology, Inc.* (Biotechnology)	1,928	6,208
Sanara Medtech, Inc.* (Health Care Equipment & Supplies)	59	2,143
SandRidge Energy, Inc.* (Oil, Gas & Consumable Fuels)	469	5,558
Sandy Spring Bancorp, Inc. (Banks)	641	21,685
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	783	65,561
Sapiens International Corp. N.V. (Software)	449	12,285
Saul Centers, Inc. (Retail REITs)	153	5,588
Savara, Inc.* (Biotechnology)	1,682	4,541
Savers Value Village, Inc.* (Broadline Retail)	341	3,798
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	347	14,522
Schnitzer Steel Industries, Inc.—Class A (Metals & Mining)	384	4,612
Scholar Rock Holding Corp.* (Biotechnology)	1,130	45,629
Scholastic Corp. (Media)	339	6,580
Schrodinger, Inc.* (Health Care Technology)	811	20,336
Scilex Holding Co.* (Pharmaceuticals)	1,025	422
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	650	30,953
scPharmaceuticals, Inc.* (Pharmaceuticals)	574	1,906

See accompanying notes to the financial statements.

176 :: UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
Seacoast Banking Corp. of Florida (Banks)	1,231	$35,022
SEACOR Marine Holdings, Inc.* (Energy Equipment & Services)	355	2,407
Seadrill, Ltd.* (Energy Equipment & Services)	1,012	36,594
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	477	25,071
Select Energy Services, Inc.—Class A (Energy Equipment & Services)	1,330	16,625
Select Medical Holdings Corp. (Health Care Providers & Services)	1,578	31,039
Selective Insurance Group, Inc. (Insurance)	886	74,538
Selectquote, Inc.* (Insurance)	1,979	8,529
Semler Scientific, Inc.* (Health Care Equipment & Supplies)	69	3,585
SEMrush Holdings, Inc.* (Software)	536	9,348
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,059	70,911
Seneca Foods Corp.*—Class A (Food Products)	69	5,031
Sensient Technologies Corp. (Chemicals)	614	46,363
Septerna, Inc.* (Pharmaceuticals)	271	4,583
Sera Prognostics, Inc.*—Class A (Biotechnology)	411	2,659
Service Properties Trust (Hotel & Resort REITs)	2,405	6,854
ServisFirst Bancshares, Inc. (Banks)	740	67,096
SES AI Corp.* (Electrical Equipment)	1,899	2,241
Seven Hills Realty Trust* (Mortgage REITs)	186	2,437
Sezzle, Inc.* (Financial Services)	34	7,956
SFL Corp., Ltd.* (Oil, Gas & Consumable Fuels)	1,904	20,087
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	554	65,444
Shattuck Labs, Inc.* (Biotechnology)	571	662
Shenandoah Telecommunications Co. (Diversified Telecommunication Services)	710	7,668
Shoals Technologies Group, Inc.*—Class A (Electrical Equipment)	2,444	11,682
Shoe Carnival, Inc. (Specialty Retail)	261	7,063
Shore Bancshares, Inc.* (Banks)	447	7,308
ShotSpotter, Inc.* (Software)	145	1,936
Shutterstock, Inc. (Interactive Media & Services)	355	10,480
SI-BONE, Inc.* (Health Care Equipment & Supplies)	600	10,056
Sierra Bancorp* (Banks)	190	5,727
SIGA Technologies, Inc. (Pharmaceuticals)	675	4,037
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	518	1,450
Signet Jewelers, Ltd. (Specialty Retail)	616	36,486
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	467	63,321
Silvaco Group, Inc.* (Software)	88	761
Silvercrest Asset Management Group, Inc.—Class A (Capital Markets)	139	2,572
Simmons First National Corp.—Class A (Banks)	1,809	41,100
Simulations Plus, Inc. (Health Care Technology)	231	7,928
Sinclair, Inc.* (Media)	466	6,827
SiriusPoint, Ltd.* (Insurance)	1,370	19,947
Common Stocks, continued

	Shares	Value
SITE Centers Corp. (Retail REITs)	693	$10,381
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	271	55,338
Sitio Royalties Corp.—Class A (Oil, Gas & Consumable Fuels)	1,177	23,705
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	1,352	59,610
SJW Group (Water Utilities)	488	24,512
Sky Harbour Group Corp.* (Transportation Infrastructure)	165	1,770
Skye Bioscience, Inc.* (Biotechnology)	288	924
Skyward Specialty Insurance Group, Inc.* (Insurance)	541	23,955
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	397	4,101
SkyWest, Inc.* (Passenger Airlines)	578	69,892
SL Green Realty Corp. (Office REITs)	1,027	69,211
Sleep Number Corp.* (Specialty Retail)	314	5,614
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,667	63,280
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	759	15,393
SmartFinancial, Inc.* (Banks)	232	8,180
SmartRent, Inc.* (Electronic Equipment, Instruments & Components)	2,786	4,095
Smith & Wesson Brands, Inc.* (Leisure Products)	654	6,860
Smith-Midland Corp.* (Construction Materials)	67	2,682
Solaris Energy Infrastructure, Inc.* (Energy Equipment & Services)	367	10,015
SolarMax Technology, Inc.* (Electrical Equipment)	439	742
SolarWinds Corp. (Software)	793	11,800
Soleno Therapeutics, Inc.* (Biotechnology)	373	18,736
Solid Biosciences, Inc.* (Biotechnology)	332	1,056
Solid Power, Inc.* (Automobile Components)	2,256	3,136
Solidion Technology, Inc.* (Electrical Equipment)	726	277
Solo Brands, Inc.*—Class A (Leisure Products)	411	403
Sonic Automotive, Inc.—Class A (Specialty Retail)	215	15,964
Sonida Senior Living, Inc.* (Health Care Providers & Services)	69	1,593
Sonos, Inc.* (Household Durables)	1,755	24,201
SoundHound AI, Inc.*—Class A (Software)	4,496	63,618
South Plains Financial, Inc.* (Banks)	171	6,144
Southern California BanCorp* (Banks)	355	5,893
Southern First Bancshares, Inc.* (Banks)	112	4,122
Southern Missouri Bancorp, Inc.* (Banks)	139	8,226
Southern States Bancshares, Inc.* (Banks)	121	3,978
Southland Holdings, Inc.* (Construction & Engineering)	147	448
Southside Bancshares, Inc.* (Banks)	418	13,138
SouthState Corp. (Banks)	1,425	150,465
Southwest Gas Holdings, Inc. (Gas Utilities)	888	66,316
SpartanNash Co. (Consumer Staples Distribution & Retail)	492	8,969
Sphere Entertainment Co.* (Entertainment)	396	18,454

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 177

Common Stocks, continued

	Shares	Value
Spire Global, Inc.* (Professional Services)	325	$5,574
Spire, Inc. (Gas Utilities)	828	58,755
Spok Holdings, Inc.* (Wireless Telecommunication Services)	267	4,293
SpringWorks Therapeutics, Inc.* (Biotechnology)	1,002	37,575
Sprinklr, Inc.*—Class A (Software)	1,700	15,147
Sprout Social, Inc.*—Class A (Software)	729	23,816
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	1,468	232,444
SPS Commerce, Inc.* (Software)	549	101,390
SPX Technologies, Inc.* (Machinery)	656	97,429
Spyre Therapeutics, Inc.* (Biotechnology)	504	11,587
SSR Mining, Inc.* (Metals & Mining)	2,958	23,753
STAAR Surgical Co.* (Health Care Equipment & Supplies)	721	17,441
Stagwell, Inc.* (Media)	1,254	7,825
Standard BioTools, Inc.* (Life Sciences Tools & Services)	4,300	6,665
Standard Motor Products, Inc. (Automobile Components)	304	9,430
Standex International Corp. (Machinery)	170	31,059
Star Holdings* (Real Estate Management & Development)	189	1,680
Steelcase, Inc.—Class A (Commercial Services & Supplies)	1,349	15,487
Stellar Bancorp, Inc. (Banks)	716	20,334
Stem, Inc.* (Electrical Equipment)	2,213	1,343
Stepan Co. (Chemicals)	312	19,778
StepStone Group, Inc.—Class A (Capital Markets)	956	61,260
Stereotaxis, Inc.* (Health Care Equipment & Supplies)	824	1,994
Sterling Bancorp, Inc.* (Banks)	310	1,460
Sterling Infrastructure, Inc.* (Construction & Engineering)	435	61,953
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	1,057	43,390
Stewart Information Services Corp. (Insurance)	395	25,750
Stitch Fix, Inc.*—Class A (Specialty Retail)	1,476	6,952
Stock Yards Bancorp, Inc. (Banks)	373	27,494
Stoke Therapeutics, Inc.* (Biotechnology)	524	6,016
StoneCo, Ltd.* (Financial Services)	4,172	38,257
Stoneridge, Inc.* (Automobile Components)	398	2,058
StoneX Group, Inc.* (Capital Markets)	403	44,137
Strategic Education, Inc. (Diversified Consumer Services)	324	31,827
Stratus Properties, Inc.* (Real Estate Management & Development)	81	1,562
Strawberry Fields REIT, Inc.* (Health Care REITs)	91	1,019
Stride, Inc.* (Diversified Consumer Services)	621	83,772
Sturm Ruger & Co., Inc.* (Leisure Products)	239	8,508
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	1,529	10,260
Summit Materials, Inc.*—Class A (Construction Materials)	1,765	92,327
Summit Therapeutics, Inc.* (Biotechnology)	1,341	28,832
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	575	9,752

Common Stocks, continued

	Shares	Value
SunCoke Energy, Inc. (Metals & Mining)	1,221	$11,465
Sunnova Energy International, Inc.* (Independent Power/Renewable Electricity Producers)	1,583	4,068
SunOpta, Inc.* (Food Products)	1,376	10,086
Sunrise Realty Trust, Inc.* (Mortgage REITs)	82	984
Sunrun, Inc.* (Electrical Equipment)	3,186	28,833
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	2,965	33,593
Super Group SGHC, Ltd.* (Hotels, Restaurants & Leisure)	2,184	17,669
Superior Group of Cos., Inc.* (Textiles, Apparel & Luxury Goods)	190	2,867
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	732	28,087
Surgery Partners, Inc.* (Health Care Providers & Services)	1,119	28,523
Surmodics, Inc.* (Health Care Equipment & Supplies)	201	6,842
Sutro Biopharma, Inc.* (Biotechnology)	1,194	2,292
Sweetgreen, Inc.*—Class A (Hotels, Restaurants & Leisure)	1,460	48,063
SWK Holdings Corp.* (Financial Services)	48	780
Sylvamo Corp. (Paper & Forest Products)	507	40,610
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	577	48,987
Syndax Pharmaceuticals, Inc.* (Biotechnology)	1,198	16,976
System1, Inc.* (Interactive Media & Services)	346	226
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	345	6,041
Talkspace, Inc.* (Health Care Providers & Services)	1,792	5,555
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,113	20,961
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	957	35,466
Tanger, Inc. (Retail REITs)	1,552	50,937
Tango Therapeutics, Inc.* (Biotechnology)	695	2,071
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	481	4,632
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	536	28,815
Taylor Devices, Inc.* (Machinery)	42	1,403
Taylor Morrison Home Corp.* (Household Durables)	1,491	96,111
Taysha Gene Therapies, Inc.* (Biotechnology)	2,556	3,834
TechTarget, Inc.* (Media)	386	6,574
Tecnoglass, Inc. (Building Products)	328	24,928
Teekay Corp.* (Transportation & Logistics)	801	5,719
Teekay Tankers, Ltd.* (Transportation & Logistics)	350	14,672
TEGNA, Inc. (Media)	2,413	43,965
Tejon Ranch Co.* (Real Estate Management & Development)	305	4,947
Teladoc Health, Inc.* (Health Care Technology)	2,509	25,491
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	1,438	50,834
Telomir Pharmaceuticals, Inc.* (Pharmaceuticals)	282	1,371

See accompanying notes to the financial statements.

178 :: UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
Telos Corp.* (Software)	803	$2,497
Tenable Holdings, Inc.* (Software)	1,718	74,029
Tenaya Therapeutics, Inc.* (Biotechnology)	805	853
Tennant Co. (Machinery)	277	23,689
Terawulf, Inc.* (Software)	3,900	18,603
Terex Corp. (Machinery)	972	46,743
Terns Pharmaceuticals, Inc.* (Pharmaceuticals)	1,025	4,572
Terreno Realty Corp. (Industrial REITs)	1,392	91,065
TETRA Technologies, Inc.* (Energy Equipment & Services)	1,830	7,595
Tevogen Bio Holdings, Inc.* (Biotechnology)	332	495
Texas Capital Bancshares, Inc.* (Banks)	676	53,370
TG Therapeutics, Inc.* (Biotechnology)	2,035	64,510
The Andersons, Inc. (Consumer Staples Distribution & Retail)	476	19,397
The Baldwin Insurance Group, Inc.* (Insurance)	972	39,803
The Bancorp, Inc.* (Banks)	683	41,704
The Bank of NT Butterfield & Son, Ltd. (Banks)	647	23,738
The Beauty Health Co.* (Personal Care Products)	1,086	1,814
The Brink's Co. (Commercial Services & Supplies)	646	60,291
The Buckle, Inc. (Specialty Retail)	450	21,425
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	704	39,530
The Chefs' Warehouse, Inc.* (Consumer Staples Distribution & Retail)	510	27,469
The E.W. Scripps Co.*—Class A (Media)	894	1,681
The Eastern Co.* (Machinery)	76	2,054
The Ensign Group, Inc. (Health Care Providers & Services)	809	112,985
The First Bancorp, Inc.* (Banks)	156	4,031
The First Bancshares, Inc.* (Banks)	443	16,989
The First of Long Island Corp.* (Banks)	312	4,056
The GEO Group, Inc.* (Commercial Services & Supplies)	1,855	58,451
The Goodyear Tire & Rubber Co.* (Automobile Components)	4,153	36,837
The Gorman-Rupp Co. (Machinery)	305	11,706
The Greenbrier Cos., Inc. (Machinery)	447	29,618
The Hackett Group, Inc. (IT Services)	368	11,364
The Hain Celestial Group, Inc.* (Food Products)	1,307	6,613
The Honest Co., Inc.* (Personal Care Products)	1,204	7,718
The Joint Corp.* (Health Care Providers & Services)	159	1,757
The Lovesac Co.* (Household Durables)	207	5,291
The Macerich Co. (Retail REITs)	3,451	71,712
The Manitowoc Co., Inc.* (Machinery)	502	5,015
The Marcus Corp.* (Entertainment)	340	6,841
The ODP Corp.* (Specialty Retail)	477	10,780
The ONE Group Hospitality, Inc.* (Hotels, Restaurants & Leisure)	304	1,140
The Pennant Group, Inc.* (Health Care Providers & Services)	476	12,600
The Real Brokerage, Inc.* (Real Estate Management & Development)	1,465	7,501

Common Stocks, continued

	Shares	Value
The RealReal, Inc.* (Specialty Retail)	1,461	$13,938
The RMR Group, Inc.*—Class A (Real Estate Management & Development)	226	4,219
The Shyft Group, Inc. (Machinery)	493	5,921
The Simply Good Foods Co.* (Food Products)	1,330	50,540
The St. Joe Co. (Real Estate Management & Development)	525	25,253
The Vita Coco Co., Inc.* (Beverages)	572	21,416
The York Water Co.* (Water Utilities)	209	6,464
Theravance Biopharma, Inc.* (Pharmaceuticals)	536	5,028
Thermon Group Holdings, Inc.* (Electrical Equipment)	486	13,452
Third Coast Bancshares, Inc.* (Banks)	165	5,948
Third Harmonic Bio, Inc.* (Pharmaceuticals)	289	1,520
ThredUp, Inc.*—Class A (Specialty Retail)	1,147	2,512
Thryv Holdings, Inc.* (Media)	544	9,525
Tidewater, Inc.* (Energy Equipment & Services)	711	39,183
Tile Shop Holdings, Inc.* (Specialty Retail)	418	3,152
Tilly's, Inc.*—Class A (Specialty Retail)	216	935
Timberland Bancorp, Inc./WA* (Banks)	110	3,302
TimkenSteel Corp.* (Metals & Mining)	624	9,323
Tiptree, Inc.* (Insurance)	367	7,355
Titan International, Inc.* (Machinery)	732	6,464
Titan Machinery, Inc.* (Trading Companies & Distributors)	305	5,710
Tompkins Financial Corp.* (Banks)	186	13,033
Topgolf Callaway Brands Corp.* (Leisure Products)	2,067	16,247
Torrid Holdings, Inc.* (Specialty Retail)	295	2,083
Tourmaline Bio, Inc.* (Biotechnology)	336	5,396
TowneBank* (Banks)	1,024	36,628
Townsquare Media, Inc.*—Class A (Media)	196	1,740
TPG RE Finance Trust, Inc.* (Mortgage REITs)	870	7,317
TPI Composites, Inc.* (Electrical Equipment)	673	1,097
Traeger, Inc.* (Household Durables)	504	1,230
Transcat, Inc.* (Trading Companies & Distributors)	132	10,167
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	18	465
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	478	32,289
Transocean, Ltd.* (Energy Equipment & Services)	10,630	41,670
Travere Therapeutics, Inc.* (Biotechnology)	1,101	22,526
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	711	7,146
Tredegar Corp.* (Metals & Mining)	387	3,038
TreeHouse Foods, Inc.* (Food Products)	688	23,750
Trevi Therapeutics, Inc.* (Pharmaceuticals)	882	3,475
Tri Pointe Homes, Inc.* (Household Durables)	1,344	49,540
TriCo Bancshares (Banks)	466	20,443
TriMas Corp.* (Containers & Packaging)	591	14,361
TriNet Group, Inc. (Professional Services)	465	43,426
Trinity Industries, Inc. (Machinery)	1,191	45,056
Triumph Financial, Inc.* (Banks)	322	24,813
Triumph Group, Inc.* (Aerospace & Defense)	1,070	20,052
Tronox Holdings PLC*—Class A (Chemicals)	1,731	17,777
TrueBlue, Inc.* (Professional Services)	425	3,464
TrueCar, Inc.* (Interactive Media & Services)	1,248	4,293

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 179

Common Stocks, continued

	Shares	Value
Trupanion, Inc.* (Insurance)	481	$22,819
TrustCo Bank Corp. (Banks)	271	8,715
Trustmark Corp. (Banks)	887	33,263
TScan Therapeutics, Inc.* (Biotechnology)	560	1,439
TTEC Holdings, Inc.* (Professional Services)	285	1,077
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,471	36,172
Tucows, Inc.*—Class A (IT Services)	116	1,769
Turning Point Brands, Inc. (Tobacco)	249	15,871
Turtle Beach Corp.* (Technology Hardware, Storage & Peripherals)	241	4,278
Tutor Perini Corp.* (Construction & Engineering)	630	15,177
Twin Disc, Inc.* (Machinery)	163	1,840
Twist Bioscience Corp.* (Biotechnology)	850	44,515
Two Harbors Investment Corp. (Mortgage REITs)	1,513	19,291
TXNM Energy, Inc. (Electric Utilities)	1,313	63,484
Tyra Biosciences, Inc.* (Biotechnology)	296	4,280
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	218	19,339
Udemy, Inc.* (Diversified Consumer Services)	1,327	9,926
UFP Industries, Inc. (Building Products)	882	102,004
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	106	29,114
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	645	23,781
Ultralife Corp.* (Electrical Equipment)	147	1,114
UMB Financial Corp. (Banks)	992	116,956
UMH Properties, Inc.* (Residential REITs)	1,054	18,961
UniFirst Corp. (Commercial Services & Supplies)	219	46,936
Unisys Corp.* (IT Services)	960	6,394
United Bankshares, Inc. (Banks)	1,927	74,190
United Community Banks, Inc. (Banks)	1,743	57,815
United Fire Group, Inc. (Insurance)	306	7,592
United Homes Group, Inc.* (Household Durables)	77	320
United Insurance Holdings Corp.* (Insurance)	352	4,291
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	857	25,487
United States Lime & Minerals, Inc. (Construction Materials)	153	16,919
Uniti Group, Inc. (Specialized REITs)	3,543	19,309
Unitil Corp. (Multi-Utilities)	233	12,482
Unity Bancorp, Inc.* (Banks)	104	5,028
Universal Corp.* (Tobacco)	351	18,645
Universal Health Realty Income Trust (Health Care REITs)	187	7,300
Universal Insurance Holdings, Inc.* (Insurance)	343	6,634
Universal Logistics Holdings, Inc.* (Ground Transportation)	99	4,378
Universal Technical Institute, Inc.* (Diversified Consumer Services)	575	15,772
Univest Financial Corp.* (Banks)	422	12,825
Upbound Group, Inc. (Specialty Retail)	782	22,944
Upstart Holdings, Inc.* (Consumer Finance)	1,144	74,068
Upstream Bio, Inc.* (Biotechnology)	253	2,725
Upwork, Inc.* (Professional Services)	1,816	28,620
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	5,814	41,047

Common Stocks, continued

	Shares	Value
Urban Edge Properties (Retail REITs)	1,835	$37,324
Urban Outfitters, Inc.* (Specialty Retail)	924	51,208
Ur-Energy, Inc.* (Oil, Gas & Consumable Fuels)	5,157	5,415
UroGen Pharma, Ltd.* (Biotechnology)	564	6,210
USANA Health Sciences, Inc.* (Personal Care Products)	166	5,407
USCB Financial Holdings, Inc.* (Banks)	152	2,885
Utah Medical Products, Inc.* (Health Care Equipment & Supplies)	48	2,939
Utz Brands, Inc. (Food Products)	961	12,839
V2X, Inc.* (Aerospace & Defense)	206	10,739
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels)	1,518	6,224
Vacasa, Inc.*—Class A (Hotels, Restaurants & Leisure)	139	698
Valaris, Ltd.* (Energy Equipment & Services)	898	43,050
Valhi, Inc.* (Chemicals)	35	730
Valley National Bancorp (Banks)	6,819	70,099
Value Line, Inc.* (Capital Markets)	12	472
Vanda Pharmaceuticals, Inc.* (Biotechnology)	831	3,665
Varex Imaging Corp.* (Health Care Equipment & Supplies)	565	7,763
Varonis Systems, Inc.* (Software)	1,607	72,894
Vaxcyte, Inc.* (Biotechnology)	1,810	159,860
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	810	20,558
Velocity Financial, Inc.* (Financial Services)	132	2,447
Ventyx Biosciences, Inc.* (Pharmaceuticals)	886	1,781
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	358	1,339
Vera Therapeutics, Inc.* (Biotechnology)	646	24,083
Veracyte, Inc.* (Biotechnology)	1,120	50,938
Verastem, Inc.* (Biotechnology)	565	3,435
Verde Clean Fuels, Inc.* (Oil, Gas & Consumable Fuels)	49	180
Vericel Corp.* (Biotechnology)	716	41,915
Verint Systems, Inc.* (Software)	890	22,588
Veritex Holdings, Inc. (Banks)	765	20,502
Verra Mobility Corp.* (Professional Services)	2,402	63,389
Verrica Pharmaceuticals, Inc.* (Pharmaceuticals)	277	179
Vertex, Inc.*—Class A (Software)	791	45,680
Veru, Inc.* (Personal Care Products)	1,927	1,071
Verve Therapeutics, Inc.* (Biotechnology)	1,035	7,876
Viad Corp.* (Commercial Services & Supplies)	298	11,771
Viant Technology, Inc.*—Class A (Software)	223	4,935
Viasat, Inc.* (Communications Equipment)	1,803	17,345
Viavi Solutions, Inc.* (Communications Equipment)	3,209	38,637
Vicor Corp.* (Electrical Equipment)	332	16,978
Victoria's Secret & Co.* (Specialty Retail)	1,144	41,596
Victory Capital Holdings, Inc.—Class A (Capital Markets)	599	39,642
Viemed Healthcare, Inc.* (Health Care Providers & Services)	500	4,095
Village Super Market, Inc.*—Class A (Consumer Staples Distribution & Retail)	127	4,332
Vimeo, Inc.* (Interactive Media & Services)	2,118	14,212
Vir Biotechnology, Inc.* (Biotechnology)	1,305	13,572
Virco Mfg. Corp.* (Commercial Services & Supplies)	161	1,755

See accompanying notes to the financial statements.

180 :: UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
Virgin Galactic Holdings, Inc.* (Aerospace & Defense)	386	$1,837
Virginia National Bankshares Corp.* (Banks)	68	2,479
Viridian Therapeutics, Inc.* (Biotechnology)	1,066	20,659
VirTra, Inc.* (Aerospace & Defense)	159	1,013
Virtus Investment Partners, Inc. (Capital Markets)	99	19,751
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,841	31,168
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	175	4,078
Visteon Corp.* (Automobile Components)	398	33,456
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	417	13,302
Vital Farms, Inc.* (Food Products)	486	21,323
Vitesse Energy, Inc. (Oil, Gas & Consumable Fuels)	364	9,420
Vivid Seats, Inc.*—Class A (Entertainment)	1,126	4,842
Voyager Therapeutics, Inc.* (Biotechnology)	670	3,652
VSE Corp. (Commercial Services & Supplies)	257	26,304
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	1,439	2,245
Wabash National Corp. (Machinery)	626	9,766
WaFd, Inc. (Banks)	247	8,094
Waldencast PLC*—Class A (Personal Care Products)	362	1,253
Walker & Dunlop, Inc. (Financial Services)	469	45,057
Warby Parker, Inc.*—Class A (Specialty Retail)	1,291	35,774
Warrior Met Coal, Inc. (Metals & Mining)	756	39,894
Washington Federal, Inc. (Banks)	973	28,879
Waterstone Financial, Inc. (Financial Services)	234	3,215
Watts Water Technologies, Inc.—Class A (Machinery)	399	82,505
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	1,343	15,539
Waystar Holding Corp.* (Health Care Technology)	629	25,280
WD-40 Co. (Household Products)	198	46,520
Weave Communications, Inc.* (Software)	577	9,417
WEBTOON Entertainment, Inc.* (Interactive Media & Services)	223	2,843
Weis Markets, Inc.* (Consumer Staples Distribution & Retail)	240	16,214
Werewolf Therapeutics, Inc.* (Biotechnology)	445	596
Werner Enterprises, Inc. (Ground Transportation)	899	32,454
WesBanco, Inc. (Banks)	839	29,399
West Bancorp, Inc.* (Banks)	235	5,154
Westamerica Bancorp* (Banks)	375	19,410
Westrock Coffee Co.* (Food Products)	494	3,438
Weyco Group, Inc.* (Distributors)	88	3,145
Wheels Up Experience, Inc.* (Passenger Airlines)	1,308	2,040
Whitestone REIT (Retail REITs)	722	9,675
WideOpenWest, Inc.* (Media)	729	3,113
Willdan Group, Inc.* (Professional Services)	186	6,574
Willis Lease Finance Corp. (Trading Companies & Distributors)	41	7,951
Winmark Corp. (Specialty Retail)	42	16,363
Winnebago Industries, Inc. (Automobiles)	412	19,694
WisdomTree, Inc. (Capital Markets)	2,034	19,913

Common Stocks, continued

	Shares	Value
WK Kellogg Co. (Food Products)	956	$15,860
WM Technology, Inc.* (Software)	1,257	1,735
WNS Holdings, Ltd.* (Professional Services)	626	38,343
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,157	25,836
Workiva, Inc.* (Software)	736	72,290
World Acceptance Corp.* (Consumer Finance)	50	7,058
World Kinect Corp. (Oil, Gas & Consumable Fuels)	832	23,521
Worthington Enterprises, Inc. (Household Durables)	458	19,190
Worthington Steel, Inc. (Metals & Mining)	474	13,770
WSFS Financial Corp. (Banks)	862	48,272
X4 Pharmaceuticals, Inc.* (Biotechnology)	2,450	1,715
XBiotech, Inc.* (Biotechnology)	291	1,007
Xencor, Inc.* (Biotechnology)	981	17,933
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	1,486	22,231
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	2,044	7,277
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	1,695	14,475
XOMA Royalty Corp.* (Biotechnology)	117	3,113
Xometry, Inc.*—Class A (Trading Companies & Distributors)	619	20,557
XPEL, Inc.* (Automobile Components)	368	15,430
Xperi, Inc.* (Software)	667	6,016
Xponential Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)	355	5,939
Yelp, Inc.* (Interactive Media & Services)	943	37,663
Yext, Inc.* (Software)	1,551	10,206
Y-mAbs Therapeutics, Inc.* (Biotechnology)	544	3,248
Zenas Biopharma, Inc.* (Biotechnology)	224	1,796
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	833	1,449
Zeta Global Holdings Corp.*—Class A (Software)	2,605	47,802
Zevra Therapeutics, Inc.* (Pharmaceuticals)	771	6,045
Ziff Davis, Inc.* (Interactive Media & Services)	643	34,651
Zimvie, Inc.* (Health Care Equipment & Supplies)	398	5,508
ZipRecruiter, Inc.* (Interactive Media & Services)	1,046	7,196
Zumiez, Inc.* (Specialty Retail)	226	3,607
Zuora, Inc.*—Class A (Software)	2,035	20,309
Zura Bio, Ltd.* (Biotechnology)	719	1,352
Zurn Elkay Water Solutions Corp. (Building Products)	2,099	82,785
Zymeworks, Inc.* (Biotechnology)	795	11,607
Zynex, Inc.* (Health Care Equipment & Supplies)	222	1,740
TOTAL COMMON STOCKS (Cost $24,949,453)		39,994,074

Rights(NM)

Cartesian Therapeutics, Inc.CVR*† (Health Care)	1,656	298
Chinook TherapeuticsCVR*† (Health Care)	750	—
TOTAL RIGHTS (Cost $—)		298

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 181

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*† (Metals & Mining)	1,320	$—
TOTAL TRUST (Cost $—)		—

Repurchase Agreements(b)(c) (21.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.08%–4.20%, dated 1/31/25, due 2/3/25, total to be received $11,015,839	$11,012,000	$11,012,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,012,000)		11,012,000
TOTAL INVESTMENT SECURITIES (Cost $35,961,453)—99.4%		51,006,372
Net other assets (liabilities)—0.6%		312,123
NET ASSETS—100.0%		$51,318,495

*  Non-income producing security.

†  These securities were fair valued based on procedures approved by the Board of Trustees. As of January 31, 2025, these securities represented less than 0.005% of the net assets of the Fund.

(a)  Number of shares is less than 0.50.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2025, the aggregate amount held in a segregated account was $8,004,000.

CVR  Contingent Value Rights

NM  Not meaningful, amount is less than 0.05%

REIT  Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME E-Mini Russell 2000 Index Futures Contracts	60	3/24/25	$6,886,200	$(66,368)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	2/27/25	4.53%	$1,824,007	$(1,080)
Russell 2000 Index	Goldman Sachs International	2/27/25	4.88%	20,943,802	2,448
				$22,767,809	$1,368
iShares Russell 2000 ETF	UBS AG	2/27/25	5.13%	$11,569,955	$(7,620)
Russell 2000 Index	UBS AG	2/27/25	5.03%	21,403,628	24,639
				$32,973,583	$17,019
				$55,741,392	$18,387

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of January 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

182 :: UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

UltraSmall-Cap ProFund invested in the following industries as of January 31, 2025:

	Value	% of Net Assets
Aerospace & Defense	$616,028	1.2%
Air Freight & Logistics	70,951	0.1%
Automobile Components	444,013	0.9%
Automobiles	20,531	NM
Banks	4,155,145	8.1%
Beverages	117,765	0.2%
Biotech & Pharma	298	NM
Biotechnology	3,329,170	6.5%
Broadline Retail	8,833	NM
Building Products	560,797	1.1%
Capital Markets	721,041	1.4%
Chemicals	722,052	1.4%
Commercial Services & Supplies	741,287	1.4%
Communications Equipment	268,651	0.5%
Construction & Engineering	663,799	1.3%
Construction Materials	197,692	0.4%
Consumer Finance	393,133	0.8%
Consumer Staples Distribution & Retail	391,913	0.8%
Containers & Packaging	95,317	0.2%
Distributors	17,818	NM
Diversified Consumer Services	466,093	0.9%
Diversified Telecommunication Services	222,802	0.4%
Electric Utilities	300,346	0.6%
Electrical Equipment	552,048	1.1%
Electronic Equipment, Instruments & Components	1,164,013	2.3%
Energy Equipment & Services	817,476	1.6%
Entertainment	192,295	0.4%
Equity REIT-Diversified	242,541	0.5%
Financial Services	1,076,493	2.1%
Food Products	372,665	0.7%
Gas & Water Utilities	72,968	0.2%
Gas Utilities	316,082	0.6%
Ground Transportation	177,949	0.4%
Health Care Equipment & Supplies	1,247,498	2.4%
Health Care Providers & Services	1,210,883	2.4%
Health Care REITs	287,008	0.6%
Health Care Technology	144,239	0.3%
Hotel & Resort REITs	293,455	0.6%
Hotels, Restaurants & Leisure	820,403	1.6%
Household Durables	791,258	1.6%
Household Products	117,005	0.2%
Independent Power/Renewable Electricity Producers	66,497	0.1%
Industrial Conglomerates	9,047	NM
Industrial REITs	169,288	0.3%
	Value	% of Net Assets
Insurance	$776,482	1.5%
Interactive Media & Services	259,706	0.5%
IT Services	235,997	0.5%
Leisure Products	138,340	0.3%
Life Sciences Tools & Services	105,614	0.2%
Machinery	1,578,233	3.1%
Marine Transportation	107,860	0.2%
Media	312,251	0.6%
Metals & Mining	587,413	1.1%
Mortgage REITs	354,456	0.7%
Multi-Utilities	162,640	0.3%
Office REITs	269,686	0.5%
Oil, Gas & Consumable Fuels	1,183,099	2.3%
Paper & Forest Products	48,230	0.1%
Passenger Airlines	195,248	0.4%
Personal Care Products	99,168	0.2%
Pharmaceuticals	679,090	1.3%
Professional Services	915,302	1.8%
Real Estate Management & Development	274,144	0.5%
Residential REITs	169,400	0.3%
Retail REITs	520,745	1.0%
Semiconductors & Semiconductor Equipment	1,009,696	2.0%
Software	2,588,918	5.0%
Specialized REITs	174,966	0.3%
Specialty Retail	926,262	1.8%
Technology Hardware, Storage & Peripherals	174,378	0.3%
Textiles, Apparel & Luxury Goods	242,488	0.5%
Tobacco	35,852	0.1%
Trading Companies & Distributors	978,732	1.9%
Transportation & Logistics	20,391	NM
Transportation Infrastructure	1,770	NM
Water Utilities	138,135	0.3%
Wireless Telecommunication Services	63,094	0.1%
Other**	11,324,123	22.1%
Total	$51,318,495	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: U.S. Government Plus ProFund :: 183

Repurchase Agreements(a)(b) (291.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.08%–4.20%, dated 1/31/25, due 2/3/25, total to be received $12,472,347	$12,468,000	$12,468,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,468,000)		12,468,000
TOTAL INVESTMENT SECURITIES (Cost $12,468,000)—291.0%		12,468,000
Net other assets (liabilities)—(191.0)%		(8,183,917)
NET ASSETS—100.0%		$4,284,083

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2025, the aggregate amount held in a segregated account was $533,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 4.50%, due 11/15/54	Citibank North America	2/18/25	4.55%	$3,588,409	$(8,925)
30-Year U.S. Treasury Bond, 4.50%, due 11/15/54	Societe Generale	2/18/25	4.61%	1,722,051	18,686
				$5,310,460	$9,761

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of January 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

184 :: Utilities UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2025 (unaudited)

Common Stocks (79.5%)

	Shares	Value
Alliant Energy Corp. (Electric Utilities)	1,705	$100,390
Ameren Corp. (Multi-Utilities)	1,775	167,205
American Electric Power Co., Inc. (Electric Utilities)	3,541	348,293
American Water Works Co., Inc. (Water Utilities)	1,296	161,533
Atmos Energy Corp. (Gas Utilities)	1,032	147,070
CenterPoint Energy, Inc. (Multi-Utilities)	4,331	141,061
CMS Energy Corp. (Multi-Utilities)	1,986	131,076
Consolidated Edison, Inc. (Multi-Utilities)	2,303	215,883
Constellation Energy Corp. (Electric Utilities)	2,079	623,658
Dominion Energy, Inc. (Multi-Utilities)	5,584	310,415
DTE Energy Co. (Multi-Utilities)	1,377	165,075
Duke Energy Corp. (Electric Utilities)	5,136	575,181
Edison International (Electric Utilities)	2,573	138,942
Entergy Corp. (Electric Utilities)	2,851	231,159
Evergy, Inc. (Electric Utilities)	1,529	98,116
Eversource Energy (Electric Utilities)	2,434	140,393
Exelon Corp. (Electric Utilities)	6,679	267,160
FirstEnergy Corp. (Electric Utilities)	3,408	135,638
NextEra Energy, Inc. (Electric Utilities)	13,671	978,297
NiSource, Inc. (Multi-Utilities)	3,101	115,667
NRG Energy, Inc. (Electric Utilities)	1,347	137,987
PG&E Corp. (Electric Utilities)	14,532	227,426
Pinnacle West Capital Corp. (Electric Utilities)	756	65,742
PPL Corp. (Electric Utilities)	4,904	164,774
Public Service Enterprise Group, Inc. (Multi-Utilities)	3,313	276,768
Sempra (Multi-Utilities)	4,210	349,135
The AES Corp. (Independent Power/Renewable Electricity Producers)	4,724	51,964
The Southern Co. (Electric Utilities)	7,284	611,492
Vistra Corp. (Independent Power/Renewable Electricity Producers)	2,262	380,084
WEC Energy Group, Inc. (Multi-Utilities)	2,104	208,843
Xcel Energy, Inc. (Electric Utilities)	3,818	256,570
TOTAL COMMON STOCKS (Cost $3,201,185)		7,922,997

Repurchase Agreements(a)(b) (22.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.08%–4.20%, dated 1/31/25, due 2/3/25, total to be received $2,228,777	$2,228,000	$2,228,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,228,000)		2,228,000
TOTAL INVESTMENT SECURITIES (Cost $5,429,185)—101.9%		10,150,997
Net other assets (liabilities)—(1.9)%		(192,807)
NET ASSETS—100.0%		$9,958,190

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2025, the aggregate amount held in a segregated account was $1,611,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Utilities Select Sector Index	Goldman Sachs International	2/24/25	5.08%	$3,758,381	$(47,777)
S&P Utilities Select Sector Index	UBS AG	2/24/25	5.03%	3,313,943	(39,025)
				$7,072,324	$(86,802)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of January 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: Utilities UltraSector ProFund :: 185

Utilities UltraSector ProFund invested in the following industries as of January 31, 2025:

	Value	% of Net Assets
Electric Utilities	$5,101,218	51.2%
Gas Utilities	147,070	1.5%
Independent Power/Renewable Electricity Producers	432,048	4.3%
Multi-Utilities	2,081,128	20.9%
Water Utilities	161,533	1.6%
Other**	2,035,193	20.5%
Total	$9,958,190	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

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Statements of
Assets and Liabilities

188 :: Statements of Assets and Liabilities :: January 31, 2025 (unaudited)

	Access Flex Bear High Yield ProFund	Access Flex High Yield ProFund	Banks UltraSector ProFund	Bear ProFund	Biotechnology UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$205,000	$11,130,000	$22,287,898	$4,897,000	$78,781,877
Securities, at value(a)	—	—	20,695,208	—	69,865,613
Repurchase agreements, at value	205,000	11,130,000	6,323,000	4,897,000	16,753,000
Total Investment Securities, at value	205,000	11,130,000	27,018,208	4,897,000	86,618,613
Cash	588	881	282	467	751
Segregated cash balances for futures contracts with brokers	—	—	—	32,330	—
Segregated cash balances for swap agreements with custodian	—	410,000	1	132	790
Dividends and interest receivable	24	1,293	7,237	569	18,948
Receivable for capital shares issued	—	2,886	91,105	68,741	90,022
Receivable for investments sold	—	—	1,504,196	—	—
Receivable for closed swap positions	3,602	—	—	—	—
Due from Advisor under a Receivables Agreement	294,851	—	—	—	—
Due from Advisor under an expense limitation agreement	2,275	—	—	4,032	—
Unrealized appreciation on swap agreements	105	—	356,651	—	—
Variation margin on futures contracts	—	—	—	3,318	—
Prepaid expenses	5,763	22,347	18,437	29,834	18,977
TOTAL ASSETS	512,208	11,567,407	28,996,117	5,036,423	86,748,101
LIABILITIES:
Payable for collateral for securities loaned	—	—	—	—	1,339,768
Payable for capital shares redeemed	—	92,412	3,024,717	7,319	7,450
Unrealized depreciation on swap agreements	57	2,412	—	19,068	281,381
Variation margin on futures contracts	—	—	—	—	—
Advisory fees payable	—	5,536	17,856	—	53,568
Management services fees payable	—	1,107	3,571	—	10,714
Administration and fund accounting fees payable	214	5,047	4,755	1,188	15,369
Distribution and services fees payable—Service Class	8	2,297	695	308	1,852
Transfer agent fees payable	110	2,522	2,709	935	7,813
Trustee fees payable	—	4	3	2	8
Compliance services fees payable	2	36	72	16	314
Service fees payable	1	23	59	10	177
Other accrued expenses	3,887	3,115	20,690	43,944	55,085
TOTAL LIABILITIES	4,279	114,511	3,075,127	72,790	1,773,499
Commitments and contingencies (Note 4)
NET ASSETS	$507,929	$11,452,896	$25,920,990	$4,963,633	$84,974,602
NET ASSETS CONSIST OF:
Capital	$5,876,390	$12,969,965	$24,731,656	$77,248,532	$83,119,208
Total distributable earnings (loss)	(5,368,461)	(1,517,069)	1,189,334	(72,284,899)	1,855,394
NET ASSETS	$507,929	$11,452,896	$25,920,990	$4,963,633	$84,974,602
NET ASSETS:
Investor Class	$498,573	$8,705,194	$25,112,724	$4,611,524	$82,741,359
Service Class	9,356	2,747,702	808,266	352,109	2,233,243
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	17,368	288,614	383,606	434,665	1,746,314
Service Class	393	90,885	13,669	37,054	90,374
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$28.71	$30.16	$65.46	$10.61	$47.38
Service Class	23.81	30.23	59.13	9.50	24.71
(a) Includes securities on loan valued at:	$—	$—	$—	$—	$1,221,074

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Statements of Assets and Liabilities :: 189

	Bull ProFund	Communication Services UltraSector ProFund	Consumer Discretionary UltraSector ProFund	Consumer Staples UltraSector ProFund	Energy UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$26,989,901	$31,013,777	$39,409,745	$2,121,079	$8,785,726
Securities, at value(a)	42,213,455	27,979,864	44,218,890	2,614,943	14,855,389
Repurchase agreements, at value	12,592,000	8,583,000	13,713,000	527,000	4,012,000
Total Investment Securities, at value	54,805,455	36,562,864	57,931,890	3,141,943	18,867,389
Cash	28,691	864	512	227	899
Segregated cash balances for futures contracts with brokers	301,985	—	—	—	—
Segregated cash balances for swap agreements with custodian	39	73	832	557	1,388
Dividends and interest receivable	25,480	34,933	12,608	3,479	7,039
Receivable for capital shares issued	2,400,201	272,887	418,632	118,500	302,149
Receivable for investments sold	—	—	—	—	—
Receivable for closed swap positions	—	—	—	—	—
Due from Advisor under a Receivables Agreement	—	—	—	—	—
Due from Advisor under an expense limitation agreement	—	—	—	—	—
Unrealized appreciation on swap agreements	33,687	725,613	99,671	41,864	—
Variation margin on futures contracts	—	—	—	—	—
Prepaid expenses	41,505	25,972	18,293	28,081	27,219
TOTAL ASSETS	57,637,043	37,623,206	58,482,438	3,334,651	19,206,083
LIABILITIES:
Payable for collateral for securities loaned	5,231	272,408	—	—	—
Payable for capital shares redeemed	195,422	209,388	105,722	10,866	678,096
Unrealized depreciation on swap agreements	—	—	—	—	681,032
Variation margin on futures contracts	28,002	—	—	—	—
Advisory fees payable	36,886	21,626	35,940	91	12,626
Management services fees payable	7,377	4,325	7,188	18	2,525
Administration and fund accounting fees payable	11,550	5,437	9,034	591	3,516
Distribution and services fees payable—Service Class	8,840	279	740	127	725
Transfer agent fees payable	10,216	2,618	3,819	395	2,358
Trustee fees payable	12	3	5	—	2
Compliance services fees payable	187	82	140	12	71
Service fees payable	122	71	119	7	42
Other accrued expenses	1,153	23,460	26,642	10,818	19,780
TOTAL LIABILITIES	304,998	539,697	189,349	22,925	1,400,773
Commitments and contingencies (Note 4)
NET ASSETS	$57,332,045	$37,083,509	$58,293,089	$3,311,726	$17,805,310
NET ASSETS CONSIST OF:
Capital	$30,947,318	$29,986,861	$35,957,257	$2,687,571	$6,809,599
Total distributable earnings (loss)	26,384,727	7,096,648	22,335,832	624,155	10,995,711
NET ASSETS	$57,332,045	$37,083,509	$58,293,089	$3,311,726	$17,805,310
NET ASSETS:
Investor Class	$51,597,792	$36,519,491	$57,148,181	$3,158,546	$17,094,178
Service Class	5,734,253	564,018	1,144,908	153,180	711,132
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	693,234	716,694	731,164	42,584	420,911
Service Class	101,892	14,104	18,431	2,375	20,637
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$74.43	$50.96	$78.16	$74.17	$40.61
Service Class	56.28	39.99	62.12	64.50	34.46
(a) Includes securities on loan valued at:	$5,059	$263,448	$—	$—	$—
See accompanying notes to the financial statements.

190 :: Statements of Assets and Liabilities :: January 31, 2025 (unaudited)

	Europe 30 ProFund	Falling U.S. Dollar ProFund	Financials UltraSector ProFund	Health Care UltraSector ProFund	Industrials UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$1,255,842	$996,000	$32,455,532	$7,699,197	$5,339,403
Securities, at value(a)	1,965,103	—	29,511,323	12,761,337	5,810,335
Repurchase agreements, at value	—	996,000	10,369,000	4,001,000	1,881,000
Total Investment Securities, at value	1,965,103	996,000	39,880,323	16,762,337	7,691,335
Cash	—	132	472	491	756
Segregated cash balances for swap agreements with custodian	—	—	577	315	132
Segregated cash balances for forward currency contracts with custodian	—	1,901	—	—	—
Dividends and interest receivable	3,995	116	15,737	21,528	2,702
Receivable for capital shares issued	125,716	2,576	519,277	492,891	277,117
Receivable for investments sold	—	—	—	—	—
Due from Advisor under an expense limitation agreement	44	1,871	—	—	—
Unrealized appreciation on swap agreements	—	—	399,620	207,691	—
Unrealized appreciation on forward currency contracts	—	8,949	—	—	—
Prepaid expenses	16,285	15,507	24,324	22,329	22,369
Receivable for tax reclaims	6,366	—	—	—	—
TOTAL ASSETS	2,117,509	1,027,052	40,840,330	17,507,582	7,994,411
LIABILITIES:
Cash overdraft	24,846	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Payable for collateral for securities loaned	88,428	—	—	—	—
Payable for capital shares redeemed	10,930	112,559	194,663	140,605	43,177
Unrealized depreciation on forward currency contracts	—	2,606	—	—	—
Unrealized depreciation on swap agreements	—	—	—	—	151,133
Advisory fees payable	—	—	22,702	10,178	4,130
Management services fees payable	—	—	4,540	2,036	826
Administration and fund accounting fees payable	349	165	6,011	2,822	1,237
Distribution and services fees payable—Service Class	354	5	447	706	305
Transfer agent fees payable	324	105	3,036	1,558	768
Trustee fees payable	—	—	3	1	1
Compliance services fees payable	6	3	110	55	22
Service fees payable	4	2	75	34	16
Other accrued expenses	114,402	8,108	22,129	17,107	10,520
TOTAL LIABILITIES	239,643	123,553	253,716	175,102	212,135
Commitments and contingencies (Note 4)
NET ASSETS	$1,877,866	$903,499	$40,586,614	$17,332,480	$7,782,276
NET ASSETS CONSIST OF:
Capital	$5,839,867	$3,647,886	$32,560,139	$10,349,845	$5,436,847
Total distributable earnings (loss)	(3,962,001)	(2,744,387)	8,026,475	6,982,635	2,345,429
NET ASSETS	$1,877,866	$903,499	$40,586,614	$17,332,480	$7,782,276
NET ASSETS:
Investor Class	$1,497,455	$897,035	$39,821,049	$16,486,079	$7,461,319
Service Class	380,411	6,464	765,565	846,401	320,957
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	92,101	70,397	875,708	153,070	109,648
Service Class	21,506	560	20,952	9,856	5,728
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$16.26	$12.74	$45.47	$107.70	$68.05
Service Class	17.69	11.54	36.54	85.88	56.03
(a) Includes securities on loan valued at:	$84,866	$—	$—	$—	$—

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Statements of Assets and Liabilities :: 191

	Internet UltraSector ProFund	Large-Cap Growth ProFund	Large-Cap Value ProFund	Materials UltraSector ProFund	Mid-Cap Growth ProFund
ASSETS:
Total Investment Securities, at cost	$96,690,483	$16,285,837	$8,755,084	$2,210,959	$2,523,477
Securities, at value(a)	119,105,559	27,212,829	10,412,227	3,111,326	3,764,046
Repurchase agreements, at value	29,939,000	98,000	—	1,033,000	3,000
Total Investment Securities, at value	149,044,559	27,310,829	10,412,227	4,144,326	3,767,046
Cash	799	156	—	404	128
Segregated cash balances for swap agreements with custodian	890	—	—	608	—
Segregated cash balances for forward currency contracts with custodian	—	—	—	—	—
Dividends and interest receivable	3,479	5,065	6,268	2,699	494
Receivable for capital shares issued	38,215,650	75,783	1,609,522	233	3,328
Receivable for investments sold	—	744,724	—	—	79,954
Due from Advisor under an expense limitation agreement	—	—	414	—	—
Unrealized appreciation on swap agreements	1,464,790	—	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—	—
Prepaid expenses	18,569	102,467	21,594	25,214	25,063
Receivable for tax reclaims	—	—	—	—	—
TOTAL ASSETS	188,748,736	28,239,024	12,050,025	4,173,484	3,876,013
LIABILITIES:
Cash overdraft	—	—	8,740	—	—
Payable for investments purchased	26,060,697	—	1,560,843	—	3,891
Payable for collateral for securities loaned	—	—	1,418	—	6,784
Payable for capital shares redeemed	702,072	892,150	8,999	150,563	81,534
Unrealized depreciation on forward currency contracts	—	—	—	—	—
Unrealized depreciation on swap agreements	—	—	—	18,261	—
Advisory fees payable	71,339	18,700	—	1,568	1,405
Management services fees payable	14,268	3,740	—	313	281
Administration and fund accounting fees payable	18,484	4,887	1,611	780	810
Distribution and services fees payable—Service Class	4,008	1,787	1,643	303	396
Transfer agent fees payable	9,848	3,162	1,136	621	533
Trustee fees payable	9	2	1	—	—
Compliance services fees payable	326	95	20	16	12
Service fees payable	236	62	13	9	8
Other accrued expenses	59,059	67,478	20,081	16,514	17,869
TOTAL LIABILITIES	26,940,346	992,063	1,604,505	188,948	113,523
Commitments and contingencies (Note 4)
NET ASSETS	$161,808,390	$27,246,961	$10,445,520	$3,984,536	$3,762,490
NET ASSETS CONSIST OF:
Capital	$120,456,671	$15,068,470	$8,627,396	$3,419,948	$2,636,602
Total distributable earnings (loss)	41,351,719	12,178,491	1,818,124	564,588	1,125,888
NET ASSETS	$161,808,390	$27,246,961	$10,445,520	$3,984,536	$3,762,490
NET ASSETS:
Investor Class	$156,406,021	$25,158,865	$8,500,551	$3,650,541	$3,292,055
Service Class	5,402,369	2,088,096	1,944,969	333,995	470,435
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	2,512,549	539,027	77,816	33,513	30,002
Service Class	136,462	57,948	20,740	3,569	5,928
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$62.25	$46.67	$109.24	$108.93	$109.73
Service Class	39.59	36.03	93.78	93.58	79.36
(a) Includes securities on loan valued at:	$—	$—	$1,371	$—	$6,630

See accompanying notes to the financial statements.

192 :: Statements of Assets and Liabilities :: January 31, 2025 (unaudited)

	Mid-Cap ProFund	Mid-Cap Value ProFund	Nasdaq-100 ProFund	Oil & Gas Equipment & Services UltraSector ProFund		Pharmaceuticals UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$9,810,529	$48,711,151	$76,034,946	$7,093,192		$2,114,054
Securities, at value(a)	9,033,390	49,246,529	75,269,679	7,979,610		2,356,929
Repurchase agreements, at value	2,793,000	177,000	46,814,000	2,722,000		462,000
Total Investment Securities, at value	11,826,390	49,423,529	122,083,679	10,701,610		2,818,929
Cash	255	342	63,852	488		883
Segregated cash balances for futures contracts with brokers	—	—	1,526,650	—		—
Segregated cash balances for swap agreements with custodian	133	—	460	1,946		882
Segregated cash balances for forward currency contracts with custodian	—	—	—	—		—
Dividends and interest receivable	1,969	11,923	15,110	316		2,341
Receivable for capital shares issued	1	163,649	2,375,185	157,043		42,925
Receivable for investments sold	—	1,440,245	—	—		—
Receivable for closed forward currency contracts	—	—	—	—		—
Due from Advisor under a Receivables Agreement	—	—	—	—		—
Due from Advisor under an expense limitation agreement	—	—	—	—		—
Unrealized appreciation on swap agreements	—	—	671,086	—		3,692
Unrealized appreciation on forward currency contracts	—	—	—	—		—
Prepaid expenses	28,842	21,235	42,243	14,052		22,904
TOTAL ASSETS	11,857,590	51,060,923	126,778,265	10,875,455		2,892,556
LIABILITIES:
Payable for investments purchased	8,254	40,445	—	—		—
Payable for collateral for securities loaned	6,181	—	—	—		—
Payable for capital shares redeemed	5,963	1,720,254	203,018	185,246		88,253
Unrealized depreciation on forward currency contracts	—	—	—	—		—
Unrealized depreciation on swap agreements	2,977	—	—	519,720		—
Variation margin on futures contracts	—	—	16,217	—		—
Advisory fees payable	5,063	5,360	73,315	7,568		119
Management services fees payable	1,013	1,072	15,710	1,514		24
Administration and fund accounting fees payable	1,490	1,260	21,309	2,094		509
Distribution and services fees payable—Service Class	888	823	9,692	172		173
Transfer agent fees payable	1,152	774	13,870	1,285		320
Trustee fees payable	1	—	13	1		—
Compliance services fees payable	26	27	397	42		10
Service fees payable	17	18	259	25		6
Other accrued expenses	16,494	16,080	87,685	17,990		15,856
TOTAL LIABILITIES	49,519	1,786,113	441,485	735,657		105,270
Commitments and contingencies (Note 4)
NET ASSETS	$11,808,071	$49,274,810	$126,336,780	$10,139,798		$2,787,286
NET ASSETS CONSIST OF:
Capital	$10,971,071	$48,815,143	$76,056,030	$25,659,349		$3,538,969
Total distributable earnings (loss)	837,000	459,667	50,280,750	(15,519,551)		(751,683)
NET ASSETS	$11,808,071	$49,274,810	$126,336,780	$10,139,798		$2,787,286
NET ASSETS:
Investor Class	$7,663,678	$48,087,165	$115,184,967	$10,083,897		$2,597,665
Service Class	4,144,393	1,187,645	11,151,813	55,901		189,621
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	59,654	406,722	2,519,737	114,438		98,505
Service Class	41,397	12,911	317,287	731		8,668
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$128.47	$118.23	$45.71	$88.12		$26.37
Service Class	100.11	91.99	35.15	76.43	(b)	21.88
(a) Includes securities on loan valued at:	$6,041	$—	$—	$—		$—

(b)  The net asset value has been calculated using unrounded net assets of $55,900.77 and unrounded shares outstanding of 731.40.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Statements of Assets and Liabilities :: 193

	Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Rising Rates Opportunity ProFund	Rising Rates Opportunity 10 ProFund	Rising U.S. Dollar ProFund
ASSETS:
Total Investment Securities, at cost	$11,761,892	$2,315,555	$8,355,000	$1,109,000	$8,836,000
Securities, at value(a)	18,692,037	3,188,333	—	—	—
Repurchase agreements, at value	5,359,000	1,113,000	8,355,000	1,109,000	8,836,000
Total Investment Securities, at value	24,051,037	4,301,333	8,355,000	1,109,000	8,836,000
Cash	640	71	960	236	410
Segregated cash balances for futures contracts with brokers	—	—	—	—	—
Segregated cash balances for swap agreements with custodian	68	537	1,000	—	—
Segregated cash balances for forward currency contracts with custodian	—	—	—	—	556
Dividends and interest receivable	623	2,546	971	129	1,027
Receivable for capital shares issued	378,400	1,299	8,043,632	8,103	27,410
Receivable for investments sold	—	—	—	—	—
Receivable for closed forward currency contracts	—	—	—	—	7,709
Due from Advisor under a Receivables Agreement	—	—	—	—	680,374
Due from Advisor under an expense limitation agreement	—	—	—	1,981	—
Unrealized appreciation on swap agreements	699,086	—	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—	15,413
Prepaid expenses	18,400	26,885	13,388	26,031	9,961
TOTAL ASSETS	25,148,254	4,332,671	16,414,951	1,145,480	9,578,860
LIABILITIES:
Payable for investments purchased	—	—	—	—	—
Payable for collateral for securities loaned	—	—	—	—	—
Payable for capital shares redeemed	530,094	126,079	7,007	—	4,870
Unrealized depreciation on forward currency contracts	—	—	—	—	97,693
Unrealized depreciation on swap agreements	—	3,236	133,939	9,588	—
Variation margin on futures contracts	—	—	—	—	—
Advisory fees payable	14,059	2,475	6,286	—	6,263
Management services fees payable	2,812	495	1,257	—	1,253
Administration and fund accounting fees payable	4,109	991	1,621	182	1,755
Distribution and services fees payable—Service Class	1,173	229	131	64	29
Transfer agent fees payable	2,803	713	961	125	1,980
Trustee fees payable	2	—	1	—	1
Compliance services fees payable	89	29	32	4	35
Service fees payable	47	9	21	2	23
Other accrued expenses	19,443	17,501	10,946	6,879	19,289
TOTAL LIABILITIES	574,631	151,757	162,202	16,845	133,191
Commitments and contingencies (Note 4)
NET ASSETS	$24,573,623	$4,180,914	$16,252,749	$1,128,635	$9,445,669
NET ASSETS CONSIST OF:
Capital	$77,962,546	$6,138,372	$57,126,201	$4,637,840	$11,216,536
Total distributable earnings (loss)	(53,388,923)	(1,957,458)	(40,873,452)	(3,509,205)	(1,770,867)
NET ASSETS	$24,573,623	$4,180,914	$16,252,749	$1,128,635	$9,445,669
NET ASSETS:
Investor Class	$23,099,376	$3,904,972	$16,122,798	$1,072,114	$9,416,954
Service Class	1,474,247	275,942	129,951	56,521	28,715
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	408,982	93,800	379,638	71,720	299,924
Service Class	31,306	7,150	3,275	4,055	1,071
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$56.48	$41.63	$42.47	$14.95	$31.40
Service Class	47.09	38.59	39.68	13.94	26.81
(a) Includes securities on loan valued at:	$—	$—	$—	$—	$—

See accompanying notes to the financial statements.

194 :: Statements of Assets and Liabilities :: January 31, 2025 (unaudited)

	Semiconductor UltraSector ProFund	Short Energy ProFund	Short Nasdaq-100 ProFund	Short Precious Metals ProFund	Short Real Estate ProFund
ASSETS:
Total Investment Securities, at cost	$208,465,732	$1,455,000	$1,297,000	$5,876,000	$937,000
Securities, at value(a)	163,515,233	—	—	—	—
Repurchase agreements, at value	175,544,000	1,455,000	1,297,000	5,876,000	937,000
Total Investment Securities, at value	339,059,233	1,455,000	1,297,000	5,876,000	937,000
Cash	617	190	975	111	535
Segregated cash balances for futures contracts with brokers	—	—	49,599	—	—
Segregated cash balances for swap agreements with custodian	1,704	333	381	522	256
Dividends and interest receivable	72,530	169	262	683	109
Receivable for capital shares issued	510,526	72,301	135,625	198,305	11,431
Receivable for investments sold	65,983,187	—	—	—	—
Due from Advisor under an expense limitation agreement	—	6,055	6,580	—	1,698
Unrealized appreciation on swap agreements	—	78,440	—	—	917
Variation margin on futures contracts	—	—	866	—	—
Prepaid expenses	40,948	28,232	33,059	29,998	10,381
TOTAL ASSETS	405,668,745	1,640,720	1,524,347	6,105,619	962,327
LIABILITIES:
Cash overdraft	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Payable for collateral for securities loaned	—	—	—	—	—
Payable for capital shares redeemed	2,394,758	195,820	30,135	105,694	—
Unrealized depreciation on swap agreements	47,641,171	—	25,142	260,564	703
Variation margin on futures contracts	—	—	—	—	—
Advisory fees payable	258,328	—	—	1,758	—
Management services fees payable	51,666	—	—	351	—
Administration and fund accounting fees payable	69,917	160	327	1,052	180
Distribution and services fees payable—Service Class	10,960	19	84	20	19
Transfer agent fees payable	35,421	82	230	524	99
Trustee fees payable	34	—	—	1	—
Compliance services fees payable	1,353	3	6	19	4
Service fees payable	849	2	4	13	2
Other accrued expenses	225,693	24,906	22,215	19,283	4,346
TOTAL LIABILITIES	50,690,150	220,992	78,143	389,279	5,353
Commitments and contingencies (Note 4)
NET ASSETS	$354,978,595	$1,419,728	$1,446,204	$5,716,340	$956,974
NET ASSETS CONSIST OF:
Capital	$266,504,491	$3,592,169	$19,170,400	$16,820,714	$6,041,806
Total distributable earnings (loss)	88,474,104	(2,172,441)	(17,724,196)	(11,104,374)	(5,084,832)
NET ASSETS	$354,978,595	$1,419,728	$1,446,204	$5,716,340	$956,974
NET ASSETS:
Investor Class	$344,006,021	$1,366,748	$1,348,588	$5,707,016	$940,038
Service Class	10,972,574	52,980	97,616	9,324	16,936
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	9,429,230	96,547	33,203	628,148	118,777
Service Class	442,021	4,101	2,784	1,061	2,507
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$36.48	$14.16	$40.62	$9.09	$7.91
Service Class	24.82	12.92	35.06	8.79	6.76
(a) Includes securities on loan valued at:	$—	$—	$—	$—	$—

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Statements of Assets and Liabilities :: 195

	Short Small-Cap ProFund	Small-Cap Growth ProFund	Small-Cap ProFund	Small-Cap Value ProFund	Technology UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$2,743,000	$3,069,675	$3,421,667	$2,294,179	$56,545,374
Securities, at value(a)	—	4,441,034	3,031,465	2,872,258	66,522,469
Repurchase agreements, at value	2,743,000	—	1,604,000	—	21,300,000
Total Investment Securities, at value	2,743,000	4,441,034	4,635,465	2,872,258	87,822,469
Cash	22	—	7,282	—	437
Segregated cash balances for futures contracts with brokers	—	—	106,790	—	—
Segregated cash balances for swap agreements with custodian	207	—	144	—	105
Dividends and interest receivable	319	1,003	1,070	1,261	18,055
Receivable for capital shares issued	150,301	50	11	11,351	254,495
Receivable for investments sold	—	10,014	2,974	60,087	—
Due from Advisor under an expense limitation agreement	2,775	—	—	5,565	—
Unrealized appreciation on swap agreements	15,875	—	52,425	—	—
Variation margin on futures contracts	—	—	—	—	—
Prepaid expenses	119,116	24,915	21,219	60,052	29,060
TOTAL ASSETS	3,031,615	4,477,016	4,827,380	3,010,574	88,124,621
LIABILITIES:
Cash overdraft	—	2,832	—	28,384	—
Payable for investments purchased	—	—	3,065	—	—
Payable for collateral for securities loaned	—	—	17,284	28,068	—
Payable for capital shares redeemed	5	18,463	—	56,367	362,716
Unrealized depreciation on swap agreements	265	—	—	—	3,210,091
Variation margin on futures contracts	—	—	6,362	—	—
Advisory fees payable	—	2,669	3,823	—	55,440
Management services fees payable	—	534	764	—	11,088
Administration and fund accounting fees payable	1,728	921	1,797	778	14,695
Distribution and services fees payable—Service Class	37	726	572	979	3,655
Transfer agent fees payable	676	664	1,094	585	7,747
Trustee fees payable	1	1	1	—	6
Compliance services fees payable	36	14	22	12	286
Service fees payable	23	9	14	8	183
Other accrued expenses	72,014	16,501	15,422	32,610	36,160
TOTAL LIABILITIES	74,785	43,334	50,220	147,791	3,702,067
Commitments and contingencies (Note 4)
NET ASSETS	$2,956,830	$4,433,682	$4,777,160	$2,862,783	$84,422,554
NET ASSETS CONSIST OF:
Capital	$21,016,427	$3,191,271	$4,101,644	$5,663,234	$53,714,460
Total distributable earnings (loss)	(18,059,597)	1,242,411	675,516	(2,800,451)	30,708,094
NET ASSETS	$2,956,830	$4,433,682	$4,777,160	$2,862,783	$84,422,554
NET ASSETS:
Investor Class	$2,897,079	$3,597,704	$4,144,293	$1,713,488	$80,531,012
Service Class	59,751	835,978	632,867	1,149,295	3,891,542
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	54,899	31,566	35,440	15,321	2,240,706
Service Class	1,222	9,905	6,843	13,188	143,367
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$52.77	$113.97	$116.94	$111.84	$35.94
Service Class	48.90	84.40	92.48	87.15	27.14
(a) Includes securities on loan valued at:	$—	$—	$16,698	$26,817	$—

See accompanying notes to the financial statements.

196 :: Statements of Assets and Liabilities :: January 31, 2025 (unaudited)

	UltraBear ProFund	UltraBull ProFund	UltraChina ProFund	UltraDow 30 ProFund	UltraEmerging Markets ProFund
ASSETS:
Total Investment Securities, at cost	$4,479,000	$91,221,052	$18,181,428	$28,344,700	$3,719,050
Securities, at value(a)	—	112,753,740	21,662,968	33,987,562	5,652,629
Repurchase agreements, at value	4,479,000	55,079,000	2,895,000	14,309,000	950,000
Total Investment Securities, at value	4,479,000	167,832,740	24,557,968	48,296,562	6,602,629
Cash	596	133,688	145	304,075	386
Segregated cash balances for futures contracts with brokers	48,496	1,409,263	—	258,632	—
Segregated cash balances for swap agreements with custodian	751	455	546	479	9
Dividends and interest receivable	520	67,282	5,116	19,789	13,063
Receivable for capital shares issued	382,604	1,779,563	428,232	326,182	157,851
Unrealized appreciation on swap agreements	—	766,315	599,727	—	263,069
Variation margin on futures contracts	4,976	—	—	—	—
Prepaid expenses	42,070	48,938	9,139	18,560	4,975
Receivable for tax reclaims	—	—	—	—	939
TOTAL ASSETS	4,959,013	172,038,244	25,600,873	49,224,279	7,042,921
LIABILITIES:
Payable for investments purchased	—	—	—	—	—
Payable for collateral for securities loaned	—	13,511	641,556	—	344,767
Payable for capital shares redeemed	11,871	553,012	1,022,067	735,115	140,071
Unrealized depreciation on swap agreements	46,554	—	—	272,193	—
Variation margin on futures contracts	—	130,677	—	19,976	—
Advisory fees payable	2,142	102,557	13,443	29,946	3,135
Management services fees payable	428	20,512	2,689	5,989	627
Administration and fund accounting fees payable	1,572	29,537	3,888	7,934	1,133
Distribution and services fees payable—Service Class	323	1,864	515	1,588	95
Transfer agent fees payable	1,109	18,520	2,134	5,203	634
Trustee fees payable	2	23	2	5	1
Compliance services fees payable	21	519	68	152	19
Service fees payable	14	339	45	99	13
Other accrued expenses	17,856	5,241	18,805	16,505	7,641
TOTAL LIABILITIES	81,892	876,312	1,705,212	1,094,705	498,136
Commitments and contingencies (Note 4)
NET ASSETS	$4,877,121	$171,161,932	$23,895,661	$48,129,574	$6,544,785
NET ASSETS CONSIST OF:
Capital	$110,948,500	$97,827,015	$73,197,842	$26,741,224	$10,826,570
Total distributable earnings (loss)	(106,071,379)	73,334,917	(49,302,181)	21,388,350	(4,281,785)
NET ASSETS	$4,877,121	$171,161,932	$23,895,661	$48,129,574	$6,544,785
NET ASSETS:
Investor Class	$4,552,549	$169,069,856	$23,068,172	$45,942,632	$6,454,098
Service Class	324,572	2,092,076	827,489	2,186,942	90,687
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	473,108	1,176,311	1,003,076	533,520	121,954
Service Class	38,559	19,880	41,624	30,711	1,896
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$9.62	$143.73	$23.00	$86.11	$52.92
Service Class	8.42	105.24	19.88	71.21	47.83
(a) Includes securities on loan valued at:	$—	$13,067	$590,924	$—	$333,162

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Statements of Assets and Liabilities :: 197

	UltraInternational ProFund	UltraJapan ProFund	UltraLatin America ProFund	UltraMid-Cap ProFund	UltraNasdaq-100 ProFund
ASSETS:
Total Investment Securities, at cost	$2,954,000	$15,822,000	$4,413,488	$31,518,664	$547,947,307
Securities, at value(a)	—	—	6,051,980	33,079,613	830,591,541
Repurchase agreements, at value	2,954,000	15,822,000	1,137,000	11,405,000	221,983,000
Total Investment Securities, at value	2,954,000	15,822,000	7,188,980	44,484,613	1,052,574,541
Cash	547	389,603	915	22,010	731,520
Segregated cash balances for futures contracts with brokers	—	4,245,587	—	124,397	17,709,137
Segregated cash balances for swap agreements with custodian	584	—	885	12	632
Dividends and interest receivable	343	1,839	62,877	7,907	143,542
Receivable for capital shares issued	108,355	5,910	16,981	20,046	2,878,404
Unrealized appreciation on swap agreements	—	1,670	136,783	—	17,979,299
Variation margin on futures contracts	—	—	—	—	—
Prepaid expenses	14,984	19,210	24,314	22,747	88,434
Receivable for tax reclaims	—	—	—	—	—
TOTAL ASSETS	3,078,813	20,485,819	7,431,735	44,681,732	1,092,105,509
LIABILITIES:
Payable for investments purchased	—	—	—	29,714	—
Payable for collateral for securities loaned	—	—	136,613	30,301	785,000
Payable for capital shares redeemed	27,033	102,314	274,839	246,412	8,054,596
Unrealized depreciation on swap agreements	10,213	—	—	54,825	—
Variation margin on futures contracts	—	201,214	—	18,625	188,118
Advisory fees payable	716	15,552	4,242	25,424	680,295
Management services fees payable	143	2,592	848	5,085	136,059
Administration and fund accounting fees payable	553	3,666	1,164	7,232	187,798
Distribution and services fees payable—Service Class	87	188	148	1,089	19,939
Transfer agent fees payable	356	3,128	1,408	4,371	124,900
Trustee fees payable	—	2	1	5	131
Compliance services fees payable	9	66	22	129	3,443
Service fees payable	6	43	14	84	2,245
Other accrued expenses	7,871	6,338	18,720	4,306	338,454
TOTAL LIABILITIES	46,987	335,103	438,019	427,602	10,520,978
Commitments and contingencies (Note 4)
NET ASSETS	$3,031,826	$20,150,716	$6,993,716	$44,254,130	$1,081,584,531
NET ASSETS CONSIST OF:
Capital	$3,532,859	$19,039,098	$37,116,498	$31,756,171	$578,836,395
Total distributable earnings (loss)	(501,033)	1,111,618	(30,122,782)	12,497,959	502,748,136
NET ASSETS	$3,031,826	$20,150,716	$6,993,716	$44,254,130	$1,081,584,531
NET ASSETS:
Investor Class	$2,986,867	$19,974,713	$6,598,510	$39,797,794	$1,058,853,582
Service Class	44,959	176,003	395,206	4,456,336	22,730,949
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	160,258	381,622	508,854	557,054	8,926,325
Service Class	2,851	4,327	31,658	80,863	278,793
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$18.64	$52.34	$12.97	$71.44	$118.62
Service Class	15.77	40.68	12.48	55.11	81.53
(a) Includes securities on loan valued at:	$—	$—	$129,262	$29,613	$797,750
See accompanying notes to the financial statements.

198 :: Statements of Assets and Liabilities :: January 31, 2025 (unaudited)

	UltraShort China ProFund	UltraShort Dow 30 ProFund	UltraShort Emerging Markets ProFund	UltraShort International ProFund	UltraShort Japan ProFund
ASSETS:
Total Investment Securities, at cost	$1,263,000	$1,909,000	$459,000	$3,896,000	$463,000
Securities, at value(a)	—	—	—	—	—
Repurchase agreements, at value	1,263,000	1,909,000	459,000	3,896,000	463,000
Total Investment Securities, at value	1,263,000	1,909,000	459,000	3,896,000	463,000
Cash	867	122	329	272	971
Segregated cash balances for futures contracts with brokers	—	—	—	—	58,941
Segregated cash balances for swap agreements with custodian	299	70	663	413	—
Dividends and interest receivable	147	222	53	453	54
Receivable for capital shares issued	510,580	354,510	260,825	147,917	21,125
Receivable for investments sold	—	—	—	—	—
Due from Advisor under an expense limitation agreement	834	1,771	2,641	—	2,320
Unrealized appreciation on swap agreements	17,593	16,949	—	28,329	—
Variation margin on futures contracts	—	—	—	—	24,846
Prepaid expenses	14,039	29,361	5,022	6,883	30,969
TOTAL ASSETS	1,807,359	2,312,005	728,533	4,080,267	602,226
LIABILITIES:
Payable for investments purchased	—	—	—	—	—
Payable for capital shares redeemed	8,698	233,916	3,584	86,304	149,363
Unrealized depreciation on swap agreements	5,905	—	38,089	—	3,003
Variation margin on futures contracts	—	—	—	—	—
Advisory fees payable	—	—	—	71	—
Management services fees payable	—	—	—	14	—
Administration and fund accounting fees payable	244	328	108	517	94
Distribution and services fees payable—Service Class	23	28	11	10	11
Transfer agent fees payable	124	184	71	252	54
Trustee fees payable	—	—	—	—	—
Compliance services fees payable	3	6	2	11	2
Service fees payable	2	4	1	7	1
Other accrued expenses	7,860	20,199	5,139	4,137	12,152
TOTAL LIABILITIES	22,859	254,665	47,005	91,323	164,680
Commitments and contingencies (Note 4)
NET ASSETS	$1,784,500	$2,057,340	$681,528	$3,988,944	$437,546
NET ASSETS CONSIST OF:
Capital	$12,773,538	$27,579,264	$14,090,221	$22,592,343	$11,440,292
Total distributable earnings (loss)	(10,989,038)	(25,521,924)	(13,408,693)	(18,603,399)	(11,002,746)
NET ASSETS	$1,784,500	$2,057,340	$681,528	$3,988,944	$437,546
NET ASSETS:
Investor Class	$1,753,620	$2,009,064	$670,903	$3,970,059	$409,189
Service Class	30,880	48,276	10,625	18,885	28,357
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	483,408	180,926	49,009	234,031	10,496
Service Class	10,017	5,049	870	1,238	726
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$3.63	$11.10	$13.69	$16.96	$38.99
Service Class	3.08	9.56	12.21	15.25	39.06
(a) Includes securities on loan valued at:	$—	$—	$—	$—	$—

(b)  The net asset value has been calculated using unrounded net assets of $18,452.49 and unrounded shares of 485.30.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

January 31, 2025 (unaudited) :: Statements of Assets and Liabilities :: 199

	UltraShort Latin America ProFund		UltraShort Mid-Cap ProFund	UltraShort Nasdaq-100 ProFund	UltraShort Small-Cap ProFund	UltraSmall-Cap ProFund
ASSETS:
Total Investment Securities, at cost	$1,051,000		$508,000	$9,140,000	$1,902,000	$35,961,453
Securities, at value(a)	—		—	—	—	39,994,372
Repurchase agreements, at value	1,051,000		508,000	9,140,000	1,902,000	11,012,000
Total Investment Securities, at value	1,051,000		508,000	9,140,000	1,902,000	51,006,372
Cash	73		651	595	249	—
Segregated cash balances for futures contracts with brokers	—		—	198,396	67,567	1,067,900
Segregated cash balances for swap agreements with custodian	222		717	933	1,049	67,626
Dividends and interest receivable	122		59	1,627	408	10,948
Receivable for capital shares issued	69,754		11,465	1,077,065	380,059	196,854
Receivable for investments sold	—		—	—	—	39,960
Due from Advisor under an expense limitation agreement	1,716		1,281	—	—	—
Unrealized appreciation on swap agreements	—		—	—	—	18,387
Variation margin on futures contracts	—		—	3,464	4,249	—
Prepaid expenses	32,258		25,826	55,290	24,457	15,453
TOTAL ASSETS	1,155,145		547,999	10,477,370	2,380,038	52,423,500
LIABILITIES:
Payable for investments purchased	—		—	—	—	39,855
Payable for capital shares redeemed	138		—	10,593	23,520	917,522
Unrealized depreciation on swap agreements	34,782		43	293,048	8,277	—
Variation margin on futures contracts	—		—	—	—	63,623
Advisory fees payable	—		—	5,449	129	33,663
Management services fees payable	—		—	1,090	26	6,733
Administration and fund accounting fees payable	189		103	2,584	500	10,489
Distribution and services fees payable—Service Class	15		17	30	105	439
Transfer agent fees payable	103		83	2,026	372	6,873
Trustee fees payable	—		—	3	—	8
Compliance services fees payable	4		2	39	8	170
Service fees payable	2		1	26	5	111
Other accrued expenses	20,808		7,966	31,293	10,617	25,519
TOTAL LIABILITIES	56,041		8,215	346,181	43,559	1,105,005
Commitments and contingencies (Note 4)
NET ASSETS	$1,099,104		$539,784	$10,131,189	$2,336,479	$51,318,495
NET ASSETS CONSIST OF:
Capital	$18,364,347		$12,023,214	$114,723,927	$58,635,289	$66,582,393
Total distributable earnings (loss)	(17,265,243)		(11,483,430)	(104,592,738)	(56,298,810)	(15,263,898)
NET ASSETS	$1,099,104		$539,784	$10,131,189	$2,336,479	$51,318,495
NET ASSETS:
Investor Class	$1,080,652		$520,279	$10,098,689	$2,207,763	$50,815,840
Service Class	18,452		19,505	32,500	128,716	502,655
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	24,916		19,128	417,915	50,060	727,814
Service Class	485		830	1,445	3,237	9,105
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$43.37		$27.20	$24.16	$44.10	$69.82
Service Class	38.02	(b)	23.50	22.49	39.76	55.21
(a) Includes securities on loan valued at:	$—		$—	$—	$—	$—

See accompanying notes to the financial statements.

200 :: Statements of Assets and Liabilities :: January 31, 2025 (unaudited)

	U.S. Government Plus ProFund	Utilities UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$12,468,000	$5,429,185
Securities, at value(a)	—	7,922,997
Repurchase agreements, at value	12,468,000	2,228,000
Total Investment Securities, at value	12,468,000	10,150,997
Cash	675	894
Segregated cash balances for swap agreements with custodian	2,000	1,200
Dividends and interest receivable	1,449	1,955
Receivable for capital shares issued	88,180	77,928
Unrealized appreciation on swap agreements	18,686	—
Prepaid expenses	35,254	18,614
TOTAL ASSETS	12,614,244	10,251,588
LIABILITIES:
Payable for capital shares redeemed	8,303,234	186,816
Unrealized depreciation on swap agreements	8,925	86,802
Advisory fees payable	1,604	8,017
Management services fees payable	481	1,603
Administration and fund accounting fees payable	1,074	3,536
Distribution and services fees payable—Service Class	899	275
Transfer agent fees payable	924	2,460
Trustee fees payable	1	3
Compliance services fees payable	17	93
Service fees payable	11	26
Other accrued expenses	12,991	3,767
TOTAL LIABILITIES	8,330,161	293,398
Commitments and contingencies (Note 4)
NET ASSETS	$4,284,083	$9,958,190
NET ASSETS CONSIST OF:
Capital	$13,000,864	$11,433,007
Total distributable earnings (loss)	(8,716,781)	(1,474,817)
NET ASSETS	$4,284,083	$9,958,190
NET ASSETS:
Investor Class	$3,290,202	$9,636,286
Service Class	993,881	321,904
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	101,333	134,861
Service Class	34,058	4,834
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$32.47	$71.45
Service Class	29.18	66.59
(a) Includes securities on loan valued at:	$—	$—

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

Statements of Operations

202 :: Statements of Operations :: For the Periods Indicated (unaudited)

	Access Flex Bear High Yield ProFund	Access Flex High Yield ProFund	Banks UltraSector ProFund	Bear ProFund	Biotechnology UltraSector ProFund
	Six Months Ended January 31, 2025	Six Months Ended January 31, 2025	Six Months Ended January 31, 2025	Six Months Ended January 31, 2025	Six Months Ended January 31, 2025
INVESTMENT INCOME:
Dividends	$—	$—	$227,183	$—	$106,482
Interest	3,926	364,592	125,736	226,141	504,600
Foreign tax withholding	—	—	—	—	—
Net income from securities lending	—	—	—	—	16,204
TOTAL INVESTMENT INCOME	3,926	364,592	352,919	226,141	627,286
EXPENSES:
Advisory fees	1,839	64,220	84,196	36,404	373,513
Management services fees	368	12,844	16,839	7,281	74,703
Administration and fund accounting fees	2,800	18,915	18,877	6,685	73,791
Distribution and service fees—Service Class	81	11,680	4,332	1,977	12,931
Transfer agency fees	627	4,420	4,211	2,898	18,770
Administrative services fees	1,082	16,807	27,537	17,361	133,652
Registration and filing fees	8,974	21,774	16,188	40,934	19,698
Custody fees	93	1,160	1,452	828	7,132
Trustee fees	10	86	109	86	679
Compliance service fees	6	43	69	41	306
Service fees	25	250	333	232	1,666
Other fees	3,435	7,620	11,699	6,534	50,928
Recoupment of prior expenses reduced by Advisor	—	6,187	—	—	—
Total Gross Expenses before reductions	19,340	166,006	185,842	121,261	767,769
Expenses reduced and reimbursed by the Advisor	(14,884)	(1,817)	—	(32,769)	—
Fees paid indirectly	(12)	(92)	(37)	(116)	(114)
TOTAL NET EXPENSES	4,444	164,097	185,805	88,376	767,655
NET INVESTMENT INCOME (LOSS)	(518)	200,495	167,114	137,765	(140,369)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	96,325	(818,779)	—	539,080
Net realized gains (losses) on futures contracts	147	5,188	—	(54,027)	—
Net realized gains (losses) on swap agreements	(11,505)	23,977	164,052	(38,239)	(7,449,189)
Change in net unrealized appreciation/depreciation on investment securities	—	(139,232)	1,733,555	—	(6,142,846)
Change in net unrealized appreciation/depreciation on futures contracts	5,583	(13,818)	—	15,845	—
Change in net unrealized appreciation/depreciation on swap agreements	(614)	12,035	294,708	30,825	426,149
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(6,389)	(15,525)	1,373,536	(45,596)	(12,626,806)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,907)	$184,970	$1,540,650	$92,169	$(12,767,175)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 203

	Bull ProFund	Communication Services UltraSector ProFund	Consumer Discretionary UltraSector ProFund	Consumer Staples UltraSector ProFund	Energy UltraSector ProFund
	Six Months Ended January 31, 2025	Six Months Ended January 31, 2025	Six Months Ended January 31, 2025	Six Months Ended January 31, 2025	Six Months Ended January 31, 2025
INVESTMENT INCOME:
Dividends	$326,452	$109,033	$133,336	$36,632	$280,124
Interest	395,534	115,450	210,949	18,985	112,283
Foreign tax withholding	(95)	—	—	—	—
Net income from securities lending	—	15	—	—	—
TOTAL INVESTMENT INCOME	721,891	224,498	344,285	55,617	392,407
EXPENSES:
Advisory fees	247,652	85,242	151,522	13,976	81,385
Management services fees	49,531	17,049	30,305	2,795	16,277
Administration and fund accounting fees	40,866	14,610	29,699	2,705	15,543
Distribution and service fees—Service Class	42,237	1,693	2,952	881	4,354
Transfer agency fees	15,532	3,624	7,344	940	4,937
Administrative services fees	51,620	30,770	63,244	4,039	21,935
Registration and filing fees	30,622	22,028	27,301	17,900	24,292
Custody fees	4,169	1,761	2,382	264	1,404
Trustee fees	353	114	258	25	132
Compliance service fees	180	78	162	12	63
Service fees	932	317	652	62	325
Other fees	24,070	10,774	21,365	2,782	10,507
Recoupment of prior expenses reduced by Advisor	—	3,844	—	—	—
Total Gross Expenses before reductions	507,764	191,904	337,186	46,381	181,154
Expenses reduced and reimbursed by the Advisor	—	—	—	(12,318)	—
Fees paid indirectly	(76)	(32)	(474)	(12)	(23)
TOTAL NET EXPENSES	507,688	191,872	336,712	34,051	181,131
NET INVESTMENT INCOME (LOSS)	214,203	32,626	7,573	21,566	211,276
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	170,800	194,673	(677,522)	91,685	2,941,472
Net realized gains (losses) on futures contracts	380,165	—	—	—	—
Net realized gains (losses) on swap agreements	349,816	1,972,570	2,914,471	(69,449)	324,447
Change in net unrealized appreciation/depreciation on investment securities	3,393,458	2,999,101	4,970,555	(61,954)	(4,129,387)
Change in net unrealized appreciation/depreciation on futures contracts	(36,927)	—	—	—	—
Change in net unrealized appreciation/depreciation on swap agreements	942	754,466	503,899	45,235	(1,206,320)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	4,258,254	5,920,810	7,711,403	5,517	(2,069,788)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,472,457	$5,953,436	$7,718,976	$27,083	$(1,858,512)

See accompanying notes to the financial statements.

204 :: Statements of Operations :: For the Periods Indicated (unaudited)

	Europe 30 ProFund	Falling U.S. Dollar ProFund	Financials UltraSector ProFund	Health Care UltraSector ProFund	Industrials UltraSector ProFund
	Six Months Ended January 31, 2025	Six Months Ended January 31, 2025	Six Months Ended January 31, 2025	Six Months Ended January 31, 2025	Six Months Ended January 31, 2025
INVESTMENT INCOME:
Dividends	$48,802	$—	$198,493	$105,285	$37,948
Interest	13	25,363	167,907	93,833	34,267
Foreign tax withholding	(2,248)	—	—	—	—
Net income from securities lending	184	—	—	—	—
TOTAL INVESTMENT INCOME	46,751	25,363	366,400	199,118	72,215
EXPENSES:
Advisory fees	9,613	4,023	115,729	62,147	23,532
Management services fees	1,923	805	23,146	12,430	4,706
Administration and fund accounting fees	1,641	750	22,206	11,991	3,604
Distribution and service fees—Service Class	2,403	31	2,773	4,531	1,960
Transfer agency fees	686	222	6,030	3,392	1,046
Administrative services fees	1,994	1,359	44,319	19,302	5,644
Registration and filing fees	13,326	14,642	28,774	21,785	21,046
Custody fees	1,403	5,046	2,439	1,128	397
Trustee fees	18	8	188	106	26
Compliance service fees	8	3	115	50	5
Licensing fees	—	2,131	4,545	2,106	687
Service fees	41	18	501	259	68
Other fees	1,594	2,889	11,993	6,782	2,910
Recoupment of prior expenses reduced by Advisor	—	679	1,333	—	1,602
Total Gross Expenses before reductions	34,650	32,606	264,091	146,009	67,233
Expenses reduced and reimbursed by the Advisor	(9,431)	(23,011)	—	—	(9,401)
Fees paid indirectly	(1)	(18)	(31)	(11)	(23)
TOTAL NET EXPENSES	25,218	9,577	264,060	145,998	57,809
NET INVESTMENT INCOME (LOSS)	21,533	15,786	102,340	53,120	14,406
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	167,039	—	391,282	(973,561)	142,985
Net realized gains (losses) on swap agreements	—	—	2,165,956	450,618	533,705
Net realized gains (losses) on forward currency contracts	—	(36,902)	—	—	—
Change in net unrealized appreciation/depreciation on investment securities	(77,852)	—	2,282,038	(410,126)	210,238
Change in net unrealized appreciation/depreciation on swap agreements	—	—	32,711	164,118	(185,526)
Change in net unrealized appreciation/depreciation on forward currency contracts	—	(2,279)	—	—	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	89,187	(39,181)	4,871,987	(768,951)	701,402
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$110,720	$(23,395)	$4,974,327	$(715,831)	$715,808

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 205

	Internet UltraSector ProFund	Large-Cap Growth ProFund	Large-Cap Value ProFund	Materials UltraSector ProFund	Mid-Cap Growth ProFund
	Six Months Ended January 31, 2025	Six Months Ended January 31, 2025	Six Months Ended January 31, 2025	Six Months Ended January 31, 2025	Six Months Ended January 31, 2025
INVESTMENT INCOME:
Dividends	$116,235	$91,289	$167,685	$36,683	$20,992
Interest	452,585	1,058	628	24,053	163
Foreign tax withholding	—	(53)	(27)	—	(43)
Net income from securities lending	2	—	—	—	45
TOTAL INVESTMENT INCOME	568,822	92,294	168,286	60,736	21,157
EXPENSES:
Advisory fees	343,640	95,751	58,592	18,340	16,926
Management services fees	68,729	19,150	11,719	3,668	3,385
Administration and fund accounting fees	54,407	16,304	9,704	3,398	3,815
Distribution and service fees—Service Class	19,315	8,471	11,311	1,839	2,722
Transfer agency fees	20,072	4,313	1,855	1,320	1,109
Administrative services fees	117,547	22,405	4,027	4,333	5,034
Registration and filing fees	18,238	60,301	49,183	16,038	15,271
Custody fees	6,942	1,699	1,331	375	442
Trustee fees	610	132	93	31	35
Compliance service fees	349	67	29	15	12
Licensing fees	10,457	1,020	585	556	366
Service fees	1,468	332	262	75	81
Other fees	34,077	8,454	14,894	2,378	2,549
Recoupment of prior expenses reduced by Advisor	—	—	—	—	—
Total Gross Expenses before reductions	695,851	238,399	163,585	52,366	51,747
Expenses reduced and reimbursed by the Advisor	—	(3,301)	(13,213)	(6,987)	(8,853)
Fees paid indirectly	(283)	(4)	(3)	(12)	(1)
TOTAL NET EXPENSES	695,568	235,094	150,369	45,367	42,893
NET INVESTMENT INCOME (LOSS)	(126,746)	(142,800)	17,917	15,369	(21,736)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,800,467	2,468,731	1,381,054	216,586	163,526
Net realized gains (losses) on swap agreements	14,466,728	—	—	(126,402)	—
Net realized gains (losses) on forward currency contracts	—	—	—	—	—
Change in net unrealized appreciation/depreciation on investment securities	17,347,603	1,200,654	(744,907)	(390,341)	(159,321)
Change in net unrealized appreciation/depreciation on swap agreements	2,164,020	—	—	(65,735)	—
Change in net unrealized appreciation/depreciation on forward currency contracts	—	—	—	—	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	36,778,818	3,669,385	636,147	(365,892)	4,205
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$36,652,072	$3,526,585	$654,064	$(350,523)	$(17,531)

See accompanying notes to the financial statements.

206 :: Statements of Operations :: For the Periods Indicated (unaudited)

	Mid-Cap ProFund	Mid-Cap Value ProFund	Nasdaq-100 ProFund	Oil & Gas Equipment & Services UltraSector ProFund	Pharmaceuticals UltraSector ProFund
	Six Months Ended January 31, 2025	Six Months Ended January 31, 2025	Six Months Ended January 31, 2025	Six Months Ended January 31, 2025	Six Months Ended January 31, 2025
INVESTMENT INCOME:
Dividends	$38,892	$50,836	$265,917	$84,932	$14,166
Interest	63,511	236	1,130,072	72,354	14,846
Foreign tax withholding	(35)	—	(339)	—	—
Net income from securities lending	52	33	40	—	5,490
TOTAL INVESTMENT INCOME	102,420	51,105	1,395,690	157,286	34,502
EXPENSES:
Advisory fees	29,371	17,613	414,620	46,065	10,989
Management services fees	5,874	3,522	88,848	9,213	2,198
Administration and fund accounting fees	4,523	4,846	89,131	10,023	2,321
Distribution and service fees—Service Class	9,825	4,398	51,974	684	1,128
Transfer agency fees	1,532	3,111	24,156	2,884	744
Administrative services fees	6,007	26,304	143,777	15,986	3,548
Registration and filing fees	15,565	14,284	44,049	15,061	14,860
Custody fees	798	1,499	8,354	931	206
Trustee fees	40	127	801	83	20
Compliance service fees	19	79	396	39	10
Audit fees	1,326	3,789	25,890	2,411	559
Licensing fees	363	51	21,654	1,545	397
Service fees	99	265	1,939	204	50
Other fees	1,772	3,342	21,106	3,041	1,469
Recoupment of prior expenses reduced by Advisor	1,106	—	—	—	—
Total Gross Expenses before reductions	78,220	83,230	936,695	108,170	38,499
Expenses reduced and reimbursed by the Advisor	(40)	(37,028)	—	—	(11,266)
Fees paid indirectly	(11)	(3)	(602)	(27)	(25)
TOTAL NET EXPENSES	78,169	46,199	936,093	108,143	27,208
NET INVESTMENT INCOME (LOSS)	24,251	4,906	459,597	49,143	7,294
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	82,696	179,101	4,825,782	604,383	129,145
Net realized gains (losses) on futures contracts	—	—	793,176	—	—
Net realized gains (losses) on swap agreements	(103,829)	—	1,241,102	(732,258)	15,569
Net realized gains (losses) on forward currency contracts	—	—	—	—	—
Change in net unrealized appreciation/depreciation on investment securities	(34,474)	(63,472)	2,354,796	(2,875,625)	(52,230)
Change in net unrealized appreciation/depreciation on futures contracts	—	—	108,128	—	—
Change in net unrealized appreciation/depreciation on swap agreements	(50,823)	—	(353,293)	(835,426)	(42,502)
Change in net unrealized appreciation/depreciation on forward currency contracts	—	—	—	—	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(106,430)	115,629	8,969,691	(3,838,926)	49,982
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(82,179)	$120,535	$9,429,288	$(3,789,783)	$57,276

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 207

	Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Rising Rates Opportunity ProFund	Rising Rates Opportunity 10 ProFund	Rising U.S. Dollar ProFund
	Six Months Ended January 31, 2025	Six Months Ended January 31, 2025	Six Months Ended January 31, 2025	Six Months Ended January 31, 2025	Six Months Ended January 31, 2025
INVESTMENT INCOME:
Dividends	$166,091	$141,997	$—	$—	$—
Interest	153,701	54,191	202,014	21,064	198,338
Foreign tax withholding	(16,942)	—	—	—	—
Net income from securities lending	83	—	—	—	—
TOTAL INVESTMENT INCOME	302,933	196,188	202,014	21,064	198,338
EXPENSES:
Advisory fees	100,322	37,384	32,472	3,459	34,424
Management services fees	20,065	7,477	6,495	692	6,885
Administration and fund accounting fees	18,399	6,488	9,061	791	8,341
Distribution and service fees—Service Class	9,195	1,838	780	595	243
Transfer agency fees	7,060	2,063	2,328	232	4,187
Administrative services fees	28,127	11,876	—	1,212	5,675
Registration and filing fees	18,241	19,173	18,955	16,067	16,172
Custody fees	2,455	701	964	77	5,234
Trustee fees	191	62	87	7	74
Compliance service fees	93	29	44	5	42
Audit fees	5,214	1,823	16,655	113	2,318
Licensing fees	2,770	1,523	—	—	24,535
Service fees	452	176	208	17	180
Other fees	5,518	3,363	6,469	1,006	2,875
Recoupment of prior expenses reduced by Advisor	—	—	—	—	—
Total Gross Expenses before reductions	218,102	93,976	94,518	24,273	111,185
Expenses reduced and reimbursed by the Advisor	—	(3,372)	—	(15,459)	(29,232)
Fees paid indirectly	(130)	(41)	(28)	(10)	(10)
TOTAL NET EXPENSES	217,972	90,563	94,490	8,804	81,943
NET INVESTMENT INCOME (LOSS)	84,961	105,625	107,524	12,260	116,395
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	389,083	327,201	—	—	—
Net realized gains (losses) on futures contracts	—	—	3,692	—	—
Net realized gains (losses) on swap agreements	(1,174,937)	168,940	464,053	9,572	—
Net realized gains (losses) on forward currency contracts	—	—	—	—	403,123
Change in net unrealized appreciation/depreciation on investment securities	(595,991)	(136)	—	—	—
Change in net unrealized appreciation/depreciation on futures contracts	—	—	—	—	—
Change in net unrealized appreciation/depreciation on swap agreements	292,162	(25,292)	86,835	17,082	—
Change in net unrealized appreciation/depreciation on forward currency contracts	—	—	—	—	5,471
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,089,683)	470,713	554,580	26,654	408,594
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,004,722)	$576,338	$662,104	$38,914	$524,989

See accompanying notes to the financial statements.

208 :: Statements of Operations :: For the Periods Indicated (unaudited)

	Semiconductor UltraSector ProFund	Short Energy ProFund	Short Nasdaq-100 ProFund	Short Precious Metals ProFund	Short Real Estate ProFund
	Six Months Ended January 31, 2025	Six Months Ended January 31, 2025	Six Months Ended January 31, 2025	Six Months Ended January 31, 2025	Six Months Ended January 31, 2025
INVESTMENT INCOME:
Dividends	$727,597	$—	$—	$—	$—
Interest	2,921,687	15,029	87,541	122,183	25,704
Foreign tax withholding	(3,882)	—	—	—	—
Net income from securities lending	33	—	—	—	—
TOTAL INVESTMENT INCOME	3,645,435	15,029	87,541	122,183	25,704
EXPENSES:
Advisory fees	1,468,917	2,511	13,247	19,993	4,182
Management services fees	293,786	503	2,650	3,998	837
Administration and fund accounting fees	296,239	609	1,896	4,532	904
Distribution and service fees—Service Class	70,815	156	550	172	123
Transfer agency fees	75,617	283	668	1,234	262
Administrative services fees	476,795	1,625	2,946	9,296	1,635
Registration and filing fees	44,555	14,477	34,053	16,219	14,252
Custody fees	26,289	90	217	453	57
Trustee fees	2,540	8	27	40	8
Compliance service fees	1,279	5	20	23	4
Licensing fees	38,035	262	479	694	175
Service fees	6,328	17	51	102	20
Other fees	143,473	1,783	1,898	3,119	1,426
Recoupment of prior expenses reduced by Advisor	—	—	—	—	—
Total Gross Expenses before reductions	2,944,668	22,329	58,702	59,875	23,885
Expenses reduced and reimbursed by the Advisor	—	(16,200)	(24,252)	(12,215)	(13,806)
Fees paid indirectly	(2,721)	(13)	(24)	(38)	(30)
TOTAL NET EXPENSES	2,941,947	6,116	34,426	47,622	10,049
NET INVESTMENT INCOME (LOSS)	703,488	8,913	53,115	74,561	15,655
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	8,098,268	—	—	—	—
Net realized gains (losses) on futures contracts	—	—	(36,037)	—	—
Net realized gains (losses) on swap agreements	18,769,724	(17,190)	(658,871)	(30,670)	(3,671)
Change in net unrealized appreciation/depreciation on investment securities	(5,531,258)	—	—	—	—
Change in net unrealized appreciation/depreciation on futures contracts	—	—	4,436	—	—
Change in net unrealized appreciation/depreciation on swap agreements	(38,952,697)	98,397	(2,640)	(343,615)	9,053
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(17,615,963)	81,207	(693,112)	(374,285)	5,382
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(16,912,475)	$90,120	$(639,997)	$(299,724)	$21,037

Amounts designated as " – " are $0 or have been rounded to $0.
See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 209

	Short Small-Cap ProFund	Small-Cap Growth ProFund	Small-Cap ProFund	Small-Cap Value ProFund	Technology UltraSector ProFund
	Six Months Ended January 31, 2025	Six Months Ended January 31, 2025	Six Months Ended January 31, 2025	Six Months Ended January 31, 2025	Six Months Ended January 31, 2025
INVESTMENT INCOME:
Dividends	$—	$39,301	$22,446	$140,031	$240,475
Interest	101,325	206	62,740	452	471,828
Foreign tax withholding	—	—	(42)	—	(529)
Net income from securities lending	—	9	471	1,665	—
TOTAL INVESTMENT INCOME	101,325	39,516	85,615	142,148	711,774
EXPENSES:
Advisory fees	17,147	18,810	21,391	41,988	317,459
Management services fees	3,429	3,762	4,278	8,398	63,492
Administration and fund accounting fees	5,809	3,632	6,511	5,301	59,924
Distribution and service fees—Service Class	248	4,600	3,084	5,001	22,392
Transfer agency fees	439	1,218	1,782	1,846	15,974
Administrative services fees	4,466	4,386	4,053	9,159	97,310
Registration and filing fees	69,490	14,534	16,276	32,943	32,057
Custody fees	285	470	454	940	5,788
Trustee fees	8	33	37	109	514
Compliance service fees	23	16	21	17	263
Licensing fees	2,874	365	3,854	1,816	10,929
Service fees	43	80	95	168	1,303
Other fees	4,061	2,570	2,118	3,010	31,109
Recoupment of prior expenses reduced by Advisor	—	—	—	10,839	—
Total Gross Expenses before reductions	108,322	54,476	63,954	121,535	658,514
Expenses reduced and reimbursed by the Advisor	(67,366)	(5,231)	(10,069)	(16,881)	—
Fees paid indirectly	(13)	(2)	(34)	(2)	(125)
TOTAL NET EXPENSES	40,943	49,243	53,851	104,652	658,389
NET INVESTMENT INCOME (LOSS)	60,382	(9,727)	31,764	37,496	53,385
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	151,181	(112,935)	(1,176,396)	1,660,808
Net realized gains (losses) on futures contracts	—	—	46,083	—	—
Net realized gains (losses) on swap agreements	(401,816)	—	(430,295)	—	1,406,344
Change in net unrealized appreciation/depreciation on investment securities	—	(404,076)	71,858	(803,213)	251,085
Change in net unrealized appreciation/depreciation on futures contracts	—	—	(50,321)	—	—
Change in net unrealized appreciation/depreciation on swap agreements	21,096	—	20,553	—	(1,235,022)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(380,720)	(252,895)	(455,057)	(1,979,609)	2,083,215
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(320,338)	$(262,622)	$(423,293)	$(1,942,113)	$2,136,600

See accompanying notes to the financial statements.

210 :: Statements of Operations :: For the Periods Indicated (unaudited)

	UltraBear ProFund	UltraBull ProFund	UltraChina ProFund	UltraDow 30 ProFund	UltraEmerging Markets ProFund
	Six Months Ended January 31, 2025	Six Months Ended January 31, 2025	Six Months Ended January 31, 2025	Six Months Ended January 31, 2025	Six Months Ended January 31, 2025
INVESTMENT INCOME:
Dividends	$—	$785,926	$44,401	$246,909	$68,871
Interest	248,502	1,217,981	104,093	292,042	25,347
Foreign tax withholding	—	(193)	(74)	—	(9,056)
Net income from securities lending	—	1	3,981	—	812
TOTAL INVESTMENT INCOME	248,502	2,003,715	152,401	538,951	85,974
EXPENSES:
Advisory fees	39,079	638,423	78,973	155,817	25,167
Management services fees	7,816	127,686	15,795	31,164	5,033
Administration and fund accounting fees	9,044	111,084	17,841	27,244	6,498
Distribution and service fees—Service Class	1,541	14,745	3,747	9,687	689
Transfer agency fees	2,675	25,943	4,451	7,367	1,601
Administrative services fees	12,858	162,153	30,101	40,385	10,682
Registration and filing fees	25,923	49,004	16,973	20,696	10,790
Custody fees	845	10,957	10,555	2,788	3,424
Trustee fees	74	945	174	235	63
Compliance service fees	28	483	81	131	27
Service fees	205	2,452	402	584	146
Other fees	6,413	62,171	12,444	19,698	5,184
Total Gross Expenses before reductions	106,501	1,206,046	191,537	315,796	69,304
Expenses reduced and reimbursed by the Advisor	(12,175)	—	—	—	(8,790)
Fees paid indirectly	(36)	(619)	(263)	(248)	(96)
TOTAL NET EXPENSES	94,290	1,205,427	191,274	315,548	60,418
NET INVESTMENT INCOME (LOSS)	154,212	798,288	(38,873)	223,403	25,556
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	671,103	(1,601,636)	8,827	(49,086)
Net realized gains (losses) on futures contracts	(81,041)	2,015,346	—	589,840	—
Net realized gains (losses) on swap agreements	(1,888,827)	12,183,233	143,704	3,069,394	(97,837)
Change in net unrealized appreciation/depreciation on investment securities	—	9,241,807	2,344,371	2,375,920	198,272
Change in net unrealized appreciation/depreciation on futures contracts	23,769	(332,339)	—	(200,620)	—
Change in net unrealized appreciation/depreciation on swap agreements	80,578	(958,867)	670,401	(623,691)	220,465
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,865,521)	22,820,283	1,556,840	5,219,670	271,814
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,711,309)	$23,618,571	$1,517,967	$5,443,073	$297,370

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 211

	UltraInternational ProFund	UltraJapan ProFund	UltraLatin America ProFund	UltraMid-Cap ProFund	UltraNasdaq-100 ProFund
	Six Months Ended January 31, 2025	Six Months Ended January 31, 2025	Six Months Ended January 31, 2025	Six Months Ended January 31, 2025	Six Months Ended January 31, 2025
INVESTMENT INCOME:
Dividends	$—	$—	$197,236	$226,228	$2,791,195
Interest	97,676	493,172	26,366	293,264	6,902,732
Foreign tax withholding	—	—	(14,669)	(165)	(3,678)
Net income from securities lending	—	—	1,561	311	769
TOTAL INVESTMENT INCOME	97,676	493,172	210,494	519,638	9,691,018
EXPENSES:
Advisory fees	15,063	97,565	25,953	156,009	3,889,326
Management services fees	3,013	16,261	5,191	31,202	777,872
Administration and fund accounting fees	3,793	15,756	5,992	27,394	713,851
Distribution and service fees—Service Class	355	1,371	767	7,433	109,163
Transfer agency fees	881	5,632	3,140	6,128	188,599
Administrative services fees	6,753	17,968	3,051	46,095	1,075,986
Registration and filing fees	13,903	17,335	15,644	21,739	120,711
Custody fees	369	1,760	5,829	2,695	64,137
Trustee fees	36	143	54	238	6,136
Compliance service fees	12	66	25	118	3,165
Service fees	89	345	129	598	15,401
Other fees	3,037	8,286	4,543	16,160	523,319
Total Gross Expenses before reductions	47,304	182,488	70,318	315,809	7,487,666
Expenses reduced and reimbursed by the Advisor	(11,178)	—	(6,299)	—	—
Fees paid indirectly	(21)	(499)	(34)	(79)	(10,362)
TOTAL NET EXPENSES	36,105	181,989	63,985	315,730	7,477,304
NET INVESTMENT INCOME (LOSS)	61,571	311,183	146,509	203,908	2,213,714
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	—	83,756	489,868	24,412,931
Net realized gains (losses) on futures contracts	—	(333,601)	—	442,609	12,722,637
Net realized gains (losses) on swap agreements	(517,225)	(31,353)	(242,892)	363,212	82,181,206
Change in net unrealized appreciation/depreciation on investment securities	—	—	(224,464)	373,816	42,146,980
Change in net unrealized appreciation/depreciation on futures contracts	—	(53,404)	—	(346,429)	(1,807,664)
Change in net unrealized appreciation/depreciation on swap agreements	(117,767)	(1,671)	82,775	(587,395)	832,057
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(634,992)	(420,029)	(300,825)	735,681	160,488,147
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(573,421)	$(108,846)	$(154,316)	$939,589	$162,701,861

See accompanying notes to the financial statements.

212 :: Statements of Operations :: For the Periods Indicated (unaudited)

	UltraShort China ProFund	UltraShort Dow 30 ProFund	UltraShort Emerging Markets ProFund	UltraShort International ProFund	UltraShort Japan ProFund
	Six Months Ended January 31, 2025	Six Months Ended January 31, 2025	Six Months Ended January 31, 2025	Six Months Ended January 31, 2025	Six Months Ended January 31, 2025
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—
Interest	44,762	47,447	12,191	57,949	16,178
Foreign tax withholding	—	—	—	—	—
TOTAL INVESTMENT INCOME	44,762	47,447	12,191	57,949	16,178
EXPENSES:
Advisory fees	6,578	7,511	2,023	9,454	3,072
Management services fees	1,315	1,502	405	1,891	512
Administration and fund accounting fees	1,052	1,396	419	3,008	485
Distribution and service fees—Service Class	147	236	65	93	93
Transfer agency fees	445	377	132	679	95
Administrative services fees	3,029	2,387	511	6,265	796
Registration and filing fees	14,269	18,022	9,116	10,713	13,984
Custody fees	192	140	41	287	33
Trustee fees	20	14	4	29	6
Compliance service fees	7	4	2	18	3
Licensing fees	311	247	41	—	—
Service fees	40	33	9	70	17
Other fees	1,622	1,467	1,192	2,740	2,590
Recoupment of prior expenses reduced by Advisor	4,369	—	—	—	—
Total Gross Expenses before reductions	33,396	33,336	13,960	35,247	21,686
Expenses reduced and reimbursed by the Advisor	(17,590)	(15,262)	(9,082)	(12,670)	(15,496)
Fees paid indirectly	(49)	(12)	(10)	(46)	(21)
TOTAL NET EXPENSES	15,757	18,062	4,868	22,531	6,169
NET INVESTMENT INCOME (LOSS)	29,005	29,385	7,323	35,418	10,009
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	—	—	—	—
Net realized gains (losses) on futures contracts	—	—	—	—	267,629
Net realized gains (losses) on swap agreements	(1,018,278)	(424,178)	(4,479)	109,121	11,024
Change in net unrealized appreciation/depreciation on investment securities	—	—	—	—	—
Change in net unrealized appreciation/depreciation on futures contracts	—	—	—	—	(91,040)
Change in net unrealized appreciation/depreciation on swap agreements	3,387	42,340	(30,584)	84,324	1,535
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,014,891)	(381,838)	(35,063)	193,445	189,148
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(985,886)	$(352,453)	$(27,740)	$228,863	$199,157

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 213

	UltraShort Latin America ProFund	UltraShort Mid-Cap ProFund	UltraShort Nasdaq-100 ProFund	UltraShort Small-Cap ProFund	UltraSmall-Cap ProFund
	Six Months Ended January 31, 2025	Six Months Ended January 31, 2025	Six Months Ended January 31, 2025	Six Months Ended January 31, 2025	Six Months Ended January 31, 2025
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$295,839
Interest	26,457	14,916	396,048	78,685	471,434
Foreign tax withholding	—	—	—	—	(830)
TOTAL INVESTMENT INCOME	26,457	14,916	396,048	78,685	766,443
EXPENSES:
Advisory fees	4,262	2,456	61,751	12,485	218,947
Management services fees	852	491	12,350	2,497	43,790
Administration and fund accounting fees	698	218	15,188	2,363	39,099
Distribution and service fees—Service Class	141	104	224	645	2,695
Transfer agency fees	172	78	4,067	800	9,295
Administrative services fees	1,252	331	24,012	3,039	64,997
Registration and filing fees	14,279	14,196	41,666	18,475	23,945
Custody fees	74	25	1,486	161	3,793
Trustee fees	8	2	143	23	316
Compliance service fees	4	1	65	8	160
Licensing fees	154	22	4,841	2,046	30,969
Service fees	18	5	354	53	831
Other fees	812	353	9,489	2,189	19,669
Recoupment of prior expenses reduced by Advisor	—	—	—	—	—
Total Gross Expenses before reductions	22,726	18,282	175,636	44,784	458,506
Expenses reduced and reimbursed by the Advisor	(12,458)	(12,334)	(20,383)	(14,387)	—
Fees paid indirectly	(12)	(15)	(102)	(119)	(268)
TOTAL NET EXPENSES	10,256	5,933	155,151	30,278	458,238
NET INVESTMENT INCOME (LOSS)	16,201	8,983	240,897	48,407	308,205
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	—	—	—	(1,471,668)
Net realized gains (losses) on futures contracts	—	—	(189,470)	(19,816)	412,441
Net realized gains (losses) on swap agreements	(60,407)	(59,133)	(4,702,757)	(480,985)	(4,038,898)
Change in net unrealized appreciation/depreciation on investment securities	—	—	—	—	1,096,965
Change in net unrealized appreciation/depreciation on futures contracts	—	—	7,672	24,850	(495,577)
Change in net unrealized appreciation/depreciation on swap agreements	(18,283)	11,147	(87,932)	30,252	(664,308)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(78,690)	(47,986)	(4,972,487)	(445,699)	(5,161,045)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(62,489)	$(39,003)	$(4,731,590)	$(397,292)	$(4,852,840)

See accompanying notes to the financial statements.

214 :: Statements of Operations :: For the Periods Indicated (unaudited)

	U.S. Government Plus ProFund	Utilities UltraSector ProFund
	Six Months Ended January 31, 2025	Six Months Ended January 31, 2025
INVESTMENT INCOME:
Dividends	$—	$351,188
Interest	228,482	177,164
TOTAL INVESTMENT INCOME	228,482	528,352
EXPENSES:
Advisory fees	23,071	117,541
Management services fees	6,921	23,508
Administration and fund accounting fees	6,665	22,418
Distribution and service fees—Service Class	7,909	2,277
Transfer agency fees	2,711	6,222
Administrative services fees	9,176	38,846
Registration and filing fees	28,823	27,976
Custody fees	792	2,874
Trustee fees	83	205
Compliance service fees	26	91
Service fees	177	563
Other fees	5,043	16,495
Total Gross Expenses before reductions	91,397	259,016
Expenses reduced and reimbursed by the Advisor	(4,784)	—
Fees paid indirectly	(261)	(103)
TOTAL NET EXPENSES	86,352	258,913
NET INVESTMENT INCOME (LOSS)	142,130	269,439
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	852,370
Net realized gains (losses) on futures contracts	1,389	—
Net realized gains (losses) on swap agreements	(523,552)	1,587,438
Change in net unrealized appreciation/depreciation on investment securities	—	138,290
Change in net unrealized appreciation/depreciation on swap agreements	(261,621)	(968,416)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(783,784)	1,609,682
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(641,654)	$1,879,121

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

Statements of

Changes in Net Assets

216 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Access Flex Bear High Yield ProFund		Access Flex High Yield ProFund		Banks UltraSector ProFund
	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(518)	$29,879	$200,495	$455,297	$167,114	$152,187
Net realized gains (losses) on investments	(11,358)	(147,964)	125,490	1,074,559	(654,727)	1,901,379
Change in unrealized appreciation/depreciation on investments	4,969	44,018	(141,015)	(797,255)	2,028,263	733,894
Change in net assets resulting from operations	(6,907)	(74,067)	184,970	732,601	1,540,650	2,787,460
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	—	(338,188)	(1,581,676)	(248,980)	(156,828)
Service Class	—	—	(68,179)	(134,019)	(3,137)	(816)
Change in net assets resulting from distributions	—	—	(406,367)	(1,715,695)	(252,117)	(157,644)
Change in net assets resulting from capital transactions	121,868	(1,905,846)	417,331	(16,891,012)	12,467,351	(2,057,026)
Change in net assets	114,961	(1,979,913)	195,934	(17,874,106)	13,755,884	572,790
NET ASSETS:
Beginning of period	392,968	2,372,881	11,256,962	29,131,068	12,165,106	11,592,316
End of period	$507,929	$392,968	$11,452,896	$11,256,962	$25,920,990	$12,165,106
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$1,235,624	$2,811,884	$41,635,286	$37,380,619	$53,650,470	$43,789,204
Distributions reinvested	—	—	337,503	1,576,812	240,994	152,163
Value of shares redeemed	(1,105,256)	(4,720,021)	(42,109,327)	(55,791,065)	(41,486,682)	(46,038,474)
Service Class
Proceeds from shares issued	—	15,000	860,974	589,457	5,831,636	2,880,555
Distributions reinvested	—	—	68,179	134,019	3,135	815
Value of shares redeemed	(8,500)	(12,709)	(375,284)	(780,854)	(5,772,202)	(2,841,289)
Change in net assets resulting from capital transactions	$121,868	$(1,905,846)	$417,331	$(16,891,012)	$12,467,351	$(2,057,026)
SHARE TRANSACTIONS:
Investor Class
Issued	42,772	91,100	1,368,449	1,268,571	873,106	989,253
Reinvested	—	—	11,132	54,503	4,009	3,170
Redeemed	(38,220)	(154,018)	(1,388,419)	(1,920,756)	(688,879)	(1,060,104)
Service Class
Issued	—	558	28,296	19,819	107,191	72,203
Reinvested	—	—	2,253	4,632	58	19
Redeemed	(351)	(483)	(12,198)	(27,014)	(106,803)	(74,085)
Change in shares	4,201	(62,843)	9,513	(600,245)	188,682	(69,544)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 217

	Bear ProFund		Biotechnology UltraSector ProFund
	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$137,765	$340,460	$(140,369)	$232,004
Net realized gains (losses) on investments	(92,266)	(3,435,393)	(6,910,109)	17,097,229
Change in unrealized appreciation/depreciation on investments	46,670	40,377	(5,716,697)	(376,086)
Change in net assets resulting from operations	92,169	(3,054,556)	(12,767,175)	16,953,147
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(320,726)	(361,885)	(18,763,367)	(6,891,091)
Service Class	(24,204)	(22,605)	(798,586)	(327,100)
Change in net assets resulting from distributions	(344,930)	(384,490)	(19,561,953)	(7,218,191)
Change in net assets resulting from capital transactions	134,527	1,762,693	8,489,793	(18,487,171)
Change in net assets	(118,234)	(1,676,353)	(23,839,335)	(8,752,215)
NET ASSETS:
Beginning of period	5,081,867	6,758,220	108,813,937	117,566,152
End of period	$4,963,633	$5,081,867	$84,974,602	$108,813,937
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$113,643,445	$254,128,275	$20,274,827	$58,965,361
Distributions reinvested	261,751	312,999	18,543,194	6,812,289
Value of shares redeemed	(113,715,304)	(252,627,557)	(30,896,686)	(83,868,631)
Service Class
Proceeds from shares issued	451,230	1,395,224	2,730,602	7,568,501
Distributions reinvested	24,204	22,538	794,036	325,237
Value of shares redeemed	(530,799)	(1,468,786)	(2,956,180)	(8,289,928)
Change in net assets resulting from capital transactions	$134,527	$1,762,693	$8,489,793	$(18,487,171)
SHARE TRANSACTIONS:
Investor Class
Issued	9,817,273	19,136,057	328,793	975,245
Reinvested	24,125	23,068	396,910	123,523
Redeemed	(9,786,035)	(19,202,660)	(510,162)	(1,396,274)
Service Class
Issued	43,384	110,453	63,479	204,312
Reinvested	2,488	1,844	32,623	9,335
Redeemed	(50,627)	(114,913)	(69,841)	(221,699)
Change in shares	50,608	(46,151)	241,802	(305,558)

See accompanying notes to the financial statements.

218 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Bull ProFund		Communication Services UltraSector ProFund				Consumer Discretionary UltraSector ProFund
	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024	Six Months Ended January 31, 2025 (unaudited)		Year Ended July 31, 2024		Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$214,203	$435,626	$32,626		$18,608		$7,573	$73,893
Net realized gains (losses) on investments	900,781	7,152,269	2,167,243		975,345		2,236,949	2,588,786
Change in unrealized appreciation/depreciation on investments	3,357,473	2,682,714	3,753,567		837,085		5,474,454	(2,365,592)
Change in net assets resulting from operations	4,472,457	10,270,609	5,953,436		1,831,038		7,718,976	297,087
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(619,800)	(640,768)	(28,084)		—		(41,781)	—
Service Class	(45,317)	(163,539)	(56)		—		—	—
Change in net assets resulting from distributions	(665,117)	(804,307)	(28,140)		—		(41,781)	—
Change in net assets resulting from capital transactions	2,294,205	(11,411,944)	21,657,957		818,361		(474,663)	(6,165,184)
Change in net assets	6,101,545	(1,945,642)	27,583,253		2,649,399		7,202,532	(5,868,097)
NET ASSETS:
Beginning of period	51,230,500	53,176,142	9,500,256		6,850,857		51,090,557	56,958,654
End of period	$57,332,045	$51,230,500	$37,083,509		$9,500,256		$58,293,089	$51,090,557
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$254,038,550	$365,340,966	$55,280,838		$43,080,218		$70,880,380	$81,544,248
Distributions reinvested	615,326	617,106	28,016		—		41,431	—
Value of shares redeemed	(250,895,230)	(371,576,547)	(33,720,331)		(41,926,908)		(71,783,250)	(87,117,479)
Service Class
Proceeds from shares issued	53,572,872	155,737,071	5,244,212		7,411,744		3,636,158	6,032,242
Distributions reinvested	45,317	161,908	24		—		—	—
Value of shares redeemed	(55,082,630)	(161,692,448)	(5,174,802)		(7,746,693)		(3,249,382)	(6,624,195)
Change in net assets resulting from capital transactions	$2,294,205	$(11,411,944)	$21,657,957		$818,361		$(474,663)	$(6,165,184)
SHARE TRANSACTIONS:
Investor Class
Issued	3,506,089	6,042,712	1,245,454	(a)	1,277,348	(a)	1,066,311	1,483,636
Reinvested	8,356	9,028	595	(a)	—		556	—
Redeemed	(3,469,134)	(6,122,335)	(756,927	)(a)	(1,256,428	)(a)	(1,204,733)	(1,644,598)
Service Class
Issued	980,593	3,343,967	149,533	(a)	283,352	(a)	65,444	142,423
Reinvested	813	3,100	1	(a)	—		—	—
Redeemed	(1,008,302)	(3,475,507)	(148,906	)(a)	(298,788	)(a)	(59,823)	(155,356)
Change in shares	18,415	(199,035)	489,750		5,484		(132,245)	(173,895)

(a)  As described in Note 9, share amounts have been adjusted for 4:1 share split that occurred on October 14, 2024.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 219

	Consumer Staples UltraSector ProFund		Energy UltraSector ProFund
	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$21,566	$55,066	$211,276	$768,979
Net realized gains (losses) on investments	22,236	(47,529)	3,265,919	2,022,140
Change in unrealized appreciation/depreciation on investments	(16,719)	55,686	(5,335,707)	(2,354,987)
Change in net assets resulting from operations	27,083	63,223	(1,858,512)	436,132
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(46,862)	(46,205)	(567,697)	(433,234)
Service Class	(1,018)	(854)	(20,946)	—
Change in net assets resulting from distributions	(47,880)	(47,059)	(588,643)	(433,234)
Change in net assets resulting from capital transactions	(27,976)	(466,053)	(4,628,651)	(8,869,604)
Change in net assets	(48,773)	(449,889)	(7,075,806)	(8,866,706)
NET ASSETS:
Beginning of period	3,360,499	3,810,388	24,881,116	33,747,822
End of period	$3,311,726	$3,360,499	$17,805,310	$24,881,116
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$16,456,867	$23,346,550	$35,105,652	$140,181,224
Distributions reinvested	46,418	45,452	564,506	428,557
Value of shares redeemed	(16,542,291)	(23,721,935)	(39,872,903)	(149,480,666)
Service Class
Proceeds from shares issued	1,197,087	1,918,105	3,710,539	9,150,021
Distributions reinvested	1,018	854	20,946	—
Value of shares redeemed	(1,187,075)	(2,055,079)	(4,157,391)	(9,148,740)
Change in net assets resulting from capital transactions	$(27,976)	$(466,053)	$(4,628,651)	$(8,869,604)
SHARE TRANSACTIONS:
Investor Class
Issued	209,552	336,145	806,518	3,274,564
Reinvested	628	685	14,335	10,741
Redeemed	(210,839)	(341,733)	(913,027)	(3,535,479)
Service Class
Issued	17,617	31,888	102,699	247,547
Reinvested	16	15	626	—
Redeemed	(17,615)	(34,170)	(113,091)	(249,271)
Change in shares	(641)	(7,170)	(101,940)	(251,898)

See accompanying notes to the financial statements.

220 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Europe 30 ProFund		Falling U.S. Dollar ProFund		Financials UltraSector ProFund
	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$21,533	$58,776	$15,786	$40,262	$102,340	$122,805
Net realized gains (losses) on investments	167,039	340,004	(36,902)	(76,452)	2,557,238	3,226,990
Change in unrealized appreciation/depreciation on investments	(77,852)	(89,178)	(2,279)	26,499	2,314,749	3,096,113
Change in net assets resulting from operations	110,720	309,602	(23,395)	(9,691)	4,974,327	6,445,908
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	(54,806)	(41,147)	(33,375)	(670,277)	(30,422)
Service Class	—	(2,145)	(66)	(271)	(15,041)	—
Change in net assets resulting from distributions	—	(56,951)	(41,213)	(33,646)	(685,318)	(30,422)
Change in net assets resulting from capital transactions	(2,447,012)	(676,412)	(179,334)	(233,729)	1,832,030	23,287,070
Change in net assets	(2,336,292)	(423,761)	(243,942)	(277,066)	6,121,039	29,702,556
NET ASSETS:
Beginning of period	4,214,158	4,637,919	1,147,441	1,424,507	34,465,575	4,763,019
End of period	$1,877,866	$4,214,158	$903,499	$1,147,441	$40,586,614	$34,465,575
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$7,019,083	$21,634,125	$9,025,570	$9,201,601	$65,858,581	$87,315,019
Distributions reinvested	—	54,727	40,662	33,055	655,901	29,843
Value of shares redeemed	(9,361,353)	(22,591,851)	(9,244,040)	(9,474,661)	(64,657,416)	(64,257,906)
Service Class
Proceeds from shares issued	967,780	2,668,913	222,855	614,084	5,053,812	6,095,578
Distributions reinvested	—	2,145	66	271	15,041	—
Value of shares redeemed	(1,072,522)	(2,444,471)	(224,447)	(608,079)	(5,093,889)	(5,895,464)
Change in net assets resulting from capital transactions	$(2,447,012)	$(676,412)	$(179,334)	$(233,729)	$1,832,030	$23,287,070
SHARE TRANSACTIONS:
Investor Class
Issued	441,137	1,445,275	653,855	659,596	1,643,838	2,761,025
Reinvested	—	3,499	3,194	2,333	15,593	987
Redeemed	(583,771)	(1,532,452)	(668,581)	(679,045)	(1,696,365)	(2,009,044)
Service Class
Issued	54,936	165,966	18,351	49,628	154,446	234,724
Reinvested	—	125	6	21	445	—
Redeemed	(61,085)	(152,053)	(18,477)	(49,170)	(156,697)	(226,800)
Change in shares	(148,783)	(69,640)	(11,652)	(16,637)	(38,740)	760,892

Amounts designated as " – " are $0 or have been rounded to $0.
See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 221

	Health Care UltraSector ProFund		Industrials UltraSector ProFund
	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$53,120	$124,946	$14,406	$97,722
Net realized gains (losses) on investments	(522,943)	706,909	676,690	1,499,339
Change in unrealized appreciation/depreciation on investments	(246,008)	1,400,129	24,712	508,441
Change in net assets resulting from operations	(715,831)	2,231,984	715,808	2,105,502
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(119,414)	(36,523)	(213,011)	—
Service Class	—	—	(10,521)	—
Change in net assets resulting from distributions	(119,414)	(36,523)	(223,532)	—
Change in net assets resulting from capital transactions	3,164,073	(1,574,675)	981,844	(4,556,469)
Change in net assets	2,328,828	620,786	1,474,120	(2,450,967)
NET ASSETS:
Beginning of period	15,003,652	14,383,866	6,308,156	8,759,123
End of period	$17,332,480	$15,003,652	$7,782,276	$6,308,156
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$22,834,647	$36,303,065	$22,748,787	$78,972,664
Distributions reinvested	117,989	35,950	212,891	—
Value of shares redeemed	(19,526,188)	(37,790,213)	(21,966,535)	(83,529,796)
Service Class
Proceeds from shares issued	1,329,919	3,164,255	3,551,062	2,183,037
Distributions reinvested	—	—	10,521	—
Value of shares redeemed	(1,592,294)	(3,287,732)	(3,574,882)	(2,182,374)
Change in net assets resulting from capital transactions	$3,164,073	$(1,574,675)	$981,844	$(4,556,469)
SHARE TRANSACTIONS:
Investor Class
Issued	201,735	344,503	333,902	1,415,176
Reinvested	1,205	359	3,294	—
Redeemed	(172,159)	(356,449)	(322,292)	(1,482,384)
Service Class
Issued	15,177	37,949	62,549	44,574
Reinvested	—	—	197	—
Redeemed	(18,246)	(39,602)	(62,593)	(44,571)
Change in shares	27,712	(13,240)	15,057	(67,205)

See accompanying notes to the financial statements.

222 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Internet UltraSector ProFund		Large-Cap Growth ProFund				Large-Cap Value ProFund
	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024	Six Months Ended January 31, 2025 (unaudited)		Year Ended July 31, 2024		Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(126,746)	$(257,164)	$(142,800)		$(203,209)		$17,917	$29,284
Net realized gains (losses) on investments	17,267,195	9,287,854	2,468,731		205,726		1,381,054	4,363,048
Change in unrealized appreciation/depreciation on investments	19,511,623	4,392,385	1,200,654		3,497,160		(744,907)	(296,298)
Change in net assets resulting from operations	36,652,072	13,423,075	3,526,585		3,499,677		654,064	4,096,034
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	—	—		(239,315)		(85,172)	—
Service Class	—	—	—		(27,918)		(27,024)	—
Change in net assets resulting from distributions	—	—	—		(267,233)		(112,196)	—
Change in net assets resulting from capital transactions	47,047,597	(23,518,471)	696,039		5,756,592		2,728,679	(4,931,063)
Change in net assets	83,699,669	(10,095,396)	4,222,624		8,989,036		3,270,547	(835,029)
NET ASSETS:
Beginning of period	78,108,721	88,204,117	23,024,337		14,035,301		7,174,973	8,010,002
End of period	$161,808,390	$78,108,721	$27,246,961		$23,024,337		$10,445,520	$7,174,973
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$76,473,201	$39,094,477	$67,698,084		$271,821,062		$68,382,640	$135,892,637
Distributions reinvested	—	—	—		238,789		83,047	—
Value of shares redeemed	(30,038,673)	(60,862,273)	(66,882,134)		(266,884,414)		(65,302,773)	(140,335,163)
Service Class
Proceeds from shares issued	5,763,317	13,580,095	874,491		1,413,602		1,032,599	4,008,033
Distributions reinvested	—	—	—		27,918		27,024	—
Value of shares redeemed	(5,150,248)	(15,330,770)	(994,402)		(960,365)		(1,493,858)	(4,496,570)
Change in net assets resulting from capital transactions	$47,047,597	$(23,518,471)	$696,039		$5,756,592		$2,728,679	$(4,931,063)
SHARE TRANSACTIONS:
Investor Class
Issued	1,315,670	990,846	1,520,744	(a)	7,646,808	(a)	620,771	1,411,090
Reinvested	—	—	—		7,084	(a)	773	—
Redeemed	(583,294)	(1,536,241)	(1,492,093	)(a)	(7,526,584	)(a)	(588,157)	(1,424,568)
Service Class
Issued	168,361	559,350	24,518	(a)	51,024	(a)	10,944	48,220
Reinvested	—	—	—		1,060	(a)	293	—
Redeemed	(155,895)	(612,431)	(30,313	)(a)	(32,980	)(a)	(16,169)	(53,644)
Change in shares	744,842	(598,476)	22,856		146,412		28,455	(18,902)

(a)  As described in Note 9, share amounts have been adjusted for 4:1 share split that occurred on October 14, 2024.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 223

	Materials UltraSector ProFund		Mid-Cap Growth ProFund
	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$15,369	$43,371	$(21,736)	$(45,921)
Net realized gains (losses) on investments	90,184	643,499	163,526	1,102,197
Change in unrealized appreciation/depreciation on investments	(456,076)	(354,556)	(159,321)	(830,342)
Change in net assets resulting from operations	(350,523)	332,314	(17,531)	225,934
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(33,718)	(45,189)	(29,180)	—
Service Class	—	(344)	(5,673)	—
Change in net assets resulting from distributions	(33,718)	(45,533)	(34,853)	—
Change in net assets resulting from capital transactions	(1,003,039)	(4,411,175)	(1,833,910)	(23,508,025)
Change in net assets	(1,387,280)	(4,124,394)	(1,886,294)	(23,282,091)
NET ASSETS:
Beginning of period	5,371,816	9,496,210	5,648,784	28,930,875
End of period	$3,984,536	$5,371,816	$3,762,490	$5,648,784
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$9,043,281	$20,510,930	$11,844,208	$47,512,087
Distributions reinvested	33,609	43,476	28,737	—
Value of shares redeemed	(10,037,004)	(24,399,651)	(13,465,627)	(71,110,777)
Service Class
Proceeds from shares issued	1,012,341	2,809,663	51,325	598,272
Distributions reinvested	—	344	5,673	—
Value of shares redeemed	(1,055,266)	(3,375,937)	(298,226)	(507,607)
Change in net assets resulting from capital transactions	$(1,003,039)	$(4,411,175)	$(1,833,910)	$(23,508,025)
SHARE TRANSACTIONS:
Investor Class
Issued	75,192	185,584	106,210	464,997
Reinvested	333	402	269	—
Redeemed	(84,314)	(221,669)	(122,066)	(726,622)
Service Class
Issued	10,826	30,114	656	7,836
Reinvested	—	4	73	—
Redeemed	(11,099)	(36,535)	(3,853)	(6,765)
Change in shares	(9,062)	(42,100)	(18,711)	(260,554)

See accompanying notes to the financial statements.

224 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Mid-Cap ProFund		Mid-Cap Value ProFund		Nasdaq-100 ProFund
	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024	Six Months Ended January 31, 2025 (unaudited)		Year Ended July 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$24,251	$52,436	$4,906	$(3,380)	$459,597		$1,914,666
Net realized gains (losses) on investments	(21,133)	397,317	179,101	253,711	6,860,060		9,587,573
Change in unrealized appreciation/depreciation on investments	(85,297)	624,958	(63,472)	(107,762)	2,109,631		13,881,391
Change in net assets resulting from operations	(82,179)	1,074,711	120,535	142,569	9,429,288		25,383,630
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(56,471)	(177)	(1,829)	—	(830,816)		—
Service Class	(3,144)	—	—	—	(34,052)		—
Change in net assets resulting from distributions	(59,615)	(177)	(1,829)	—	(864,868)		—
Change in net assets resulting from capital transactions	1,431,533	5,087,602	44,607,449	1,507,799	(18,390,910)		(22,846,093)
Change in net assets	1,289,739	6,162,136	44,726,155	1,650,368	(9,826,490)		2,537,537
NET ASSETS:
Beginning of period	10,518,332	4,356,196	4,548,655	2,898,287	136,163,270		133,625,733
End of period	$11,808,071	$10,518,332	$49,274,810	$4,548,655	$126,336,780		$136,163,270
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$16,857,809	$25,597,528	$61,048,065	$7,385,684	$696,110,374		$1,519,611,327
Distributions reinvested	55,623	175	1,829	—	787,407		—
Value of shares redeemed	(15,165,236)	(24,438,029)	(17,041,814)	(5,800,971)	(715,560,283)		(1,542,705,547)
Service Class
Proceeds from shares issued	31,373,495	35,656,529	1,701,592	298,921	15,286,548		50,384,974
Distributions reinvested	1,543	—	—	—	34,052		—
Value of shares redeemed	(31,691,701)	(31,728,601)	(1,102,223)	(375,835)	(15,049,008)		(50,136,847)
Change in net assets resulting from capital transactions	$1,431,533	$5,087,602	$44,607,449	$1,507,799	$(18,390,910)		$(22,846,093)
SHARE TRANSACTIONS:
Investor Class
Issued	132,402	230,247	518,929	70,139	16,179,119	(a)	41,805,480	(a)
Reinvested	449	2	16	—	17,584	(a)	—
Redeemed	(119,736)	(216,092)	(148,194)	(56,985)	(16,693,386	)(a)	(42,436,404	)(a)
Service Class
Issued	317,607	397,908	18,893	4,317	437,700	(a)	1,848,980	(a)
Reinvested	16	—	—	—	988	(a)	—
Redeemed	(324,840)	(358,323)	(12,205)	(5,286)	(435,073	)(a)	(1,832,640	)(a)
Change in shares	5,898	53,742	377,439	12,185	(493,068)		(614,584)

(a)  As described in Note 9, share amounts have been adjusted for 4:1 share split that occurred on October 14, 2024.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 225

	Oil & Gas Equipment & Services UltraSector ProFund		Pharmaceuticals UltraSector ProFund
	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$49,143	$39,959	$7,294	$24,177
Net realized gains (losses) on investments	(127,875)	(177,750)	144,714	(214,181)
Change in unrealized appreciation/depreciation on investments	(3,711,051)	(470,481)	(94,732)	(66,889)
Change in net assets resulting from operations	(3,789,783)	(608,272)	57,276	(256,893)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(61,433)	—	(24,996)	(14,006)
Service Class	—	—	—	—
Change in net assets resulting from distributions	(61,433)	—	(24,996)	(14,006)
Change in net assets resulting from capital transactions	(583,930)	(2,747,086)	(251,199)	(633,771)
Change in net assets	(4,435,146)	(3,355,358)	(218,919)	(904,670)
NET ASSETS:
Beginning of period	14,574,944	17,930,302	3,006,205	3,910,875
End of period	$10,139,798	$14,574,944	$2,787,286	$3,006,205
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$24,319,109	$72,229,101	$9,765,553	$14,384,789
Distributions reinvested	59,093	—	24,546	13,775
Value of shares redeemed	(24,891,120)	(72,310,947)	(10,016,048)	(14,820,908)
Service Class
Proceeds from shares issued	4,223,339	27,246,109	1,565,448	7,113,188
Distributions reinvested	—	—	—	—
Value of shares redeemed	(4,294,351)	(29,911,349)	(1,590,698)	(7,324,615)
Change in net assets resulting from capital transactions	$(583,930)	$(2,747,086)	$(251,199)	$(633,771)
SHARE TRANSACTIONS:
Investor Class
Issued	259,265	653,551	369,731	596,747
Reinvested	680	—	995	555
Redeemed	(261,666)	(655,835)	(380,412)	(616,590)
Service Class
Issued	51,645	279,481	72,028	356,305
Reinvested	—	—	—	—
Redeemed	(51,723)	(308,278)	(74,546)	(365,613)
Change in shares	(1,799)	(31,081)	(12,204)	(28,596)

See accompanying notes to the financial statements.

226 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Precious Metals UltraSector ProFund		Real Estate UltraSector ProFund		Rising Rates Opportunity ProFund
	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$84,961	$236,901	$105,625	$68,036	$107,524	$545,424
Net realized gains (losses) on investments	(785,854)	1,458,721	496,141	(24,920)	467,745	(875,171)
Change in unrealized appreciation/depreciation on investments	(303,829)	4,422,279	(25,428)	358,384	86,835	(422,094)
Change in net assets resulting from operations	(1,004,722)	6,117,901	576,338	401,500	662,104	(751,841)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(357,349)	(297,411)	(108,457)	(79,688)	(406,651)	(515,586)
Service Class	(13,503)	(7,693)	(3,866)	(2,941)	—	—
Change in net assets resulting from distributions	(370,852)	(305,104)	(112,323)	(82,629)	(406,651)	(515,586)
Change in net assets resulting from capital transactions	(3,082,194)	(3,529,155)	(1,683,544)	166,918	6,968,618	(2,568,976)
Change in net assets	(4,457,768)	2,283,642	(1,219,529)	485,789	7,224,071	3,836,403
NET ASSETS:
Beginning of period	29,031,391	26,747,749	5,400,443	4,914,654	9,028,678	12,865,081
End of period	$24,573,623	$29,031,391	$4,180,914	$5,400,443	$16,252,749	$9,028,678
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$90,144,900	$162,759,440	$45,937,499	$19,242,416	$71,524,725	$157,147,437
Distributions reinvested	352,688	290,474	107,720	76,164	393,665	502,557
Value of shares redeemed	(92,961,854)	(167,351,922)	(47,665,020)	(19,342,309)	(64,912,635)	(158,810,378)
Service Class
Proceeds from shares issued	11,815,887	10,685,878	3,154,722	5,439,679	252,886	40,893,469
Distributions reinvested	13,136	7,692	3,866	2,941	—	—
Value of shares redeemed	(12,446,951)	(9,921,617)	(3,222,331)	(5,422,973)	(290,023)	(42,302,061)
Change in net assets resulting from capital transactions	$(3,082,194)	$(3,529,155)	$(1,683,544)	$166,918	$6,968,618	$(2,568,976)
SHARE TRANSACTIONS:
Investor Class
Issued	1,580,232	3,830,798	1,012,695	508,624	1,751,125	3,660,609
Reinvested	7,679	6,488	2,509	1,942	9,311	13,553
Redeemed	(1,642,999)	(3,917,312)	(1,041,301)	(510,436)	(1,600,950)	(3,744,022)
Service Class
Issued	243,995	293,242	74,675	162,185	6,824	1,119,715
Reinvested	343	206	104	77	—	—
Redeemed	(261,623)	(272,269)	(76,155)	(161,409)	(7,771)	(1,163,045)
Change in shares	(72,373)	(58,847)	(27,473)	983	158,539	(113,190)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 227

	Rising Rates Opportunity 10 ProFund		Rising U.S. Dollar ProFund
	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$12,260	$73,333	$116,395	$321,820
Net realized gains (losses) on investments	9,572	53,571	403,123	413,744
Change in unrealized appreciation/depreciation on investments	17,082	(53,972)	5,471	(168,040)
Change in net assets resulting from operations	38,914	72,932	524,989	567,524
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(49,151)	(77,619)	(293,747)	(420,636)
Service Class	(3,119)	(4,774)	(764)	(2,359)
Change in net assets resulting from distributions	(52,270)	(82,393)	(294,511)	(422,995)
Change in net assets resulting from capital transactions	(825,091)	(586,045)	(626,065)	502,059
Change in net assets	(838,447)	(595,506)	(395,587)	646,588
NET ASSETS:
Beginning of period	1,967,082	2,562,588	9,841,256	9,194,668
End of period	$1,128,635	$1,967,082	$9,445,669	$9,841,256
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$1,364,653	$7,579,723	$16,017,318	$44,617,839
Distributions reinvested	48,839	77,240	286,821	411,698
Value of shares redeemed	(2,154,709)	(7,855,709)	(16,907,413)	(44,478,693)
Service Class
Proceeds from shares issued	248,621	1,366,860	536,075	1,232,697
Distributions reinvested	3,119	4,774	764	1,956
Value of shares redeemed	(335,614)	(1,758,933)	(559,630)	(1,283,438)
Change in net assets resulting from capital transactions	$(825,091)	$(586,045)	$(626,065)	$502,059
SHARE TRANSACTIONS:
Investor Class
Issued	89,594	489,595	494,363	1,459,375
Reinvested	3,262	5,368	9,155	14,285
Redeemed	(143,284)	(506,413)	(525,381)	(1,456,874)
Service Class
Issued	17,811	96,688	20,491	47,581
Reinvested	223	358	29	79
Redeemed	(23,894)	(125,530)	(21,376)	(49,548)
Change in shares	(56,288)	(39,934)	(22,719)	14,898

See accompanying notes to the financial statements.

228 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Semiconductor UltraSector ProFund				Short Energy ProFund		Short Nasdaq-100 ProFund
	Six Months Ended January 31, 2025 (unaudited)		Year Ended July 31, 2024		Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$703,488		$249,970		$8,913	$21,371	$53,115	$200,800
Net realized gains (losses) on investments	26,867,992		122,373,293		(17,190)	(52,978)	(694,908)	176,557
Change in unrealized appreciation/depreciation on investments	(44,483,955)		63,396,040		98,397	322	1,796	83,668
Change in net assets resulting from operations	(16,912,475)		186,019,303		90,120	(31,285)	(639,997)	461,025
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(46,697,717)		—		(17,820)	(30,431)	(168,026)	(149,475)
Service Class	(2,176,451)		—		(1,890)	(918)	(9,548)	(8,916)
Change in net assets resulting from distributions	(48,874,168)		—		(19,710)	(31,349)	(177,574)	(158,391)
Change in net assets resulting from capital transactions	25,364,125		75,214,506		848,459	(73,371)	299,414	(1,474,400)
Change in net assets	(40,422,518)		261,233,809		918,869	(136,005)	(518,157)	(1,171,766)
NET ASSETS:
Beginning of period	395,401,113		134,167,304		500,859	636,864	1,964,361	3,136,127
End of period	$354,978,595		$395,401,113		$1,419,728	$500,859	$1,446,204	$1,964,361
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$435,482,328		$786,768,751		$9,668,218	$13,392,384	$156,092,771	$431,590,545
Distributions reinvested	46,341,772		—		17,494	26,685	160,032	148,574
Value of shares redeemed	(452,724,733)		(714,249,961)		(8,868,474)	(13,512,123)	(155,956,549)	(433,273,342)
Service Class
Proceeds from shares issued	18,213,168		40,220,711		749,110	1,640,256	115,489	1,246,226
Distributions reinvested	2,149,838		—		1,890	918	9,548	8,916
Value of shares redeemed	(24,098,248)		(37,524,995)		(719,779)	(1,621,491)	(121,877)	(1,195,319)
Change in net assets resulting from capital transactions	$25,364,125		$75,214,506		$848,459	$(73,371)	$299,414	$(1,474,400)
SHARE TRANSACTIONS:
Investor Class
Issued	10,073,683	(a)	27,149,536	(a)	685,159	913,813	3,095,079	7,608,010
Reinvested	1,096,530	(a)	—		1,211	1,778	3,865	2,745
Redeemed	(10,594,663	)(a)	(24,664,904	)(a)	(624,934)	(922,951)	(3,103,790)	(7,622,973)
Service Class
Issued	592,622	(a)	1,847,856	(a)	57,990	123,220	2,721	25,828
Reinvested	74,803	(a)	—		144	67	267	189
Redeemed	(778,892	)(a)	(1,750,392	)(a)	(55,377)	(122,071)	(2,846)	(24,999)
Change in shares	464,083		2,582,096		64,193	(6,144)	(4,704)	(11,200)

(a)  As described in Note 9, share amounts have been adjusted for 8:1 share split that occurred on October 14, 2024.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 229

	Short Precious Metals ProFund		Short Real Estate ProFund
	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$74,561	$139,088	$15,655	$71,334
Net realized gains (losses) on investments	(30,670)	(497,791)	(3,671)	(198,868)
Change in unrealized appreciation/depreciation on investments	(343,615)	159,956	9,053	(45,400)
Change in net assets resulting from operations	(299,724)	(198,747)	21,037	(172,934)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(148,680)	(100,288)	(59,300)	(55,021)
Service Class	(824)	(2,108)	(1,180)	(1,514)
Change in net assets resulting from distributions	(149,504)	(102,396)	(60,480)	(56,535)
Change in net assets resulting from capital transactions	4,756,388	(1,544,662)	(162,659)	(540,457)
Change in net assets	4,307,160	(1,845,805)	(202,102)	(769,926)
NET ASSETS:
Beginning of period	1,409,180	3,254,985	1,159,076	1,929,002
End of period	$5,716,340	$1,409,180	$956,974	$1,159,076
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$88,392,980	$62,455,790	$5,432,782	$17,980,136
Distributions reinvested	141,687	54,168	50,797	54,938
Value of shares redeemed	(83,777,539)	(64,051,588)	(5,658,062)	(18,468,870)
Service Class
Proceeds from shares issued	712,293	1,463,567	427,157	(982,000)
Distributions reinvested	824	2,108	1,180	1,514
Value of shares redeemed	(713,857)	(1,468,707)	(416,513)	(1,090,175)
Change in net assets resulting from capital transactions	$4,756,388	$(1,544,662)	$(162,659)	$(540,457)
SHARE TRANSACTIONS:
Investor Class
Issued	9,352,770	5,057,436	684,081	1,908,836
Reinvested	13,507	4,594	6,318	6,595
Redeemed	(8,883,462)	(5,147,199)	(709,834)	(1,976,057)
Service Class
Issued	76,350	117,143	61,940	124,335
Reinvested	81	184	171	211
Redeemed	(76,257)	117,882	(60,472)	(137,931)
Change in shares	482,989	(85,724)	(17,796)	(74,011)

See accompanying notes to the financial statements.

230 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Short Small-Cap ProFund				Small-Cap Growth ProFund		Small-Cap ProFund
	Six Months Ended January 31, 2025 (unaudited)		Year Ended July 31, 2024		Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$60,382		$240,567		$(9,727)	$(28,527)	$31,764	$60,039
Net realized gains (losses) on investments	(401,816)		(2,264,400)		151,181	652,119	(497,147)	685,747
Change in unrealized appreciation/depreciation on investments	21,096		37,927		(404,076)	99,141	42,090	309,801
Change in net assets resulting from operations	(320,338)		(1,985,906)		(262,622)	722,733	(423,293)	1,055,587
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(138,242)		(198,606)		(57,744)	(29,959)	—	—
Service Class	—		(7,648)		(18,182)	(5,307)	—	—
Change in net assets resulting from distributions	(138,242)		(206,254)		(75,926)	(35,266)	—	—
Change in net assets resulting from capital transactions	2,767,193		1,065,934		(1,999,095)	1,781,474	173,992	(1,747,821)
Change in net assets	2,308,613		(1,126,226)		(2,337,643)	2,468,941	(249,301)	(692,234)
NET ASSETS:
Beginning of period	648,217		1,774,443		6,771,325	4,302,384	5,026,461	5,718,695
End of period	$2,956,830		$648,217		$4,433,682	$6,771,325	$4,777,160	$5,026,461
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$75,987,569		$315,394,451		$4,385,098	$10,884,120	$114,554,990	$197,869,923
Distributions reinvested	137,805		198,338		57,505	29,845	—	—
Value of shares redeemed	(73,388,977)		(314,528,735)		(6,316,122)	(9,547,680)	(114,285,708)	(199,996,477)
Service Class
Proceeds from shares issued	448,723		721,182		519,105	1,130,782	2,013,280	772,112
Distributions reinvested	—		7,648		18,182	5,307	—	—
Value of shares redeemed	(417,927)		(726,950)		(662,863)	(720,900)	(2,108,570)	(393,379)
Change in net assets resulting from capital transactions	$2,767,193		$1,065,934		$(1,999,095)	$1,781,474	$173,992	$(1,747,821)
SHARE TRANSACTIONS:
Investor Class
Issued	1,405,930	(a)	4,936,013	(a)	38,259	101,943	996,284	1,981,267
Reinvested	2,562	(a)	3,431	(a)	519	293	—	—
Redeemed	(1,365,204	)(a)	(4,952,879	)(a)	(56,808)	(90,439)	(997,641)	(1,996,357)
Service Class
Issued	9,146	(a)	12,327	(a)	6,082	14,238	21,745	8,807
Reinvested	—		143	(a)	222	69	—	—
Redeemed	(8,533	)(a)	(12,592	)(a)	(7,806)	(9,231)	(23,161)	(4,737)
Change in shares	43,901		(13,557)		(19,532)	16,873	(2,773)	(11,020)

(a)  As described in Note 9, share amounts have been adjusted for 1:2 reverse share split that occurred on October 14, 2024.

(b)  As described in Note 9, share amounts have been adjusted for 4:1 share split that occurred on October 14, 2024.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 231

	Small-Cap Value ProFund		Technology UltraSector ProFund
	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024	Six Months Ended January 31, 2025 (unaudited)		Year Ended July 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$37,496	$7,395	$53,385		$174,245
Net realized gains (losses) on investments	(1,176,396)	(878,095)	3,067,152		20,963,393
Change in unrealized appreciation/depreciation on investments	(803,213)	366,221	(983,937)		338,776
Change in net assets resulting from operations	(1,942,113)	(504,479)	2,136,600		21,476,414
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(38,107)	—	(6,127,170)		(319,590)
Service Class	(7,545)	—	(487,205)		(26,930)
Change in net assets resulting from distributions	(45,652)	—	(6,614,375)		(346,520)
Change in net assets resulting from capital transactions	(47,374,139)	49,444,160	(1,897,267)		(10,078,021)
Change in net assets	(49,361,904)	48,939,681	(6,375,042)		11,051,873
NET ASSETS:
Beginning of period	52,224,687	3,285,006	90,797,596		79,745,723
End of period	$2,862,783	$52,224,687	$84,422,554		$90,797,596
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$10,351,490	$107,822,405	$102,069,331		$139,691,194
Distributions reinvested	38,071	—	6,051,602		316,303
Value of shares redeemed	(58,127,998)	(58,608,027)	(109,449,996)		(147,469,641)
Service Class
Proceeds from shares issued	2,700,232	1,186,971	13,469,794		41,900,554
Distributions reinvested	7,545	—	487,205		26,929
Value of shares redeemed	(2,343,479)	(957,189)	(14,525,203)		(44,543,360)
Change in net assets resulting from capital transactions	$(47,374,139)	$49,444,160	$(1,897,267)		$(10,078,021)
SHARE TRANSACTIONS:
Investor Class
Issued	93,922	1,017,833	2,685,356	(b)	4,295,764	(b)
Reinvested	346	—	160,104	(b)	10,092	(b)
Redeemed	(542,581)	(581,046)	(2,902,726	)(b)	(4,582,072	)(b)
Service Class
Issued	30,838	14,423	474,754	(b)	1,615,036	(b)
Reinvested	88	—	17,077	(b)	1,096	(b)
Redeemed	(26,970)	(11,583)	(501,920	)(b)	(1,672,700	)(b)
Change in shares	(444,357)	439,627	(67,355)		(332,784)

See accompanying notes to the financial statements.

232 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraBear ProFund		UltraBull ProFund		UltraChina ProFund
	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$154,212	$324,117	$798,288	$1,229,230	$(38,873)	$164,791
Net realized gains (losses) on investments	(1,969,868)	(2,574,371)	14,869,682	26,382,999	(1,457,932)	(7,346,495)
Change in unrealized appreciation/depreciation on investments	104,347	122,461	7,950,601	13,183,329	3,014,772	(3,633,599)
Change in net assets resulting from operations	(1,711,309)	(2,127,793)	23,618,571	40,795,558	1,517,967	(10,815,303)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(108,411)	(411,236)	(6,098,243)	(960,834)	(579,412)	(870,345)
Service Class	(7,254)	(5,504)	(72,200)	(2,188)	(9,095)	(16,214)
Change in net assets resulting from distributions	(115,665)	(416,740)	(6,170,443)	(963,022)	(588,507)	(886,559)
Change in net assets resulting from capital transactions	546,411	(774,161)	8,422,151	(12,607,413)	5,497,957	3,834,181
Change in net assets	(1,280,563)	(3,318,694)	25,870,279	27,225,123	6,427,417	(7,867,681)
NET ASSETS:
Beginning of period	6,157,684	9,476,378	145,291,653	118,066,530	17,468,244	25,335,925
End of period	$4,877,121	$6,157,684	$171,161,932	$145,291,653	$23,895,661	$17,468,244
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$143,304,620	$193,827,826	$410,503,806	$629,114,287	$81,731,156	$140,324,457
Distributions reinvested	107,631	400,742	6,029,995	936,063	567,158	854,732
Value of shares redeemed	(143,160,430)	(195,098,772)	(407,442,386)	(640,193,413)	(77,681,857)	(136,972,330)
Service Class
Proceeds from shares issued	1,065,759	1,169,545	16,510,176	37,080,304	7,984,245	6,088,833
Distributions reinvested	7,254	5,503	72,200	2,188	9,095	16,214
Value of shares redeemed	(778,423)	(1,079,005)	(17,251,640)	(39,546,842)	(7,111,840)	(6,477,725)
Change in net assets resulting from capital transactions	$546,411	$(774,161)	$8,422,151	$(12,607,413)	$5,497,957	$3,834,181
SHARE TRANSACTIONS:
Investor Class
Issued	14,026,133	13,517,514	2,936,658	6,454,445	3,364,341	5,981,884
Reinvested	10,657	30,746	42,645	7,337	28,892	33,757
Redeemed	(14,095,416)	(13,597,283)	(2,925,316)	(6,553,080)	(3,265,310)	(5,815,368)
Service Class
Issued	114,635	91,245	160,072	496,469	373,064	304,409
Reinvested	821	487	697	23	535	739
Redeemed	(85,056)	(85,125)	(165,418)	(525,416)	(354,222)	(322,138)
Change in shares	(28,226)	(42,416)	49,338	(120,222)	147,300	183,283

Amounts designated as " – " are $0 or have been rounded to $0.
See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 233

	UltraDow 30 ProFund		UltraEmerging Markets ProFund
	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$223,403	$380,209	$25,556	$115,734
Net realized gains (losses) on investments	3,668,061	4,692,310	(146,923)	494,172
Change in unrealized appreciation/depreciation on investments	1,551,609	3,232,079	418,737	(600,774)
Change in net assets resulting from operations	5,443,073	8,304,598	297,370	9,132
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(1,036,790)	(327,266)	(94,322)	(125,967)
Service Class	(42,152)	(5,006)	(385)	(940)
Change in net assets resulting from distributions	(1,078,942)	(332,272)	(94,707)	(126,907)
Change in net assets resulting from capital transactions	4,360,612	309,904	(1,159,356)	(703,458)
Change in net assets	8,724,743	8,282,230	(956,693)	(821,233)
NET ASSETS:
Beginning of period	39,404,831	31,122,601	7,501,478	8,322,711
End of period	$48,129,574	$39,404,831	$6,544,785	$7,501,478
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$56,851,917	$64,377,518	$16,858,732	$33,122,155
Distributions reinvested	1,034,254	324,041	93,192	120,901
Value of shares redeemed	(53,825,970)	(64,601,720)	(18,092,288)	(33,936,205)
Service Class
Proceeds from shares issued	6,504,192	4,656,640	3,475,499	3,787,729
Distributions reinvested	42,152	5,006	385	940
Value of shares redeemed	(6,245,933)	(4,451,581)	(3,494,876)	(3,798,978)
Change in net assets resulting from capital transactions	$4,360,612	$309,904	$(1,159,356)	$(703,458)
SHARE TRANSACTIONS:
Investor Class
Issued	686,814	994,424	314,727	748,405
Reinvested	12,842	4,837	1,971	2,687
Redeemed	(661,018)	(994,996)	(348,814)	(765,073)
Service Class
Issued	96,268	86,332	76,423	90,283
Reinvested	631	90	9	23
Redeemed	(92,428)	(82,413)	(76,384)	(91,279)
Change in shares	43,109	8,274	(32,068)	(14,954)

See accompanying notes to the financial statements.

234 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraInternational ProFund		UltraJapan ProFund		UltraLatin America ProFund
	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$61,571	$140,432	$311,183	$800,247	$146,509	$472,260
Net realized gains (losses) on investments	(517,225)	(147,641)	(364,954)	7,404,211	(159,136)	(302,548)
Change in unrealized appreciation/depreciation on investments	(117,767)	46,128	(55,075)	(1,640,158)	(141,689)	(1,784,523)
Change in net assets resulting from operations	(573,421)	38,919	(108,846)	6,564,300	(154,316)	(1,614,811)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	—	—	(1,570,191)	(391,948)	(523,218)
Service Class	—	—	—	(37,779)	(10,050)	(19,315)
Change in net assets resulting from distributions	—	—	—	(1,607,970)	(401,998)	(542,533)
Change in net assets resulting from capital transactions	(151,148)	(1,698,496)	(4,073,632)	(2,508,745)	261,753	(2,132,770)
Change in net assets	(724,569)	(1,659,577)	(4,182,478)	2,447,585	(294,561)	(4,290,114)
NET ASSETS:
Beginning of period	3,756,395	5,415,972	24,333,194	21,885,609	7,288,277	11,578,391
End of period	$3,031,826	$3,756,395	$20,150,716	$24,333,194	$6,993,716	$7,288,277
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$40,914,612	$41,080,047	$18,594,744	$56,904,785	$13,082,756	$34,410,923
Distributions reinvested	—	—	—	1,565,081	388,079	521,160
Value of shares redeemed	(41,073,521)	(42,595,625)	(22,658,338)	(60,422,186)	(13,526,378)	(37,112,497)
Service Class
Proceeds from shares issued	1,360,134	3,510,253	5,455,338	10,013,787	6,094,276	7,847,651
Distributions reinvested	—	—	—	34,460	10,050	19,315
Value of shares redeemed	(1,352,373)	(3,693,171)	(5,465,376)	(10,604,672)	(5,787,030)	(7,819,322)
Change in net assets resulting from capital transactions	$(151,148)	$(1,698,496)	$(4,073,632)	$(2,508,745)	$261,753	$(2,132,770)
SHARE TRANSACTIONS:
Investor Class
Issued	2,166,610	2,243,179	377,902	1,172,739	947,459	2,021,773
Reinvested	—	—	—	27,666	34,042	25,435
Redeemed	(2,195,311)	(2,348,572)	(460,294)	(1,261,810)	(972,942)	(2,144,711)
Service Class
Issued	89,466	230,428	139,008	265,615	455,920	470,812
Reinvested	—	—	—	780	915	972
Redeemed	(89,694)	(242,668)	(139,020)	(282,999)	(429,722)	(473,799)
Change in shares	(28,929)	(117,633)	(82,404)	(78,009)	35,672	(99,518)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 235

	UltraMid-Cap ProFund		UltraNasdaq-100 ProFund
	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$203,908	$344,834	$2,213,714	$5,028,200
Net realized gains (losses) on investments	1,295,689	5,328,292	119,316,774	164,916,370
Change in unrealized appreciation/depreciation on investments	(560,008)	870,468	41,171,373	131,342,455
Change in net assets resulting from operations	939,589	6,543,594	162,701,861	301,287,025
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(441,453)	(225,341)	—	(4,462,904)
Service Class	(17,969)	(22,007)	—	(918)
Change in net assets resulting from distributions	(459,422)	(247,348)	—	(4,463,822)
Change in net assets resulting from capital transactions	(3,992,171)	2,528,180	(42,809,760)	(127,424,766)
Change in net assets	(3,512,004)	8,824,426	119,892,101	169,398,437
NET ASSETS:
Beginning of period	47,766,134	38,941,708	961,692,430	792,293,993
End of period	$44,254,130	$47,766,134	$1,081,584,531	$961,692,430
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$41,863,525	$64,966,982	$1,693,154,558	$2,963,932,070
Distributions reinvested	428,886	220,734	—	4,292,378
Value of shares redeemed	(46,274,649)	(66,226,071)	(1,735,142,242)	(3,092,774,100)
Service Class
Proceeds from shares issued	19,921,186	40,244,808	49,356,080	60,583,371
Distributions reinvested	16,937	22,007	—	913
Value of shares redeemed	(19,948,056)	(36,700,280)	(50,178,156)	(63,459,398)
Change in net assets resulting from capital transactions	$(3,992,171)	$2,528,180	$(42,809,760)	$(127,424,766)
SHARE TRANSACTIONS:
Investor Class
Issued	594,110	1,105,656	15,361,389	37,451,268
Reinvested	6,401	3,757	—	39,221
Redeemed	(672,945)	(1,143,561)	(15,719,779)	(38,695,810)
Service Class
Issued	361,534	872,490	679,534	1,078,298
Reinvested	325	484	—	12
Redeemed	(366,696)	(805,937)	(690,428)	(1,148,995)
Change in shares	(77,271)	32,889	(369,284)	(1,276,006)

See accompanying notes to the financial statements.

236 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort China ProFund		UltraShort Dow 30 ProFund		UltraShort Emerging Markets ProFund
	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$29,005	$70,329	$29,385	$93,577	$7,323	$25,847
Net realized gains (losses) on investments	(1,018,278)	258,450	(424,178)	(594,170)	(4,479)	(284,398)
Change in unrealized appreciation/depreciation on investments	3,387	492,435	42,340	21,201	(30,584)	28,785
Change in net assets resulting from operations	(985,886)	821,214	(352,453)	(479,392)	(27,740)	(229,766)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(67,422)	(52,912)	(87,122)	(64,768)	(22,087)	(26,345)
Service Class	(3,258)	(681)	(1,248)	(1,475)	(109)	(669)
Change in net assets resulting from distributions	(70,680)	(53,593)	(88,370)	(66,243)	(22,196)	(27,014)
Change in net assets resulting from capital transactions	1,853,869	(2,853,965)	539,635	(541,075)	369,604	293,689
Change in net assets	797,303	(2,086,344)	98,812	(1,086,710)	319,668	36,909
NET ASSETS:
Beginning of period	987,197	3,073,541	1,958,528	3,045,238	361,860	324,951
End of period	$1,784,500	$987,197	$2,057,340	$1,958,528	$681,528	$361,860
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$37,360,933	$61,460,009	$9,364,770	$23,763,745	$9,514,046	$24,658,134
Distributions reinvested	67,191	52,520	86,802	60,719	22,049	26,048
Value of shares redeemed	(35,592,558)	(64,389,688)	(8,925,021)	(24,391,985)	(9,166,499)	(24,391,887)
Service Class
Proceeds from shares issued	626,425	1,048,565	420,150	1,109,682	55,995	47,179
Distributions reinvested	3,258	681	1,248	1,475	109	669
Value of shares redeemed	(611,380)	(1,026,052)	(408,314)	(1,084,711)	(56,096)	(46,454)
Change in net assets resulting from capital transactions	$1,853,869	$(2,853,965)	$539,635	$(541,075)	$369,604	$293,689
SHARE TRANSACTIONS:
Investor Class
Issued	8,336,763	9,012,696	742,013	1,516,475	632,496	1,198,481
Reinvested	15,306	8,219	7,168	3,979	1,417	1,381
Redeemed	(8,005,395)	(9,448,056)	(708,977)	(1,555,402)	(605,701)	(1,194,944)
Service Class
Issued	153,313	169,802	39,523	80,508	4,304	2,774
Reinvested	873	123	120	113	8	40
Redeemed	(147,242)	(167,466)	(38,240)	(79,991)	(4,309)	(2,716)
Change in shares	353,618	(424,682)	41,607	(34,318)	28,215	5,016

(a)  As described in Note 9, share amounts have been adjusted for 1:10 reverse share split that occurred on October 14, 2024.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 237

	UltraShort International ProFund		UltraShort Japan ProFund
	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024	Six Months Ended January 31, 2025 (unaudited)		Year Ended July 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$35,418	$75,543	$10,009		$30,017
Net realized gains (losses) on investments	109,121	(242,387)	278,653		(316,118)
Change in unrealized appreciation/depreciation on investments	84,324	(20,616)	(89,505)		101,013
Change in net assets resulting from operations	228,863	(187,460)	199,157		(185,088)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(71,031)	(71,316)	(29,439)		(15,820)
Service Class	—	(110)	—		—
Change in net assets resulting from distributions	(71,031)	(71,426)	(29,439)		(15,820)
Change in net assets resulting from capital transactions	1,730,717	(213,999)	(1,036,315)		543,366
Change in net assets	1,888,549	(472,885)	(866,597)		342,458
NET ASSETS:
Beginning of period	2,100,395	2,573,280	1,304,143		961,685
End of period	$3,988,944	$2,100,395	$437,546		$1,304,143
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$30,907,648	$24,833,477	$8,202,477		$19,851,002
Distributions reinvested	71,012	71,219	29,360		15,809
Value of shares redeemed	(29,259,166)	(25,121,185)	(9,304,984)		(19,341,984)
Service Class
Proceeds from shares issued	296,379	446,485	547,449		2,872,697
Distributions reinvested	—	108	—		—
Value of shares redeemed	(285,156)	(444,103)	(510,617)		(2,854,158)
Change in net assets resulting from capital transactions	$1,730,717	$(213,999)	$(1,036,315)		$543,366
SHARE TRANSACTIONS:
Investor Class
Issued	1,774,913	1,309,788	173,657	(a)	364,421	(a)
Reinvested	3,838	3,819	753	(a)	243	(a)
Redeemed	(1,669,088)	(1,319,372)	(191,272	)(a)	(351,509	)(a)
Service Class
Issued	19,145	26,527	12,788	(a)	55,317	(a)
Reinvested	—	7	—		—
Redeemed	(18,160)	(26,538)	(12,073	)(a)	(55,317	)(a)
Change in shares	110,648	(5,769)	(16,147)		13,155

See accompanying notes to the financial statements.

238 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Latin America ProFund				UltraShort Mid-Cap ProFund		UltraShort Nasdaq-100 ProFund
	Six Months Ended January 31, 2025 (unaudited)		Year Ended July 31, 2024		Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$16,201		$50,509		$8,983	$32,193	$240,897	$591,389
Net realized gains (losses) on investments	(60,407)		375,177		(59,133)	(209,755)	(4,892,227)	(7,312,006)
Change in unrealized appreciation/depreciation on investments	(18,283)		55,616		11,147	30,035	(80,260)	522,443
Change in net assets resulting from operations	(62,489)		481,302		(39,003)	(147,527)	(4,731,590)	(6,198,174)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(37,829)		(47,078)		(26,279)	(34,612)	(519,818)	(783,254)
Service Class	(1,632)		—		(946)	(926)	(1,687)	(2,986)
Change in net assets resulting from distributions	(39,461)		(47,078)		(27,225)	(35,538)	(521,505)	(786,240)
Change in net assets resulting from capital transactions	(294,638)		(663,282)		52,473	(279,728)	5,519,677	364,512
Change in net assets	(396,588)		(229,058)		(13,755)	(462,793)	266,582	(6,619,902)
NET ASSETS:
Beginning of period	1,495,692		1,724,750		553,539	1,016,332	9,864,607	16,484,509
End of period	$1,099,104		$1,495,692		$539,784	$553,539	$10,131,189	$9,864,607
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$4,328,945		$18,096,990		$7,683,169	$16,643,444	$392,334,755	$572,806,950
Distributions reinvested	36,372		47,070		26,279	29,881	514,984	764,751
Value of shares redeemed	(4,596,738)		(18,886,705)		(7,657,931)	(16,935,862)	(387,328,281)	(573,212,324)
Service Class
Proceeds from shares issued	511,072		1,201,960		14	35	236,490	442,799
Distributions reinvested	1,632		—		946	926	1,687	2,986
Value of shares redeemed	(575,921)		(1,122,597)		(4)	(18,152)	(239,958)	(440,650)
Change in net assets resulting from capital transactions	$(294,638)		$(663,282)		$52,473	$(279,728)	$5,519,677	$364,512
SHARE TRANSACTIONS:
Investor Class
Issued	96,020	(a)	436,448	(a)	258,798	400,810	13,831,377	13,404,230
Reinvested	731	(a)	1,425	(a)	901	811	20,403	18,938
Redeemed	(102,986	)(a)	(449,934	)(a)	(257,699)	408,492	(13,745,514)	(13,450,691)
Service Class
Issued	12,917	(a)	34,169	(a)	1	1	8,884	10,548
Reinvested	37	(a)	—		37	29	72	79
Redeemed	(14,621	)(a)	(32,118	)(a)	—	(421)	(9,071)	10,614
Change in shares	(7,902)		(10,010)		2,038	(7,262)	106,151	(27,510)

(a)  As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on October 14, 2024.

(b)  As described in Note 9, share amounts have been adjusted for 1:10 reverse share split that occurred on October 14, 2024.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 239

	UltraShort Small-Cap ProFund				UltraSmall-Cap ProFund
	Six Months Ended January 31, 2025 (unaudited)		Year Ended July 31, 2024		Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$48,407		$167,789		$308,205	$352,606
Net realized gains (losses) on investments	(500,801)		(943,709)		(5,098,125)	9,924,674
Change in unrealized appreciation/depreciation on investments	55,102		258,532		(62,920)	2,008,111
Change in net assets resulting from operations	(397,292)		(517,388)		(4,852,840)	12,285,391
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(148,295)		(168,696)		(574,107)	(374,677)
Service Class	(4,556)		(4,993)		(2,259)	(640)
Change in net assets resulting from distributions	(152,851)		(173,689)		(576,366)	(375,317)
Change in net assets resulting from capital transactions	(37,794)		(1,514,087)		(1,531,413)	(4,158,006)
Change in net assets	(587,937)		(2,205,164)		(6,960,619)	7,752,068
NET ASSETS:
Beginning of period	2,924,416		5,129,580		58,279,114	50,527,046
End of period	$2,336,479		$2,924,416		$51,318,495	$58,279,114
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$36,752,998		$107,507,177		$166,378,294	$309,814,049
Distributions reinvested	138,104		162,261		567,592	363,176
Value of shares redeemed	(36,964,972)		(109,204,075)		(168,400,746)	(314,693,966)
Service Class
Proceeds from shares issued	586,884		1,069,130		3,947,414	9,274,183
Distributions reinvested	4,556		4,986		2,259	640
Value of shares redeemed	(555,364)		(1,053,566)		(4,026,226)	(8,916,088)
Change in net assets resulting from capital transactions	$(37,794)		$(1,514,087)		$(1,531,413)	$(4,158,006)
SHARE TRANSACTIONS:
Investor Class
Issued	778,845	(b)	1,620,433	(b)	2,346,470	5,592,526
Reinvested	2,987	(b)	2,802	(b)	8,491	5,752
Redeemed	(790,350	)(b)	(1,641,758	)(b)	(2,429,260)	(5,605,017)
Service Class
Issued	13,816	(b)	18,060	(b)	73,594	203,146
Reinvested	109	(b)	95	(b)	43	13
Redeemed	(13,136	)(b)	(17,757	)(b)	(74,283)	(197,106)
Change in shares	(7,729)		(18,125)		(74,945)	(686)

See accompanying notes to the financial statements.

240 :: Statements of Changes in Net Assets :: For the Periods Indicated

	U.S. Government Plus ProFund		Utilities UltraSector ProFund
	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$142,130	$263,212	$269,439	$159,223
Net realized gains (losses) on investments	(522,163)	(1,546,613)	2,439,808	(368,462)
Change in unrealized appreciation/depreciation on investments	(261,621)	485,826	(830,126)	2,007,312
Change in net assets resulting from operations	(641,654)	(797,575)	1,879,121	1,798,073
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(123,805)	(238,218)	(364,216)	(105,818)
Service Class	(18,354)	(24,982)	—	(436)
Change in net assets resulting from distributions	(142,159)	(263,200)	(364,216)	(106,254)
Change in net assets resulting from capital transactions	(9,460,261)	6,992,576	(29,168,734)	29,078,636
Change in net assets	(10,244,074)	5,931,801	(27,653,829)	30,770,455
NET ASSETS:
Beginning of period	14,528,157	8,596,356	37,612,019	6,841,564
End of period	$4,284,083	$14,528,157	$9,958,190	$37,612,019
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$186,764,844	$340,631,406	$73,675,085	$73,265,823
Distributions reinvested	122,948	236,084	362,020	105,043
Value of shares redeemed	(195,713,340)	(335,545,382)	(102,973,295)	(44,503,681)
Service Class
Proceeds from shares issued	744,932	30,640,862	6,038,653	6,801,102
Distributions reinvested	18,354	24,980	—	436
Value of shares redeemed	(1,397,999)	(28,995,374)	(6,271,197)	(6,590,087)
Change in net assets resulting from capital transactions	$(9,460,261)	$6,992,576	$(29,168,734)	$29,078,636
SHARE TRANSACTIONS:
Investor Class
Issued	5,275,640	9,574,475	1,013,945	1,241,667
Reinvested	3,457	6,653	5,265	1,948
Redeemed	(5,530,963)	(9,441,464)	(1,448,918)	(788,980)
Service Class
Issued	23,573	935,695	89,698	131,580
Reinvested	573	767	—	9
Redeemed	(45,801)	(884,170)	(93,764)	(127,953)
Change in shares	(273,521)	191,956	(433,774)	458,271

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

Financial Highlights

242 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	In Excess of Net Investment Income	Return of Capital	Total Distributions
Access Flex Bear High Yield ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$29.25	(0.03)	(0.51)	(0.54)	—	—	—	—
Year Ended July 31, 2024	$31.10	0.69	(2.54)	(1.85)	—	—	—	—
Year Ended July 31, 2023	$31.71	0.44	(1.05)	(0.61)	—	—	—	—
Year Ended July 31, 2022	$29.93	(0.43)	2.21	1.78	—	—	—	—
Nine Months Ended July 31, 2021	$33.20	(0.41)	(2.86)	(3.27)	—	—	—	—
Year Ended October 31, 2020	$33.78	(0.53)	(0.05)	(0.58)	—	—	—	—
Year Ended October 31, 2019	$37.85	(0.21)	(3.86)	(4.07)	—	—	—	—
Service Class
Six Months Ended January 31, 2025 (unaudited)	$24.40	(0.15)	(0.44)	(0.59)	—	—	—	—
Year Ended July 31, 2024	$26.19	0.43	(2.22)	(1.79)	—	—	—	—
Year Ended July 31, 2023	$26.94	0.16	(0.91)	(0.75)	—	—	—	—
Year Ended July 31, 2022	$25.68	(0.69)	1.95	1.26	—	—	—	—
Nine Months Ended July 31, 2021	$28.71	(0.61)	(2.42)	(3.03)	—	—	—	—
Year Ended October 31, 2020	$29.49	(0.82)	0.04	(0.78)	—	—	—	—
Year Ended October 31, 2019	$33.40	(0.53)	(3.38)	(3.91)	—	—	—	—
Access Flex High Yield ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$30.44	0.38	0.56 (e)	0.94	(0.38)	(0.84)	—	(1.22)
Year Ended July 31, 2024	$30.05	0.84	2.13	2.97	(0.84)	(1.74)	—	(2.58)
Year Ended July 31, 2023	$29.88	0.53	0.84	1.37	(0.53)	(0.67)	—	(1.20)
Year Ended July 31, 2022	$32.91	(0.25)	(2.65)	(2.90)	—	(0.13)	—	(0.13)
Nine Months Ended July 31, 2021	$31.65	(0.34)	2.41	2.07	—	(0.81)	—	(0.81)
Year Ended October 31, 2020	$34.28	(0.39)	(0.98)	(1.37)	—	(1.14)	(0.12)	(1.26)
Year Ended October 31, 2019	$32.40	0.06	3.20	3.26	(0.06)	(1.32)	—	(1.38)
Service Class
Six Months Ended January 31, 2025 (unaudited)	$30.38	0.23	0.51 (e)	0.74	(0.23)	(0.66)	—	(0.89)
Year Ended July 31, 2024	$29.68	0.54	2.12	2.66	(0.54)	(1.42)	—	(1.96)
Year Ended July 31, 2023	$29.31	0.24	0.86	1.10	(0.24)	(0.49)	—	(0.73)
Year Ended July 31, 2022	$32.53	(0.56)	(2.61)	(3.17)	—	(0.05)	—	(0.05)
Nine Months Ended July 31, 2021	$31.33	(0.59)	2.40	1.81	—	(0.61)	—	(0.61)
Year Ended October 31, 2020	$33.80	(0.71)	(0.96)	(1.67)	—	(0.72)	(0.08)	(0.80)
Year Ended October 31, 2019	$32.03	(0.27)	3.15	2.88	—	(1.11)	—	(1.11)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)
Access Flex Bear High Yield ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$28.71	(1.85)%	7.84%	1.78%	(0.18)%	$499	—
Year Ended July 31, 2024	$29.25	(5.95)%	3.80%	1.78%	2.24%	$375	—
Year Ended July 31, 2023	$31.10	(1.92)%	2.53%	1.78%	1.38%	$2,355	—
Year Ended July 31, 2022	$31.71	5.95%	3.15%	1.78%	(1.36)%	$2,189	—
Nine Months Ended July 31, 2021	$29.93	(9.80)%	9.92%	1.78%	(1.78)%	$445	—
Year Ended October 31, 2020	$33.20	(1.72)%	5.56%	1.78%	(1.56)%	$845	—
Year Ended October 31, 2019	$33.78	(10.75)%	5.99%	1.78%	(0.60)%	$807	—
Service Class
Six Months Ended January 31, 2025 (unaudited)	$23.81	(2.34)%	8.84%	2.78%	(1.18)%	$9	—
Year Ended July 31, 2024	$24.40	(6.91)%	4.80%	2.78%	1.24%	$18	—
Year Ended July 31, 2023	$26.19	(2.78)%	3.53%	2.78%	0.38%	$18	—
Year Ended July 31, 2022	$26.94	4.86%	4.15%	2.78%	(2.36)%	$28	—
Nine Months Ended July 31, 2021	$25.68	(10.45)%	10.92%	2.78%	(2.78)%	$11	—
Year Ended October 31, 2020	$28.71	(2.64)%	6.56%	2.78%	(2.56)%	$14	—
Year Ended October 31, 2019	$29.49	(11.70)%	6.99%	2.78%	(1.60)%	$33	—
Access Flex High Yield ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$30.16	3.10%	1.80%	1.78%	2.47%	$8,705	704%
Year Ended July 31, 2024	$30.44	10.52%	1.91%	1.78%	2.79%	$9,054	1,214%
Year Ended July 31, 2023	$30.05	4.86%	1.80%	1.78%	1.78%	$26,902	1,510%
Year Ended July 31, 2022	$29.88	(8.85)%	1.78%	1.78%	(0.81)%	$9,819	1,259%
Nine Months Ended July 31, 2021	$32.91	6.63%	1.97%	1.78%	(1.39)%	$13,252	944%
Year Ended October 31, 2020	$31.65	(4.05)%	2.07%	1.88%	(1.17)%	$17,557	1,534%
Year Ended October 31, 2019	$34.28	10.26%	1.90%	1.90%	0.19%	$19,823	1,362%
Service Class
Six Months Ended January 31, 2025 (unaudited)	$30.23	2.45%	2.80%	2.78%	1.47%	$2,748	704%
Year Ended July 31, 2024	$30.38	9.42%	2.91%	2.78%	1.79%	$2,203	1,214%
Year Ended July 31, 2023	$29.68	3.85%	2.80%	2.78%	0.78%	$2,229	1,510%
Year Ended July 31, 2022	$29.31	(9.77)%	2.78%	2.78%	(1.81)%	$3,259	1,259%
Nine Months Ended July 31, 2021	$32.53	5.81%	2.97%	2.78%	(2.39)%	$3,527	944%
Year Ended October 31, 2020	$31.33	(4.98)%	3.07%	2.88%	(2.17)%	$2,806	1,534%
Year Ended October 31, 2019	$33.80	9.12%	2.90%	2.90%	(0.81)%	$4,820	1,362%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 243

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
Banks UltraSector ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$58.68	0.47	6.76	7.23	(0.45)	(0.45)	$65.46
Year Ended July 31, 2024	$41.90	0.83	16.72	17.55	(0.77)	(0.77)	$58.68
Year Ended July 31, 2023	$45.34	0.54	(3.86)	(3.32)	(0.12)	(0.12)	$41.90
Year Ended July 31, 2022	$56.72	0.08	(11.46)	(11.38)	—	—	$45.34
Year Ended July 31, 2021	$28.48	0.23	28.01	28.24	—	—	$56.72
Year Ended July 31, 2020	$50.38	0.47	(22.14)	(21.67)	(0.23)	(0.23)	$28.48
Service Class
Six Months Ended January 31, 2025 (unaudited)	$53.03	0.19	6.07	6.26	(0.16)	(0.16)	$59.13
Year Ended July 31, 2024	$37.76	0.44	14.95	15.39	(0.12)	(0.12)	$53.03
Year Ended July 31, 2023	$41.14	0.18	(3.56)	(3.38)	—	—	$37.76
Year Ended July 31, 2022	$51.99	(0.48)	(10.37)	(10.85)	—	—	$41.14
Year Ended July 31, 2021	$26.38	(0.19)	25.80	25.61	—	—	$51.99
Year Ended July 31, 2020	$46.98	0.13	(20.73)	(20.60)	—	—	$26.38
Bear ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$12.19	0.17	(0.94)	(0.77)	(0.81)	(0.81)	$10.61
Year Ended July 31, 2024	$14.61	0.47	(2.12)	(1.65)	(0.77)	(0.77)	$12.19
Year Ended July 31, 2023	$16.01	0.32	(1.72)	(1.40)	—	—	$14.61
Year Ended July 31, 2022	$16.01	(0.18)	0.18	— (g)	—	—	$16.01
Year Ended July 31, 2021	$22.67	(0.33)	(6.32)	(6.65)	(0.01)	(0.01)	$16.01
Year Ended July 31, 2020	$28.37	(0.25)	(5.38)	(5.63)	(0.07)	(0.07)	$22.67
Service Class
Six Months Ended January 31, 2025 (unaudited)	$10.92	0.12	(0.86)	(0.74)	(0.68)	(0.68)	$9.50
Year Ended July 31, 2024	$13.06	0.34	(1.94)	(1.60)	(0.54)	(0.54)	$10.92
Year Ended July 31, 2023	$14.42	0.17	(1.53)	(1.36)	—	—	$13.06
Year Ended July 31, 2022	$14.56	(0.33)	0.19	(0.14)	—	—	$14.42
Year Ended July 31, 2021	$20.82	(0.51)	(5.75)	(6.26)	—	—	$14.56
Year Ended July 31, 2020	$26.23	(0.50)	(4.91)	(5.41)	—	—	$20.82

			Ratios to Average Net Assets				Supplemental Data
	Total Return(b)		Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)		Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)
Banks UltraSector ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	12.39	%(e)	1.61%	1.61%	1.52%		$25,113	64%
Year Ended July 31, 2024	42.30%		1.89%	1.88%	1.93%		$11,464	163%
Year Ended July 31, 2023	(7.34)%		1.94%	1.94%	1.35%		$11,023	150%
Year Ended July 31, 2022	(20.05)%		1.71%	1.71%	0.13%		$7,788	73%
Year Ended July 31, 2021	99.16%		1.53%	1.53%	0.43%		$122,655	144%
Year Ended July 31, 2020	(43.26)%		1.72%	1.72%	1.00%		$7,348	260%
Service Class
Six Months Ended January 31, 2025 (unaudited)	11.84	%(e)	2.61%	2.61%	0.52%		$808	64%
Year Ended July 31, 2024	40.84%		2.89%	2.88%	0.93%		$701	163%
Year Ended July 31, 2023	(8.24)%		2.94%	2.94%	0.35%		$570	150%
Year Ended July 31, 2022	(20.85)%		2.71%	2.71%	(0.87)%		$452	73%
Year Ended July 31, 2021	97.08%		2.53%	2.53%	(0.57)%		$925	144%
Year Ended July 31, 2020	(43.34)%		2.72%	2.72%	—	%(f)	$300	260%
Bear ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	(6.49)%		2.45%	1.78%	2.87%		$4,612	—
Year Ended July 31, 2024	(11.81)%		2.19%	1.86%	3.44%		$4,625	—
Year Ended July 31, 2023	(8.74)%		1.86%	1.86%	1.95%		$6,178	—
Year Ended July 31, 2022	—	%(f)	1.64%	1.64%	(1.13)%		$12,126	—
Year Ended July 31, 2021	(29.33)%		1.74%	1.74%	(1.73)%		$9,799	—
Year Ended July 31, 2020	(19.87)%		1.86%	1.86%	(0.95)%		$15,698	—
Service Class
Six Months Ended January 31, 2025 (unaudited)	(6.93)%		3.45%	2.78%	1.87%		$352	—
Year Ended July 31, 2024	(12.69)%		3.19%	2.86%	2.44%		$456	—
Year Ended July 31, 2023	(9.43)%		2.86%	2.86%	0.95%		$580	—
Year Ended July 31, 2022	(0.96)%		2.64%	2.64%	(2.13)%		$564	—
Year Ended July 31, 2021	(30.07)%		2.74%	2.74%	(2.73)%		$789	—
Year Ended July 31, 2020	(20.63)%		2.86%	2.86%	(1.95)%		$677	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e)  During the six months ended January 31, 2025, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.20%.

(f)  Amount is less than 0.005%.

(g)  Amount is less than $0.005.
See accompanying notes to the financial statements.

244 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Biotechnology UltraSector ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$69.26	(0.08)	(8.66)	(8.74)	(0.10)	(13.04)	(13.14)
Year Ended July 31, 2024	$62.67	0.15	10.57	10.72	—	(4.13)	(4.13)
Year Ended July 31, 2023	$56.74	0.07	5.86	5.93	—	—	—
Year Ended July 31, 2022	$85.26	(0.24)	(15.49)	(15.73)	—	(12.79)	(12.79)
Year Ended July 31, 2021	$72.23	(0.27)	21.37	21.10	—	(8.07)	(8.07)
Year Ended July 31, 2020	$51.90	(0.06)	22.42	22.36	—	(2.03)	(2.03)
Service Class
Six Months Ended January 31, 2025 (unaudited)	$43.49	(0.27)	(5.47)	(5.74)	—	(13.04)	(13.04)
Year Ended July 31, 2024	$41.36	(0.23)	6.49	6.26	—	(4.13)	(4.13)
Year Ended July 31, 2023	$37.83	(0.32)	3.85	3.53	—	—	—
Year Ended July 31, 2022	$61.86	(0.71)	(10.53)	(11.24)	—	(12.79)	(12.79)
Year Ended July 31, 2021	$55.00	(0.80)	15.73	14.93	—	(8.07)	(8.07)
Year Ended July 31, 2020	$40.29	(0.52)	17.26	16.74	—	(2.03)	(2.03)
Bull ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$68.68	0.27	5.93	6.20	—	(0.45)	(0.45)
Year Ended July 31, 2024	$58.06	0.60	10.99	11.59	(0.57)	(0.40)	(0.97)
Year Ended July 31, 2023	$52.89	0.39	5.26	5.65	—	(0.48)	(0.48)
Year Ended July 31, 2022	$61.91	(0.27)	(3.27)	(3.54)	—	(5.48)	(5.48)
Year Ended July 31, 2021	$48.91	(0.24)	16.31	16.07	(0.16)	(2.91)	(3.07)
Year Ended July 31, 2020(f)	$45.33	(0.01)	4.39	4.38	(0.18)	(0.62)	(0.80)
Service Class
Six Months Ended January 31, 2025 (unaudited)	$52.29	— (g)	4.44	4.44	—	(0.45)	(0.45)
Year Ended July 31, 2024	$44.56	0.13	8.25	8.38	(0.25)	(0.40)	(0.65)
Year Ended July 31, 2023	$41.09	(0.01)	3.96	3.95	—	(0.48)	(0.48)
Year Ended July 31, 2022	$49.77	(0.72)	(2.48)	(3.20)	—	(5.48)	(5.48)
Year Ended July 31, 2021	$40.09	(0.68)	13.27	12.59	—	(2.91)	(2.91)
Year Ended July 31, 2020(f)	$37.50	(0.38)	3.59	3.21	—	(0.62)	(0.62)

				Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)		Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)
Biotechnology UltraSector ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$47.38	(12.29)%		1.51%	1.51%	(0.26)%	$82,741	23%
Year Ended July 31, 2024	$69.26	18.79	%(e)	1.53%	1.52%	0.25%	$106,026	196%
Year Ended July 31, 2023	$62.67	10.43%		1.54%	1.54%	0.11%	$114,581	91%
Year Ended July 31, 2022	$56.74	(20.96)%		1.49%	1.49%	(0.37)%	$119,791	28%
Year Ended July 31, 2021	$85.26	32.02%		1.55%	1.55%	(0.37)%	$168,280	62%
Year Ended July 31, 2020	$72.23	43.62%		1.61%	1.61%	(0.10)%	$188,065	52%
Service Class
Six Months Ended January 31, 2025 (unaudited)	$24.71	(12.73)%		2.50%	2.50%	(1.25)%	$2,233	23%
Year Ended July 31, 2024	$43.49	17.61	%(e)	2.53%	2.52%	(0.75)%	$2,788	196%
Year Ended July 31, 2023	$41.36	9.30%		2.54%	2.54%	(0.89)%	$2,985	91%
Year Ended July 31, 2022	$37.83	(21.75)%		2.49%	2.49%	(1.37)%	$3,734	28%
Year Ended July 31, 2021	$61.86	30.74%		2.54%	2.54%	(1.36)%	$5,358	62%
Year Ended July 31, 2020	$55.00	42.20%		2.60%	2.60%	(1.09)%	$5,999	52%
Bull ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$74.43	9.04%		1.41%	1.41%	0.77%	$51,598	95%
Year Ended July 31, 2024	$68.68	19.97%		1.53%	1.53%	1.02%	$44,497	113%
Year Ended July 31, 2023	$58.06	10.86%		1.58%	1.58%	0.80%	$41,714	112%
Year Ended July 31, 2022	$52.89	(6.39)%		1.50%	1.50%	(0.49)%	$33,168	58%
Year Ended July 31, 2021	$61.91	34.03%		1.55%	1.55%	(0.45)%	$56,064	15%
Year Ended July 31, 2020(f)	$48.91	9.68%		1.63%	1.63%	(0.01)%	$72,210	84%
Service Class
Six Months Ended January 31, 2025 (unaudited)	$56.28	8.50%		2.40%	2.40%	(0.22)%	$5,734	95%
Year Ended July 31, 2024	$52.29	18.80%		2.53%	2.53%	0.02%	$6,734	113%
Year Ended July 31, 2023	$44.56	9.81%		2.58%	2.58%	(0.20)%	$11,462	112%
Year Ended July 31, 2022	$41.09	(7.32)%		2.50%	2.50%	(1.49)%	$10,669	58%
Year Ended July 31, 2021	$49.77	32.73%		2.55%	2.55%	(1.45)%	$7,148	15%
Year Ended July 31, 2020(f)	$40.09	8.57%		2.63%	2.63%	(1.01)%	$5,327	84%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e)  During the year ended July 31, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.09%.

(f)  As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.

(g)  Amount is less than $0.005.

See accompanying notes to the financial statements.

Financial Highlights :: 245

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments		Total Distributions
Communication Services UltraSector ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)(e)	$39.88	0.07	11.05	11.12	(0.04)	—	(f)	(0.04)
Year Ended July 31, 2024(e)	$29.83	0.10	9.95	10.05	—	—		—
Year Ended July 31, 2023(e)	$23.34	(0.01)	6.50	6.49	—	—		—
Year Ended July 31, 2022(e)	$43.18	(0.36)	(19.19)	(19.55)	—	(0.29	)(g)	(0.29)
Year Ended July 31, 2021(e)	$26.17	(0.40)	17.41	17.01	—	—		—
Year Ended July 31, 2020(e)	$23.21	(0.25)	3.93	3.68	(0.72)	—		(0.72)
Service Class
Six Months Ended January 31, 2025 (unaudited)(e)	$31.44	(0.11)	8.66	8.55	—	—	(f)	— (f)
Year Ended July 31, 2024(e)	$23.75	(0.16)	7.85	7.69	—	—		—
Year Ended July 31, 2023(e)	$18.76	(0.20)	5.19	4.99	—	—		—
Year Ended July 31, 2022(e)	$35.13	(0.65)	(15.43)	(16.08)	—	(0.29	)(g)	(0.29)
Year Ended July 31, 2021(e)	$21.49	(0.68)	14.32	13.64	—	—		—
Year Ended July 31, 2020(e)	$19.13	(0.44)	3.25	2.81	(0.45)	—		(0.45)
Consumer Discretionary UltraSector ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$58.11	0.02	20.09	20.11	(0.06)	—		(0.06)
Year Ended July 31, 2024	$54.21	0.11	3.79	3.90	—	—		—
Year Ended July 31, 2023	$45.84	0.02	8.35	8.37	—	—		—
Year Ended July 31, 2022	$72.77	(0.53)	(20.66)	(21.19)	—	(5.74)		(5.74)
Year Ended July 31, 2021	$54.08	(0.64)	21.74	21.10	—	(2.41)		(2.41)
Year Ended July 31, 2020(i)	$46.43	(0.24)	7.89	7.65	—	—		—
Service Class
Six Months Ended January 31, 2025 (unaudited)	$46.37	(0.25)	16.00	15.75	—	—		—
Year Ended July 31, 2024	$43.69	(0.31)	2.99	2.68	—	—		—
Year Ended July 31, 2023	$37.32	(0.34)	6.71	6.37	—	—		—
Year Ended July 31, 2022	$60.86	(1.04)	(16.76)	(17.80)	—	(5.74)		(5.74)
Year Ended July 31, 2021	$45.99	(1.19)	18.47	17.28	—	(2.41)		(2.41)
Year Ended July 31, 2020(i)	$39.89	(0.63)	6.73	6.10	—	—		—

			Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)		Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)
Communication Services UltraSector ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)(e)	$50.96	27.88%	1.67%	1.67%		0.30%	$36,519	55%
Year Ended July 31, 2024(e)	$39.88	33.72%	1.94%	1.78%		0.29%	$9,077	132%
Year Ended July 31, 2023(e)	$29.83	27.80%	2.22%	1.78%		(0.03)%	$6,164	107%
Year Ended July 31, 2022(e)	$23.34	(45.54)%	1.94%	1.78%		(1.04)%	$4,623	63%
Year Ended July 31, 2021(e)	$43.18	65.05%	1.91%	1.82%		(1.17)%	$11,327	138%
Year Ended July 31, 2020(e)	$26.17	16.07%	2.37%	2.11	%(h)	(1.08)%	$5,587	82%
Service Class
Six Months Ended January 31, 2025 (unaudited)(e)	$39.99	27.20%	2.67%	2.67%		(0.70)%	$564	55%
Year Ended July 31, 2024(e)	$31.44	32.38%	2.94%	2.78%		(0.71)%	$424	132%
Year Ended July 31, 2023(e)	$23.75	26.58%	3.22%	2.78%		(1.03)%	$687	107%
Year Ended July 31, 2022(e)	$18.76	(46.09)%	2.94%	2.78%		(2.04)%	$106	63%
Year Ended July 31, 2021(e)	$35.13	63.43%	2.91%	2.82%		(2.17)%	$205	138%
Year Ended July 31, 2020(e)	$21.49	14.89%	3.37%	3.11	%(h)	(2.08)%	$153	82%
Consumer Discretionary UltraSector ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$78.16	34.61%	1.65%	1.65%		0.05%	$57,148	107%
Year Ended July 31, 2024	$58.11	7.19%	1.59%	1.59%		0.21%	$50,497	173%
Year Ended July 31, 2023	$54.21	18.23%	1.63%	1.63%		0.04%	$55,834	83%
Year Ended July 31, 2022	$45.84	(31.68)%	1.54%	1.54%		(0.86)%	$30,510	31%
Year Ended July 31, 2021	$72.77	39.66%	1.56%	1.56%		(0.97)%	$76,287	130%
Year Ended July 31, 2020(i)	$54.08	16.47%	1.67%	1.67%		(0.53)%	$44,827	80%
Service Class
Six Months Ended January 31, 2025 (unaudited)	$62.12	33.99%	2.65%	2.65%		(0.95)%	$1,145	107%
Year Ended July 31, 2024	$46.37	6.11%	2.59%	2.59%		(0.79)%	$594	173%
Year Ended July 31, 2023	$43.69	17.07%	2.63%	2.63%		(0.96)%	$1,125	83%
Year Ended July 31, 2022	$37.32	(32.37)%	2.54%	2.54%		(1.86)%	$615	31%
Year Ended July 31, 2021	$60.86	38.29%	2.56%	2.56%		(1.97)%	$1,594	130%
Year Ended July 31, 2020(i)	$45.99	15.30%	2.67%	2.67%		(1.53)%	$1,595	80%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e)  As described in Note 9, share amounts have been adjusted for 4:1 share split that occurred on October 14, 2024.

(f)  Amount is less than $0.005.

(g)  Subsequent to the issuance of the July 31, 2022 financial statements, $0.03 of the distribution was determined to be a return of capital.

(h)  The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end.

(i)  As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.

See accompanying notes to the financial statements.

246 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Consumer Staples UltraSector ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$74.21	0.47	0.64	1.11	(1.15)	—	(1.15)
Year Ended July 31, 2024	$73.06	1.15	1.06	2.21	(1.06)	—	(1.06)
Year Ended July 31, 2023	$83.25	0.70	(10.89)	(10.19)	—	—	—
Year Ended July 31, 2022	$91.85	(0.44)	(3.77)	(4.21)	—	(4.39)	(4.39)
Year Ended July 31, 2021(e)	$59.24	(0.31)	32.92	32.61	—	—	—
Year Ended July 31, 2020(e)	$53.09	0.23	7.52	7.75	—	(1.60)	(1.60)
Service Class
Six Months Ended January 31, 2025 (unaudited)	$64.30	0.13	0.50	0.63	(0.43)	—	(0.43)
Year Ended July 31, 2024	$63.32	0.55	0.77	1.32	(0.34)	—	(0.34)
Year Ended July 31, 2023	$72.87	0.08	(9.63)	(9.55)	—	—	—
Year Ended July 31, 2022	$81.66	(1.27)	(3.13)	(4.40)	—	(4.39)	(4.39)
Year Ended July 31, 2021(e)	$53.19	(1.01)	29.48	28.47	—	—	—
Year Ended July 31, 2020(e)	$48.29	(0.25)	6.75	6.50	—	(1.60)	(1.60)
Energy UltraSector ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$46.17	0.43	(4.73)	(4.30)	(1.26)	—	(1.26)
Year Ended July 31, 2024	$42.69	0.93	2.90 (f)	3.83	(0.35)	—	(0.35)
Year Ended July 31, 2023	$38.26	0.87	4.76	5.63	(0.77)	(0.43)	(1.20)
Year Ended July 31, 2022	$19.35	0.44	18.84	19.28	(0.37)	—	(0.37)
Year Ended July 31, 2021	$11.97	0.23	7.38	7.61	(0.23)	—	(0.23)
Year Ended July 31, 2020	$29.28	0.29	(17.22)	(16.93)	(0.38)	—	(0.38)
Service Class
Six Months Ended January 31, 2025 (unaudited)	$39.14	0.25	(4.07)	(3.82)	(0.86)	—	(0.86)
Year Ended July 31, 2024	$36.24	0.56	2.34 (f)	2.90	—	—	—
Year Ended July 31, 2023	$32.52	0.52	3.89	4.41	(0.26)	(0.43)	(0.69)
Year Ended July 31, 2022	$16.49	0.18	16.02	16.20	(0.17)	—	(0.17)
Year Ended July 31, 2021	$10.27	0.09	6.27	6.36	(0.14)	—	(0.14)
Year Ended July 31, 2020	$25.07	0.14	(14.88)	(14.74)	(0.06)	—	(0.06)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)
Consumer Staples UltraSector ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$74.17	1.50%	2.44%	1.78%	1.20%	$3,159	151%
Year Ended July 31, 2024	$74.21	3.20%	2.51%	1.78%	1.68%	$3,209	173%
Year Ended July 31, 2023	$73.06	(12.25)%	2.41%	1.78%	0.98%	$3,518	173%
Year Ended July 31, 2022	$83.25	(5.34)%	1.88%	1.78%	(0.48)%	$3,965	142%
Year Ended July 31, 2021(e)	$91.85	55.06%	1.88%	1.78%	(0.40)%	$4,950	209%
Year Ended July 31, 2020(e)	$59.24	14.68%	2.08%	1.78%	0.44%	$7,596	162%
Service Class
Six Months Ended January 31, 2025 (unaudited)	$64.50	1.00%	3.43%	2.77%	0.21%	$153	151%
Year Ended July 31, 2024	$64.30	2.15%	3.50%	2.77%	0.69%	$152	173%
Year Ended July 31, 2023	$63.32	(13.12)%	3.40%	2.77%	(0.01)%	$293	173%
Year Ended July 31, 2022	$72.87	(6.25)%	2.88%	2.78%	(1.48)%	$241	142%
Year Ended July 31, 2021(e)	$81.66	53.53%	2.88%	2.78%	(1.40)%	$441	209%
Year Ended July 31, 2020(e)	$53.19	13.53%	3.08%	2.78%	(0.56)%	$457	162%
Energy UltraSector ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$40.61	(9.23)%	1.63%	1.63%	1.98%	$17,094	13%
Year Ended July 31, 2024	$46.17	9.09%	1.58%	1.57%	2.17%	$23,691	158%
Year Ended July 31, 2023	$42.69	14.73%	1.58%	1.58%	2.13%	$32,584	208%
Year Ended July 31, 2022	$38.26	100.88%	1.51%	1.51%	1.47%	$42,754	117%
Year Ended July 31, 2021	$19.35	64.47%	1.64%	1.64%	1.36%	$29,753	239%
Year Ended July 31, 2020	$11.97	(58.57)%	1.87%	1.87%	1.61%	$11,544	40%
Service Class
Six Months Ended January 31, 2025 (unaudited)	$34.46	(9.70)%	2.63%	2.63%	0.98%	$711	13%
Year Ended July 31, 2024	$39.14	8.00%	2.58%	2.57%	1.17%	$1,190	158%
Year Ended July 31, 2023	$36.24	13.56%	2.58%	2.58%	1.13%	$1,164	208%
Year Ended July 31, 2022	$32.52	98.87%	2.51%	2.51%	0.47%	$2,284	117%
Year Ended July 31, 2021	$16.49	62.71%	2.64%	2.64%	0.36%	$1,395	239%
Year Ended July 31, 2020	$10.27	(58.92)%	2.87%	2.87%	0.61%	$626	40%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e)  As described in Note 9, share amounts have been adjusted for 2:1 share split that occurred on December 14, 2020.

(f)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 247

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
Europe 30 ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$15.90	0.15	0.21	0.36	—	—	$16.26
Year Ended July 31, 2024	$13.91	0.35	1.87	2.22	(0.23)	(0.23)	$15.90
Year Ended July 31, 2023	$12.98	0.28	1.12	1.40	(0.47)	(0.47)	$13.91
Year Ended July 31, 2022	$13.97	0.23	(1.10)	(0.87)	(0.12)	(0.12)	$12.98
Year Ended July 31, 2021	$10.91	0.13	3.23	3.36	(0.30)	(0.30)	$13.97
Year Ended July 31, 2020	$12.56	0.16	(1.70)	(1.54)	(0.11)	(0.11)	$10.91
Service Class
Six Months Ended January 31, 2025 (unaudited)	$17.39	0.06	0.24	0.30	—	—	$17.69
Year Ended July 31, 2024	$15.22	0.18	2.07	2.25	(0.08)	(0.08)	$17.39
Year Ended July 31, 2023	$14.05	0.14	1.22	1.36	(0.19)	(0.19)	$15.22
Year Ended July 31, 2022	$15.25	0.08	(1.16)	(1.08)	(0.12)	(0.12)	$14.05
Year Ended July 31, 2021	$11.90	(0.01)	3.54	3.53	(0.18)	(0.18)	$15.25
Year Ended July 31, 2020	$13.74	0.03	(1.87)	(1.84)	—	—	$11.90
Falling U.S. Dollar ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$13.90	0.20	(0.71)	(0.51)	(0.65)	(0.65)	$12.74
Year Ended July 31, 2024	$14.36	0.48	(0.58)	(0.10)	(0.36)	(0.36)	$13.90
Year Ended July 31, 2023	$13.81	0.33	0.22	0.55	—	—	$14.36
Year Ended July 31, 2022	$16.23	(0.23)	(2.19)	(2.42)	—	—	$13.81
Year Ended July 31, 2021	$16.41	(0.29)	0.11	(0.18)	—	—	$16.23
Year Ended July 31, 2020	$15.97	(0.12)	0.56	0.44	—	—	$16.41
Service Class
Six Months Ended January 31, 2025 (unaudited)	$12.34	0.14	(0.65)	(0.51)	(0.29)	(0.29)	$11.54
Year Ended July 31, 2024	$12.76	0.36	(0.52)	(0.16)	(0.26)	(0.26)	$12.34
Year Ended July 31, 2023	$12.44	0.21	0.11	0.32	—	—	$12.76
Year Ended July 31, 2022	$14.71	(0.37)	(1.90)	(2.27)	—	—	$12.44
Year Ended July 31, 2021	$15.05	(0.44)	0.10	(0.34)	—	—	$14.71
Year Ended July 31, 2020	$14.81	(0.27)	0.51	0.24	—	—	$15.05

		Ratios to Average Net Assets			Supplemental Data
	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)
Europe 30 ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	2.26%	2.51%	1.78%	1.86%	$1,497	286%
Year Ended July 31, 2024	15.96%	2.93%	1.78%	2.31%	$3,733	804%
Year Ended July 31, 2023	10.95%	2.85%	1.78%	2.12%	$4,431	716%
Year Ended July 31, 2022	(6.25)%	2.32%	1.78%	1.68%	$4,540	954%
Year Ended July 31, 2021	31.39%	2.15%	1.78%	1.03%	$3,190	522%
Year Ended July 31, 2020	(12.42)%	2.20%	1.78%	1.35%	$4,306	1,122%
Service Class
Six Months Ended January 31, 2025 (unaudited)	1.73%	3.51%	2.78%	0.86%	$380	286%
Year Ended July 31, 2024	14.77%	3.93%	2.78%	1.31%	$481	804%
Year Ended July 31, 2023	9.82%	3.85%	2.78%	1.12%	$207	716%
Year Ended July 31, 2022	(7.11)%	3.32%	2.78%	0.68%	$187	954%
Year Ended July 31, 2021	30.05%	3.15%	2.78%	0.03%	$212	522%
Year Ended July 31, 2020	(13.46)%	3.20%	2.78%	0.35%	$159	1,122%
Falling U.S. Dollar ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	(3.67)%	6.06%	1.78%	2.94%	$897	—
Year Ended July 31, 2024	(0.75)%	5.52%	1.78%	3.45%	$1,139	—
Year Ended July 31, 2023	3.91%	4.53%	1.78%	2.37%	$1,422	—
Year Ended July 31, 2022	(14.85)%	4.94%	1.78%	(1.53)%	$750	—
Year Ended July 31, 2021	(1.10)%	3.20%	1.78%	(1.77)%	$1,240	—
Year Ended July 31, 2020	2.76%	5.66%	1.78%	(0.78)%	$1,230	—
Service Class
Six Months Ended January 31, 2025 (unaudited)	(4.13)%	7.06%	2.78%	1.94%	$6	—
Year Ended July 31, 2024	(1.41)%	6.52%	2.78%	2.45%	$8	—
Year Ended July 31, 2023	2.82%	5.53%	2.78%	1.37%	$3	—
Year Ended July 31, 2022	(15.80)%	5.94%	2.78%	(2.53)%	$3	—
Year Ended July 31, 2021	(2.12)%	4.20%	2.78%	(2.77)%	$2	—
Year Ended July 31, 2020	1.82%	6.66%	2.78%	(1.78)%	$2	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

248 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments		Total Distributions
Financials UltraSector ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$37.02	0.14	9.21	9.35	(0.20)	(0.70)		(0.90)
Year Ended July 31, 2024	$27.73	0.23	9.14	9.37	(0.08)	—		(0.08)
Year Ended July 31, 2023	$26.94	0.12	0.67	0.79	—	—		—
Year Ended July 31, 2022	$32.99	(0.13)	(3.52)	(3.65)	—	(2.40	)(f)	(2.40)
Year Ended July 31, 2021	$19.18	(0.11)	13.92	13.81	—	—		—
Year Ended July 31, 2020	$24.82	0.03	(5.21)	(5.18)	(0.46)	—		(0.46)
Service Class
Six Months Ended January 31, 2025 (unaudited)	$29.87	(0.03)	7.40	7.37	—	(0.70)		(0.70)
Year Ended July 31, 2024	$22.56	(0.02)	7.33	7.31	—	—		—
Year Ended July 31, 2023	$22.14	(0.09)	0.51	0.42	—	—		—
Year Ended July 31, 2022	$27.76	(0.40)	(2.82)	(3.22)	—	(2.40	)(f)	(2.40)
Year Ended July 31, 2021	$16.31	(0.33)	11.78	11.45	—	—		—
Year Ended July 31, 2020	$21.11	(0.16)	(4.48)	(4.64)	(0.16)	—		(0.16)
Health Care UltraSector ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$113.18	0.38	(5.05)	(4.67)	(0.81)	—		(0.81)
Year Ended July 31, 2024	$98.82	0.87	13.75	14.62	(0.26)	—		(0.26)
Year Ended July 31, 2023	$99.80	0.46	(1.44)	(0.98)	—	—		—
Year Ended July 31, 2022	$106.01	(0.51)	(5.70)	(6.21)	—	—		—
Year Ended July 31, 2021	$75.52	(0.50)	30.99	30.49	—	—		—
Year Ended July 31, 2020	$61.57	(0.19)	14.17	13.98	(0.03)	—		(0.03)
Service Class
Six Months Ended January 31, 2025 (unaudited)	$89.95	(0.06)	(4.01)	(4.07)	—	—		—
Year Ended July 31, 2024	$79.12	0.05	10.78	10.83	—	—		—
Year Ended July 31, 2023	$80.71	(0.32)	(1.27)	(1.59)	—	—		—
Year Ended July 31, 2022	$86.59	(1.35)	(4.53)	(5.88)	—	—		—
Year Ended July 31, 2021	$62.29	(1.19)	25.49	24.30	—	—		—
Year Ended July 31, 2020	$51.25	(0.73)	11.77	11.04	—	—		—

				Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)		Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)
Financials UltraSector ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$45.47	25.47%		1.69%	1.69%	0.68%	$39,821	91%
Year Ended July 31, 2024	$37.02	33.84%		1.82%	1.80%	0.72%	$33,786	178%
Year Ended July 31, 2023	$27.73	2.89	%(e)	2.18%	1.89%	0.49%	$4,428	68%
Year Ended July 31, 2022	$26.94	(12.30)%		1.73%	1.72%	(0.41)%	$5,211	306%
Year Ended July 31, 2021	$32.99	72.00%		1.79%	1.75%	(0.38)%	$11,499	650%
Year Ended July 31, 2020	$19.18	(21.40)%		1.87%	1.84%	0.13%	$4,239	271%
Service Class
Six Months Ended January 31, 2025 (unaudited)	$36.54	24.86%		2.69%	2.69%	(0.32)%	$766	91%
Year Ended July 31, 2024	$29.87	32.40%		2.82%	2.80%	(0.28)%	$680	178%
Year Ended July 31, 2023	$22.56	1.90	%(e)	3.18%	2.89%	(0.51)%	$335	68%
Year Ended July 31, 2022	$22.14	(13.15)%		2.73%	2.72%	(1.41)%	$535	306%
Year Ended July 31, 2021	$27.76	70.20%		2.79%	2.75%	(1.38)%	$675	650%
Year Ended July 31, 2020	$16.31	(22.20)%		2.87%	2.84%	(0.87)%	$443	271%
Health Care UltraSector ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$107.70	(4.06)%		1.70%	1.70%	0.69%	$16,486	26%
Year Ended July 31, 2024	$113.18	14.83	%(g)	1.69%	1.68%	0.86%	$13,841	55%
Year Ended July 31, 2023	$98.82	(0.99	)%(h)	1.73%	1.73%	0.48%	$13,229	77%
Year Ended July 31, 2022	$99.80	(5.85)%		1.61%	1.61%	(0.50)%	$16,631	110%
Year Ended July 31, 2021	$106.01	40.37%		1.73%	1.73%	(0.59)%	$40,753	226%
Year Ended July 31, 2020	$75.52	22.71%		1.78%	1.78%	(0.28)%	$46,004	201%
Service Class
Six Months Ended January 31, 2025 (unaudited)	$85.88	(4.54)%		2.70%	2.70%	(0.31)%	$846	26%
Year Ended July 31, 2024	$89.95	13.69	%(g)	2.69%	2.68%	(0.14)%	$1,163	55%
Year Ended July 31, 2023	$79.12	(1.98	)%(h)	2.73%	2.73%	(0.52)%	$1,153	77%
Year Ended July 31, 2022	$80.71	(6.79)%		2.61%	2.61%	(1.50)%	$1,075	110%
Year Ended July 31, 2021	$86.59	39.03%		2.71%	2.71%	(1.57)%	$1,213	226%
Year Ended July 31, 2020	$62.29	21.54%		2.74%	2.74%	(1.24)%	$1,180	201%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e)  During the year ended July 31, 2023, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.97%.

(f)  Subsequent to the issuance of the July 31, 2022 financial statements, less than $0.005 of the distribution was determined to be a return of capital.

(g)  During the year ended July 31, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.10%.

(h)  During the year ended July 31, 2023, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.05%.
See accompanying notes to the financial statements.

Financial Highlights :: 249

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Net Realized Gains on Investments	Total Distributions
Industrials UltraSector ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$63.50	0.17	6.47	6.64	(0.89)		(1.20)	(2.09)
Year Ended July 31, 2024	$52.58	0.40	10.52	10.92	—		—	—
Year Ended July 31, 2023	$46.85	0.19	5.54	5.73	—		—	—
Year Ended July 31, 2022	$61.05	(0.40)	(11.73)	(12.13)	(2.07	)(e)	—	(2.07)
Year Ended July 31, 2021	$36.50	(0.44)	24.99	24.55	—		—	—
Year Ended July 31, 2020(f)	$39.16	(0.09)	(2.57)	(2.66)	—		—	—
Service Class
Six Months Ended January 31, 2025 (unaudited)	$52.37	(0.11)	5.30	5.19	(0.33)		(1.20)	(1.53)
Year Ended July 31, 2024	$43.81	(0.06)	8.62	8.56	—		—	—
Year Ended July 31, 2023	$39.45	(0.19)	4.55	4.36	—		—	—
Year Ended July 31, 2022	$52.23	(0.85)	(9.86)	(10.71)	(2.07	)(e)	—	(2.07)
Year Ended July 31, 2021	$31.55	(0.89)	21.57	20.68	—		—	—
Year Ended July 31, 2020(f)	$34.18	(0.42)	(2.21)	(2.63)	—		—	—
Internet UltraSector ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$42.01	(0.06)	20.30	20.24	—		—	—
Year Ended July 31, 2024	$36.15	(0.09)	5.95	5.86	—		—	—
Year Ended July 31, 2023	$28.60	(0.13)	7.68	7.55	—		—	—
Year Ended July 31, 2022	$79.79	(0.68)	(39.88)	(40.56)	—		(10.63)	(10.63)
Year Ended July 31, 2021(h)	$66.20	(0.95)	28.88	27.93	—		(14.34)	(14.34)
Year Ended July 31, 2020(h)	$49.72	(0.46)	17.00	16.54	—		(0.06)	(0.06)
Service Class
Six Months Ended January 31, 2025 (unaudited)	$26.85	(0.22)	12.96	12.74	—		—	—
Year Ended July 31, 2024	$23.34	(0.34)	3.85	3.51	—		—	—
Year Ended July 31, 2023	$18.65	(0.30)	4.99	4.69	—		—	—
Year Ended July 31, 2022	$56.65	(1.05)	(26.32)	(27.37)	—		(10.63)	(10.63)
Year Ended July 31, 2021(h)	$50.74	(1.49)	21.74	20.25	—		(14.34)	(14.34)
Year Ended July 31, 2020(h)	$38.50	(0.83)	13.13	12.30	—		(0.06)	(0.06)

				Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)		Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)
Industrials UltraSector ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$68.05	10.66%		2.07%	1.78%	0.52%	$7,461	164%
Year Ended July 31, 2024	$63.50	20.77%		1.85%	1.78%	0.69%	$6,016	391%
Year Ended July 31, 2023	$52.58	12.21%		2.30%	1.78%	0.42%	$8,515	264%
Year Ended July 31, 2022	$46.85	(20.49)%		1.88%	1.75%	(0.70)%	$3,354	174%
Year Ended July 31, 2021	$61.05	67.26%		1.86%	1.78%	(0.84)%	$19,362	427%
Year Ended July 31, 2020(f)	$36.50	(6.78)%		2.12%	1.87%	(0.23)%	$4,033	57%
Service Class
Six Months Ended January 31, 2025 (unaudited)	$56.03	10.07%		3.07%	2.78%	(0.48)%	$321	164%
Year Ended July 31, 2024	$52.37	19.54%		2.58%	2.78%	(0.31)%	$292	391%
Year Ended July 31, 2023	$43.81	11.05%		3.30%	2.78%	(0.58)%	$244	264%
Year Ended July 31, 2022	$39.45	(21.29)%		2.88%	2.75%	1.70%	$276	174%
Year Ended July 31, 2021	$52.23	65.58%		2.86%	2.78%	(1.84)%	$404	427%
Year Ended July 31, 2020(f)	$31.55	(7.69)%		3.12%	2.87%	(1.23)%	$226	57%
Internet UltraSector ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$62.25	48.18	%(g)	1.47%	1.47%	(0.23)%	$156,406	18%
Year Ended July 31, 2024	$42.01	16.21%		1.50%	1.49%	(0.25)%	$74,779	40%
Year Ended July 31, 2023	$36.15	26.40%		1.55%	1.55%	(0.47)%	$84,071	24%
Year Ended July 31, 2022	$28.60	(57.90)%		1.48%	1.48%	(1.28)%	$76,762	26%
Year Ended July 31, 2021(h)	$79.79	45.51%		1.52%	1.52%	(1.34)%	$224,716	55%
Year Ended July 31, 2020(h)	$66.20	33.31%		1.60%	1.60%	(0.97)%	$206,228	59%
Service Class
Six Months Ended January 31, 2025 (unaudited)	$39.59	47.45	%(g)	2.47%	2.47%	(1.23)%	$5,402	18%
Year Ended July 31, 2024	$26.85	15.04%		2.50%	2.49%	(1.25)%	$3,329	40%
Year Ended July 31, 2023	$23.34	25.15%		2.55%	2.55%	(1.47)%	$4,133	24%
Year Ended July 31, 2022	$18.65	(58.32)%		2.48%	2.48%	(2.28)%	$3,642	26%
Year Ended July 31, 2021(h)	$56.65	44.07%		2.52%	2.52%	(2.34)%	$14,190	55%
Year Ended July 31, 2020(h)	$50.74	32.01%		2.60%	2.60%	(1.97)%	$9,906	59%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e)  Subsequent to the issuance of the July 31, 2022 financial statements, less than $0.005 of the distribution was determined to be a return of capital.

(f)  As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.

(g)  During the six months ended January 31, 2025, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.10%.

(h)  As described in Note 9, share amounts have been adjusted for 2:1 share split that occurred on December 14, 2020.

See accompanying notes to the financial statements.

250 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Large-Cap Growth ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)(e)	$41.13	(0.23)	5.77	5.54	—	—	—
Year Ended July 31, 2024(e)	$33.56	(0.31)	8.41	8.10	—	(0.53)	(0.53)
Year Ended July 31, 2023(e)	$32.29	(0.18)	1.99	1.81	—	(0.54)	(0.54)
Year Ended July 31, 2022(e)	$36.51	(0.30)	(3.53)	(3.83)	—	(0.39)	(0.39)
Year Ended July 31, 2021(e)	$27.97	(0.20)	9.78	9.58	—	(1.04)	(1.04)
Year Ended July 31, 2020(e)	$23.98	(0.08)	5.15	5.07	—	(1.08)	(1.08)
Service Class
Six Months Ended January 31, 2025 (unaudited)(e)	$31.91	(0.40)	4.52	4.12	—	—	—
Year Ended July 31, 2024(e)	$26.41	(0.59)	6.62	6.03	—	(0.53)	(0.53)
Year Ended July 31, 2023(e)	$25.80	(0.41)	1.56	1.15	—	(0.54)	(0.54)
Year Ended July 31, 2022(e)	$29.53	(0.58)	(2.76)	(3.34)	—	(0.39)	(0.39)
Year Ended July 31, 2021(e)	$23.02	(0.46)	8.01	7.55	—	(1.04)	(1.04)
Year Ended July 31, 2020(e)	$20.12	(0.29)	4.27	3.98	—	(1.08)	(1.08)
Large-Cap Value ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$108.03	0.20	3.33	3.53	(1.02)	(1.30)	(2.32)
Year Ended July 31, 2024	$94.45	0.31	13.27	13.58	—	—	—
Year Ended July 31, 2023	$82.34	0.15	12.10	12.25	(0.14)	—	(0.14)
Year Ended July 31, 2022	$84.34	0.38	(1.79)	(1.41)	(0.59)	—	(0.59)
Year Ended July 31, 2021	$63.28	0.47	20.59	21.06	—	—	—
Year Ended July 31, 2020	$66.30	0.64	(3.66)	(3.02)	—	—	—
Service Class
Six Months Ended January 31, 2025 (unaudited)	$92.51	(0.28)	2.85	2.57	—	(1.30)	(1.30)
Year Ended July 31, 2024	$81.71	(0.53)	11.33	10.80	—	—	—
Year Ended July 31, 2023	$71.84	(0.58)	10.45	9.87	—	—	—
Year Ended July 31, 2022	$73.84	(0.36)	(1.64)	(2.00)	—	—	—
Year Ended July 31, 2021	$55.95	(0.19)	18.08	17.89	—	—	—
Year Ended July 31, 2020	$59.23	0.05	(3.33)	(3.28)	—	—	—

				Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)		Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)
Large-Cap Growth ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)(e)	$46.67	13.48%		1.80%	1.77%	(1.05)%	$25,159	240%
Year Ended July 31, 2024(e)	$41.13	24.47%		1.73%	1.73%	(0.86)%	$20,990	1,061%
Year Ended July 31, 2023(e)	$33.56	5.98%		1.82%	1.82%	(0.60)%	$12,856	322%
Year Ended July 31, 2022(e)	$32.29	(10.69	)%(f)	1.57%	1.57%	(0.84)%	$11,048	756%
Year Ended July 31, 2021(e)	$36.51	34.95%		1.59%	1.59%	(0.66)%	$31,409	297%
Year Ended July 31, 2020(e)	$27.97	21.78%		1.69%	1.69%	(0.34)%	$50,145	358%
Service Class
Six Months Ended January 31, 2025 (unaudited)(e)	$36.03	12.91%		2.78%	2.75%	(2.03)%	$2,088	240%
Year Ended July 31, 2024(e)	$31.91	23.23%		2.72%	2.72%	(1.85)%	$2,034	1,061%
Year Ended July 31, 2023(e)	$26.41	4.94%		2.81%	2.81%	(1.59)%	$1,179	322%
Year Ended July 31, 2022(e)	$25.80	(11.56	)%(f)	2.56%	2.56%	(1.83)%	$1,234	756%
Year Ended July 31, 2021(e)	$29.53	33.61%		2.58%	2.58%	(1.66)%	$1,467	297%
Year Ended July 31, 2020(e)	$23.02	20.53%		2.69%	2.69%	(1.34)%	$1,014	358%
Large-Cap Value ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$109.24	3.32	%(g)	1.94%	1.78%	0.37%	$8,501	429%
Year Ended July 31, 2024	$108.03	14.38%		1.82%	1.82%	0.33%	$4,800	762%
Year Ended July 31, 2023	$94.45	14.90%		1.94%	1.87%	0.19%	$5,469	647%
Year Ended July 31, 2022	$82.34	(1.72)%		1.65%	1.65%	0.45%	$18,196	1,059%
Year Ended July 31, 2021	$84.34	33.28%		1.71%	1.71%	0.63%	$4,334	769%
Year Ended July 31, 2020	$63.28	(4.55)%		1.75%	1.75%	0.94%	$4,704	481%
Service Class
Six Months Ended January 31, 2025 (unaudited)	$93.78	2.81	%(g)	2.94%	2.78%	(0.63)%	$1,945	429%
Year Ended July 31, 2024	$92.51	13.22%		2.82%	2.82%	(0.67)%	$2,375	762%
Year Ended July 31, 2023	$81.71	13.72%		2.94%	2.87%	(0.81)%	$2,541	647%
Year Ended July 31, 2022	$71.84	(2.69)%		2.65%	2.65%	(0.55)%	$1,784	1,059%
Year Ended July 31, 2021	$73.84	31.97%		2.71%	2.71%	(0.37)%	$1,855	769%
Year Ended July 31, 2020	$55.95	(5.54)%		2.75%	2.75%	(0.06)%	$1,421	481%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e)  As described in Note 9, share amounts have been adjusted for 4:1 share split that occurred on October 14, 2024.

(f)  During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.03%.

(g)  During the six months ended January 31, 2025, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.11%.

See accompanying notes to the financial statements.

Financial Highlights :: 251

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Materials UltraSector ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$117.84	0.40	(8.36)	(7.96)	(0.95)	—	(0.95)
Year Ended July 31, 2024	$109.45	0.91	8.51	9.42	(1.03)	—	(1.03)
Year Ended July 31, 2023	$92.29	0.69	16.47	17.16	—	—	—
Year Ended July 31, 2022	$101.46	(0.29)	(8.88)	(9.17)	—	—	—
Year Ended July 31, 2021	$63.17	(0.16)	38.67	38.51	(0.01)	(0.21)	(0.22)
Year Ended July 31, 2020	$63.98	0.08	(0.89)	(0.81)	—	—	—
Service Class
Six Months Ended January 31, 2025 (unaudited)	$100.78	(0.10)	(7.10)	(7.20)	—	—	—
Year Ended July 31, 2024	$93.71	0.03	7.08	7.11	(0.04)	—	(0.04)
Year Ended July 31, 2023	$79.82	(0.15)	14.04	13.89	—	—	—
Year Ended July 31, 2022	$88.60	(1.18)	(7.60)	(8.78)	—	—	—
Year Ended July 31, 2021	$55.74	(0.92)	33.99	33.07	—	(0.21)	(0.21)
Year Ended July 31, 2020	$57.02	(0.44)	(0.84)	(1.28)	—	—	—
Mid-Cap Growth ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$108.23	(0.44)	2.90	2.46	—	(0.96)	(0.96)
Year Ended July 31, 2024	$92.40	(0.70)	16.53	15.83	—	—	—
Year Ended July 31, 2023	$88.50	(0.60)	7.15	6.55	—	(2.65)	(2.65)
Year Ended July 31, 2022	$128.38	(1.19)	(11.75)	(12.94)	—	(26.94)	(26.94)
Year Ended July 31, 2021	$96.99	(0.78)	35.25	34.47	—	(3.08)	(3.08)
Year Ended July 31, 2020	$94.01	(0.79)	3.77	2.98	—	—	—
Service Class
Six Months Ended January 31, 2025 (unaudited)	$78.93	(0.84)	2.23	1.39	—	(0.96)	(0.96)
Year Ended July 31, 2024	$68.08	(1.41)	12.26	10.85	—	—	—
Year Ended July 31, 2023	$66.59	(1.24)	5.38	4.14	—	(2.65)	(2.65)
Year Ended July 31, 2022	$104.06	(2.01)	(8.52)	(10.53)	—	(26.94)	(26.94)
Year Ended July 31, 2021	$79.88	(1.74)	29.00	27.26	—	(3.08)	(3.08)
Year Ended July 31, 2020	$78.22	(1.56)	3.22	1.66	—	—	—

				Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return(b)		Gross Expenses(c)	Net Expenses(c)		Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)
Materials UltraSector ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$108.93	(6.69)%		2.06%	1.78%		0.70%	$3,651	58%
Year Ended July 31, 2024	$117.84	8.69%		2.05%	1.78%		0.87%	$4,985	146%
Year Ended July 31, 2023	$109.45	18.58%		2.07%	1.82%		0.72%	$8,535	188%
Year Ended July 31, 2022	$92.29	(9.03)%		1.93%	1.89%		(0.28)%	$4,652	194%
Year Ended July 31, 2021	$101.46	61.04%		1.82%	1.78%		(0.19)%	$10,709	698%
Year Ended July 31, 2020	$63.17	(1.25)%		2.43%	1.85%		0.15%	$2,897	62%
Service Class
Six Months Ended January 31, 2025 (unaudited)	$93.58	(7.16)%		3.06%	2.78%		(0.30)%	$334	58%
Year Ended July 31, 2024	$100.78	7.62%		3.05%	2.78%		(0.13)%	$387	146%
Year Ended July 31, 2023	$93.71	17.37%		3.07%	2.82%		(0.28)%	$961	188%
Year Ended July 31, 2022	$79.82	(9.91)%		2.93%	2.89%		(1.28)%	$510	194%
Year Ended July 31, 2021	$88.60	59.44%		2.82%	2.78%		(1.19)%	$983	698%
Year Ended July 31, 2020	$55.74	(2.24)%		3.43%	2.85%		(0.85)%	$278	62%
Mid-Cap Growth ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$109.73	2.30%		2.17%	1.78%		(0.84)%	$3,292	267%
Year Ended July 31, 2024	$108.23	17.13	%(e)	2.00%	1.78%		(0.75)%	$4,934	650%
Year Ended July 31, 2023	$92.40	7.83%		2.20%	1.82%		(0.71)%	$28,388	382%
Year Ended July 31, 2022	$88.50	(13.02)%		2.35%	2.04	%(f)	(1.19)%	$2,708	197%
Year Ended July 31, 2021	$128.38	35.95%		1.69%	1.69%		(0.74)%	$3,719	233%
Year Ended July 31, 2020	$96.99	3.17%		1.77%	1.77%		(0.88)%	$38,215	457%
Service Class
Six Months Ended January 31, 2025 (unaudited)	$79.36	1.78%		3.17%	2.78%		(1.84)%	$470	267%
Year Ended July 31, 2024	$78.93	15.94	%(e)	3.00%	2.78%		(1.75)%	$714	650%
Year Ended July 31, 2023	$68.08	6.77%		3.20%	2.82%		(1.71)%	$543	382%
Year Ended July 31, 2022	$66.59	(13.90)%		3.35%	3.04	%(f)	(2.19)%	$522	197%
Year Ended July 31, 2021	$104.06	34.61%		2.69%	2.69%		(1.74)%	$782	233%
Year Ended July 31, 2020	$79.88	2.12%		2.77%	2.77%		(1.88)%	$780	457%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e)  During the year ended July 31, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.07%.

(f)  The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end.

See accompanying notes to the financial statements.

252 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Net Realized Gains on Investments	Total Distributions
Mid-Cap ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$124.88	0.52	4.64 (e)	5.16	(1.57)		—	(1.57)
Year Ended July 31, 2024	$110.42	0.90	13.56	14.46	—	(f)	—	— (f)
Year Ended July 31, 2023	$102.00	0.42	8.00	8.42	—		—	—
Year Ended July 31, 2022	$112.82	(0.80)	(7.51)	(8.31)	—		(2.51)	(2.51)
Year Ended July 31, 2021	$78.62	(1.05)	35.48	34.43	—		(0.23)	(0.23)
Year Ended July 31, 2020	$87.39	(0.41)	(4.01)	(4.42)	(0.08)		(4.27)	(4.35)
Service Class
Six Months Ended January 31, 2025 (unaudited)	$96.81	0.03	3.48 (e)	3.51	(0.21)		—	(0.21)
Year Ended July 31, 2024	$86.45	0.02	10.34	10.36	—		—	—
Year Ended July 31, 2023	$80.67	(0.38)	6.16	5.78	—		—	—
Year Ended July 31, 2022	$90.61	(1.66)	(5.77)	(7.43)	—		(2.51)	(2.51)
Year Ended July 31, 2021	$63.84	(1.86)	28.86	27.00	—		(0.23)	(0.23)
Year Ended July 31, 2020	$72.34	(1.07)	(3.16)	(4.23)	—		(4.27)	(4.27)
Mid-Cap Value ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$111.40	0.22	6.72	6.94	(0.11)		—	(0.11)
Year Ended July 31, 2024	$101.72	0.07	9.61	9.68	—		—	—
Year Ended July 31, 2023	$93.28	0.06	8.38	8.44	—		—	—
Year Ended July 31, 2022	$95.91	0.19	(1.93)	(1.74)	—		(0.89)	(0.89)
Year Ended July 31, 2021	$62.48	0.10	33.50	33.60	(0.17)		—	(0.17)
Year Ended July 31, 2020	$73.65	0.20	(11.60)	(10.86)	(0.31	)(n)	—	(0.31)
Service Class
Six Months Ended January 31, 2025 (unaudited)	$87.02	(0.23)	5.20	4.97	—		—	—
Year Ended July 31, 2024	$80.26	(0.72)	7.48	6.76	—		—	—
Year Ended July 31, 2023	$74.33	(0.68)	6.61	5.93	—		—	—
Year Ended July 31, 2022	$77.37	(0.57)	(1.58)	(2.15)	—		(0.89)	(0.89)
Year Ended July 31, 2021	$50.79	(0.57)	27.15	26.58	—		—	—
Year Ended July 31, 2020	$60.23	(0.36)	(9.08)	(9.44)	—		—	—

				Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return(b)		Gross Expenses(c)	Net Expenses(c)		Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)
Mid-Cap ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$128.47	4.18%		1.74%	1.74%		0.87%	$7,664	165%
Year Ended July 31, 2024	$124.88	13.10	%(g)	1.86%	1.78%		0.84%	$5,812	262%
Year Ended July 31, 2023	$110.42	8.24	%(h)	1.92%	1.78%		0.45%	$3,576	767%
Year Ended July 31, 2022	$102.00	(7.57	)%(i)	1.95%	1.82%		(0.76)%	$3,106	18%
Year Ended July 31, 2021	$112.82	43.91%		1.83%	1.83%		(1.06)%	$6,198	107%
Year Ended July 31, 2020	$78.62	(5.52)%		1.97%	1.97	%(j)	(0.52)%	$4,207	238%
Service Class
Six Months Ended January 31, 2025 (unaudited)	$100.11	3.64%		2.74%	2.74%		(0.13)%	$4,144	165%
Year Ended July 31, 2024	$96.81	11.97	%(g)	2.86%	2.78%		(0.16)%	$4,707	262%
Year Ended July 31, 2023	$86.45	7.16	%(h)	2.92%	2.78%		(0.55)%	$781	767%
Year Ended July 31, 2022	$80.67	(8.47	)%(i)	2.95%	2.82%		(1.76)%	$795	18%
Year Ended July 31, 2021	$90.61	42.47%		2.83%	2.83%		(2.06)%	$816	107%
Year Ended July 31, 2020	$63.84	(6.45)%		2.97%	2.97	%(j)	(1.52)%	$556	238%
Mid-Cap Value ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$118.23	6.23%		3.35%	1.78%		0.40%	$48,087	161%
Year Ended July 31, 2024	$111.40	9.52	%(k)	2.72%	1.78%		0.07%	$4,007	238%
Year Ended July 31, 2023	$101.72	9.04	%(l)	2.09%	1.78%		0.07%	$2,321	495%
Year Ended July 31, 2022	$93.28	(1.86	)%(m)	1.85%	1.78%		0.21%	$21,740	512%
Year Ended July 31, 2021	$95.91	53.86%		1.86%	1.78%		0.13%	$4,856	772%
Year Ended July 31, 2020	$62.48	(14.82	)%(o)	2.10%	1.78%		0.29%	$4,189	322%
Service Class
Six Months Ended January 31, 2025 (unaudited)	$91.99	5.71%		4.35%	2.78%		(0.60)%	$1,188	161%
Year Ended July 31, 2024	$87.02	8.42	%(k)	3.72%	2.78%		(0.93)%	$541	238%
Year Ended July 31, 2023	$80.26	7.96	%(l)	3.09%	2.78%		(0.93)%	$577	495%
Year Ended July 31, 2022	$74.33	(2.84	)%(m)	2.85%	2.78%		(0.79)%	$620	512%
Year Ended July 31, 2021	$77.37	52.35%		2.86%	2.78%		(0.87)%	$649	772%
Year Ended July 31, 2020	$50.79	(15.67	)%(o)	3.10%	2.78%		(0.71)%	$417	322%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)  Amount is less than $0.005.

(g)  During the year ended July 31, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.04%.

(h)  During the year ended July 31, 2023, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.03%.

(i)  During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.04%.

(j)  The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end.

(k)  During the year ended July 31, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.21%.

(l)  During the year ended July 31, 2023, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.06%.

(m)  During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.06%.

(n)  Subsequent to the issuance of the July 31, 2020 financial statements, $0.05 of the distribution was determined to be a return of capital.

(o)  During the year ended July 31, 2020, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.22%.

See accompanying notes to the financial statements.

Financial Highlights :: 253

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Nasdaq-100 ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)(e)	$41.80	0.19	4.06	4.25	(0.34)	—	(0.34)
Year Ended July 31, 2024(e)	$34.45	0.57	6.78	7.35	—	—	—
Year Ended July 31, 2023(e)	$28.79	0.36	5.30	5.66	—	—	—
Year Ended July 31, 2022(e)	$34.80	(0.32)	(4.77)	(5.09)	—	(0.92)	(0.92)
Year Ended July 31, 2021(e)	$26.05	(0.30)	9.38	9.08	—	(0.33)	(0.33)
Year Ended July 31, 2020(e)	$19.21	(0.14)	7.17	7.03	—	(0.19)	(0.19)
Service Class
Six Months Ended January 31, 2025 (unaudited)(e)	$32.15	0.02	3.07	3.09	(0.09)	—	(0.09)
Year Ended July 31, 2024(e)	$26.77	0.29	5.09	5.38	—	—	—
Year Ended July 31, 2023(e)	$22.60	0.15	4.02	4.17	—	—	—
Year Ended July 31, 2022(e)	$27.78	(0.58)	(3.68)	(4.26)	—	(0.92)	(0.92)
Year Ended July 31, 2021(e)	$21.06	(0.54)	7.59	7.05	—	(0.33)	(0.33)
Year Ended July 31, 2020(e)	$15.71	(0.31)	5.85	5.54	—	(0.19)	(0.19)
Oil & Gas Equipment & Services UltraSector ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$124.72	0.38	(36.53)	(36.15)	(0.45)	—	(0.45)
Year Ended July 31, 2024	$124.18	0.41	0.13 (f)	0.54	—	—	—
Year Ended July 31, 2023	$77.29	0.11	46.78	46.89	—	—	—
Year Ended July 31, 2022	$61.47	(0.51)	16.33	15.82	—	—	—
Year Ended July 31, 2021(g)	$36.47	(0.47)	25.55	25.08	(0.08)	—	(0.08)
Year Ended July 31, 2020(g)(h)	$166.00	0.20	(129.73)	(129.53)	—	—	—
Service Class
Six Months Ended January 31, 2025 (unaudited)	$108.24	(0.03)	(31.78)	(31.81)	—	—	—
Year Ended July 31, 2024	$108.85	(0.55)	(0.06)	(0.61)	—	—	—
Year Ended July 31, 2023	$68.41	(0.71)	41.15	40.44	—	—	—
Year Ended July 31, 2022	$54.96	(1.20)	14.65	13.45	—	—	—
Year Ended July 31, 2021(g)	$32.90	(0.95)	23.01	22.06	—	—	—
Year Ended July 31, 2020(g)(h)	$151.47	(0.04)	(118.53)	(118.57)	—	—	—

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)
Nasdaq-100 ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)(e)	$45.71	10.19%	1.49%	1.49%	0.86%	$115,185	29%
Year Ended July 31, 2024(e)	$41.80	21.31%	1.54%	1.53%	1.58%	$126,080	30%
Year Ended July 31, 2023(e)	$34.45	19.68%	1.52%	1.52%	1.32%	$125,665	136%
Year Ended July 31, 2022(e)	$28.79	(15.20)%	1.46%	1.46%	(0.97)%	$48,382	635%
Year Ended July 31, 2021(e)	$34.80	35.07%	1.48%	1.48%	(1.01)%	$153,313	440%
Year Ended July 31, 2020(e)	$26.05	36.83%	1.56%	1.56%	(0.65)%	$108,633	39%
Service Class
Six Months Ended January 31, 2025 (unaudited)(e)	$35.15	9.62%	2.49%	2.49%	(0.14)%	$11,152	29%
Year Ended July 31, 2024(e)	$32.15	20.08%	2.54%	2.53%	0.58%	$10,084	30%
Year Ended July 31, 2023(e)	$26.77	18.44%	2.52%	2.52%	0.32%	$7,960	136%
Year Ended July 31, 2022(e)	$22.60	(16.03)%	2.46%	2.46%	(1.97)%	$6,964	635%
Year Ended July 31, 2021(e)	$27.78	33.74%	2.48%	2.48%	(2.01)%	$7,473	440%
Year Ended July 31, 2020(e)	$21.06	35.48%	2.55%	2.55%	(1.64)%	$8,412	39%
Oil & Gas Equipment & Services UltraSector ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$88.12	(28.98)%	1.75%	1.75%	0.81%	$10,084	40%
Year Ended July 31, 2024	$124.72	0.43%	1.69%	1.69%	0.38%	$14,487	217%
Year Ended July 31, 2023	$124.18	60.67%	1.68%	1.68%	0.12%	$14,708	255%
Year Ended July 31, 2022	$77.29	25.74%	1.65%	1.65%	(0.69)%	$13,020	218%
Year Ended July 31, 2021(g)	$61.47	68.77%	1.73%	1.71%	(0.80)%	$15,229	727%
Year Ended July 31, 2020(g)(h)	$36.47	(78.03)%	2.12%	1.86%	0.73%	$9,408	396%
Service Class
Six Months Ended January 31, 2025 (unaudited)	$76.43	(29.39)%	2.75%	2.75%	(0.19)%	$56	40%
Year Ended July 31, 2024	$108.24	(0.55)%	2.69%	2.69%	(0.62)%	$88	217%
Year Ended July 31, 2023	$108.85	59.09%	2.68%	2.68%	(0.88)%	$3,223	255%
Year Ended July 31, 2022	$68.41	24.49%	2.65%	2.65%	(1.69)%	$1,247	218%
Year Ended July 31, 2021(g)	$54.96	67.15%	2.73%	2.71%	(1.80)%	$621	727%
Year Ended July 31, 2020(g)(h)	$32.90	(78.28)%	3.12%	2.86%	(0.27)%	$353	396%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e)  As described in Note 9, share amounts have been adjusted for 4:1 share split that occurred on October 14, 2024.

(f)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(g)  As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.

(h)  As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on November 18, 2019.
See accompanying notes to the financial statements.

254 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Pharmaceuticals UltraSector ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$25.60	0.08	0.95	1.03	(0.26)	—	(0.26)
Year Ended July 31, 2024	$27.07	0.20	(1.55)	(1.35)	(0.12)	—	(0.12)
Year Ended July 31, 2023	$28.86	0.16	(1.95)	(1.79)	—	—	—
Year Ended July 31, 2022	$30.56	(0.06)	(0.41)	(0.47)	—	(1.23)	(1.23)
Year Ended July 31, 2021	$22.94	(0.09)	7.81	7.72	—	(0.10)	(0.10)
Year Ended July 31, 2020	$20.75	(0.04)	2.23	2.19	—	—	—
Service Class
Six Months Ended January 31, 2025 (unaudited)	$21.10	(0.03)	0.81	0.78	—	—	—
Year Ended July 31, 2024	$22.44	0.01	(1.35)	(1.34)	—	—	—
Year Ended July 31, 2023	$24.14	(0.06)	(1.64)	(1.70)	—	—	—
Year Ended July 31, 2022	$26.02	(0.31)	(0.34)	(0.65)	—	(1.23)	(1.23)
Year Ended July 31, 2021	$19.74	(0.32)	6.70	6.38	—	(0.10)	(0.10)
Year Ended July 31, 2020	$18.03	(0.23)	1.94	1.71	—	—	—
Precious Metals UltraSector ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$57.55	0.20	(0.40)	(0.20)	(0.87)	—	(0.87)
Year Ended July 31, 2024	$47.18	0.46	10.49	10.95	(0.58)	—	(0.58)
Year Ended July 31, 2023	$40.36	0.49	6.33	6.82	— (e)	—	— (e)
Year Ended July 31, 2022	$65.60	0.19	(25.43)	(25.24)	—	—	—
Year Ended July 31, 2021	$89.95	(0.28)	(24.07)	(24.35)	—	—	—
Year Ended July 31, 2020	$41.21	(0.38)	49.12	48.74	—	—	—
Service Class
Six Months Ended January 31, 2025 (unaudited)	$47.80	(0.04)	(0.28)	(0.32)	(0.39)	—	(0.39)
Year Ended July 31, 2024	$39.28	0.09	8.63	8.72	(0.20)	—	(0.20)
Year Ended July 31, 2023	$33.94	0.11	5.23	5.34	—	—	—
Year Ended July 31, 2022	$55.73	(0.32)	(21.47)	(21.79)	—	—	—
Year Ended July 31, 2021	$77.19	(0.88)	(20.58)	(21.46)	—	—	—
Year Ended July 31, 2020	$35.72	(0.83)	42.30	41.47	—	—	—

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)
Pharmaceuticals UltraSector ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$26.37	4.10%	2.54%	1.78%	0.57%	$2,598	73%
Year Ended July 31, 2024	$25.60	(4.98)%	2.47%	1.78%	0.87%	$2,770	202%
Year Ended July 31, 2023	$27.07	(6.20)%	2.21%	1.78%	0.62%	$3,451	272%
Year Ended July 31, 2022	$28.86	(1.71)%	2.13%	1.78%	(0.20)%	$3,828	185%
Year Ended July 31, 2021	$30.56	33.74%	2.27%	1.78%	(0.33)%	$3,961	204%
Year Ended July 31, 2020	$22.94	10.55%	2.32%	1.84%	(0.18)%	$3,735	137%
Service Class
Six Months Ended January 31, 2025 (unaudited)	$21.88	3.65%	3.54%	2.78%	(0.43)%	$190	73%
Year Ended July 31, 2024	$21.10	(5.97)%	3.47%	2.78%	(0.13)%	$236	207%
Year Ended July 31, 2023	$22.44	(7.08)%	3.21%	2.78%	(0.38)%	$460	272%
Year Ended July 31, 2022	$24.14	(2.69)%	3.13%	2.78%	(1.20)%	$289	185%
Year Ended July 31, 2021	$26.02	32.41%	3.27%	2.78%	(1.33)%	$318	204%
Year Ended July 31, 2020	$19.74	9.48%	3.32%	2.84%	(1.18)%	$300	137%
Precious Metals UltraSector ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$56.48	(0.01)%	1.56%	1.56%	0.70%	$23,099	35%
Year Ended July 31, 2024	$57.55	22.56%	1.60%	1.60%	1.07%	$26,709	204%
Year Ended July 31, 2023	$47.18	16.90%	1.63%	1.63%	1.09%	$25,671	128%
Year Ended July 31, 2022	$40.36	(38.48)%	1.53%	1.53%	0.33%	$18,455	94%
Year Ended July 31, 2021	$65.60	(27.07)%	1.59%	1.59%	(0.39)%	$35,750	128%
Year Ended July 31, 2020	$89.95	118.27%	1.64%	1.64%	(0.73)%	$43,584	148%
Service Class
Six Months Ended January 31, 2025 (unaudited)	$47.09	(0.49)%	2.56%	2.56%	(0.30)%	$1,474	35%
Year Ended July 31, 2024	$47.80	22.36%	2.60%	2.60%	0.07%	$2,323	204%
Year Ended July 31, 2023	$39.28	15.70%	2.63%	2.63%	0.09%	$1,077	128%
Year Ended July 31, 2022	$33.94	(39.08)%	2.53%	2.53%	(0.67)%	$1,280	94%
Year Ended July 31, 2021	$55.73	(27.80)%	2.59%	2.59%	(1.39)%	$1,755	128%
Year Ended July 31, 2020	$77.19	116.10%	2.64%	2.64%	(1.73)%	$1,557	148%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e)  Amount is less than $0.005.

See accompanying notes to the financial statements.

Financial Highlights :: 255

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Real Estate UltraSector ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$42.25	0.49	(0.30	)(e)	0.19	(0.81)	—	(0.81)
Year Ended July 31, 2024	$38.73	0.63	3.65		4.28	(0.76)	—	(0.76)
Year Ended July 31, 2023	$50.52	0.08	(10.40)		(10.32)	(0.22)	(1.25)	(1.47)
Year Ended July 31, 2022	$63.02	(0.20)	(4.17)		(4.37)	(0.56)	(7.57)	(8.13)
Year Ended July 31, 2021	$42.23	(0.18)	20.97		20.79	—	—	—
Year Ended July 31, 2020	$51.60	(0.10)	(7.77)		(7.87)	(1.50)	—	(1.50	)(i)
Service Class
Six Months Ended January 31, 2025 (unaudited)	$39.20	0.28	(0.32	)(e)	(0.04)	(0.57)	—	(0.57)
Year Ended July 31, 2024	$35.96	0.28	3.34		3.62	(0.38)	—	(0.38)
Year Ended July 31, 2023	$47.21	(0.29)	(9.71)		(10.00)	—	(1.25)	(1.25)
Year Ended July 31, 2022	$59.52	(0.75)	(3.90)		(4.65)	(0.09)	(7.57)	(7.66)
Year Ended July 31, 2021	$40.28	(0.66)	19.90		19.24	—	—	—
Year Ended July 31, 2020	$49.28	(0.58)	(7.38)		(7.96)	(1.04)	—	(1.04	)(i)
Rising Rates Opportunity ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$40.32	0.51	3.67		4.18	(2.03)	—	(2.03)
Year Ended July 31, 2024	$38.87	1.46	1.83	(e)	3.29	(1.84)	—	(1.84)
Year Ended July 31, 2023	$31.43	0.71	6.73		7.44	—	—	—
Year Ended July 31, 2022	$25.21	(0.28)	6.50		6.22	—	—	—
Year Ended July 31, 2021	$21.80	(0.43)	3.84		3.41	—	—	—
Year Ended July 31, 2020	$35.49	(0.17)	(13.10)		(13.27)	(0.42)	—	(0.42)
Service Class
Six Months Ended January 31, 2025 (unaudited)	$36.12	0.33	3.23		3.56	—	—	—
Year Ended July 31, 2024	$33.49	1.09	1.54	(e)	2.63	—	—	—
Year Ended July 31, 2023	$27.36	0.39	5.74		6.13	—	—	—
Year Ended July 31, 2022	$22.15	(0.53)	5.74		5.21	—	—	—
Year Ended July 31, 2021	$19.35	(0.67)	3.47		2.80	—	—	—
Year Ended July 31, 2020	$31.42	(0.44)	(11.63)		(12.07)	—	—	—

				Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return(b)		Gross Expenses(c)	Net Expenses(c)		Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)
Real Estate UltraSector ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$41.63	0.47%		1.84%	1.78%		2.15%	$3,905	250%
Year Ended July 31, 2024	$42.25	11.21	%(f)	2.34%	1.83%		1.69%	$5,066	153%
Year Ended July 31, 2023	$38.73	(20.29)%		2.30%	2.10	%(g)	0.21%	$4,639	75%
Year Ended July 31, 2022	$50.52	(8.99	)%(h)	1.55%	1.55%		(0.32)%	$6,793	253%
Year Ended July 31, 2021	$63.02	49.23%		1.86%	1.81%		(0.33)%	$34,877	175%
Year Ended July 31, 2020	$42.23	(15.54)%		1.80%	1.79%		(0.20)%	$4,991	217%
Service Class
Six Months Ended January 31, 2025 (unaudited)	$38.59	(0.06)%		2.84%	2.78%		1.15%	$276	250%
Year Ended July 31, 2024	$39.20	10.09	%(f)	3.34%	2.83%		0.69%	$334	153%
Year Ended July 31, 2023	$35.96	(21.07)%		3.30%	3.10	%(g)	(0.79)%	$276	75%
Year Ended July 31, 2022	$47.21	(9.89	)%(h)	2.55%	2.55%		(1.32)%	$534	253%
Year Ended July 31, 2021	$59.52	47.77%		2.86%	2.81%		(1.33)%	$964	175%
Year Ended July 31, 2020	$40.28	(16.39)%		2.80%	2.79%		(0.12)%	$341	217%
Rising Rates Opportunity ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$42.47	10.40%		2.16%	2.16	%(g)	2.50%	$16,123	—
Year Ended July 31, 2024	$40.32	8.89%		1.76%	1.75%		3.49%	$8,876	—
Year Ended July 31, 2023	$38.87	23.67%		1.61%	1.61%		1.97%	$11,272	—
Year Ended July 31, 2022	$31.43	24.67%		1.52%	1.52%		(0.96)%	$44,874	—
Year Ended July 31, 2021	$25.21	15.64%		1.71%	1.69%		(1.68)%	$9,091	—
Year Ended July 31, 2020	$21.80	(37.79)%		1.89%	1.88%		(0.60)%	$6,105	—
Service Class
Six Months Ended January 31, 2025 (unaudited)	$39.68	9.83%		3.16%	3.16	%(g)	1.50%	$130	—
Year Ended July 31, 2024	$36.12	7.85%		2.76%	2.75%		2.49%	$152	—
Year Ended July 31, 2023	$33.49	22.40%		2.61%	2.61%		0.97%	$1,593	—
Year Ended July 31, 2022	$27.36	23.47%		2.52%	2.52%		(1.96)%	$1,173	—
Year Ended July 31, 2021	$22.15	14.52%		2.71%	2.69%		(2.68)%	$680	—
Year Ended July 31, 2020	$19.35	(38.41)%		2.89%	2.88%		(1.60)%	$87	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)  During the year ended July 31, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.19%.

(g)  The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end.

(h)  During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.03%.

(i)  Subsequent to the issuance of the July 31, 2020 financial statements, $0.60 and $0.42 of the distribution for the Investor class and Service class, respectively, was determined to be a return of capital.

See accompanying notes to the financial statements.

256 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Rising Rates Opportunity 10 ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$14.98	0.21	0.62	0.83	(0.86)	—	(0.86)
Year Ended July 31, 2024	$15.23	0.53	0.18 (e)	0.71	(0.96)	—	(0.96)
Year Ended July 31, 2023	$13.45	0.29	1.49	1.78	—	—	—
Year Ended July 31, 2022	$12.32	(0.17)	1.30	1.13	—	—	—
Year Ended July 31, 2021	$12.02	(0.22)	0.52	0.30	—	—	—
Year Ended July 31, 2020	$14.16	(0.09)	(1.97)	(2.06)	(0.08)	—	(0.08)
Service Class
Six Months Ended January 31, 2025 (unaudited)	$13.81	0.14	0.55	0.69	(0.56)	—	(0.56)
Year Ended July 31, 2024	$13.74	0.38	0.14 (e)	0.52	(0.45)	—	(0.45)
Year Ended July 31, 2023	$12.26	0.15	1.33	1.48	—	—	—
Year Ended July 31, 2022	$11.34	(0.29)	1.21	0.92	—	—	—
Year Ended July 31, 2021	$11.18	(0.34)	0.50	0.16	—	—	—
Year Ended July 31, 2020	$13.22	(0.22)	(1.82)	(2.04)	—	—	—
Rising U.S. Dollar ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$30.43	0.39	1.49	1.88	(0.91)	—	(0.91)
Year Ended July 31, 2024	$29.83	0.95	1.03	1.98	(1.38)	—	(1.38)
Year Ended July 31, 2023	$30.65	0.56	(0.72)	(0.16)	—	(0.66)	(0.66)
Year Ended July 31, 2022	$27.16	(0.38)	3.87	3.49	—	—	—
Year Ended July 31, 2021	$27.99	(0.48)	(0.35)	(0.83)	—	—	—
Year Ended July 31, 2020	$29.59	(0.24)	(1.28)	(1.52)	(0.08)	—	(0.08)
Service Class
Six Months Ended January 31, 2025 (unaudited)	$25.86	0.26	1.20	1.46	(0.51)	—	(0.51)
Year Ended July 31, 2024	$25.48	0.69	0.75	1.44	(1.06)	—	(1.06)
Year Ended July 31, 2023	$26.56	0.29	(0.71)	(0.42)	—	(0.66)	(0.66)
Year Ended July 31, 2022	$23.77	(0.63)	3.42	2.79	—	—	—
Year Ended July 31, 2021	$24.74	(0.72)	(0.25)	(0.97)	—	—	—
Year Ended July 31, 2020	$26.34	(0.50)	(1.10)	(1.60)	—	—	—

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)
Rising Rates Opportunity 10 ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$14.95	5.50%	5.12%	1.78%	2.78%	$1,072	—
Year Ended July 31, 2024	$14.98	4.94%	3.11%	1.78%	3.42%	$1,830	—
Year Ended July 31, 2023	$15.23	13.23%	2.33%	1.78%	1.98%	$2,035	—
Year Ended July 31, 2022	$13.45	9.17%	2.62%	1.78%	(1.31)%	$2,933	—
Year Ended July 31, 2021	$12.32	2.50%	2.69%	1.78%	(1.77)%	$1,832	—
Year Ended July 31, 2020	$12.02	(14.62)%	2.66%	1.85%	(0.71)%	$1,773	—
Service Class
Six Months Ended January 31, 2025 (unaudited)	$13.94	5.00%	6.12%	2.78%	1.78%	$57	—
Year Ended July 31, 2024	$13.81	3.93%	4.11%	2.78%	2.42%	$137	—
Year Ended July 31, 2023	$13.74	12.07%	3.33%	2.78%	0.98%	$528	—
Year Ended July 31, 2022	$12.26	8.11%	3.62%	2.78%	(2.31)%	$762	—
Year Ended July 31, 2021	$11.34	1.43%	3.69%	2.78%	(2.77)%	$121	—
Year Ended July 31, 2020	$11.18	(15.43)%	3.66%	2.85%	(1.71)%	$82	—
Rising U.S. Dollar ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$31.40	6.18%	2.41%	1.78%	2.54%	$9,417	—
Year Ended July 31, 2024	$30.43	6.88%	2.43%	1.78%	3.13%	$9,791	—
Year Ended July 31, 2023	$29.83	(0.52)%	1.82%	1.78%	1.82%	$9,097	—
Year Ended July 31, 2022	$30.65	12.85%	1.82%	1.78%	(1.32)%	$46,695	—
Year Ended July 31, 2021	$27.16	(2.97)%	2.13%	1.78%	(1.77)%	$6,264	—
Year Ended July 31, 2020	$27.99	(5.15)%	1.97%	1.78%	(0.82)%	$7,263	—
Service Class
Six Months Ended January 31, 2025 (unaudited)	$26.81	5.62%	3.40%	2.77%	1.55%	$29	—
Year Ended July 31, 2024	$25.86	5.92%	3.43%	2.78%	2.13%	$50	—
Year Ended July 31, 2023	$25.48	(1.56)%	2.82%	2.78%	0.82%	$97	—
Year Ended July 31, 2022	$26.56	11.70%	2.82%	2.78%	(2.32)%	$182	—
Year Ended July 31, 2021	$23.77	(3.92)%	3.13%	2.78%	(2.77)%	$52	—
Year Ended July 31, 2020	$24.74	(6.07)%	2.97%	2.78%	(1.82)%	$63	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 257

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Semiconductor UltraSector ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)(e)	$42.73	0.09	(0.60)	(0.51)	(0.07)	(5.67)	(5.74)
Year Ended July 31, 2024(e)	$20.02	0.05	22.66	22.71	—	—	—
Year Ended July 31, 2023(e)	$11.62	0.05	8.35	8.40	—	—	—
Year Ended July 31, 2022(e)	$14.76	(0.09)	(2.22)	(2.31)	—	(0.83)	(0.83)
Year Ended July 31, 2021(e)	$7.95	(0.07)	6.88	6.81	—	—	—
Year Ended July 31, 2020(e)	$5.77	0.01	2.33	2.34	—	(0.16)	(0.16)
Service Class
Six Months Ended January 31, 2025 (unaudited)(e)	$30.80	(0.05)	(0.26)	(0.31)	—	(5.67)	(5.67)
Year Ended July 31, 2024(e)	$14.58	(0.17)	16.39	16.22	—	—	—
Year Ended July 31, 2023(e)	$8.54	(0.04)	6.08	6.04	—	—	—
Year Ended July 31, 2022(e)	$11.12	(0.20)	(1.55)	(1.75)	—	(0.83)	(0.83)
Year Ended July 31, 2021(e)	$6.05	(0.16)	5.23	5.07	—	—	—
Year Ended July 31, 2020(e)	$4.47	(0.04)	1.78	1.74	—	(0.16)	(0.16)
Short Energy ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$13.79	0.19	0.72	0.91	(0.54)	—	(0.54)
Year Ended July 31, 2024	$14.95	0.49	(1.08)	(0.59)	(0.57)	—	(0.57)
Year Ended July 31, 2023	$17.57	0.34	(2.96)	(2.62)	—	—	—
Year Ended July 31, 2022	$32.82	(0.29)	(14.96)	(15.25)	—	—	—
Year Ended July 31, 2021	$55.89	(0.85)	(22.22)	(23.07)	—	—	—
Year Ended July 31, 2020	$46.83	(0.46)	9.65	9.19	(0.13)	—	(0.13)
Service Class
Six Months Ended January 31, 2025 (unaudited)	$12.51	0.12	0.76	0.88	(0.47)	—	(0.47)
Year Ended July 31, 2024	$13.59	0.36	(0.99)	(0.63)	(0.45)	—	(0.45)
Year Ended July 31, 2023	$16.20	0.19	(2.80)	(2.61)	—	—	—
Year Ended July 31, 2022	$30.52	(0.53)	(13.79)	(14.32)	—	—	—
Year Ended July 31, 2021	$52.45	(1.25)	(20.68)	(21.93)	—	—	—
Year Ended July 31, 2020	$44.39	(0.99)	9.05	8.06	—	—	—

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)
Semiconductor UltraSector ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)(e)	$36.48	(3.03)%	1.47%	1.46%	0.39%	$344,006	103%
Year Ended July 31, 2024(e)	$42.73	113.44%	1.49%	1.48%	0.15%	$378,352	189%
Year Ended July 31, 2023(e)	$20.02	72.32%	1.56%	1.56%	0.45%	$127,520	72%
Year Ended July 31, 2022(e)	$11.62	(17.93)%	1.49%	1.49%	(0.59)%	$64,313	53%
Year Ended July 31, 2021(e)	$14.76	85.65%	1.58%	1.58%	(0.63)%	$79,845	70%
Year Ended July 31, 2020(e)	$7.95	42.27%	1.65%	1.65%	0.11%	$51,355	169%
Service Class
Six Months Ended January 31, 2025 (unaudited)(e)	$24.82	(3.52)%	2.47%	2.46%	(0.61)%	$10,973	103%
Year Ended July 31, 2024(e)	$30.80	111.30%	2.49%	2.48%	(0.85)%	$17,049	189%
Year Ended July 31, 2023(e)	$14.58	70.62%	2.56%	2.56%	(0.55)%	$6,648	72%
Year Ended July 31, 2022(e)	$8.54	(18.76)%	2.49%	2.49%	(1.59)%	$4,254	53%
Year Ended July 31, 2021(e)	$11.12	83.81%	2.58%	2.58%	(1.63)%	$5,376	70%
Year Ended July 31, 2020(e)	$6.05	40.81%	2.65%	2.65%	(0.89)%	$2,187	169%
Short Energy ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$14.16	6.55%	6.61%	1.78%	2.70%	$1,367	—
Year Ended July 31, 2024	$13.79	(4.24)%	6.84%	1.78%	3.36%	$484	—
Year Ended July 31, 2023	$14.95	(14.91)%	3.63%	1.78%	2.14%	$635	—
Year Ended July 31, 2022	$17.57	(46.47)%	3.74%	1.78%	(1.28)%	$2,135	—
Year Ended July 31, 2021	$32.82	(41.28)%	3.16%	1.78%	(1.76)%	$418	—
Year Ended July 31, 2020	$55.89	19.69%	2.84%	1.78%	(0.84)%	$2,804	—
Service Class
Six Months Ended January 31, 2025 (unaudited)	$12.92	6.94%	7.61%	2.78%	1.70%	$53	—
Year Ended July 31, 2024	$12.51	(5.23)%	7.84%	2.78%	2.36%	$17	—
Year Ended July 31, 2023	$13.59	(15.81)%	4.63%	2.78%	1.14%	$2	—
Year Ended July 31, 2022	$16.20	(46.97)%	4.74%	2.78%	(2.28)%	$12	—
Year Ended July 31, 2021	$30.52	(41.81)%	4.15%	2.77%	(2.75)%	$25	—
Year Ended July 31, 2020	$52.45	18.63%	3.84%	2.78%	(1.84)%	$32	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e)  As described in Note 9, share amounts have been adjusted for 8:1 share split that occurred on October 14, 2024.

See accompanying notes to the financial statements.

258 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions
Short Nasdaq-100 ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$48.69	0.73	(4.47)		(3.74)	(4.33)	(4.33)
Year Ended July 31, 2024	$60.69	1.82	(10.17	)(f)	(8.35)	(3.65)	(3.65)
Year Ended July 31, 2023(g)	$74.03	1.38	(14.72)		(13.34)	—	—
Year Ended July 31, 2022(g)	$71.44	(0.85)	3.44		2.59	—	—
Year Ended July 31, 2021(g)	$104.36	(1.55)	(31.37)		(32.93)	—	—
Year Ended July 31, 2020(g)(h)	$167.29	(0.90)	(61.58)		(62.48)	(0.45)	(0.45)
Service Class
Six Months Ended January 31, 2025 (unaudited)	$42.26	0.53	(3.94)		(3.41)	(3.79)	(3.79)
Year Ended July 31, 2024	$52.72	1.34	(9.08	)(f)	(7.74)	(2.72)	(2.72)
Year Ended July 31, 2023(g)	$64.86	0.71	(12.85)		(12.14)	—	—
Year Ended July 31, 2022(g)	$63.39	(1.50)	2.97		1.47	—	—
Year Ended July 31, 2021(g)	$93.34	(2.30)	(27.65)		(29.95)	—	—
Year Ended July 31, 2020(g)(h)	$150.75	(1.65)	(55.76)		(57.41)	—	—
Short Precious Metals ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$9.64	0.14	(0.47)		(0.33)	(0.22)	(0.22)
Year Ended July 31, 2024	$14.04	0.44	(2.50)		(2.06)	(2.34)	(2.34)
Year Ended July 31, 2023	$17.45	0.34	(3.75)		(3.41)	—	—
Year Ended July 31, 2022	$14.83	(0.22)	2.84		2.62	—	—
Year Ended July 31, 2021	$14.53	(0.27)	0.57		0.30	—	—
Year Ended July 31, 2020	$32.94	(0.12)	(18.02)		(18.14)	(0.27)	(0.27)
Service Class
Six Months Ended January 31, 2025 (unaudited)	$9.31	0.09	(0.46)		(0.37)	(0.15)	(0.15)
Year Ended July 31, 2024	$13.40	0.31	(2.39)		(2.08)	(2.01)	(2.01)
Year Ended July 31, 2023	$16.80	0.19	(3.59)		(3.40)	—	—
Year Ended July 31, 2022	$14.43	(0.37)	2.74		2.37	—	—
Year Ended July 31, 2021	$14.31	(0.42)	0.54		0.12	—	—
Year Ended July 31, 2020	$32.41	(0.36)	(17.14)		(18.10)	—	—

			Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)		Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)
Short Nasdaq-100 ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$40.62	(7.85)%	3.29%	1.92	%(e)	3.03%	$1,349	—
Year Ended July 31, 2024	$48.69	(14.36)%	2.89%	1.88%		3.22%	$1,853	—
Year Ended July 31, 2023(g)	$60.69	(18.04)%	1.78%	1.78%		1.77%	$3,051	—
Year Ended July 31, 2022(g)	$74.03	3.64%	1.81%	1.78%		(1.13)%	$79,796	—
Year Ended July 31, 2021(g)	$71.44	(31.63)%	2.02%	1.78%		(1.76)%	$1,764	—
Year Ended July 31, 2020(g)(h)	$104.36	(37.32)%	2.01%	1.78%		(1.00)%	$2,400	—
Service Class
Six Months Ended January 31, 2025 (unaudited)	$35.06	(8.24)%	4.29%	2.92	%(e)	2.03%	$98	—
Year Ended July 31, 2024	$42.26	(15.21)%	3.89%	2.88%		2.22%	$112	—
Year Ended July 31, 2023(g)	$52.72	(18.72)%	2.78%	2.78%		0.77%	$86	—
Year Ended July 31, 2022(g)	$64.86	2.29%	2.81%	2.78%		(2.13)%	$241	—
Year Ended July 31, 2021(g)	$63.39	(32.26)%	3.02%	2.78%		(2.76)%	$111	—
Year Ended July 31, 2020(g)(h)	$93.34	(37.93)%	3.01%	2.78%		(2.00)%	$320	—
Short Precious Metals ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$9.09	(3.69)%	2.24%	1.78%		2.80%	$5,707	—
Year Ended July 31, 2024	$9.64	(17.68)%	2.32%	1.78%		3.52%	$1,401	—
Year Ended July 31, 2023	$14.04	(19.54)%	2.38%	1.78%		2.26%	$3,236	—
Year Ended July 31, 2022	$17.45	17.67%	2.79%	1.78%		(1.45)%	$2,072	—
Year Ended July 31, 2021	$14.83	2.06%	2.86%	1.78%		(1.76)%	$2,144	—
Year Ended July 31, 2020	$14.53	(55.43)%	2.97%	1.78%		(0.47)%	$1,564	—
Service Class
Six Months Ended January 31, 2025 (unaudited)	$8.79	(4.15)%	3.24%	2.78%		1.80%	$9	—
Year Ended July 31, 2024	$9.31	(18.40)%	3.32%	2.78%		2.52%	$8	—
Year Ended July 31, 2023	$13.40	(20.13)%	3.38%	2.78%		1.26%	$19	—
Year Ended July 31, 2022	$16.80	16.35%	3.79%	2.78%		(2.45)%	$17	—
Year Ended July 31, 2021	$14.43	0.84%	3.86%	2.78%		(2.76)%	$14	—
Year Ended July 31, 2020	$14.31	(55.85)%	3.97%	2.78%		(1.47)%	$65	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e)  The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end.

(f)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(g)  As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on March 13, 2023.

(h)  As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on November 18, 2019.
See accompanying notes to the financial statements.

Financial Highlights :: 259

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions
Short Real Estate ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$8.34	0.11	(0.10	)(e)	0.01	(0.44)	(0.44)
Year Ended July 31, 2024	$9.14	0.32	(0.84)		(0.52)	(0.28)	(0.28)
Year Ended July 31, 2023	$8.10	0.21	0.83		1.04	—	—
Year Ended July 31, 2022	$8.19	(0.10)	0.01		(0.09)	—	—
Year Ended July 31, 2021	$11.45	(0.19)	(3.07)		(3.26)	—	—
Year Ended July 31, 2020	$12.89	(0.14)	(1.30)		(1.44)	—	—
Service Class
Six Months Ended January 31, 2025 (unaudited)	$7.14	0.08	(0.12	)(e)	(0.04)	(0.34)	(0.34)
Year Ended July 31, 2024	$7.85	0.24	(0.76)		(0.52)	(0.19)	(0.19)
Year Ended July 31, 2023	$7.03	0.13	0.69		0.82	—	—
Year Ended July 31, 2022	$7.19	(0.17)	0.01		(0.16)	—	—
Year Ended July 31, 2021	$10.15	(0.28)	(2.68)		(2.96)	—	—
Year Ended July 31, 2020	$11.53	(0.25)	(1.13)		(1.38)	—	—
Short Small-Cap ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)(f)	$53.26	0.72	(0.98)		(0.26)	(0.23)	(0.23)
Year Ended July 31, 2024(f)	$68.97	2.34	(8.07)		(5.73)	(9.98)	(9.98)
Year Ended July 31, 2023(f)(g)	$74.11	1.96	(7.10	)(e)	(5.14)	—	—
Year Ended July 31, 2022(f)(g)	$69.42	(1.10)	5.79		4.69	—	—
Year Ended July 31, 2021(f)(g)	$114.26	(1.50)	(43.34)		(44.84)	—	—
Year Ended July 31, 2020(f)(g)	$130.98	(1.30)	(14.42)		(15.72)	(1.00)	(1.00)
Service Class
Six Months Ended January 31, 2025 (unaudited)(f)	$49.03	0.47	(0.60)		(0.13)	—	—
Year Ended July 31, 2024(f)	$64.18	1.72	(7.57)		(5.85)	(9.30)	(9.30)
Year Ended July 31, 2023(f)(g)	$69.53	1.26	(6.61	)(e)	(5.35)	—	—
Year Ended July 31, 2022(f)(g)	$65.92	(1.80)	5.41		3.61	—	—
Year Ended July 31, 2021(f)(g)	$109.60	(2.30)	(41.38)		(43.68)	—	—
Year Ended July 31, 2020(f)(g)	$125.77	(2.60)	(13.57)		(16.17)	—	—

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)
Short Real Estate ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$7.91	0.02%	4.25%	1.78%	2.82%	$940	—
Year Ended July 31, 2024	$8.34	(5.70)%	2.98%	1.78%	3.49%	$1,153	—
Year Ended July 31, 2023	$9.14	12.84%	3.19%	1.78%	2.29%	$1,817	—
Year Ended July 31, 2022	$8.10	(1.10)%	5.81%	1.78%	(1.28)%	$1,875	—
Year Ended July 31, 2021	$8.19	(28.47)%	4.69%	1.78%	(1.76)%	$515	—
Year Ended July 31, 2020	$11.45	(11.17)%	4.05%	1.78%	(1.09)%	$1,720	—
Service Class
Six Months Ended January 31, 2025 (unaudited)	$6.76	(0.76)%	5.25%	2.78%	1.82%	$17	—
Year Ended July 31, 2024	$7.14	(6.63)%	3.98%	2.78%	2.49%	$6	—
Year Ended July 31, 2023	$7.85	11.66%	4.19%	2.78%	1.29%	$112	—
Year Ended July 31, 2022	$7.03	(2.23)%	6.81%	2.78%	(2.28)%	$14	—
Year Ended July 31, 2021	$7.19	(29.16)%	5.69%	2.78%	(2.76)%	$14	—
Year Ended July 31, 2020	$10.15	(12.05)%	5.05%	2.78%	(2.09)%	$20	—
Short Small-Cap ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)(f)	$52.77	(0.51)%	4.72%	1.78%	2.65%	$2,897	—
Year Ended July 31, 2024(f)	$53.26	(9.45)%	2.71%	1.78%	3.44%	$618	—
Year Ended July 31, 2023(f)(g)	$68.97	(6.91)%	2.29%	1.78%	2.57%	$1,728	—
Year Ended July 31, 2022(f)(g)	$74.11	6.77%	2.26%	1.78%	(1.56)%	$1,412	—
Year Ended July 31, 2021(f)(g)	$69.42	(39.23)%	3.63%	1.78%	(1.77)%	$1,089	—
Year Ended July 31, 2020(f)(g)	$114.26	(12.09)%	3.28%	1.78%	(0.98)%	$1,802	—
Service Class
Six Months Ended January 31, 2025 (unaudited)(f)	$48.90	(0.29)%	5.72%	2.78%	1.65%	$60	—
Year Ended July 31, 2024(f)	$49.03	(10.39)%	3.71%	2.78%	2.44%	$30	—
Year Ended July 31, 2023(f)(g)	$64.18	(7.63)%	3.29%	2.78%	1.57%	$47	—
Year Ended July 31, 2022(f)(g)	$69.53	5.46%	3.26%	2.78%	(2.56)%	$162	—
Year Ended July 31, 2021(f)(g)	$65.92	(39.87)%	4.63%	2.78%	(2.77)%	$24	—
Year Ended July 31, 2020(f)(g)	$109.60	(13.02)%	4.28%	2.78%	(1.98)%	$33	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)  As described in Note 9, share amounts have been adjusted for 1:2 reverse share split that occurred on October 14, 2024.

(g)  As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on March 6, 2023.

See accompanying notes to the financial statements.

260 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
Small-Cap Growth ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$116.48	(0.11)	(0.68)	(0.79)	(1.72)	(1.72)
Year Ended July 31, 2024	$101.00	(0.47)	16.77	16.30	(0.82)	(0.82)
Year Ended July 31, 2023	$102.43	(0.43)	2.47	2.04	(3.47)	(3.47)
Year Ended July 31, 2022	$126.49	(0.96)	(13.02)	(13.98)	(10.08)	(10.08)
Year Ended July 31, 2021	$86.21	(0.88)	41.16	40.28	—	—
Year Ended July 31, 2020	$89.25	(0.66)	(2.38)	(3.04)	—	—
Service Class
Six Months Ended January 31, 2025 (unaudited)	$87.16	(0.54)	(0.50)	(1.04)	(1.72)	(1.72)
Year Ended July 31, 2024	$76.53	(1.24)	12.69	11.45	(0.82)	(0.82)
Year Ended July 31, 2023	$79.28	(1.17)	1.89	0.72	(3.47)	(3.47)
Year Ended July 31, 2022	$101.09	(1.86)	(9.87)	(11.73)	(10.08)	(10.08)
Year Ended July 31, 2021	$69.60	(1.76)	33.25	31.49	—	—
Year Ended July 31, 2020	$72.78	(1.36)	(1.82)	(3.18)	—	—
Small-Cap ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$115.91	0.69	0.34 (h)	1.03	—	—
Year Ended July 31, 2024	$103.50	1.45	10.96	12.41	—	—
Year Ended July 31, 2023	$98.02	0.64	4.84	5.48	—	—
Year Ended July 31, 2022	$117.00	(1.20)	(17.78)	(18.98)	—	—
Year Ended July 31, 2021	$78.58	(1.51)	39.93	38.42	—	—
Year Ended July 31, 2020	$85.23	(0.78)	(5.87)	(6.65)	—	—
Service Class
Six Months Ended January 31, 2025 (unaudited)	$92.18	0.23	0.07 (h)	0.30	—	—
Year Ended July 31, 2024	$83.13	0.64	8.41	9.05	—	—
Year Ended July 31, 2023	$79.51	(0.12)	3.74	3.62	—	—
Year Ended July 31, 2022	$95.85	(2.09)	(14.25)	(16.34)	—	—
Year Ended July 31, 2021	$65.02	(2.40)	33.23	(30.83)	—	—
Year Ended July 31, 2020	$71.24	(1.45)	(4.77)	(6.22)	—	—

				Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return(b)		Gross Expenses(c)	Net Expenses(c)		Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)
Small-Cap Growth ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$113.97	(0.63)%		1.98%	1.78%		(0.20)%	$3,598	111%
Year Ended July 31, 2024	$116.48	16.26	%(e)	2.14%	1.78%		(0.49)%	$5,777	251%
Year Ended July 31, 2023	$101.00	2.38	%(f)	2.16%	1.84%		(0.47)%	$3,818	239%
Year Ended July 31, 2022	$102.43	(12.08	)%(g)	1.95%	1.92%		(0.87)%	$9,587	462%
Year Ended July 31, 2021	$126.49	46.72%		1.60%	1.60%		(0.81)%	$9,062	659%
Year Ended July 31, 2020	$86.21	(3.41)%		1.83%	1.83%		(0.80)%	$7,867	442%
Service Class
Six Months Ended January 31, 2025 (unaudited)	$84.40	(1.13)%		2.98%	2.78%		(1.20)%	$836	111%
Year Ended July 31, 2024	$87.16	15.10	%(e)	3.14%	2.78%		(1.49)%	$994	251%
Year Ended July 31, 2023	$76.53	1.38	%(f)	3.16%	2.84%		(1.47)%	$485	239%
Year Ended July 31, 2022	$79.28	(12.94	)%(g)	2.95%	2.92%		(1.87)%	$1,235	462%
Year Ended July 31, 2021	$101.09	45.24%		2.60%	2.60%		(1.81)%	$833	659%
Year Ended July 31, 2020	$69.60	(4.36)%		2.83%	2.83%		(1.80)%	$782	442%
Small-Cap ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$116.94	0.89%		2.13%	1.78%		1.22%	$4,144	72%
Year Ended July 31, 2024	$115.91	11.99	%(i)	2.44%	1.78%		1.46%	$4,265	641%
Year Ended July 31, 2023	$103.50	5.59	%(j)	2.76%	1.78%		0.69%	$5,370	546%
Year Ended July 31, 2022	$98.02	(16.22	)%(k)	2.18%	1.78%		(1.10)%	$2,627	137%
Year Ended July 31, 2021	$117.00	48.89%		2.03%	1.81%		(1.40)%	$9,241	115%
Year Ended July 31, 2020	$78.58	(7.80	)%(l)	2.42%	2.07	%(m)	(0.98)%	$3,030	109%
Service Class
Six Months Ended January 31, 2025 (unaudited)	$92.48	0.34%		3.13%	2.78%		0.22%	$633	72%
Year Ended July 31, 2024	$92.18	10.87	%(i)	3.44%	2.78%		0.46%	$761	641%
Year Ended July 31, 2023	$83.13	4.54	%(j)	3.76%	2.78%		(0.31)%	$348	546%
Year Ended July 31, 2022	$79.51	(17.05	)%(k)	3.18%	2.78%		(2.10)%	$320	137%
Year Ended July 31, 2021	$95.85	47.43%		3.03%	2.81%		(2.40)%	$668	115%
Year Ended July 31, 2020	$65.02	(8.74	)%(l)	3.42%	3.07	%(m)	(1.98)%	$237	109%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e)  During the year ended July 31, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.13%.

(f)  During the year ended July 31, 2023, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.21%.

(g)  During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.04%.

(h)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(i)  During the year ended July 31, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.14%.

(j)  During the year ended July 31, 2023, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.05%.

(k)  During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.06%.

(l)  During the year ended July 31, 2020, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.15%.

(m)  The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end.

See accompanying notes to the financial statements.

Financial Highlights :: 261

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Small-Cap Value ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$110.92	0.40	1.54 (e)	1.94	(1.02)	—	(1.02)
Year Ended July 31, 2024	$103.01	0.25	7.66 (f)	7.91	—	—	—
Year Ended July 31, 2023	$100.64	(0.32)	4.07	3.75	—	(1.38)	(1.38)
Year Ended July 31, 2022	$104.97	(0.02)	(4.11)	(4.13)	(0.20)	—	(0.20)
Year Ended July 31, 2021	$64.53	0.11	40.33	40.44	—	—	—
Year Ended July 31, 2020	$78.32	(0.16)	(13.57)	(13.73)	(0.06)	—	(0.06)
Service Class
Six Months Ended January 31, 2025 (unaudited)	$86.63	(0.04)	1.09 (e)	1.05	(0.53)	—	(0.53)
Year Ended July 31, 2024	$81.28	(0.52)	5.87 (f)	5.35	—	—	—
Year Ended July 31, 2023	$80.51	(1.08)	3.23	2.15	—	(1.38)	(1.38)
Year Ended July 31, 2022	$84.68	(0.86)	(3.31)	(4.17)	—	—	—
Year Ended July 31, 2021	$52.57	(0.67)	32.78	32.11	—	—	—
Year Ended July 31, 2020	$64.40	(0.74)	(11.09)	(11.83)	—	—	—
Technology UltraSector ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)(j)	$37.56	0.03	2.13	2.16	(0.11)	(3.67)	(3.78)
Year Ended July 31, 2024(j)	$29.11	0.09	8.48	8.57	—	(0.12)	(0.12)
Year Ended July 31, 2023(j)	$22.61	0.02	6.48	6.50	—	—	—
Year Ended July 31, 2022(j)	$31.19	(0.27)	(6.02)	(6.29)	—	(2.29)	(2.29)
Year Ended July 31, 2021(j)	$18.86	(0.23)	13.10	12.87	—	(0.54)	(0.54)
Year Ended July 31, 2020(j)(k)	$12.37	(0.07)	6.56	6.49	—	—	—
Service Class
Six Months Ended January 31, 2025 (unaudited)(j)	$29.25	(0.12)	1.68	1.56	—	(3.67)	(3.67)
Year Ended July 31, 2024(j)	$22.93	(0.16)	6.60	6.44	—	(0.12)	(0.12)
Year Ended July 31, 2023(j)	$17.99	(0.15)	5.09	4.94	—	—	—
Year Ended July 31, 2022(j)	$25.45	(0.50)	(4.67)	(5.17)	—	(2.29)	(2.29)
Year Ended July 31, 2021(j)	$15.62	(0.43)	10.80	10.37	—	(0.54)	(0.54)
Year Ended July 31, 2020(j)(k)	$10.35	(0.19)	5.46	5.27	—	—	—

				Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return(b)		Gross Expenses(c)	Net Expenses(c)		Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)
Small-Cap Value ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$111.84	1.76%		2.08%	1.78%		0.76%	$1,713	73%
Year Ended July 31, 2024	$110.92	7.68	%(g)	2.34%	1.82%		0.26%	$51,425	915%
Year Ended July 31, 2023	$103.01	3.88	%(h)	2.00%	1.98	%(i)	(0.34)%	$2,765	510%
Year Ended July 31, 2022	$100.64	(3.94)%		1.68%	1.68%		(0.02)%	$8,441	638%
Year Ended July 31, 2021	$104.97	62.67%		1.61%	1.61%		0.12%	$14,775	547%
Year Ended July 31, 2020	$64.53	(17.55)%		2.02%	2.02	%(i)	(0.22)%	$4,232	624%
Service Class
Six Months Ended January 31, 2025 (unaudited)	$87.15	1.22%		3.08%	2.78%		(0.24)%	$1,149	73%
Year Ended July 31, 2024	$86.63	6.58	%(g)	3.34%	2.82%		(0.74)%	$800	915%
Year Ended July 31, 2023	$81.28	2.83	%(h)	3.00%	2.98	%(i)	(1.34)%	$520	510%
Year Ended July 31, 2022	$80.51	(4.90)%		2.68%	2.68%		(1.02)%	$790	638%
Year Ended July 31, 2021	$84.68	61.08%		2.61%	2.61%		(0.88)%	$770	547%
Year Ended July 31, 2020	$52.57	(18.37)%		3.02%	3.02	%(i)	(1.22)%	$320	624%
Technology UltraSector ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)(j)	$35.94	5.28%		1.50%	1.50%		0.18%	$80,531	58%
Year Ended July 31, 2024(j)	$37.56	29.53%		1.52%	1.52%		0.29%	$86,309	116%
Year Ended July 31, 2023(j)	$29.11	28.72%		1.58%	1.58%		0.11%	$74,931	139%
Year Ended July 31, 2022(j)	$22.61	(22.70)%		1.48%	1.48%		(0.93)%	$44,187	51%
Year Ended July 31, 2021(j)	$31.19	69.21%		1.55%	1.55%		(0.97)%	$95,384	114%
Year Ended July 31, 2020(j)(k)	$18.86	52.51%		1.65%	1.65%		(0.51)%	$86,988	177%
Service Class
Six Months Ended January 31, 2025 (unaudited)(j)	$27.14	4.71%		2.50%	2.50%		(0.82)%	$3,892	58%
Year Ended July 31, 2024(j)	$29.25	28.20%		2.52%	2.52%		(0.71)%	$4,488	116%
Year Ended July 31, 2023(j)	$22.93	27.45%		2.58%	2.58%		(0.89)%	$4,815	139%
Year Ended July 31, 2022(j)	$17.99	(23.48)%		2.48%	2.48%		(1.93)%	$3,393	51%
Year Ended July 31, 2021(j)	$25.45	67.57%		2.55%	2.55%		(1.97)%	$6,454	114%
Year Ended July 31, 2020(j)(k)	$15.62	50.97%		2.65%	2.65%		(1.51)%	$2,858	177%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(g)  During the year ended July 31, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.13%.

(h)  During the year ended July 31, 2023, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.06%.

(i)  The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end.

(j)  As described in Note 9, share amounts have been adjusted for 4:1 share split that occurred on October 14, 2024.

(k)  As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.

See accompanying notes to the financial statements.

262 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraBear ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$11.43	0.15	(1.75)	(1.60)	(0.21)	—	(0.21)
Year Ended July 31, 2024	$16.28	0.52	(4.58)	(4.06)	(0.79)	—	(0.79)
Year Ended July 31, 2023	$20.70	0.50	(4.92)	(4.42)	—	—	—
Year Ended July 31, 2022	$21.42	(0.29)	(0.43)	(0.72)	—	—	—
Year Ended July 31, 2021(e)	$43.58	(0.53)	(21.48)	(22.01)	(0.15)	—	(0.15)
Year Ended July 31, 2020(e)	$76.76	(0.52)	(32.66)	(33.18)	—	—	—
Service Class
Six Months Ended January 31, 2025 (unaudited)	$10.04	0.11	(1.56)	(1.45)	(0.17)	—	(0.17)
Year Ended July 31, 2024	$14.39	0.40	(4.10)	(3.70)	(0.65)	—	(0.65)
Year Ended July 31, 2023	$18.33	0.40	(4.34)	(3.94)	—	—	—
Year Ended July 31, 2022	$19.19	(0.48)	(0.38)	(0.86)	—	—	—
Year Ended July 31, 2021(e)	$39.25	(0.81)	(19.25)	(20.06)	—	—	—
Year Ended July 31, 2020(e)	$69.86	(1.12)	(29.49)	(30.61)	—	—	—
UltraBull ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$127.39	0.66	19.00	19.66	—	(3.32)	(3.32)
Year Ended July 31, 2024	$94.19	1.05	33.03	34.08	(0.88)	—	(0.88)
Year Ended July 31, 2023	$90.03	0.54	10.71	11.25	(0.02)	(7.07)	(7.09)
Year Ended July 31, 2022	$112.96	(0.33)	(15.63)	(15.96)	—	(6.97)	(6.97)
Year Ended July 31, 2021	$72.03	(0.46)	51.97	51.51	(0.41)	(10.17)	(10.58)
Year Ended July 31, 2020	$67.93	0.06	4.37	4.43	(0.33)	—	(0.33)
Service Class
Six Months Ended January 31, 2025 (unaudited)	$94.62	0.14	13.80	13.94	—	(3.32)	(3.32)
Year Ended July 31, 2024	$70.23	0.31	24.14	24.45	(0.06)	—	(0.06)
Year Ended July 31, 2023	$69.92	(0.06)	7.44	7.38	—	(7.07)	(7.07)
Year Ended July 31, 2022	$90.15	(1.15)	(12.11)	(13.26)	—	(6.97)	(6.97)
Year Ended July 31, 2021	$59.40	(1.20)	42.12	40.92	—	(10.17)	(10.17)
Year Ended July 31, 2020	$56.36	(0.49)	3.53	3.04	—	—	—

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)
UltraBear ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$9.62	(14.11)%	2.01%	1.78%	2.98%	$4,553	—
Year Ended July 31, 2024	$11.43	(25.54)%	1.87%	1.78%	3.55%	$6,076	—
Year Ended July 31, 2023	$16.28	(21.35)%	1.82%	1.78%	2.44%	$9,454	—
Year Ended July 31, 2022	$20.70	(3.36)%	1.97%	1.78%	(1.40)%	$11,191	—
Year Ended July 31, 2021(e)	$21.42	(50.64)%	2.08%	1.78%	(1.77)%	$5,438	—
Year Ended July 31, 2020(e)	$43.58	(43.20)%	2.04%	1.78%	(0.80)%	$9,880	—
Service Class
Six Months Ended January 31, 2025 (unaudited)	$8.42	(14.56)%	3.01%	2.78%	1.98%	$325	—
Year Ended July 31, 2024	$10.04	(26.25)%	2.87%	2.78%	2.55%	$82	—
Year Ended July 31, 2023	$14.39	(21.58)%	2.38%	2.34%	1.88%	$22	—
Year Ended July 31, 2022	$18.33	(4.43)%	2.97%	2.78%	(2.40)%	$10	—
Year Ended July 31, 2021(e)	$19.19	(51.07)%	3.08%	2.78%	(2.77)%	$14	—
Year Ended July 31, 2020(e)	$39.25	(43.81)%	3.04%	2.78%	(1.80)%	$72	—
UltraBull ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$143.73	15.47%	1.40%	1.39%	0.95%	$169,070	83%
Year Ended July 31, 2024	$127.39	36.18%	1.50%	1.49%	1.03%	$142,971	217%
Year Ended July 31, 2023	$94.19	15.56%	1.52%	1.52%	0.69%	$114,312	100%
Year Ended July 31, 2022	$90.03	(14.96)%	1.46%	1.46%	(0.31)%	$101,714	16%
Year Ended July 31, 2021	$112.96	77.44%	1.51%	1.51%	(0.51)%	$128,079	31%
Year Ended July 31, 2020	$72.03	6.48%	1.60%	1.60%	0.09%	$99,875	151%
Service Class
Six Months Ended January 31, 2025 (unaudited)	$105.24	14.77%	2.39%	2.38%	(0.04)%	$2,092	83%
Year Ended July 31, 2024	$94.62	34.82%	2.50%	2.49%	0.03%	$2,321	217%
Year Ended July 31, 2023	$70.23	14.41%	2.52%	2.52%	(0.31)%	$3,754	100%
Year Ended July 31, 2022	$69.92	(15.80)%	2.46%	2.46%	(1.31)%	$2,036	16%
Year Ended July 31, 2021	$90.15	75.68%	2.51%	2.51%	(1.51)%	$2,785	31%
Year Ended July 31, 2020	$59.40	5.39%	2.60%	2.60%	(0.91)%	$1,808	151%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e)  As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.

See accompanying notes to the financial statements.

Financial Highlights :: 263

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraChina ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$19.53	(0.04)	4.08	4.04	(0.57)	—	(0.57)
Year Ended July 31, 2024	$35.75	0.18	(15.56)	(15.38)	(0.84)	—	(0.84)
Year Ended July 31, 2023(f)	$34.33	(0.17)	1.59	1.42	—	—	—
Year Ended July 31, 2022(f)	$118.04	(0.20)	(83.51)	(83.71)	—	—	—
Year Ended July 31, 2021(f)	$173.10	(2.30)	(52.76)	(55.06)	—	—	—
Year Ended July 31, 2020(f)	$114.20	(0.50)	59.50	59.00	(0.10)	—	(0.10)
Service Class
Six Months Ended January 31, 2025 (unaudited)	$16.81	(0.14)	3.55	3.41	(0.34)	—	(0.34)
Year Ended July 31, 2024	$30.78	(0.03)	(13.44)	(13.47)	(0.50)	—	(0.50)
Year Ended July 31, 2023(f)	$29.87	(0.44)	1.35	0.91	—	—	—
Year Ended July 31, 2022(f)	$103.68	(0.60)	(73.21)	(73.81)	—	—	—
Year Ended July 31, 2021(f)	$153.59	(4.20)	(45.71)	(49.91)	—	—	—
Year Ended July 31, 2020(f)	$102.33	(1.70)	52.96	51.26	—	—	—
UltraDow 30 ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$76.27	0.45	11.23	11.68	(0.70)	(1.14)	(1.84)
Year Ended July 31, 2024	$61.13	0.78	15.00	15.78	(0.64)	—	(0.64)
Year Ended July 31, 2023	$54.64	0.50	5.99	6.49	—	—	—
Year Ended July 31, 2022	$66.90	(0.08)	(7.91)	(7.99)	—	(4.27)	(4.27)
Year Ended July 31, 2021	$39.32	(0.24)	28.83	28.59	—	(1.01)	(1.01)
Year Ended July 31, 2020(g)	$47.25	0.11	(7.02)	(6.91)	(0.30)	(0.72)	(1.02)
Service Class
Six Months Ended January 31, 2025 (unaudited)	$63.21	0.11	9.22	9.33	(0.19)	(1.14)	(1.33)
Year Ended July 31, 2024	$50.88	0.24	12.31	12.55	(0.22)	—	(0.22)
Year Ended July 31, 2023	$45.93	0.06	4.89	4.95	—	—	—
Year Ended July 31, 2022	$57.42	(0.62)	(6.60)	(7.22)	—	(4.27)	(4.27)
Year Ended July 31, 2021	$34.20	(0.71)	24.94	24.23	—	(1.01)	(1.01)
Year Ended July 31, 2020(g)	$41.33	(0.27)	(6.14)	(6.41)	—	(0.72)	(0.72)

				Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)		Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)
UltraChina ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$23.00	21.20	%(e)	1.78%	1.78%	(0.33)%	$23,068	136%
Year Ended July 31, 2024	$19.53	(43.56)%		1.77%	1.77%	0.76%	$17,094	159%
Year Ended July 31, 2023(f)	$35.75	4.23%		1.81%	1.81%	(0.59)%	$24,128	222%
Year Ended July 31, 2022(f)	$34.33	(70.93)%		1.74%	1.74%	(0.37)%	$15,352	243%
Year Ended July 31, 2021(f)	$118.04	(31.83)%		1.67%	1.67%	(1.05)%	$17,626	255%
Year Ended July 31, 2020(f)	$173.10	51.69%		1.79%	1.79%	(0.42)%	$14,973	314%
Service Class
Six Months Ended January 31, 2025 (unaudited)	$19.88	20.60	%(e)	2.78%	2.78%	(1.33)%	$827	136%
Year Ended July 31, 2024	$16.81	(44.14)%		2.77%	2.77%	(0.24)%	$374	159%
Year Ended July 31, 2023(f)	$30.78	2.94%		2.80%	2.80%	(1.58)%	$1,208	222%
Year Ended July 31, 2022(f)	$29.87	(71.17)%		2.74%	2.74%	(1.37)%	$788	243%
Year Ended July 31, 2021(f)	$103.68	(32.49)%		2.67%	2.67%	(2.05)%	$423	255%
Year Ended July 31, 2020(f)	$153.59	50.15%		2.79%	2.79%	(1.42)%	$2,654	314%
UltraDow 30 ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$86.11	15.50%		1.47%	1.47%	1.12%	$45,943	20%
Year Ended July 31, 2024	$76.27	25.95%		1.58%	1.57%	1.21%	$37,746	28%
Year Ended July 31, 2023	$61.13	11.86%		1.62%	1.62%	0.94%	$29,992	31%
Year Ended July 31, 2022	$54.64	(13.07)%		1.54%	1.54%	(0.14)%	$32,075	10%
Year Ended July 31, 2021	$66.90	73.58%		1.59%	1.59%	(0.45)%	$39,210	16%
Year Ended July 31, 2020(g)	$39.32	(15.15)%		1.72%	1.72%	0.26%	$26,124	6%
Service Class
Six Months Ended January 31, 2025 (unaudited)	$71.21	14.92%		2.47%	2.47%	0.12%	$2,187	20%
Year Ended July 31, 2024	$63.21	24.72%		2.57%	2.56%	0.22%	$1,659	28%
Year Ended July 31, 2023	$50.88	10.75%		2.60%	2.60%	(0.04)%	$1,131	31%
Year Ended July 31, 2022	$45.93	(13.94)%		2.54%	2.54%	(1.14)%	$738	10%
Year Ended July 31, 2021	$57.42	71.85%		2.59%	2.59%	(1.45)%	$1,203	16%
Year Ended July 31, 2020(g)	$34.20	(15.95)%		2.72%	2.72%	(0.74)%	$648	6%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e)  During the six months ended January 31, 2025, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.16%.

(f)  As described in Note 9, share amounts have been adjusted for 1:10 reverse share split that occurred on March 6, 2023.

(g)  As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.
See accompanying notes to the financial statements.

264 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
UltraEmerging Markets ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$48.17	0.20	5.33	5.53	(0.78)	(0.78)
Year Ended July 31, 2024	$48.79	0.75	(0.58)	0.17	(0.79)	(0.79)
Year Ended July 31, 2023	$41.78	0.74	6.66	7.40	(0.39)	(0.39)
Year Ended July 31, 2022	$79.62	0.57	(38.41)	(37.84)	—	—
Year Ended July 31, 2021	$62.20	(0.56)	17.98	17.42	—	—
Year Ended July 31, 2020	$51.58	— (g)	10.62	10.62	—	—
Service Class
Six Months Ended January 31, 2025 (unaudited)	$43.17	(0.03)	4.86	4.83	(0.17)	(0.17)
Year Ended July 31, 2024	$43.74	0.35	(0.58)	(0.23)	(0.34)	(0.34)
Year Ended July 31, 2023	$37.48	0.38	5.88	6.26	—	—
Year Ended July 31, 2022	$72.13	0.02	(34.67)	(34.65)	—	—
Year Ended July 31, 2021	$56.90	(1.36)	16.59	15.23	—	—
Year Ended July 31, 2020	$47.65	(0.47)	9.72	9.25	—	—
UltraInternational ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$19.61	0.29	(1.26)	(0.97)	—	—
Year Ended July 31, 2024	$17.61	0.60	1.40 (j)	2.00	—	—
Year Ended July 31, 2023	$14.71	0.38	2.52	2.90	—	—
Year Ended July 31, 2022	$21.26	(0.29)	(6.26)	(6.55)	—	—
Year Ended July 31, 2021	$13.16	(0.32)	8.42	8.10	—	—
Year Ended July 31, 2020	$15.58	(0.09)	(2.33)	(2.42)	—	—
Service Class
Six Months Ended January 31, 2025 (unaudited)	$16.67	0.21	(1.11)	(0.90)	—	—
Year Ended July 31, 2024	$15.16	0.45	1.06 (j)	1.51	—	—
Year Ended July 31, 2023	$12.76	0.25	2.15	2.40	—	—
Year Ended July 31, 2022	$18.65	(0.46)	(5.43)	(5.89)	—	—
Year Ended July 31, 2021	$11.64	(0.48)	7.49	7.01	—	—
Year Ended July 31, 2020	$13.92	(0.22)	(2.06)	(2.28)	—	—

				Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return(b)		Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)		Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)
UltraEmerging Markets ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$52.92	11.68%		2.04%	1.78%	0.78%		$6,454	101%
Year Ended July 31, 2024	$48.17	0.47	%(e)	2.10%	1.78%	1.70%		$7,422	163%
Year Ended July 31, 2023	$48.79	17.98%		2.04%	1.82%	1.81%		$8,199	292%
Year Ended July 31, 2022	$41.78	(47.53	)%(f)	1.99%	1.92%	1.00%		$5,666	265%
Year Ended July 31, 2021	$79.62	28.02%		1.78%	1.77%	(0.64)%		$8,976	211%
Year Ended July 31, 2020	$62.20	20.59	%(h)	1.94%	1.85%	—	%(i)	$13,176	240%
Service Class
Six Months Ended January 31, 2025 (unaudited)	$47.83	11.21%		3.04%	2.78%	(0.22)%		$91	101%
Year Ended July 31, 2024	$43.17	(0.48	)%(e)	3.10%	2.78%	0.70%		$80	163%
Year Ended July 31, 2023	$43.74	16.73%		3.04%	2.82%	0.81%		$123	292%
Year Ended July 31, 2022	$37.48	(48.05	)%(f)	2.99%	2.92%	—	%(i)	$95	265%
Year Ended July 31, 2021	$72.13	26.78%		2.78%	2.77%	(1.64)%		$345	211%
Year Ended July 31, 2020	$56.90	19.41	%(h)	2.94%	2.85%	(1.00)%		$353	240%
UltraInternational ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$18.64	(4.95)%		2.33%	1.78%	3.08%		$2,987	—
Year Ended July 31, 2024	$19.61	11.36%		2.36%	1.78%	3.50%		$3,705	—
Year Ended July 31, 2023	$17.61	19.71%		2.27%	1.78%	2.49%		$5,184	—
Year Ended July 31, 2022	$14.71	(30.81)%		2.82%	1.78%	(1.55)%		$2,322	—
Year Ended July 31, 2021	$21.26	61.55%		2.31%	1.78%	(1.76)%		$3,101	—
Year Ended July 31, 2020	$13.16	(15.53)%		2.61%	1.87%	(0.60)%		$4,078	—
Service Class
Six Months Ended January 31, 2025 (unaudited)	$15.77	(5.40)%		3.33%	2.78%	2.08%		$45	—
Year Ended July 31, 2024	$16.67	9.96%		3.36%	2.78%	2.50%		$51	—
Year Ended July 31, 2023	$15.16	18.72%		3.27%	2.78%	1.49%		$232	—
Year Ended July 31, 2022	$12.76	(31.53)%		3.82%	2.78%	(2.55)%		$25	—
Year Ended July 31, 2021	$18.65	60.22%		3.31%	2.78%	(2.76)%		$51	—
Year Ended July 31, 2020	$11.64	(16.38)%		3.61%	2.87%	(1.60)%		$70	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e)  During the year ended July 31, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.32%.

(f)  During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.06%.

(g)  Amount is less than $0.005.

(h)  During the year ended July 31, 2020, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 1.01%.

(i)  Amount is less than 0.005%.

(j)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 265

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraJapan ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$52.06	0.73	(0.45)	0.28	—	—	—
Year Ended July 31, 2024	$40.37	1.61	13.88	15.49	(1.29)	(2.51)	(3.80)
Year Ended July 31, 2023	$28.05	0.66	11.66	12.32	—	—	—
Year Ended July 31, 2022	$31.75	(0.45)	1.09	0.64	—	(4.34)	(4.34)
Year Ended July 31, 2021	$20.81	(0.56)	11.50	10.94	—	—	—
Year Ended July 31, 2020	$21.87	(0.17)	(0.89)	(1.06)	—	—	—
Service Class
Six Months Ended January 31, 2025 (unaudited)	$40.65	0.53	(0.51)	0.03	—	—	—
Year Ended July 31, 2024	$32.21	1.25	10.73	11.98	(1.03)	(2.51)	(3.54)
Year Ended July 31, 2023	$22.60	0.42	9.19	9.61	—	—	—
Year Ended July 31, 2022	$26.53	(0.69)	1.10	0.41	—	(4.34)	(4.34)
Year Ended July 31, 2021	$17.56	(0.82)	9.79	8.97	—	—	—
Year Ended July 31, 2020	$18.64	(0.36)	(0.72)	(1.08)	—	—	—
UltraLatin America ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$14.44	0.30	(0.98)	(0.68)	(0.79)	—	(0.79)
Year Ended July 31, 2024	$19.16	0.88	(4.27)	(3.84)	(0.88)	—	(0.88)
Year Ended July 31, 2023	$14.68	1.25	4.74	5.99	(1.51)	—	(1.51)
Year Ended July 31, 2022	$19.08	1.13	(4.70)	(3.57)	(0.83)	—	(0.83)
Year Ended July 31, 2021	$10.61	0.18	8.38	8.56	(0.09)	—	(0.09)
Year Ended July 31, 2020	$31.86	0.28	(21.10)	(20.82)	(0.43)	—	(0.43)
Service Class
Six Months Ended January 31, 2025 (unaudited)	$13.92	0.23	(1.00)	(0.77)	(0.67)	—	(0.67)
Year Ended July 31, 2024	$18.60	0.71	(4.58)	(3.87)	(0.81)	—	(0.81)
Year Ended July 31, 2023	$14.20	1.11	4.60	5.71	(1.31)	—	(1.31)
Year Ended July 31, 2022	$18.34	0.97	(4.54)	(3.57)	(0.57)	—	(0.57)
Year Ended July 31, 2021	$10.26	0.04	8.06	8.10	(0.02)	—	(0.02)
Year Ended July 31, 2020	$30.71	0.12	(20.57)	(20.45)	—	—	—

				Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return(b)		Gross Expenses(c)	Net Expenses(c)		Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)
UltraJapan ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$52.34	0.54%		1.67%	1.66%		2.88%	$19,975	—
Year Ended July 31, 2024	$52.06	37.61%		1.77%	1.76%		3.36%	$24,157	—
Year Ended July 31, 2023	$40.37	43.92%		1.84%	1.78%		2.18%	$21,211	—
Year Ended July 31, 2022	$28.05	(0.05)%		1.81%	1.78%		(1.56)%	$12,750	—
Year Ended July 31, 2021	$31.75	52.57%		1.80%	1.78%		(1.77)%	$14,600	—
Year Ended July 31, 2020	$20.81	(4.85)%		1.94%	1.86%		(0.77)%	$10,556	—
Service Class
Six Months Ended January 31, 2025 (unaudited)	$40.68	0.05%		2.67%	2.66%		1.88%	$176	—
Year Ended July 31, 2024	$40.65	36.31%		2.74%	2.73%		2.39%	$176	—
Year Ended July 31, 2023	$32.21	42.52%		2.81%	2.75%		1.21%	$675	—
Year Ended July 31, 2022	$22.60	(1.04)%		2.81%	2.78%		(2.56)%	$115	—
Year Ended July 31, 2021	$26.53	51.08%		2.80%	2.78%		(2.77)%	$143	—
Year Ended July 31, 2020	$17.56	(5.79)%		2.94%	2.86%		(1.77)%	$109	—
UltraLatin America ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$12.97	(3.94)%		2.01%	1.82	%(e)	4.25%	$6,599	49%
Year Ended July 31, 2024	$14.44	(21.41)%		1.90%	1.84%		5.10%	$7,225	111%
Year Ended July 31, 2023	$19.16	44.70%		1.93%	1.93%		8.06%	$11,456	114%
Year Ended July 31, 2022	$14.68	(18.44	)%(f)	1.73%	1.73%		6.86%	$9,583	141%
Year Ended July 31, 2021	$19.08	80.78%		1.72%	1.72%		1.22%	$15,939	163%
Year Ended July 31, 2020	$10.61	(66.27	)%(g)	1.71%	1.71%		1.46%	$15,724	237%
Service Class
Six Months Ended January 31, 2025 (unaudited)	$12.48	(4.90)%		3.01%	2.82	%(e)	3.25%	$395	49%
Year Ended July 31, 2024	$13.92	(22.11)%		2.90%	2.84%		4.10%	$63	111%
Year Ended July 31, 2023	$18.60	43.62%		2.84%	2.84%		7.15%	$122	114%
Year Ended July 31, 2022	$14.20	(19.32	)%(f)	2.73%	2.73%		5.86%	$108	141%
Year Ended July 31, 2021	$18.34	78.96%		2.72%	2.72%		0.22%	$148	163%
Year Ended July 31, 2020	$10.26	(66.59	)%(g)	2.70%	2.70%		0.47%	$98	237%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e)  The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end.

(f)  During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.22%.

(g)  During the year ended July 31, 2020, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.68%.

See accompanying notes to the financial statements.

266 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraMid-Cap ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$68.68	0.35	3.21	3.56	(0.64)	(0.16)	(0.80)
Year Ended July 31, 2024	$57.42	0.54	11.06	11.60	(0.34)	—	(0.34)
Year Ended July 31, 2023	$52.47	0.25	4.70	4.95	—	—	—
Year Ended July 31, 2022	$66.78	(0.23)	(10.83)	(11.06)	—	(3.25)	(3.25)
Year Ended July 31, 2021	$32.83	(0.33)	34.28	33.95	—	—	—
Year Ended July 31, 2020	$44.23	(0.05)	(10.37)	(10.42)	(0.14)	(0.84)	(0.98)
Service Class
Six Months Ended January 31, 2025 (unaudited)	$52.86	0.08	2.40	2.48	(0.07)	(0.16)	(0.23)
Year Ended July 31, 2024	$44.60	0.09	8.41	8.50	(0.24)	—	(0.24)
Year Ended July 31, 2023	$41.17	(0.14)	3.57	3.43	—	—	—
Year Ended July 31, 2022	$53.58	(0.72)	(8.44)	(9.16)	—	(3.25)	(3.25)
Year Ended July 31, 2021	$26.59	(0.75)	27.74	26.99	—	—	—
Year Ended July 31, 2020	$36.24	(0.34)	(8.47)	(8.81)	—	(0.84)	(0.84)
UltraNasdaq-100 ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$101.39	0.24	16.99	17.23	—	—	—
Year Ended July 31, 2024	$73.77	0.50	27.59	28.09	(0.47)	—	(0.47)
Year Ended July 31, 2023	$58.68	0.19	17.02	17.21	—	(2.12)	(2.12)
Year Ended July 31, 2022	$99.86	(0.71)	(26.13)	(26.84)	—	(14.34)	(14.34)
Year Ended July 31, 2021(e)	$62.28	(0.82)	45.88	45.06	—	(7.48)	(7.48)
Year Ended July 31, 2020(e)	$39.32	(0.26)	25.83	25.57	—	(2.61)	(2.61)
Service Class
Six Months Ended January 31, 2025 (unaudited)	$70.05	(0.14)	11.62	11.48	—	—	—
Year Ended July 31, 2024	$51.26	(0.07)	18.86	18.79	— (f)	—	— (f)
Year Ended July 31, 2023	$42.12	(0.18)	11.44	11.26	—	(2.12)	(2.12)
Year Ended July 31, 2022	$76.18	(1.31)	(18.41)	(19.72)	—	(14.34)	(14.34)
Year Ended July 31, 2021(e)	$49.32	(1.43)	35.77	32.34	—	(7.48)	(7.48)
Year Ended July 31, 2020(e)	$31.89	(0.61)	20.65	20.04	—	(2.61)	(2.61)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)
UltraMid-Cap ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$71.44	5.27%	1.48%	1.48%	1.01%	$39,798	29%
Year Ended July 31, 2024	$68.68	20.30%	1.57%	1.57%	0.97%	$43,236	63%
Year Ended July 31, 2023	$57.42	9.41%	1.59%	1.59%	0.50%	$38,109	22%
Year Ended July 31, 2022	$52.47	(17.57)%	1.51%	1.51%	(0.38)%	$43,761	28%
Year Ended July 31, 2021	$66.78	103.44%	1.53%	1.53%	(0.62)%	$61,650	40%
Year Ended July 31, 2020	$32.83	(24.24)%	1.66%	1.66%	(0.12)%	$30,383	63%
Service Class
Six Months Ended January 31, 2025 (unaudited)	$55.11	4.74%	2.48%	2.48%	0.01%	$4,456	29%
Year Ended July 31, 2024	$52.86	19.15%	2.57%	2.57%	(0.03)%	$4,530	63%
Year Ended July 31, 2023	$44.60	8.33%	2.59%	2.59%	(0.50)%	$832	22%
Year Ended July 31, 2022	$41.17	(18.40)%	2.51%	2.51%	(1.38)%	$859	28%
Year Ended July 31, 2021	$53.58	101.47%	2.53%	2.53%	(1.61)%	$1,231	40%
Year Ended July 31, 2020	$26.59	(24.99)%	2.66%	2.66%	(1.12)%	$636	63%
UltraNasdaq-100 ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$118.62	16.99%	1.42%	1.42%	0.45%	$1,058,854	28%
Year Ended July 31, 2024	$101.39	38.03%	1.50%	1.50%	0.60%	$941,400	22%
Year Ended July 31, 2023	$73.77	32.59%	1.53%	1.53%	0.37%	$773,820	60%
Year Ended July 31, 2022	$58.68	(31.91)%	1.47%	1.47%	(0.87)%	$569,545	51%
Year Ended July 31, 2021(e)	$99.86	76.50%	1.51%	1.51%	(1.05)%	$1,096,713	29%
Year Ended July 31, 2020(e)	$62.28	67.62%	1.59%	1.59%	(0.58)%	$627,805	20%
Service Class
Six Months Ended January 31, 2025 (unaudited)	$81.53	16.39%	2.41%	2.41%	(0.54)%	$22,731	28%
Year Ended July 31, 2024	$70.05	36.66%	2.50%	2.50%	(0.40)%	$20,292	22%
Year Ended July 31, 2023	$51.26	31.25%	2.53%	2.53%	(0.63)%	$18,474	60%
Year Ended July 31, 2022	$42.12	(32.50)%	2.47%	2.47%	(1.87)%	$14,120	51%
Year Ended July 31, 2021(e)	$76.18	74.78%	2.51%	2.51%	(2.05)%	$23,558	29%
Year Ended July 31, 2020(e)	$49.32	65.95%	2.59%	2.59%	(1.58)%	$15,438	20%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e)  As described in Note 9, share amounts have been adjusted for 2:1 share split that occurred on December 14, 2020.

(f)  Amount is less than $0.005.

See accompanying notes to the financial statements.

Financial Highlights :: 267

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
UltraShort China ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$7.08	0.08	(3.01)	(2.93)	(0.52)	(0.52)	$3.63
Year Ended July 31, 2024	$5.45	0.24	1.61	1.85	(0.22)	(0.22)	$7.08
Year Ended July 31, 2023	$12.64	0.24	(7.43)	(7.19)	—	—	$5.45
Year Ended July 31, 2022	$17.80	(0.29)	(4.87)	(5.16)	—	—	$12.64
Year Ended July 31, 2021	$20.11	(0.22)	(2.09)	(2.31)	—	—	$17.80
Year Ended July 31, 2020	$47.15	(0.14)	(26.71)	(26.85)	(0.19)	(0.19)	$20.11
Service Class
Six Months Ended January 31, 2025 (unaudited)	$6.10	0.06	(2.59)	(2.53)	(0.49)	(0.49)	$3.08
Year Ended July 31, 2024	$4.73	0.18	1.37	1.55	(0.18)	(0.18)	$6.10
Year Ended July 31, 2023	$11.02	0.18	(6.47)	(6.29)	—	—	$4.73
Year Ended July 31, 2022	$15.63	(0.46)	(4.15)	(4.61)	—	—	$11.02
Year Ended July 31, 2021	$17.88	(0.34)	(1.91)	(2.25)	—	—	$15.63
Year Ended July 31, 2020	$42.12	(0.48)	(23.76)	(24.24)	—	—	$17.88
UltraShort Dow 30 ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$13.62	0.19	(2.05)	(1.86)	(0.66)	(0.66)	$11.10
Year Ended July 31, 2024	$17.08	0.56	(3.67)	(3.11)	(0.35)	(0.35)	$13.62
Year Ended July 31, 2023	$20.36	0.44	(3.72)	(3.28)	—	—	$17.08
Year Ended July 31, 2022	$20.44	(0.30)	0.22	(0.08)	—	—	$20.36
Year Ended July 31, 2021(e)	$40.04	(0.49)	(19.11)	(19.60)	—	—	$20.44
Year Ended July 31, 2020(e)	$60.15	(0.56)	(19.35)	(19.91)	(0.20)	(0.20)	$40.04
Service Class
Six Months Ended January 31, 2025 (unaudited)	$11.62	0.13	(1.77)	(1.64)	(0.42)	(0.42)	$9.56
Year Ended July 31, 2024	$14.67	0.42	(3.21)	(2.79)	(0.26)	(0.26)	$11.62
Year Ended July 31, 2023	$17.62	0.28	(3.23)	(2.95)	—	—	$14.67
Year Ended July 31, 2022	$17.86	(0.47)	0.23	(0.24)	—	—	$17.62
Year Ended July 31, 2021(e)	$35.34	(0.74)	(16.74)	(17.48)	—	—	$17.86
Year Ended July 31, 2020(e)	$53.45	(1.00)	(17.11)	(18.11)	—	—	$35.34

		Ratios to Average Net Assets			Supplemental Data
	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)
UltraShort China ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	(42.66)%	3.79%	1.78%	3.33%	$1,754	—
Year Ended July 31, 2024	34.30%	3.25%	1.78%	3.51%	$968	—
Year Ended July 31, 2023	(56.88)%	3.47%	1.78%	2.71%	$3,071	—
Year Ended July 31, 2022	(28.99)%	2.57%	1.78%	(1.53)%	$1,470	—
Year Ended July 31, 2021	(11.49)%	4.54%	1.78%	(1.77)%	$2,341	—
Year Ended July 31, 2020	(57.12)%	2.83%	1.78%	(0.37)%	$625	—
Service Class
Six Months Ended January 31, 2025 (unaudited)	(42.87)%	4.79%	2.78%	4.33%	$31	—
Year Ended July 31, 2024	32.77%	4.20%	2.73%	2.56%	$19	—
Year Ended July 31, 2023	(56.99)%	4.15%	2.46%	2.03%	$3	—
Year Ended July 31, 2022	(29.58)%	3.57%	2.78%	(2.53)%	$10	—
Year Ended July 31, 2021	(12.52)%	5.54%	2.78%	(2.77)%	$6	—
Year Ended July 31, 2020	(57.53)%	3.83%	2.78%	(1.37)%	$10	—
UltraShort Dow 30 ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	(14.05)%	3.30%	1.78%	2.95%	$2,009	—
Year Ended July 31, 2024	(18.44)%	2.76%	1.78%	3.53%	$1,916	—
Year Ended July 31, 2023	(16.11)%	2.70%	1.78%	2.26%	$3,001	—
Year Ended July 31, 2022	(0.39)%	2.65%	1.78%	(1.48)%	$2,491	—
Year Ended July 31, 2021(e)	(48.95)%	2.47%	1.78%	(1.77)%	$2,916	—
Year Ended July 31, 2020(e)	(33.21)%	2.17%	1.78%	(1.01)%	$5,293	—
Service Class
Six Months Ended January 31, 2025 (unaudited)	(14.44)%	4.30%	2.78%	1.95%	$48	—
Year Ended July 31, 2024	(19.23)%	3.76%	2.78%	2.53%	$42	—
Year Ended July 31, 2023	(16.74)%	3.60%	2.68%	1.36%	$44	—
Year Ended July 31, 2022	(1.34)%	3.65%	2.78%	(2.48)%	$156	—
Year Ended July 31, 2021(e)	(49.43)%	3.47%	2.78%	(2.77)%	$111	—
Year Ended July 31, 2020(e)	(33.91)%	3.17%	2.78%	(2.01)%	$316	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e)  As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.

See accompanying notes to the financial statements.

268 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
UltraShort Emerging Markets ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$16.77	0.21	(3.08)	(2.87)	(0.21)	(0.21)	$13.69
Year Ended July 31, 2024	$19.62	0.73	(2.21)	(1.48)	(1.37)	(1.37)	$16.77
Year Ended July 31, 2023	$28.93	0.63	(9.94)	(9.31)	—	—	$19.62
Year Ended July 31, 2022	$23.19	(0.39)	6.13	5.74	—	—	$28.93
Year Ended July 31, 2021(e)	$39.50	(0.45)	(15.86)	(16.31)	—	—	$23.19
Year Ended July 31, 2020(e)	$75.75	(0.40)	(35.57)	(35.97)	(0.28)	(0.28)	$39.50
Service Class
Six Months Ended January 31, 2025 (unaudited)	$14.98	0.14	(2.81)	(2.67)	(0.10)	(0.10)	$12.21
Year Ended July 31, 2024	$17.34	0.55	(2.04)	(1.49)	(0.87)	(0.87)	$14.98
Year Ended July 31, 2023	$25.83	0.39	(8.88)	(8.49)	—	—	$17.34
Year Ended July 31, 2022	$20.93	(0.63)	5.53	4.90	—	—	$25.83
Year Ended July 31, 2021(e)	$35.98	(0.69)	(14.36)	(15.05)	—	—	$20.93
Year Ended July 31, 2020(e)	$69.37	(1.00)	(32.29)	(33.39)	—	—	$35.98
UltraShort International ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$16.86	0.25	0.32	0.57	(0.47)	(0.47)	$16.96
Year Ended July 31, 2024	$19.74	0.68	(2.82)	(2.14)	(0.74)	(0.74)	$16.86
Year Ended July 31, 2023	$26.52	0.55	(7.33)	(6.78)	—	—	$19.74
Year Ended July 31, 2022	$22.38	(0.34)	4.48	4.14	—	—	$26.52
Year Ended July 31, 2021(e)	$42.06	(0.51)	(19.17)	(19.68)	—	—	$22.38
Year Ended July 31, 2020(e)	$54.21	(0.48)	(11.27)	(11.75)	(0.40)	(0.40)	$42.06
Service Class
Six Months Ended January 31, 2025 (unaudited)	$14.84	0.17	0.24	0.41	—	—	$15.25
Year Ended July 31, 2024	$17.32	0.51	(2.56)	(2.05)	(0.43)	(0.43)	$14.84
Year Ended July 31, 2023	$23.51	0.34	(6.53)	(6.19)	—	—	$17.32
Year Ended July 31, 2022	$20.04	(0.57)	4.04	3.47	—	—	$23.51
Year Ended July 31, 2021(e)	$38.07	(0.78)	(17.25)	(18.03)	—	—	$20.04
Year Ended July 31, 2020(e)	$49.12	(0.96)	(10.09)	(11.05)	—	—	$38.07

		Ratios to Average Net Assets			Supplemental Data
	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)
UltraShort Emerging Markets ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	(17.24)%	5.14%	1.78%	2.74%	$671	—
Year Ended July 31, 2024	(8.31)%	5.74%	1.78%	3.52%	$349	—
Year Ended July 31, 2023	(32.18)%	3.67%	1.78%	2.28%	$312	—
Year Ended July 31, 2022	24.75%	3.73%	1.78%	(1.43)%	$1,247	—
Year Ended July 31, 2021(e)	(41.26)%	5.39%	1.78%	(1.77)%	$562	—
Year Ended July 31, 2020(e)	(47.64)%	2.90%	1.78%	(0.60)%	$974	—
Service Class
Six Months Ended January 31, 2025 (unaudited)	(17.81)%	6.13%	2.77%	1.75%	$11	—
Year Ended July 31, 2024	(9.27)%	6.74%	2.78%	2.52%	$13	—
Year Ended July 31, 2023	(32.86)%	4.67%	2.78%	1.28%	$13	—
Year Ended July 31, 2022	23.52%	4.73%	2.78%	(2.43)%	$31	—
Year Ended July 31, 2021(e)	(41.89)%	6.39%	2.78%	(2.77)%	$31	—
Year Ended July 31, 2020(e)	(48.10)%	3.90%	2.78%	(1.60)%	$62	—
UltraShort International ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	3.16%	2.78%	1.78%	2.81%	$3,970	—
Year Ended July 31, 2024	(11.20)%	2.93%	1.78%	3.50%	$2,097	—
Year Ended July 31, 2023	(25.57)%	2.45%	1.78%	2.19%	$2,569	—
Year Ended July 31, 2022	18.50%	2.60%	1.78%	(1.41)%	$2,640	—
Year Ended July 31, 2021(e)	(46.82)%	3.13%	1.78%	(1.77)%	$1,631	—
Year Ended July 31, 2020(e)	(21.67)%	2.83%	1.78%	(0.95)%	$2,445	—
Service Class
Six Months Ended January 31, 2025 (unaudited)	2.76%	3.78%	2.78%	1.81%	$19	—
Year Ended July 31, 2024	(12.25)%	3.93%	2.78%	2.50%	$4	—
Year Ended July 31, 2023	(26.31)%	3.45%	2.78%	1.19%	$4	—
Year Ended July 31, 2022	17.30%	3.60%	2.78%	(2.41)%	$6	—
Year Ended July 31, 2021(e)	(47.32)%	4.14%	2.79%	(2.78)%	$5	—
Year Ended July 31, 2020(e)	(22.48)%	3.83%	2.78%	(1.95)%	$10	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e)  As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.
See accompanying notes to the financial statements.

Financial Highlights :: 269

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
UltraShort Japan ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)(e)	$47.65	0.69	(5.57	)(f)	(4.88)	(3.78)	(3.78)	$38.99
Year Ended July 31, 2024(e)	$67.66	1.80	(20.71)		(18.91)	(1.10)	(1.10)	$47.65
Year Ended July 31, 2023(e)	$101.79	1.90	(36.03)		(34.13)	—	—	$67.66
Year Ended July 31, 2022(e)	$125.31	(1.80)	(21.72)		(23.52)	—	—	$101.79
Year Ended July 31, 2021(e)	$222.35	(2.60)	(94.44)		(97.04)	—	—	$125.31
Year Ended July 31, 2020(e)	$323.43	(1.80)	(99.28)		(101.08)	—	—	$222.35
Service Class
Six Months Ended January 31, 2025 (unaudited)(e)	$38.92	0.50	(0.36	)(f)	0.14	—	—	$39.06
Year Ended July 31, 2024(e)	$60.45	1.30	(19.30)		(18.00)	—	—	$38.92
Year Ended July 31, 2023(e)	$92.00	1.20	(32.75)		(31.55)	—	—	$60.45
Year Ended July 31, 2022(e)	$111.49	(2.80)	(16.69)		(19.49)	—	—	$92.00
Year Ended July 31, 2021(e)	$203.18	(3.70)	(87.99)		(91.69)	—	—	$111.49
Year Ended July 31, 2020(e)	$292.43	(4.40)	(84.85)		(89.25)	—	—	$203.18
UltraShort Latin America ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)(h)	$45.28	0.65	(0.83)		(0.18)	(1.73)	(1.73)	$43.37
Year Ended July 31, 2024(h)	$39.83	1.36	4.97		6.33	(0.88)	(0.88)	$45.28
Year Ended July 31, 2023(h)	$73.41	1.36	(34.94)		(33.58)	—	—	$39.83
Year Ended July 31, 2022(h)	$82.12	(1.20)	(7.51)		(8.71)	—	—	$73.41
Year Ended July 31, 2021(h)	$221.36	(2.56)	(136.68)		(139.24)	—	—	$82.12
Year Ended July 31, 2020(h)	$221.68	(2.40)	2.80		0.40	(0.72)	(0.72)	$221.36
Service Class
Six Months Ended January 31, 2025 (unaudited)(h)	$39.61	0.45	(0.58)		(0.13)	(1.46)	(1.46)	$38.02
Year Ended July 31, 2024(h)	$34.15	1.04	4.42		5.46	—	—	$39.61
Year Ended July 31, 2023(h)	$63.70	0.80	(30.35)		(29.55)	—	—	$34.15
Year Ended July 31, 2022(h)	$71.87	(2.00)	(6.17)		(8.17)	—	—	$63.70
Year Ended July 31, 2021(h)	$196.01	(3.76)	(120.38)		(124.14)	—	—	$71.87
Year Ended July 31, 2020(h)	$197.74	(5.52)	3.79		(1.73)	—	—	$196.01

		Ratios to Average Net Assets			Supplemental Data
	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)		Portfolio Turnover Rate(b)(d)
UltraShort Japan ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)(e)	(10.34)%	6.31%	1.78%	2.95%	$409		—
Year Ended July 31, 2024(e)	(28.39)%	5.02%	1.78%	3.26%	$1,304		—
Year Ended July 31, 2023(e)	(33.50)%	7.36%	1.78%	2.30%	$961		—
Year Ended July 31, 2022(e)	(18.75)%	10.76%	1.78%	(1.54)%	$199		—
Year Ended July 31, 2021(e)	(43.63)%	8.91%	1.78%	(1.77)%	$233		—
Year Ended July 31, 2020(e)	(31.26)%	4.87%	1.78%	(0.64)%	$842		—
Service Class
Six Months Ended January 31, 2025 (unaudited)(e)	(6.58)%	7.25%	2.72%	2.01%	$28		—
Year Ended July 31, 2024(e)	(29.03)%	6.02%	2.78%	2.26%	$—	(g)	—
Year Ended July 31, 2023(e)	(34.26)%	8.36%	2.78%	1.30%	$1		—
Year Ended July 31, 2022(e)	(19.71)%	11.76%	2.78%	(2.54)%	$1		—
Year Ended July 31, 2021(e)	(44.23)%	9.91%	2.78%	(2.77)%	$29		—
Year Ended July 31, 2020(e)	(31.87)%	5.87%	2.78%	(1.64)%	$2		—
UltraShort Latin America ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)(h)	(0.88)%	3.97%	1.78%	2.87%	$1,081		—
Year Ended July 31, 2024(h)	16.68%	3.71%	1.78%	3.43%	$1,410		—
Year Ended July 31, 2023(h)	(45.75)%	3.95%	1.78%	2.42%	$1,721		—
Year Ended July 31, 2022(h)	(10.61)%	4.14%	1.78%	(1.48)%	$1,796		—
Year Ended July 31, 2021(h)	(62.88)%	3.28%	1.78%	(1.77)%	$804		—
Year Ended July 31, 2020(h)	0.22%	2.31%	1.78%	(0.87)%	$3,138		—
Service Class
Six Months Ended January 31, 2025 (unaudited)(h)	(0.79)%	4.96%	2.77%	1.88%	$18		—
Year Ended July 31, 2024(h)	15.65%	4.71%	2.78%	2.43%	$85		—
Year Ended July 31, 2023(h)	(46.30)%	4.95%	2.78%	1.42%	$3		—
Year Ended July 31, 2022(h)	(11.44)%	5.14%	2.78%	(2.48)%	$8		—
Year Ended July 31, 2021(h)	(63.24)%	4.28%	2.78%	(2.77)%	$9		—
Year Ended July 31, 2020(h)	(0.85)%	3.31%	2.78%	(1.87)%	$35		—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e)  As described in Note 9, share amounts have been adjusted for 1:10 reverse share split that occurred on October 14, 2024.

(f)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(g)  Amount is less than $500.

(h)  As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on October 14, 2024.

See accompanying notes to the financial statements.

270 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
UltraShort Mid-Cap ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$31.08	0.42	(2.82)	(2.40)	(1.48)	(1.48)	$27.20
Year Ended July 31, 2024	$40.62	1.40	(9.16)	(7.76)	(1.78)	(1.78)	$31.08
Year Ended July 31, 2023(e)	$51.24	1.13	(11.75)	(10.62)	—	—	$40.62
Year Ended July 31, 2022(e)	$53.58	(0.80)	(1.54)	(2.34)	—	—	$51.24
Year Ended July 31, 2021(e)	$131.61	(1.40)	(76.63)	(78.03)	—	—	$53.58
Year Ended July 31, 2020(e)	$198.15	(2.00)	(63.74)	(65.74)	(0.80)	(0.80)	$131.61
Service Class
Six Months Ended January 31, 2025 (unaudited)	$26.84	0.29	(2.44)	(2.15)	(1.19)	(1.19)	$23.50
Year Ended July 31, 2024	$35.10	1.05	(8.09)	(7.04)	(1.22)	(1.22)	$26.84
Year Ended July 31, 2023(e)	$44.77	0.70	(10.37)	(9.67)	—	—	$35.10
Year Ended July 31, 2022(e)	$47.28	(1.30)	(1.21)	(2.51)	—	—	$44.77
Year Ended July 31, 2021(e)	$117.12	(2.10)	(67.74)	(69.84)	—	—	$47.28
Year Ended July 31, 2020(e)	$177.19	(3.70)	(56.37)	(60.07)	—	—	$117.12
UltraShort Nasdaq-100 ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$31.51	0.41	(6.26)	(5.85)	(1.50)	(1.50)	$24.16
Year Ended July 31, 2024	$48.40	1.41	(15.89)	(14.48)	(2.41)	(2.41)	$31.51
Year Ended July 31, 2023(g)	$78.98	1.97	(32.53)	(30.56)	(0.02)	(0.02)	$48.40
Year Ended July 31, 2022(g)	$78.50	(0.90)	1.38	0.48	—	—	$78.98
Year Ended July 31, 2021(g)(h)	$179.00	(2.05)	(98.35)	(100.40)	(0.10)	(0.10)	$78.50
Year Ended July 31, 2020(g)(h)	$507.75	(2.80)	(324.35)	(327.15)	(1.60)	(1.60)	$179.00
Service Class
Six Months Ended January 31, 2025 (unaudited)	$29.27	0.28	(5.92)	(5.64)	(1.14)	(1.14)	$22.49
Year Ended July 31, 2024	$44.91	1.03	(14.83)	(13.80)	(1.84)	(1.84)	$29.27
Year Ended July 31, 2023(g)	$73.94	1.23	(30.26)	(29.03)	—	—	$44.91
Year Ended July 31, 2022(g)	$74.25	(1.60)	1.29	(0.31)	—	—	$73.94
Year Ended July 31, 2021(g)(h)	$171.01	(3.20)	(93.56)	(96.76)	—	—	$74.25
Year Ended July 31, 2020(g)(h)	$488.16	(6.40)	(310.75)	(317.15)	—	—	$171.01

		Ratios to Average Net Assets				Supplemental Data
	Total Return(b)	Gross Expenses(c)	Net Expenses(c)		Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)
UltraShort Mid-Cap ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	(8.04)%	5.54%	1.78%		2.77%	$520	—
Year Ended July 31, 2024	(19.79)%	5.07%	1.78%		3.48%	$532	—
Year Ended July 31, 2023(e)	(20.66)%	3.54%	1.78%		2.31%	$975	—
Year Ended July 31, 2022(e)	(4.48)%	3.56%	1.78%		(1.50)%	$1,424	—
Year Ended July 31, 2021(e)	(59.27)%	3.22%	1.78%		(1.77)%	$1,443	—
Year Ended July 31, 2020(e)	(33.28)%	2.94%	1.78%		(1.04)%	$2,728	—
Service Class
Six Months Ended January 31, 2025 (unaudited)	(8.30)%	6.54%	2.78%		1.77%	$20	—
Year Ended July 31, 2024	(20.62)%	6.07%	2.78%		2.48%	$21	—
Year Ended July 31, 2023(e)	(21.63)%	4.54%	2.78%		1.31%	$42	—
Year Ended July 31, 2022(e)	(5.29)%	4.56%	2.78%		(2.50)%	$53	—
Year Ended July 31, 2021(e)	(59.61)%	4.22%	2.78%		(2.77)%	$20	—
Year Ended July 31, 2020(e)	(33.92)%	3.94%	2.78%		(2.04)%	$21	—
UltraShort Nasdaq-100 ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	(18.78)%	2.13%	1.88	%(f)	2.93%	$10,099	—
Year Ended July 31, 2024	(31.02)%	2.01%	1.88%		3.42%	$9,819	—
Year Ended July 31, 2023(g)	(38.71)%	1.66%	1.66%		2.50%	$16,415	—
Year Ended July 31, 2022(g)	0.64%	1.68%	1.68%		(1.09)%	$100,824	—
Year Ended July 31, 2021(g)(h)	(55.87)%	1.78%	1.78%		(1.76)%	$9,281	—
Year Ended July 31, 2020(g)(h)	(64.81)%	1.82%	1.82%		(0.84)%	$9,454	—
Service Class
Six Months Ended January 31, 2025 (unaudited)	(19.39)%	3.13%	2.88	%(f)	1.93%	$33	—
Year Ended July 31, 2024	(31.66)%	2.97%	2.84%		2.46%	$46	—
Year Ended July 31, 2023(g)	(39.26)%	2.64%	2.64%		1.52%	$69	—
Year Ended July 31, 2022(g)	(0.40)%	2.68%	2.68%		(2.09)%	$168	—
Year Ended July 31, 2021(g)(h)	(56.43)%	2.78%	2.78%		(2.76)%	$184	—
Year Ended July 31, 2020(g)(h)	(65.08)%	2.82%	2.82%		(1.84)%	$174	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e)  As described in Note 9, share amounts have been adjusted for 1:10 reverse share split that occurred on March 6, 2023.

(f)  The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end.

(g)  As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on March 13, 2023.

(h)  As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on December 14, 2020.

See accompanying notes to the financial statements.

Financial Highlights :: 271

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
UltraShort Small-Cap ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)(e)	$48.11	0.71	(2.76)	(2.05)	(1.96)	(1.96)	$44.10
Year Ended July 31, 2024(e)	$64.97	2.30	(16.36)	(14.06)	(2.80)	(2.80)	$48.11
Year Ended July 31, 2023(e)	$80.62	2.00	(17.65)	(15.65)	—	—	$64.97
Year Ended July 31, 2022(e)	$72.75	(1.10)	8.97	7.87	—	—	$80.62
Year Ended July 31, 2021(e)	$201.20	(1.80)	(126.65)	(128.45)	—	—	$72.75
Year Ended July 31, 2020(e)	$307.78	(3.00)	(102.78)	(105.78)	(0.80)	(0.80)	$201.20
Service Class
Six Months Ended January 31, 2025 (unaudited)(e)	$43.33	0.49	(2.57)	(2.08)	(1.49)	(1.49)	$39.76
Year Ended July 31, 2024(e)	$58.63	1.70	(14.90)	(13.20)	(2.10)	(2.10)	$43.33
Year Ended July 31, 2023(e)	$73.60	1.20	(16.17)	(14.97)	—	—	$58.63
Year Ended July 31, 2022(e)	$67.07	(1.80)	8.33	6.53	—	—	$73.60
Year Ended July 31, 2021(e)	$187.34	(2.80)	(117.47)	(120.27)	—	—	$67.07
Year Ended July 31, 2020(e)	$288.35	(5.70)	(95.31)	(101.01)	—	—	$187.34
UltraSmall-Cap ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$71.97	0.37	(1.81)	(1.44)	(0.71)	(0.71)	$69.82
Year Ended July 31, 2024	$62.24	0.45	9.72	10.17	(0.44)	(0.44)	$71.97
Year Ended July 31, 2023	$60.08	0.28	1.88	2.16	—	—	$62.24
Year Ended July 31, 2022	$89.55	(0.55)	(28.92)	(29.47)	—	—	$60.08
Year Ended July 31, 2021	$41.81	(0.81)	48.55	47.74	—	—	$89.55
Year Ended July 31, 2020	$57.95	(0.25)	(15.89)	(16.14)	—	—	$41.81
Service Class
Six Months Ended January 31, 2025 (unaudited)	$56.85	0.10	(1.49)	(1.39)	(0.25)	(0.25)	$55.21
Year Ended July 31, 2024	$49.40	(0.01)	7.56	7.55	(0.10)	(0.10)	$56.85
Year Ended July 31, 2023	$48.18	(0.16)	1.38	1.22	—	—	$49.40
Year Ended July 31, 2022	$72.53	(1.19)	(23.16)	(24.35)	—	—	$48.18
Year Ended July 31, 2021	$34.20	(1.46)	39.79	38.33	—	—	$72.53
Year Ended July 31, 2020	$47.88	(0.64)	(13.04)	(13.68)	—	—	$34.20

		Ratios to Average Net Assets			Supplemental Data
	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)
UltraShort Small-Cap ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)(e)	(4.43)%	2.65%	1.78%	2.94%	$2,208	—
Year Ended July 31, 2024(e)	(22.36)%	2.38%	1.78%	3.46%	$2,818	—
Year Ended July 31, 2023(e)	(19.35)%	2.19%	1.78%	2.47%	$5,009	—
Year Ended July 31, 2022(e)	10.87%	2.32%	1.78%	(1.46)%	$4,194	—
Year Ended July 31, 2021(e)	(63.87)%	2.10%	1.78%	(1.77)%	$8,081	—
Year Ended July 31, 2020(e)	(34.44)%	2.16%	1.78%	(1.04)%	$7,746	—
Service Class
Six Months Ended January 31, 2025 (unaudited)(e)	(4.87)%	3.65%	2.78%	1.94%	$129	—
Year Ended July 31, 2024(e)	(23.13)%	3.38%	2.78%	2.46%	$106	—
Year Ended July 31, 2023(e)	(20.38)%	3.19%	2.78%	1.47%	$120	—
Year Ended July 31, 2022(e)	9.69%	3.32%	2.78%	(2.46)%	$159	—
Year Ended July 31, 2021(e)	(64.19)%	3.10%	2.78%	(2.77)%	$508	—
Year Ended July 31, 2020(e)	(35.07)%	3.16%	2.78%	(2.04)%	$174	—
UltraSmall-Cap ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	(1.96)%	1.56%	1.56%	1.06%	$50,816	30%
Year Ended July 31, 2024	16.45%	1.71%	1.70%	0.79%	$57,725	46%
Year Ended July 31, 2023	3.58%	1.67%	1.67%	0.51%	$50,344	97%
Year Ended July 31, 2022	(32.91)%	1.60%	1.60%	(0.72)%	$52,577	46%
Year Ended July 31, 2021	114.21%	1.62%	1.62%	(1.04)%	$100,147	27%
Year Ended July 31, 2020	(27.85)%	1.80%	1.80%	(0.52)%	$33,767	143%
Service Class
Six Months Ended January 31, 2025 (unaudited)	(2.45)%	2.55%	2.55%	0.07%	$503	30%
Year Ended July 31, 2024	15.29%	2.71%	2.70%	(0.21)%	$554	46%
Year Ended July 31, 2023	2.53%	2.67%	2.67%	(0.49)%	$183	97%
Year Ended July 31, 2022	(33.56)%	2.60%	2.60%	(1.72)%	$235	46%
Year Ended July 31, 2021	112.08%	2.62%	2.62%	(2.04)%	$994	27%
Year Ended July 31, 2020	(28.57)%	2.80%	2.80%	(1.52)%	$263	143%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e)  As described in Note 9, share amounts have been adjusted for 1:10 reverse share split that occurred on October 14, 2024.

See accompanying notes to the financial statements.

272 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Total Distributions	Net Asset Value, End of Period
U.S. Government Plus ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$36.03	0.57	(3.57)	(3.00)	(0.56)		(0.56)	$32.47
Year Ended July 31, 2024	$39.69	1.29	(3.62)	(2.33)	(1.33)		(1.33)	$36.03
Year Ended July 31, 2023	$50.72	0.96	(11.24)	(10.28)	(0.75)		(0.75)	$39.69
Year Ended July 31, 2022	$69.24	(0.77)	(17.75)	(18.52)	—		—	$50.72
Year Ended July 31, 2021	$85.98	(0.83)	(15.91)	(16.74)	—		—	$69.24
Year Ended July 31, 2020	$60.08	0.06	26.01	26.07	(0.17)		(0.17)	$85.98
Service Class
Six Months Ended January 31, 2025 (unaudited)	$32.36	0.41	(3.25)	(2.84)	(0.34)		(0.34)	$29.18
Year Ended July 31, 2024	$35.59	0.97	(3.33)	(2.36)	(0.87)		(0.87)	$32.36
Year Ended July 31, 2023	$45.48	0.58	(10.20)	(9.62)	(0.27)		(0.27)	$35.59
Year Ended July 31, 2022	$62.71	(1.36)	(15.87)	(17.23)	—		—	$45.48
Year Ended July 31, 2021	$78.67	(1.50)	(14.46)	(15.96)	—		—	$62.71
Year Ended July 31, 2020	$55.37	(0.62)	23.92	23.30	—	(g)	— (g)	$78.67
Utilities UltraSector ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	$65.66	0.64	5.98	6.62	(0.83)		(0.83)	$71.45
Year Ended July 31, 2024	$59.61	0.84	6.14	6.98	(0.93)		(0.93)	$65.66
Year Ended July 31, 2023	$70.17	0.81	(10.74)	(9.93)	(0.63)		(0.63)	$59.61
Year Ended July 31, 2022	$58.73	0.28	11.29	11.57	(0.13)		(0.13)	$70.17
Year Ended July 31, 2021	$51.44	0.09	7.52	7.61	(0.32	)(i)	(0.32)	$58.73
Year Ended July 31, 2020	$54.09	0.55	(2.16)	(1.61)	(1.04)		(1.04)	$51.44
Service Class
Six Months Ended January 31, 2025 (unaudited)	$60.78	0.30	5.51	5.81	—		—	$66.59
Year Ended July 31, 2024	$54.87	0.33	5.67	6.00	(0.09)		(0.09)	$60.78
Year Ended July 31, 2023	$64.64	0.23	(10.00)	(9.77)	—		—	$54.87
Year Ended July 31, 2022	$54.53	(0.32)	10.43	10.11	—		—	$64.64
Year Ended July 31, 2021	$47.93	(0.39)	6.99	6.60	—		—	$54.53
Year Ended July 31, 2020	$50.80	0.06	(2.01)	(1.95)	(0.92)		(0.92)	$47.93

			Ratios to Average Net Assets				Supplemental Data
	Total Return(b)		Gross Expenses(c)	Net Expenses(c)		Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)
U.S. Government Plus ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	(8.42)%		1.81%	1.70%		3.25%	$3,290	—
Year Ended July 31, 2024	(5.75)%		1.92%	1.71	%(e)	3.68%	$12,726	—
Year Ended July 31, 2023	(20.28)%		1.78%	1.78	%(e)	2.27%	$8,475	—
Year Ended July 31, 2022	(26.76)%		1.41%	1.41%		(1.24)%	$8,264	— (f)
Year Ended July 31, 2021	(19.47)%		1.51%	1.51%		(1.17)%	$24,182	99%
Year Ended July 31, 2020	43.48%		1.40%	1.40%		0.09%	$21,927	392%
Service Class
Six Months Ended January 31, 2025 (unaudited)	(8.88)%		2.81%	2.70%		2.25%	$994	—
Year Ended July 31, 2024	(6.56)%		2.92%	2.71	%(e)	2.68%	$1,803	—
Year Ended July 31, 2023	(21.13)%		2.78%	2.78	%(e)	1.27%	$122	—
Year Ended July 31, 2022	(27.49)%		2.41%	2.41%		(2.24)%	$587	— (f)
Year Ended July 31, 2021	(20.29)%		2.51%	2.51%		(2.17)%	$1,839	99%
Year Ended July 31, 2020	42.11%		2.40%	2.40%		(0.91)%	$2,385	392%
Utilities UltraSector ProFund
Investor Class
Six Months Ended January 31, 2025 (unaudited)	10.14%		1.63%	1.63%		1.73%	$9,636	79%
Year Ended July 31, 2024	12.06%		1.81%	1.80%		1.47%	$37,071	35%
Year Ended July 31, 2023	(14.25)%		1.86%	1.86%		1.29%	$6,553	53%
Year Ended July 31, 2022	19.73	%(h)	1.73%	1.73%		0.44%	$12,518	113%
Year Ended July 31, 2021	14.85%		2.06%	2.02	%(e)	0.17%	$8,418	95%
Year Ended July 31, 2020	(3.25)%		1.73%	1.73%		0.95%	$8,717	368%
Service Class
Six Months Ended January 31, 2025 (unaudited)	9.56%		2.63%	2.63%		0.73%	$322	79%
Year Ended July 31, 2024	10.98%		2.81%	2.80%		0.47%	$541	35%
Year Ended July 31, 2023	(15.11)%		2.86%	2.86%		0.29%	$289	53%
Year Ended July 31, 2022	18.54	%(h)	2.73%	2.73%		(0.56)%	$1,069	113%
Year Ended July 31, 2021	13.77%		3.01%	2.97	%(e)	(0.78)%	$368	95%
Year Ended July 31, 2020	(4.09)%		2.65%	2.65%		0.03%	$348	368%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e)  The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end.

(f)  The portfolio turnover rate significantly decreased due to there being no sales or purchases of U.S. Treasury Obligations during the year.

(g)  Amount is less than $0.005.

(h)  During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.16%.

(i)  Subsequent to the issuance of the July 31, 2021 financial statements, $0.10 of the distribution was determined to be a return of capital.

See accompanying notes to the financial statements.

Notes to Financial Statements

274 :: Notes to Financial Statements :: January 31, 2025 (unaudited)

1. Organization

ProFunds (the "Trust") consists of 116 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act") and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series.

These accompanying financial statements ("financial statements") relate to the following portfolios of the Trust included in this report (collectively, the "ProFunds" and individually, a "ProFund"):

Classic ProFunds:

Bull ProFund	Mid-Cap Value ProFund
Europe 30 ProFund	Nasdaq-100 ProFund
Large-Cap Growth ProFund	Small-Cap Growth ProFund
Large-Cap Value ProFund	Small-Cap ProFund
Mid-Cap Growth ProFund	Small-Cap Value ProFund
Mid-Cap ProFund

Ultra ProFunds:

UltraBull ProFund	UltraJapan ProFund
UltraChina ProFund	UltraLatin America ProFund
UltraDow 30 ProFund	UltraMid-Cap ProFund
UltraEmerging Markets ProFund	UltraNasdaq-100 ProFund
UltraInternational ProFund	UltraSmall-Cap ProFund

Inverse ProFunds:

Bear ProFund	UltraShort International ProFund
Short Nasdaq-100 ProFund	UltraShort Japan ProFund
Short Small-Cap ProFund	UltraShort Latin America ProFund
UltraBear ProFund	UltraShort Mid-Cap ProFund
UltraShort China ProFund	UltraShort Nasdaq-100 ProFund
UltraShort Dow 30 ProFund	UltraShort Small-Cap ProFund
UltraShort Emerging Markets ProFund

UltraSector ProFunds:

Banks UltraSector ProFund	Internet UltraSector ProFund
Biotechnology UltraSector ProFund	Materials UltraSector ProFund
Communication Services UltraSector ProFund	Oil & Gas Equipment & Services UltraSector ProFund
Consumer Discretionary UltraSector ProFund	Pharmaceuticals UltraSector ProFund
Consumer Staples UltraSector ProFund	Precious Metals UltraSector ProFund
Energy UltraSector ProFund	Real Estate UltraSector ProFund
Financials UltraSector ProFund	Semiconductor UltraSector ProFund
Health Care UltraSector ProFund	Technology UltraSector ProFund
Industrials UltraSector ProFund	Utilities UltraSector ProFund

Inverse Sector ProFunds:

Short Energy ProFund	Short Real Estate ProFund
Short Precious Metals ProFund

Non-Equity ProFunds:

Access Flex Bear High Yield ProFund	Rising Rates Opportunity 10 ProFund
Access Flex High Yield ProFund	Rising U.S. Dollar ProFund
Falling U.S. Dollar ProFund	U.S. Government Plus ProFund
Rising Rates Opportunity ProFund

Each ProFund's investment objective is disclosed in its prospectus. Each ProFund, other than Europe 30 ProFund, Large-Cap Growth ProFund, Large-Cap Value ProFund, Mid-Cap Growth ProFund, Mid-Cap Value ProFund, Small-Cap Growth ProFund, and Small-Cap Value ProFund is classified as non-diversified under the 1940 Act. Each ProFund has two classes of shares outstanding: an Investor Class and a Service Class. The Large-Cap Growth ProFund may operate as "non-diversified", as defined under the 1940 Act, to the extent necessary to approximate the composition of its index.

Each class of shares has identical rights and privileges except with respect to fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

January 31, 2025 (unaudited) :: Notes to Financial Statements :: 275

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds.

In this reporting period, the ProFunds adopted FASB Accounting Standards 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the enhanced standard impacted financial statement disclosures only and did not affect each ProFund's financial position or results of operations. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker ("CODM") when assessing segment performance and making decisions about segment resources. Each ProFund included herein is deemed to be an individual reporting segment and ProFund Advisors LLC (the "Advisor") acts as the ProFund's CODM. The CODM monitors the operating results of each ProFund as a whole and each ProFund's long-term strategic asset allocation is guided by the ProFund's investment objective and principal investment strategies as described in its prospectus and executed by the Advisor. The financial information provided to and reviewed by the CODM is consistent with that presented in the ProFund's financial statements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Cash

Cash is held at major financial institutions and is subject to credit risk to the extent those balances exceed applicable Federal Deposit Insurance Corporation (FDIC) or Securities Investor Protection Corporation (SIPC) limitations.

Repurchase Agreements

Each ProFund may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as "cover" for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds as short-term investments for cash positions. Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one business day. The resale price is typically greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions whose creditworthiness is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. ProFunds within the Trust invest in repurchase agreements jointly. Each ProFund, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund. The collateral underlying the repurchase agreement is held by the ProFund's custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the ProFunds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the ProFund, amounts to more than 15% of the ProFund's total net assets. The investments of each of the ProFunds in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant. During periods of high demand for repurchase agreements, the ProFunds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below.

As of January 31, 2025, the ProFunds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

276 :: Notes to Financial Statements :: January 31, 2025 (unaudited)

Fund Name	Credit Agricole, 4.20% dated 1/31/25, due 2/3/25(1)	HSBC Securities (USA), Inc., 4.20% dated 1/31/25, due 2/3/25(2)	Natwest Markets, LLC, 4.20% dated 1/31/25, due 2/3/25(3)	RBC Capital Markets, LLC, 4.13% dated 1/31/25, due 2/3/25(4)	Societe Generale, 4.20% dated 1/31/25, due 2/3/25(5)	UMB Bank, N.A., 4.08% dated 1/31/25, due 2/3/25(6)
Access Flex Bear High Yield ProFund	$19,000	$59,000	$25,000	$19,000	$64,000	$19,000
Access Flex High Yield ProFund	1,070,000	3,210,000	1,391,000	1,070,000	3,478,000	911,000
Banks UltraSector ProFund	606,000	1,822,000	789,000	606,000	1,974,000	526,000
Bear ProFund	469,000	1,411,000	611,000	469,000	1,529,000	408,000
Biotechnology UltraSector ProFund	1,609,000	4,832,000	2,092,000	1,609,000	5,233,000	1,378,000
Bull ProFund	1,209,000	3,631,000	1,573,000	1,209,000	3,934,000	1,036,000
Communication Services UltraSector ProFund	824,000	2,475,000	1,071,000	824,000	2,681,000	708,000
Consumer Discretionary UltraSector ProFund	1,317,000	3,954,000	1,713,000	1,317,000	4,284,000	1,128,000
Consumer Staples UltraSector ProFund	50,000	151,000	64,000	50,000	163,000	49,000
Energy UltraSector ProFund	385,000	1,157,000	500,000	385,000	1,252,000	333,000
Falling U.S. Dollar ProFund	95,000	287,000	123,000	95,000	310,000	86,000
Financials UltraSector ProFund	996,000	2,990,000	1,295,000	996,000	3,239,000	853,000
Health Care UltraSector ProFund	384,000	1,153,000	499,000	384,000	1,248,000	333,000
Industrials UltraSector ProFund	179,000	540,000	234,000	179,000	586,000	163,000
Internet UltraSector ProFund	2,877,000	8,635,000	3,741,000	2,877,000	9,355,000	2,454,000
Large-Cap Growth ProFund	9,000	28,000	12,000	9,000	30,000	10,000
Materials UltraSector ProFund	98,000	297,000	128,000	98,000	321,000	91,000
Mid-Cap Growth ProFund	—	—	—	—	—	3,000
Mid-Cap ProFund	267,000	805,000	348,000	267,000	871,000	235,000
Mid-Cap Value ProFund	17,000	51,000	22,000	17,000	55,000	15,000
Nasdaq-100 ProFund	4,501,000	13,503,000	5,851,000	4,501,000	14,628,000	3,830,000
Oil & Gas Equipment & Services UltraSector ProFund	260,000	783,000	339,000	260,000	850,000	230,000
Pharmaceuticals UltraSector ProFund	42,000	131,000	56,000	42,000	143,000	48,000
Precious Metals UltraSector ProFund	514,000	1,545,000	669,000	514,000	1,673,000	444,000
Real Estate UltraSector ProFund	105,000	319,000	138,000	105,000	347,000	99,000
Rising Rates Opportunity ProFund	802,000	2,408,000	1,043,000	802,000	2,610,000	690,000
Rising Rates Opportunity 10 ProFund	105,000	318,000	137,000	105,000	345,000	99,000
Rising U.S. Dollar ProFund	849,000	2,548,000	1,103,000	849,000	2,760,000	727,000
Semiconductor UltraSector ProFund	16,878,000	50,638,000	21,942,000	16,878,000	54,859,000	14,349,000
Short Energy ProFund	139,000	418,000	180,000	139,000	454,000	125,000
Short Nasdaq-100 ProFund	123,000	372,000	161,000	123,000	404,000	114,000
Short Precious Metals ProFund	564,000	1,694,000	733,000	564,000	1,835,000	486,000
Short Real Estate ProFund	88,000	268,000	115,000	88,000	292,000	86,000
Short Small-Cap ProFund	263,000	791,000	342,000	263,000	856,000	228,000
Small-Cap ProFund	153,000	461,000	199,000	153,000	500,000	138,000
Technology UltraSector ProFund	2,047,000	6,143,000	2,661,000	2,047,000	6,654,000	1,748,000
UltraBear ProFund	429,000	1,291,000	559,000	429,000	1,398,000	373,000
UltraBull ProFund	5,295,000	15,888,000	6,884,000	5,295,000	17,211,000	4,506,000
UltraChina ProFund	277,000	834,000	360,000	277,000	904,000	243,000
UltraDow 30 ProFund	1,374,000	4,126,000	1,787,000	1,374,000	4,471,000	1,177,000
UltraEmerging Markets ProFund	90,000	273,000	117,000	90,000	296,000	84,000
UltraInternational ProFund	283,000	851,000	368,000	283,000	922,000	247,000
UltraJapan ProFund	1,520,000	4,563,000	1,977,000	1,520,000	4,943,000	1,299,000
UltraLatin America ProFund	108,000	327,000	141,000	108,000	355,000	98,000
UltraMid-Cap ProFund	1,096,000	3,288,000	1,425,000	1,096,000	3,563,000	937,000
UltraNasdaq-100 ProFund	21,344,000	64,034,000	27,747,000	21,344,000	69,371,000	18,143,000
UltraShort China ProFund	120,000	363,000	157,000	120,000	393,000	110,000
UltraShort Dow 30 ProFund	182,000	549,000	237,000	182,000	595,000	164,000
UltraShort Emerging Markets ProFund	42,000	131,000	56,000	42,000	142,000	46,000
UltraShort International ProFund	373,000	1,123,000	486,000	373,000	1,216,000	325,000

January 31, 2025 (unaudited) :: Notes to Financial Statements :: 277

Fund Name	Credit Agricole, 4.20% dated 1/31/25, due 2/3/25(1)	HSBC Securities (USA), Inc., 4.20% dated 1/31/25, due 2/3/25(2)	Natwest Markets, LLC, 4.13% dated 1/31/25, due 2/3/25(3)	RBC Capital Markets, LLC, 4.20% dated 1/31/25, due 2/3/25(4)	Societe Generale, 4.20% dated 1/31/25, due 2/3/25(5)	UMB Bank, N.A., 4.08% dated 1/31/25, due 2/3/25(6)
UltraShort Japan ProFund	$44,000	$133,000	$57,000	$44,000	$143,000	$42,000
UltraShort Latin America ProFund	99,000	302,000	130,000	99,000	328,000	93,000
UltraShort Mid-Cap ProFund	47,000	145,000	63,000	47,000	158,000	48,000
UltraShort Nasdaq-100 ProFund	877,000	2,634,000	1,141,000	877,000	2,855,000	756,000
UltraShort Small-Cap ProFund	181,000	547,000	237,000	181,000	593,000	163,000
UltraSmall-Cap ProFund	1,057,000	3,175,000	1,376,000	1,057,000	3,440,000	907,000
U.S. Government Plus ProFund	1,198,000	3,595,000	1,557,000	1,198,000	3,894,000	1,026,000
Utilities UltraSector ProFund	212,000	640,000	277,000	212,000	694,000	193,000
	$76,161,000	$228,640,000	$99,039,000	$76,161,000	$247,702,000	$65,160,000

Each repurchase agreement was fully collateralized by U.S. government securities as of January 31, 2025, as follows:

(1)  U.S. Treasury Notes, 2.88%, total value of $77,739,040.

(2)  U.S. Treasury Bonds, 2.25%, due 5/15/2041, U.S. Treasury Notes, 1.25%, due 4/30/2028, which had an aggregate value of $233,141,894.

(3)  U.S. Treasury Notes, 4.13%, due 10/31/2031, total value $100,994,839.

(4)  U.S. Treasury Notes, 1.25%, due 4/30/2028, total value $77,667,099.

(5)  U.S. Treasury Notes, 4.00%, due 12/15/2027, total value $252,582,362.

(6)  U.S. Treasury Notes, 4.00% to 4.25%, due 1/31/2026 to 2/29/2028, which had an aggregate value of $66,444,261.

Investments in Other Investment Companies

Each ProFund may invest in other investment companies, including exchange-traded funds ("ETFs") and unit investment trusts ("UITs"), to the extent that such an investment would be consistent with the requirements of the 1940 Act. If the ProFund invests in, and thus, is a shareholder of, another investment company, the ProFund's shareholders will indirectly bear the ProFund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the ProFund to the ProFund's own investment adviser and the other expenses that the ProFund bears directly in connection with the ProFund's own operations. Because most ETFs are investment companies, the ProFund's investments in such investment companies generally would be limited under applicable federal statutory provisions. Those provisions typically restrict the ProFund's investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets. The ProFund may invest in certain ETFs in excess of the statutory limit in reliance on Rule 12d1-4. Rule 12d1-4 outlines the requirements of fund of funds agreements and specifies the responsibilities of the board related to "funds of funds" arrangements.

Depositary Receipts

Each ProFund may invest in American Depositary Receipts ("ADRs"), New York Shares ("NYSs") and Global Depositary Receipts ("GDRs"). ADRs represent the right to receive securities of foreign issuers deposited in a bank or corresponding bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. For many foreign securities, U.S. dollar- denominated ADRs, which are traded in the United States on exchanges or over-the-counter ("OTC"), are issued by domestic banks. NYSs (or "direct shares") are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

Real Estate Investment Trusts

Each ProFund (other than the Non-Equity ProFunds) may invest in real estate investment trusts ("REITs") which report information on the source of their distributions annually. Equity REITs invest primarily in real property while mortgage REITs invest in constructions, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REITs, the creditworthiness of the issuer, property taxes, interest rates, and tax regulatory requirements, such as those relating to the environment. REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITs during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund's investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions. Certain ProFunds may obtain investment exposure through derivative instruments such as futures contracts, forward currency contracts and swap agreements that a ProFund should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the period ended January 31, 2025, were utilized to gain exposure or inverse exposure to each ProFund's benchmark (e.g., index, etc.) to meet its investment objective.

278 :: Notes to Financial Statements :: January 31, 2025 (unaudited)

Each ProFund, other than the Classic ProFunds and the Falling U.S. Dollar ProFund, does not seek to achieve its investment objective over a period of time greater than a single day.

All open derivative positions at period end are reflected on each respective ProFund's Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund transacts in derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund's investment objective.

Certain ProFunds utilized a varying level of derivative instruments in conjunction with the investment securities to meet their investment objective during the period ended January 31, 2025. With the exception of the ProFunds listed below, the notional amount of open derivative positions relative to each ProFund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period. The volume associated with futures contracts in the Access Flex Bear High Yield ProFund was 29% based on average monthly notional amounts in comparison to net assets during the period ended January 31, 2025. The volume associated with swap agreements in the Mid-Cap ProFund, Semiconductor UltraSector ProFund, Small-Cap ProFund, and UltraSmall-Cap ProFund was 36%, 86%, 40%, and 123%, respectively, based on average monthly notional amounts in comparison to net assets during the period ended January 31, 2025.

In connection with its management of certain series of the Trust included in this report (UltraBear ProFund, UltraJapan ProFund, UltraShort Dow 30 ProFund, UltraShort Japan ProFund, UltraShort Mid-Cap ProFund, UltraShort Nasdaq-100 ProFund and UltraShort Small-Cap ProFund (the "Commodity Pools")), the Advisor is registered as a commodity pool operator (a "CPO") and the Commodity Pools are commodity pools under the Commodity Exchange Act (the "CEA"). The Advisor also registered as a commodity trading advisor (a "CTA") under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission ("CFTC") and the National Futures Association ("NFA"), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools' total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools' operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds, including certain risks related to each instrument type.

Futures Contracts

Each ProFund may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security, or index. The extent of a ProFund's loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, a ProFund may elect to close its position by taking an opposite position, which will operate to terminate the ProFund's existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying assets, and the possibility

January 31, 2025 (unaudited) :: Notes to Financial Statements :: 279 of an illiquid market for a futures contract. Although each ProFund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund to substantial losses. If trading is not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund.

Forward Currency Contracts

The Falling U.S. Dollar and Rising U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, these ProFunds may have to limit its currency transactions to qualify as a regulated investment company ("RIC") under the Internal Revenue Code. The Falling U.S. Dollar and Rising U.S. Dollar ProFunds do not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Falling U.S. Dollar and Rising U.S. Dollar ProFunds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an "offsetting" contract obligating it to buy, on the same maturity date, the same amount of the currency. If one of these ProFunds engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Falling U.S. Dollar and Rising U.S. Dollar ProFunds engage in offsetting transactions it will incur a gain or loss, to the extent that there has been movement in forward currency contract prices.

If forward prices go down during the period between the date the Falling U.S. Dollar and Rising U.S. Dollar ProFunds enter into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund will realize a gain to the extent that the price of ProFund currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The Falling U.S. Dollar and Rising U.S. Dollar ProFunds collateralize forward currency contracts with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund. Similarly, the Falling U.S. Dollar and Rising U.S. Dollar ProFunds have sought to mitigate credit risk by generally requiring that the counterparties to the ProFund post collateral for the benefit of the ProFund in a segregated account at the custodian, marked to market daily, in an amount equal to what the counterparty owes the ProFund, subject to certain minimum thresholds. In the event of a default by the counterparty, each ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the Falling U.S. Dollar and Rising U.S. Dollar ProFunds may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFunds may obtain only limited recovery or may obtain no recovery in such circumstances. The Falling U.S. Dollar and Rising U.S. Dollar ProFunds will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. As of January 31, 2025, there was no collateral posted by counterparties.

Credit Default Swap ("CDS") Agreements

The Access Flex Bear High Yield ProFund invested in centrally cleared CDS through October 25, 2024, as a substitute for shorting notes in order to gain inverse credit exposure to the high yield market. The Access Flex High Yield ProFund invested in centrally cleared CDS through October 25, 2024, as a substitute for investing directly in notes in order to gain credit exposure to the high yield market.

In a CDS, the agreement will reference one or more debt securities or reference entities. The protection "buyer" in a credit default contract is generally obligated to pay the protection "seller" a periodic stream of payments over the term of the contract until a credit event, such as a default, on a reference entity has occurred. If a credit event occurs, the seller generally must pay the buyer: a) the full notional value of the swap; or b) the difference between the notional value of the defaulted reference entity and the recovery price/rate for the defaulted reference entity. CDS are designed to reflect changes in credit quality, including events of default. A CDS may require premium (discount) payments as well as daily payments (receipts) related to the interest leg of the swap or to the default or change in price of a reference entity.

280 :: Notes to Financial Statements :: January 31, 2025 (unaudited)

The counterparty risk for cleared swap agreements is generally lower than for uncleared over-the-counter swap agreements because, generally, a clearing organization becomes substituted for each counterparty to a cleared swap agreement and, in effect, guarantees each party's performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to a ProFund.

If a ProFund is a seller of a CDS contract (also referred to as a seller of protection or as a buyer of risk), the ProFund would be required to pay the par (or other agreed upon) value of a referenced obligation to the counterparty in the event of a default or other credit event. In return, the ProFund would receive from the counterparty a daily stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the ProFund would keep the stream of payments and would have no payment obligations. As the seller, the ProFund would be subject to investment exposure on the notional amount of the swap.

If a ProFund is a buyer of a CDS contract (also referred to as a buyer of protection or a seller of risk), the ProFund would have the right to deliver a reference obligation and receive the par (or other agreed-upon) value of such obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade). In return, the ProFund would pay the counterparty a daily stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the ProFund.

The ProFunds entered into a CDS with multiple reference entities, in which case payments and settlements in respect of any defaulting reference entity would typically be dealt with separately from the other reference entities.

Upon entering into a centrally cleared CDS, a ProFund may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 6% to 10% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the CDS and is returned to a ProFund upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker were made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as "marking-to-market." The premium (discount) payments are built into the daily price of the CDS and thus were amortized through the variation margin. The variation margin payment also included the daily portion of the periodic payment stream.

Swap Agreements (other than CDS)

Each ProFund may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular pre-determined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested in a "basket" of securities or an ETF representing a particular index or group of securities.

On a typical long swap, the counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark index), plus the dividends or interest that would have been received on those assets. The ProFund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets, plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities. Some ProFunds may also enter into swap agreements that provide the opposite return of their benchmark or security ("short" the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund will agree to pay to the counterparty commissions or trading spreads on the notional amount.

Most swap agreements entered into by a ProFund calculate and settle the obligations of the parties to the agreement on a "net basis" with a single payment. Consequently, a ProFund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). When investing in index swap agreements, the ProFunds may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund's current obligations under a swap agreement, will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Each ProFund reserves the right to modify its asset segregation policies in the

January 31, 2025 (unaudited) :: Notes to Financial Statements :: 281 future, including modifications to comply with any changes in the positions articulated by the SEC or its staff regarding asset segregation. Swap agreements that cannot be terminated of in the ordinary course of business within seven days at approximately the amount a ProFund has valued the asset may be considered to be illiquid for purposes of a ProFund's illiquid investment limitations.

A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund's rights as a creditor. A ProFund will only enter into swap agreements with counterparties that meet the ProFund's standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund's repurchase agreement guidelines). The counterparty to an uncleared swap agreement will typically be a major, global financial institution.

Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund's risk of loss consists of the net amount of payments that such ProFund is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund's custodian.

In the normal course of business, a ProFund enters into International Swap Dealers Association, Inc. ("ISDA") agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund's ISDA agreements contain provisions that require the ProFund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund's NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund. The ProFunds seek to mitigate risks by generally requiring that the counterparties for each ProFund agree to post collateral for the benefit of the ProFund, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund, subject to certain minimum thresholds, although the ProFunds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of January 31, 2025, the collateral posted by counterparties consisted of U.S. Treasury securities and cash.

The use of swaps, including CDS, is a highly specialized activity which involves investment techniques and risks in addition to and in some cases different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform. If a counterparty's creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. The Advisor, under the supervision of the Trust's Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund's transactions in swap agreements.

Offsetting Assets and Liabilities

The ProFunds are subject to master netting agreements for swap agreements (other than centrally cleared CDS) and forward currency contracts that allow for amounts owed between the ProFund and the counterparty to be netted upon early termination. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties.

As described above, the ProFunds utilize derivative instruments to achieve their investment objective during the period. The amounts shown in the Statements of Assets and Liabilities generally do not take into consideration the effects of legally enforceable master netting agreements.

Summary of Derivative Instruments

The following table summarizes the fair values of derivative instruments on the ProFund's Statement of Assets and Liabilities, categorized by risk exposure, as of January 31, 2025.

282 :: Notes to Financial Statements :: January 31, 2025 (unaudited)

	Assets			Liabilities
Fund Name	Variation Margin on Futures Contracts*	Unrealized Appreciation on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Depreciation on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Equity Risk Exposure:
Banks UltraSector ProFund	$—	$356,651	$—	$—	$—	$—
Bear ProFund	9,296	—	—	—	19,068	—
Biotechnology UltraSector ProFund	—	—	—	—	281,381	—
Bull ProFund	—	33,687	—	83,700	—	—
Communication Services UltraSector ProFund	—	725,613	—	—	—	—
Consumer Discretionary UltraSector ProFund	—	99,671	—	—	—	—
Consumer Staples UltraSector ProFund	—	41,864	—	—	—	—
Energy UltraSector ProFund	—	—	—	—	681,032	—
Financials UltraSector ProFund	—	399,620	—	—	—	—
Health Care UltraSector ProFund	—	207,691	—	—	—	—
Industrials UltraSector ProFund	—	—	—	—	151,133	—
Internet UltraSector ProFund	—	1,464,790	—	—	—	—
Materials UltraSector ProFund	—	—	—	—	18,261	—
Mid-Cap ProFund	—	—	—	—	2,977	—
Nasdaq-100 ProFund	17,412	671,086	—	—	—	—
Oil & Gas Equipment & Services UltraSector ProFund	—	—	—	—	519,720	—
Pharmaceuticals UltraSector ProFund	—	3,692	—	—	—	—
Precious Metals UltraSector ProFund	—	699,086	—	—	—	—
Real Estate UltraSector ProFund	—	—	—	—	3,236	—
Semiconductor UltraSector ProFund	—	—	—	—	47,641,171	—
Short Energy ProFund	—	78,440	—	—	—	—
Short Nasdaq-100 ProFund	9,472	—	—	—	25,142	—
Short Precious Metals ProFund	—	—	—	—	260,564	—
Short Real Estate ProFund	—	917	—	—	703	—
Short Small-Cap ProFund	—	15,875	—	—	265	—
Small-Cap ProFund	—	52,425	—	20,128	—	—
Technology UltraSector ProFund	—	—	—	—	3,210,091	—
UltraBear ProFund	13,944	—	—	—	46,554	—
UltraBull ProFund	—	766,315	—	315,188	—	—
UltraChina ProFund	—	599,727	—	—	—	—
UltraDow 30 ProFund	935	—	—	—	272,193	—
UltraEmerging Markets ProFund	—	263,069	—	—	—	—
UltraInternational ProFund	—	—	—	—	10,213	—
UltraJapan ProFund	—	1,670	—	91,938	—	—
UltraLatin America ProFund	—	136,783	—	—	—	—
UltraMid-Cap ProFund	—	—	—	60,701	54,826	—
UltraNasdaq-100 ProFund	—	17,979,299	—	2,685,138	—	—
UltraShort China ProFund	—	17,593	—	—	5,905	—
UltraShort Dow 30 ProFund	—	16,949	—	—	—	—
UltraShort Emerging Markets ProFund	—	—	—	—	38,089	—
UltraShort International ProFund	—	28,329	—	—	—	—
UltraShort Japan ProFund	10,150	—	—	—	3,003	—
UltraShort Latin America ProFund	—	—	—	—	34,782	—
UltraShort Mid-Cap ProFund	—	—	—	—	43	—
UltraShort Nasdaq-100 ProFund	37,888	—	—	—	293,048	—
UltraShort Small-Cap ProFund	26,090	—	—	—	8,277	—
UltraSmall-Cap ProFund	—	18,387	—	66,368	—	—
Utilities UltraSector ProFund	—	—	—	—	86,802	—
Foreign Exchange Rate Risk Exposure:
Falling U.S. Dollar ProFund	—	—	8,949	—	—	2,606
Rising U.S. Dollar ProFund	—	—	15,413	—	—	97,693

January 31, 2025 (unaudited) :: Notes to Financial Statements :: 283

	Assets			Liabilities
Fund Name	Variation Margin on Futures Contracts*	Unrealized Appreciation on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Depreciation on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Interest Rate Risk Exposure:
Access Flex Bear High Yield ProFund	$—	$105	$—	$—	$57	$—
Access Flex High Yield ProFund	—	—	—	—	2,412	—
Rising Rates Opportunity ProFund	—	—	—	—	133,939	—
Rising Rates Opportunity 10 ProFund	—	—	—	—	9,588	—
U.S. Government Plus ProFund	—	18,686	—	—	8,925	—

*  Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Portfolio Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the ProFund's Statement of Operations, categorized by risk exposure, for the period ended January 31, 2025.

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result from Operations
Fund Name	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts	Change in Net Unrealized Appreciation/ Depreciation on Swap Agreements	Change in Net Unrealized Appreciation/ Depreciation on Forward Currency Contracts
Credit Risk Exposure:
Access Flex Bear High Yield ProFund	$—	$(6,275)	$—	$—	$(662)	$—
Access Flex High Yield ProFund	—	168,784	—	—	14,447	—
Equity Risk Exposure:
Banks UltraSector ProFund	—	164,052	—	—	294,708	—
Bear ProFund	(54,027)	(38,239)	—	15,845	30,825	—
Biotechnology UltraSector ProFund	—	(7,449,189)	—	—	426,149	—
Bull ProFund	380,165	349,816	—	(36,927)	942	—
Communication Services UltraSector ProFund	—	1,972,570	—	—	754,466	—
Consumer Discretionary UltraSector ProFund	—	2,914,471	—	—	503,899	—
Consumer Staples UltraSector ProFund	—	(69,449)	—	—	45,235	—
Energy UltraSector ProFund	—	324,447	—	—	(1,206,320)	—
Financials UltraSector ProFund	—	2,165,956	—	—	32,711	—
Health Care UltraSector ProFund	—	450,618	—	—	164,118	—
Industrials UltraSector ProFund	—	533,705	—	—	(185,526)	—
Internet UltraSector ProFund	—	14,466,728	—	—	2,164,020	—
Materials UltraSector ProFund	—	(126,402)	—	—	(65,735)	—
Mid-Cap ProFund	—	(103,829)	—	—	(50,823)	—
Nasdaq-100 ProFund	793,176	1,241,102	—	108,128	(353,293)	—
Oil & Gas Equipment & Services UltraSector ProFund	—	(732,258)	—	—	(835,426)	—
Pharmaceuticals UltraSector ProFund	—	15,569	—	—	(42,502)	—
Precious Metals UltraSector ProFund	—	(1,174,937)	—	—	292,162	—
Real Estate UltraSector ProFund	—	168,940	—	—	(25,292)	—
Semiconductor UltraSector ProFund	—	18,769,724	—	—	(38,952,697)	—
Short Energy ProFund	—	(17,190)	—	—	98,397	—
Short Nasdaq-100 ProFund	(36,037)	(658,871)	—	4,436	(2,640)	—
Short Precious Metals ProFund	—	(30,670)	—	—	(343,615)	—
Short Real Estate ProFund	—	(3,671)	—	—	9,053	—
Short Small-Cap ProFund	—	(401,816)	—	—	21,096	—
Small-Cap ProFund	46,083	(430,295)	—	(50,321)	20,553	—
Technology UltraSector ProFund	—	1,406,344	—	—	(1,235,022)	—
UltraBear ProFund	(81,041)	(1,888,827)	—	23,769	80,578	—
UltraBull ProFund	2,015,346	12,183,233	—	(332,339)	(958,867)	—
UltraChina ProFund	—	143,704	—	—	670,401	—
UltraDow 30 ProFund	589,840	3,069,394	—	(200,620)	(623,691)	—

284 :: Notes to Financial Statements :: January 31, 2025 (unaudited)

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result from Operations
Fund Name	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts	Change in Net Unrealized Appreciation/ Depreciation on Swap Agreements	Change in Net Unrealized Appreciation/ Depreciation on Forward Currency Contracts
UltraEmerging Markets ProFund	$—	$(97,837)	$—	$—	$220,465	$—
UltraInternational ProFund	—	(517,225)	—	—	(117,767)	—
UltraJapan ProFund	(333,601)	(31,353)	—	(53,404)	(1,671)	—
UltraLatin America ProFund	—	(242,892)	—	—	82,775	—
UltraMid-Cap ProFund	442,609	363,212	—	(346,429)	(587,395)	—
UltraNasdaq-100 ProFund	12,722,637	82,181,206	—	(1,807,664)	832,057	—
UltraShort China ProFund	—	(1,018,278)	—	—	3,387	—
UltraShort Dow 30 ProFund	—	(424,178)	—	—	42,340	—
UltraShort Emerging Markets ProFund	—	(4,479)	—	—	(30,584)	—
UltraShort International ProFund	—	109,121	—	—	84,324	—
UltraShort Japan ProFund	267,629	11,024	—	(91,040)	1,535	—
UltraShort Latin America ProFund	—	(60,407)	—	—	(18,283)	—
UltraShort Mid-Cap ProFund	—	(59,133)	—	—	11,147	—
UltraShort Nasdaq-100 ProFund	(189,470)	(4,702,757)	—	7,672	(87,932)	—
UltraShort Small-Cap ProFund	(19,816)	(480,985)	—	24,850	30,252	—
UltraSmall-Cap ProFund	412,441	(4,038,898)	—	(495,577)	(664,308)	—
Utilities UltraSector ProFund	—	1,587,438	—	—	(968,416)	—
Foreign Exchange Rate Risk Exposure:
Falling U.S. Dollar ProFund	—	—	(36,902)	—	—	(2,279)
Rising U.S. Dollar ProFund	—	—	403,123	—	—	5,471
Interest Rate Risk Exposure:
Access Flex Bear High Yield ProFund	147	(5,230)	—	5,583	48	—
Access Flex High Yield ProFund	5,188	(144,807)	—	(13,818)	(2,412)	—
Rising Rates Opportunity ProFund	3,692	464,053	—	—	86,835	—
Rising Rates Opportunity 10 ProFund	—	9,572	—	—	17,082	—
U.S. Government Plus ProFund	1,389	(523,552)	—	—	(261,621)	—

Asset (Liability) amounts shown in the table below represent amounts owed to (by) the ProFunds for swap agreements (other than centrally cleared CDS) and forward currency contracts as of January 31, 2025. These amounts may be collateralized by cash or financial instruments, segregated for the benefit of the ProFunds or the counterparties, depending on whether the related contracts are in an appreciated or depreciated position at period end. Amounts shown in the column labeled "Net Amount" represent the un-collateralized portions of these amounts at period end. Any un-collateralized amounts are due to timing differences related to market movements or subject to certain minimum thresholds for collateral movement, as further described above.

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
Access Flex Bear High Yield ProFund
Swap Agreements — Goldman Sachs International	$(57)	$—	$—	$(57)
Swap Agreements — UBS AG	105	—	—	105
Access Flex High Yield ProFund
Swap Agreements — Goldman Sachs International	(319)	—	319	—
Swap Agreements — UBS AG	(2,093)	—	—	(2,093)
Banks UltraSector ProFund
Swap Agreements — Goldman Sachs International	178,621	—	—	178,621
Swap Agreements — UBS AG	178,030	—	—	178,030
Bear ProFund
Swap Agreements — Goldman Sachs International	(12,718)	12,718	—	—
Swap Agreements — UBS AG	(6,350)	6,350	—	—

January 31, 2025 (unaudited) :: Notes to Financial Statements :: 285

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
Biotechnology UltraSector ProFund
Swap Agreements — Goldman Sachs International	$(138,540)	$138,540	$—	$—
Swap Agreements — UBS AG	(142,841)	142,841	—	—
Bull ProFund
Swap Agreements — Goldman Sachs International	22,690	—	—	22,690
Swap Agreements — UBS AG	10,997	—	—	10,997
Communication Services UltraSector ProFund
Swap Agreements — Goldman Sachs International	367,340	—	—	367,340
Swap Agreements — UBS AG	358,273	—	—	358,273
Consumer Discretionary UltraSector ProFund
Swap Agreements — Goldman Sachs International	50,093	—	—	50,093
Swap Agreements — UBS AG	49,578	—	—	49,578
Consumer Staples UltraSector ProFund
Swap Agreements — Goldman Sachs International	21,282	—	—	21,282
Swap Agreements — UBS AG	20,582	—	—	20,582
Energy UltraSector ProFund
Swap Agreements — Goldman Sachs International	(328,088)	328,088	—	—
Swap Agreements — UBS AG	(352,944)	352,944	—	—
Falling U.S. Dollar ProFund
Forward Currency Contracts — Goldman Sachs International
Appreciation	1,604
Depreciation	(903)
Net Appreciation	701	—	—	701
Forward Currency Contracts — UBS AG
Appreciation	7,345
Depreciation	(1,703)
Net Appreciation	5,642	—	—	5,642
Financials UltraSector ProFund
Swap Agreements — Goldman Sachs International	215,410	—	—	215,410
Swap Agreements — UBS AG	184,210	—	—	184,210
Health Care UltraSector ProFund
Swap Agreements — Goldman Sachs International	90,717	—	—	90,717
Swap Agreements — UBS AG	116,974	—	—	116,974
Industrials UltraSector ProFund
Swap Agreements — Goldman Sachs International	(79,313)	79,313	—	—
Swap Agreements — UBS AG	(71,820)	71,820	—	—
Internet UltraSector ProFund
Swap Agreements — Goldman Sachs International	737,516	—	—	737,516
Swap Agreements — UBS AG	727,274	—	—	727,274
Materials UltraSector ProFund
Swap Agreements — Goldman Sachs International	(9,437)	9,437	—	—
Swap Agreements — UBS AG	(8,824)	8,824	—	—
Mid-Cap ProFund
Swap Agreements — Goldman Sachs International	(2,121)	2,121	—	—
Swap Agreements — UBS AG	(856)	856	—	—
Nasdaq-100 ProFund
Swap Agreements — Goldman Sachs International	631,563	—	—	631,563
Swap Agreements — UBS AG	39,523	—	—	39,523
Oil & Gas Equipment & Services UltraSector ProFund
Swap Agreements — Goldman Sachs International	(262,031)	262,031	—	—
Swap Agreements — UBS AG	(257,689)	257,689	—	—
Pharmaceuticals UltraSector ProFund
Swap Agreements — Goldman Sachs International	1,868	—	—	1,868
Swap Agreements — UBS AG	1,824	—	—	1,824
Precious Metals UltraSector ProFund
Swap Agreements — Goldman Sachs International	387,149	—	—	387,149
Swap Agreements — UBS AG	311,937	—	—	311,937

286 :: Notes to Financial Statements :: January 31, 2025 (unaudited)

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
Real Estate UltraSector ProFund
Swap Agreements — Goldman Sachs International	$(1,101)	$1,101	$—	$—
Swap Agreements — UBS AG	(2,135)	2,135	—	—
Rising Rates Opportunity ProFund
Swap Agreements — Citibank North America	(78,675)	78,675	—	—
Swap Agreements — Societe Generale	(55,264)	55,264	—	—
Rising Rates Opportunity 10 ProFund
Swap Agreements — Citibank North America	(5,990)	5,990	—	—
Swap Agreements — Societe Generale	(3,598)	3,598	—	—
Rising U.S. Dollar ProFund
Forward Currency Contracts — Goldman Sachs International
Appreciation	5,066
Depreciation	(40,347)
Net Depreciation	(35,281)	—	—	(35,281)
Forward Currency Contracts — UBS AG
Appreciation	10,347
Depreciation	(57,346)
Net Depreciation	(46,999)	46,999	—	—
Semiconductor UltraSector ProFund
Swap Agreements — Goldman Sachs International	(22,574,538)	22,574,538	—	—
Swap Agreements — UBS AG	(25,066,633)	25,066,633	—	—
Short Energy ProFund
Swap Agreements — Goldman Sachs International	59,168	—	—	59,168
Swap Agreements — UBS AG	19,272	—	—	19,272
Short Nasdaq-100 ProFund
Swap Agreements — Goldman Sachs International	(13,526)	13,526	—	—
Swap Agreements — UBS AG	(11,616)	11,616	—	—
Short Precious Metals ProFund
Swap Agreements — Goldman Sachs International	(127,015)	127,015	—	—
Swap Agreements — UBS AG	(133,549)	133,549	—	—
Short Real Estate ProFund
Swap Agreements — Goldman Sachs International	(703)	703	—	—
Swap Agreements — UBS AG	917	—	—	917
Short Small-Cap ProFund
Swap Agreements — Goldman Sachs International	15,875	—	—	15,875
Swap Agreements — UBS AG	(265)	265	—	—
Small-Cap ProFund
Swap Agreements — Goldman Sachs International	52,364	—	—	52,364
Swap Agreements — UBS AG	61	—	—	61
Technology UltraSector ProFund
Swap Agreements — Goldman Sachs International	(1,662,655)	1,662,655	—	—
Swap Agreements — UBS AG	(1,547,436)	1,547,436	—	—
UltraBear ProFund
Swap Agreements — Goldman Sachs International	(28,963)	28,963	—	—
Swap Agreements — UBS AG	(17,591)	17,591	—	—
UltraBull ProFund
Swap Agreements — Goldman Sachs International	443,258	—	—	443,258
Swap Agreements — UBS AG	323,057	—	—	323,057
UltraChina ProFund
Swap Agreements — Goldman Sachs International	129,955	—	—	129,955
Swap Agreements — UBS AG	469,772	—	—	469,772
UltraDow 30 ProFund
Swap Agreements — Goldman Sachs International	(160,462)	160,462	—	—
Swap Agreements — UBS AG	(111,731)	111,731	—	—
UltraEmerging Markets ProFund
Swap Agreements — Goldman Sachs International	143,668	—	—	143,668
Swap Agreements — UBS AG	119,401	—	—	119,401

January 31, 2025 (unaudited) :: Notes to Financial Statements :: 287

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
UltraInternational ProFund
Swap Agreements — Goldman Sachs International	$(4,500)	$4,500	$—	$—
Swap Agreements — UBS AG	(5,713)	5,713	—	—
UltraJapan ProFund
Swap Agreements — Goldman Sachs International	1,670	—	—	1,670
UltraLatin America ProFund
Swap Agreements — Goldman Sachs International	77,690	—	(6)	77,684
Swap Agreements — UBS AG	59,093	—	—	59,093
UltraMid-Cap ProFund
Swap Agreements — Goldman Sachs International	(33,118)	33,118	—	—
Swap Agreements — UBS AG	(21,708)	21,708	—	—
UltraNasdaq-100 ProFund
Swap Agreements — Citibank North America	9,743,296	—	—	9,743,296
Swap Agreements — Societe' Generale	8,236,003	—	—	8,236,003
UltraShort China ProFund
Swap Agreements — Goldman Sachs International	17,593	—	—	17,593
Swap Agreements — UBS AG	(5,905)	5,905	—	—
UltraShort Dow 30 ProFund
Swap Agreements — Goldman Sachs International	9,274	—	—	9,274
Swap Agreements — UBS AG	7,675	—	—	7,675
UltraShort Emerging Markets ProFund
Swap Agreements — Goldman Sachs International	(22,435)	10,000	—	(12,435)
Swap Agreements — UBS AG	(15,654)	15,654	—	—
UltraShort International ProFund
Swap Agreements — Goldman Sachs International	13,006	—	—	13,006
Swap Agreements — UBS AG	15,323	—	—	15,323
UltraShort Japan ProFund
Swap Agreements — Goldman Sachs International	(3,003)	3,003	—	—
UltraShort Latin America ProFund
Swap Agreements — Goldman Sachs International	(18,278)	18,278	—	—
Swap Agreements — UBS AG	(16,504)	16,504	—	—
UltraShort Mid-Cap ProFund
Swap Agreements — Goldman Sachs International	(39)	39	—	—
Swap Agreements — UBS AG	(4)	4	—	—
UltraShort Nasdaq-100 ProFund
Swap Agreements — Goldman Sachs International	(74,049)	74,049	—	—
Swap Agreements — UBS AG	(218,999)	218,999	—	—
UltraShort Small-Cap ProFund
Swap Agreements — Goldman Sachs International	(5,195)	5,195	—	—
Swap Agreements — UBS AG	(3,082)	3,082	—	—
UltraSmall-Cap ProFund
Swap Agreements — Goldman Sachs International	1,368	—	—	1,368
Swap Agreements — UBS AG	17,019	—	—	17,019
U.S. Government Plus ProFund
Swap Agreements — Citibank North America	(8,925)	8,925	—	—
Swap Agreements — Societe Generale	18,686	—	—	18,686
Utilities UltraSector ProFund
Swap Agreements — Goldman Sachs International	(47,777)	47,777	—	—
Swap Agreements — UBS AG	(39,025)	39,025	—	—

*  The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

**  Financial instruments and cash collateral received are not disclosed on the Statement of Assets and Liabilities because the Fund does not have effective control of the collateral.

288 :: Notes to Financial Statements :: January 31, 2025 (unaudited)

Securities Lending

Each ProFund may lend securities to brokers, dealers and financial organizations in exchange for initial collateral in the amount of at least 102% of the value of U.S. dollar-denominated securities loaned or at least 105% of the value of non-U.S. dollar- denominated securities loaned, marked to market daily. Each security loaned will be secured continuously by collateral in the form of cash, money market instruments or U.S. Government securities with a market value of at least 100% of the market value of the loaned securities. When a ProFund lends its securities, it continues to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the reinvestment of the cash collateral. Any cash collateral received by the ProFund in connection with these loans may be reinvested in a variety of short-term investments. Any non-cash collateral received by the ProFund in connection with these loans may not be sold or pledged by the ProFund and, accordingly, is not reflected in the ProFund's assets and liabilities. The ProFunds may incur fees and expenses in connection with the reinvestment of cash collateral. For security loans collateralized by cash, borrowers may be entitled to receive a fee based on the amount of collateral. The ProFunds are typically compensated by the difference between the amount earned on the reinvestment of cash collateral and any fees paid to the borrower. Although voting and other rights attendant to securities loaned pass to the borrower, such loans may be recalled so that the securities may be voted by the ProFund if a material event affecting the ProFund's investment in the securities on loan is to occur. Security loans are subject to termination by the ProFund or the borrower at any time. No securities loan shall be made on behalf of a ProFund if, as a result, the aggregate value of all securities loaned by the particular ProFund exceeds one-third of the value of such ProFund's total assets (including the value of the collateral received).

Securities lending involves exposure to certain risks, including "gap" risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and any fees a ProFund has agreed to pay a borrower), operational risk (i.e., the risk of losses resulting from problems in the settlement and the accounting process), legal, counterparty and credit risk. If a securities lending counterparty were to default, a ProFund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a ProFund's securities as agreed, the ProFund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for a ProFund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market. A ProFund could lose money if its short-term reinvestment of the collateral declines in value over the period of the loan. The market value of the loaned securities is determined at the close of each business day of the ProFund and any additional required collateral is delivered to the ProFund, or excess collateral returned by the ProFund, on the next business day.

The following table is a summary of the ProFunds securities lending transactions as of January 31, 2025:

	Value of Securities on Loan	Value of Cash Collateral Received*
Biotechnology UltraSector ProFund	$1,221,074	$1,339,768
Bull ProFund	5,059	5,231
Communication Services UltraSector ProFund	263,448	272,408
Europe 30 ProFund	84,866	88,428
Large-Cap Value ProFund	1,371	1,418
Mid-Cap ProFund	6,041	6,181
Mid-Cap Growth ProFund	6,630	6,784
Small-Cap ProFund	16,698	17,284
Small-Cap Value ProFund	26,817	28,068
UltraBull ProFund	13,067	13,511
UltraChina ProFund	590,924	641,556
UltraEmerging Markets ProFund	333,162	344,767
UltraLatin America ProFund	129,262	136,613
UltraMid-Cap ProFund	29,613	30,301
UltraNasdaq-100 ProFund	797,750	785,000

*  Collateral received in the form of cash was reinvested in securities shown in the Collateral for Securities Loaned section of the Schedule of Portfolio Investments.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of depositary receipts, in which case dividends are recorded as soon as such information becomes available. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Gains or losses from class action settlements are recorded when such information becomes known or can be reasonably estimated; for non-recurring

January 31, 2025 (unaudited) :: Notes to Financial Statements :: 289 class action settlements, this generally occurs with the receipt or payment of cash consistent with the terms of such settlement.

Allocations

Expenses directly attributable to a ProFund are charged to that ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds (except Access Flex High Yield ProFund, Real Estate UltraSector ProFund and U.S. Government Plus ProFund) intends to declare and distribute net investment income at least annually, if any. Access Flex High Yield ProFund and Real Estate UltraSector ProFund declare and pay dividends from net investment income quarterly, if any. U.S. Government Plus ProFund declares dividend from net investment income daily and pays dividends on a monthly basis, if any. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., passive foreign investment company ("PFIC") sales, return of capital, net operating loss, and distribution reclassification), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., PFIC mark-to-market, corporate actions, wash sales and mark-to-market on derivative instruments) do not require a reclassification. The ProFunds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. For Access Flex Bear High Yield and Access Flex High Yield ProFunds, distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes

Each of the ProFunds intends to continue to qualify each year as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds intend to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements.

The Bear ProFund, Bull ProFund, Europe 30 ProFund, UltraBear ProFund, UltraBull ProFund, UltraJapan ProFund, UltraNasdaq-100 ProFund, and UltraShort Nasdaq-100 ProFund have a calendar tax year end. The remaining ProFunds have a tax year end of October 31st.

Management of the ProFunds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the

ProFunds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as "Fees paid indirectly."

3. Investment Valuation Summary

Pursuant to Rule 2a-5 (the "Rule"), the Trust's Board of Trustees designated the Advisor the "Valuation Designee" as contemplated by the Rule. The Valuation Designee is responsible for assessing and managing valuation risks, administering the pricing and valuation guidelines approved by the Board of Trustees, and overseeing pricing services utilized in valuing the Trust's security holdings, among other responsibilities outlined in the Rule. When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with the pricing and valuation guidelines. Fair value pricing may require subjective determinations about the value of a security. While the Trust's policy is intended to result in a calculation of a ProFund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy, as described below.

The valuation techniques employed by the ProFunds, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds (observable inputs) and the ProFunds' own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The inputs used for valuing the ProFunds' investments are summarized in the three broad levels listed below:

•  Level 1–quoted prices in active markets for identical assets

•  Level 2–other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•  Level 3–significant unobservable inputs (including the ProFunds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level

290 :: Notes to Financial Statements :: January 31, 2025 (unaudited)

of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

Security prices are generally valued at their market value using information provided by a third-party pricing service or market quotations or other procedures approved by the Trust's Board of Trustees. The securities in the portfolio of a non-money market ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the Nasdaq National Market System ("Nasdaq/NMS"), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust's Board of Trustees as described above.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the Nasdaq/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less, and of sufficient credit quality, may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust's Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described above may be applied.

For the period ended January 31, 2025, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value, nor were there any transfers in or out of Level 3 investments for the year.

A summary of the valuations as of January 31, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Access Flex Bear High Yield ProFund
Repurchase Agreements	$—	$—	$205,000	$—	$205,000	$—
Swap Agreements	—	—	—	48	—	48
Total	$—	$—	$205,000	$48	$205,000	$48
Access Flex High Yield ProFund
Repurchase Agreements	$—	$—	$11,130,000	$—	$11,130,000	$—
Swap Agreements	—	—	—	(2,412)	—	(2,412)
Total	$—	$—	$11,130,000	$(2,412)	$11,130,000	$(2,412)
Banks UltraSector ProFund
Common Stocks	$20,695,208	$—	$—	$—	$20,695,208	$—
Repurchase Agreements	—	—	6,323,000	—	6,323,000	—
Swap Agreements	—	—	—	356,651	—	356,651
Total	$20,695,208	$—	$6,323,000	$356,651	$27,018,208	$356,651
Bear ProFund
Repurchase Agreements	$—	$—	$4,897,000	$—	$4,897,000	$—
Futures Contracts	—	9,296	—	—	—	9,296
Swap Agreements	—	—	—	(19,068)	—	(19,068)
Total	$—	$9,296	$4,897,000	$(19,068)	$4,897,000	$(9,772)
Biotechnology UltraSector ProFund
Common Stocks	$68,525,845	$—	$—	$—	$68,525,845	$—
Repurchase Agreements	—	—	16,753,000	—	16,753,000	—
Collateral for Securities Loaned	1,339,768	—	—	—	1,339,768	—
Swap Agreements	—	—	—	(281,381)	—	(281,381)
Total	$69,865,613	$—	$16,753,000	$(281,381)	$86,618,613	$(281,381)

January 31, 2025 (unaudited) :: Notes to Financial Statements :: 291

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Bull ProFund
Common Stocks	$42,208,224	$—	$—	$—	$42,208,224	$—
Repurchase Agreements	—	—	12,592,000	—	12,592,000	—
Collateral for Securities Loaned	5,231	—	—	—	5,231	—
Futures Contracts	—	(83,700)	—	—	—	(83,700)
Swap Agreements	—	—	—	33,687	—	33,687
Total	$42,213,455	$(83,700)	$12,592,000	$33,687	$54,805,455	$(50,013)
Communication Services UltraSector ProFund
Common Stocks	$27,707,456	$—	$—	$—	$27,707,456	$—
Repurchase Agreements	—	—	8,583,000	—	8,583,000	—
Collateral for Securities Loaned	272,408	—	—	—	272,408	—
Swap Agreements	—	—	—	725,613	—	725,613
Total	$27,979,864	$—	$8,583,000	$725,613	$36,562,864	$725,613
Consumer Discretionary UltraSector ProFund
Common Stocks	$44,218,890	$—	$—	$—	$44,218,890	$—
Repurchase Agreements	—	—	13,713,000	—	13,713,000	—
Swap Agreements	—	—	—	99,671	—	99,671
Total	$44,218,890	$—	$13,713,000	$99,671	$57,931,890	$99,671
Consumer Staples UltraSector ProFund
Common Stocks	$2,614,943	$—	$—	$—	$2,614,943	$—
Repurchase Agreements	—	—	527,000	—	527,000	—
Swap Agreements	—	—	—	41,864	—	41,864
Total	$2,614,943	$—	$527,000	$41,864	$3,141,943	$41,864
Energy UltraSector ProFund
Common Stocks	$14,855,389	$—	$—	$—	$14,855,389	$—
Repurchase Agreements	—	—	4,012,000	—	4,012,000	—
Swap Agreements	—	—	—	(681,032)	—	(681,032)
Total	$14,855,389	$—	$4,012,000	$(681,032)	$18,867,389	$(681,032)
Europe 30 ProFund
Common Stocks	$1,876,675	$—	$—	$—	$1,876,675	$—
Collateral for Securities Loaned	88,428	—	—	—	88,428	—
Total	$1,965,103	$—	$—	$—	$1,965,103	$—
Falling U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$996,000	$—	$996,000	$—
Forward Currency Contracts	—	—	—	6,343	—	6,343
Total	$—	$—	$996,000	$6,343	$996,000	$6,343
Financials UltraSector ProFund
Common Stocks	$29,511,323	$—	$—	$—	$29,511,323	$—
Repurchase Agreements	—	—	10,369,000	—	10,369,000	—
Swap Agreements	—	—	—	399,620	—	399,620
Total	$29,511,323	$—	$10,369,000	$399,620	$39,880,323	$399,620
Health Care UltraSector ProFund
Common Stocks	$12,761,337	$—	$—	$—	$12,761,337	$—
Repurchase Agreements	—	—	4,001,000	—	4,001,000	—
Swap Agreements	—	—	—	207,691	—	207,691
Total	$12,761,337	$—	$4,001,000	$207,691	$16,762,337	$207,691
Industrials UltraSector ProFund
Common Stocks	$5,810,335	$—	$—	$—	$5,810,335	$—
Repurchase Agreements	—	—	1,881,000	—	1,881,000	—
Swap Agreements	—	—	—	(151,133)	—	(151,133)
Total	$5,810,335	$—	$1,881,000	$(151,133)	$7,691,335	$(151,133)

292 :: Notes to Financial Statements :: January 31, 2025 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Internet UltraSector ProFund
Common Stocks	$119,105,559	$—	$—	$—	$119,105,559	$—
Repurchase Agreements	—	—	29,939,000	—	29,939,000	—
Swap Agreements	—	—	—	1,464,790	—	1,464,790
Total	$119,105,559	$—	$29,939,000	$1,464,790	$149,044,559	$1,464,790
Large-Cap Growth ProFund
Common Stocks	$27,212,829	$—	$—	$—	$27,212,829	$—
Repurchase Agreements	—	—	98,000	—	98,000	—
Total	$27,212,829	$—	$98,000	$—	$27,310,829	$—
Large-Cap Value ProFund
Common Stocks	$10,410,809	$—	$—	$—	$10,410,809	$—
Collateral for Securities Loaned	1,418	—	—	—	1,418	—
Total	$10,412,227	$—	$—	$—	$10,412,227	$—
Materials UltraSector ProFund
Common Stocks	$3,111,326	$—	$—	$—	$3,111,326	$—
Repurchase Agreements	—	—	1,033,000	—	1,033,000	—
Swap Agreements	—	—	—	(18,261)	—	(18,261)
Total	$3,111,326	$—	$1,033,000	$(18,261)	$4,144,326	$(18,261)
Mid-Cap Growth ProFund
Common Stocks	$3,757,262	$—	$—	$—	$3,757,262	$—
Repurchase Agreements	—	—	3,000	—	3,000	—
Collateral for Securities Loaned	6,784	—	—	—	6,784	—
Total	$3,764,046	$—	$3,000	$—	$3,767,046	$—
Mid-Cap ProFund
Common Stocks	$9,027,209	$—	$—	$—	$9,027,209	$—
Repurchase Agreements	—	—	2,793,000	—	2,793,000	—
Collateral for Securities Loaned	6,181	—	—	—	6,181	—
Swap Agreements	—	—	—	(2,977)	—	(2,977)
Total	$9,033,390	$—	$2,793,000	$(2,977)	$11,826,390	$(2,977)
Mid-Cap Value ProFund
Common Stocks	$49,246,529	$—	$—	$—	$49,246,529	$—
Repurchase Agreements	—	—	177,000	—	177,000	—
Total	$49,246,529	$—	$177,000	$—	$49,423,529	$—
Nasdaq-100 ProFund
Common Stocks	$75,269,679	$—	$—	$—	$75,269,679	$—
Repurchase Agreements	—	—	46,814,000	—	46,814,000	—
Futures Contracts	—	17,412	—	—	—	17,412
Swap Agreements	—	—	—	671,086	—	671,086
Total	$75,269,679	$17,412	$46,814,000	$671,086	$122,083,679	$688,498
Oil & Gas Equipment & Services UltraSector ProFund
Common Stocks	$7,979,610	$—	$—	$—	$7,979,610	$—
Repurchase Agreements	—	—	2,722,000	—	2,722,000	—
Swap Agreements	—	—	—	(519,720)	—	(519,720)
Total	$7,979,610	$—	$2,722,000	$(519,720)	$10,701,610	$(519,720)
Pharmaceuticals UltraSector ProFund
Common Stocks	$2,356,929	$—	$—	$—	$2,356,929	$—
Repurchase Agreements	—	—	462,000	—	462,000	—
Swap Agreements	—	—	—	3,692	—	3,692
Total	$2,356,929	$—	$462,000	$3,692	$2,818,929	$3,692

January 31, 2025 (unaudited) :: Notes to Financial Statements :: 293

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Precious Metals UltraSector ProFund
Common Stocks	$18,692,037	$—	$—	$—	$18,692,037	$—
Repurchase Agreements	—	—	5,359,000	—	5,359,000	—
Swap Agreements	—	—	—	699,086	—	699,086
Total	$18,692,037	$—	$5,359,000	$699,086	$24,051,037	$699,086
Real Estate UltraSector ProFund
Common Stocks	$3,188,333	$—	$—	$—	$3,188,333	$—
Repurchase Agreements	—	—	1,113,000	—	1,113,000	—
Swap Agreements	—	—	—	(3,236)	—	(3,236)
Total	$3,188,333	$—	$1,113,000	$(3,236)	$4,301,333	$(3,236)
Rising Rates Opportunity ProFund
Repurchase Agreements	$—	$—	$8,355,000	$—	$8,355,000	$—
Swap Agreements	—	—	—	(133,939)	—	(133,939)
Total	$—	$—	$8,355,000	$(133,939)	$8,355,000	$(133,939)
Rising Rates Opportunity 10 ProFund
Repurchase Agreements	$—	$—	$1,109,000	$—	$1,109,000	$—
Swap Agreements	—	—	—	(9,588)	—	(9,588)
Total	$—	$—	$1,109,000	$(9,588)	$1,109,000	$(9,588)
Rising U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$8,836,000	$—	$8,836,000	$—
Forward Currency Contracts	—	—	—	(82,280)	—	(82,280)
Total	$—	$—	$8,836,000	$(82,280)	$8,836,000	$(82,280)
Semiconductor UltraSector ProFund
Common Stocks	$163,515,233	$—	$—	$—	$163,515,233	$—
Repurchase Agreements	—	—	175,544,000	—	175,544,000	—
Swap Agreements	—	—	—	(47,641,171)	—	(47,641,171)
Total	$163,515,233	$—	$175,544,000	$(47,641,171)	$339,059,233	$(47,641,171)
Short Energy ProFund
Repurchase Agreements	$—	$—	$1,455,000	$—	$1,455,000	$—
Swap Agreements	—	—	—	78,440	—	78,440
Total	$—	$—	$1,455,000	$78,440	$1,455,000	$78,440
Short Nasdaq-100 ProFund
Repurchase Agreements	$—	$—	$1,297,000	$—	$1,297,000	$—
Futures Contracts	—	9,472	—	—	—	9,472
Swap Agreements	—	—	—	(25,142)	—	(25,142)
Total	$—	$9,472	$1,297,000	$(25,142)	$1,297,000	$(15,670)
Short Precious Metals ProFund
Repurchase Agreements	$—	$—	$5,876,000	$—	$5,876,000	$—
Swap Agreements	—	—	—	(260,564)	—	(260,564)
Total	$—	$—	$5,876,000	$(260,564)	$5,876,000	$(260,564)
Short Real Estate ProFund
Repurchase Agreements	$—	$—	$937,000	$—	$937,000	$—
Swap Agreements	—	—	—	214	—	214
Total	$—	$—	$937,000	$214	$937,000	$214
Short Small-Cap ProFund
Repurchase Agreements	$—	$—	$2,743,000	$—	$2,743,000	$—
Swap Agreements	—	—	—	15,610	—	15,610
Total	$—	$—	$2,743,000	$15,610	$2,743,000	$15,610
Small-Cap Growth ProFund
Common Stocks	$4,441,034	$—	$—	$—	$4,441,034	$—
Total	$4,441,034	$—	$—	$—	$4,441,034	$—

294 :: Notes to Financial Statements :: January 31, 2025 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Small-Cap ProFund
Common Stocks	$3,014,163	$—	$—	$—	$3,014,163	$—
Rights	—	—	18	—	18	—
Trust*	—	—	—	—	—	—
Repurchase Agreements	—	—	1,604,000	—	1,604,000	—
Collateral for Securities Loaned	17,284	—	—	—	17,284	—
Futures Contracts	—	(20,128)	—	—	—	(20,128)
Swap Agreements	—	—	—	52,425	—	52,425
Total	$3,031,447	$(20,128)	$1,604,000	$52,425	$4,635,465	$32,297
Small-Cap Value ProFund
Common Stocks	$2,844,190	$—	$—	$—	$2,844,190	$—
Collateral for Securities Loaned	28,068	—	—	—	28,068	—
Total	$2,872,258	$—	$—	$—	$2,872,258	$—
Technology UltraSector ProFund
Common Stocks	$66,522,469	$—	$—	$—	$66,522,469	$—
Repurchase Agreements	—	—	21,300,000	—	21,300,000	—
Swap Agreements	—	—	—	(3,210,091)	—	(3,210,091)
Total	$66,522,469	$—	$21,300,000	$(3,210,091)	$87,822,469	$(3,210,091)
UltraBear ProFund
Repurchase Agreements	$—	$—	$4,479,000	$—	$4,479,000	$—
Futures Contracts	—	13,944	—	—	—	13,944
Swap Agreements	—	—	—	(46,554)	—	(46,554)
Total	$—	$13,944	$4,479,000	$(46,554)	$4,479,000	$(32,610)
UltraBull ProFund
Common Stocks	$112,740,229	$—	$—	$—	$112,740,229	$—
Repurchase Agreements	—	—	55,079,000	—	55,079,000	—
Collateral for Securities Loaned	13,511	—	—	—	13,511	—
Futures Contracts	—	(315,188)	—	—	—	(315,188)
Swap Agreements	—	—	—	766,315	—	766,315
Total	$112,753,740	$(315,188)	$55,079,000	$766,315	$167,832,740	$451,127
UltraChina ProFund
Common Stocks	$21,021,412	$—	$—	$—	$21,021,412	$—
Repurchase Agreements	—	—	2,895,000	—	2,895,000	—
Collateral for Securities Loaned	641,556	—	—	—	641,556	—
Swap Agreements	—	—	—	599,727	—	599,727
Total	$21,662,968	$—	$2,895,000	$599,727	$24,557,968	$599,727
UltraDow 30 ProFund
Common Stocks	$33,987,562	$—	$—	$—	$33,987,562	$—
Repurchase Agreements	—	—	14,309,000	—	14,309,000	—
Futures Contracts	—	935	—	—	—	935
Swap Agreements	—	—	—	(272,193)	—	(272,193)
Total	$33,987,562	$935	$14,309,000	$(272,193)	$48,296,562	$(271,258)
UltraEmerging Markets ProFund
Common Stocks	$5,200,211	$—	$—	$—	$5,200,211	$—
Preferred Stocks	107,651	—	—	—	107,651	—
Repurchase Agreements	—	—	950,000	—	950,000	—
Collateral for Securities Loaned	344,767	—	—	—	344,767	—
Swap Agreements	—	—	—	263,069	—	263,069
Total	$5,652,629	$—	$950,000	$263,069	$6,602,629	$263,069
UltraInternational ProFund
Repurchase Agreements	$—	$—	$2,954,000	$—	$2,954,000	$—
Swap Agreements	—	—	—	(10,213)	—	(10,213)
Total	$—	$—	$2,954,000	$(10,213)	$2,954,000	$(10,213)

January 31, 2025 (unaudited) :: Notes to Financial Statements :: 295

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraJapan ProFund
Repurchase Agreements	$—	$—	$15,822,000	$—	$15,822,000	$—
Futures Contracts	—	(91,938)	—	—	—	(91,938)
Swap Agreements	—	—	—	1,670	—	1,670
Total	$—	$(91,938)	$15,822,000	$1,670	$15,822,000	$(90,268)
UltraLatin America ProFund
Common Stocks	$5,338,268	$—	$—	$—	$5,338,268	$—
Preferred Stocks	576,759	—	—	—	576,759	—
Rights	—	—	340	—	340	—
Repurchase Agreements	—	—	1,137,000	—	1,137,000	—
Collateral for Securities Loaned	136,613	—	—	—	136,613	—
Swap Agreements	—	—	—	136,783	—	136,783
Total	$6,051,640	$—	$1,137,340	$136,783	$7,188,980	$136,783
UltraMid-Cap ProFund
Common Stocks	$33,049,312	$—	$—	$—	$33,049,312	$—
Repurchase Agreements	—	—	11,405,000	—	11,405,000	—
Collateral for Securities Loaned	30,301	—	—	—	30,301	—
Futures Contracts	—	(60,701)	—	—	—	(60,701)
Swap Agreements	—	—	—	(54,826)	—	(54,826)
Total	$33,079,613	$(60,701)	$11,405,000	$(54,826)	$44,484,613	$(115,527)
UltraNasdaq-100 ProFund
Common Stocks	$829,806,541	$—	$—	$—	$829,806,541	$—
Repurchase Agreements	—	—	221,983,000	—	221,983,000	—
Collateral for Securities Loaned	785,000	—	—	—	785,000	—
Futures Contracts	—	(2,685,138)	—	—	—	(2,685,138)
Swap Agreements	—	—	—	17,979,299	—	17,979,299
Total	$830,591,541	$(2,685,138)	$221,983,000	$17,979,299	$1,052,574,541	$15,294,161
UltraShort China ProFund
Repurchase Agreements	$—	$—	$1,263,000	$—	$1,263,000	$—
Swap Agreements	—	—	—	11,688	—	11,688
Total	$—	$—	$1,263,000	$11,688	$1,263,000	$11,688
UltraShort Dow 30 ProFund
Repurchase Agreements	$—	$—	$1,909,000	$—	$1,909,000	$—
Swap Agreements	—	—	—	16,949	—	16,949
Total	$—	$—	$1,909,000	$16,949	$1,909,000	$16,949
UltraShort Emerging Markets ProFund
Repurchase Agreements	$—	$—	$459,000	$—	$459,000	$—
Swap Agreements	—	—	—	(38,089)	—	(38,089)
Total	$—	$—	$459,000	$(38,089)	$459,000	$(38,089)
UltraShort International ProFund
Repurchase Agreements	$—	$—	$3,896,000	$—	$3,896,000	$—
Swap Agreements	—	—	—	28,329	—	28,329
Total	$—	$—	$3,896,000	$28,329	$3,896,000	$28,329
UltraShort Japan ProFund
Repurchase Agreements	$—	$—	$463,000	$—	$463,000	$—
Futures Contracts	—	10,150	—	—	—	10,150
Swap Agreements	—	—	—	(3,003)	—	(3,003)
Total	$—	$10,150	$463,000	$(3,003)	$463,000	$7,147
UltraShort Latin America ProFund
Repurchase Agreements	$—	$—	$1,051,000	$—	$1,051,000	$—
Swap Agreements	—	—	—	(34,782)	—	(34,782)
Total	$—	$—	$1,051,000	$(34,782)	$1,051,000	$(34,782)

296 :: Notes to Financial Statements :: January 31, 2025 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraShort Mid-Cap ProFund
Repurchase Agreements	$—	$—	$508,000	$—	$508,000	$—
Swap Agreements	—	—	—	(43)	—	(43)
Total	$—	$—	$508,000	$(43)	$508,000	$(43)
UltraShort Nasdaq-100 ProFund
Repurchase Agreements	$—	$—	$9,140,000	$—	$9,140,000	$—
Futures Contracts	—	37,888	—	—	—	37,888
Swap Agreements	—	—	—	(293,048)	—	(293,048)
Total	$—	$37,888	$9,140,000	$(293,048)	$9,140,000	$(255,160)
UltraShort Small-Cap ProFund
Repurchase Agreements	$—	$—	$1,902,000	$—	$1,902,000	$—
Futures Contracts	—	26,090	—	—	—	26,090
Swap Agreements	—	—	—	(8,277)	—	(8,277)
Total	$—	$26,090	$1,902,000	$(8,277)	$1,902,000	$17,813
UltraSmall-Cap ProFund
Common Stocks	$39,994,074	$—	$—	$—	$39,994,074	$—
Rights	—	—	298	—	298	—
Trust*	—	—	—	—	—	—
Repurchase Agreements	—	—	11,012,000	—	11,012,000	—
Futures Contracts	—	(66,368)	—	—	—	(66,368)
Swap Agreements	—	—	—	18,387	—	18,387
Total	$39,994,074	$(66,368)	$11,012,298	$18,387	$51,006,372	$(47,981)
U.S. Government Plus ProFund
Repurchase Agreements	$—	$—	$12,468,000	$—	$12,468,000	$—
Swap Agreements	—	—	—	9,761	—	9,761
Total	$—	$—	$12,468,000	$9,761	$12,468,000	$9,761
Utilities UltraSector ProFund
Common Stocks	$7,922,997	$—	$—	$—	$7,922,997	$—
Repurchase Agreements	—	—	2,228,000	—	2,228,000	—
Swap Agreements	—	—	—	(86,802)	—	(86,802)
Total	$7,922,997	$—	$2,228,000	$(86,802)	$10,150,997	$(86,802)

^  Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward currency contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized appreciation/(depreciation) on the investment.

*  Ferroglobe Representation and Warranty Insurance trust was valued at $0 and categorized as Level 2 within the fair value hierarchy.

4. Fees and Transactions with Affiliates and Other Parties

The ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds (excluding Nasdaq-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund) each pay the Advisor a fee at an annualized rate of 0.75% of the average daily net assets of each respective ProFund. The Nasdaq-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund pay the Advisor a fee at an annualized rate of 0.70%, 0.90%, 0.90% and 0.50%, respectively, of their average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of the Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund: 0.025% of the ProFund's daily net assets in excess of $500 million to $1 billion, 0.05% of the ProFund's daily net assets in excess of $1 billion to $2 billion, and 0.075% of the ProFund's net assets in excess of $2 billion. During the period ended January 31, 2025, no Fund's annual investment advisory fee was subject to such reductions.

Effective November 4, 2024, The Ultimus Group, LLC ("Ultimus") replaced Citi Fund Services Ohio, Inc. ("Citi") as the Trust's administrator (the "Administrator") and fund accounting agent.

Prior to November 4, 2024, the Trust paid Citi for its services as Administrator, an annual fee based on the Trust's aggregate average net assets at a tier rate ranging from 0.00375% to 0.05%, and a base fee for certain filings. Administration fees also included additional fees paid to Citi by the Trust for additional services provided, including support of the Trust's compliance program. The Trust also paid Citi for its services as fund accounting agent,

January 31, 2025 (unaudited) :: Notes to Financial Statements :: 297 an annual fee based on the Trust's aggregate average net assets at a tier rate ranging from 0.00375% to 0.03%, a base fee, and reimbursement of certain expenses.

Effective November 4, 2024, the Trust pays Ultimus for its services as Administrator and fund accounting agent, an annual fee based on the Trust's aggregate average net assets at a tier rate ranging from 0.0075% to 0.08%, and an annual base fee. Administration and fund accounting fees also include additional fees paid to Ultimus by the Trust for additional services provided, including support of the Trust's compliance program. Fees paid for the period ended January 31, 2025, to Citi and Ultimus by the ProFunds for administrator and fund accounting services, are reflected on the Statements of Operations as "Administration and fund accounting fees".

FIS Investor Services LLC ("FIS") acts as transfer agent for the Trust. For these services, the Trust pays FIS a base fee, account and service charges, and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of the Advisor, serves as the Trust's distributor. Under a Distribution and Shareholder Services Plan, adopted by the Trust's Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund may pay financial intermediaries such as broker-dealers, investment advisors and the Distributor up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each ProFund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statements of Operations as "Service fees."

The ProFunds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statements of Operations as "Administrative services fees."

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust's Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds for serving in their respective roles. The Trust, together with affiliated Trusts, pays each Independent Trustee compensation for their services at an annual rate of $325,000, inclusive of all meetings. During the period ended January 31, 2025, actual Trustee compensation was $487,500 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust's Chief Compliance Officer and staff who administer the Trust's compliance program, in which the ProFunds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as "Compliance services fees."

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds for the periods listed below in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses) as shown in the table below. Amounts due from the Advisor under an expense limitation agreement are settled following each month end.

	For the Period December 1, 2024 through November 30, 2025		For the Period December 1, 2023 through November 30, 2024
	Investor Class	Service Class	Investor Class	Service Class
Access Flex Bear High Yield ProFund	1.78%	2.78%	1.78%	2.78%
Access Flex High Yield ProFund	1.78%	2.78%	1.78%	2.78%
Banks UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Bear ProFund	1.78%	2.78%	1.78%	2.78%
Biotechnology UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Bull ProFund	1.95%	2.95%	1.95%	2.95%
Communication Services UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Consumer Discretionary UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Consumer Staples UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Energy UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Europe 30 ProFund	1.78%	2.78%	1.78%	2.78%
Falling U.S. Dollar ProFund	1.78%	2.78%	1.78%	2.78%
Financials UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Health Care UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Industrials UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Internet UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Large-Cap Growth ProFund	1.95%	2.95%	1.78%	2.78%
Large-Cap Value ProFund	1.78%	2.78%	1.78%	2.78%
Materials UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Mid-Cap Growth ProFund	1.78%	2.78%	1.78%	2.78%

298 :: Notes to Financial Statements :: January 31, 2025 (unaudited)

	For the Period December 1, 2024 through November 30, 2025		For the Period December 1, 2023 through November 30, 2024
	Investor Class	Service Class	Investor Class	Service Class
Mid-Cap ProFund	1.78%	2.78%	1.78%	2.78%
Mid-Cap Value ProFund	1.78%	2.78%	1.78%	2.78%
Nasdaq-100 ProFund	1.95%	2.95%	1.95%	2.95%
Oil & Gas Equipment & Services UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Pharmaceuticals UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Precious Metals UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Real Estate UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Rising Rates Opportunity ProFund	1.95%	2.95%	1.95%	2.95%
Rising Rates Opportunity 10 ProFund	1.78%	2.78%	1.78%	2.78%
Rising U.S. Dollar ProFund	1.78%	2.78%	1.78%	2.78%
Semiconductor UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Short Energy ProFund	1.78%	2.78%	1.78%	2.78%
Short Nasdaq-100 ProFund	1.78%	2.78%	1.95%	2.95%
Short Precious Metals ProFund	1.78%	2.78%	1.78%	2.78%
Short Real Estate ProFund	1.78%	2.78%	1.78%	2.78%
Short Small-Cap ProFund	1.78%	2.78%	1.78%	2.78%
Small-Cap Growth ProFund	1.78%	2.78%	1.78%	2.78%
Small-Cap ProFund	1.78%	2.78%	1.78%	2.78%
Small-Cap Value ProFund	1.78%	2.78%	1.78%	2.78%
Technology UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
UltraBear ProFund	1.78%	2.78%	1.78%	2.78%
UltraBull ProFund	1.95%	2.95%	1.95%	2.95%
UltraChina ProFund	1.95%	2.95%	1.78%	2.78%
UltraDow 30 ProFund	1.95%	2.95%	1.95%	2.95%
UltraEmerging Markets ProFund	1.78%	2.78%	1.78%	2.78%
UltraInternational ProFund	1.78%	2.78%	1.78%	2.78%
UltraJapan ProFund	1.95%	2.95%	1.78%	2.78%
UltraLatin America ProFund	1.78%	2.78%	1.78%	2.78%
UltraMid-Cap ProFund	1.95%	2.95%	1.95%	2.95%
UltraNasdaq-100 ProFund	1.95%	2.95%	1.95%	2.95%
UltraShort China ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Dow 30 ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Emerging Markets ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort International ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Japan ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Latin America ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Mid-Cap ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Nasdaq-100 ProFund	1.78%	2.78%	1.95%	2.95%
UltraShort Small-Cap ProFund	1.78%	2.78%	1.78%	2.78%
UltraSmall-Cap ProFund	1.95%	2.95%	1.95%	2.95%
U.S. Government Plus ProFund	1.70%	2.70%	1.70%	2.70%
Utilities UltraSector ProFund	1.78%	2.78%	1.78%	2.78%

Amounts waived under the contractual expense limitation agreement are allocated proportionally as waivers of advisory and management services fees, to the extent of these fees as reflected on the Statements of Operations. During the year, the allocation of expenses reduced and reimbursed by the Advisor between advisory and management services fees, and if necessary, reimbursement of other expenses was as follows:

	Expenses reduced and reimbursed by the Advisor	Waivers of advisory fees	Waivers of management services fees	Reimbursements of other expenses
Access Flex Bear High Yield ProFund	$(14,884)	$(1,839)	$(368)	$(12,677)
Access Flex High Yield ProFund	(1,817)	(1,514)	(303)	—
Bear ProFund	(32,769)	(27,307)	(5,462)	—
Consumer Staples UltraSector ProFund	(12,318)	(10,265)	(2,053)	—
Europe 30 ProFund	(9,431)	(7,859)	(1,572)	—
Falling U.S. Dollar ProFund	(23,011)	(4,023)	(805)	(18,183)
Industrials UltraSector ProFund	(9,401)	(7,834)	(1,567)	—
Large-Cap Growth ProFund	(3,301)	(2,751)	(550)	—
Large-Cap Value ProFund	(13,213)	(11,011)	(2,202)	—
Materials UltraSector ProFund	(6,987)	(5,822)	(1,165)	—

January 31, 2025 (unaudited) :: Notes to Financial Statements :: 299

	Expenses reduced and reimbursed by the Advisor	Waivers of advisory fees	Waivers of management services fees	Reimbursements of other expenses
Mid-Cap Growth ProFund	$(8,853)	$(7,377)	$(1,476)	$—
Mid-Cap ProFund	(40)	(33)	(7)	—
Mid-Cap Value ProFund	(37,028)	(17,613)	(3,522)	(15,893)
Pharmaceuticals UltraSector ProFund	(11,266)	(9,388)	(1,878)	—
Real Estate UltraSector ProFund	(3,372)	(2,810)	(562)	—
Rising Rates Opportunity 10 ProFund	(15,459)	(3,459)	(692)	(11,308)
Rising U.S. Dollar ProFund	(29,232)	(24,360)	(4,872)	—
Short Energy ProFund	(16,200)	(2,511)	(502)	(13,187)
Short Nasdaq-100 ProFund	(24,252)	(13,247)	(2,649)	(8,356)
Short Precious Metals ProFund	(12,215)	(10,179)	(2,036)	—
Short Real Estate ProFund	(13,806)	(4,182)	(836)	(8,788)
Short Small-Cap ProFund	(67,366)	(17,147)	(3,429)	(46,790)
Small-Cap Growth ProFund	(5,231)	(4,359)	(872)	—
Small-Cap ProFund	(10,069)	(8,391)	(1,678)	—
Small-Cap Value ProFund	(16,881)	(14,068)	(2,813)	—
UltraBear ProFund	(12,175)	(10,146)	(2,029)	—
UltraEmerging Markets ProFund	(8,790)	(7,325)	(1,465)	—
UltraInternational ProFund	(11,178)	(9,315)	(1,863)	—
UltraLatin America ProFund	(6,299)	(5,249)	(1,050)	—
UltraShort China ProFund	(17,590)	(6,578)	(1,315)	(9,697)
UltraShort Dow 30 ProFund	(15,262)	(7,511)	(1,502)	(6,249)
UltraShort Emerging Markets ProFund	(9,082)	(2,023)	(405)	(6,654)
UltraShort International ProFund	(12,670)	(9,454)	(1,891)	(1,325)
UltraShort Japan ProFund	(15,496)	(3,072)	(512)	(11,912)
UltraShort Latin America ProFund	(12,458)	(4,262)	(852)	(7,344)
UltraShort Mid-Cap ProFund	(12,334)	(2,456)	(491)	(9,387)
UltraShort Nasdaq-100 ProFund	(20,383)	(16,986)	(3,397)	—
UltraShort Small-Cap ProFund	(14,387)	(11,989)	(2,398)	—
U.S. Government Plus ProFund	(4,784)	(3,680)	(1,104)	—

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years of the end of the contractual period; however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as "Recoupment of prior expenses reduced by the Advisor." These amounts are allocated proportionally as recoupments of advisory and management services fees, respectively, as shown in the table below.

	Recoupment of prior expenses reduced by the Advisor	Recoupment allocated to advisory fees	Recoupment allocated to management services fees
Access Flex High Yield ProFund	$6,187	$5,156	$1,031
Communication Services UltraSector ProFund	3,844	3,203	641
Falling U.S. Dollar ProFund	679	566	113
Financials UltraSector ProFund	1,333	1,111	222
Industrials UltraSector ProFund	1,602	1,335	267
Mid-Cap ProFund	1,106	922	184
Small-Cap Value ProFund	10,839	9,032	1,807
UltraShort China ProFund	4,369	3,641	728

As of January 31, 2025, the recoupments that may potentially be made by the ProFunds are shown in the table below. As of January 31, 2025, no commitment or contingent liability is expected.

	Expires 11/30/25	Expires 11/30/26	Expires 11/30/27	Expires 11/30/28	Total
Access Flex Bear High Yield ProFund	$6,007	$28,223	$22,510	$5,638	$62,378
Access Flex High Yield ProFund	830	—	14,207	1,817	16,854
Bear ProFund	—	1,199	57,215	3,866	62,280
Communication Services UltraSector ProFund	24,999	12,207	9,582	—	46,788
Consumer Staples UltraSector ProFund	18,957	22,079	18,973	4,742	64,751
Europe 30 ProFund	25,872	49,295	4,777	3,590	83,534
Falling U.S. Dollar ProFund	36,529	42,797	40,325	—	119,651

300 :: Notes to Financial Statements :: January 31, 2025 (unaudited)

	Expires 11/30/25	Expires 11/30/26	Expires 11/30/27	Expires 11/30/28	Total
Industrials UltraSector ProFund	$26,733	$20,660	$1,544	$9,401	$58,338
Large-Cap Growth ProFund	—	—	1,020	88	1,108
Large-Cap Value ProFund	—	4,069	872	10,496	15,437
Materials UltraSector ProFund	1,804	15,294	10,507	2,453	30,058
Mid-Cap Growth ProFund	18,268	16,739	13,414	2,588	51,009
Mid-Cap ProFund	16,737	7,012	446	40	24,235
Mid-Cap Value ProFund	2,989	28,426	21,281	30,042	82,738
Pharmaceuticals UltraSector ProFund	15,582	28,050	15,851	3,960	63,443
Real Estate UltraSector ProFund	—	17,079	17,867	292	35,238
Rising Rates Opportunity 10 ProFund	34,678	27,220	23,161	7,693	92,752
Rising U.S. Dollar ProFund	—	26,455	73,672	1,654	101,781
Short Energy ProFund	11,530	33,297	32,070	6,495	83,392
Short Nasdaq-100 ProFund	—	5,060	64,302	3,824	73,186
Short Precious Metals ProFund	27,994	27,227	16,363	5,386	76,970
Short Real Estate ProFund	21,249	29,494	23,196	3,012	76,951
Short Small-Cap ProFund	16,291	20,758	91,756	29,892	158,697
Small-Cap Growth ProFund	2,985	17,697	15,455	507	36,644
Small-Cap ProFund	31,358	34,231	25,123	1,275	91,987
Small-Cap Value ProFund	—	5,320	3,598	16,881	25,799
UltraBear ProFund	21,307	1,569	4,690	9,924	37,490
UltraEmerging Markets ProFund	9,257	23,133	17,689	1,535	51,614
UltraInternational ProFund	29,060	23,542	18,519	3,099	74,220
UltraLatin America ProFund	—	—	10,491	626	11,117
UltraShort China ProFund	30,636	30,528	37,489	—	98,653
UltraShort Dow 30 ProFund	25,064	28,575	22,655	6,281	82,575
UltraShort Emerging Markets ProFund	11,795	30,510	23,871	1,159	67,335
UltraShort International ProFund	9,933	29,383	20,657	4,490	64,463
UltraShort Japan ProFund	13,877	29,621	31,994	5,709	81,201
UltraShort Latin America ProFund	23,720	31,886	25,022	5,274	85,902
UltraShort Mid-Cap ProFund	27,602	34,008	22,863	3,602	88,075
UltraShort Nasdaq-100 ProFund	—	—	29,074	11,491	40,565
UltraShort Small-Cap ProFund	29,520	25,914	30,826	1,987	88,247
U.S. Government Plus ProFund	—	—	16,634	3,363	19,997

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended January 31, 2025, were as follows:

	Purchases	Sales
Banks UltraSector ProFund	$20,985,217	$10,102,686
Biotechnology UltraSector ProFund	18,237,956	29,883,660
Bull ProFund	44,914,730	49,860,816
Communication Services UltraSector ProFund	26,031,253	9,056,142
Consumer Discretionary UltraSector ProFund	36,149,279	36,373,324
Consumer Staples UltraSector ProFund	4,282,088	4,507,102
Energy UltraSector ProFund	2,258,016	7,332,564
Europe 30 ProFund	6,424,024	8,850,338
Financials UltraSector ProFund	24,528,217	23,445,657
Health Care UltraSector ProFund	3,539,571	3,209,188
Industrials UltraSector ProFund	8,324,749	7,912,445
Internet Ultra Sector ProFund	46,058,441	13,696,246
Large-Cap Growth ProFund	62,818,238	62,257,138
Large-Cap Value ProFund	64,872,377	62,259,407
Materials UltraSector ProFund	2,295,775	3,432,686
Mid-Cap Growth ProFund	11,842,829	13,725,833
Mid-Cap ProFund	14,663,059	10,773,299
Mid-Cap Value ProFund	61,895,870	17,282,407
Nasdaq-100 ProFund	20,129,011	24,041,117
Oil & Gas Equipment & Services UltraSector ProFund	3,741,570	5,263,609
Pharmaceuticals UltraSector ProFund	1,649,678	1,854,903
Precious Metals UltraSector ProFund	7,250,938	10,601,656
Real Estate UltraSector ProFund	17,969,021	19,155,139
Semiconductor UltraSector ProFund	240,769,963	263,581,317
Small-Cap Growth ProFund	6,027,097	8,057,457

January 31, 2025 (unaudited) :: Notes to Financial Statements :: 301

	Purchases	Sales
Small-Cap ProFund	$2,584,625	$2,069,914
Small-Cap Value ProFund	11,700,424	58,812,463
Technology UltraSector ProFund	39,188,799	50,820,476
UltraBull ProFund	99,656,299	100,719,297
UltraChina ProFund	28,859,184	23,667,716
UltraDow 30 ProFund	11,736,070	5,745,129
UltraEmerging Markets ProFund	5,677,181	6,612,624
UltraLatin America ProFund	2,865,905	2,904,896
UltraMid-Cap ProFund	11,312,838	8,721,481
UltraNasdaq-100 ProFund	240,495,500	200,827,933
UltraSmall-Cap ProFund	17,957,773	11,436,935
Utilities UltraSector ProFund	20,552,797	41,737,053

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended January 31, 2025, were as follows:

	Purchases	Sales
Access Flex High Yield ProFund	$21,256,960	$28,184,624

6. Investment Risks

Some risks apply to all ProFunds, while others are specific to the investment strategy of certain ProFunds. Each ProFund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Risks Associated with the Use of Derivatives

Certain ProFunds may obtain investment exposure through derivatives. Investing in derivatives may be considered aggressive and may expose the ProFund to greater risks and may result in larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives (e.g., securities in the Index). The risks of using derivatives include: 1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount a ProFund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a ProFund's position in a particular instrument when desired. Each of these factors may prevent a ProFund from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the ProFund's returns. Because derivatives often require limited initial investment, the use of derivatives also may expose a ProFund to losses in excess of those amounts initially invested.

Certain ProFunds may use a combination of swaps on the Index and swaps on an ETF that is designed to track the performance of the Index. The performance of an ETF may not track the performance of the Index due to embedded costs and other factors. Thus, to the extent the ProFund invests in swaps that use an ETF as the reference asset, each ProFund may be subject to greater correlation risk and may not achieve as high a degree of correlation with the Index as it would if the ProFund only used swaps on the Index.

Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in a ProFund's net assets, the terms of a swap agreement between the ProFund and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund. In that event, the ProFund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund's investment objective. This, in turn, may prevent the ProFund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the ProFund may change quickly and without warning. Any costs associated with using derivatives will also have the effect of lowering the ProFund's return.

Holding Period Risk

Most of the ProFunds are "geared" funds ("Geared Funds") in the sense that the ProFund has an investment objective to match a multiple, the inverse, or an inverse multiple of the daily performance of a benchmark. A Geared Fund does not seek to achieve its stated multiple, inverse, or an inverse multiple of the daily performance of its underlying benchmark (the "Daily Target") for any period other than a day. The performance of a Geared Fund over periods other than a day may be higher or lower than the Daily Target, and this difference may be significant. Factors that contribute to returns that are worse than the Daily Target include smaller index gains or losses and higher index volatility, as well as longer holding periods when these factors apply. Factors that contribute to returns that are better than the Daily Target include larger index gains or losses and lower index volatility, as well as longer holding periods when these factors apply. The more extreme these factors are, and the more they occur together, the more returns will tend to deviate from the Daily Target.

Leverage Risk

Certain ProFunds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments

302 :: Notes to Financial Statements :: January 31, 2025 (unaudited)

adverse to their daily objective than similar funds that do not employ leverage.

Because the ProFunds that utilize leverage include multipliers of 2x, 1.5x, or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50%, 67% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor's investment.

Active Investor Risk

Each ProFund permits short-term trading of its securities. In addition, the Advisor expects a significant portion of the assets invested in a ProFund to come from professional money managers and investors who use the ProFund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover, and may result in additional costs for the ProFund. In addition, large movements of assets into and out of the ProFund may have a negative impact on the ProFund's ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund's expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund's prospectus.

Active Management Risk

Access Flex Bear High Yield ProFund and Access Flex High Yield ProFund are actively managed, and their performance reflect the investment decisions that the Advisor makes for the ProFunds. The Advisor's judgements about the ProFunds' investments may prove to be incorrect. If the investments selected and strategies employed by the ProFunds fail to produce the intended results, the ProFunds could underperform or have negative returns as compared to other funds with a similar investment objective and/or strategies.

Concentration Risk

Concentration risk results from maintaining concentrated exposure to certain types of issuers, industries, market sectors, countries or geographical regions. A ProFund that concentrates its investments will be more susceptible to risks associated with that concentration. With respect to the UltraSector and Inverse Sector ProFunds, a ProFund may have significant exposure to an individual industry that constitutes a significant portion of that ProFund's benchmark. Such a ProFund will be more susceptible to the risks associated with that specific industry, which may be different from the risks generally associated with other benchmarks. Each ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds may be more volatile than a more geographically diversified ProFund. The Schedule of Portfolio Investments includes information on each ProFund's holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

There is no guarantee that a ProFund will achieve a high degree of correlation with its benchmark. Failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective, and the percentage change of the ProFund's NAV each day may differ, perhaps significantly, from the percentage change of the ProFund's benchmark on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the benchmark.

In order to achieve a high degree of correlation with the Index, a ProFund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to the Index may prevent the ProFund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions, market volatility and other factors will adversely affect the ProFund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the ProFund will have perfect leveraged exposure at the end of each day and the likelihood of being materially under- or overexposed is higher on days when the Index level is volatile at or near the close of the trading day.

A number of other factors may adversely affect a ProFund's correlation with its benchmark, including material over- or underexposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund invests. A ProFund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund may invest in securities not included in the benchmark or in financial instruments. Each ProFund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the ProFund's correlation with its benchmark. A ProFund may also be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and index rebalancing events. Additionally, a ProFund's underlying holdings or reference assets may trade on markets that may or may not be open on the same day as the ProFund. Each ProFund (other than the Classic ProFunds and the Falling U.S. Dollar ProFund) seeks to rebalance its portfolio daily to keep its leveraged, inverse or inverse leveraged exposure to the benchmark consistent with its investment objective. Any of these factors could decrease correlation between the performance of a ProFund and may hinder a ProFund's ability to meet its investment objective on or around that day.

CDS Risk

While the Access Flex Bear High Yield ProFund will normally be a net "buyer" of CDS and the Access Flex High Yield ProFund will normally be a net "seller" of CDS, at times the Access Flex Bear High Yield ProFund may have been a net "seller" and the Access Flex High Yield ProFund may have been a net "buyer" of CDS. When a ProFund is a seller of credit protection, upon the occurrence of a credit event, the ProFund will have an obligation

January 31, 2025 (unaudited) :: Notes to Financial Statements :: 303 to pay the full notional value of a defaulted reference entity less recovery value. When a ProFund is a buyer of credit protection, upon the occurrence of a credit event, the counterparty to the ProFund will have an obligation to pay the full notional value of a defaulted reference entity less recovery value. Recovery values for CDS are generally determined via an auction process to determine the final price for a given reference entity. Although, each ProFund intended, as practicable, to obtain exposure through centrally cleared CDS, an active market may not have existed for any of the CDS in which a ProFund invests or in the reference entities subject to the CDS. As a result, a ProFund's ability to maximize returns or minimize losses on such CDS may have been impaired. Other risks of CDS include difficulty in valuation due to the lack of pricing transparency and the risk that changes in the value of the CDS do not reflect changes in the credit quality of the underlying reference entities or may otherwise perform differently than expected given market conditions. Because a ProFund may have used a single counterparty or a small number of counterparties, certain CDS involve many reference entities and there were no limitations on the notional amount established for the CDS. As a result, counterparty risk may be amplified.

Counterparty Risk

A ProFund that will invest in financial instruments involving third parties (i.e., counterparties) is subject to counterparty risk. The use of financial instruments, such as swap agreements or futures contracts, involves risks that are different from those associated with ordinary portfolio securities transactions. Certain ProFunds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments and repurchase agreements entered into by the ProFunds. Each ProFund generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations, the value of an investment in each ProFund may decline. A ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant ("FCM") or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund. For example, a ProFund could lose margin payments it has deposited with a clearing organization as well as gains owed but not paid to the ProFund if the clearing organization becomes insolvent or otherwise fails to perform its obligations.

Under current CFTC regulations, a FCM maintains customers' assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM's bankruptcy. In that event, in the case of futures, the FCM's customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM's customers. In the case of cleared swaps, customers of a FCM in bankruptcy are entitled to recover assets specifically attributable to them pursuant to new CFTC regulations, but may nevertheless risk loss of some or all of their assets due to accounting or operational issues or due to legal risk in connection with the application of bankruptcy law to cleared swaps.

Cybersecurity Risk

With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, each ProFund, financial intermediaries, service providers and the relevant listing exchange are susceptible to operational, information security and related "cyber" risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to gaining unauthorized access to digital systems for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing among other behaviors, stealing or corrupting data maintained online or digitally, and denial of service attacks on websites. Cybersecurity failures or breaches of a ProFund's third party service provider (including, but not limited to, index providers, the administrator and transfer agent) or the issuers of securities and/or financial instruments in which the ProFund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of ProFund shareholders to transact business, violations of applicable privacy and other laws. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the ProFund's ability to calculate its NAV, cause the release of private shareholder information or confidential ProFund information, impede trading, cause reputational damage, and subject the ProFund to regulatory fines, reputational damage, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. A ProFund and its shareholders could be negatively impacted as a result. While a ProFund or its service providers may have established business continuity plans and systems designed to guard against such cyber attacks or adverse effects of such attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified, in large part because different unknown threats may emerge in the future. Similar types of cybersecurity risks also are present for issuers of securities in which a ProFund invests, which could result in material adverse consequences for such issuers, and may cause the ProFund's investments in such securities to lose value.

In addition, cyber attacks involving a counterparty to a ProFund could affect such a counterparty's ability to meets it obligations to the ProFund, which may result in losses to the ProFund and its shareholders. The Advisor and the Trust do not control the cybersecurity plans and systems put in place by third party service

304 :: Notes to Financial Statements :: January 31, 2025 (unaudited)

providers, and such third party service providers may have no or limited indemnification obligations to the Advisor or to a ProFund.

Equity and Market Risk

Equity markets are volatile, and the value of securities, swaps, futures and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Further, stocks in the Index may underperform other equity investments. Volatility in the markets and/or market developments may cause the value of an investment in the ProFund to decrease over short or long periods of time.

Large-Cap Company Investment Risk

Although returns on investments in large-cap companies are often perceived as being less volatile than the returns of companies with smaller market capitalizations, the return on large-cap securities could trail the returns on investments in smaller and mid-sized companies for a number of reasons. For example, large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies.

Small- and Mid-Cap Company Investment Risk

The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid- cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Smalland mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices. Additionally, small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies.

Natural Disaster/Epidemic Risk

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus (COVID-19)), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such as natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the ProFund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the ProFund may have difficulty achieving its investment objective which may adversely impact performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the ProFund's investment advisor and third party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the ProFund's investments. These factors can cause substantial market volatility, exchange trading suspensions and closures and can impact the ability of the ProFund to complete redemptions and otherwise affect ProFund performance and ProFund trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have significant impact on the ProFund's performance, resulting in losses to your investment.

Risk of Global Economic Shock

Widespread disease, including public health disruptions, pandemics and epidemics (for example, COVID-19 including its variants), have been and may continue to be highly disruptive to economies and markets. Health crises could exacerbate political, social, and economic risks, and result in breakdowns, delays, shutdowns, social isolation, civil unrest, periods of high unemployment, shortages in and disruptions to the medical care and consumer goods and services industries, and other disruptions to important global, local and regional supply chains, with potential corresponding results on the performance of a ProFund and its investments.

Additionally, war, military conflicts, sanctions, acts of terrorism, sustained elevated inflation, supply chain issues or other events could have a significant negative impact on global financial markets and economies. Russia's military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union, and other countries against Russia. The ongoing hostilities between the two countries could result in additional widespread conflict and could have a severe adverse effect on the region and certain markets. Sanctions on Russian exports could have a significant adverse impact on the Russian economy and related markets and could affect the value of a ProFund's investments, even beyond any direct exposure a ProFund may have to the region or to adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in the conflict, such as the Houthi movement's attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the

January 31, 2025 (unaudited) :: Notes to Financial Statements :: 305 oil and natural gas markets. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on the ProFund performance and the value of an investment in the ProFund.

Early Close/Late Close/Trading Halt Risk

An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt a ProFund's purchase and redemption process and/or result in a ProFund being unable to trade certain securities or financial instruments at all. In these circumstances, the ProFund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Tax Risk

In order to qualify for the special tax treatment accorded a RIC and its shareholders, a ProFund must derive at least 90% of its gross income for each taxable year from "qualifying income," meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. A ProFund's pursuit of its investment strategies will potentially be limited by the ProFund's intention to qualify for such treatment and could adversely affect the ProFund's ability to so qualify. A ProFund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, a ProFund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce a ProFund's net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, a ProFund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Debt Instruments Risk

The ProFunds may invest in, or seek exposure to, debt instruments. Debt instruments are subject to adverse issuer, political, regulatory, market and economic developments, as well as developments that affect specific economic sectors, industries or segments of the fixed income market. Additionally, the credit quality of the issuer of a debt instrument (including the risk of a potential default) can also affect the price of a debt instrument. The perceived or actual inability of issuers, guarantors, or liquidity providers of debt instruments to make scheduled interest payments can negatively impact the performance of the ProFund. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors.

Typically, the price of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those of debt instruments with shorter maturities. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund may be required to reinvest the proceeds received at lower interest rates. These factors may cause the value of an investment in the ProFund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds are inversely correlated to bond prices and will typically respond differently to the above factors than would a ProFund positively correlated to bond prices.

High Yield Risk

Investment in or exposure to high yield (lower rated) debt instruments (also known as "junk bonds") may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments may be more sensitive to economic changes, political changes, or adverse developments specific to a company than other fixed income instruments. These securities are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. High yield debt instruments are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce market liquidity (liquidity risk). Less active markets may diminish a ProFund's ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk. High yield debt instruments may also present risks based on payment expectations. For example, these instruments may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the ProFund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the issuer of a security is in default with respect to interest or principal payments, the issuer's security could lose its entire value. Furthermore, the transaction costs associated with the purchase and sale of high yield debt instruments may vary greatly depending upon a number of factors and may adversely affect a ProFund's performance. While the realization of certain of these risks may benefit the Access Flex Bear High Yield ProFund because it seeks investment results that correspond to the inverse of the high yield market, such occurrences may introduce more volatility to the ProFund.

Index Performance Risk

Certain ProFunds linked to an index will be subject to index performance risk. There is no guarantee or assurance that the methodology used by the third-party provider to create the Index will result in the ProFund achieving high, or even positive, returns.

306 :: Notes to Financial Statements :: January 31, 2025 (unaudited)

Further, there can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error. It is also possible that the value of the Index may be subject to intentional manipulation by third-party market participants. The Index may underperform, and the ProFund could lose value, while other indices or measures of market performance increase in value.

Financing Rates Associated with Derivatives

The performance of ProFunds that use derivatives was impacted by the related financing costs. Financial instruments such as futures contracts carry implied financing costs. Forward and swap financing rates are negotiated between the ProFunds and their counterparties, and are set at the Fed Funds rate ("FEDL01") plus or minus a negotiated spread. The Fed Funds rate remained around 4.33% during the period ended January 31, 2025. Each ProFund with long exposure via derivatives was generally negatively affected by financing rates. Conversely, most ProFunds with short/inverse derivative exposure generally benefited from financing rates.

Inflation Risk

Inflation risk is the risk that the value of assets or income from a ProFund's investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of a ProFund's portfolio could decline. Inflation rates may change frequently and drastically as a result of various factors and the ProFund's investment may not keep pace with inflation, which may result in losses to the ProFund investors or adversely affect the real value of shareholder's investments in a ProFund. Inflation has recently increased and it cannot be predicted whether it may decline.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFunds might not be able to acquire or dispose of certain holdings quickly or at prices that represent true fair value in the judgment of the Advisor. Markets for the securities or financial instruments in which a ProFund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a ProFund from limiting losses, realizing gains, or from achieving a high correlation (or inverse correlation) with its underlying benchmark.

7. Federal Income Tax Information

The tax character of distributions paid to shareholders during the applicable tax years ended as noted below, were as follows:

	Year Ended 2024				Year Ended 2023
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid
December 31
Bear ProFund	$353,224	$—	$—	$353,224	$376,196	$—	$—	$376,196
Bull ProFund	1,455,912	—	—	1,455,912	13,512	—	—	13,512
Europe 30 ProFund	56,951	—	—	56,951	72,280	—	—	72,280
UltraBear ProFund	313,757	—	—	313,757	218,648	—	—	218,648
UltraBull ProFund	7,133,465	—	—	7,133,465	25,363,362	—	—	25,363,362
UltraJapan ProFund	1,607,970	—	—	1,607,970	—	—	—	—
UltraNasdaq-100 ProFund	4,463,822	—	—	4,463,822	—	—	—	—
UltraShort Nasdaq-100 ProFund	526,088	—	—	526,088	788,058	—	—	788,058
October 31
Access Flex High Yield ProFund	975,465	—	—	975,465	1,859,962	—	—	1,859,962
Banks UltraSector ProFund	157,644	—	—	157,644	20,726	—	—	20,726
Biotechnology UltraSector ProFund	—	7,218,191	—	7,218,191	—	—	—	—
Consumer Staples UltraSector ProFund	47,059	—	—	47,059	—	—	—	—
Energy UltraSector ProFund	433,234	—	—	433,234	1,404,996	—	—	1,404,996
Falling U.S. Dollar ProFund	33,646	—	—	33,646	—	—	—	—
Financials UltraSector ProFund	30,422	—	—	30,422	—	—	—	—
Health Care UltraSector ProFund	36,523	—	—	36,523	—	—	—	—
Large-Cap Growth ProFund	72,523	194,711	—	267,234	—	182,929	—	182,929
Large-Cap Value ProFund	—	—	—	—	47,656	—	—	47,656
Materials UltraSector ProFund	45,533	—	—	45,533	—	—	—	—
Mid-Cap Growth ProFund	—	—	—	—	—	105,905	—	105,905
Mid-Cap ProFund	177	—	—	177	—	—	—	—
Pharmaceuticals UltraSector ProFund	14,006	—	—	14,006	—	—	—	—

January 31, 2025 (unaudited) :: Notes to Financial Statements :: 307

	Year Ended 2024				Year Ended 2023
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid
Precious Metals UltraSector ProFund	$305,104	$—	$—	$305,104	$654	$—	$—	$654
Real Estate UltraSector ProFund	119,868	—	—	119,868	35,490	—	—	35,490
Rising Rates Opportunity ProFund	515,586	—	—	515,586	—	—	—	—
Rising Rates Opportunity 10 ProFund	82,393	—	—	82,393	—	—	—	—
Rising U.S. Dollar ProFund	422,995	—	—	422,995	199,419	408,967	—	608,386
Short Energy ProFund	31,349	—	—	31,349	—	—	—	—
Short Nasdaq-100 ProFund	158,391	—	—	158,391	—	—	—	—
Short Precious Metals ProFund	102,396	—	—	102,396	—	—	—	—
Short Real Estate	56,535	—	—	56,535	—	—	—	—
Short Small Cap ProFund	206,254	—	—	206,254	—	—	—	—
Small-Cap Growth ProFund	—	35,266	—	35,266	—	153,586	—	153,586
Technology UltraSector ProFund	—	346,520	—	346,520	—	—	—	—
UltraChina ProFund	886,559	—	—	886,559	—	—	—	—
UltraDow 30 ProFund	332,272	—	—	332,272	—	—	—	—
UltraEmerging Markets ProFund	126,907	—	—	126,907	103,933	—	—	103,933
UltraLatin America ProFund	542,533	—	—	542,533	926,000	—	—	926,000
UltraMid-Cap ProFund	247,348	—	—	247,348	—	—	—	—
UltraShort China ProFund	53,593	—	—	53,593	—	—	—	—
UltraShort Dow 30 ProFund	66,243	—	—	66,243	—	—	—	—
UltraShort Emerging Markets ProFund	27,014	—	—	27,014	—	—	—	—
UltraShort International ProFund	71,426	—	—	71,426	—	—	—	—
UltraShort Japan ProFund	15,820	—	—	15,820	—	—	—	—
UltraShort Latin America ProFund	47,078	—	—	47,078	—	—	—	—
UltraShort Mid-Cap ProFund	35,538	—	—	35,538	—	—	—	—
UltraShort Small-Cap ProFund	173,689	—	—	173,689	—	—	—	—
UltraSmall-Cap ProFund	375,317	—	—	375,317	—	—	—	—
U.S. Government Plus ProFund	308,331	—		308,331	123,451	—	81,424	204,875
Utilities UltraSector ProFund	106,254	—	—	106,254	83,764	—	—	83,764

As of the latest tax year ended, as noted below, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
December 31
Bear ProFund	$8,578	$—	$(72,248,614)	$67,029	$(72,173,007)
Bull ProFund	30,290	—	—	25,030,324	25,060,614
Europe 30 ProFund	79,022	—	(4,316,482)	187,139	(4,050,321)
UltraBear ProFund	198,417	—	(106,078,317)	155,214	(105,724,686)
UltraBull ProFund	2,200,226	—	—	63,598,710	65,798,936
UltraJapan ProFund	1,230,652	—	—	(1,802)	1,228,850
UltraNasdaq-100 ProFund	31,515,132	—	—	432,814,922	464,330,054
UltraShort Nasdaq-100 ProFund	—	—	(104,517,935)	372,532	(104,145,403)
October 31
Access Flex Bear High Yield ProFund	—	—	(5,363,673)	1,501	(5,362,172)
Access Flex High Yield ProFund	56,318	—	(1,401,774)	(28,737)	(1,374,193)
Banks UltraSector ProFund	164,268	—	(2,547,962)	2,847,942	464,248
Biotechnology UltraSector ProFund	19,561,952	—	—	9,958,649	29,520,601
Communication Services UltraSector ProFund	24,935	3,204	—	2,144,473	2,172,612
Consumer Discretionary UltraSector ProFund	41,780	—	—	13,642,204	13,683,984
Consumer Staples UltraSector ProFund	30,467	—	(109,935)	830,352	750,884
Energy UltraSector ProFund	499,607	—	—	10,542,853	11,042,460
Falling U.S. Dollar ProFund	41,213	—	(2,709,517)	—	(2,668,304)
Financials UltraSector ProFund	685,317	—	—	2,984,586	3,669,903

308 :: Notes to Financial Statements :: January 31, 2025 (unaudited)

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Health Care UltraSector ProFund	$119,414	$—	$(1,169,933)	$8,314,040	$7,263,521
Industrials UltraSector ProFund	223,532	—	—	1,976,646	2,200,178
Internet UltraSector ProFund	—	—	(22,137,647)	37,563,326	15,425,679
Large-Cap Growth ProFund	—	—	—	9,330,766	9,330,766
Large-Cap Value ProFund	112,196	—	—	1,791,468	1,903,664
Materials UltraSector ProFund	24,477	—	(810,267)	1,755,007	969,217
Mid-Cap Growth ProFund	34,853	—	(39,216)	1,017,284	1,012,921
Mid-Cap ProFund	59,615	—	(781,772)	1,460,259	738,102
Mid-Cap Value ProFund	1,829	—	(76,908)	411,577	336,498
Nasdaq-100 ProFund	864,867	—	—	41,908,828	42,773,695
Oil & Gas Equipment & Services UltraSector ProFund	61,433	—	(17,356,390)	856,412	(16,438,545)
Pharmaceuticals UltraSector ProFund	24,996	—	(1,000,182)	403,177	(572,009)
Precious Metals UltraSector ProFund	370,852	—	(57,121,745)	5,389,274	(51,361,619)
Real Estate UltraSector ProFund	51,955	—	(3,530,756)	1,740,934	(1,737,867)
Rising Rates Opportunity ProFund	406,651	—	(41,674,934)	247,040	(41,021,243)
Rising Rates Opportunity 10 ProFund	52,270	—	(3,548,149)	16,732	(3,479,147)
Rising U.S. Dollar ProFund	294,511	—	(2,212,726)	—	(1,918,215)
Semiconductor UltraSector ProFund	48,818,691	—	—	112,681,433	161,500,124
Short Energy ProFund	19,710	—	(2,246,302)	8,616	(2,217,976)
Short Nasdaq-100 ProFund	177,574	—	(17,599,519)	50,854	(17,371,091)
Short Precious Metals ProFund	149,504	—	(11,180,442)	167,261	(10,863,677)
Short Real Estate ProFund	60,480	—	(5,147,580)	25,589	(5,061,511)
Short Small-Cap ProFund	138,241	—	(17,711,747)	12,248	(17,561,258)
Small-Cap Growth ProFund	—	75,926	(21,100)	1,049,456	1,104,282
Small-Cap ProFund	—	—	—	729,493	729,493
Small-Cap Value ProFund	45,652	—	(3,179,525)	248,302	(2,885,571)
Technology UltraSector ProFund	4,428,176	2,186,195	—	26,470,128	33,084,499
UltraChina ProFund	588,507	—	(44,200,914)	(3,723,075)	(47,335,482)
UltraDow 30 ProFund	1,032,964	32,520	—	16,601,674	17,667,158
UltraEmerging Markets ProFund	78,228	—	(5,771,288)	1,540,181	(4,152,879)
UltraInternational ProFund	—	—	—	(121,707)	(121,707)
UltraLatin America ProFund	301,144	—	(29,529,071)	(539,190)	(29,767,117)
UltraMid-Cap ProFund	352,320	107,100	—	9,882,923	10,342,343
UltraShort China ProFund	70,680	—	(11,351,671)	174,407	(11,106,584)
UltraShort Dow 30 ProFund	88,370	—	(25,334,714)	64,008	(25,182,336)
UltraShort Emerging Markets ProFund	22,196	—	(13,446,812)	20,432	(13,404,184)
UltraShort International ProFund	71,031	—	(18,728,231)	66,415	(18,590,785)
UltraShort Japan ProFund	29,439	—	(10,968,308)	1,716	(10,937,153)
UltraShort Latin America ProFund	39,461	—	(17,293,504)	69,086	(17,184,957)
UltraShort Mid-Cap ProFund	27,225	—	(11,429,964)	19,618	(11,383,121)
UltraShort Small-Cap ProFund	152,851	—	(56,007,397)	146,884	(55,707,662)
UltraSmall-Cap ProFund	315,379	—	(23,907,418)	8,846,381	(14,745,658)
U.S. Government Plus ProFund	—	—	(7,891,861)	(564,179)	(8,456,040)
Utilities UltraSector ProFund	212,220	—	(4,308,526)	4,669,115	572,809

Under current tax law, capital and specific ordinary losses realized after October 31 may be deferred and treated as occurring on the first business day of the following tax fiscal year. As of the end of their respective tax years ended October 31, 2024 and December 31, 2024, the following ProFunds had deferred losses, which will be treated as arising on the first day of the tax fiscal years ending in October 31, 2025 and December 31, 2025:

Qualified Late Year Ordinary Losses
October 31 tax year end ProFunds
Access Flex Bear High Yield ProFund	$(15,069)
Internet UltraSector ProFund	(201,578)
Mid-Cap Growth ProFund	(39,216)
Small-Cap Growth ProFund	(21,100)

As of the end of their respective tax years ended October 31, 2024 and December 31, 2024, the following ProFunds have capital loss carry forwards ("CLCFs") as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless

January 31, 2025 (unaudited) :: Notes to Financial Statements :: 309 of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

No Expiration Date
Access Flex Bear High Yield ProFund	$5,348,604
Access Flex High Yield ProFund	1,401,774
Banks UltraSector ProFund	2,547,962
Bear ProFund	72,248,614
Consumer Staples UltraSector ProFund	109,935
Europe 30 ProFund	4,316,482
Falling U.S. Dollar ProFund	2,709,517
Health Care UltraSector ProFund	1,169,933
Internet UltraSector ProFund	21,936,069
Materials UltraSector ProFund	810,267
Mid-Cap ProFund	781,772
Mid-Cap Value ProFund	76,908
Oil & Gas Equipment & Services UltraSector ProFund	17,356,390
Pharmaceuticals UltraSector ProFund	1,000,182
Precious Metals UltraSector ProFund	57,121,745
Real Estate UltraSector ProFund	3,530,756
Rising Rates Opportunity ProFund	41,674,934
Rising Rates Opportunity 10 ProFund	3,548,149
Rising U.S. Dollar ProFund	2,212,726
Short Energy ProFund	2,246,302
Short Nasdaq-100 ProFund	17,599,519
Short Precious Metals ProFund	11,180,442
Short Real Estate ProFund	5,147,580
Short Small-Cap ProFund	17,711,747
Small-Cap Value ProFund	3,179,525
UltraBear ProFund	106,078,317
UltraChina ProFund	44,200,914
UltraEmerging Markets ProFund	5,771,288
UltraLatin America ProFund	29,529,071
UltraShort China ProFund	11,351,671
UltraShort Dow 30 ProFund	25,334,714
UltraShort Emerging Markets ProFund	13,446,812
UltraShort International ProFund	18,728,231
UltraShort Japan ProFund	10,968,308
UltraShort Latin America ProFund	17,293,504
UltraShort Mid-Cap ProFund	11,429,964
UltraShort Nasdaq-100 ProFund	104,517,935
UltraShort Small-Cap ProFund	56,007,397
UltraSmall-Cap ProFund	23,907,418
U.S. Government Plus ProFund	7,891,861
Utilities UltraSector ProFund	4,308,526

Unused limitations accumulate and increase limited CLCFs available for use in offsetting net capital gains. The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any CLCFs will be determined at the end of the current tax years. The Trust's Board of Trustees does not intend to authorize a distribution of any realized gain for a ProFund until any applicable CLCF has been offset or expires.

As of the end of their respective tax years ended October 31, 2024 and December 31, 2024, the cost of securities, including derivatives, gross unrealized appreciation and gross unrealized depreciation on investment securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
December 31
Bear ProFund	$4,900,000	$67,029	$—	$67,029
Bull ProFund	24,887,465	26,746,194	(1,715,870)	25,030,324
Europe 30 ProFund	1,419,234	614,097	(426,958)	187,139
UltraBear ProFund	5,545,000	155,214	—	155,214
UltraBull ProFund	94,212,061	73,891,175	(10,292,465)	63,598,710
UltraJapan ProFund	15,986,000	—	(1,802)	(1,802)

310 :: Notes to Financial Statements :: January 31, 2025 (unaudited)

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
UltraNasdaq-100 ProFund	$617,367,035	$491,988,525	$(59,173,603)	$432,814,922
UltraShort Nasdaq-100 ProFund	8,609,000	372,532	—	372,532
October 31
Access Flex Bear High Yield ProFund	306,000	1,501	—	1,501
Access Flex High Yield ProFund	10,350,000	—	(28,737)	(28,737)
Banks UltraSector ProFund	12,625,701	3,423,583	(575,641)	2,847,942
Biotechnology UltraSector ProFund	92,984,439	16,952,955	(6,994,306)	9,958,649
Communication Services UltraSector ProFund	15,713,931	3,189,279	(1,044,806)	2,144,473
Consumer Discretionary UltraSector ProFund	15,015,048	14,366,586	(724,382)	13,642,204
Consumer Staples UltraSector ProFund	2,791,139	1,072,739	(242,387)	830,352
Energy UltraSector ProFund	10,037,886	11,875,887	(1,333,034)	10,542,853
Falling U.S. Dollar ProFund	1,319,000	—	—	—
Financials UltraSector ProFund	28,556,730	4,863,382	(1,878,796)	2,984,586
Health Care UltraSector ProFund	6,800,928	9,072,700	(758,660)	8,314,040
Industrials UltraSector ProFund	2,660,589	2,178,228	(201,582)	1,976,646
Internet UltraSector ProFund	47,134,863	40,548,369	(2,985,043)	37,563,326
Large-Cap Growth ProFund	17,459,962	10,626,941	(1,296,175)	9,330,766
Large-Cap Value ProFund	7,585,147	2,594,709	(803,241)	1,791,468
Materials UltraSector ProFund	3,062,640	2,227,140	(472,133)	1,755,007
Mid-Cap Growth ProFund	4,449,209	1,373,663	(356,379)	1,017,284
Mid-Cap ProFund	8,155,349	1,938,413	(478,154)	1,460,259
Mid-Cap Value ProFund	2,898,820	841,379	(429,802)	411,577
Nasdaq-100 ProFund	77,112,258	44,500,060	(2,591,232)	41,908,828
Oil & Gas Equipment & Services UltraSector ProFund	12,115,117	3,784,765	(2,928,353)	856,412
Pharmaceuticals UltraSector ProFund	2,543,628	906,804	(503,627)	403,177
Precious Metals UltraSector ProFund	26,508,698	13,506,670	(8,117,396)	5,389,274
Real Estate UltraSector ProFund	10,552,385	2,169,007	(428,073)	1,740,934
Rising Rates Opportunity ProFund	8,224,000	247,040	—	247,040
Rising Rates Opportunity 10 ProFund	783,000	16,732	—	16,732
Rising U.S. Dollar ProFund	7,587,000	—	—	—
Semiconductor UltraSector ProFund	166,057,293	134,143,729	(21,462,296)	112,681,433
Short Energy ProFund	621,000	8,616	—	8,616
Short Nasdaq-100 ProFund	2,445,000	50,854	—	50,854
Short Precious Metals ProFund	970,000	167,261	—	167,261
Short Real Estate ProFund	987,000	25,589	—	25,589
Short Small-Cap ProFund	417,000	12,248	—	12,248
Small-Cap Growth ProFund	3,620,299	1,560,707	(511,251)	1,049,456
Small-Cap ProFund	4,326,177	1,093,523	(364,030)	729,493
Small-Cap Value ProFund	2,642,473	679,194	(430,892)	248,302
Technology UltraSector ProFund	53,431,806	30,716,130	(4,246,002)	26,470,128
UltraChina ProFund	28,693,545	6,395,866	(10,118,941)	(3,723,075)
UltraDow 30 ProFund	19,913,150	18,096,945	(1,495,271)	16,601,674
UltraEmerging Markets ProFund	4,908,256	3,006,194	(1,466,013)	1,540,181
UltraInternational ProFund	4,391,000	—	(121,707)	(121,707)
UltraLatin America ProFund	7,194,744	2,850,477	(3,389,667)	(539,190)
UltraMid-Cap ProFund	34,094,380	12,543,244	(2,660,321)	9,882,923
UltraShort China ProFund	2,074,000	174,407	—	174,407
UltraShort Dow 30 ProFund	2,058,000	64,008	—	64,008
UltraShort Emerging Markets ProFund	298,000	20,432	—	20,432
UltraShort International ProFund	2,429,000	66,415	—	66,415
UltraShort Japan ProFund	434,000	1,716	—	1,716
UltraShort Latin America ProFund	1,043,000	69,086	—	69,086
UltraShort Mid-Cap ProFund	706,000	19,618	—	19,618
UltraShort Small-Cap ProFund	3,568,000	146,884	—	146,884
UltraSmall-Cap ProFund	42,687,128	14,283,773	(5,437,392)	8,846,381
U.S. Government Plus ProFund	14,638,000	—	(564,179)	(564,179)
Utilities UltraSector ProFund	35,223,102	6,222,152	(1,553,037)	4,669,115

January 31, 2025 (unaudited) :: Notes to Financial Statements :: 311

8. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds transacted business with subsidiaries of Lehman Brothers Holdings, Inc. (altogether, "Lehman") whereby Lehman acted as a counterparty to certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after that date. Settlement of these transactions has been delayed due to Lehman's bankruptcy proceedings.

As of January 31, 2025, Access Flex Bear High Yield ProFund was owed $298,453 and the Rising U.S. Dollar ProFund was owed $688,083 of the original amount owed, as of September 15, 2008, of $925,069 and $2,135,323, respectively, from over-the-counter derivatives transactions with Lehman. To the extent Lehman fails to fully pay the Access Flex Bear High Yield ProFund and the Rising U.S Dollar ProFund by the conclusion of the bankruptcy in connection with the settlement of such transactions, the Advisor, an affiliate of the Trust, has entered into a Receivables Agreement dated September 15, 2008 to reimburse each ProFund for any shortfall in payments from Lehman. Specifically, the Receivables Agreement among the Advisor, ProShare Advisors LLC (an investment adviser affiliated with the Advisor) and ProFunds Trust, ProShares Trust and the Trust (collectively, the "PF Trusts") (each affiliated and under common controls with the other PF Trusts) provides that the investment adviser to specified funds of the PF Trusts will contribute cash to any such fund, equal to the amounts owed to the fund from Lehman for brokerage transactions written over-the-counter derivatives agreements as of September 15, 2008 (the "Lehman Obligations"). The Receivable Agreement will not terminate until all Lehman Obligations are paid. Payments are triggered if any specified fund of a PF Trust, including the Access Flex Bear High Yield ProFund and the Rising U.S. Dollar ProFund, does not recover the full amounts owed to it by Lehman following the conclusion of all bankruptcy, liquidation and Securities Investor Protection Corporation proceedings related to Lehman. Accordingly, no loss is expected to be realized by either the Access Flex Bear High Yield ProFund the Rising U.S. Dollar ProFund. Lehman has made payments on the original amount owed to the Access Flex Bear High Yield ProFund and the Rising U.S. Dollar ProFund. The fair values of the remaining claims due from Lehman are $3,602 and $7,709, respectively, and are included in "Receivable for closed swap positions" and "Receivable for closed forward currency contracts", respectively, on the Statements of Assets and Liabilities. The fair value of the amounts that are estimated to be paid by the Advisor are $294,851 and $680,374, respectively, and are included in "Due from Advisor under a Receivables Agreement" on the Statements of Assets and Liabilities. All other outstanding balances due from (or to) Lehman have been substantially relieved as of January 31, 2025.

9. Share Splits and Reverse Share Splits

Effective October 14, 2024, the Communication Services UltraSector ProFund, the Large-Cap Growth ProFund, the Nasdaq-100 ProFund, and the Technology UltraSector ProFund underwent a 4-for-1 share split, the Semiconductor UltraSector ProFund underwent an 8-for-1 share split, the Short Small-Cap ProFund underwent a 1-for-2 reverse share split, the UltraShort Latin America ProFund underwent a 1-for-8 reverse share split, and the UltraShort Japan ProFund and the UltraShort Small-Cap ProFund underwent a 1-for-10 reverse share split.

Effective March 13, 2023, the Short Nasdaq-100 ProFund and the UltraShort Nasdaq-100 ProFund underwent a 1-for-5 reverse share split.

Effective March 6, 2023, the Short Small-Cap ProFund underwent a 1-for-5 reverse share split, the UltraChina ProFund and the UltraShort Mid-Cap ProFund underwent a 1-for-10 reverse share split.

Effective December 14, 2020, the Consumer Staples UltraSector ProFund, the Internet UltraSector ProFund, and the UltraNasdaq-100 ProFund underwent a 2-for-1 share split, the Oil & Gas Equipment & Services UltraSector ProFund, the UltraBear ProFund, the UltraShort Dow 30 ProFund, the UltraShort Emerging Markets ProFund, and the UltraShort International ProFund underwent a 1-for-4 reverse share split, and the UltraShort Nasdaq-100 ProFund underwent a 1-for-8 reverse share split.

Effective November 18, 2019, the Bull ProFund, the Consumer Discretionary UltraSector ProFund, the Industrials UltraSector ProFund, the Technology UltraSector ProFund, and the UltraDow 30 ProFund underwent a 3-for-1 share split, the Short Nasdaq-100 ProFund underwent a 1-for-4 reverse share split, and the Oil & Gas Equipment & Services UltraSector ProFund underwent a 1-for-8 reverse share split.

The effect of the share split transactions was to multiply the number of outstanding shares of the ProFunds by the respective split factor, with a corresponding decrease in net asset value per share; and the effect of the reverse share split transactions was to divide the number of outstanding shares of the ProFunds by the respective reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of these ProFunds or the value of a shareholder's investment.

The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the share splits and reverse share splits. Additionally, when the application of reverse share splits resulted in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed as presented in the Statements of Changes in Net Assets, reflects payment of fractional share balances on beneficial shareholder accounts.

312 :: Notes to Financial Statements :: January 31, 2025 (unaudited)

10. Shareholder Concentration

As of January 31, 2025, the following shareholders were deemed a significant shareholder of the following ProFunds:

	Shareholder Name	% of Fund Owned
Bear ProFund	Uma Seshadri	29%
Rising U.S. Dollar ProFund	SEI Private Trust Company	64%
UltraBear ProFund	Kurt Yonamine	30%
UltraJapan ProFund	Robert Ronus	32%

11. Subsequent Events

The ProFunds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no additional subsequent events to report that would have a material impact on the ProFunds' financial statements.

Form N-CSR – Items 8-11 (unaudited)

314 :: Form N-CSR – Items 8-11 :: January 31, 2025 (unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Trustees, Officers, and others is part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At a meeting held on September 16-17, 2024, the Board of Trustees (the "Board") of ProFunds (the "Trust") considered the renewal of the Investment Advisory Agreement between ProFund Advisors LLC (the "Advisor") and the Trust, on behalf of each of its operational series (each a "Fund" and collectively the "Funds") (the "Advisory Agreement"). Certain Funds are designed to match, before fees and expenses, the performance of an underlying index both on a single day and over time (each a "Matching Fund" and, collectively, the "Matching Funds"). Certain other Funds are actively managed and are designed to meet a specified investment objective (each, an "Active Fund" and, collectively, the "Active Funds"). Certain other Funds are "geared" funds that are designed to seek daily investment results, before fees and expenses, that correspond to the inverse (-1x), a multiple (i.e., 1.25x, 1.50x or 2x), or an inverse multiple (i.e., -1.25x or -2x) of the daily performance of an index or security (each a "Geared Fund" and, collectively, the "Geared Funds").

The Board did not identify any particular information that was most relevant to its consideration to approve the continuation of the Advisory Agreement and each Trustee may have afforded different weight to the various factors. The Board received a memorandum from independent legal counsel to the Independent Trustees regarding the Board's responsibilities under state and federal law with respect to the Board's consideration of the renewal or approval of investment advisory agreements. The Independent Trustees were advised by their independent legal counsel throughout the process, including about the legal standards applicable to their review.

In response to a request from the Independent Trustees, the Advisor provided information for the Board to consider relating to the continuation of the Advisory Agreement, including information that addressed, among other things:

•  the nature, extent and quality of the services that were provided or proposed to be provided by the Advisor;

•  the costs of the services to be provided and the profits realized by the Advisor;

•  the investment performance of the Funds and the Advisor;

•  the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders; and

•  other benefits to the Advisor and/or its affiliates from the relationship to the Funds.

It was noted that the Independent Trustees requested, and received, information from the Advisor concerning the Funds. In response to the request from the Independent Trustees, the Advisor provided information and reports relevant to the continuation of the Advisory Agreement, including, among other things:

•  information about the advisory services that were being provided by the Advisor with respect to the Funds;

•  the Advisor's Form ADV;

•  biographies of the employees of the Advisor who are primarily responsible for providing investment advisory services to the Funds;

•  information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year;

•  information regarding advisory fees earned versus advisory fees waived for previous periods;

•  performance information for prior periods;

•  comparative industry fee data;

•  information about fees and other amounts that were received by the Advisor and its affiliates for non-advisory services with respect to the Funds;

•  information regarding the Advisor's trade allocation and best execution policies and procedures;

•  information about the financial condition of the Advisor;

•  information regarding how the Advisor monitors each Fund's compliance with regulatory requirements and Trust procedures; and

•  the Advisor's reputation, expertise and resources.

January 31, 2025 (unaudited) :: Form N-CSR – Items 8-11 :: 315

The Trustees retained the services of an independent consultant to assist in selecting a universe of peer group funds for each Fund (the "Peer Group") with similar investment strategies, as well as to help them in evaluating information with respect to certain aspects of their review, including the reasonableness of fees paid by the Funds. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately with respect to each Fund.

In addition to the information provided and discussions that occurred at the meeting at which the Board took action regarding the renewal of the Advisory Agreement, the Board also considered information they received throughout the year as part of its regular oversight of the Funds.

Nature, Extent and Quality of the Advisor's Services

The Board reviewed the nature, extent and quality of the investment advisory services performed by the Advisor. The Board noted there were expected to be no significant differences between the scope of services provided by the Advisor in the past year and those to be provided in the upcoming year. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively. In particular, the Board considered the following:

•  the investment objective of each Fund, the Advisor's description of the skills needed to manage each Fund and the Advisor's success in achieving the investment objectives of each Fund;

•  the key features of the Funds, including the unique asset classes and investment strategies of certain Funds, as well as the employment of optimization/sampling techniques necessary to manage certain Funds;

•  with respect to the Geared Funds, the fact that to maintain exposure consistent with each Geared Fund's daily investment objective, each Geared Fund needs to be rebalanced each day, an activity not typical of traditional index funds;

•  the size and experience of the Advisor's portfolio staff and the Advisor's ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the Funds;

•  the structure of the portfolio Advisor's staff compensation program and the incentives it is intended to provide;

•  the collateral, credit and cash management functions at the Advisor and enhancements made in these areas in recent years;

•  the Advisor's development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds' ability to meet their stated investment objectives and minimize counterparty risk;

•  the Advisor's ability to monitor compliance with the Securities and Exchange Commission's liquidity rule, derivatives rule and valuation requirements, among other applicable regulatory requirements;

•  a continued investment in personnel and technology by the Advisor that would generally improve capacity and efficiency as well as improvements related to remote and hybrid working conditions;

•  for certain Bitcoin-linked Funds, the Advisor's familiarity with digital assets and Bitcoin in particular, as well as processes related to assessing risk and liquidity with respect to investments in Bitcoin futures, the Advisor's familiarity with the market for Bitcoin futures and its ability to manage the Funds and obtain appropriate exposure in that market, and the potential benefits of a futures-based approach; and

•  information regarding allocation of Fund brokerage and the selection of counterparties for Fund portfolio transactions, as well as the Advisor's ability to negotiate generally favorable terms with swap counterparties on behalf of various Funds.

The Board considered that the Advisor oversees the operations of the Funds and provides compliance services to the Funds. The Board also reviewed the Advisor's compliance program, including specific activities associated with the Funds. The Board discussed the compliance program with the Funds' Chief Compliance Officer (the "CCO"). The Board and the CCO discussed the CCO's evaluation of the operation of the Advisor's compliance program, and efforts with respect to the Funds, changes made to the Advisor's compliance program since the CCO's last annual report to the Board, and whether the CCO believed additional enhancements to the compliance program were warranted. The Board discussed compliance issues reported to the Board during the prior year and the remediation of such issues. The Board discussed key risk areas identified by the CCO and how such risks are addressed by the compliance program.

Based upon its review, the Board, including all of the Independent Trustees, concluded with respect to each Fund that (i) the investment advisory services provided by the Advisor with respect to the Fund were of high quality, (ii) the Advisor achieved the investment goals of the Fund, (iii) the Advisor's services benefited the Fund's shareholders, particularly in light of the nature of the Fund and the services required to support each such Fund, and (iv) they were generally satisfied with the nature, quality and extent of services provided to the Fund by the Advisor.

Comparison of Services and Fees

The Advisor presented information about the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability to the fees paid by other investment companies, including mutual funds or other investment vehicles offering strategies similar in nature and extent to the Funds. The Board discussed the methodology used to prepare the comparative fee data for each Fund and the potential limitations of such data. The Board discussed the difficulty in compiling the comparative data and Peer Group information because, by design, many of the Funds

316 :: Form N-CSR – Items 8-11 :: January 31, 2025 (unaudited)

are unique and few, if any, funds offering substantially similar investment objectives and strategies exist. The Board considered the Advisor's representation that it found the Peer Group compiled by the independent consultant to be appropriate but acknowledged the existence of certain differences between certain Funds and their peers. The Board noted that the methodology used to compile the Peer Group and comparative data was identical to that used in prior years and is continually re-evaluated. Notwithstanding the challenge associated with Peer Group and data compilation, the Board found the comparative information it received to be useful in its evaluation of the reasonableness of the Advisor's fees. The Advisor presented information about the significant drivers of cost and also examined the costs to investors to achieve the objectives of the Funds on their own and noted that it would be more expensive or impractical to do so.

The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fees paid by the Funds after taking waivers and reimbursements into account.

The Board considered and discussed the sub-advisory fees charged and the services provided by the Advisor to the one mutual fund it serves as sub-adviser. The Board recognized that the scope of services provided by the Advisor to the mutual fund is narrower than the services provided to the Funds for several reasons, including that the Advisor performs only services delegated to it by the investment adviser to the mutual fund and does not provide other services like daily cash management, securities lending, marketing, client services, collateral management and counterparty management. The Board noted that for these reasons it is difficult to make comparisons of fees charged to the sub-advised mutual fund and the Funds.

The Board also recognized that it is difficult to make comparisons of fees across fund complexes because there may be variations in services that are included in the fees paid by other mutual funds.

The Board, including all of the Independent Trustees, concluded that, with respect to the Funds, the investment advisory fees and any other compensation payable to the Advisor were reasonable in relation to the nature and quality of the services provided and that the continuation of the Advisory Agreement was in the best interests of the shareholders of the Funds.

Investment Performance of the Funds and the Advisor

The Board considered total return information for each Fund and focused on the correlation of returns to benchmark information for each Geared Fund for the 3-month, 1-year, 5-year, 10-year and since inception periods ended June 30, 2025, as applicable. The Board also considered performance information provided at regular Board meetings throughout the year. The Board noted that correlation of returns for each Geared Fund remained strong during the applicable periods and that Geared Fund performance versus target performance was generally within expected ranges. The Board further noted that Matching Fund performance versus benchmark index performance was also generally within expected ranges during the applicable periods. The Board noted that, given the nature of the Funds that are Matching Funds or Geared Funds, the correlation of such Fund's performance with the performance of its underlying benchmark (or a relevant inverse or multiple thereof) was a more meaningful factor than the Fund's total return.

With regard to the Active Funds, the Board considered that the Access Flex High Yield ProFund outperformed its Peer Group for the one-year, three-year and five-year periods ended June 30, 2024, and underperformed its Peer Group for the ten-year period ended June 30, 2024 and its benchmark index for the one-year, three-year, five-year and ten year periods ended June 30, 2024. In regard to the Access Flex Bear High Yield ProFund, the Board considered that for each of the one-year, five-year and ten-year periods ended June 30, 2024, the Fund underperformed its Peer Group and benchmark index, but outperformed its Peer Group for the three-year period ended June 30, 2024.

With regard to the Access VP High Yield Fund, the Board noted that for three-year and five-year periods ended June 30, 2024, the Fund outperformed its Peer Group and underperformed its Peer Group for the one-year and ten-year periods ended June 30, 2024. The Fund underperformed its benchmark index for the one-year, three-year, five-year and ten-year periods.

With regard to the Bitcoin Strategy ProFund, the Board noted that for the one-year period ended June 30, 2024, the Fund outperformed its Peer Group average and universe average and underperformed its benchmark index.

After reviewing the performance of the Funds, the Board, including the Independent Trustees, concluded, in light of the foregoing factors, that the performance of the Funds was satisfactory.

With regard to the VP Government Money Market Fund, the Board considered that the Advisor has contractually undertaken to waive fees and/or reimburse expenses to maintain a minimum yield floor limit at 0.02% and has also contractually agreed to waive total operating expenses to 0.90%. The Board noted that under the minimum yield agreement there have been no payments or deferred fee or reimbursed expenses from the Fund since March 4, 2020. The Advisor also confirmed it will not recoup any amounts of fees previously waived or expenses previously reimbursed without first notifying the Independent Trustees.

January 31, 2025 (unaudited) :: Form N-CSR – Items 8-11 :: 317

Profitability

The Board considered and discussed with representatives of the Advisor the significant drivers of cost incurred by or expected to be incurred by the Advisor in managing the Funds, including, but not limited to, intellectual capital, regulatory compliance, daily portfolio rebalancing of the Geared Funds, and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought to achieve the objectives of the Funds. The Board considered and discussed with representatives of the Advisor the profitability to the Advisor of its management of each of the Funds. The Board also discussed the Advisor's profit margin, including the expense allocation methodology used in the Advisor's profitability analysis. It was noted that the methodology for determining profitability was conducted in a similar fashion as the prior year.

The Independent Trustees met in executive session to discuss and evaluate the information provided by the Advisor and the independent consultant. Among other things, the Independent Trustees reviewed information regarding the financial condition and profitability of the Advisor, including the methodologies involved in calculating profitability.

Based on its review, the Board, including all of the Independent Trustees, concluded that the profitability to the Advisor of the Advisory Agreement was reasonable in light of the services and benefits provided to each Fund.

Economies of Scale

The Board discussed with representatives of the Advisor potential economies of scale in connection with the management and operation of each Fund as well as the effect of the contractual expense limitations undertaken by the Advisor. The Board considered that each Fund covered by the Advisory Agreement pays the Advisor an annual investment advisory fee of 0.75% of average daily net assets (other than the Ultra Japan ProFund and the UltraShort Japan ProFund, each of which pay 0.90%, the Nasdaq-100 ProFund which pays 0.70%, the ProFund V.P. U.S. Government Plus, which pays 0.50% and the Bitcoin Strategy ProFund and Short Bitcoin Strategy ProFund which each pay 0.45%).

The Board considered that, subject to the condition that the aggregate daily net assets of the Trust be equal to or greater than $10 billion, the Advisor has agreed to reduce each Fund's annual investment advisory fee by 0.025% on non-money market mutual fund net assets in excess of $500 million up to $1 billion, 0.05% on assets in excess of $1 billion up to $2 billion and 0.075% on assets in excess of $2 billion. The Board considered that for the periods presented, none of the Funds were subject to advisory fee reductions as a result of breakpoint fee reductions.

The Board indicated to the Advisor that it will continue to consider and evaluate on an ongoing basis potential economies of scale and how Fund shareholders might benefit from those economies of scale.

Other Benefits

The Board also considered the Advisor's non-advisory services, including those performed under a separate Management Services Agreement. The Board considered the fact that the Geared Funds' shareholders, and the shareholders of certain Matching Funds, tend to be active traders, which adds a level of complexity to the management of those Funds as the Advisor needs to account for significant asset flows in and out of the Funds. The Board also considered any indirect, or "fall-out," benefits that the Advisor or its affiliates derived from their relationship to the Funds but concluded that such benefits were relatively insignificant.

The Board considered that ProFund Distributors, Inc., a wholly-owned subsidiary of the Advisor, earns fees from the Funds for providing services under a Distribution and Shareholder Services Plan.

Conclusions

Based on, but not limited to, the above considerations and determinations, the Board, including all of the Independent Trustees, determined that the Agreement for the Funds is fair and reasonable in light of the nature, extent and quality of the services to be performed, the fee rates to be paid, the Advisor's expenses and such other matters as the Board considered relevant in the exercise of its business judgement. Accordingly, the Board concluded that the continuation of the Advisory Agreement was in the best interests of the shareholders of the Funds. On this basis, the Board unanimously voted in favor of the renewal of the Advisory Agreement.

P.O. Box 182800

Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers

For Individual Investors Only: 888-776-3637 Or: 614-470-8122
Institutions and Financial Professionals Only: 888-776-5717 Or: 240-497-6552
Fax Number: (800) 782-4797
Website Address: ProFunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission's website at sec.gov. Information regarding how the ProFund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds' website at ProFunds.com; and (iii) on the Commission's website at sec.gov.

ProFunds files complete lists of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT (and successor Forms). Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission's website at sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

01/25

(b) The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in and disagreements with accountants, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Trustees, Officers and others are part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Contract, if approved by the Board of Directors in the most recent half-year, is a part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable – only for annual reports.

(a)(2) Not applicable.

(a)(3) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(b) The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	April 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	April 3, 2025

By (Signature and Title)*	/s/ Rebecca Colvin
Rebecca Colvin, Treasurer and Principal Financial Officer

Date	April 3, 2025

* Print the name and title of each signing officer under his or her signature.